UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

(b) Not Applicable.

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Defensive Global Equity Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

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STATE STREET DEFENSIVE GLOBAL EQUITY FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Defensive Global Equity Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Defensive Global Equity Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class I was 0.43%%, and the Index was 15.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Portfolio’s defensive positioning, sector allocation and stock selection were primary drivers of Fund underperformance during the Reporting Period relative to the Index. The global equity market was unfazed by the Covid-19 pandemic that sent global economy into a sharp decline. After a short period of market selloff in March, the market recovered swiftly in response to a series of fiscal and monetary policies support across the world. The Portfolio’s defensive posture, with higher allocation to lower risk securities, faced a significant headwind in relative performance amid a sharp market rise that disproportionately benefitted high risk, high beta securities. Similarly, the Portfolio’s overweight of defensive sectors – Health Care and Consumer Staples and underweight of best performing Information Technology sector contributed to the Fund’s underperformance relative to the Index. The Portfolio’s stock selection further detracted from relative performance as the portfolio’s tilt to value stocks underperformed during a period when richly valued, highest growth stocks dominated market returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Target, Swedish Match AB and NTT DoCoMo. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Sysco Corp, Swiss Re AG and Qantas Airways.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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State Street Defensive Global Equity Fund
Performance Summary (Unaudited)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Defensive Global Equity Fund Class I	0.43%	8.64%
MSCI World Index(a)	15.90%	14.23%
*	Inception date is February 18, 2016.
(a)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,058,468
Receivable for investments sold	28,477
Receivable from Adviser	22,110
Prepaid expenses and other assets	4
TOTAL ASSETS	2,109,059
LIABILITIES
Due to custodian	11,606
Advisory fee payable	1,293
Custodian fees payable	5,346
Administration fees payable	86
Trustees’ fees and expenses payable	1
Transfer agent fees payable	107
Registration and filing fees payable	19
Professional fees payable	26,841
Printing and postage fees payable	8,717
Accrued expenses and other liabilities	171
TOTAL LIABILITIES	54,187
NET ASSETS	$2,054,872
NET ASSETS CONSIST OF:
Paid-in Capital	$2,254,539
Total distributable earnings (loss)	(199,667)
NET ASSETS	$2,054,872
Class I
Net Assets	$2,054,872
Shares Outstanding	234,635
Net asset value, offering and redemption price per share	$ 8.76
COST OF INVESTMENTS:
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,177,741
Shares of affiliated State Street Defensive Global Equity Portfolio	193,283
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income from affiliated State Street Defensive Global Equity Portfolio	$ 58,991
EXPENSES
Advisory fee	16,060
Administration fees	1,071
Custodian fees	32,164
Trustees’ fees and expenses	21,019
Transfer agent fees	878
Sub-transfer agent fee	1,914
Registration and filing fees	42,394
Professional fees and expenses	24,475
Printing and postage fees	8,522
Insurance expense	10
Miscellaneous expenses	1,453
TOTAL EXPENSES	149,960
Expenses waived/reimbursed by the Adviser	(131,976)
NET EXPENSES	17,984
NET INVESTMENT INCOME (LOSS)	$ 41,007
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Defensive Global Equity Portfolio	(89,057)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Defensive Global Equity Portfolio	24,390
NET REALIZED AND UNREALIZED GAIN (LOSS)	(64,667)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (23,660)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 41,007	$ 64,866
Net realized gain (loss)	(89,057)	98,259
Net change in unrealized appreciation/depreciation	24,390	233,754
Net increase (decrease) in net assets resulting from operations	(23,660)	396,879
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(124,096)	(679,703)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from shares sold	109,498	115,801
Reinvestment of distributions	107,565	575,522
Cost of shares redeemed	(382,950)	(40,646)
Net increase (decrease) in net assets from beneficial interest transactions	(165,887)	650,677
Net increase (decrease) in net assets during the period	(313,643)	367,853
Net assets at beginning of period	2,368,515	2,000,662
NET ASSETS AT END OF PERIOD	$2,054,872	$2,368,515
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	12,826	9,784
Reinvestment of distributions	12,321	61,884
Shares redeemed	(45,614)	(3,416)
Net increase (decrease) from share transactions	(20,467)	68,252
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 2/19/2016* - 12/31/16
Net asset value, beginning of period	$ 9.28	$10.71	$12.48	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.34	0.23	0.32	0.21
Net realized and unrealized gain (loss)	(0.13)	1.75	(1.02)	1.94	0.77
Total from investment operations	0.04	2.09	(0.79)	2.26	0.98
Distributions to shareholders from:
Net investment income	(0.09)	(0.55)	(0.50)	(0.39)	(0.31)
Net realized gains	(0.47)	(2.97)	(0.48)	(0.04)	(0.02)
Total distributions	(0.56)	(3.52)	(0.98)	(0.43)	(0.33)
Net asset value, end of period	$ 8.76	$ 9.28	$10.71	$12.48	$10.65
Total return (b)	0.43%	19.42%	(6.27)%	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,055	$2,369	$2,001	$4,953	$3,194
Ratios to Average Net Assets:
Total expenses	7.00%	7.18%	3.43%	4.48%	5.37%(c)
Net expenses	0.84%	0.81%	0.76%	0.76%	0.75%(c)
Net investment income (loss)	1.92%	2.86%	1.80%	2.72%	2.26%(c)
Portfolio turnover rate (d)	67%	55%	64%	39%	38%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Defensive Global Equity Portfolio.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
Once Class A has commenced operations, Class A shares will be available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Defensive Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s ownership interest in the Portfolio at 100.00% at December 31, 2020. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.
The Adviser is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended December 31, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $131,976.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2020, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Defensive Global Equity Fund	1	12.51%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sales.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Fund	$19,657	$104,439	$124,096
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Fund	$ 104,995	$ 574,708	$ 679,703
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Defensive Global Equity Fund	$21,350	$(48,809)	$—	$(172,208)	$(199,667)
As of December 31, 2020, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Defensive Global Equity Fund	$—	$48,809
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Fund	$2,230,676	$—	$172,208	$(172,208)
6.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
7.    Subsequent Events
The Board has approved a Plan of Liquidation and Termination of Series (the “Plan”) with respect to the Fund, pursuant to which the Fund is expected to be liquidated and terminated on or about May 14, 2021 (the “Liquidation Date”). The Plan authorizes the Fund and its investment adviser, SSGA FM, to engage in such transactions as may be appropriate for the Fund’s liquidation and dissolution, including, without limitation, the sale of Fund assets and payment of, and provision for, Fund liabilities in anticipation of the liquidation. Accordingly, during the period between the effective date of the Plan (February 12, 2021) and the Liquidation Date (the “Liquidation Period”), the Fund will engage in business and activities solely for the purposes of winding down its business and affairs and making a distribution of its assets to shareholders, and it is possible the Fund will not pursue or achieve its investment objective. Furthermore, it is anticipated that during all, or a portion of, the Liquidation Period the Fund’s assets will be held exclusively in cash and/or cash equivalents.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Defensive Global Equity Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets year for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 19, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 19, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Fund
Class I(b)	0.84%	$1,113.50	$4.46	$1,020.90	$4.27
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2020, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2020:
Amount
State Street Defensive Global Equity Fund	$104,439
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

19

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.
SSITDISCEQTYAR

Semi-Annual Report
December 31, 2020
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

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State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	Market Value	% of Net Assets
Target Corp.	35,306	1.7%
Nintendo Co., Ltd.	31,880	1.5
Wesfarmers, Ltd.	30,491	1.5
Procter & Gamble Co.	30,472	1.5
Waste Management, Inc.	30,072	1.5
TOTAL	158,221	7.7%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 5.8%
BHP Group, Ltd.	550	$ 18,008
Brambles, Ltd.	834	6,822
Coles Group, Ltd.	786	11,002
Fortescue Metals Group, Ltd.	619	11,191
Rio Tinto, Ltd.	83	7,290
Sonic Healthcare, Ltd.	857	21,261
Telstra Corp., Ltd.	5,705	13,119
Wesfarmers, Ltd.	784	30,491
		119,184
BELGIUM — 1.3%
Ageas SA/NV	152	8,105
Etablissements Franz Colruyt NV	200	11,861
Telenet Group Holding NV	163	6,996
		26,962
CANADA — 1.3%
Metro, Inc.	280	12,483
TELUS Corp.	732	14,485
		26,968
DENMARK — 2.8%
AP Moller - Maersk A/S Class B	6	13,409
Carlsberg AS Class B	57	9,137
Coloplast A/S Class B	93	14,211
Novo Nordisk A/S Class B	303	21,250
		58,007
FRANCE — 0.8%
Sanofi	165	15,888
GERMANY — 3.7%
Allianz SE	59	14,489
Deutsche Post AG	374	18,533
Deutsche Telekom AG	1,492	27,301
Merck KGaA	98	16,829
		77,152
HONG KONG — 1.7%
CLP Holdings, Ltd.	2,500	23,117
HKT Trust & HKT, Ltd. Stapled Security	9,000	11,677
		34,794
ITALY — 0.5%
Snam SpA	1,667	9,385
JAPAN — 12.4%
FUJIFILM Holdings Corp.	200	10,534
Fujitsu, Ltd.	200	28,873
ITOCHU Corp.	800	22,967
KDDI Corp.	300	8,909
Mitsubishi Gas Chemical Co., Inc.	600	13,767
NEC Corp.	400	21,464
Nintendo Co., Ltd.	50	31,880
Nippon Telegraph & Telephone Corp.	1,100	28,186
Nitto Denko Corp.	200	17,880
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	200	$ 6,021
Sekisui House, Ltd.	200	4,068
Seven & i Holdings Co., Ltd.	500	17,720
Softbank Corp.	500	6,262
Sony Corp.	300	29,885
Tokyo Gas Co., Ltd.	300	6,927
		255,343
NETHERLANDS — 2.6%
Koninklijke Ahold Delhaize NV	937	26,495
Koninklijke KPN NV	6,474	19,700
Koninklijke Vopak NV	150	7,890
		54,085
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	4,823	16,321
SINGAPORE — 0.5%
Oversea-Chinese Banking Corp., Ltd.	1,500	11,418
SWEDEN — 1.0%
Swedish Match AB	277	21,512
SWITZERLAND — 6.0%
Kuehne + Nagel International AG	21	4,770
Nestle SA	211	24,887
Novartis AG	226	21,387
Roche Holding AG	63	22,023
Schindler Holding AG	40	10,797
Swiss Life Holding AG	31	14,463
Swisscom AG	45	24,288
		122,615
UNITED KINGDOM — 1.0%
Direct Line Insurance Group PLC	3,228	14,076
Hikma Pharmaceuticals PLC	184	6,333
		20,409
UNITED STATES — 57.7%
AbbVie, Inc.	246	26,359
Accenture PLC Class A	48	12,538
Adobe, Inc. (a)	25	12,503
Allstate Corp.	251	27,592
Amgen, Inc.	82	18,853
Anthem, Inc.	29	9,312
AT&T, Inc.	319	9,175
AutoZone, Inc. (a)	10	11,854
Bristol-Myers Squibb Co.	312	19,353
Cadence Design Systems, Inc. (a)	117	15,962
Campbell Soup Co.	278	13,441
Cerner Corp.	138	10,830
Cigna Corp.	43	8,952
Cisco Systems, Inc.	524	23,449
Citrix Systems, Inc.	93	12,099
Clorox Co.	78	15,750
CMS Energy Corp.	87	5,308
Conagra Brands, Inc.	308	11,168
Costco Wholesale Corp.	35	13,187
Dollar General Corp.	112	23,554
Dominion Energy, Inc.	66	4,963

See accompanying notes to financial statements.
2

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	405	$ 20,351
Electronic Arts, Inc.	189	27,140
Eli Lilly & Co.	146	24,651
Entergy Corp.	109	10,883
Equinix, Inc. REIT	16	11,427
Equity LifeStyle Properties, Inc. REIT	119	7,540
Eversource Energy	14	1,211
General Mills, Inc.	209	12,289
Gilead Sciences, Inc.	212	12,351
HCA Healthcare, Inc.	65	10,690
Hershey Co.	95	14,471
Hologic, Inc. (a)	112	8,157
Home Depot, Inc.	109	28,953
Humana, Inc.	17	6,975
International Business Machines Corp.	50	6,294
Johnson & Johnson	134	21,089
JPMorgan Chase & Co.	140	17,790
Kellogg Co.	295	18,358
Kimberly-Clark Corp.	173	23,326
Kroger Co.	696	22,105
Laboratory Corp. of America Holdings (a)	52	10,585
Lockheed Martin Corp.	50	17,749
McDonald's Corp.	94	20,171
Merck & Co., Inc.	244	19,959
Microsoft Corp.	94	20,907
Mondelez International, Inc. Class A	221	12,922
Motorola Solutions, Inc.	71	12,074
Newmont Corp.	370	22,159
NortonLifeLock, Inc.	749	15,564
Oracle Corp.	446	28,852
PACCAR, Inc.	115	9,922
PepsiCo, Inc.	199	29,512
Pfizer, Inc.	525	19,325
Philip Morris International, Inc.	230	19,042
Procter & Gamble Co.	219	30,472
Public Service Enterprise Group, Inc.	245	14,284
Public Storage REIT	31	7,159
QUALCOMM, Inc.	101	15,386
Quest Diagnostics, Inc.	86	10,249
Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	24	$ 11,595
Republic Services, Inc.	194	18,682
Sealed Air Corp.	232	10,623
Southern Co.	119	7,310
Target Corp.	200	35,306
Texas Instruments, Inc.	44	7,222
United Parcel Service, Inc. Class B	125	21,050
UnitedHealth Group, Inc.	27	9,468
Verizon Communications, Inc.	397	23,324
Viatris, Inc. (a)	65	1,218
Walmart, Inc.	205	29,551
Waste Management, Inc.	255	30,072
Western Union Co.	1,009	22,137
Xcel Energy, Inc.	157	10,467
		1,186,571
TOTAL COMMON STOCKS (Cost $1,783,212)		2,056,614

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c) (Cost $16,223)	16,220	16,223
TOTAL INVESTMENTS — 100.7% (Cost $1,799,435)		2,072,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(15,166)
NET ASSETS — 100.0%		$ 2,057,671
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,056,614	$—	$—	$2,056,614
Short-Term Investment	16,223	—	—	16,223
TOTAL INVESTMENTS	$2,072,837	$—	$—	$2,072,837
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Industry Breakdown as of December 31, 2020

% of Net Assets
Pharmaceuticals	10.5%
Diversified Telecommunication Services	9.1
Food & Staples Retailing	7.0
Food Products	5.2
Software	5.1
IT Services	4.4
Multiline Retail	4.3
Health Care Providers & Services	4.3
Insurance	3.8
Household Products	3.4
Biotechnology	3.4
Entertainment	2.9
Metals & Mining	2.9
Commercial Services & Supplies	2.7
Electric Utilities	2.6
Specialty Retail	2.0
Tobacco	2.0
Air Freight & Logistics	1.9
Beverages	1.9
Communications Equipment	1.7
Household Durables	1.6
Chemicals	1.5
Banks	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Multi-Utilities	1.2
Trading Companies & Distributors	1.1
Semiconductors & Semiconductor Equipment	1.1
Health Care Equipment & Supplies	1.1
Machinery	1.0
Internet & Direct Marketing Retail	1.0
Hotels, Restaurants & Leisure	1.0
Marine	0.9
Aerospace & Defense	0.9
Gas Utilities	0.8
Wireless Telecommunication Services	0.7
Health Care Technology	0.5
Containers & Packaging	0.5
Technology Hardware, Storage & Peripherals	0.5
Oil, Gas & Consumable Fuels	0.4
Media	0.3
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,623	$27,634	$111,211	$122,619	$(3)	$—	16,220	$16,223	$—
See accompanying notes to financial statements.
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,056,614
Investments in affiliated issuers, at value	16,223
Total Investments	2,072,837
Foreign currency, at value	7,748
Dividends receivable — unaffiliated issuers	1,838
Receivable from Adviser	442
Receivable for foreign taxes recoverable	4,239
TOTAL ASSETS	2,087,104
LIABILITIES
Payable for investments purchased	512
Payable for fund shares repurchased	28,477
Advisory fee payable	439
Trustees’ fees and expenses payable	5
TOTAL LIABILITIES	29,433
NET ASSETS	$2,057,671
NET ASSETS CONSIST OF:
Paid-in Capital	$1,773,487
Total distributable earnings (loss)	284,184
NET ASSETS	$2,057,671
NET ASSET VALUE PER SHARE
Net asset value per share	$ 10.65
Shares outstanding (unlimited amount authorized, no par value)	193,283
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,783,212
Investments in affiliated issuers	16,223
Total cost of investments	$1,799,435
Foreign currency, at cost	$ 7,532
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 27,371
Foreign taxes withheld	(1,323)
TOTAL INVESTMENT INCOME (LOSS)	26,048
EXPENSES
Advisory fee	2,713
Trustees’ fees and expenses	18
TOTAL EXPENSES	2,731
Expenses waived/reimbursed by the Adviser	(2,731)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 26,048
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,867
Investments — affiliated issuers	(3)
Foreign currency transactions	966
Net realized gain (loss)	27,830
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	174,205
Foreign currency translations	421
Net change in unrealized appreciation/depreciation	174,626
NET REALIZED AND UNREALIZED GAIN (LOSS)	202,456
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$228,504
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 26,048	$ 60,639
Net realized gain (loss)	27,830	11,267
Net change in unrealized appreciation/depreciation	174,626	(153,502)
Net increase (decrease) in net assets resulting from operations	228,504	(81,596)
Distributions to shareholders	(58,991)	(188,440)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	25,467	296,196
Reinvestment of distributions	58,991	188,440
Cost of shares redeemed	(285,307)	(415,467)
Net increase (decrease) in net assets from beneficial interest transactions	(200,849)	69,169
Net increase (decrease) in net assets during the period	(31,336)	(200,867)
Net assets at beginning of period	2,089,007	2,289,874
NET ASSETS AT END OF PERIOD	$2,057,671	$2,089,007
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,442	28,561
Reinvestment of distributions	5,607	17,400
Shares redeemed	(27,441)	(41,531)
Net increase (decrease) from share transactions	(19,392)	4,430
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16*- 6/30/16
Net asset value, beginning of period	$ 9.82	$ 11.00	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.13	0.28	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	1.01	(0.58)	0.39	0.36	1.21	0.74
Total from investment operations	1.14	(0.30)	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.31)	(0.39)	(0.74)	(0.38)	(0.28)	—
Net realized gains	—	(0.49)	(1.26)	(0.15)	(0.10)	—
Total distributions	(0.31)	(0.88)	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$10.65	$ 9.82	$ 11.00	$12.28	$12.03	$10.89
Total return (b)	11.63%(c)	(3.50)%	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,058	$2,089	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%(d)	—%	—%	—%	—%	—%(d)
Net investment income (loss)	2.40%(d)	2.66%	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	33%(c)	57%	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2022 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund, a separate series of State Street Institutional Investment Trust. This waiver may not be terminated prior to April 30, 2022 except with the approval of the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the Management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended December 31, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $2,731.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$687,112	$876,528
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$1,810,478	$296,705	$34,346	$262,359
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

7.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2020.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
9.    Subsequent Events
The Portfolio is expected to be liquidated and terminated on or about May 14, 2021.
14

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$1,116.30	$0.00	$1,025.20	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
15

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted a liquidity risk management program ("the Program"). The Program’s principal objectives include assessing, managing and periodically reviewing the Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio.
SSGA FM has been designated by the Board to administer the Portfolio’s Program. During the fiscal period, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported the Portfolio’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of the Portfolio’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Portfolio’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to the liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
16

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2021 State Street Corporation -All Rights Reserved
SSITDISCEQTYAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET EQUITY 500 INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Equity 500 Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”). The investment objective of the Fund is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Administrative Shares was 18.14%, and the Index was 18.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source, but it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets.
Given the significant pressure on equities markets, it was perhaps no surprise that all sectors posted negative returns for the quarter, with a dispersion of 38.52% between the top and bottom performing sector. Information Technology posted the “strongest” return of –11.93% while Energy returned a dismal –50.45% return. Financials also faltered significantly, down just shy of 32% on concerns related to lower interest rates, capitalization and exposure to the Energy sector. On the less negative side, Health Care and Consumer Staples held up reasonable well on a relative basis, returning –12.67% and –12.74%, respectively.
The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. The S&P 500 Index ultimately gained 20.54% during the second quarter of 2020. Consumer discretionary (+32.86%) and information technology (+30.53%) were the best performing sectors and consumer staples (+8.12%) and utilities (+2.73%) posted the lowest returns.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The S&P 500 Index gained 8.93% during the third quarter. Consumer discretionary (+15.06%) and materials (+13.31%) were the best performing sectors, while energy (–19.72%) was the only sector that posted negative returns.
In the US, election results contributed to the S&P 500 Index gaining 12.15% during the fourth quarter. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. US lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals. Energy (27.77%) and financials (23.22%) were the best performing sectors while consumer staples (6.35%) and real estate (4.94%) languished at the bottom.
The Fund used index futures contracts in order to obtain equity exposure for cash and dividend receivable balances during the Reporting Period. The Fund’s use of futures contract helped the Fund track the Index and did not contribute material tracking to the Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Amazon.com Inc and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corporation, Wells Fargo & Company, and AT&T Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

State Street Equity 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Average Annual Total Return Ten Years Ended December 31, 2020
State Street Equity 500 Index Fund Administrative Shares	18.14%	14.94%	13.60%
State Street Equity 500 Index Fund Service Shares	18.06%	14.84%	13.49%
State Street Equity 500 Index Fund Class R Shares	17.63%	14.44%	13.09%
State Street Equity 500 Index Fund Class A Shares(1)	17.79%	14.65%	13.30%
State Street Equity 500 Index Fund Class I Shares(2)	18.07%	14.95%	13.58%
State Street Equity 500 Index Fund Class K Shares(3)	18.32%	15.12%	13.71%
S&P 500® Index(4)	18.40%	15.22%	13.88%
(1)	NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.
(2)	NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.
(3)	NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014, reflect the historical performance of the fund’s Administrative Shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.
(4)	The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 ® Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500 ® Index.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$2,174,075,254
Cash	652,725
Receivable for investments sold	2,594,648
Receivable for fund shares sold	1,467,468
Receivable from Adviser	84,353
Prepaid expenses and other assets	2,603
TOTAL ASSETS	2,178,877,051
LIABILITIES
Payable for investments purchased	652,725
Payable for fund shares repurchased	4,672,362
Advisory fee payable	34,466
Custodian fees payable	7,968
Administration fees payable	80,505
Distribution fees payable	67,633
Transfer agent fees payable	19,259
Sub-transfer agent fee payable	66,558
Registration and filing fees payable	22,733
Professional fees payable	22,483
Printing and postage fees payable	30,539
Accrued expenses and other liabilities	2,252
TOTAL LIABILITIES	5,679,483
NET ASSETS	$2,173,197,568
NET ASSETS CONSIST OF:
Paid-in Capital	$1,578,153,780
Total distributable earnings (loss)	595,043,788
NET ASSETS	$2,173,197,568
Administrative Shares
Net Assets	$ 246,181,169
Shares Outstanding	858,199
Net asset value, offering and redemption price per share	$ 286.86
Service Shares
Net Assets	$ 22,997,171
Shares Outstanding	80,243
Net asset value, offering and redemption price per share	$ 286.59
Class R Shares
Net Assets	$ 35,838,922
Shares Outstanding	125,015
Net asset value, offering and redemption price per share	$ 286.68
Class A Shares
Net Assets	$ 67,324,369
Shares Outstanding	234,677
Net asset value, offering and redemption price per share	$ 286.88
Maximum sales charge	5.25%
Maximum offering price per share	$ 302.78
Class I Shares
Net Assets	$ 21,364,513
Shares Outstanding	74,452
Net asset value, offering and redemption price per share	$ 286.96
Class K Shares
Net Assets	$1,779,491,424
Shares Outstanding	6,201,011
Net asset value, offering and redemption price per share	$ 286.97
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$1,609,199,964
Shares of affiliated State Street Equity 500 Index II Portfolio	6,305,871
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ 32,176,286
EXPENSES
Advisory fee	290,894
Administration fees	727,234
Sub-transfer agent fee
Class A Shares	114,390
Class I Shares	31,948
Distribution fees
Administrative Shares	336,786
Service Shares	52,607
Class R Shares	198,435
Class A Shares	142,097
Custodian fees	48,071
Trustees’ fees and expenses	21,000
Transfer agent fees	189,821
Registration and filing fees	165,176
Professional fees	24,652
Printing and postage fees	45,626
Insurance expense	5,393
Miscellaneous expenses	18,815
TOTAL EXPENSES	2,412,945
Expenses waived/reimbursed by the Adviser	(1,245,789)
NET EXPENSES	1,167,156
NET INVESTMENT INCOME (LOSS)	$ 31,009,130
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(5,804,703)
Capital gain distributions from the State Street Equity 500 Index II Portfolio	44,079,423
Net realized gain (loss)	38,274,720
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	244,514,455
NET REALIZED AND UNREALIZED GAIN (LOSS)	282,789,175
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$313,798,305
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,009,130	$ 20,489,684
Net realized gain (loss)	38,274,720	5,420,997
Net change in unrealized appreciation/depreciation	244,514,455	241,955,281
Net increase (decrease) in net assets resulting from operations	313,798,305	267,865,962
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	(4,135,400)	(9,939,738)
Service Shares	(364,662)	(824,132)
Class R Shares	(442,751)	(1,368,384)
Class A Shares	(943,934)	(2,086,264)
Class I Shares	(348,143)	(596,779)
Class K Shares	(32,584,762)	(35,230,578)
Total distributions to shareholders	(38,819,652)	(50,045,875)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	17,299,834	14,803,388
Reinvestment of distributions	4,135,400	9,939,738
Cost of shares redeemed	(51,497,088)	(50,352,078)
Net increase (decrease) from capital share transactions	(30,061,854)	(25,608,952)
Service Shares
Proceeds from shares sold	3,437,867	3,698,474
Reinvestment of distributions	364,662	824,131
Cost of shares redeemed	(4,673,129)	(9,865,290)
Net increase (decrease) from capital share transactions	(870,600)	(5,342,685)
Class R Shares
Proceeds from shares sold	5,102,099	6,798,328
Reinvestment of distributions	442,751	1,368,384
Cost of shares redeemed	(11,825,080)	(11,252,184)
Net increase (decrease) from capital share transactions	(6,280,230)	(3,085,472)
Class A Shares
Proceeds from shares sold	19,813,744	21,123,719
Reinvestment of distributions	941,800	2,083,022
Cost of shares redeemed	(17,563,046)	(8,312,522)
Net increase (decrease) from capital share transactions	3,192,498	14,894,219
Class I Shares
Proceeds from shares sold	8,350,218	9,836,747
Reinvestment of distributions	348,143	596,780
Cost of shares redeemed	(4,712,625)	(14,359,801)
Net increase (decrease) from capital share transactions	3,985,736	(3,926,274)
Class K Shares
Proceeds from shares sold	936,654,587	324,590,677
Reinvestment of distributions	32,584,653	35,035,317
Cost of shares redeemed	(238,194,915)	(154,736,207)
Net increase (decrease) from capital share transactions	731,044,325	204,889,787
Net increase (decrease) in net assets from beneficial interest transactions	701,009,875	181,820,623
Net increase (decrease) in net assets during the period	975,988,528	399,640,710
Net assets at beginning of period	1,197,209,040	797,568,330
NET ASSETS AT END OF PERIOD	$2,173,197,568	$1,197,209,040
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	73,251	64,362
Reinvestment of distributions	14,531	40,128
Shares redeemed	(208,496)	(211,716)
Net increase (decrease) from share transactions	(120,714)	(107,226)
Service Shares
Shares sold	14,470	16,401
Reinvestment of distributions	1,282	3,331
Shares redeemed	(18,420)	(43,356)
Net increase (decrease) from share transactions	(2,668)	(23,624)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/20	Year Ended 12/31/19(a)
Class R Shares
Shares sold	21,042	30,772
Reinvestment of distributions	1,557	5,529
Shares redeemed	(48,388)	(49,085)
Net increase (decrease) from share transactions	(25,789)	(12,784)
Class A Shares
Shares sold	78,581	91,596
Reinvestment of distributions	3,309	8,410
Shares redeemed	(72,342)	(36,657)
Net increase (decrease) from share transactions	9,548	63,349
Class I Shares
Shares sold	34,372	45,295
Reinvestment of distributions	1,223	2,409
Shares redeemed	(19,742)	(62,891)
Net increase (decrease) from share transactions	15,853	(15,187)
Class K Shares
Shares sold	3,698,640	1,413,544
Reinvestment of distributions	114,453	141,443
Shares redeemed	(961,943)	(674,605)
Net increase (decrease) from share transactions	2,851,150	880,382
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 247.00	$ 196.40	$ 216.20	$ 188.30	$ 171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	3.58	3.90	3.40	3.80	2.60
Net realized and unrealized gain (loss)	41.19	57.30	(13.30)	36.60	17.60
Total from investment operations	44.77	61.20	(9.90)	40.40	20.20
Distributions to shareholders from:
Net investment income	(4.11)	(4.40)	(3.90)	(4.60)	(2.80)
Net realized gains	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	(4.91)	(10.60)	(9.90)	(12.50)	(3.60)
Net asset value, end of period	$ 286.86	$ 247.00	$ 196.40	$ 216.20	$ 188.30
Total return (c)	18.14%	31.14%	(4.56)%	21.43%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$246,181	$241,794	$213,270	$274,650	$277,141
Ratios to Average Net Assets:
Total expenses	0.26%(d)	0.27%(d)	0.27%(d)	0.26%(d)	0.27%(d)
Net expenses	0.17%(d)	0.17%(d)	0.17%(d)	0.18%(d)	0.18%(d)
Net investment income (loss)	1.45%	1.68%	1.51%	1.83%	1.48%
Portfolio turnover rate	6%(e)	21%(e)	8%(e)	30%(e)	5%(e)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$246.70	$196.20	$216.00	$188.10	$ 171.50
Income (loss) from investment operations:
Net investment income (loss) (b)	3.33	3.10	3.20	1.50	2.60
Net realized and unrealized gain (loss)	41.18	57.70	(13.30)	38.70	17.40
Total from investment operations	44.51	60.80	(10.10)	40.20	20.00
Distributions to shareholders from:
Net investment income	(3.82)	(4.10)	(3.70)	(4.40)	(2.60)
Net realized gains	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	(4.62)	(10.30)	(9.70)	(12.30)	(3.40)
Net asset value, end of period	$286.59	$246.70	$196.20	$216.00	$ 188.10
Total return (c)	18.06%	30.99%	(4.66)%	21.33%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,997	$20,457	$20,897	$27,876	$124,591
Ratios to Average Net Assets:
Total expenses	0.36%(d)	0.37%(d)	0.37%(d)	0.36%(d)	0.37%(d)
Net expenses	0.27%(d)	0.27%(d)	0.27%(d)	0.28%(d)	0.27%(d)
Net investment income (loss)	1.35%	1.36%	1.44%	0.73%	1.46%
Portfolio turnover rate	6%(e)	21%(e)	8%(e)	30%(e)	5%(e)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$246.80	$196.20	$216.10	$188.10	$171.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.41	2.90	2.40	2.90	1.80
Net realized and unrealized gain (loss)	41.07	57.10	(13.30)	36.60	17.60
Total from investment operations	43.48	60.00	(10.90)	39.50	19.40
Distributions to shareholders from:
Net investment income	(2.80)	(3.20)	(3.00)	(3.60)	(2.00)
Net realized gains	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	(3.60)	(9.40)	(9.00)	(11.50)	(2.80)
Net asset value, end of period	$286.68	$246.80	$196.20	$216.10	$188.10
Total return (c)	17.63%	30.58%	(5.04)%	20.96%	11.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,839	$37,222	$32,099	$42,249	$39,086
Ratios to Average Net Assets:
Total expenses	0.71%(d)	0.72%(d)	0.72%(d)	0.71%(d)	0.72%(d)
Net expenses	0.62%(d)	0.62%(d)	0.62%(d)	0.63%(d)	0.63%(d)
Net investment income (loss)	0.98%	1.27%	1.06%	1.41%	0.99%
Portfolio turnover rate	6%(e)	21%(e)	8%(e)	30%(e)	5%(e)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$247.00	$196.40	$216.30	$188.30	$171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	3.20	4.20	6.40	1.60	6.80
Net realized and unrealized gain (loss)	40.72	56.30	(16.60)	38.20	12.90
Total from investment operations	43.92	60.50	(10.20)	39.80	19.70
Distributions to shareholders from:
Net investment income	(3.24)	(3.70)	(3.70)	(3.90)	(2.30)
Net realized gains	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	(4.04)	(9.90)	(9.70)	(11.80)	(3.10)
Net asset value, end of period	$286.88	$247.00	$196.40	$216.30	$188.30
Total return (c)	17.79%	30.78%	(4.72)%	21.12%	11.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,324	$55,604	$31,766	$ 6,293	$ 7,509
Ratios to Average Net Assets:
Total expenses	0.56%(d)	0.57%(d)	0.38%(d)	0.56%(d)	0.57%(d)
Net expenses	0.47%(d)	0.47%(d)	0.28%(d)	0.48%(d)	0.48%(d)
Net investment income (loss)	1.29%	1.81%	2.89%	0.79%	3.69%
Portfolio turnover rate	6%(e)	21%(e)	8%(e)	30%(e)	5%(e)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$247.10	$196.50	$216.30	$188.40	$171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	4.39	3.20	4.40	8.90	28.60
Net realized and unrealized gain (loss)	40.24	58.10	(14.10)	31.40	(8.40)
Total from investment operations	44.63	61.30	(9.70)	40.30	20.20
Distributions to shareholders from:
Net investment income	(3.97)	(4.50)	(4.10)	(4.50)	(2.70)
Net realized gains	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	(4.77)	(10.70)	(10.10)	(12.40)	(3.50)
Net asset value, end of period	$286.96	$247.10	$196.50	$216.30	$188.40
Total return (c)	18.07%	31.17%	(4.45)%	21.35%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,365	$14,478	$14,496	$16,084	$ 4,469
Ratios to Average Net Assets:
Total expenses	0.31%(d)	0.24%(d)	0.15%(d)	0.31%(d)	0.32%(d)
Net expenses	0.22%(d)	0.15%(d)	0.05%(d)	0.23%(d)	0.23%(d)
Net investment income (loss)	1.75%	1.38%	1.98%	4.21%	15.53%(e)
Portfolio turnover rate	6%(f)	21%(f)	8%(f)	30%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 247.10	$ 196.40	$ 216.20	$ 188.30	$ 171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	5.92	5.10	4.70	4.40	4.40
Net realized and unrealized gain (loss)	39.30	56.60	(14.30)	36.40	16.10
Total from investment operations	45.22	61.70	(9.60)	40.80	20.50
Distributions to shareholders from:
Net investment income	(4.55)	(4.80)	(4.20)	(5.00)	(3.10)
Net realized gains	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	(5.35)	(11.00)	(10.20)	(12.90)	(3.90)
Net asset value, end of period	$ 286.97	$ 247.10	$ 196.40	$ 216.20	$ 188.30
Total return (c)	18.32%	31.39%	(4.42)%	21.61%	11.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,779,491	$827,654	$485,040	$412,903	$369,915
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.12%(d)	0.12%(d)	0.11%(d)	0.12%(d)
Net expenses	0.02%(d)	0.02%(d)	0.02%(d)	0.03%(d)	0.03%(d)
Net investment income (loss)	2.37%	2.22%	2.08%	2.14%	2.42%
Portfolio turnover rate	6%(e)	21%(e)	8%(e)	30%(e)	5%(e)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Common Stocks	96.8%
Short-Term Investments	2.9
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2020

Description	% of Net Assets
Information Technology	26.7%
Health Care	13.0
Consumer Discretionary	12.3
Communication Services	10.4
Financials	10.1
TOTAL	72.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 96.8%
COMMUNICATION SERVICES — 10.4%
Activision Blizzard, Inc.	113,000	$ 10,492,050
Alphabet, Inc. Class A (a)	43,467	76,182,003
Alphabet, Inc. Class C (a)	41,987	73,556,186
AT&T, Inc.	1,024,040	29,451,390
Cars.com, Inc. (a)	1	11
CenturyLink, Inc.	146,778	1,431,086
Charter Communications, Inc. Class A (a)	21,000	13,892,550
Comcast Corp. Class A	661,966	34,687,018
Discovery, Inc. Class A (a)(b)	20,703	622,953
Discovery, Inc. Class C (a)	43,704	1,144,608
DISH Network Corp. Class A (a)	37,018	1,197,162
Electronic Arts, Inc.	43,679	6,272,304
Facebook, Inc. Class A (a)	347,393	94,893,872
Fox Corp. Class A	53,466	1,556,930
Fox Corp. Class B (a)	20,100	580,488
Interpublic Group of Cos., Inc.	58,066	1,365,712
Live Nation Entertainment, Inc. (a)	22,100	1,623,908
Netflix, Inc. (a)	63,504	34,338,518
News Corp. Class A	50,888	914,457
News Corp. Class B	11,400	202,578
Omnicom Group, Inc.	30,891	1,926,672
Take-Two Interactive Software, Inc. (a)	16,500	3,428,535
T-Mobile US, Inc. (a)	85,075	11,472,364
Twitter, Inc. (a)	114,300	6,189,345
Verizon Communications, Inc.	599,915	35,245,006
ViacomCBS, Inc. Class B	80,481	2,998,722
Walt Disney Co. (a)	262,364	47,535,110
		493,201,538
CONSUMER DISCRETIONARY — 12.3%
Advance Auto Parts, Inc.	10,200	1,606,602
Amazon.com, Inc. (a)	61,790	201,245,705
Aptiv PLC	38,419	5,005,612
AutoZone, Inc. (a)	3,376	4,002,045
Best Buy Co., Inc.	32,906	3,283,690
Booking Holdings, Inc. (a)	5,924	13,194,348
BorgWarner, Inc.	32,377	1,251,047
CarMax, Inc. (a)	22,603	2,135,079
Carnival Corp.	106,901	2,315,476
Chipotle Mexican Grill, Inc. (a)	4,086	5,666,097
D.R. Horton, Inc.	48,597	3,349,305
Darden Restaurants, Inc.	18,271	2,176,442
Dollar General Corp.	36,513	7,678,684
Dollar Tree, Inc. (a)	33,426	3,611,345
Domino's Pizza, Inc.	5,400	2,070,684
Security Description	Shares	Value
eBay, Inc.	94,545	$ 4,750,886
Etsy, Inc. (a)	17,100	3,042,261
Expedia Group, Inc.	19,434	2,573,062
Ford Motor Co.	576,338	5,066,011
Gap, Inc.	25,934	523,607
Garmin, Ltd.	21,540	2,577,476
General Motors Co.	184,723	7,691,866
Genuine Parts Co.	20,789	2,087,839
Hanesbrands, Inc. (b)	46,800	682,344
Hasbro, Inc.	19,097	1,786,333
Hilton Worldwide Holdings, Inc.	39,200	4,361,392
Home Depot, Inc.	156,002	41,437,251
L Brands, Inc.	34,421	1,280,117
Las Vegas Sands Corp.	49,200	2,932,320
Leggett & Platt, Inc.	17,054	755,492
Lennar Corp. Class A	39,506	3,011,542
LKQ Corp. (a)	40,600	1,430,744
Lowe's Cos., Inc.	105,250	16,893,678
Marriott International, Inc. Class A	38,555	5,086,176
McDonald's Corp.	108,310	23,241,160
MGM Resorts International	59,000	1,859,090
Mohawk Industries, Inc. (a)	9,631	1,357,489
Newell Brands, Inc.	57,341	1,217,349
NIKE, Inc. Class B	181,206	25,635,213
Norwegian Cruise Line Holdings, Ltd. (a)	46,200	1,174,866
NVR, Inc. (a)	560	2,284,722
O'Reilly Automotive, Inc. (a)	10,580	4,788,191
Pool Corp.	6,100	2,272,250
PulteGroup, Inc.	37,162	1,602,425
PVH Corp.	9,249	868,389
Ralph Lauren Corp.	6,279	651,384
Ross Stores, Inc.	51,156	6,282,468
Royal Caribbean Cruises, Ltd.	24,400	1,822,436
Starbucks Corp.	170,330	18,221,903
Tapestry, Inc.	44,228	1,374,606
Target Corp.	73,072	12,899,400
Tesla, Inc. (a)	109,600	77,341,432
Tiffany & Co.	16,299	2,142,504
TJX Cos., Inc.	175,174	11,962,633
Tractor Supply Co.	17,426	2,449,747
Ulta Beauty, Inc. (a)	7,800	2,239,848
Under Armour, Inc. Class A (a)	26,624	457,134
Under Armour, Inc. Class C (a)	27,575	410,316
VF Corp.	45,544	3,889,913
Whirlpool Corp.	8,402	1,516,477
Wynn Resorts, Ltd.	14,941	1,685,793
Yum! Brands, Inc.	44,502	4,831,137
		583,042,833

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
CONSUMER STAPLES — 6.3%
Altria Group, Inc.	271,529	$ 11,132,689
Archer-Daniels-Midland Co.	78,332	3,948,716
Brown-Forman Corp. Class B	26,252	2,085,196
Campbell Soup Co.	30,582	1,478,640
Church & Dwight Co., Inc.	35,300	3,079,219
Clorox Co.	18,764	3,788,827
Coca-Cola Co.	555,800	30,480,072
Colgate-Palmolive Co.	125,423	10,724,921
Conagra Brands, Inc.	72,724	2,636,972
Constellation Brands, Inc. Class A	23,850	5,224,343
Costco Wholesale Corp.	63,455	23,908,575
Estee Lauder Cos., Inc. Class A	33,041	8,795,184
General Mills, Inc.	90,142	5,300,350
Hershey Co.	21,067	3,209,136
Hormel Foods Corp.	42,602	1,985,679
J.M. Smucker Co.	16,405	1,896,418
Kellogg Co.	36,428	2,266,914
Kimberly-Clark Corp.	48,927	6,596,827
Kraft Heinz Co.	93,918	3,255,198
Kroger Co.	109,842	3,488,582
Lamb Weston Holdings, Inc.	20,300	1,598,422
McCormick & Co., Inc.	35,384	3,382,710
Molson Coors Beverage Co. Class B	29,353	1,326,462
Mondelez International, Inc. Class A	208,715	12,203,566
Monster Beverage Corp. (a)	54,535	5,043,397
PepsiCo, Inc.	198,616	29,454,753
Philip Morris International, Inc.	226,912	18,786,045
Procter & Gamble Co.	359,326	49,996,620
Sysco Corp.	72,174	5,359,641
Tyson Foods, Inc. Class A	42,044	2,709,315
Walmart, Inc.	199,203	28,715,112
Walgreens Boots Alliance, Inc.	102,305	4,079,923
		297,938,424
ENERGY — 2.2%
Apache Corp.	47,855	679,062
Baker Hughes Co.	99,679	2,078,307
Cabot Oil & Gas Corp.	55,078	896,670
ChampionX Corp. (a)	1	15
Chevron Corp.	276,617	23,360,306
Concho Resources, Inc.	29,800	1,738,830
ConocoPhillips	154,527	6,179,535
Devon Energy Corp.	56,801	898,024
Diamondback Energy, Inc.	23,300	1,127,720
EOG Resources, Inc.	82,971	4,137,764
Exxon Mobil Corp.	607,675	25,048,363
Halliburton Co.	123,167	2,327,856
Hess Corp.	39,457	2,082,935
HollyFrontier Corp.	20,000	517,000
Security Description	Shares	Value
Kinder Morgan, Inc.	283,850	$ 3,880,230
Marathon Oil Corp.	104,288	695,601
Marathon Petroleum Corp.	92,741	3,835,768
Nov, Inc.	63,816	876,194
Occidental Petroleum Corp.	125,373	2,170,207
ONEOK, Inc.	66,496	2,552,116
Phillips 66	63,573	4,446,296
Pioneer Natural Resources Co.	22,676	2,582,570
Schlumberger NV	197,050	4,301,601
TechnipFMC PLC	47,791	449,235
Valero Energy Corp.	58,223	3,293,675
Williams Cos., Inc.	172,958	3,467,808
		103,623,688
FINANCIALS — 10.1%
Aflac, Inc.	94,306	4,193,788
Allstate Corp.	44,439	4,885,179
American Express Co.	95,312	11,524,174
American International Group, Inc.	127,201	4,815,830
Ameriprise Financial, Inc.	16,944	3,292,727
Aon PLC Class A	22,498	4,753,152
Arthur J Gallagher & Co.	27,200	3,364,912
Assurant, Inc.	7,885	1,074,095
Bank of America Corp.	1,094,005	33,159,292
Bank of New York Mellon Corp.	115,894	4,918,541
Berkshire Hathaway, Inc. Class B (a)	281,184	65,198,134
BlackRock, Inc.	20,716	14,947,423
Capital One Financial Corp.	65,695	6,493,951
Cboe Global Markets, Inc.	18,300	1,704,096
Charles Schwab Corp.	216,604	11,488,676
Chubb, Ltd.	66,053	10,166,878
Cincinnati Financial Corp.	20,709	1,809,345
Citigroup, Inc.	303,427	18,709,309
Citizens Financial Group, Inc.	61,400	2,195,664
CME Group, Inc.	52,463	9,550,889
Comerica, Inc.	20,427	1,141,052
Discover Financial Services	44,028	3,985,855
Everest Re Group, Ltd.	6,000	1,404,540
Fifth Third Bancorp	98,462	2,714,597
First Republic Bank	24,400	3,585,092
Franklin Resources, Inc.	37,989	949,345
Globe Life, Inc.	15,212	1,444,532
Goldman Sachs Group, Inc.	50,246	13,250,373
Hartford Financial Services Group, Inc.	49,867	2,442,486
Huntington Bancshares, Inc.	142,791	1,803,450
Intercontinental Exchange, Inc.	82,185	9,475,109
Invesco, Ltd.	55,411	965,814
JPMorgan Chase & Co.	441,643	56,119,576
KeyCorp.	140,196	2,300,616
Lincoln National Corp.	26,382	1,327,278
Loews Corp.	34,619	1,558,547

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
M&T Bank Corp.	17,563	$ 2,235,770
MarketAxess Holdings, Inc.	5,400	3,081,024
Marsh & McLennan Cos., Inc.	74,219	8,683,623
MetLife, Inc.	113,770	5,341,501
Moody's Corp.	23,232	6,742,856
Morgan Stanley	208,427	14,283,502
MSCI, Inc.	12,300	5,492,319
Nasdaq, Inc.	15,775	2,093,973
Northern Trust Corp.	30,796	2,868,339
People's United Financial, Inc.	78,966	1,021,030
PNC Financial Services Group, Inc.	62,175	9,264,075
Principal Financial Group, Inc.	35,665	1,769,341
Progressive Corp.	85,849	8,488,749
Prudential Financial, Inc.	58,402	4,559,444
Raymond James Financial, Inc.	18,600	1,779,462
Regions Financial Corp.	136,246	2,196,286
S&P Global, Inc.	35,268	11,593,650
State Street Corp. (c)	49,678	3,615,565
SVB Financial Group (a)	7,400	2,869,942
Synchrony Financial	77,876	2,703,076
T Rowe Price Group, Inc.	32,255	4,883,084
Travelers Cos., Inc.	37,406	5,250,680
Truist Financial Corp.	197,315	9,457,308
Unum Group	26,705	612,613
US Bancorp	200,722	9,351,638
Wells Fargo & Co.	600,503	18,123,181
Willis Towers Watson PLC	29,245	6,161,337
WR Berkley Corp.	21,000	1,394,820
Zions Bancorp NA	24,095	1,046,687
		479,679,192
HEALTH CARE — 13.0%
Abbott Laboratories	254,749	27,892,468
AbbVie, Inc.	253,680	27,181,812
ABIOMED, Inc. (a)	6,500	2,107,300
Agilent Technologies, Inc.	45,493	5,390,466
Alexion Pharmaceuticals, Inc. (a)	31,273	4,886,094
Align Technology, Inc. (a)	10,200	5,450,676
AmerisourceBergen Corp.	20,234	1,978,076
Amgen, Inc.	83,654	19,233,728
Anthem, Inc.	35,719	11,469,014
Baxter International, Inc.	74,579	5,984,219
Becton Dickinson and Co.	42,356	10,598,318
Biogen, Inc. (a)	22,084	5,407,488
Bio-Rad Laboratories, Inc. Class A (a)	3,300	1,923,702
Boston Scientific Corp. (a)	210,057	7,551,549
Bristol-Myers Squibb Co.	328,375	20,369,101
Cardinal Health, Inc.	44,033	2,358,408
Catalent, Inc. (a)	24,600	2,560,122
Centene Corp. (a)	85,504	5,132,805
Cerner Corp.	43,637	3,424,632
Security Description	Shares	Value
Cigna Corp.	51,941	$ 10,813,077
Cooper Cos., Inc.	7,800	2,833,896
CVS Health Corp.	190,994	13,044,890
Danaher Corp.	91,994	20,435,547
DaVita, Inc. (a)	10,128	1,189,027
DENTSPLY SIRONA, Inc.	33,034	1,729,660
DexCom, Inc. (a)	13,600	5,028,192
Edwards Lifesciences Corp. (a)	91,230	8,322,913
Eli Lilly & Co.	115,672	19,530,061
Gilead Sciences, Inc.	183,252	10,676,262
HCA Healthcare, Inc.	37,900	6,233,034
Henry Schein, Inc. (a)	18,700	1,250,282
Hologic, Inc. (a)	37,100	2,701,993
Humana, Inc.	18,990	7,791,027
IDEXX Laboratories, Inc. (a)	12,500	6,248,375
Illumina, Inc. (a)	21,000	7,770,000
Incyte Corp. (a)	26,700	2,322,366
Intuitive Surgical, Inc. (a)	17,044	13,943,696
IQVIA Holdings, Inc. (a)	27,200	4,873,424
Johnson & Johnson	380,408	59,868,611
Laboratory Corp. of America Holdings (a)	13,975	2,844,611
McKesson Corp.	23,052	4,009,204
Medtronic PLC	195,693	22,923,478
Merck & Co., Inc.	363,572	29,740,190
Mettler-Toledo International, Inc. (a)	3,400	3,874,912
PerkinElmer, Inc.	16,086	2,308,341
Perrigo Co. PLC	20,086	898,246
Pfizer, Inc.	798,833	29,405,043
Quest Diagnostics, Inc.	20,142	2,400,322
Regeneron Pharmaceuticals, Inc. (a)	15,042	7,266,941
ResMed, Inc.	21,400	4,548,784
STERIS PLC	11,700	2,217,618
Stryker Corp.	47,794	11,711,442
Teleflex, Inc.	6,900	2,839,833
Thermo Fisher Scientific, Inc.	57,512	26,787,939
UnitedHealth Group, Inc.	137,474	48,209,382
Universal Health Services, Inc. Class B	12,000	1,650,000
Varian Medical Systems, Inc. (a)	12,729	2,227,702
Vertex Pharmaceuticals, Inc. (a)	38,152	9,016,844
Viatris, Inc. (a)	172,414	3,231,038
Waters Corp. (a)	8,650	2,140,183
West Pharmaceutical Services, Inc.	10,600	3,003,086
Zimmer Biomet Holdings, Inc.	29,425	4,534,098
Zoetis, Inc.	69,420	11,489,010
		616,784,558
INDUSTRIALS — 8.1%
3M Co.	84,029	14,687,429
A.O. Smith Corp.	17,500	959,350

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Alaska Air Group, Inc.	15,500	$ 806,000
Allegion PLC	15,496	1,803,424
American Airlines Group, Inc. (b)	76,400	1,204,828
AMETEK, Inc.	32,699	3,954,617
Boeing Co.	77,364	16,560,538
C.H. Robinson Worldwide, Inc.	18,379	1,725,237
Carrier Global Corp.	118,579	4,472,800
Caterpillar, Inc.	79,024	14,383,949
Cintas Corp.	13,366	4,724,346
Copart, Inc. (a)	29,500	3,753,875
CSX Corp.	111,955	10,159,916
Cummins, Inc.	22,514	5,112,929
Deere & Co.	45,783	12,317,916
Delta Air Lines, Inc.	90,934	3,656,456
Dover Corp.	20,150	2,543,938
Eaton Corp. PLC	57,325	6,887,026
Emerson Electric Co.	85,979	6,910,132
Equifax, Inc.	17,388	3,353,102
Expeditors International of Washington, Inc.	23,476	2,232,802
Fastenal Co.	80,816	3,946,245
FedEx Corp.	35,250	9,151,605
Flowserve Corp.	17,445	642,848
Fortive Corp.	48,149	3,409,912
Fortune Brands Home & Security, Inc.	21,100	1,808,692
General Dynamics Corp.	33,072	4,921,775
General Electric Co.	1,277,188	13,793,630
Honeywell International, Inc.	100,878	21,456,751
Howmet Aerospace, Inc.	60,286	1,720,562
Huntington Ingalls Industries, Inc.	5,400	920,592
IDEX Corp.	10,900	2,171,280
IHS Markit, Ltd.	53,000	4,760,990
Illinois Tool Works, Inc.	42,200	8,603,736
Ingersoll Rand, Inc. (a)	53,287	2,427,756
Jacobs Engineering Group, Inc.	19,743	2,151,197
JB Hunt Transport Services, Inc.	11,600	1,585,140
Johnson Controls International PLC	105,808	4,929,595
Kansas City Southern	13,196	2,693,699
L3Harris Technologies, Inc.	31,221	5,901,393
Lockheed Martin Corp.	35,971	12,768,986
Masco Corp.	37,684	2,069,982
Nielsen Holdings PLC	46,225	964,716
Norfolk Southern Corp.	37,387	8,883,525
Northrop Grumman Corp.	22,325	6,802,874
Old Dominion Freight Line, Inc.	14,250	2,781,315
Otis Worldwide Corp.	57,289	3,869,872
PACCAR, Inc.	51,239	4,420,901
Parker-Hannifin Corp.	18,989	5,172,794
Pentair PLC	24,204	1,284,990
Security Description	Shares	Value
Quanta Services, Inc.	20,007	$ 1,440,904
Raytheon Technologies Corp.	218,301	15,610,705
Republic Services, Inc.	30,089	2,897,571
Robert Half International, Inc.	15,966	997,556
Rockwell Automation, Inc.	17,826	4,470,939
Rollins, Inc.	32,325	1,262,938
Roper Technologies, Inc.	15,065	6,494,371
Snap-on, Inc.	8,440	1,444,422
Southwest Airlines Co.	90,859	4,234,938
Stanley Black & Decker, Inc.	22,757	4,063,490
Teledyne Technologies, Inc. (a)	5,300	2,077,494
Textron, Inc.	33,033	1,596,485
Trane Technologies PLC	33,984	4,933,117
TransDigm Group, Inc. (a)	8,000	4,950,800
Union Pacific Corp.	96,798	20,155,280
United Airlines Holdings, Inc. (a)	43,800	1,894,350
United Parcel Service, Inc. Class B	103,091	17,360,524
United Rentals, Inc. (a)	10,000	2,319,100
Verisk Analytics, Inc.	24,000	4,982,160
W.W. Grainger, Inc.	6,757	2,759,153
Waste Management, Inc.	55,835	6,584,622
Westinghouse Air Brake Technologies Corp.	25,766	1,886,071
Xylem, Inc.	25,758	2,621,907
		385,266,860
INFORMATION TECHNOLOGY — 26.7%
Accenture PLC Class A	91,018	23,774,812
Adobe, Inc. (a)	69,544	34,780,345
Advanced Micro Devices, Inc. (a)	174,600	16,012,566
Akamai Technologies, Inc. (a)	23,290	2,445,217
Amphenol Corp. Class A	43,020	5,625,725
Analog Devices, Inc.	37,535	5,545,046
ANSYS, Inc. (a)	12,300	4,474,740
Apple, Inc.	2,314,096	307,057,398
Applied Materials, Inc.	133,454	11,517,080
Arista Networks, Inc. (a)	7,900	2,295,503
Autodesk, Inc. (a)	32,106	9,803,246
Automatic Data Processing, Inc.	62,852	11,074,522
Broadcom, Inc.	58,591	25,654,069
Broadridge Financial Solutions, Inc.	17,300	2,650,360
Cadence Design Systems, Inc. (a)	41,200	5,620,916
CDW Corp.	21,100	2,780,769
Cisco Systems, Inc.	607,190	27,171,752
Citrix Systems, Inc.	18,589	2,418,429
Cognizant Technology Solutions Corp. Class A	79,741	6,534,775
Corning, Inc.	108,326	3,899,736
DXC Technology Co.	37,638	969,179

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
F5 Networks, Inc. (a)	9,441	$ 1,661,050
Fidelity National Information Services, Inc.	90,491	12,800,857
Fiserv, Inc. (a)	81,424	9,270,937
FleetCor Technologies, Inc. (a)	12,000	3,273,960
FLIR Systems, Inc.	17,761	778,465
Fortinet, Inc. (a)	18,600	2,762,658
Gartner, Inc. (a)	12,900	2,066,451
Global Payments, Inc.	43,868	9,450,045
Hewlett Packard Enterprise Co.	178,953	2,120,593
HP, Inc.	199,653	4,909,467
Intel Corp.	588,936	29,340,792
International Business Machines Corp.	129,895	16,351,183
Intuit, Inc.	38,237	14,524,324
IPG Photonics Corp. (a)	5,200	1,163,708
Jack Henry & Associates, Inc.	10,400	1,684,696
Juniper Networks, Inc.	42,349	953,276
Keysight Technologies, Inc. (a)	26,500	3,500,385
KLA Corp.	22,232	5,756,087
Lam Research Corp.	21,277	10,048,489
Leidos Holdings, Inc.	18,300	1,923,696
Mastercard, Inc. Class A	127,451	45,492,360
Maxim Integrated Products, Inc.	64,146	5,686,543
Microchip Technology, Inc.	37,283	5,149,155
Micron Technology, Inc. (a)	162,334	12,204,270
Microsoft Corp.	1,094,758	243,496,074
Motorola Solutions, Inc.	23,872	4,059,672
NetApp, Inc.	33,814	2,239,839
NortonLifeLock, Inc.	85,560	1,777,937
NVIDIA Corp.	89,744	46,864,317
Oracle Corp.	272,635	17,636,758
Paychex, Inc.	47,407	4,417,384
Paycom Software, Inc. (a)	7,100	3,210,975
PayPal Holdings, Inc. (a)	169,845	39,777,699
Qorvo, Inc. (a)	16,400	2,726,828
QUALCOMM, Inc.	164,226	25,018,189
salesforce.com, Inc. (a)	132,395	29,461,859
Seagate Technology PLC	33,624	2,090,068
ServiceNow, Inc. (a)	28,000	15,412,040
Skyworks Solutions, Inc.	23,800	3,638,544
Synopsys, Inc. (a)	21,600	5,599,584
TE Connectivity, Ltd.	47,551	5,757,000
Teradyne, Inc.	23,800	2,853,382
Texas Instruments, Inc.	133,393	21,893,793
Tyler Technologies, Inc. (a)	5,800	2,531,816
VeriSign, Inc. (a)	14,501	3,138,016
Visa, Inc. Class A	245,760	53,755,085
Vontier Corp. (a)	17,739	592,483
Western Digital Corp.	41,353	2,290,543
Western Union Co.	53,945	1,183,553
Xerox Holdings Corp.	25,527	591,971
Xilinx, Inc.	36,060	5,112,226
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	7,500	$ 2,882,475
		1,264,989,742
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	31,702	8,661,620
Albemarle Corp.	15,900	2,345,568
Alcoa Corp. (a)	1	23
Amcor PLC	219,026	2,577,936
Avery Dennison Corp.	12,070	1,872,178
Ball Corp.	48,332	4,503,576
Celanese Corp.	17,000	2,208,980
CF Industries Holdings, Inc.	28,520	1,104,009
Corteva, Inc.	107,082	4,146,215
Dow, Inc.	106,548	5,913,414
DuPont de Nemours, Inc.	107,782	7,664,378
Eastman Chemical Co.	20,136	2,019,238
Ecolab, Inc.	35,700	7,724,052
FMC Corp.	18,578	2,135,170
Freeport-McMoRan, Inc.	210,440	5,475,649
International Flavors & Fragrances, Inc. (b)	14,651	1,594,615
International Paper Co.	54,403	2,704,917
Linde PLC (a)	75,463	19,885,255
LyondellBasell Industries NV Class A	37,758	3,460,898
Martin Marietta Materials, Inc.	8,945	2,540,112
Mosaic Co.	50,584	1,163,938
Newmont Corp.	115,433	6,913,282
Nucor Corp.	43,348	2,305,680
Packaging Corp. of America	13,700	1,889,367
PPG Industries, Inc.	34,854	5,026,644
Sealed Air Corp.	22,923	1,049,644
Sherwin-Williams Co.	12,009	8,825,534
Vulcan Materials Co.	20,971	3,110,209
Westrock Co.	37,536	1,633,942
		120,456,043
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	16,900	3,011,918
American Tower Corp. REIT	64,718	14,526,602
AvalonBay Communities, Inc. REIT	20,069	3,219,670
Boston Properties, Inc. REIT	20,346	1,923,307
CBRE Group, Inc. Class A (a)	49,967	3,133,930
Crown Castle International Corp. REIT	61,458	9,783,499
Digital Realty Trust, Inc. REIT	40,300	5,622,253
Duke Realty Corp. REIT	53,300	2,130,401
Equinix, Inc. REIT	12,943	9,243,632
Equity Residential REIT	49,719	2,947,342
Essex Property Trust, Inc. REIT	9,345	2,218,690
Extra Space Storage, Inc. REIT	18,600	2,154,996

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Federal Realty Investment Trust REIT	10,200	$ 868,224
Healthpeak Properties, Inc. REIT	86,023	2,600,475
Host Hotels & Resorts, Inc. REIT	103,562	1,515,112
Iron Mountain, Inc. REIT (b)	44,681	1,317,196
Kimco Realty Corp. REIT	67,153	1,007,967
Mid-America Apartment Communities, Inc. REIT	16,500	2,090,385
Prologis, Inc. REIT	108,050	10,768,263
Public Storage REIT	22,435	5,180,915
Realty Income Corp. REIT	48,500	3,015,245
Regency Centers Corp. REIT	21,200	966,508
SBA Communications Corp. REIT	15,900	4,485,867
Simon Property Group, Inc. REIT	48,180	4,108,790
SL Green Realty Corp. REIT (b)	9,300	554,094
UDR, Inc. REIT	42,600	1,637,118
Ventas, Inc. REIT	53,497	2,623,493
Vornado Realty Trust REIT	23,168	865,093
Welltower, Inc. REIT	61,919	4,001,206
Weyerhaeuser Co. REIT	110,987	3,721,394
		111,243,585
UTILITIES — 2.7%
AES Corp.	91,136	2,141,696
Alliant Energy Corp.	37,600	1,937,528
Ameren Corp.	36,004	2,810,472
American Electric Power Co., Inc.	71,309	5,937,900
American Water Works Co., Inc.	26,900	4,128,343
Atmos Energy Corp.	18,700	1,784,541
CenterPoint Energy, Inc.	78,576	1,700,385
CMS Energy Corp.	41,055	2,504,766
Consolidated Edison, Inc.	51,852	3,747,344
Dominion Energy, Inc.	117,266	8,818,403
DTE Energy Co.	27,445	3,332,097
Duke Energy Corp.	107,592	9,851,124
Edison International	56,214	3,531,364
Entergy Corp.	28,498	2,845,240
Evergy, Inc.	31,299	1,737,408
Eversource Energy	48,817	4,223,159
Exelon Corp.	143,484	6,057,895
FirstEnergy Corp.	78,393	2,399,610
NextEra Energy, Inc.	285,256	22,007,500
NiSource, Inc.	59,604	1,367,316
Security Description	Shares	Value
NRG Energy, Inc.	35,702	$ 1,340,610
Pinnacle West Capital Corp.	17,504	1,399,445
PPL Corp.	109,219	3,079,976
Public Service Enterprise Group, Inc.	74,888	4,365,970
Sempra Energy	41,062	5,231,709
Southern Co.	154,659	9,500,702
WEC Energy Group, Inc.	44,882	4,130,490
Xcel Energy, Inc.	76,251	5,083,654
		126,996,647
TOTAL COMMON STOCKS (Cost $2,958,183,894)		4,583,223,110

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (d) (e)	132,932,599	132,932,599
State Street Navigator Securities Lending Portfolio II (c) (f)	3,755,880	3,755,880
TOTAL SHORT-TERM INVESTMENTS (Cost $136,688,479)		136,688,479
TOTAL INVESTMENTS — 99.7% (Cost $3,094,872,373)		4,719,911,589
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		12,335,849
NET ASSETS — 100.0%		$ 4,732,247,438
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

At December 31, 2020, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	729	03/19/2021	$133,493,936	$136,643,760	$3,149,824
During the period ended December 31, 2020, average notional value related to futures contracts was $107,443,647.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 4,583,223,110	$—	$—	$ 4,583,223,110
Short-Term Investments	136,688,479	—	—	136,688,479
TOTAL INVESTMENTS	$ 4,719,911,589	$—	$—	$ 4,719,911,589
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,149,824	—	—	3,149,824
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 3,149,824	$—	$—	$ 3,149,824
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,723,061,413	$—	$—	$4,723,061,413
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	41,778	$ 3,304,640	$ 553,826	$ —	$ —	$(242,901)	49,678	$ 3,615,565	$ 97,974
State Street Institutional Liquid Reserves Fund, Premier Class	116,650,458	116,662,123	75,576,793	192,251,388	16,656	(4,184)	—	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,175,002,343	1,042,069,744	—	—	132,932,599	132,932,599	233,338
State Street Navigator Securities Lending Portfolio II	7,182,686	7,182,686	44,441,327	47,868,133	—	—	3,755,880	3,755,880	37,561
Total		$127,149,449	$1,295,574,289	$1,282,189,265	$16,656	$(247,085)		$140,304,044	$368,873
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value*	$4,579,607,545
Investments in affiliated issuers, at value	140,304,044
Total Investments	4,719,911,589
Net cash at broker	5,764,198
Receivable from broker — accumulated variation margin on futures contracts	3,151,488
Receivable for fund shares sold	32,013,122
Dividends receivable — unaffiliated issuers	3,311,374
Dividends receivable — affiliated issuers	30,223
Securities lending income receivable — unaffiliated issuers	75
Securities lending income receivable — affiliated issuers	2,466
Prepaid expenses and other assets	6,192
TOTAL ASSETS	4,764,190,727
LIABILITIES
Payable upon return of securities loaned	3,755,880
Payable for fund shares repurchased	27,904,648
Payable to Adviser	17,720
Administration, custody, and transfer agent fees payable	93,189
Trustees’ fees and expenses payable	823
Registration and filing fees payable	35,356
Professional fees payable	46,500
Printing and postage fees payable	10,633
Accrued expenses and other liabilities	78,540
TOTAL LIABILITIES	31,943,289
NET ASSETS	$4,732,247,438
NET ASSETS CONSIST OF:
Paid-in Capital	$3,132,512,628
Total distributable earnings (loss)	1,599,734,810
NET ASSETS	$4,732,247,438
NET ASSET VALUE PER SHARE
Net asset value per share	$ 344.77
Shares outstanding (unlimited amount authorized, no par value)	13,725,905
Net Assets	$4,732,247,438
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,954,835,473
Investments in affiliated issuers	140,036,900
Total cost of investments	$3,094,872,373
* Includes investments in securities on loan, at value	$ 3,918,249
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 588
Dividend income — unaffiliated issuers	63,069,462
Dividend income — affiliated issuers	331,312
Unaffiliated securities lending income	7,054
Affiliated securities lending income	37,561
TOTAL INVESTMENT INCOME (LOSS)	63,445,977
EXPENSES
Administration, custody, and transfer agent fees	464,122
Trustees’ fees and expenses	57,475
Professional fees	56,134
Printing and postage fees	18,928
Insurance expense	14,801
Miscellaneous expenses	100,291
TOTAL EXPENSES	711,751
Expenses waived/reimbursed by the Adviser	(9,836)
NET EXPENSES	701,915
NET INVESTMENT INCOME (LOSS)	$ 62,744,062
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,961,778
Investments — affiliated issuers	16,656
Futures contracts	8,789,867
Net realized gain (loss)	14,768,301
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	598,065,300
Investments — affiliated issuers	(247,085)
Futures contracts	1,207,500
Net change in unrealized appreciation/depreciation	599,025,715
NET REALIZED AND UNREALIZED GAIN (LOSS)	613,794,016
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$676,538,078
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 62,744,062	$ 65,664,107
Net realized gain (loss)	14,768,301	98,343,773
Net change in unrealized appreciation/depreciation	599,025,715	707,290,399
Net increase (decrease) in net assets resulting from operations	676,538,078	871,298,279
Distributions to shareholders	(165,181,932)	(88,221,519)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,401,873,496	736,270,097
Reinvestment of distributions	165,181,932	88,221,519
Cost of shares redeemed	(570,161,285)	(1,018,104,068)
Net increase (decrease) in net assets from beneficial interest transactions	996,894,143	(193,612,452)
Net increase (decrease) in net assets during the period	1,508,250,289	589,464,308
Net assets at beginning of period	3,223,997,149	2,634,532,841
NET ASSETS AT END OF PERIOD	$4,732,247,438	$ 3,223,997,149
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,588,233	2,693,283
Reinvestment of distributions	487,190	292,706
Shares redeemed	(2,014,344)	(3,510,546)
Net increase (decrease) from share transactions	3,061,079	(524,557)
(a)	On April 17, 2020, State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 302.40	$ 235.40	$ 261.40	$ 226.20	$ 206.40
Income (loss) from investment operations:
Net investment income (loss) (b)	5.44	5.60	5.20	5.00	4.60
Net realized and unrealized gain (loss)	49.45	68.40	(17.20)	44.20	20.40
Total from investment operations	54.89	74.00	(12.00)	49.20	25.00
Distributions to shareholders from:
Net investment income	(5.28)	(5.20)	(5.20)	(5.40)	(3.60)
Net realized gains	(7.24)	(1.80)	(8.80)	(8.60)	(1.60)
Total distributions	(12.52)	(7.00)	(14.00)	(14.00)	(5.20)
Net asset value, end of period	$ 344.77	$ 302.40	$ 235.40	$ 261.40	$ 226.20
Total return (c)	18.30%	31.41%	(4.42)%	21.66%	12.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,732,247	$3,223,997	$2,634,533	$2,199,181	$1,227,444
Ratios to average net assets:
Total expenses	0.02%	0.03%	0.03%	0.03%	0.04%
Net expenses	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	1.79%	2.01%	1.93%	1.98%	2.15%
Portfolio turnover rate	6%	21%	8%	30%	5%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2020
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	45.94%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

For the period ended December 31, 2020, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,151,488	$—	$3,151,488
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$8,789,867	$—	$8,789,867
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,207,500	$—	$1,207,500
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2021, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board.
For the period ended December 31, 2020, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$1,099,752,086	$206,989,869
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, corporate actions, futures contracts and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$33,291,426	$ 5,528,226	$ 38,819,652
State Street Equity 500 Index II Portfolio	72,912,208	92,269,724	165,181,932
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Equity 500 Index Fund	$ 22,927,638	$ 27,118,237	$ 50,045,875
State Street Equity 500 Index II Portfolio	69,977,339	18,244,180	88,221,519
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Equity 500 Index Fund	$ 172,861	$—	$42,082,061	$ 552,788,866	$ 595,043,788
State Street Equity 500 Index II Portfolio	5,959,308	—	21,711,171	1,572,064,331	1,599,734,810
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$1,621,286,388	$ 552,788,866	$ —	$ 552,788,866
State Street Equity 500 Index II Portfolio	3,150,996,988	1,657,417,065	85,352,640	1,572,064,425
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 3,918,249	$ 3,755,880	$ 286,267	$ 4,042,147
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$3,755,880	$—	$—	$—	$3,755,880	$3,755,880
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2020.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market Risk
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Share Splits
The Board authorized a 1-for-10 reverse share split for the State Street Equity 500 Index Fund and a 1-for-20 reverse share split for the State Street Equity 500 Index II Portfolio, effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, while increasing the NAV of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, resulting in no effect to the net assets of the Fund and Portfolio. The financial statements and financial highlights of the Fund and Portfolio have been adjusted to reflect the reverse share splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments of the Portfolio, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund and the Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s and the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.17%	$1,219.90	$0.95	$1,024.30	$0.87
Service Shares	0.27	1,219.20	1.51	1,023.80	1.37
Class R Shares	0.62	1,217.10	3.46	1,022.00	3.15
Class A Shares	0.47	1,218.00	2.62	1,022.80	2.39
Class I Shares	0.22	1,219.60	1.23	1,024.00	1.12
Class K Shares	0.02	1,220.80	0.11	1,025.00	0.10
State Street Equity 500 Index II Portfolio	0.02	1,220.80	0.11	1,025.00	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends paid during the year ended December 31, 2020 were as follows:
Amount
State Street Equity 500 Index Fund	$ 5,528,226
State Street Equity 500 Index II Portfolio	92,269,724
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC's website at www.SEC.gov. The Fund’s and Portfolio’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

40

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEQ5001AR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value	$16,127,551,865
Prepaid expenses and other assets	28,402
TOTAL ASSETS	16,127,580,267
LIABILITIES
Payable to Adviser	12,883
Administration fees payable	654,811
Shareholder servicing fee payable	120,270
Distribution fees payable	21,766
Transfer agent fees payable	53,521
Registration and filing fees payable	82,226
Professional fees payable	36,269
Printing fees payable	19,141
Distribution payable	117,430
Accrued expenses and other liabilities	232,379
TOTAL LIABILITIES	1,350,696
NET ASSETS	$16,126,229,571
NET ASSETS CONSIST OF:
Paid-in Capital	$16,127,270,375
Total distributable earnings (loss)	(1,040,804)
NET ASSETS	$16,126,229,571
Administration Class
Net Assets	$ 567,549,898
Shares Outstanding	567,491,044
Net asset value, offering and redemption price per share	$ 1.0001
Institutional Class
Net Assets	$ 153,757,483
Shares Outstanding	153,704,305
Net asset value, offering and redemption price per share	$ 1.0003
Investment Class
Net Assets	$ 6,200
Shares Outstanding	6,199
Net asset value, offering and redemption price per share	$ 1.0002
Investor Class
Net Assets	$ 97,897,652
Shares Outstanding	97,878,093
Net asset value, offering and redemption price per share	$ 1.0002
Premier Class
Net Assets	$14,854,600,535
Shares Outstanding	14,851,607,029
Net asset value, offering and redemption price per share	$ 1.0002
Trust Class
Net Assets	$ 452,417,803
Shares Outstanding	452,331,090
Net asset value, offering and redemption price per share	$ 1.0002
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$16,127,076,192
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$135,448,459
Expenses allocated from affiliated Portfolio	(11,267,681)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	124,180,778
EXPENSES
Administration fees
Administration Class	290,561
Institutional Class	155,324
Investment Class	7
Investor Class	74,480
Premier Class	7,724,040
Trust Class	315,375
Shareholder servicing fees
Administration Class	1,162,246
Institutional Class	93,195
Investment Class	26
Investor Class	119,168
Trust Class	365,836
Distribution fees
Administration Class	290,561
Investment Class	10
Custodian fees	65,222
Trustees’ fees and expenses	21,000
Transfer agent fees	314,336
Registration and filing fees	380,531
Professional fees and expenses	95,193
Printing and postage fees	55,081
Insurance expense	68,133
Miscellaneous expenses	77,799
TOTAL EXPENSES	11,668,124
Expenses waived/reimbursed by the Adviser	(650,721)
NET EXPENSES	11,017,403
NET INVESTMENT INCOME (LOSS)	$ 113,163,375
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(1,520,746)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(956,676)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,477,422)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 110,685,953
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 113,163,375	$ 383,338,622
Net realized gain (loss)	(1,520,746)	206,342
Net change in unrealized appreciation/depreciation	(956,676)	1,566,595
Net increase (decrease) in net assets resulting from operations	110,685,953	385,111,559
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2,508,291)	(16,286,035)
Institutional Class	(1,795,112)	(2,165,388)
Investment Class	(44)	(321)
Investor Class	(853,404)	(1,344,762)
Premier Class	(105,085,131)	(349,794,303)
Trust Class	(3,240,782)	(13,762,571)
Total distributions to shareholders	(113,482,764)	(383,353,380)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	5,350,163,645	7,064,387,447
Reinvestment of distributions	967,450	6,346,954
Shares redeemed	(5,396,599,634)	(7,414,542,170)
Net increase (decrease) from capital share transactions	(45,468,539)	(343,807,769)
Institutional Class
Shares sold	1,039,255,767	346,019,418
Reinvestment of distributions	482,800	1,223,450
Shares redeemed	(1,069,133,111)	(164,003,610)
Net increase (decrease) from capital share transactions	(29,394,544)	183,239,258
Investment Class
Reinvestment of distributions	22	117
Shares redeemed	(6,007)	(11,314)
Net increase (decrease) from capital share transactions	(5,985)	(11,197)
Investor Class
Shares sold	838,381,570	591,140,341
Reinvestment of distributions	818,527	1,323,819
Shares redeemed	(777,477,302)	(596,927,131)
Net increase (decrease) from capital share transactions	61,722,795	(4,462,971)
Premier Class
Shares sold	163,555,047,610	128,405,751,905
Reinvestment of distributions	88,956,761	300,188,572
Shares redeemed	(168,975,379,628)	(118,008,766,305)
Net increase (decrease) from capital share transactions	(5,331,375,257)	10,697,174,172
Trust Class
Shares sold	5,768,057,656	7,060,825,006
Reinvestment of distributions	2,294,758	10,029,898
Shares redeemed	(5,915,232,791)	(7,177,740,862)
Net increase (decrease) from capital share transactions	(144,880,377)	(106,885,958)
Net increase (decrease) in net assets from beneficial interest transactions	(5,489,401,907)	10,425,245,535
Net increase (decrease) in net assets during the period	(5,492,198,718)	10,427,003,714
Net assets at beginning of period	21,618,428,289	11,191,424,575
NET ASSETS AT END OF PERIOD	$ 16,126,229,571	$ 21,618,428,289
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	5,349,685,085	7,063,766,984
Reinvestment of distributions	967,416	6,346,279
Shares redeemed	(5,396,179,614)	(7,413,930,913)
Net increase (decrease) from share transactions	(45,527,113)	(343,817,650)
Institutional Class
Shares sold	1,038,965,842	345,940,633
Reinvestment of distributions	482,584	1,223,102
Shares redeemed	(1,069,005,350)	(163,957,622)
Net increase (decrease) from share transactions	(29,556,924)	183,206,113
Investment Class
Reinvestment of distributions	22	117
Shares redeemed	(6,005)	(11,313)
Net increase (decrease) from share transactions	(5,983)	(11,196)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/20	Year Ended 12/31/19
Investor Class
Shares sold	838,222,166	591,076,978
Reinvestment of distributions	818,601	1,323,685
Shares redeemed	(777,583,480)	(596,863,389)
Net increase (decrease) from share transactions	61,457,287	(4,462,726)
Premier Class
Shares sold	163,528,835,580	128,391,594,972
Reinvestment of distributions	88,949,273	300,151,150
Shares redeemed	(168,952,575,641)	(117,995,489,305)
Net increase (decrease) from share transactions	(5,334,790,788)	10,696,256,817
Trust Class
Shares sold	5,766,928,033	7,059,739,420
Reinvestment of distributions	2,294,565	10,028,400
Shares redeemed	(5,914,161,983)	(7,176,649,795)
Net increase (decrease) from share transactions	(144,939,385)	(106,881,975)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0039	0.0206	0.0174	0.0080	0.0008
Net realized and unrealized gain (loss)	—	(0.0001)	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0039	0.0205	0.0173	0.0080	0.0008
Distributions to shareholders from:
Net investment income	(0.0039)	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0039)	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net asset value, end of period	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Total return (c)	0.39%	2.07%	1.75%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$567,550	$613,074	$956,750	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.37%	0.38%	0.37%	0.37%	0.38%(d)
Net expenses	0.32%	0.37%	0.37%	0.37%	0.38%(d)
Net investment income (loss)	0.43%	2.06%	1.74%	0.80%	0.22%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0054	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0002	0.0009	0.0001
Total from investment operations	0.0056	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0055)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 1.0001
Total return (b)	0.56%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$153,757	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%	0.16%	0.15%(c)
Net expenses	0.15%	0.15%	0.15%(c)
Net investment income (loss)	0.57%	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0036	0.0201	0.0164	0.0070	0.0010
Net realized and unrealized gain (loss)	—	(0.0003)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0036	0.0198	0.0165	0.0069	0.0010
Distributions to shareholders from:
Net investment income	(0.0036)	(0.0196)	(0.0164)	(0.0070)	(0.0010)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0036)	(0.0196)	(0.0164)	(0.0070)	(0.0010)
Net asset value, end of period	$ 1.0002	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	0.37%	1.99%	1.67%	0.69%	0.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 12	$ 23	$ 5,547	$ 5,582
Ratios to Average Net Assets:
Total expenses	0.45%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.35%	0.45%	0.47%	0.47%	0.46%
Net investment income (loss)	0.38%	2.01%	1.18%	0.70%	0.08%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0049	0.0219	0.0191	0.0055
Net realized and unrealized gain (loss)	0.0002	0.0003	—	(0.0001)
Total from investment operations	0.0051	0.0222	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net realized gains	—	—	—	(0.0000)(b)
Total distributions	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net asset value, end of period	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	0.51%	2.24%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 97,898	$ 36,424	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%	0.21%	0.20%	0.20%(d)
Net expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.57%	2.19%	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0058	0.0223	0.0199	0.0105	0.0045
Net realized and unrealized gain (loss)	0.0001	0.0007	—	(0.0002)	0.0001
Total from investment operations	0.0059	0.0230	0.0199	0.0103	0.0046
Distributions to shareholders from:
Net investment income	(0.0058)	(0.0228)	(0.0199)	(0.0105)	(0.0045)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0058)	(0.0228)	(0.0199)	(0.0105)	(0.0045)
Net asset value, end of period	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001
Total return (c)	0.59%	2.32%	2.00%	1.05%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,854,601	$20,188,261	$9,489,591	$8,303,222	$6,255,384
Ratios to Average Net Assets:
Total expenses	0.12%	0.13%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.67%	2.23%	2.00%	1.06%	0.43%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0052	0.0226	0.0193	0.0099	0.0015
Net realized and unrealized gain (loss)	0.0001	(0.0003)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0053	0.0223	0.0194	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0052)	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0052)	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	0.53%	2.26%	1.96%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$452,418	$597,353	$704,123	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%	0.18%	0.19%(d)
Net expenses	0.18%	0.18%	0.18%	0.18%	0.19%(d)
Net investment income (loss)	0.51%	2.26%	1.91%	0.97%	0.39%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 July 6, 2018 October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2020, the Adviser contractually waived fees in the amount of $650,719.
Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceeded 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. This reimbursement arrangement expired on April 30, 2020. SSGA FM reimbursed $2 to the Investment Class during the period prior to the expiration of the reimbursement arrangement.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2020.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2020, the Fund's Administration Class shares and Investment Class shares paid $290,561 and $10 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2020, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $93,195, $26, $1,162,246, $119,168 and $365,836, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$113,482,764	$—	$113,482,764
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Liquid Reserves Fund	$ 383,353,380	$ —	$ 383,353,380
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Liquid Reserves Fund	$4,269	$(1,520,746)	$—	$475,673	$(1,040,804)
As of December 31, 2020, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Liquid Reserves Fund	$1,520,746	$—
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$16,127,076,192	$475,673	$—	$475,673
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.25%	$ 999.80	$1.26	$1,023.90	$1.27
Institutional Class	0.15	1,000.30	0.75	1,024.40	0.76
Investment Class	0.32	999.80	1.61	1,023.50	1.63
Investor Class	0.20	1,000.10	1.01	1,024.10	1.02
Premier Class	0.12	1,000.50	0.60	1,024.50	0.61
Trust Class	0.18	1,000.20	0.91	1,024.20	0.92
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2020
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Certificates of Deposit	21.0%
Financial Company Commercial Paper	20.2
Treasury Repurchase Agreements	15.1
Other Notes	14.4
Asset Backed Commercial Paper	12.4
Other Repurchase Agreements	9.3
Treasury Debt	5.0
Government Agency Repurchase Agreements	3.6
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	48.3%
31 to 60 Days	12.7
61 to 90 Days	7.4
Over 90 Days	32.6
Total	101.0%
Average days to maturity	36
Weighted average life	73
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.4%
Alinghi Funding Company LLC(a)	0.230%	01/15/2021	01/15/2021	$ 87,000,000	$ 86,994,563
Alinghi Funding Company LLC(a)	0.260%	03/05/2021	03/05/2021	97,000,000	96,959,821
Alpine Securitization LLC(a)	0.210%	03/04/2021	03/04/2021	100,000,000	99,955,900
Alpine Securitization LLC(a)	0.240%	02/10/2021	02/10/2021	50,000,000	49,986,277
Alpine Securitization LLC(a)	0.270%	05/20/2021	05/20/2021	20,000,000	19,979,000
Antalis SA(a)	0.220%	01/08/2021	01/08/2021	30,000,000	29,999,120
Barton Capital SA(a)	0.120%	01/04/2021	01/04/2021	37,000,000	36,999,466
Barton Capital SA(a)	0.220%	01/11/2021	01/11/2021	38,000,000	37,998,374
Cancara Asset Securitisation LLC(a)	0.260%	05/04/2021	05/04/2021	75,000,000	74,932,575
Collateralized Commercial Paper FLEX Co. LLC(a)	0.250%	04/01/2021	04/01/2021	110,000,000	109,930,487
Collateralized Commercial Paper V Co. LLC(a)	0.250%	06/04/2021	06/04/2021	69,000,000	68,919,193
Collateralized Commercial Paper V Co. LLC(a)	0.290%	06/22/2021	06/22/2021	110,000,000	109,853,047
Columbia Funding Co. LLC(a)	0.240%	04/06/2021	04/06/2021	38,000,000	37,969,397
Ionic Capital II Trust(a)	0.270%	03/05/2021	03/05/2021	95,000,000	94,955,582
Ionic Capital II Trust(a)	0.310%	03/02/2021	03/02/2021	128,000,000	127,943,392
Ionic Capital II Trust(a)	0.320%	03/19/2021	03/19/2021	150,000,000	149,911,600
Lexington Parker Capital Co. LLC(a)	0.120%	01/05/2021	01/05/2021	150,000,000	149,997,291
Lexington Parker Capital Co. LLC(a)	0.230%	01/13/2021	01/13/2021	68,293,000	68,289,251
LMA Americas LLC(a)	0.090%	01/04/2021	01/04/2021	145,000,000	144,998,179
Mountcliff Funding LLC(a)	0.140%	01/04/2021	01/04/2021	110,000,000	109,998,412
Ridgefield Funding Co. LLC(a)	0.250%	02/16/2021	02/16/2021	150,000,000	149,958,874
Versailles Commercial Paper LLC(a)	0.240%	02/08/2021	02/08/2021	150,000,000	149,966,037
TOTAL ASSET BACKED COMMERCIAL PAPER					2,006,495,838
CERTIFICATES OF DEPOSIT—21.0%
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.304%	02/12/2021	02/12/2021	97,500,000	97,512,337
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.320%	01/19/2021	07/16/2021	50,000,000	50,023,976
BNP Paribas, SOFR + 0.15%(b)	0.240%	01/01/2021	04/09/2021	150,000,000	150,027,628
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.265%	01/04/2021	10/01/2021	165,000,000	164,975,654
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.09%(b)	0.309%	03/16/2021	12/16/2021	200,000,000	199,999,988
Credit Suisse(a)	0.220%	02/05/2021	02/05/2021	105,000,000	105,005,865
Mizuho Bank Ltd.(a)	0.290%	02/19/2021	02/19/2021	150,000,000	149,940,836
MUFG Bank Ltd.(a)	0.240%	04/14/2021	04/14/2021	100,000,000	100,003,141
MUFG Bank Ltd.(a)	0.290%	01/26/2021	01/26/2021	150,000,000	150,021,436
Oversea-Chinese Banking Corp. Ltd.(a)	0.210%	03/11/2021	03/11/2021	120,000,000	119,990,654
Royal Bank of Canada, 3 Month USD LIBOR + 0.03%(b)	0.236%	02/10/2021	08/10/2021	63,000,000	62,996,221
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%(b)	0.280%	01/08/2021	10/08/2021	150,500,000	150,499,998
Royal Bank of Canada, 3 Month USD LIBOR + 0.09%(b)	0.320%	03/08/2021	12/07/2021	150,000,000	149,999,990
Standard Chartered Bank(a)	0.260%	02/26/2021	02/26/2021	100,000,000	100,012,954
Standard Chartered Bank(a)	0.280%	02/01/2021	02/01/2021	151,000,000	151,015,946
Standard Chartered Bank(a)	0.300%	05/14/2021	05/14/2021	155,000,000	155,040,873
Sumitomo Mitsui Banking Corp.(a)	0.230%	02/26/2021	02/26/2021	150,000,000	150,013,263
Sumitomo Mitsui Banking Corp.(a)	0.270%	05/06/2021	05/06/2021	130,000,000	130,004,497
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.08%(b)	0.235%	01/04/2021	03/01/2021	175,000,000	175,018,991
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.06%(b)	0.305%	03/23/2021	06/23/2021	42,000,000	41,999,999
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.06%(b)	0.305%	03/24/2021	06/24/2021	108,000,000	107,999,996
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.25%(b)	0.402%	01/04/2021	01/04/2021	100,000,000	100,002,924
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.292%	02/05/2021	11/05/2021	150,000,000	149,999,991
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.08%(b)	0.334%	03/29/2021	12/29/2021	$ 175,000,000	$ 174,999,996
Toronto Dominion Bank, 3 Month USD LIBOR + 0.04%(b)	0.274%	01/05/2021	10/05/2021	175,000,000	175,000,000
Toronto-Dominion Bank(a)	0.240%	04/29/2021	04/29/2021	125,000,000	124,992,155
TOTAL CERTIFICATES OF DEPOSIT					3,387,099,309
FINANCIAL COMPANY COMMERCIAL PAPER—20.2%
Australia & New Zealand Banking Group Ltd.(a)	0.210%	04/01/2021	04/01/2021	125,000,000	124,955,448
Credit Industriel et Commercial, 3 Month USD LIBOR + 0.06%(b)	0.280%	02/04/2021	05/04/2021	150,000,000	150,024,973
DBS Bank Ltd.(a)	0.180%	01/06/2021	01/06/2021	85,000,000	84,998,583
DBS Bank Ltd.(a)	0.220%	04/07/2021	04/07/2021	65,000,000	64,964,622
DBS Bank Ltd.(a)	0.250%	05/07/2021	05/07/2021	170,000,000	169,874,059
DNB Bank ASA(a)	0.080%	01/07/2021	01/07/2021	89,000,000	88,998,270
Erste Abwicklungsanstalt(a)	0.210%	04/07/2021	04/07/2021	85,000,000	84,956,027
Federation des Caisses Desjardins du Quebec(a)	0.080%	01/06/2021	01/06/2021	100,000,000	99,998,333
HSBC Bank PLC(a)	0.400%	03/22/2021	03/22/2021	175,000,000	174,913,375
HSBC Bank PLC, 3 Month USD LIBOR + 0.14%(b)	0.360%	01/06/2021	10/06/2021	150,000,000	150,000,000
Lloyds Bank PLC(a)	0.270%	04/16/2021	04/16/2021	150,000,000	149,900,625
Oversea-Chinese Banking Corp. Ltd., 3 Month USD LIBOR + 0.05%(b)	0.256%	02/12/2021	08/12/2021	120,000,000	120,000,000
Societe Generale(a)	0.070%	01/04/2021	01/04/2021	69,000,000	68,999,233
Societe Generale(a)	0.100%	01/06/2021	01/06/2021	100,000,000	99,998,333
Societe Generale(a)	0.250%	05/07/2021	05/07/2021	150,000,000	149,868,767
Societe Generale(a)	0.280%	05/03/2021	05/03/2021	204,000,000	203,826,447
Societe Generale(a)	0.295%	06/14/2021	06/14/2021	100,000,000	99,890,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.08%(b)	0.232%	01/04/2021	05/04/2021	150,000,000	150,000,000
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%(b)	0.256%	02/03/2021	02/03/2021	125,000,000	125,000,000
Swedbank AB(a)	0.220%	04/30/2021	04/30/2021	200,000,000	199,880,000
Toronto Dominion Bank(a)	0.130%	01/04/2021	01/04/2021	125,000,000	124,998,750
Toronto Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	0.264%	02/01/2021	02/01/2021	85,000,000	85,005,092
Toronto Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	0.270%	02/03/2021	02/03/2021	150,000,000	150,008,443
Toyota Motor Finance, 3 Month USD LIBOR + 0.07%(b)	0.307%	01/15/2021	07/12/2021	130,000,000	130,000,000
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.304%	01/04/2021	10/04/2021	150,000,000	149,999,999
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	0.294%	01/11/2021	01/11/2021	55,000,000	55,000,823
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,256,060,202
OTHER NOTES—14.4%
ABN Amro Bank NV(a)	0.090%	01/04/2021	01/04/2021	100,000,000	100,000,000
ABN Amro Bank NV(a)	0.120%	01/05/2021	01/05/2021	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.090%	01/04/2021	01/04/2021	200,000,000	200,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.100%	01/06/2021	01/06/2021	200,000,000	200,000,000
Bank of America NA(a)	0.176%	03/02/2021	03/02/2021	75,000,000	75,008,630
Canadian Imperial Bank of Commerce(a)	0.080%	01/04/2021	01/04/2021	232,433,000	232,433,000
Citibank NA(a)	0.140%	01/04/2021	01/04/2021	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	0.090%	01/04/2021	01/04/2021	475,000,000	475,000,000
National Australia Bank Ltd.(a)	0.070%	01/04/2021	01/04/2021	62,199,000	62,199,000
National Bank of Canada(a)	0.110%	01/06/2021	01/06/2021	200,000,000	200,000,000
Royal Bank of Canada(a)	0.070%	01/04/2021	01/04/2021	250,000,000	250,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.285%	01/01/2021	10/01/2021	125,000,000	125,013,750
TOTAL OTHER NOTES					2,319,654,380
TREASURY DEBT—5.0%
U.S. Treasury Bill(a)	0.080%	02/25/2021	02/25/2021	150,000,000	149,986,404
U.S. Treasury Bill(a)	0.081%	03/11/2021	03/11/2021	150,000,000	149,978,688
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill(a)	0.086%	03/23/2021	03/23/2021	$ 100,300,000	$ 100,283,701
U.S. Treasury Bill(a)	0.088%	06/10/2021	06/10/2021	150,000,000	149,946,032
U.S. Treasury Bill(a)	0.090%	05/11/2021	05/11/2021	99,800,000	99,770,074
U.S. Treasury Bill(a)	0.095%	05/27/2021	05/27/2021	149,000,000	148,951,171
U.S. Treasury Bill(a)	0.108%	04/29/2021	04/29/2021	6,200,000	6,198,366
TOTAL TREASURY DEBT					805,114,436
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal National Mortgage Association, 4.500% due 04/01/2049, valued at $102,000,000); expected proceeds $100,002,000	0.180%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal National Mortgage Associations, 2.500% – 5.000% due 05/25/2030 – 09/25/2060, valued at $84,240,000); expected proceeds $78,000,693	0.080%	01/04/2021	01/04/2021	78,000,000	78,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal National Mortgage Associations, 3.500% due 01/01/2036 – 08/01/2049, and a U.S. Treasury Note, 1.750% due 06/15/2022, valued at $117,300,001); expected proceeds $115,001,022	0.080%	01/04/2021	01/04/2021	115,000,000	115,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 8.441% due 06/15/2029 – 09/25/2050, a Federal Home Loan Mortgage Corporation Strip, 6.500% due 06/01/2031, Federal National Mortgage Associations, 4.000% – 5.952% due 08/25/2049 – 08/25/2050, a Federal National Mortgage Associations Strip, 5.500% due 01/01/2039, a Government National Mortgage Association, 5.548% due 04/20/2040, U.S. Treasury Bonds, 2.250% – 2.875% due 05/15/2043 – 08/15/2049, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2033, valued at $55,139,900); expected proceeds $54,000,420
	0.070%	01/04/2021	01/04/2021	54,000,000	54,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 3.000% due 10/01/2049 – 10/01/2050, valued at $40,800,000); expected proceeds $40,000,356	0.080%	01/04/2021	01/04/2021	40,000,000	40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 07/01/2027 – 05/01/2049, a Federal Home Loan Mortgage Corporation Strip, 5.500% due 12/15/2036, Federal National Mortgage Associations, 2.000% – 7.000% due 03/01/2026 – 12/01/2050, and Government National Mortgage Associations, 2.500% – 3.125% due 10/20/2039 – 12/20/2050, valued at $86,198,160); expected proceeds $84,508,751	0.080%	01/04/2021	01/04/2021	84,508,000	84,508,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 2.000% – 8.500% due 04/20/2026 – 06/15/2062, valued at $102,000,000); expected proceeds $100,000,778	0.070%	01/04/2021	01/04/2021	$ 100,000,000	$ 100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					571,508,000
TREASURY REPURCHASE AGREEMENTS—15.1%
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.375% - 3.625% due 08/15/43 – 11/15/2048, valued at $124,505,322); expected proceeds $122,001,220	0.090%	01/04/2021	01/04/2021	122,000,000	122,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.625% due 12/31/2027 – 02/15/2029, valued at $918,000,036); expected proceeds $900,005,000	0.050%	01/04/2021	01/04/2021	900,000,000	900,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2021 – 05/15/2048, valued at $70,380,000); expected proceeds $69,000,077	0.010%	01/04/2021	01/04/2021	69,000,000	69,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/19/2021, U.S. Treasury Bonds, 2.250% – 6.625% due 02/15/2027 – 08/15/2049, a U.S. Treasury Note, 2.875% due 07/31/2025, and U.S. Treasury Strips, 0.000% due 08/15/2021 – 08/15/2030, valued at $204,000,078); expected proceeds $200,001,111	0.050%	01/04/2021	01/04/2021	200,000,000	200,000,000
Agreement with MUFG Securities, dated 12/31/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 05/06/2021, U.S. Treasury Bonds, 1.125% - 5.375% due 02/15/2031 – 11/15/2049 and U.S. Treasury Notes, 0.250% - 2.500% due 02/28/2021 – 10/31/2025, valued at $ 917,234,577); expected proceeds $900,006,000	0.060%	01/04/2021	01/04/2021	900,000,000	900,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 0.125% – 1.875% due 10/31/2022 – 12/31/2026, valued at $255,000,048); expected proceeds $250,001,389	0.050%	01/04/2021	01/04/2021	250,000,000	250,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					2,441,000,000
OTHER REPURCHASE AGREEMENTS—9.3%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.750% – 7.500% due 04/15/2021 – 03/15/2051, valued at $109,680,341); expected proceeds $100,002,556	0.230%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 10/01/2020 (collateralized by various Common Stocks, valued at $216,000,006); expected proceeds $200,253,222(c)	0.430%	01/01/2021	01/15/2021	200,000,000	200,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Corporate Bonds, 0.000% – 11.500% due 12/15/2021 – 06/15/2039, valued at $143,750,001); expected proceeds $125,096,667(c)	0.480%	01/01/2021	02/26/2021	$ 125,000,000	$ 125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Common Stock, valued at $129,600,135); expected proceeds $120,002,533	0.190%	01/04/2021	01/04/2021	120,000,000	120,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $278,754,605); expected proceeds $258,006,593	0.230%	01/04/2021	01/04/2021	258,000,000	258,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 6.500% due 07/15/2025 – 12/15/2026, valued at $128,092,310); expected proceeds $117,206,700(c)	0.530%	01/01/2021	04/23/2021	117,000,000	117,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 7.500% due 11/15/2021 – 05/15/2030, valued at $112,155,211); expected proceeds $102,045,220(c)	0.380%	01/01/2021	02/10/2021	102,000,000	102,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.901% – 9.455% due 08/10/2021 – 04/01/2050, valued at $53,745,695); expected proceeds $50,001,000	0.180%	01/04/2021	01/04/2021	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, and a Corporate Bond, 0.750% due 05/15/2023, valued at $137,434,092); expected proceeds $127,008,643	0.350%	01/07/2021	01/07/2021	127,000,000	127,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2020 (collateralized by various Common Stocks, and a Corporate Bond, 3.210% due 12/09/2024, valued at $47,560,365); expected proceeds $44,020,533(c)	0.280%	01/01/2021	02/08/2021	44,000,000	44,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by various Common Stocks, valued at $86,400,001); expected proceeds $80,003,889	0.250%	01/04/2021	01/04/2021	80,000,000	80,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $49,680,008); expected proceeds $46,001,073	0.210%	01/04/2021	01/04/2021	46,000,000	46,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Home Loan Bank, 0.250% due 12/08/2023, a U.S. Treasury Bond, 2.875% due 11/15/2046, U.S. Treasury Strips, 0.000% due 11/15/2028 – 02/15/2046, and various Corporate Bonds, 0.875% – 3.000% due 12/06/2021 – 04/03/2025, valued at $61,200,060); expected proceeds $60,000,467	0.070%	01/04/2021	01/04/2021	60,000,000	60,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.250% – 8.875% due 01/20/2021 – 03/01/2026, valued at $71,402,026); expected proceeds $70,001,400	0.180%	01/04/2021	01/04/2021	$ 70,000,000	$ 70,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,499,000,000
TOTAL INVESTMENTS –101.0% (Cost $16,285,456,491)(d)					16,285,932,165
Other Assets in Excess of Liabilities —(1.0)%					(158,378,351)
NET ASSETS –100.0%					$16,127,553,814
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $588,000,000 or 3.6% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 2,006,495,838	$—	$ 2,006,495,838
Certificates of Deposit	—	3,387,099,309	—	3,387,099,309
Financial Company Commercial Paper	—	3,256,060,202	—	3,256,060,202
Other Notes	—	2,319,654,380	—	2,319,654,380
Treasury Debt	—	805,114,436	—	805,114,436
Government Agency Repurchase Agreements	—	571,508,000	—	571,508,000
Treasury Repurchase Agreements	—	2,441,000,000	—	2,441,000,000
Other Repurchase Agreements	—	1,499,000,000	—	1,499,000,000
Total Investments	$—	$16,285,932,165	$—	$16,285,932,165
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value	$ 11,774,424,165
Repurchase agreements, at value	4,511,508,000
Total Investments	16,285,932,165
Cash	532
Interest receivable — unaffiliated issuers	2,589,903
Prepaid expenses and other assets	2,142
TOTAL ASSETS	16,288,524,742
LIABILITIES
Payable for investments purchased	159,889,383
Advisory and administrator fee payable	645,059
Custody, sub-administration and transfer agent fees payable	327,896
Trustees’ fees and expenses payable	4,435
Professional fees payable	76,847
Printing fees payable	242
Accrued expenses and other liabilities	27,066
TOTAL LIABILITIES	160,970,928
NET ASSETS	$16,127,553,814
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,773,948,491
Repurchase agreements	4,511,508,000
Total cost of investments	$16,285,456,491
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 135,110,059
EXPENSES
Advisory and administrator fee	8,564,149
Custodian, sub-administrator and transfer agent fees	2,221,228
Trustees’ fees and expenses	193,406
Professional fees and expenses	194,664
Printing and postage fees	6,491
Insurance expense	5,568
Miscellaneous expenses	82,175
TOTAL EXPENSES	11,267,681
NET INVESTMENT INCOME (LOSS)	$123,842,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,520,746)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(956,675)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,477,421)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$121,364,957
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 123,842,378	$ 395,127,821
Net realized gain (loss)	(1,520,746)	206,342
Net change in unrealized appreciation/depreciation	(956,675)	1,566,595
Net increase (decrease) in net assets resulting from operations	121,364,957	396,900,758
CAPITAL TRANSACTIONS
Contributions	54,032,428,427	32,519,193,299
Withdrawals	(59,652,398,320)	(22,486,319,974)
Net increase (decrease) in net assets from capital transactions	(5,619,969,893)	10,032,873,325
Net increase (decrease) in net assets during the period	(5,498,604,936)	10,429,774,083
Net assets at beginning of period	21,626,158,750	11,196,384,667
NET ASSETS AT END OF PERIOD	$ 16,127,553,814	$ 21,626,158,750
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.77%	2.38%	2.06%	0.96%	0.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,127,554	$21,626,159	$11,196,385	$9,941,806	$8,272,653
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.72%	2.29%	2.05%	1.11%	0.49%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $4,511,508,000 and associated collateral equal to $4,702,252,980.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
14

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$16,285,456,491	$549,900	$74,226	$475,674
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,000.90	$0.35	$1,024.80	$0.36
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street ESG Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value	$926,466,849
Receivable from Adviser	72,630
Prepaid expenses and other assets	1,029
TOTAL ASSETS	926,540,508
LIABILITIES
Administration fees payable	48,850
Shareholder servicing fee payable	599
Transfer agent fees payable	45,674
Registration and filing fees payable	68,685
Professional fees payable	16,462
Printing and postage fees payable	15,295
Distribution payable	10,933
Accrued expenses and other liabilities	3,132
TOTAL LIABILITIES	209,630
NET ASSETS	$926,330,878
NET ASSETS CONSIST OF:
Paid-in Capital	$926,433,807
Total distributable earnings (loss)	(102,929)
NET ASSETS	$926,330,878
Institutional Class
Net Assets	$ 23,023,328
Shares Outstanding	23,017,811
Net asset value, offering and redemption price per share	$ 1.0002
Investor Class
Net Assets	$ 50,014
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 1.0002(a)
Premier Class
Net Assets	$903,257,536
Shares Outstanding	903,072,588
Net asset value, offering and redemption price per share	$ 1.0002
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$926,436,663
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) may not agree to net asset value shown
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$5,063,421
Expenses allocated from affiliated Portfolio	(612,717)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	4,450,704
EXPENSES
Administration fees
Institutional Class	5,542
Investor Class	25
Premier Class	364,869
Shareholder servicing fees
Institutional Class	3,325
Investor Class	40
Custodian fees	68,739
Trustees’ fees and expenses	21,000
Transfer agent fees	131,192
Registration and filing fees	290,167
Professional fees and expenses	31,553
Printing and postage fees	30,129
Insurance expense	1,029
Miscellaneous expenses	13,475
TOTAL EXPENSES	961,085
Expenses waived/reimbursed by the Adviser	(977,743)
NET EXPENSES	(16,658)
NET INVESTMENT INCOME (LOSS)	$4,467,362
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(133,115)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	29,435
NET REALIZED AND UNREALIZED GAIN (LOSS)	(103,680)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,363,682
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,467,362	$ 1,196,549
Net realized gain (loss)	(133,115)	—
Net change in unrealized appreciation/depreciation	29,435	751
Net increase (decrease) in net assets resulting from operations	4,363,682	1,197,300
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class(a)	(12,900)	(32)
Investor Class(a)	(243)	(32)
Premier Class	(4,456,306)	(1,194,841)
Total distributions to shareholders	(4,469,449)	(1,194,905)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class(a)
Shares sold	43,981,001	50,000
Shares redeemed	(21,004,700)	—
Net increase (decrease) from capital share transactions	22,976,301	50,000
Investor Class(a)
Shares sold	1	50,000
Net increase (decrease) from capital share transactions	1	50,000
Premier Class
Shares sold	1,281,426,291	884,706,710
Reinvestment of distributions	4,166,367	1,154,331
Shares redeemed	(1,263,449,501)	(4,646,250)
Net increase (decrease) from capital share transactions	22,143,157	881,214,791
Net increase (decrease) in net assets from beneficial interest transactions	45,119,459	881,314,791
Net increase (decrease) in net assets during the period	45,013,692	881,317,186
Net assets at beginning of period	881,317,186	—
NET ASSETS AT END OF PERIOD	$ 926,330,878	$881,317,186
SHARES OF BENEFICIAL INTEREST:
Institutional Class(a)
Shares sold	43,967,811	50,000
Shares redeemed	(21,000,000)	—
Net increase (decrease) from share transactions	22,967,811	50,000
Investor Class(a)
Shares sold	1	50,000
Net increase (decrease) from share transactions	1	50,000
Premier Class
Shares sold	1,281,529,901	884,706,889
Reinvestment of distributions	4,166,376	1,154,330
Shares redeemed	(1,263,838,658)	(4,646,250)
Net increase (decrease) from share transactions	21,857,619	881,214,969
*	Inception date.
(a)	For Institutional Class and Investor Class shares, data for the period ended December 31, 2019 is from December 19, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Institutional Class
	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0054	0.0006
Net realized and unrealized gain (loss)	0.0002	0.0000(b)
Total from investment operations	0.0056	0.0006
Distributions to shareholders from:
Net investment income	(0.0054)	(0.0006)
Net asset value, end of period	$ 1.0002	$ 1.0000
Total return (c)	0.56%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 23,023	$ 50
Ratios to Average Net Assets:
Total expenses	0.22%	0.31%(d)
Net expenses	0.11%	0.11%(d)
Net investment income (loss)	0.12%	1.85%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class
	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0049	0.0006
Net realized and unrealized gain (loss)	0.0002	0.0000(b)
Total from investment operations	0.0051	0.0006
Distributions to shareholders from:
Net investment income	(0.0049)	(0.0006)
Total distributions	(0.0049)	(0.0006)
Net asset value, end of period	$ 1.0002	$ 1.0000
Total return (c)	0.51%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.29%	0.36%(d)
Net expenses	0.16%	0.16%(d)
Net investment income (loss)	0.49%	1.80%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class
	Year Ended 12/31/20	For the Period 12/04/2019 *- 12/31/19(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0058	0.0013
Net realized and unrealized gain (loss)	0.0002	0.0000(b)
Total from investment operations	0.0060	0.0013
Distributions to shareholders from:
Net investment income	(0.0058)	(0.0013)
Total distributions	(0.0058)	(0.0013)
Net asset value, end of period	$ 1.0002	$ 1.0000
Total return (c)	0.60%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$903,258	$881,217
Ratios to Average Net Assets:
Total expenses	0.21%	0.23%(d)
Net expenses	0.08%	0.08%(d)
Net investment income (loss)	0.61%	1.75%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street ESG Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class	December 4, 2019 December 20, 2019 Not commenced Not commenced December 20, 2019	Diversified
The Fund was formed on December 3, 2019 and commenced operations on December 4, 2019.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2020, the Adviser contractually waived fees in the amount of $681,396.
Additionally, the Adviser currently intends to voluntarily waive a portion of its fees and/or reimburse the Fund in the annualized amount of 0.04% of the average daily net assets on an annual basis -- this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2020, the Adviser voluntarily waived expenses in the amount of $296,347.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2020.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares and Investor Class shares made payments for these services at an annual rate up to 0.03% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares and Investor Class shares, respectively. During the period ended December 31, 2020, the Fund’s Institutional Class shares and Investor Class shares paid SSGA FD $3,325 and $40, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street ESG Liquid Reserves Fund	$4,469,449	$—	$4,469,449
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street ESG Liquid Reserves Fund	$ 1,194,905	$ —	$ 1,194,905
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street ESG Liquid Reserves Fund	$—	$(133,115)	$—	$30,186	$(102,929)
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

As of December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street ESG Liquid Reserves Fund	$133,115	$—
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$926,436,663	$30,186	$—	$30,186
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street ESG Liquid Reserves Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from December 3, 2019 (inception date) through December 31, 2019, and the financial highlights for the year then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 3, 2019 (inception date) through December 31, 2019, and its financial highlights for the year then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street ESG Liquid Reserves Fund
Institutional Class(a)	0.11%	$1,000.50	$0.55	$1,024.60	$0.56
Investor Class(a)	0.16	1,000.20	0.80	1,024.30	0.81
Premier Class(a)	0.08	1,000.80	0.40	1,024.70	0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

19

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2020
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2020

		% of Net Assets
	Financial Company Commercial Paper	23.7%
	Certificates of Deposit	20.5
	Other Repurchase Agreements	14.1
	Treasury Repurchase Agreements	13.0
	Government Agency Repurchase Agreements	11.4
	Treasury Debt	6.9
	Asset Backed Commercial Paper	6.6
	Other Notes	3.8
	Other Assets in Excess of Liabilities	0.0(a)
	TOTAL	100.0%
(a)	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	48.9%
31 to 60 Days	12.7
61 to 90 Days	6.9
Over 90 Days	31.5
Total	100.0%
Average days to maturity	41
Weighted average life	69
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—6.6%
Alinghi Funding Company LLC(a)	0.260%	03/05/2021	03/05/2021	$ 9,000,000	$ 8,996,272
Antalis SA(a)	0.240%	01/19/2021	01/19/2021	2,000,000	1,999,828
Antalis SA(a)	0.250%	03/01/2021	03/01/2021	7,000,000	6,997,433
Barton Capital SA(a)	0.120%	01/04/2021	01/04/2021	1,000,000	999,986
Britannia Funding Company LLC(a)	0.270%	03/08/2021	03/08/2021	5,000,000	4,997,515
Columbia Funding Co. LLC(a)	0.230%	04/15/2021	04/15/2021	7,200,000	7,193,595
Columbia Funding Co. LLC(a)	0.270%	02/24/2021	02/24/2021	3,100,000	3,098,778
Columbia Funding Co. LLC(a)	0.330%	01/12/2021	01/12/2021	7,000,000	6,999,685
Mackinac Funding Company LLC(a)	0.260%	02/16/2021	02/16/2021	3,000,000	2,998,864
Mackinac Funding Company LLC(a)	0.260%	02/17/2021	02/17/2021	2,000,000	1,999,221
Mackinac Funding Company LLC(a)	0.260%	02/22/2021	02/22/2021	2,500,000	2,498,881
Mackinac Funding Company LLC(a)	0.310%	06/10/2021	06/10/2021	7,000,000	6,989,857
Mont Blanc Capital Corp.(a)	0.210%	01/15/2021	01/15/2021	5,000,000	4,999,688
TOTAL ASSET BACKED COMMERCIAL PAPER					60,769,603
CERTIFICATES OF DEPOSIT—20.5%
Bank of Montreal(a)	0.180%	02/01/2021	02/01/2021	2,000,000	1,999,996
Bank of Montreal(a)	0.190%	01/05/2021	01/05/2021	3,000,000	3,000,032
Bank of Montreal(a)	0.190%	02/01/2021	02/01/2021	3,000,000	3,000,021
Bank of Montreal(a)	0.250%	05/19/2021	05/19/2021	9,000,000	9,000,136
Bank of Montreal(a)	0.260%	05/14/2021	05/14/2021	2,000,000	2,000,110
Bank of Montreal, 1 Month USD LIBOR + 0.09%(b)	0.238%	01/25/2021	06/25/2021	4,000,000	4,000,146
Bank of Montreal, 1 Month USD LIBOR + 0.12%(b)	0.273%	01/19/2021	09/16/2021	2,000,000	1,999,992
Bank of Nova Scotia, 3 Month USD LIBOR + 0.03%(b)	0.260%	01/08/2021	10/08/2021	4,500,000	4,499,313
Bank of Nova Scotia, 3 Month USD LIBOR + 0.05%(b)	0.275%	02/05/2021	08/05/2021	3,000,000	3,000,527
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.265%	01/04/2021	10/01/2021	2,000,000	1,999,705
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.05%(b)	0.263%	02/09/2021	08/09/2021	7,000,000	7,000,000
Credit Suisse(a)	0.220%	02/05/2021	02/05/2021	5,000,000	5,000,279
Credit Suisse(a)	0.260%	05/17/2021	05/17/2021	8,000,000	8,001,939
Credit Suisse(a)	0.310%	01/11/2021	01/11/2021	1,000,000	1,000,053
Lloyds Bank Corporate Markets PLC(a)	0.310%	03/22/2021	03/22/2021	4,500,000	4,502,443
Mizuho Bank Ltd.(a)	0.250%	02/25/2021	02/25/2021	7,000,000	7,000,914
MUFG Bank Ltd.(a)	0.250%	04/20/2021	04/20/2021	5,000,000	5,000,258
Natixis, SOFR + 0.25%(b)	0.340%	01/01/2021	02/12/2021	4,000,000	4,000,865
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.292%	02/05/2021	11/05/2021	4,000,000	4,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%(b)	0.329%	03/16/2021	12/16/2021	5,000,000	5,000,474
Royal Bank of Canada, 3 Month USD LIBOR + 0.12%(b)	0.356%	03/18/2021	06/18/2021	4,000,000	4,001,618
Skandinaviska Enskilda Banken AB(a)	0.220%	05/24/2021	05/24/2021	3,000,000	3,000,023
Skandinaviska Enskilda Banken AB(a)	0.250%	05/13/2021	05/13/2021	8,000,000	8,001,061
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.08%(b)	0.224%	01/22/2021	02/22/2021	7,000,000	7,000,721
Societe Generale(a)	0.250%	05/10/2021	05/10/2021	8,000,000	7,999,795
Standard Chartered Bank(a)	0.280%	02/01/2021	02/01/2021	7,000,000	7,000,739
Standard Chartered Bank, 1 Month USD LIBOR + 0.11%(b)	0.253%	01/25/2021	02/24/2021	3,000,000	3,000,443
Standard Chartered Bank, 1 Month USD LIBOR + 0.18%(b)	0.324%	01/22/2021	04/22/2021	8,600,000	8,603,928
Sumitomo Mitsui Trust Bank(a)	0.200%	01/15/2021	01/15/2021	5,000,000	5,000,181
Sumitomo Mitsui Trust Bank(a)	0.260%	05/10/2021	05/10/2021	6,000,000	5,999,998
Sumitomo Mitsui Trust Bank(a)	0.270%	05/17/2021	05/17/2021	5,000,000	5,000,188
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.08%(b)	0.232%	01/04/2021	05/04/2021	4,000,000	4,000,636
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.05%(b)	0.263%	02/23/2021	08/23/2021	8,000,000	7,999,999
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.292%	02/05/2021	11/05/2021	7,000,000	7,000,000
Toronto Dominion Bank(a)	0.240%	06/04/2021	06/04/2021	9,000,000	8,998,837
Toronto Dominion Bank(a)	0.250%	03/31/2021	03/31/2021	7,000,000	7,000,350
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto Dominion Bank(a)	0.280%	06/15/2021	06/15/2021	$ 5,000,000	$ 5,003,900
TOTAL CERTIFICATES OF DEPOSIT					189,619,620
FINANCIAL COMPANY COMMERCIAL PAPER—23.7%
Australia & New Zealand Banking Group Ltd.(a)	0.250%	06/17/2021	06/17/2021	5,000,000	4,995,660
Australia & New Zealand Banking Group Ltd.(a)	0.250%	06/23/2021	06/23/2021	6,000,000	5,994,548
Australia & New Zealand Banking Group Ltd.(a)	0.250%	06/28/2021	06/28/2021	5,000,000	4,995,276
Bank of Montreal(a)	0.170%	01/04/2021	01/04/2021	5,000,000	4,999,937
BPCE(a)	0.200%	02/01/2021	02/01/2021	7,000,000	6,998,936
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%(b)	0.266%	01/22/2021	01/22/2021	1,200,000	1,200,040
DBS Bank Ltd.(a)	0.210%	02/24/2021	02/24/2021	3,500,000	3,499,128
DBS Bank Ltd.(a)	0.220%	03/18/2021	03/18/2021	9,000,000	8,996,400
DBS Bank Ltd.(a)	0.250%	03/23/2021	03/23/2021	1,725,000	1,724,246
DBS Bank Ltd.(a)	0.250%	06/02/2021	06/02/2021	5,000,000	4,995,474
DBS Bank Ltd., SOFR + 0.13%(b)	0.210%	01/01/2021	04/23/2021	1,250,000	1,250,086
HSBC Bank PLC(a)	0.300%	05/14/2021	05/14/2021	2,000,000	1,998,563
HSBC Bank PLC, 1 Month USD LIBOR + 0.15%(b)	0.302%	01/19/2021	02/19/2021	4,000,000	4,000,782
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b)	0.376%	01/22/2021	04/22/2021	5,000,000	5,001,633
Lloyds Bank Corporate Markets PLC(a)	0.280%	02/09/2021	02/09/2021	13,400,000	13,397,811
Lloyds Bank PLC(a)	0.270%	04/16/2021	04/16/2021	4,000,000	3,997,350
Lloyds Bank PLC, SOFR + 0.32%(b)	0.410%	01/01/2021	01/21/2021	8,000,000	8,000,753
LVMH Moet Hennessy Louis Vuitton SE(a)	0.140%	01/04/2021	01/04/2021	10,000,000	9,999,889
LVMH Moet Hennessy Louis Vuitton SE(a)	0.150%	01/07/2021	01/07/2021	6,665,000	6,664,870
LVMH Moet Hennessy Louis Vuitton SE(a)	0.170%	01/12/2021	01/12/2021	3,000,000	2,999,900
LVMH Moet Hennessy Louis Vuitton SE(a)	0.180%	01/22/2021	01/22/2021	2,000,000	1,999,863
LVMH Moet Hennessy Louis Vuitton SE(a)	0.240%	03/23/2021	03/23/2021	6,700,000	6,697,482
Mitsubishi UFJ Trust and Banking Corp.(a)	0.270%	01/12/2021	01/12/2021	7,000,000	6,999,753
National Australia Bank Ltd., 1 Month USD LIBOR + 0.08%(b)	0.232%	01/19/2021	07/19/2021	7,000,000	6,998,664
National Australia Bank Ltd., 1 Month USD LIBOR + 0.10%(b)	0.247%	01/29/2021	04/30/2021	8,000,000	8,001,728
National Australia Bank Ltd., 3 Month USD LIBOR%(b)	0.206%	02/10/2021	05/10/2021	6,000,000	6,000,000
National Australia Bank Ltd., 3 Month USD LIBOR + 0.06%(b)	0.274%	02/10/2021	11/10/2021	8,000,000	8,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.282%	01/28/2021	10/28/2021	2,000,000	2,000,000
Societe Generale(a)	0.280%	05/03/2021	05/03/2021	5,000,000	4,995,746
Societe Generale(a)	0.295%	06/09/2021	06/09/2021	7,000,000	6,992,533
Societe Generale, 3 Month USD LIBOR + 0.14%(b)	0.362%	01/26/2021	01/26/2021	4,000,000	4,000,210
Sumitomo Mitsui Trust Bank(a)	0.230%	02/02/2021	02/02/2021	7,000,000	6,999,134
Toronto Dominion Bank(a)	0.130%	01/04/2021	01/04/2021	5,000,000	4,999,950
Toronto Dominion Bank(a)	0.210%	02/17/2021	02/17/2021	10,000,000	9,997,360
Toyota Finance Australia Ltd.(a)	0.230%	03/17/2021	03/17/2021	3,000,000	2,999,139
Toyota Finance Australia Ltd.(a)	0.270%	01/11/2021	01/11/2021	4,000,000	3,999,890
UBS AG(a)	0.270%	05/17/2021	05/17/2021	9,000,000	8,990,718
UBS AG, 3 Month USD LIBOR + 0.10%(b)	0.332%	02/05/2021	11/05/2021	5,000,000	5,000,000
UBS AG, 3 Month USD LIBOR + 0.12%(b)	0.357%	01/14/2021	10/14/2021	8,000,000	8,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					219,383,452
OTHER NOTES—3.8%
Credit Agricole Corporate & Investment Bank(a)	0.080%	01/04/2021	01/04/2021	5,000,000	5,000,000
Mitsubishi UFJ Financial Group, Inc.(a)	0.272%	03/01/2021	03/01/2021	5,000,000	5,020,950
Mizuho Bank Ltd.(a)	0.090%	01/04/2021	01/04/2021	8,595,000	8,595,000
Royal Bank of Canada(a)	0.070%	01/04/2021	01/04/2021	12,000,000	12,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.285%	01/01/2021	10/01/2021	5,000,000	5,000,550
TOTAL OTHER NOTES					35,616,500
TREASURY DEBT—6.9%
U.S. Treasury Bill(a)	0.073%	03/18/2021	03/18/2021	10,000,000	9,998,479
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill(a)	0.088%	06/10/2021	06/10/2021	$ 9,960,000	$ 9,956,417
U.S. Treasury Bill(a)	0.090%	01/12/2021	01/12/2021	8,000,000	7,999,920
U.S. Treasury Bill(a)	0.095%	05/27/2021	05/27/2021	10,050,000	10,046,707
U.S. Treasury Bill(a)	0.100%	01/26/2021	01/26/2021	7,000,000	6,999,770
U.S. Treasury Bill(a)	0.100%	01/28/2021	01/28/2021	8,000,000	7,999,680
U.S. Treasury Bill(a)	0.100%	04/20/2021	04/20/2021	8,000,000	7,998,704
U.S. Treasury Bill(a)	0.161%	01/07/2021	01/07/2021	3,000,000	2,999,994
TOTAL TREASURY DEBT					63,999,671
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—11.4%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.267% – 3.617% due 09/01/2033 – 09/01/2048, Federal Home Loan Mortgage Corporation Strips, 5.500% due 05/01/2036 – 07/15/2036, Federal National Mortgage Associations, 2.500% – 6.000% due 09/01/2028 – 01/01/2049, Federal National Mortgage Associations Strips, 0.000% – 5.500% due 10/01/2033 – 09/01/2047, and a Government National Mortgage Association, 3.000% due 10/20/2048, valued at $56,100,000); expected proceeds $55,000,489	0.080%	01/04/2021	01/04/2021	55,000,000	55,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Government National Mortgage Association, 2.984% due 09/20/2070, valued at $1,020,000); expected proceeds $1,000,009	0.080%	01/04/2021	01/04/2021	1,000,000	1,000,000
Agreement with Calyon Securities (USA) Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 10/01/2050, valued at $35,700,001); expected proceeds $35,000,311	0.080%	01/04/2021	01/04/2021	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 4.000% – 6.000% due 11/20/2048 – 12/20/2048, valued at $5,100,212); expected proceeds $5,000,039	0.070%	01/04/2021	01/04/2021	5,000,000	5,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Farm Credit Bank, 0.150% due 11/16/2022, valued at $10,200,495); expected proceeds $10,000,089	0.080%	01/04/2021	01/04/2021	10,000,000	10,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					106,000,000
TREASURY REPURCHASE AGREEMENTS—13.0%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $12,240,030); expected proceeds $12,000,253	0.190%	01/04/2021	01/04/2021	12,000,000	12,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/43, valued at $8,160,364); expected proceeds $8,000,080	0.090%	01/04/2021	01/04/2021	8,000,000	8,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.250% – 8.000% due 02/15/2021 – 08/15/2049, and U.S. Treasury Notes, 0.375% – 2.250% due 03/31/2022 – 11/15/2029, valued at $61,200,019); expected proceeds $60,000,467	0.070%	01/04/2021	01/04/2021	$ 60,000,000	$ 60,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% due 11/15/2044 – 05/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.249% – 2.250% due 01/31/2022 – 02/15/2027, valued at $40,800,020); expected proceeds $40,000,311	0.070%	01/04/2021	01/04/2021	40,000,000	40,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					120,000,000
OTHER REPURCHASE AGREEMENTS—14.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/18/2020 (collateralized by a Common Stock, valued at $11,880,067); expected proceeds $11,018,993(c)	0.555%	01/01/2021	04/09/2021	11,000,000	11,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $21,600,000); expected proceeds $20,000,511	0.230%	01/04/2021	01/04/2021	20,000,000	20,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 10/01/2020 (collateralized by a Common Stock, valued at $3,240,002); expected proceeds $3,003,798(c)	0.430%	01/01/2021	01/15/2021	3,000,000	3,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Common Stock, valued at $17,280,000); expected proceeds $16,000,409	0.230%	01/04/2021	01/04/2021	16,000,000	16,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2020 (collateralized by various Common Stocks, valued at $4,320,028); expected proceeds $4,007,067(c)	0.530%	01/01/2021	04/23/2021	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Common Stocks, valued at $10,800,008); expected proceeds $10,004,433(c)	0.380%	01/01/2021	02/10/2021	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2020 (collateralized by various Common Stocks, valued at $7,560,003); expected proceeds $7,006,650(c)	0.380%	01/01/2021	03/29/2021	7,000,000	7,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $27,000,011); expected proceeds $25,000,639	0.230%	01/04/2021	01/04/2021	25,000,000	25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Common Stock, valued at $18,360,023); expected proceeds $17,001,157	0.350%	01/07/2021	01/07/2021	17,000,000	17,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by various Common Stocks, valued at $16,200,001); expected proceeds $15,000,729	0.250%	01/04/2021	01/04/2021	15,000,000	15,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $3,240,017); expected proceeds $3,000,070	0.210%	01/04/2021	01/04/2021	$ 3,000,000	$ 3,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					131,000,000
TOTAL INVESTMENTS –100.0% (Cost $926,358,660)(d)					926,388,846
Other Assets in Excess of Liabilities —0.0%(e)					79,006
NET ASSETS –100.0%					$ 926,467,852
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $35,000,000 or 3.8% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 60,769,603	$—	$ 60,769,603
Certificates of Deposit	—	189,619,620	—	189,619,620
Financial Company Commercial Paper	—	219,383,452	—	219,383,452
Other Notes	—	35,616,500	—	35,616,500
Treasury Debt	—	63,999,671	—	63,999,671
Government Agency Repurchase Agreements	—	106,000,000	—	106,000,000
Treasury Repurchase Agreements	—	120,000,000	—	120,000,000
Other Repurchase Agreements	—	131,000,000	—	131,000,000
Total Investments	$—	$926,388,846	$—	$926,388,846
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value	$569,388,846
Repurchase agreements, at value and amortized cost	357,000,000
Total Investments	926,388,846
Cash	932
Interest receivable — unaffiliated issuers	186,117
Prepaid expenses and other assets	77
TOTAL ASSETS	926,575,972
LIABILITIES
Advisory fee payable	37,887
Custodian, sub-administrator and transfer agent fees payable	29,112
Trustees’ fees and expenses payable	68
Professional fees payable	30,695
Printing and postage fees payable	10
Accrued expenses and other liabilities	10,348
TOTAL LIABILITIES	108,120
NET ASSETS	$926,467,852
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$569,358,660
Repurchase agreements	357,000,000
Total cost of investments	$926,358,660
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$5,063,421
EXPENSES
Advisory fee	370,436
Custodian, sub-administrator and transfer agent fees	162,951
Trustees’ fees and expenses	26,430
Professional fees and expenses	39,156
Printing and postage fees	3,447
Insurance expense	77
Miscellaneous expenses	10,220
TOTAL EXPENSES	612,717
NET INVESTMENT INCOME (LOSS)	$4,450,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(133,114)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	29,435
NET REALIZED AND UNREALIZED GAIN (LOSS)	(103,679)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,347,025
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,450,704	$ 1,177,797
Net realized gain (loss)	(133,114)	—
Net change in unrealized appreciation/depreciation	29,435	751
Net increase (decrease) in net assets resulting from operations	4,347,025	1,178,548
CAPITAL TRANSACTIONS
Contributions	1,370,984,362	884,807,715
Withdrawals	(1,330,160,138)	(4,689,660)
Net increase (decrease) in net assets from capital transactions	40,824,224	880,118,055
Net increase (decrease) in net assets during the period	45,171,249	881,296,603
Net assets at beginning of period	881,296,603	—
NET ASSETS AT END OF PERIOD	$ 926,467,852	$881,296,603
*	Inception date.
See accompanying notes to financial statements.
9

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.08%	0.11%(b)
Net investment income (loss)	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $357,000,000 and associated collateral equal to $372,001,301.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
14

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street ESG Liquid Reserves Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from December 3, 2019 (inception date) through December 31, 2019, and the financial highlights for the year then ended and for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 3, 2019 (inception date) through December 31, 2019 and its financial highlights for the year then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
16

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.08%	$152.10	$0.23	$1,024.70	$0.41
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
18

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
20

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$78,948,591,747
Receivable for fund shares sold	12,521,255
Receivable from Adviser	1,108,568
Prepaid expenses and other assets	165,032
TOTAL ASSETS	78,962,386,602
LIABILITIES
Payable for fund shares repurchased	7,442,144
Administration fees payable	2,818,211
Shareholder servicing fee payable	631,916
Distribution fees payable	147,514
Transfer agent fees payable	24,399
Registration and filing fees payable	472,795
Professional fees payable	108,233
Printing fees payable	29,302
Distribution payable	288,448
Accrued expenses and other liabilities	267,802
TOTAL LIABILITIES	12,230,764
NET ASSETS	$78,950,155,838
NET ASSETS CONSIST OF:
Paid-in Capital	$78,950,138,017
Total distributable earnings (loss)	17,821
NET ASSETS	$78,950,155,838
Administration Class
Net Assets	$ 2,550,830,560
Shares Outstanding	2,550,962,146
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 1,349,398,424
Shares Outstanding	1,349,397,808
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 483,015,108
Shares Outstanding	483,022,017
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 936,979,998
Shares Outstanding	936,982,337
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$67,604,722,574
Shares Outstanding	67,605,000,166
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 6,025,209,174
Shares Outstanding	6,025,227,887
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$353,675,642
Expenses allocated from affiliated Portfolio	(50,297,349)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	303,378,293
EXPENSES
Administration fees
Administration Class	1,162,333
Institutional Class	933,272
Investment Class	224,116
Investor Class	412,224
Premier Class	33,817,300
Class G	458,788
Shareholder servicing fees
Administration Class	4,649,331
Institutional Class	559,964
Investment Class	1,120,580
Investor Class	659,558
Distribution fees
Administration Class	1,162,333
Investment Class	448,232
Custodian fees	46,987
Trustees’ fees and expenses	21,000
Transfer agent fees	153,921
Registration and filing fees	1,510,311
Professional fees and expenses	350,520
Printing and postage fees	114,934
Insurance expense	290,667
Miscellaneous expenses	348,257
TOTAL EXPENSES	48,444,628
Expenses waived/reimbursed by the Adviser	(4,595,603)
NET EXPENSES	43,849,025
NET INVESTMENT INCOME (LOSS)	$259,529,268
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	93,892
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$259,623,160
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 259,529,268	$ 1,076,755,870
Net realized gain (loss)	93,892	60,335
Net increase (decrease) in net assets resulting from operations	259,623,160	1,076,816,205
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(4,573,492)	(34,381,796)
Institutional Class	(7,925,882)	(21,677,268)
Investment Class	(1,429,968)	(7,849,844)
Investor Class	(2,914,910)	(24,493,818)
Premier Class	(226,016,609)	(926,193,754)
Class G	(16,804,900)	(62,143,041)
Total distributions to shareholders	(259,665,761)	(1,076,739,521)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	31,088,369,220	24,892,352,758
Reinvestment of distributions	1,480,888	11,965,550
Shares redeemed	(30,211,781,228)	(24,917,663,849)
Net increase (decrease) from capital share transactions	878,068,880	(13,345,541)
Institutional Class
Shares sold	48,481,712,594	29,380,759,495
Reinvestment of distributions	3,802,565	4,835,215
Shares redeemed	(48,086,318,494)	(29,075,126,488)
Net increase (decrease) from capital share transactions	399,196,665	310,468,222
Investment Class
Shares sold	1,624,760,440	2,095,050,900
Reinvestment of distributions	206,037	878,064
Shares redeemed	(1,659,948,146)	(1,958,018,009)
Net increase (decrease) from capital share transactions	(34,981,669)	137,910,955
Investor Class
Shares sold	20,279,658,576	15,997,492,868
Reinvestment of distributions	2,016,150	11,962,564
Shares redeemed	(20,070,819,894)	(17,158,427,721)
Net increase (decrease) from capital share transactions	210,854,832	(1,148,972,289)
Premier Class
Shares sold	1,167,028,226,175	812,815,301,168
Reinvestment of distributions	180,794,674	770,502,953
Shares redeemed	(1,152,430,920,049)	(793,699,136,883)
Net increase (decrease) from capital share transactions	14,778,100,800	19,886,667,238
Class G
Shares sold	58,771,955,180	41,580,859,111
Reinvestment of distributions	16,631,483	61,910,768
Shares redeemed	(56,370,538,959)	(41,101,444,589)
Net increase (decrease) from capital share transactions	2,418,047,704	541,325,290
Net increase (decrease) in net assets from beneficial interest transactions	18,649,287,212	19,714,053,875
Net increase (decrease) in net assets during the period	18,649,244,611	19,714,130,559
Net assets at beginning of period	60,300,911,227	40,586,780,668
NET ASSETS AT END OF PERIOD	$ 78,950,155,838	$ 60,300,911,227
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	31,088,369,220	24,892,352,758
Reinvestment of distributions	1,480,888	11,965,550
Shares redeemed	(30,211,781,228)	(24,917,663,849)
Net increase (decrease) from share transactions	878,068,880	(13,345,541)
Institutional Class
Shares sold	48,481,712,594	29,380,759,495
Reinvestment of distributions	3,802,565	4,835,215
Shares redeemed	(48,086,318,494)	(29,075,126,488)
Net increase (decrease) from share transactions	399,196,665	310,468,222
Investment Class
Shares sold	1,624,760,440	2,095,050,900
Reinvestment of distributions	206,037	878,064
Shares redeemed	(1,659,948,146)	(1,958,018,009)
Net increase (decrease) from share transactions	(34,981,669)	137,910,955
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/20	Year Ended 12/31/19
Investor Class
Shares sold	20,279,658,576	15,997,492,868
Reinvestment of distributions	2,016,150	11,962,564
Shares redeemed	(20,070,819,894)	(17,158,427,721)
Net increase (decrease) from share transactions	210,854,832	(1,148,972,289)
Premier Class
Shares sold	1,167,028,226,175	812,815,301,168
Reinvestment of distributions	180,794,674	770,502,953
Shares redeemed	(1,152,430,920,049)	(793,699,136,883)
Net increase (decrease) from share transactions	14,778,100,800	19,886,667,238
Class G
Shares sold	58,771,955,180	41,580,859,111
Reinvestment of distributions	16,631,483	61,910,768
Shares redeemed	(56,370,538,959)	(41,101,444,589)
Net increase (decrease) from share transactions	2,418,047,704	541,325,290
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0026	0.0186	0.0150	0.0054	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0026	0.0186	0.0150	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0026)	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0026)	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.26%	1.88%	1.51%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,550,831	$1,672,762	$1,686,105	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%	0.37%	0.37%(d)
Net expenses	0.23%	0.37%	0.37%	0.37%	0.37%(d)
Net investment income (loss)	0.20%	1.87%	1.47%	0.50%	0.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0037	0.0207	0.0170
Net realized gain (loss)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0037	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0037)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.37%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,349,398	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%(d)
Net expenses	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.42%	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0025	0.0178	0.0140	0.0044	0.0000(b)
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0025	0.0178	0.0140	0.0044	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0025)	(0.0178)	(0.0140)	(0.0044)	(0.0000)(b)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0025)	(0.0178)	(0.0140)	(0.0044)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.25%	1.79%	1.40%	0.44%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$483,015	$517,997	$380,085	$432,488	$903,050
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.27%	0.45%	0.47%	0.47%	0.37%
Net investment income (loss)	0.32%	1.76%	1.42%	0.40%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0033	0.0203	0.0170	0.0071	0.0014
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0033	0.0203	0.0170	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0033)	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0033)	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.33%	2.05%	1.68%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$936,980	$726,126	$1,875,096	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%(d)
Net expenses	0.18%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.35%	2.08%	1.68%	0.83%	0.21%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0039	0.0211	0.0170	0.0079	0.0025
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0039	0.0211	0.0170	0.0079	0.0025
Distributions to shareholders from:
Net investment income	(0.0039)	(0.0211)	(0.0170)	(0.0079)	(0.0025)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0039)	(0.0211)	(0.0170)	(0.0079)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.39%	2.13%	1.76%	0.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,604,723	$52,826,660	$32,939,927	$38,921,503	$43,302,733
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.33%	2.08%	1.74%	0.78%	0.27%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0043	0.0215	0.0180	0.0082	0.0029
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0001	0.0000(b)
Total from investment operations	0.0043	0.0215	0.0180	0.0083	0.0029
Distributions to shareholders from:
Net investment income	(0.0043)	(0.0215)	(0.0180)	(0.0083)	(0.0029)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0043)	(0.0215)	(0.0180)	(0.0083)	(0.0029)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.43%	2.17%	1.80%	0.83%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,025,209	$3,607,164	$3,065,834	$4,349,842	$581,991
Ratios to Average Net Assets:
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	0.37%	2.12%	1.74%	0.95%	0.29%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Select Class Class G	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.17% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceeded 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. SSGA FM reimbursed $89,216 to the Investment Class shares during the period prior to the expiration of the reimbursement arrangement. This reimbursement arrangement expired on April 30, 2020.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2020 were $4,506,387. This amount is subject to recoupment by the Service Providers until December 31, 2023.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2020, the Fund's Administration Class shares and Investment Class shares paid $1,162,333 and $448,232 respectively, to SSGA FD under the Plan.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares respectively. During the period ended December 31, 2020, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares paid SSGA FD $4,649,331, $559,964, $1,120,580 and $659,558, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$259,665,761	$—	$259,665,761
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 1,076,739,521	$ —	$ 1,076,739,521
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$17,821	$—	$—	$—	$17,821
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional U.S. Government Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.16%	$1,000.00	$0.80	$1,024.30	$0.81
Institutional Class	0.14	1,000.10	0.70	1,024.40	0.71
Investment Class	0.16	1,000.00	0.80	1,024.30	0.81
Investor Class	0.15	1,000.10	0.75	1,024.40	0.76
Premier Class	0.12	1,000.20	0.60	1,024.50	0.61
Class G	0.08	1,000.40	0.40	1,024.70	0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2020
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	59.2%
Government Agency Debt	18.5
Treasury Repurchase Agreements	14.2
Government Agency Repurchase Agreements	3.0
Other Assets in Excess of Liabilities	5.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	29.2%
31 to 60 Days	13.6
61 to 90 Days	12.2
Over 90 Days	39.9
Total	94.9%
Average days to maturity	47
Weighted average life	99
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—18.5%
Federal Farm Credit Bank (a)	0.010%	01/06/2021	01/06/2021	$ 80,000,000	$ 79,999,889
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(b)	0.096%	01/22/2021	07/22/2021	181,300,000	181,300,000
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.115%	01/01/2021	11/20/2021	347,000,000	346,984,405
Federal Farm Credit Bank, SOFR + 0.04%(b)	0.130%	01/01/2021	02/09/2021	121,000,000	121,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR(b)	0.153%	01/19/2021	03/17/2021	165,000,000	164,996,369
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01%(b)	0.153%	01/28/2021	12/28/2021	101,390,000	101,385,035
Federal Farm Credit Bank, SOFR + 0.07%(b)	0.155%	01/01/2021	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Bank, SOFR + 0.08%(b)	0.170%	01/01/2021	01/14/2021	75,700,000	75,700,000
Federal Farm Credit Bank, SOFR + 0.09%(b)	0.175%	01/01/2021	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.10%(b)	0.195%	01/01/2021	01/18/2022	100,000,000	99,995,382
Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(b)	0.225%	01/01/2021	02/28/2022	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.17%(b)	0.060%	01/08/2021	01/08/2021	250,100,000	250,097,812
Federal Home Loan Bank (a)	0.079%	03/17/2021	03/17/2021	85,000,000	84,986,010
Federal Home Loan Bank, SOFR + 0.01%(b)	0.100%	01/01/2021	04/23/2021	399,250,000	399,250,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.05%(b)	0.103%	01/16/2021	02/16/2021	401,750,000	401,748,313
Federal Home Loan Bank, SOFR + 0.02%(b)	0.105%	01/01/2021	05/19/2021	123,000,000	123,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.105%	01/01/2021	06/21/2021	190,600,000	190,600,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.106%	01/09/2021	01/08/2021	345,000,000	345,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.109%	01/22/2021	03/22/2021	100,000,000	100,001,680
Federal Home Loan Bank, SOFR + 0.02%(b)	0.110%	01/01/2021	02/12/2021	89,250,000	89,250,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.110%	01/01/2021	08/23/2021	479,000,000	479,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.110%	01/01/2021	09/20/2021	155,650,000	155,650,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.114%	01/13/2021	08/13/2021	175,000,000	175,000,000
Federal Home Loan Bank, SOFR + 0.03%(b)	0.115%	01/01/2021	02/25/2021	88,500,000	88,500,000
Federal Home Loan Bank, SOFR + 0.03%(b)	0.115%	01/01/2021	12/27/2021	400,250,000	400,250,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(b)	0.123%	01/11/2021	01/11/2021	249,500,000	249,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(b)	0.123%	01/16/2021	04/16/2021	615,800,000	615,800,000
Federal Home Loan Bank, SOFR + 0.04%(b)	0.125%	01/01/2021	03/10/2021	522,900,000	522,900,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.150%	01/01/2021	11/23/2022	350,000,000	350,000,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.150%	01/01/2021	12/16/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.07%(b)	0.155%	01/01/2021	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank, SOFR + 0.08%(b)	0.165%	01/01/2021	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank, SOFR + 0.08%(b)	0.170%	01/01/2021	03/04/2021	330,700,000	330,700,000
Federal Home Loan Bank (a)	0.173%	05/14/2021	05/14/2021	388,900,000	388,896,791
Federal Home Loan Bank, SOFR + 0.12%(b)	0.210%	01/01/2021	10/13/2021	687,000,000	687,000,000
Federal Home Loan Bank, SOFR + 0.12%(b)	0.210%	01/01/2021	02/28/2022	130,000,000	130,000,000
Federal Home Loan Bank, SOFR + 0.14%(b)	0.225%	01/01/2021	03/10/2021	138,800,000	138,800,000
Federal Home Loan Bank, SOFR + 0.16%(b)	0.250%	01/01/2021	01/07/2021	579,500,000	579,500,000
Federal Home Loan Bank, SOFR + 0.23%(b)	0.320%	01/01/2021	04/13/2021	576,500,000	576,500,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(b)	0.115%	01/01/2021	02/26/2021	400,000,000	400,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(b)	0.120%	01/01/2021	02/24/2021	381,300,000	381,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.08%(b)	0.165%	01/01/2021	03/14/2022	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.15%(b)	0.240%	01/01/2021	03/04/2022	200,000,000	199,940,466
Federal Home Loan Mortgage Corp., SOFR + 0.16%(b)	0.250%	01/01/2021	04/20/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.19%(b)	0.280%	01/01/2021	06/02/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.24%(b)	0.330%	01/01/2021	07/23/2021	271,800,000	271,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.30%(b)	0.390%	01/01/2021	10/25/2021	226,500,000	226,500,000
Federal National Mortgage Assoc., SOFR + 0.04%(b)	0.130%	01/01/2021	01/29/2021	352,000,000	352,000,823
Federal National Mortgage Assoc., SOFR + 0.05%(b)	0.140%	01/01/2021	03/04/2021	365,400,000	365,400,000
Federal National Mortgage Assoc., SOFR + 0.20%(b)	0.290%	01/01/2021	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.31%(b)	0.400%	01/01/2021	10/25/2021	250,000,000	250,000,000
Federal National Mortgage Assoc., SOFR + 0.32%(b)	0.410%	01/01/2021	10/22/2021	224,800,000	224,800,000
Federal National Mortgage Assoc., SOFR + 0.33%(b)	0.420%	01/01/2021	10/15/2021	224,500,000	224,500,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Assoc., SOFR + 0.35%(b)	0.440%	01/01/2021	10/15/2021	$ 226,600,000	$ 226,600,000
TOTAL GOVERNMENT AGENCY DEBT					14,677,532,975
TREASURY DEBT—59.2%
U.S. Treasury Bill (a)	0.073%	03/18/2021	03/18/2021	602,900,000	602,780,432
U.S. Treasury Bill (a)	0.080%	02/25/2021	02/25/2021	899,500,000	899,357,651
U.S. Treasury Bill (a)	0.081%	03/11/2021	03/11/2021	850,000,000	849,817,917
U.S. Treasury Bill (a)	0.081%	04/08/2021	04/08/2021	350,000,000	349,896,264
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	1,299,850,000	1,299,343,498
U.S. Treasury Bill (a)	0.086%	03/23/2021	03/23/2021	1,169,850,000	1,169,539,708
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	701,250,000	701,012,491
U.S. Treasury Bill (a)	0.088%	05/25/2021	05/25/2021	250,000,000	249,911,250
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	875,880,000	875,527,260
U.S. Treasury Bill (a)	0.090%	01/12/2021	01/12/2021	100,000,000	99,999,389
U.S. Treasury Bill (a)	0.090%	04/27/2021	04/27/2021	487,550,000	487,408,611
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	475,000,000	474,815,284
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	650,300,000	650,049,635
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	392,926,000	392,755,077
U.S. Treasury Bill (a)	0.091%	03/25/2021	03/25/2021	801,750,000	801,583,405
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	1,101,985,000	1,101,567,436
U.S. Treasury Bill (a)	0.095%	06/01/2021	06/01/2021	500,000,000	499,800,764
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	685,000,000	684,659,041
U.S. Treasury Bill (a)	0.100%	01/26/2021	01/26/2021	752,200,000	752,144,542
U.S. Treasury Bill (a)	0.100%	01/28/2021	01/28/2021	1,790,365,100	1,790,207,682
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	1,301,065,200	1,300,697,447
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	675,000,000	674,739,375
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	1,400,807,000	1,400,675,112
U.S. Treasury Bill (a)	0.105%	03/09/2021	03/09/2021	688,100,000	687,980,292
U.S. Treasury Bill (a)	0.105%	04/01/2021	04/01/2021	1,199,000,000	1,198,714,393
U.S. Treasury Bill (a)	0.105%	04/06/2021	04/06/2021	926,100,000	925,846,448
U.S. Treasury Bill (a)	0.106%	02/09/2021	02/09/2021	949,500,000	949,392,765
U.S. Treasury Bill (a)	0.108%	04/29/2021	04/29/2021	1,248,766,000	1,248,358,893
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	675,000,000	674,934,000
U.S. Treasury Bill (a)	0.110%	02/23/2021	02/23/2021	302,850,000	302,809,872
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	400,450,000	400,359,454
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	674,750,000	674,492,283
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	500,150,000	499,948,273
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	636,078,000	636,074,370
U.S. Treasury Bill (a)	0.115%	03/04/2021	03/04/2021	1,074,941,000	1,074,760,394
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	1,652,250,000	1,651,839,102
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	2,400,700,000	2,399,999,995
U.S. Treasury Bill (a)	0.120%	01/19/2021	01/19/2021	951,623,600	951,569,013
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	818,800,000	818,690,532
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	750,500,000	750,397,075
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	2,575,675,000	2,575,309,309
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	2,049,922,500	2,049,803,406
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	1,600,900,000	1,600,277,780
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	1,362,500,000	1,362,438,352
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	1,458,350,000	1,458,329,480
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	109,000,000	109,005,220
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	200,000,000	199,981,467
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	200,000,000	200,171,898
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	280,800,000	280,777,622
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	740,000,000	739,812,191
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	200,000,000	199,986,645
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	1,577,300,000	1,577,041,528
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	$ 835,509,200	$ 835,782,267
TOTAL TREASURY DEBT					47,143,173,590
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 0.602% – 5.948% due 05/20/2044 – 10/20/2050, valued at $164,160,000); expected proceeds $152,001,351	0.080%	01/04/2021	01/04/2021	152,000,000	152,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 3.500% due 07/01/2049 – 10/01/2050, valued at $30,600,000); expected proceeds $30,000,267	0.080%	01/04/2021	01/04/2021	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.170% – 20.596% due 04/25/2023 – 08/15/2051, a Federal National Mortgage Association, 4.857% due 05/25/2035, Government National Mortgage Associations, 0.000% – 85.129% due 05/20/2035 – 04/16/2053, a U.S. Treasury Bond, 6.250% due 08/15/2023, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, U.S. Treasury Notes, 0.125% – 2.875% due 06/30/2023 – 10/15/2023, and a U.S. Treasury Strip, 0.000% due 02/15/2031, valued at $1,024,398,604); expected proceeds $1,000,017,500
	0.090%	01/07/2021	01/07/2021	1,000,000,000	1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by Government National Mortgage Associations, 0.250% – 6.498% due 11/20/2036 – 01/16/2062, valued at $257,458,224); expected proceeds $250,042,361 (c)	0.100%	01/25/2021	01/25/2021	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 12/01/2050, Federal National Mortgage Associations, 2.000% – 3.000% due 11/01/2035 – 12/01/2049, and Government National Mortgage Associations, 3.500% – 6.000% due 03/20/2032 – 11/20/2050, valued at $102,000,001); expected proceeds $100,000,889	0.080%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 1.860% – 8.000% due 10/20/2026 – 12/15/2060, valued at $127,500,000); expected proceeds $125,000,972	0.070%	01/04/2021	01/04/2021	125,000,000	125,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/03/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 05/01/2025 – 12/01/2050, and Federal National Mortgage Associations, 1.380% – 5.000% due 01/20/2024 – 01/01/2051, valued at $255,061,483); expected proceeds $250,070,000 (c)	0.140%	01/14/2021	01/14/2021	250,000,000	250,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/21/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2048, and Federal National Mortgage Associations, 1.500% – 4.500% due 05/01/2050 – 12/01/2050, valued at $153,002,210); expected proceeds $150,032,500 (c)	0.130%	01/01/2021	02/19/2021	$ 150,000,000	$ 150,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by a Federal National Mortgage Association, 2.500% due 12/01/2050, Government National Mortgage Associations, 3.000% due 11/20/2049 – 06/20/2050, U.S. Treasury Bills, 0.000% due 03/04/2021 – 08/12/2021, U.S. Treasury Bonds, 2.375% – 3.625% due 08/15/2043 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.250% – 1.750% due 01/15/2028 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2022 – 07/15/2030 and U.S. Treasury Notes, 0.125% – 3.000% due 08/31/2021 – 11/15/2030, valued at $301,920,136); expected proceeds $296,051,189 (c)
	0.050%	01/25/2021	01/04/2021	296,000,000	296,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $30,600,122); expected proceeds $30,000,267	0.080%	01/04/2021	01/04/2021	30,000,000	30,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,383,000,000
TREASURY REPURCHASE AGREEMENTS—14.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2020 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 07/31/2023 – 05/15/2030, valued at $314,160,061); expected proceeds $308,029,089	0.100%	01/07/2021	01/07/2021	308,000,000	308,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.875% due 01/31/2021 – 08/15/2030, valued at $254,668,535); expected proceeds $249,676,665	0.060%	01/04/2021	01/04/2021	249,675,000	249,675,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/27/2020 (collateralized by U.S. Treasury Bonds, 2.250% – 2.875% due 08/15/2045 – 08/15/2049, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2030, U.S. Treasury Notes, 0.250% – 2.750% due 02/28/2022 – 09/30/2027, and a U.S. Treasury Strip, 0.000% due 02/15/2029, valued at $153,000,056); expected proceeds $150,022,125	0.090%	01/07/2021	01/07/2021	150,000,000	150,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.375% – 1.750% due 06/15/2022 – 12/31/2025, valued at $510,000,017); expected proceeds $500,002,778	0.050%	01/04/2021	01/04/2021	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% - 3.750%, due 11/15/2043 – 11/15/2048 valued at $647,996,585); expected proceeds $635,006,350	0.090%	01/04/2021	01/04/2021	635,000,000	635,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 02/11/2021, U.S. Treasury Bonds, 2.500% – 8.125% due 02/15/2021 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 07/15/2030, U.S. Treasury Notes, 1.375% – 2.875% due 04/30/2021 – 02/28/2026, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 11/15/2049, valued at $311,365,200); expected proceeds $305,282,895	0.090%	01/07/2021	01/07/2021	$ 305,260,000	$ 305,260,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 11/23/2020 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 10/15/2024 – 01/15/2028, valued at $312,222,062); expected proceeds $306,143,619	0.090%	01/07/2021	01/07/2021	306,100,000	306,100,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% – 4.750% due 02/15/2041 – 05/15/2042, and U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2042 – 02/15/2043, valued at $153,008,788); expected proceeds $150,002,042	0.070%	01/07/2021	01/07/2021	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2040 – 02/15/2043, valued at $127,600,669); expected proceeds $125,000,972	0.070%	01/04/2021	01/04/2021	125,000,000	125,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2043 – 11/15/2047, valued at $510,000,044); expected proceeds $500,007,778	0.080%	01/07/2021	01/07/2021	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.125% – 0.625% due 12/31/2022 – 12/31/2027, valued at $2,958,000,068); expected proceeds $2,900,016,111	0.050%	01/04/2021	01/04/2021	2,900,000,000	2,900,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025 and U.S. Treasury Notes, 0.125% - 0.625%, due 10/15/2023 – 12/31/2027 valued at $2,549,308,285); expected proceeds $2,500,023,073	0.080%	01/04/2021	01/04/2021	2,500,000,851	2,500,000,851
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 2.750% due 06/30/2025, valued at $105,060,015); expected proceeds $103,000,572	0.010%	01/04/2021	01/04/2021	103,000,000	103,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2022, valued at $24,717,720); expected proceeds $24,233,162	0.060%	01/04/2021	01/04/2021	24,233,000	24,233,000
Agreement with LLOYDS Bank PLC, dated 11/03/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044 and a U.S. Treasury Note, 2.250% due 10/31/2024, valued at $372,578,125); expected proceeds $365,150,461 (c)	0.140%	02/17/2021	02/17/2021	365,000,000	365,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with MUFG Securities, dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 1.125% - 6.250% due 05/15/2030 – 05/15/2050 and U.S. Treasury Notes, 0.125% - 6.625% due 02/15/2021 – 11/30/2027, valued at $764,515,738); expected proceeds $750,005,000	0.060%	01/04/2021	01/04/2021	$ 750,000,000	$ 750,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 11/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $147,900,040); expected proceeds $145,036,653	0.140%	01/06/2021	01/06/2021	145,000,000	145,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 08/15/2026, valued at $188,700,056); expected proceeds $185,041,419 (c)	0.130%	02/02/2021	02/02/2021	185,000,000	185,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $188,700,041); expected proceeds $185,069,375 (c)	0.150%	03/04/2021	03/04/2021	185,000,000	185,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/14/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $377,400,051); expected proceeds $370,140,292 (c)	0.150%	03/15/2021	03/15/2021	370,000,000	370,000,000
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2043 and U.S. Treasury Strips, 0.000%, due 02/15/2029 – 02/15/2045, valued at $144,686,871); expected proceeds $141,316,888	0.090%	01/04/2021	01/04/2021	141,315,475	141,315,475
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.250% - 3.750% due 11/15/2042 – 11/15/2049 and a U.S. Treasury Strip, 0.000%, due 08/15/2027, valued at $297,264,211); expected proceeds $291,111,686	0.090%	01/04/2021	01/04/2021	291,108,775	291,108,775
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/26/2021 – 12/02/2021, and a U.S. Treasury Note, 0.210% due 01/31/2021, valued at $25,500,065); expected proceeds $25,000,194	0.070%	01/04/2021	01/04/2021	25,000,000	25,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/19/2021 – 10/07/2021, U.S. Treasury Bonds, 2.250% – 7.625% due 11/15/2024 – 08/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 2.500% due 01/15/2029 – 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2030, U.S. Treasury Notes, 0.125% – 3.625% due 02/15/2021 – 08/15/2030, and U.S. Treasury Strips, 0.000% due 02/15/2021 – 05/15/2029, valued at $102,000,014); expected proceeds $100,000,556	0.050%	01/04/2021	01/04/2021	$ 100,000,000	$ 100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					11,313,693,101
TOTAL INVESTMENTS –94.9% (d)(e)					75,517,399,666
Other Assets in Excess of Liabilities —5.1%					4,094,547,484
NET ASSETS –100.0%					$ 79,611,947,150
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $2,051,000,000 or 2.6% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$61,820,706,565
Repurchase agreements, at value and amortized cost	13,696,693,101
Total Investments	75,517,399,666
Cash	5,392,914,003
Interest receivable — unaffiliated issuers	6,295,395
Prepaid expenses and other assets	12,528
TOTAL ASSETS	80,916,621,592
LIABILITIES
Payable for investments purchased	1,299,879,011
Advisory and administrator fee payable	3,126,922
Custody, sub-administration and transfer agent fees payable	1,318,411
Trustees’ fees and expenses payable	13,236
Professional fees payable	251,443
Printing fees payable	1,221
Accrued expenses and other liabilities	84,198
TOTAL LIABILITIES	1,304,674,442
NET ASSETS	$ 79,611,947,150
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$356,718,536
EXPENSES
Advisory and administrator fee	39,170,581
Custodian, sub-administrator and transfer agent fees	9,861,919
Trustees’ fees and expenses	671,050
Professional fees and expenses	773,324
Printing and postage fees	22,363
Insurance expense	23,495
Miscellaneous expenses	196,812
TOTAL EXPENSES	50,719,544
NET INVESTMENT INCOME (LOSS)	$305,998,992
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	94,958
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$306,093,950
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 305,998,992	$ 1,123,671,534
Net realized gain (loss)	94,958	61,113
Net increase (decrease) in net assets resulting from operations	306,093,950	1,123,732,647
CAPITAL TRANSACTIONS
Contributions	215,779,123,984	177,701,232,695
Withdrawals	(197,361,054,418)	(159,158,963,953)
Net increase (decrease) in net assets from capital transactions	18,418,069,566	18,542,268,742
Net increase (decrease) in net assets during the period	18,724,163,516	19,666,001,389
Net assets at beginning of period	60,887,783,634	41,221,782,245
NET ASSETS AT END OF PERIOD	$ 79,611,947,150	$ 60,887,783,634
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.45%	2.20%	1.81%	0.74%	0.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$79,611,947	$60,887,784	$41,221,782	$48,665,017	$50,925,227
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.39%	2.13%	1.78%	0.85%	0.32%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $13,696,693,101 and associated collateral equal to $13,987,054,097.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,000.30	$0.35	$1,024.80	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$15,988,787,993
Receivable for fund shares sold	43,511
Receivable from Adviser	256,015
Other Receivable	25,901
Prepaid expenses and other assets	40,400
TOTAL ASSETS	15,989,153,820
LIABILITIES
Payable for fund shares repurchased	11,477
Administration fees payable	680,472
Shareholder servicing fee payable	136,581
Distribution fees payable	37,386
Transfer agent fees payable	7,293
Registration and filing fees payable	348,418
Professional fees payable	35,727
Printing fees payable	19,932
Accrued expenses and other liabilities	45,277
TOTAL LIABILITIES	1,322,563
NET ASSETS	$15,987,831,257
NET ASSETS CONSIST OF:
Paid-in Capital	$15,987,754,637
Total distributable earnings (loss)	76,620
NET ASSETS	$15,987,831,257
Administration Class
Net Assets	$ 325,007
Shares Outstanding	325,007
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 244,039,275
Shares Outstanding	244,039,191
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 479,954,343
Shares Outstanding	479,948,847
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 555,517,176
Shares Outstanding	555,515,728
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$14,707,995,456
Shares Outstanding	14,708,026,627
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 79,275,556
Expenses allocated from affiliated Portfolio	(11,496,213)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	67,779,343
EXPENSES
Administration fees
Administration Class	105
Institutional Class	101,818
Investment Class	275,663
Investor Class	227,853
Premier Class	8,251,993
Shareholder servicing fees
Administration Class	420
Institutional Class	61,108
Investment Class	1,378,361
Investor Class	364,587
Distribution fees
Administration Class	105
Investment Class	551,344
Custodian fees	40,711
Trustees’ fees and expenses	21,000
Transfer agent fees	41,207
Registration and filing fees	619,318
Professional fees	87,126
Printing and postage fees	49,535
Insurance expense	67,659
Miscellaneous expenses	78,619
TOTAL EXPENSES	12,218,532
Expenses waived/reimbursed by the Adviser	(1,653,903)
NET EXPENSES	10,564,629
NET INVESTMENT INCOME (LOSS)	$ 57,214,714
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	178,506
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 57,393,220
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 57,214,714	$ 220,496,452
Net realized gain (loss)	178,506	271,783
Net increase (decrease) in net assets resulting from operations	57,393,220	220,768,235
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(149)	(920)
Institutional Class	(257,953)	(334,102)
Investment Class	(1,153,922)	(6,213,652)
Investor Class	(786,402)	(3,126,205)
Premier Class	(55,345,250)	(210,831,864)
Total distributions to shareholders	(57,543,676)	(220,506,743)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	275,000	—
Reinvestment of distributions	7	—
Net increase (decrease) from capital share transactions	275,007	—
Institutional Class
Shares sold	3,735,792,128	638,062,068
Reinvestment of distributions	84,369	226,396
Shares redeemed	(3,515,465,052)	(614,710,718)
Net increase (decrease) from capital share transactions	220,411,445	23,577,746
Investment Class
Shares sold	1,082,002,666	693,177,178
Reinvestment of distributions	63,745	45,389
Shares redeemed	(1,010,336,945)	(675,736,752)
Net increase (decrease) from capital share transactions	71,729,466	17,485,815
Investor Class
Shares sold	5,510,238,580	2,037,248,929
Reinvestment of distributions	687,569	3,109,787
Shares redeemed	(5,086,484,885)	(2,006,528,761)
Net increase (decrease) from capital share transactions	424,441,264	33,829,955
Premier Class
Shares sold	145,220,418,421	90,382,471,629
Reinvestment of distributions	52,578,238	200,985,191
Shares redeemed	(142,377,771,533)	(88,195,295,536)
Net increase (decrease) from capital share transactions	2,895,225,126	2,388,161,284
Net increase (decrease) in net assets from beneficial interest transactions	3,612,082,308	2,463,054,800
Net increase (decrease) in net assets during the period	3,611,931,852	2,463,316,292
Net assets at beginning of period	12,375,899,405	9,912,583,113
NET ASSETS AT END OF PERIOD	$ 15,987,831,257	$ 12,375,899,405
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	275,000	—
Reinvestment of distributions	7	—
Net increase (decrease) from share transactions	275,007	—
Institutional Class
Shares sold	3,735,792,128	638,062,068
Reinvestment of distributions	84,369	226,396
Shares redeemed	(3,515,465,052)	(614,710,718)
Net increase (decrease) from share transactions	220,411,445	23,577,746
Investment Class
Shares sold	1,082,002,666	693,177,178
Reinvestment of distributions	63,745	45,389
Shares redeemed	(1,010,336,945)	(675,736,752)
Net increase (decrease) from share transactions	71,729,466	17,485,815
Investor Class
Shares sold	5,510,238,580	2,037,248,929
Reinvestment of distributions	687,569	3,109,787
Shares redeemed	(5,086,484,885)	(2,006,528,761)
Net increase (decrease) from share transactions	424,441,264	33,829,955
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/20	Year Ended 12/31/19
Premier Class
Shares sold	145,220,418,421	90,382,471,629
Reinvestment of distributions	52,578,238	200,985,191
Shares redeemed	(142,377,771,533)	(88,195,295,536)
Net increase (decrease) from share transactions	2,895,225,126	2,388,161,284
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0029	0.0184	0.0076
Net realized gain (loss)	(0.0001)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0028)	(0.0184)	(0.0076)
Total distributions	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%	0.37%	0.37%(d)
Net expenses	0.18%	0.37%	0.37%(d)
Net investment income (loss)	0.07%	1.84%	1.79%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0038	0.0205	0.0085
Net realized gain (loss)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0038	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0038)	(0.0205)	(0.0085)
Total distributions	(0.0038)	(0.0205)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.38%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$244,039	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%(d)
Net expenses	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.12%	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0027	0.0175	0.0138	0.0041	0.0000(b)
Net realized gain (loss)	0.0001	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0028	0.0175	0.0138	0.0041	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0027)	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)
Net realized gains	(0.0001)	—	—	(0.0000)(b)	—
Total distributions	(0.0028)	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.27%	1.76%	1.39%	0.41%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$479,954	$408,230	$390,735	$366,364	$609,545
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.26%	0.46%	0.47%	0.47%	0.31%
Net investment income (loss)	0.21%	1.74%	1.37%	0.38%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0035	0.0200	0.0165	0.0068	0.0001
Net realized gain (loss)	—	0.0000(b)	(0.0000)(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0035	0.0200	0.0165	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0035)	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0035)	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.35%	2.02%	1.66%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$555,517	$131,075	$ 97,241	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.18%(e)
Net expenses	0.17%	0.20%	0.20%	0.20%	0.18%(e)
Net investment income (loss)	0.17%	1.95%	1.70%	0.71%	0.31%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0040	0.0208	0.0173	0.0076	0.0019
Net realized gain (loss)	0.0001	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0041	0.0208	0.0173	0.0076	0.0019
Distributions to shareholders from:
Net investment income	(0.0040)	(0.0208)	(0.0173)	(0.0076)	(0.0019)
Net realized gains	(0.0001)	—	—	(0.0000)(b)	—
Total distributions	(0.0041)	(0.0208)	(0.0173)	(0.0076)	(0.0019)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.40%	2.10%	1.74%	0.76%	0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,707,995	$11,812,916	$9,424,507	$12,123,627	$12,651,785
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.33%	2.07%	1.71%	0.76%	0.19%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class	July 31, 2018 July 31, 2018 October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.33% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2020, the Adviser contractually waived fees in the amount of $169,628.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceeded 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. This reimbursement arrangement expired on April 30, 2020. SSGA FM reimbursed $85,518 to the Investment Class shares during the period prior to the expiration of the reimbursement arrangement.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2020 were $1,398,757. This amount is subject to recoupment by the Service Providers until December 31, 2023.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2020, the Fund's Administration Class shares and Investment Class shares paid $105 and $551,344 respectively, to SSGA FD under the Plan.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20% and 0.25%, respectively, of the eligible average daily net assets of the Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares, respectively. During the period ended December 31, 2020, the Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares paid SSGA FD $61,108, $364,587, $420 and $1,378,361 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$57,543,676	$—	$57,543,676
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 220,506,743	$ —	$ 220,506,743
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$76,620	$—	$—	$—	$76,620
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.15%	$1,000.00	$0.75	$1,024.40	$0.76
Institutional Class	0.13	1,000.10	0.65	1,024.50	0.66
Investment Class	0.15	1,000.00	0.75	1,024.40	0.76
Investor Class	0.15	1,000.00	0.75	1,024.40	0.76
Premier Class	0.12	1,000.20	0.60	1,024.50	0.61
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2020
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	102.7%
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	29.9%
31 to 60 Days	24.0
61 to 90 Days	11.1
Over 90 Days	37.7
Total	102.7%
Average days to maturity	55
Weighted average life	103
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.7%
U.S. Treasury Bill (a)	0.070%	01/19/2021	01/19/2021	$ 825,250,000	$ 825,217,116
U.S. Treasury Bill (a)	0.075%	02/09/2021	02/09/2021	249,800,000	249,771,799
U.S. Treasury Bill (a)	0.078%	01/26/2021	01/26/2021	324,159,000	324,141,554
U.S. Treasury Bill (a)	0.080%	02/25/2021	02/25/2021	352,500,000	352,436,034
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	300,500,000	300,382,903
U.S. Treasury Bill (a)	0.086%	03/23/2021	03/23/2021	150,000,000	149,959,500
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	400,000,000	399,864,522
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	250,130,000	250,029,268
U.S. Treasury Bill (a)	0.090%	03/25/2021	03/25/2021	100,000,000	99,979,250
U.S. Treasury Bill (a)	0.090%	04/01/2021	04/01/2021	850,000	849,809
U.S. Treasury Bill (a)	0.090%	05/11/2021	05/11/2021	200,000,000	199,935,000
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	151,500,000	151,441,085
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	150,000,000	149,942,250
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	200,000,000	199,913,000
U.S. Treasury Bill (a)	0.091%	04/13/2021	04/13/2021	149,800,000	149,761,589
U.S. Treasury Bill (a)	0.095%	03/18/2021	03/18/2021	300,000,000	299,940,467
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	401,000,000	400,848,061
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	150,750,000	150,674,964
U.S. Treasury Bill (a)	0.100%	01/28/2021	01/28/2021	1,069,790,000	1,069,719,471
U.S. Treasury Bill (a)	0.100%	03/02/2021	03/02/2021	300,800,000	300,755,545
U.S. Treasury Bill (a)	0.100%	03/04/2021	03/04/2021	300,818,400	300,766,614
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	150,000,000	149,954,583
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	350,000,000	349,864,861
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	1,000,500,000	1,000,412,991
U.S. Treasury Bill (a)	0.105%	03/11/2021	03/11/2021	300,250,000	300,196,983
U.S. Treasury Bill (a)	0.108%	04/29/2021	04/29/2021	350,830,000	350,715,163
U.S. Treasury Bill (a)	0.110%	01/12/2021	01/12/2021	250,300,000	250,292,506
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	449,600,000	449,565,681
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	150,000,000	149,966,083
U.S. Treasury Bill (a)	0.110%	04/08/2021	04/08/2021	199,700,000	199,640,811
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	150,000,000	149,942,708
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	150,000,000	149,939,500
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	731,609,000	731,602,573
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	250,000,000	249,929,722
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	200,000,000	199,933,556
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	449,800,000	449,741,800
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	285,000,000	284,960,133
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	551,150,000	551,072,514
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	250,000,000	249,984,444
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	309,332,000	309,209,264
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	928,820,000	928,792,580
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	656,615,000	656,604,932
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	330,000,000	330,007,178
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	90,000,000	90,003,332
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	428,000,000	428,380,669
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	669,400,000	669,397,853
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	252,500,000	252,452,901
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	482,000,000	482,542,212
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	160,307,000	160,350,204
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	369,250,000	369,755,844
TOTAL INVESTMENTS –102.7% (c)(d)					17,221,543,382
Liabilities in Excess of Other Assets —(2.7)%					(450,040,226)
NET ASSETS –100.0%					$16,771,503,156

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$17,221,543,382
Cash	61
Interest receivable — unaffiliated issuers	1,120,124
Prepaid expenses and other assets	3,137
TOTAL ASSETS	17,222,666,704
LIABILITIES
Payable for investments purchased	449,912,675
Advisory and administrator fee payable	737,709
Custody, sub-administration and transfer agent fees payable	413,084
Trustees’ fees and expenses payable	2,879
Professional fees payable	76,745
Printing fees payable	309
Accrued expenses and other liabilities	20,147
TOTAL LIABILITIES	451,163,548
NET ASSETS	$16,771,503,156
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$81,548,995
EXPENSES
Advisory and administrator fee	9,168,481
Custodian, sub-administrator and transfer agent fees	2,324,656
Trustees’ fees and expenses	162,664
Professional fees	181,662
Printing and postage fees	11,090
Insurance expense	5,593
Miscellaneous expenses	46,190
TOTAL EXPENSES	11,900,336
NET INVESTMENT INCOME (LOSS)	$69,648,659
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	185,977
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$69,834,636
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 69,648,659	$ 237,216,330
Net realized gain (loss)	185,977	283,242
Net increase (decrease) in net assets resulting from operations	69,834,636	237,499,572
CAPITAL TRANSACTIONS
Contributions	36,624,674,911	22,575,489,084
Withdrawals	(32,739,648,118)	(20,369,315,642)
Net increase (decrease) in net assets from capital transactions	3,885,026,793	2,206,173,442
Net increase (decrease) in net assets during the period	3,954,861,429	2,443,673,014
Net assets at beginning of period	12,816,641,727	10,372,968,713
NET ASSETS AT END OF PERIOD	$ 16,771,503,156	$ 12,816,641,727
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.48%	2.18%	1.80%	0.73%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,771,503	$12,816,642	$10,372,969	$13,005,602	$14,004,301
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.38%	2.13%	1.76%	0.81%	0.25%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.80	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$25,295,217,072
Receivable for fund shares sold	3
Receivable from Adviser	410,035
Prepaid expenses and other assets	43,223
TOTAL ASSETS	25,295,670,333
LIABILITIES
Payable for fund shares repurchased	45,927
Administration fees payable	1,007,596
Shareholder servicing fee payable	277,671
Distribution fees payable	3,614
Transfer agent fees payable	3,999
Registration and filing fees payable	234,018
Professional fees payable	34,834
Printing fees payable	21,306
Distribution payable	52,133
Accrued expenses and other liabilities	52,397
TOTAL LIABILITIES	1,733,495
NET ASSETS	$25,293,936,838
NET ASSETS CONSIST OF:
Paid-in Capital	$25,293,927,540
Total distributable earnings (loss)	9,298
NET ASSETS	$25,293,936,838
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 90,569,204
Shares Outstanding	90,568,471
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 42,357,501
Shares Outstanding	42,363,858
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 546,562,649
Shares Outstanding	546,563,388
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$20,004,414,454
Shares Outstanding	20,004,550,707
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 4,609,983,030
Shares Outstanding	4,610,297,880
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$101,886,337
Expenses allocated from affiliated Portfolio	(14,391,853)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	87,494,484
EXPENSES
Administration fees
Administration Class	25
Institutional Class	178,878
Investment Class	30,939
Investor Class	267,189
Premier Class	8,488,327
Trust Class	2,135,589
Shareholder servicing fees
Administration Class	98
Institutional Class	107,327
Investment Class	154,692
Investor Class	427,503
Trust Class	2,391,860
Distribution fees
Administration Class	25
Investment Class	61,877
Custodian fees	44,397
Trustees’ fees and expenses	21,000
Transfer agent fees	26,349
Registration and filing fees	814,853
Professional fees	101,120
Printing and postage fees	60,419
Insurance expense	79,216
Miscellaneous expenses	103,185
TOTAL EXPENSES	15,494,868
Expenses waived/reimbursed by the Adviser	(1,373,715)
NET EXPENSES	14,121,153
NET INVESTMENT INCOME (LOSS)	$ 73,373,331
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	71,429
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 73,444,760
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 73,373,331	$ 302,878,699
Net realized gain (loss)	71,429	(6,693)
Net increase (decrease) in net assets resulting from operations	73,444,760	302,872,006
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(131)	(926)
Institutional Class	(1,215,623)	(5,270,230)
Investment Class	(167,824)	(939,751)
Investor Class	(1,643,444)	(6,381,870)
Premier Class	(56,410,573)	(205,300,340)
Trust Class	(13,992,939)	(84,979,567)
Total distributions to shareholders	(73,430,534)	(302,872,684)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class
Shares sold	3,459,672,489	3,468,482,556
Reinvestment of distributions	14,869	—
Shares redeemed	(3,837,839,873)	(3,094,315,570)
Net increase (decrease) from capital share transactions	(378,152,515)	374,166,986
Investment Class
Shares sold	113,194,583	92,118,238
Reinvestment of distributions	51,260	224,257
Shares redeemed	(122,974,456)	(110,070,043)
Net increase (decrease) from capital share transactions	(9,728,613)	(17,727,548)
Investor Class
Shares sold	10,654,831,975	5,339,147,529
Reinvestment of distributions	1,602,343	6,360,933
Shares redeemed	(10,339,889,406)	(5,890,375,775)
Net increase (decrease) from capital share transactions	316,544,912	(544,867,313)
Premier Class
Shares sold	357,233,197,506	128,661,731,285
Reinvestment of distributions	47,415,475	179,913,178
Shares redeemed	(351,948,556,858)	(122,571,343,544)
Net increase (decrease) from capital share transactions	5,332,056,123	6,270,300,919
Trust Class
Shares sold	38,065,217,733	41,350,337,370
Reinvestment of distributions	12,959,879	78,314,112
Shares redeemed	(37,654,161,979)	(41,724,097,211)
Net increase (decrease) from capital share transactions	424,015,633	(295,445,729)
Net increase (decrease) in net assets from beneficial interest transactions	5,684,735,540	5,786,427,315
Net increase (decrease) in net assets during the period	5,684,749,766	5,786,426,637
Net assets at beginning of period	19,609,187,072	13,822,760,435
NET ASSETS AT END OF PERIOD	$ 25,293,936,838	$ 19,609,187,072
SHARES OF BENEFICIAL INTEREST:
Institutional Class
Shares sold	3,459,672,489	3,468,482,556
Reinvestment of distributions	14,869	—
Shares redeemed	(3,837,839,873)	(3,094,315,570)
Net increase (decrease) from share transactions	(378,152,515)	374,166,986
Investment Class
Shares sold	113,194,583	92,118,238
Reinvestment of distributions	51,260	224,257
Shares redeemed	(122,974,456)	(110,070,043)
Net increase (decrease) from share transactions	(9,728,613)	(17,727,548)
Investor Class
Shares sold	10,654,831,975	5,339,147,529
Reinvestment of distributions	1,602,343	6,360,933
Shares redeemed	(10,339,889,406)	(5,890,375,775)
Net increase (decrease) from share transactions	316,544,912	(544,867,313)
Premier Class
Shares sold	357,233,197,506	128,661,731,285
Reinvestment of distributions	47,415,475	179,913,178
Shares redeemed	(351,948,556,858)	(122,571,343,544)
Net increase (decrease) from share transactions	5,332,056,123	6,270,300,919
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Year Ended 12/31/20	Year Ended 12/31/19
Trust Class
Shares sold	38,065,217,733	41,350,337,370
Reinvestment of distributions	12,959,879	78,314,112
Shares redeemed	(37,654,161,979)	(41,724,097,211)
Net increase (decrease) from share transactions	424,015,633	(295,445,729)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0027	0.0185	0.0076
Net realized gain (loss)	—	(0.0000)(b)	—
Total from investment operations	0.0027	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0027)	(0.0185)	(0.0076)
Total distributions	(0.0027)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.27%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%	0.37%	0.37%(d)
Net expenses	0.25%	0.37%	0.37%(d)
Net investment income (loss)	0.27%	1.85%	1.78%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0037	0.0207	0.0085
Net realized gain (loss)	—	(0.0000)(b)	—
Total from investment operations	0.0037	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0037)	(0.0207)	(0.0085)
Total distributions	(0.0037)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.37%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 90,569	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%	0.15%	0.15%(d)
Net expenses	0.15%	0.15%	0.15%(d)
Net investment income (loss)	0.34%	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0025	0.0180	0.0139	0.0042	0.0000(b)
Net realized gain (loss)	—	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0025	0.0180	0.0139	0.0042	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0025)	(0.0180)	(0.0139)	(0.0042)	(0.0000)(b)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0025)	(0.0180)	(0.0139)	(0.0042)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.25%	1.81%	1.40%	0.42%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 42,358	$ 52,086	$ 69,812	$ 19,242	$ 48,170
Ratios to Average Net Assets:
Total expenses	0.47%	0.47%	0.47%	0.47%	0.49%
Net expenses	0.29%	0.46%	0.47%	0.47%	0.31%
Net investment income (loss)	0.27%	1.78%	1.54%	0.36%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0034	0.0202	0.0166	0.0069	0.0004
Net realized gain (loss)	—	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0034	0.0202	0.0166	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0034)	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0034)	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.34%	2.03%	1.67%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$546,563	$230,017	$774,885	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%(d)
Net expenses	0.18%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.31%	2.02%	1.67%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0040	0.0210	0.0174	0.0077	0.0019
Net realized gain (loss)	—	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0040	0.0210	0.0174	0.0077	0.0019
Distributions to shareholders from:
Net investment income	(0.0040)	(0.0210)	(0.0174)	(0.0077)	(0.0019)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0040)	(0.0210)	(0.0174)	(0.0077)	(0.0019)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.40%	2.12%	1.75%	0.77%	0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,004,414	$14,672,348	$8,402,049	$4,000,478	$2,515,246
Ratios to Average Net Assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.14%
Net expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.33%	2.07%	1.80%	0.81%	0.20%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0036	0.0204	0.0168	0.0071	0.0007
Net realized gain (loss)	—	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0036	0.0204	0.0168	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0036)	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0036)	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.36%	2.06%	1.69%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,609,983	$4,185,964	$4,481,410	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%(d)
Net expenses	0.16%	0.18%	0.18%	0.18%	0.18%(d)
Net investment income (loss)	0.33%	2.05%	1.64%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class Trust Class	July 31, 2018 July 31, 2018 October 24, 2007 October 14, 2016 October 24, 2007 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (90.18% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2020, the Adviser contractually waived fees in the amount of $276,863.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. This reimbursement arrangement expired April 30, 2020. SSGA FM reimbursed $12,273 to the Investment Class shares during the period prior to the expiration of the reimbursement arrangement.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2020 were $1,084,579. This amount is subject to recoupment by the Service Providers until December 31, 2023.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended December 31, 2020, the Fund's Administration Class shares and Investment Class shares paid $25 and $61,877 respectively, to SSGA FD under the Plan.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended December 31, 2020, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $98, $107,327, $154,692, $427,503 and $2,391,860 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$73,430,534	$—	$73,430,534
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 302,872,684	$ —	$ 302,872,684
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Plus Money Market Fund	$9,298	$—	$—	$—	$9,298
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Plus Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Institutional Treasury Plus Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.16%	$1,000.00	$0.80	$1,024.30	$0.81
Institutional Class	0.14	1,000.10	0.70	1,024.40	0.71
Investment Class	0.16	1,000.00	0.80	1,024.30	0.81
Investor Class	0.15	1,000.10	0.75	1,024.40	0.76
Premier Class	0.12	1,000.20	0.60	1,024.50	0.61
Trust Class	0.14	1,000.10	0.70	1,024.40	0.71
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2020
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	78.5%
Treasury Repurchase Agreements	15.9
Other Assets in Excess of Liabilities	5.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	26.5%
31 to 60 Days	14.8
61 to 90 Days	11.1
Over 90 Days	42.0
Total	94.4%
Average days to maturity	51
Weighted average life	105
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—78.5%
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	$ 285,000,000	$ 284,888,945
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	100,000,000	99,966,131
U.S. Treasury Bill (a)	0.088%	05/25/2021	05/25/2021	300,300,000	300,193,393
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	400,555,000	400,393,686
U.S. Treasury Bill (a)	0.090%	01/12/2021	01/12/2021	100,750,000	100,747,229
U.S. Treasury Bill (a)	0.090%	04/27/2021	04/27/2021	175,000,000	174,949,250
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	200,000,000	199,922,225
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	275,000,000	274,894,125
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	250,000,000	249,891,250
U.S. Treasury Bill (a)	0.091%	04/13/2021	04/13/2021	225,000,000	224,942,306
U.S. Treasury Bill (a)	0.095%	04/29/2021	04/29/2021	276,000,000	275,914,991
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	384,000,000	383,854,497
U.S. Treasury Bill (a)	0.095%	06/01/2021	06/01/2021	300,000,000	299,880,458
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	250,000,000	249,875,563
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	349,950,700	349,852,787
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	236,249,500	236,158,281
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	625,000,000	624,943,292
U.S. Treasury Bill (a)	0.105%	03/09/2021	03/09/2021	275,000,000	274,951,553
U.S. Treasury Bill (a)	0.105%	03/11/2021	03/11/2021	185,000,000	184,963,655
U.S. Treasury Bill (a)	0.105%	03/25/2021	03/25/2021	685,000,000	684,850,839
U.S. Treasury Bill (a)	0.105%	04/01/2021	04/01/2021	625,000,000	624,850,469
U.S. Treasury Bill (a)	0.105%	04/06/2021	04/06/2021	324,979,000	324,890,029
U.S. Treasury Bill (a)	0.106%	02/09/2021	02/09/2021	250,000,000	249,971,766
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	250,000,000	249,975,556
U.S. Treasury Bill (a)	0.110%	02/23/2021	02/23/2021	350,000,000	349,950,681
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	250,000,000	249,943,472
U.S. Treasury Bill (a)	0.110%	04/08/2021	04/08/2021	175,000,000	174,948,132
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	325,000,000	324,875,868
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	185,000,000	184,925,383
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	100,000,000	99,998,722
U.S. Treasury Bill (a)	0.115%	01/26/2021	01/26/2021	550,000,000	549,958,681
U.S. Treasury Bill (a)	0.115%	03/04/2021	03/04/2021	475,000,000	474,920,132
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	250,000,000	249,929,722
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	864,650,000	864,398,706
U.S. Treasury Bill (a)	0.120%	01/19/2021	01/19/2021	400,000,000	399,977,250
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	325,000,000	324,956,936
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	275,000,000	274,962,306
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	910,450,000	910,319,204
U.S. Treasury Bill (a)	0.120%	03/18/2021	03/18/2021	525,000,000	524,898,772
U.S. Treasury Bill (a)	0.120%	03/23/2021	03/23/2021	250,000,000	249,932,500
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	850,000,000	849,950,903
U.S. Treasury Bill (a)	0.130%	01/28/2021	01/28/2021	395,000,000	394,960,344
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	890,700,000	890,383,147
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	650,000,000	649,971,418
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	335,000,000	334,992,936
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	390,591,300	390,516,006
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	444,375,000	444,388,168
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	250,000,000	249,983,319
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	740,125,000	740,783,367
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	589,600,000	589,606,930
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	671,900,000	671,787,323
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	724,500,000	725,278,629
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	954,000,000	954,019,665
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	$ 614,000,000	$ 614,809,644
TOTAL TREASURY DEBT					22,036,050,542
TREASURY REPURCHASE AGREEMENTS—15.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2020 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2027, valued at $110,160,094); expected proceeds $108,010,200	0.100%	01/07/2021	01/07/2021	108,000,000	108,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/27/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2021 – 11/04/2021, a U.S. Treasury Bond, 2.750% due 08/15/2047, and U.S. Treasury Notes, 0.250% – 2.750% due 02/28/2021 – 05/15/2029, valued at $51,000,080); expected proceeds $50,007,375	0.090%	01/07/2021	01/07/2021	50,000,000	50,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.375% – 1.375% due 09/30/2023 – 12/31/2025, valued at $510,000,058); expected proceeds $500,002,778	0.050%	01/04/2021	01/04/2021	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $239,833,913); expected proceeds $235,002,350	0.090%	01/04/2021	01/04/2021	235,000,000	235,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2023 – 07/15/2027, a U.S. Treasury Note, 0.249% due 01/31/2022, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2048, valued at $115,504,882); expected proceeds $113,248,493	0.090%	01/07/2021	01/07/2021	113,240,000	113,240,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.500% – 8.125% due 05/15/2021 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.375% – 0.500% due 07/15/2027 – 01/15/2028, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $25,500,000); expected proceeds $25,000,139	0.050%	01/04/2021	01/04/2021	25,000,000	25,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 11/23/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, valued at $107,406,019); expected proceeds $105,315,005	0.090%	01/07/2021	01/07/2021	105,300,000	105,300,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 7.625% due 02/15/2025, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2025, and U.S. Treasury Notes, 0.500% – 2.750% due 01/31/2025 – 03/31/2025, valued at $357,064,776); expected proceeds $350,004,764	0.070%	01/07/2021	01/07/2021	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.625% due 12/31/2027, valued at $943,500,099); expected proceeds $925,005,139	0.050%	01/04/2021	01/04/2021	925,000,000	925,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.375% due 12/31/2025, valued at $ 1,020,398,438); expected proceeds $1,000,008,889	0.080%	01/04/2021	01/04/2021	$ 1,000,000,000	$ 1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2025, valued at $102,000,000); expected proceeds $100,000,556	0.050%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 02/09/2021 – 05/20/2021, U.S. Treasury Notes, 0.250% – 2.375% due 02/29/2024 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 02/15/2025, valued at $153,000,038); expected proceeds $150,001,000	0.060%	01/04/2021	01/04/2021	150,000,000	150,000,000
Agreement with LLOYDS Bank PLC, dated 11/03/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044 and a U.S. Treasury Note, 2.250% due 10/31/2024, valued at $137,714,729); expected proceeds $135,055,650 (c)	0.140%	02/17/2021	02/17/2021	135,000,000	135,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 11/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $56,100,016); expected proceeds $55,013,903	0.140%	01/06/2021	01/06/2021	55,000,000	55,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $66,300,106); expected proceeds $65,014,553 (c)	0.130%	02/02/2021	02/02/2021	65,000,000	65,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $66,300,105); expected proceeds $65,024,375 (c)	0.150%	03/04/2021	03/04/2021	65,000,000	65,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/14/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $132,600,019); expected proceeds $130,049,292 (c)	0.150%	03/15/2021	03/15/2021	130,000,000	130,000,000
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% - 3.375% due 11/15/2045 – 11/15/2048, U.S. Treasury Notes, 2.125% - 3.125%, due 05/15/2025 – 11/15/2028 and U.S. Treasury Strips, 0.000%, due 11/15/2021 – 08/15/2030 valued at $146,006,876); expected proceeds $142,983,180	0.090%	01/04/2021	01/04/2021	142,981,750	142,981,750
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000%, due 11/15/2028 – 11/15/2030 valued at $99,607,952); expected proceeds $97,305,848	0.090%	01/04/2021	01/04/2021	97,304,875	97,304,875
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 03/04/2021, U.S. Treasury Bonds, 1.375% – 3.625% due 08/15/2043 – 11/15/2050, U.S. Treasury Inflation Index Bonds, 0.250% – 2.000% due 01/15/2026 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2022 – 01/15/2030, and U.S. Treasury Notes, 0.250% – 3.125% due 01/15/2021 – 11/15/2030, valued at $106,080,048); expected proceeds $104,017,978 (c)	0.100%	01/25/2021	01/25/2021	$ 104,000,000	$ 104,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					4,455,826,625
TOTAL INVESTMENTS –94.4% (d)(e)					26,491,877,167
Other Assets in Excess of Liabilities —5.6%					1,557,480,602
NET ASSETS –100.0%					$28,049,357,769
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $499,000,000 or 1.8% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$22,036,050,542
Repurchase agreements, at value and amortized cost	4,455,826,625
Total Investments	26,491,877,167
Cash	2,031,526,287
Interest receivable — unaffiliated issuers	2,227,156
Prepaid expenses and other assets	4,032
TOTAL ASSETS	28,525,634,642
LIABILITIES
Payable for investments purchased	474,557,600
Advisory and administrator fee payable	1,128,419
Custody, sub-administration and transfer agent fees payable	454,569
Trustees’ fees and expenses payable	4,985
Professional fees payable	92,934
Printing fees payable	6,884
Accrued expenses and other liabilities	31,482
TOTAL LIABILITIES	476,276,873
NET ASSETS	$28,049,357,769
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$128,723,305
EXPENSES
Advisory and administrator fee	13,626,967
Custodian, sub-administrator and transfer agent fees	3,455,831
Trustees’ fees and expenses	242,843
Professional fees	261,858
Printing and postage fees	1,346
Insurance expense	7,778
Miscellaneous expenses	71,893
TOTAL EXPENSES	17,668,516
NET INVESTMENT INCOME (LOSS)	$ 111,054,789
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	91,876
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 111,146,665
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 111,054,789	$ 392,456,554
Net realized gain (loss)	91,876	(7,190)
Net increase (decrease) in net assets resulting from operations	111,146,665	392,449,364
CAPITAL TRANSACTIONS
Contributions	96,988,717,280	62,686,916,978
Withdrawals	(92,885,440,947)	(56,691,696,503)
Net increase (decrease) in net assets from capital transactions	4,103,276,333	5,995,220,475
Net increase (decrease) in net assets during the period	4,214,422,998	6,387,669,839
Net assets at beginning of period	23,834,934,771	17,447,264,932
NET ASSETS AT END OF PERIOD	$ 28,049,357,769	$ 23,834,934,771
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.46%	2.19%	1.82%	0.82%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,049,358	$23,834,935	$17,447,265	$14,180,281	$10,628,952
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.41%	2.13%	1.79%	0.84%	0.27%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $4,455,826,625 and associated collateral equal to $4,546,078,248.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield. Reimbursement payments by a Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment. There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET MASTER FUNDS
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.20	$0.30	$1,024.80	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$2,754,139,614
Receivable from Adviser	68,005
Prepaid expenses and other assets	15,549
TOTAL ASSETS	2,754,223,168
LIABILITIES
Administration fees payable	132,617
Transfer agent fees payable	1,097
Registration and filing fees payable	52,697
Professional fees payable	26,615
Printing fees payable	7,976
Accrued expenses and other liabilities	12,386
TOTAL LIABILITIES	233,388
NET ASSETS	$2,753,989,780
NET ASSETS CONSIST OF:
Paid-in Capital	$ 2,753,989,110
Total distributable earnings (loss)	670
NET ASSETS	$2,753,989,780
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	2,753,989,110
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	26,914,392
Expenses allocated from affiliated Portfolio	(3,276,662)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	23,637,730
EXPENSES
Administration fees	2,525,364
Custodian fees	27,392
Trustees’ fees and expenses	20,999
Transfer agent fees	643
Registration and filing fees	122,612
Professional fees and expenses	40,580
Printing and postage fees	17,746
Insurance expense	17,686
Miscellaneous expenses	34,603
TOTAL EXPENSES	2,807,625
Expenses waived/reimbursed by the Adviser	(2,043,996)
NET EXPENSES	763,629
NET INVESTMENT INCOME (LOSS)	$22,874,101
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	20,447
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$22,894,548
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,874,101	$ 78,372,768
Net realized gain (loss)	20,447	(499)
Net increase (decrease) in net assets resulting from operations	22,894,548	78,372,269
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(22,895,464)	(78,371,686)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,454,715,748	14,879,694,877
Reinvestment of distributions	23,024,368	77,871,119
Cost of shares redeemed	(7,944,327,613)	(14,357,557,657)
Net increase (decrease) from share transactions	(1,466,587,497)	600,008,339
Net increase (decrease) in net assets during the period	(1,466,588,413)	600,008,922
Net assets at beginning of period	4,220,578,193	3,620,569,271
NET ASSETS AT END OF PERIOD	$ 2,753,989,780	$ 4,220,578,193
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,454,715,748	14,879,694,877
Reinvestment of distributions	23,024,368	77,871,119
Shares redeemed	(7,944,327,613)	(14,357,557,657)
Net increase (decrease) from share transactions	(1,466,587,497)	600,008,339
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	For the Period 10/05/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0045	0.0213	0.0178	0.0025
Net realized and unrealized gain (loss)	(0.0001)	(0.0000)(b)	—	—
Total from investment operations	0.0044	0.0213	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Total distributions	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.44%	2.16%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,753,990	$4,220,578	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.16%(d)
Net expenses	0.08%	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.45%	2.13%	1.77%	1.08%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (9.82% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2020, the Adviser contractually waived fees in the amount of $1,033,117.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended December 31, 2020, the Adviser voluntarily waived expenses in the amount of $1,010,234.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended December 31, 2020 were $645. This amount is subject to recoupment by the Service Providers until December 31, 2023.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$22,895,464	$—	$22,895,464
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Treasury Obligations Money Market Fund	$ 78,371,686	$ —	$ 78,371,686
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Treasury Obligations Money Market Fund	$670	$—	$—	$—	$670
As of December 31, 2020, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Obligations Money Market Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from October 5, 2017 (commencement of operations) to December 31, 2017. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from October 5, 2017 (commencement of operations) to December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,000.40	$0.40	$1,024.70	$0.41
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
December 31, 2020
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	78.5%
Treasury Repurchase Agreements	15.9
Other Assets in Excess of Liabilities	5.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	26.5%
31 to 60 Days	14.8
61 to 90 Days	11.1
Over 90 Days	42.0
Total	94.4%
Average days to maturity	51
Weighted average life	105
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—78.5%
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	$ 285,000,000	$ 284,888,945
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	100,000,000	99,966,131
U.S. Treasury Bill (a)	0.088%	05/25/2021	05/25/2021	300,300,000	300,193,393
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	400,555,000	400,393,686
U.S. Treasury Bill (a)	0.090%	01/12/2021	01/12/2021	100,750,000	100,747,229
U.S. Treasury Bill (a)	0.090%	04/27/2021	04/27/2021	175,000,000	174,949,250
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	200,000,000	199,922,225
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	275,000,000	274,894,125
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	250,000,000	249,891,250
U.S. Treasury Bill (a)	0.091%	04/13/2021	04/13/2021	225,000,000	224,942,306
U.S. Treasury Bill (a)	0.095%	04/29/2021	04/29/2021	276,000,000	275,914,991
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	384,000,000	383,854,497
U.S. Treasury Bill (a)	0.095%	06/01/2021	06/01/2021	300,000,000	299,880,458
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	250,000,000	249,875,563
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	349,950,700	349,852,787
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	236,249,500	236,158,281
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	625,000,000	624,943,292
U.S. Treasury Bill (a)	0.105%	03/09/2021	03/09/2021	275,000,000	274,951,553
U.S. Treasury Bill (a)	0.105%	03/11/2021	03/11/2021	185,000,000	184,963,655
U.S. Treasury Bill (a)	0.105%	03/25/2021	03/25/2021	685,000,000	684,850,839
U.S. Treasury Bill (a)	0.105%	04/01/2021	04/01/2021	625,000,000	624,850,469
U.S. Treasury Bill (a)	0.105%	04/06/2021	04/06/2021	324,979,000	324,890,029
U.S. Treasury Bill (a)	0.106%	02/09/2021	02/09/2021	250,000,000	249,971,766
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	250,000,000	249,975,556
U.S. Treasury Bill (a)	0.110%	02/23/2021	02/23/2021	350,000,000	349,950,681
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	250,000,000	249,943,472
U.S. Treasury Bill (a)	0.110%	04/08/2021	04/08/2021	175,000,000	174,948,132
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	325,000,000	324,875,868
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	185,000,000	184,925,383
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	100,000,000	99,998,722
U.S. Treasury Bill (a)	0.115%	01/26/2021	01/26/2021	550,000,000	549,958,681
U.S. Treasury Bill (a)	0.115%	03/04/2021	03/04/2021	475,000,000	474,920,132
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	250,000,000	249,929,722
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	864,650,000	864,398,706
U.S. Treasury Bill (a)	0.120%	01/19/2021	01/19/2021	400,000,000	399,977,250
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	325,000,000	324,956,936
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	275,000,000	274,962,306
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	910,450,000	910,319,204
U.S. Treasury Bill (a)	0.120%	03/18/2021	03/18/2021	525,000,000	524,898,772
U.S. Treasury Bill (a)	0.120%	03/23/2021	03/23/2021	250,000,000	249,932,500
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	850,000,000	849,950,903
U.S. Treasury Bill (a)	0.130%	01/28/2021	01/28/2021	395,000,000	394,960,344
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	890,700,000	890,383,147
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	650,000,000	649,971,418
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	335,000,000	334,992,936
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	390,591,300	390,516,006
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	444,375,000	444,388,168
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	250,000,000	249,983,319
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	740,125,000	740,783,367
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	589,600,000	589,606,930
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	671,900,000	671,787,323
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	724,500,000	725,278,629
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	954,000,000	954,019,665
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	$ 614,000,000	$ 614,809,644
TOTAL TREASURY DEBT					22,036,050,542
TREASURY REPURCHASE AGREEMENTS—15.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2020 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2027, valued at $110,160,094); expected proceeds $108,010,200	0.100%	01/07/2021	01/07/2021	108,000,000	108,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/27/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2021 – 11/04/2021, a U.S. Treasury Bond, 2.750% due 08/15/2047, and U.S. Treasury Notes, 0.250% – 2.750% due 02/28/2021 – 05/15/2029, valued at $51,000,080); expected proceeds $50,007,375	0.090%	01/07/2021	01/07/2021	50,000,000	50,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.375% – 1.375% due 09/30/2023 – 12/31/2025, valued at $510,000,058); expected proceeds $500,002,778	0.050%	01/04/2021	01/04/2021	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $239,833,913); expected proceeds $235,002,350	0.090%	01/04/2021	01/04/2021	235,000,000	235,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2023 – 07/15/2027, a U.S. Treasury Note, 0.249% due 01/31/2022, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2048, valued at $115,504,882); expected proceeds $113,248,493	0.090%	01/07/2021	01/07/2021	113,240,000	113,240,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.500% – 8.125% due 05/15/2021 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.375% – 0.500% due 07/15/2027 – 01/15/2028, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $25,500,000); expected proceeds $25,000,139	0.050%	01/04/2021	01/04/2021	25,000,000	25,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 11/23/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, valued at $107,406,019); expected proceeds $105,315,005	0.090%	01/07/2021	01/07/2021	105,300,000	105,300,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 7.625% due 02/15/2025, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2025, and U.S. Treasury Notes, 0.500% – 2.750% due 01/31/2025 – 03/31/2025, valued at $357,064,776); expected proceeds $350,004,764	0.070%	01/07/2021	01/07/2021	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.625% due 12/31/2027, valued at $943,500,099); expected proceeds $925,005,139	0.050%	01/04/2021	01/04/2021	925,000,000	925,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.375% due 12/31/2025, valued at $ 1,020,398,438); expected proceeds $1,000,008,889	0.080%	01/04/2021	01/04/2021	$ 1,000,000,000	$ 1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2025, valued at $102,000,000); expected proceeds $100,000,556	0.050%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 02/09/2021 – 05/20/2021, U.S. Treasury Notes, 0.250% – 2.375% due 02/29/2024 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 02/15/2025, valued at $153,000,038); expected proceeds $150,001,000	0.060%	01/04/2021	01/04/2021	150,000,000	150,000,000
Agreement with LLOYDS Bank PLC, dated 11/03/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044 and a U.S. Treasury Note, 2.250% due 10/31/2024, valued at $137,714,729); expected proceeds $135,055,650 (c)	0.140%	02/17/2021	02/17/2021	135,000,000	135,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 11/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $56,100,016); expected proceeds $55,013,903	0.140%	01/06/2021	01/06/2021	55,000,000	55,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $66,300,106); expected proceeds $65,014,553 (c)	0.130%	02/02/2021	02/02/2021	65,000,000	65,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $66,300,105); expected proceeds $65,024,375 (c)	0.150%	03/04/2021	03/04/2021	65,000,000	65,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/14/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $132,600,019); expected proceeds $130,049,292 (c)	0.150%	03/15/2021	03/15/2021	130,000,000	130,000,000
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% - 3.375% due 11/15/2045 – 11/15/2048, U.S. Treasury Notes, 2.125% - 3.125%, due 05/15/2025 – 11/15/2028 and U.S. Treasury Strips, 0.000%, due 11/15/2021 – 08/15/2030 valued at $146,006,876); expected proceeds $142,983,180	0.090%	01/04/2021	01/04/2021	142,981,750	142,981,750
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000%, due 11/15/2028 – 11/15/2030 valued at $99,607,952); expected proceeds $97,305,848	0.090%	01/04/2021	01/04/2021	97,304,875	97,304,875
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 03/04/2021, U.S. Treasury Bonds, 1.375% – 3.625% due 08/15/2043 – 11/15/2050, U.S. Treasury Inflation Index Bonds, 0.250% – 2.000% due 01/15/2026 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2022 – 01/15/2030, and U.S. Treasury Notes, 0.250% – 3.125% due 01/15/2021 – 11/15/2030, valued at $106,080,048); expected proceeds $104,017,978 (c)	0.100%	01/25/2021	01/25/2021	$ 104,000,000	$ 104,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					4,455,826,625
TOTAL INVESTMENTS –94.4% (d)(e)					26,491,877,167
Other Assets in Excess of Liabilities —5.6%					1,557,480,602
NET ASSETS –100.0%					$28,049,357,769
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $499,000,000 or 1.8% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$22,036,050,542
Repurchase agreements, at value and amortized cost	4,455,826,625
Total Investments	26,491,877,167
Cash	2,031,526,287
Interest receivable — unaffiliated issuers	2,227,156
Prepaid expenses and other assets	4,032
TOTAL ASSETS	28,525,634,642
LIABILITIES
Payable for investments purchased	474,557,600
Advisory and administrator fee payable	1,128,419
Custody, sub-administration and transfer agent fees payable	454,569
Trustees’ fees and expenses payable	4,985
Professional fees payable	92,934
Printing fees payable	6,884
Accrued expenses and other liabilities	31,482
TOTAL LIABILITIES	476,276,873
NET ASSETS	$28,049,357,769
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$128,723,305
EXPENSES
Advisory and administrator fee	13,626,967
Custodian, sub-administrator and transfer agent fees	3,455,831
Trustees’ fees and expenses	242,843
Professional fees	261,858
Printing and postage fees	1,346
Insurance expense	7,778
Miscellaneous expenses	71,893
TOTAL EXPENSES	17,668,516
NET INVESTMENT INCOME (LOSS)	$ 111,054,789
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	91,876
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 111,146,665
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 111,054,789	$ 392,456,554
Net realized gain (loss)	91,876	(7,190)
Net increase (decrease) in net assets resulting from operations	111,146,665	392,449,364
CAPITAL TRANSACTIONS
Contributions	96,988,717,280	62,686,916,978
Withdrawals	(92,885,440,947)	(56,691,696,503)
Net increase (decrease) in net assets from capital transactions	4,103,276,333	5,995,220,475
Net increase (decrease) in net assets during the period	4,214,422,998	6,387,669,839
Net assets at beginning of period	23,834,934,771	17,447,264,932
NET ASSETS AT END OF PERIOD	$ 28,049,357,769	$ 23,834,934,771
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.46%	2.19%	1.82%	0.82%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,049,358	$23,834,935	$17,447,265	$14,180,281	$10,628,952
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.41%	2.13%	1.79%	0.84%	0.27%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $4,455,826,625 and associated collateral equal to $4,546,078,248.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield. Reimbursement payments by a Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment. There were no reimbursements for the period ended December 31,2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.20	$0.30	$1,024.80	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street Aggregate Bond Index Fund
Management Discussion Of Fund Performance (Unaudited)
The State Street Aggregate Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Aggregate Bond Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K Shares was 7.79%, and the Index was 7.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Sampling differences and premia from the corporate new issue market contributed to the difference between the Fund’s performance and that of the Index. The tracking error of the Fund relative to the Index was within expectations.
Policy action, the exogenous shock of COVID-19, and the strong risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period. COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. All fixed income asset classes were negatively impacted as investor risk-off sentiment shifted allocations out of spread sectors and even impacted “safe haven” Treasuries and Government securities. We saw option adjusted spreads across sectors increase to historical wides and combined with increased costs of trading in an illiquid market, the volatile environment hurt performance.
The Fund’s performance recovered starting in Q2 2020 and extending to the remainder of the year as sector spreads retraced their wides on the back of substantial fiscal and monetary policy support. The FOMC’s multiple rate cuts to a zero lower bound led to reduced borrowing costs, resulting in a record year for corporate new issues, with total investment grade corporate issuance reaching $1.85 trillion, a 57% increase from the prior year.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Aggregate Bond Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Aggregate Bond Index Fund Class A	7.25%	3.94%	3.48%
State Street Aggregate Bond Index Fund Class I	7.57%	4.27%	3.77%
State Street Aggregate Bond Index Fund Class K	7.79%	4.31%	3.83%
Bloomberg Barclays U.S. Aggregate Index(1)	7.51%	4.44%	3.94%
*	Inception date is September 19, 2014.
(1)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the Bloomberg Barclays U.S. Aggregate Bond Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non convertible, and taxable. Certain types of securities, such as flower bonds, TINs, and state and local government series bonds are excluded from the Bloomberg Barclays U.S. Aggregate Bond Index. Also excluded from the Bloomberg Barclays U.S. Aggregate Bond Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Bloomberg Barclays U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Global All Cap Equity Ex-U.S. Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. The Fund’s benchmark is the MSCI ACWI ex-USA Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Global ex-U.S. Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 11.08%, and the Index was 11.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, as-of cash flows, cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
After one of the worst quarterly performances in the first quarter of 2020 driven by the COVID-19 pandemic when the Index dropped 24.1%, the global equity markets rallied in 2020 on the gradual reopening of the global economy, aided by unprecedented monetary and fiscal policy interventions around the globe, boosted by the successful development of vaccines and treatments for the virus, and despite a second wave of the pandemic with a more contagious strain of the virus. The MSCI US index was up 21.3%, MSCI World ex US was up 7.6%, and MSCI Emerging Markets was up 18.3% last year. Small cap companies included in the Index boosted index performance as small cap companies outperformed large and mid-cap companies for the Reporting Period. Information Technology, Consumer Discretionary and Health Care were the strongest contributing sectors to the Fund’s performance as need for technology increased exponentially amid worldwide lockdowns, as consumers turned to on-line shopping, and as need for patient care and treatments became crucial.
On a country level China, Japan and Korea were the strongest contributors to the Fund’s performance. UK, Brazil and Spain had negative returns and were the main detractors from the Fund’s performance.
The Fund used index futures contracts in order to obtain equity exposure for cash and dividend receivable balances during the Reporting Period. The Fund’s use of futures contract helped the Fund track the Index and did not contribute material tracking to the Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Shopify, Inc. Class A, Tencent Holdings Ltd., and Taiwan Semiconductor Manufacturing Co., Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were BP PLC., HSBC Holdings PLC, and Royal Dutch Shell PLC Class B.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading inte
See accompanying notes to financial statements.
3

State Street Global All Cap Equity ex- U.S. Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Global All Cap Equity ex- U.S. Index Fund Class A	10.47%	8.72%	4.42%
State Street Global All Cap Equity ex- U.S. Index Fund Class I	10.91%	9.01%	4.70%
State Street Global All Cap Equity ex- U.S. Index Fund Class K	11.08%	9.14%	4.81%
MSCI ACWI ex USA Investable Market Index(1), (2)	11.12%	9.05%	4.91%
*	Inception date is September 17, 2014.
(1)	The MSCI ACWI ex USA Investable Market Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion. Countries covered in the Index have historically included, among others, Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom.
(2)	Returns shown are reflective of the MSCI ACWI ex USA Investable Market Index for periods beginning on October 9, 2019 and the MSCI ACWI ex USA Index for periods prior to October 9, 2019.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
4

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Management's Discussion of Fund Performance (Unaudited)
The State Street Small/Mid Cap Equity Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Small/Mid Cap Equity Index Portfolio (the Portfolio”). As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the Russell Small Cap Completeness Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 32.44%, and the Index was 32.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund, futures, and small security mis weights contributed to the difference between the Fund’s performance and that of the Index
Despite the negative impacts of the Coronavirus Disease on the economy during the year, the Fund and Index performed well driven by accommodative monetary policy, supportive fiscal stimulus, and the strong performance of Tesla stock.
Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source, but it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage has been staggering, with miasmic milestones turning up in every corner of financial markets. The Russell Small Cap Completeness ended Q1 down –27.9%
The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. The Russell Small Cap Completeness Index gained 30.7% during the second quarter of 2020.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The Index gained 10.7% during the third quarter bringing the index into positive territory for the year.
In the US, election results contributed to the Index where it gained 27.3% during the fourth quarter. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. US lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The Fund used futures in order to expose cash and dividends to the market during the Reporting Period. The Fund’s use of futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Square, Inc. Class A, Twilio, Inc. Class A, and Tesla Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Spirit AeroSystems Holdings, Inc. Class A, New Residential Investment Corp., and Arch Capital Group Ltd..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Small/Mid Cap Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Small/Mid Cap Equity Index Fund Class A	31.79%	15.72%	14.64%
State Street Small/Mid Cap Equity Index Fund Class I	32.15%	16.03%	14.94%
State Street Small/Mid Cap Equity Index Fund Class K	32.44%	16.16%	13.51%
Russell Small Cap Completeness Index(1)	32.88%	16.33%	13.65%
*	Inception date is October 16, 2015 for Class A and Class I and inception date is August 12, 2015 for Class K and the date used for the Russell Small Cap Completeness Index return.
(1)	The Russell Small Cap Completeness® Index is a float-adjusted, market capitalization index which measures the performance of the Russell 3000® Index companies excluding S&P 500® constituents. The Index is constructed to provide a comprehensive and unbiased barometer of the extended broad market beyond the S&P 500 exposure. The Index is completely reconstituted annually.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$382,085,916	$805,074,078	$250,346,479
Cash	404,855	—	302,083
Receivable for investments sold	—	440,686	—
Receivable for fund shares sold	590,907	410,533	1,401,817
Receivable from Adviser	16,431	114,756	15,151
Prepaid expenses and other assets	495	746	186
TOTAL ASSETS	383,098,604	806,040,799	252,065,716
LIABILITIES
Due to custodian	—	80,012	—
Payable for investments purchased	1,218,662	—	1,030,077
Payable for fund shares repurchased	173,961	657,647	969,414
Advisory fee payable	7,650	39,786	5,313
Custodian fees payable	6,365	6,369	6,366
Administration fees payable	15,300	33,156	8,855
Distribution fees payable	2,255	1,910	5,288
Transfer agent fees payable	24,614	10,509	3,482
Sub-transfer agent fee payable	37,894	6,267	30,010
Registration and filing fees payable	13,318	12,976	831
Professional fees payable	26,467	25,845	26,438
Printing and postage fees payable	3,766	5,368	2,479
Accrued expenses and other liabilities	580	303,114	220
TOTAL LIABILITIES	1,530,832	1,182,959	2,088,773
NET ASSETS	$381,567,772	$804,857,840	$249,976,943
NET ASSETS CONSIST OF:
Paid-in Capital	$367,024,694	$708,893,061	$207,461,135
Total distributable earnings (loss)	14,543,078	95,964,779	42,515,808
NET ASSETS	$381,567,772	$804,857,840	$249,976,943
Class A
Net Assets	$ 11,200,372	$ 9,413,056	$ 25,877,186
Shares Outstanding	106,133	87,965	78,272
Net asset value, offering and redemption price per share	$ 105.53	$ 107.01	$ 330.61
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 109.64	$ 112.94	$ 348.93
Class I
Net Assets	$ 8,073,204	$ 418,581	$ 7,399,562
Shares Outstanding	76,722	3,908	22,378
Net asset value, offering and redemption price per share	$ 105.23	$ 107.12(a)	$ 330.66
Class K
Net Assets	$362,294,196	$795,026,203	$216,700,195
Shares Outstanding	3,443,812	7,413,852	655,257
Net asset value, offering and redemption price per share	$ 105.20	$ 107.24	$ 330.71
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$369,863,834	$708,740,733	$ 211,094,764
(a)	Due to small class size; calculation of net asset value (total net assets/shares outstanding) will not agree to net asset value shown.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2020

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 7,245,276	$13,400,642	$ 3,068,741
EXPENSES
Advisory fee	72,513	297,552	34,601
Administration fees	145,027	247,960	57,668
Sub-transfer agent fee
Class A	28,908	13,806	38,559
Class I	15,905	670	11,915
Distribution fees
Class A	36,137	17,258	48,198
Custodian fees	38,179	38,450	38,458
Trustees’ fees and expenses	20,999	20,999	20,999
Transfer agent fees	228,527	112,623	36,277
Registration and filing fees	66,548	71,961	54,179
Professional fees and expenses	25,020	25,041	24,420
Printing and postage fees	13,648	13,738	9,224
Insurance expense	969	1,586	410
Miscellaneous expenses	2,882	428,290	2,276
TOTAL EXPENSES	695,262	1,289,934	377,184
Expenses waived/reimbursed by the Adviser	(541,799)	(1,201,170)	(226,611)
NET EXPENSES	153,463	88,764	150,573
NET INVESTMENT INCOME (LOSS)	$ 7,091,813	$ 13,311,878	$ 2,918,168
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	3,805,760	1,541,239	(2,048,071)
Capital gain distributions from corresponding affiliated Portfolio	2,045,668	—	3,988,884
Net realized gain (loss)	5,851,428	1,541,239	1,940,813
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	7,105,030	80,189,735	36,530,670
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,956,458	81,730,974	38,471,483
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,048,271	$95,042,852	$41,389,651
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/20(b)	Year Ended 12/31/19(b)	Year Ended 12/31/20(c)	Year Ended 12/31/19(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,091,813	$ 5,536,621	$ 13,311,878	$ 12,325,409	$ 2,918,168	$ 1,683,053
Net realized gain (loss)	5,851,428	90,763	1,541,239	7,849,558	1,940,813	3,691,103
Net change in unrealized appreciation/depreciation	7,105,030	8,264,351	80,189,735	55,075,154	36,530,670	12,029,745
Net increase (decrease) in net assets resulting from operations	20,048,271	13,891,735	95,042,852	75,250,121	41,389,651	17,403,901
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(376,387)	(122,467)	(118,663)	(295,877)	(255,924)	(1,084,071)
Class I	(239,504)	(278,785)	(6,455)	(33,133)	(91,947)	(337,036)
Class K	(9,329,360)	(5,103,124)	(13,440,767)	(19,410,272)	(3,125,619)	(4,269,044)
Total distributions to shareholders	(9,945,251)	(5,504,376)	(13,565,885)	(19,739,282)	(3,473,490)	(5,690,151)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	11,684,206	19,325,795	3,031,290	3,514,321	6,208,805	15,166,292
Reinvestment of distributions	368,911	120,008	118,658	295,877	255,333	1,078,801
Cost of shares redeemed	(20,967,724)	(1,270,756)	(1,641,250)	(967,350)	(7,879,861)	(5,644,151)
Net increase (decrease) from capital share transactions	(8,914,607)	18,175,047	1,508,698	2,842,848	(1,415,723)	10,600,942
Class I
Proceeds from sale of shares sold	2,323,532	652,191	180,901	199,110	1,136,933	1,143,157
Reinvestment of distributions	13,681	79,075	6,455	33,133	91,947	337,036
Cost of shares redeemed	(1,868,214)	(4,693,496)	(451,774)	(229,932)	(1,563,862)	(1,258,349)
Net increase (decrease) from capital share transactions	468,999	(3,962,230)	(264,418)	2,311	(334,982)	221,844
Class K
Proceeds from sale of shares sold	224,103,569	109,961,561	375,663,145	164,108,478	125,769,004	53,522,034
Reinvestment of distributions	9,328,326	5,100,827	13,024,795	19,257,505	3,107,246	4,221,079
Cost of shares redeemed	(90,609,127)	(40,110,624)	(97,810,660)	(247,782,361)	(21,298,146)	(26,552,849)
Net increase (decrease) from capital share transactions	142,822,768	74,951,764	290,877,280	(64,416,378)	107,578,104	31,190,264
Net increase (decrease) in net assets from beneficial interest transactions	134,377,160	89,164,581	292,121,560	(61,571,219)	105,827,399	42,013,050
Net increase (decrease) in net assets during the period	144,480,180	97,551,940	373,598,527	(6,060,380)	143,743,560	53,726,800
Net assets at beginning of period	237,087,592	139,535,652	431,259,313	437,319,693	106,233,383	52,506,583
NET ASSETS AT END OF PERIOD	$381,567,772	$237,087,592	$804,857,840	$ 431,259,313	$249,976,943	$106,233,383
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	111,233	191,242	32,665	37,215	24,561	61,399
Reinvestment of distributions	3,511	1,190	1,111	3,010	777	4,250
Shares redeemed	(199,831)	(12,949)	(18,284)	(10,307)	(34,042)	(22,953)
Net increase (decrease) from share transactions	(85,087)	179,483	15,492	29,918	(8,704)	42,696
Class I
Shares sold	22,114	6,645	1,912	2,113	4,431	4,745
Reinvestment of distributions	130	801	61	337	280	1,328
Shares redeemed	(17,675)	(46,211)	(5,594)	(2,424)	(7,244)	(5,209)
Net increase (decrease) from share transactions	4,569	(38,765)	(3,621)	26	(2,533)	864
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/20(b)	Year Ended 12/31/19(b)	Year Ended 12/31/20(c)	Year Ended 12/31/19(c)
Class K
Shares sold	2,129,056	1,097,746	4,024,381	1,684,347	424,709	214,683
Reinvestment of distributions	88,818	51,067	121,727	195,508	9,452	16,631
Shares redeemed	(861,992)	(399,561)	(1,043,008)	(2,681,531)	(86,179)	(106,327)
Net increase (decrease) from share transactions	1,355,882	749,252	3,103,100	(801,676)	347,982	124,987
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$101.10	$ 95.50	$98.20	$97.50	$97.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.18	3.40	2.60	2.10	1.60
Net realized and unrealized gain (loss)	5.10	4.40	(3.00)	0.80	0.30
Total from investment operations	7.28	7.80	(0.40)	2.90	1.90
Distributions to shareholders from:
Net investment income	(2.06)	(2.20)	(2.30)	(2.10)	(1.80)
Net realized gains	(0.79)	—	—	(0.10)	(0.10)
Total distributions	(2.85)	(2.20)	(2.30)	(2.20)	(1.90)
Net asset value, end of period	$105.53	$101.10	$95.50	$98.20	$97.50
Total return (c)	7.25%	8.27%	(0.39)%	2.93%	1.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 11,200	$19,325	$1,121	$ 340	$ 211
Ratios to Average Net Assets:
Total expenses (d)	0.66%	0.68%	0.55%	0.58%	0.67%
Net expenses (d)	0.48%	0.48%	0.31%	0.40%	0.40%
Net investment income (loss)	2.08%	3.45%	2.74%	2.11%	1.65%
Portfolio turnover rate (e)	37%	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$100.80	$ 95.50	$ 98.40	$ 97.60	$ 97.40
Income (loss) from investment operations:
Net investment income (loss) (b)	2.38	2.70	2.70	2.30	1.80
Net realized and unrealized gain (loss)	5.20	5.40	(2.90)	0.90	0.60
Total from investment operations	7.58	8.10	(0.20)	3.20	2.40
Distributions to shareholders from:
Net investment income	(2.36)	(2.80)	(2.70)	(2.30)	(2.10)
Net realized gains	(0.79)	—	—	(0.10)	(0.10)
Total distributions	(3.15)	(2.80)	(2.70)	(2.40)	(2.20)
Net asset value, end of period	$105.23	$100.80	$ 95.50	$ 98.40	$ 97.60
Total return (c)	7.57%	8.55%	(0.20)%	3.29%	2.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 8,073	$ 7,273	$10,598	$10,807	$12,370
Ratios to Average Net Assets:
Total expenses (d)	0.41%	0.32%	0.27%	0.26%	0.33%
Net expenses (d)	0.23%	0.12%	0.04%	0.08%	0.06%
Net investment income (loss)	2.27%	2.73%	2.78%	2.30%	1.83%
Portfolio turnover rate (e)	37%	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 100.80	$ 95.50	$ 98.30	$ 97.50	$ 97.40
Income (loss) from investment operations:
Net investment income (loss) (b)	2.59	2.90	2.70	2.30	2.00
Net realized and unrealized gain (loss)	5.20	5.20	(2.80)	0.90	0.30
Total from investment operations	7.79	8.10	(0.10)	3.20	2.30
Distributions to shareholders from:
Net investment income	(2.60)	(2.80)	(2.70)	(2.30)	(2.10)
Net realized gains	(0.79)	—	—	(0.10)	(0.10)
Total distributions	(3.39)	(2.80)	(2.70)	(2.40)	(2.20)
Net asset value, end of period	$ 105.20	$ 100.80	$ 95.50	$ 98.30	$ 97.50
Total return (c)	7.79%	8.57%	(0.10)%	3.30%	2.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$362,294	$210,489	$127,817	$97,318	$76,429
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.23%	0.27%	0.26%	0.33%
Net expenses (d)	0.03%	0.03%	0.04%	0.08%	0.06%
Net investment income (loss)	2.47%	2.94%	2.83%	2.37%	1.98%
Portfolio turnover rate (e)	37%	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 98.00	$84.60	$106.70	$ 87.40	$84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.63	3.20	3.60	0.80	3.10
Net realized and unrealized gain (loss)	8.74	14.50	(19.00)	22.50	0.90
Total from investment operations	10.37	17.70	(15.40)	23.30	4.00
Distributions to shareholders from:
Net investment income	(1.34)	(2.50)	(2.30)	(2.60)	(1.10)
Net realized gains	(0.02)	(1.80)	(4.40)	(1.40)	—
Total distributions	(1.36)	(4.30)	(6.70)	(4.00)	(1.10)
Net asset value, end of period	$107.01	$98.00	$ 84.60	$106.70	$87.40
Total return (c)	10.47%	21.01%	(14.38)%	26.68%	4.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 9,413	$7,104	$ 3,599	$ 927	$1,564
Ratios to Average Net Assets:
Total expenses (d)	0.70%	0.71%	0.57%	0.53%	0.58%
Net expenses (d)	0.46%	0.45%	0.42%	0.44%	0.42%
Net investment income (loss)	1.79%	3.44%	3.59%	0.79%	3.51%
Portfolio turnover rate (e)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 98.10	$84.60	$106.70	$ 87.40	$84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.26	2.70	2.30	2.10	1.70
Net realized and unrealized gain (loss)	9.44	15.40	(17.60)	21.40	2.50
Total from investment operations	10.70	18.10	(15.30)	23.50	4.20
Distributions to shareholders from:
Net investment income	(1.66)	(2.80)	(2.40)	(2.80)	(1.30)
Net realized gains	(0.02)	(1.80)	(4.40)	(1.40)	—
Total distributions	(1.68)	(4.60)	(6.80)	(4.20)	(1.30)
Net asset value, end of period	$107.12	$98.10	$ 84.60	$106.70	$87.40
Total return (c)	10.91%	21.24%	(14.18)%	27.00%	5.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 419	$ 739	$ 635	$ 999	$ 501
Ratios to Average Net Assets:
Total expenses (d)	0.40%	0.38%	0.43%	0.23%	0.32%
Net expenses (d)	0.16%	0.12%	0.30%	0.15%	0.16%
Net investment income (loss)	1.37%	2.90%	2.27%	2.12%	2.01%
Portfolio turnover rate (e)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 98.20	$ 84.70	$ 106.80	$ 87.40	$ 84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.49	2.90	2.60	3.20	2.00
Net realized and unrealized gain (loss)	8.40	15.40	(17.70)	20.40	2.20
Total from investment operations	10.89	18.30	(15.10)	23.60	4.20
Distributions to shareholders from:
Net investment income	(1.83)	(3.00)	(2.60)	(2.80)	(1.30)
Net realized gains	(0.02)	(1.80)	(4.40)	(1.40)	—
Total distributions	(1.85)	(4.80)	(7.00)	(4.20)	(1.30)
Net asset value, end of period	$ 107.24	$ 98.20	$ 84.70	$ 106.80	$ 87.40
Total return (c)	11.08%	21.49%	(14.03)%	27.11%	5.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$795,026	$423,417	$433,086	$456,567	$222,297
Ratios to Average Net Assets:
Total expenses (d)	0.25%	0.27%	0.18%	0.18%	0.23%
Net expenses (d)	0.01%	0.01%	0.05%	0.10%	0.07%
Net investment income (loss)	2.70%	3.12%	2.57%	3.16%	2.28%
Portfolio turnover rate (e)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$253.40	$209.40	$239.00	$213.40	$186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.82	4.40	6.40	10.60	1.40
Net realized and unrealized gain (loss)	77.73	53.00	(29.00)	27.40	28.20
Total from investment operations	80.55	57.40	(22.60)	38.00	29.60
Distributions to shareholders from:
Net investment income	(0.71)	(4.60)	(3.00)	(5.00)	(2.20)
Net realized gains	(2.63)	(8.80)	(4.00)	(7.40)	(0.00)(c)
Total distributions	(3.34)	(13.40)	(7.00)	(12.40)	(2.20)
Net asset value, end of period	$330.61	$253.40	$209.40	$239.00	$213.40
Total return (d)	31.79%	27.42%	(9.35)%	17.87%	15.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,877	$22,037	$ 9,274	$ 988	$ 114
Ratios to Average Net Assets:
Total expenses (e)	0.69%	0.79%	0.80%	1.10%	2.48%
Net expenses (e)	0.50%	0.49%	0.29%	0.35%	0.30%
Net investment income (loss)	1.12%	1.76%	2.65%	4.60%	0.69%
Portfolio turnover rate (f)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$253.40	$209.60	$239.00	$213.40	$186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	3.20	3.80	4.00	8.00	2.80
Net realized and unrealized gain (loss)	78.24	54.40	(25.80)	30.60	27.40
Total from investment operations	81.44	58.20	(21.80)	38.60	30.20
Distributions to shareholders from:
Net investment income	(1.55)	(5.60)	(3.60)	(5.60)	(2.80)
Net realized gains	(2.63)	(8.80)	(4.00)	(7.40)	(0.00)(c)
Total distributions	(4.18)	(14.40)	(7.60)	(13.00)	(2.80)
Net asset value, end of period	$330.66	$253.40	$209.60	$239.00	$213.40
Total return (d)	32.15%	27.70%	(9.07)%	18.16%	15.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,400	$ 6,312	$ 5,038	$ 4,135	$ 297
Ratios to Average Net Assets:
Total expenses (e)	0.44%	0.46%	0.61%	0.90%	2.22%
Net expenses (e)	0.25%	0.17%	0.07%	0.11%	0.05%
Net investment income (loss)	1.28%	1.58%	1.58%	3.42%	1.42%
Portfolio turnover rate (f)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 253.40	$209.60	$239.00	$213.40	$186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	7.44	5.40	5.80	3.00	3.00
Net realized and unrealized gain (loss)	74.73	53.00	(27.60)	35.60	27.20
Total from investment operations	82.17	58.40	(21.80)	38.60	30.20
Distributions to shareholders from:
Net investment income	(2.23)	(5.80)	(3.60)	(5.60)	(2.80)
Net realized gains	(2.63)	(8.80)	(4.00)	(7.40)	(0.00)(c)
Total distributions	(4.86)	(14.60)	(7.60)	(13.00)	(2.80)
Net asset value, end of period	$ 330.71	$253.40	$209.60	$239.00	$213.40
Total return (d)	32.44%	27.84%	(9.03)%	18.16%	16.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$216,700	$77,885	$38,195	$18,750	$14,098
Ratios to Average Net Assets:
Total expenses (e)	0.24%	0.34%	0.55%	0.96%	2.21%
Net expenses (e)	0.05%	0.05%	0.04%	0.05%	0.05%
Net investment income (loss)	2.91%	2.17%	2.37%	1.29%	1.51%
Portfolio turnover rate (f)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
19

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	36.4%
U.S. Government Agency Obligations	29.3
Corporate Bonds & Notes	27.4
Foreign Government Obligations	3.7
Mortgage-Backed Securities	1.2
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.3
Short-Term Investments	7.8
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2020

Description	% of Net Assets
Banks	5.5%
Electric	2.0
Pharmaceuticals	2.0
Telecommunications	1.5
Oil & Gas	1.3
TOTAL	12.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Common Stocks	98.5%
Warrants	0.0 *
Rights	0.0 *
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
21

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Common Stocks	98.8%
Rights	0.0 *
Warrants	0.0 *
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2020

Description	% of Net Assets
Software	12.7%
Biotechnology	6.9
Equity Real Estate Investment Trusts (REITs)	6.2
IT Services	5.6
Banks	4.4
TOTAL	35.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
4.20%, 4/15/2024	$ 25,000	$ 27,822
4.65%, 10/1/2028 (b)	10,000	12,051
5.40%, 10/1/2048	25,000	34,475
Omnicom Group, Inc. 2.45%, 4/30/2030	100,000	106,327
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	114,056
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,298
		321,029
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
1.95%, 2/1/2024	30,000	30,783
2.60%, 10/30/2025	35,000	36,601
2.75%, 2/1/2026	50,000	52,695
2.80%, 3/1/2023 (b)	25,000	25,999
2.95%, 2/1/2030	50,000	51,704
3.25%, 2/1/2028	50,000	53,598
3.25%, 3/1/2028	25,000	26,474
3.38%, 6/15/2046	25,000	24,369
3.50%, 3/1/2039	250,000	252,002
3.55%, 3/1/2038	165,000	168,816
3.63%, 2/1/2031	30,000	32,874
3.65%, 3/1/2047	100,000	101,349
3.75%, 2/1/2050	50,000	52,290
3.83%, 3/1/2059	250,000	252,165
4.51%, 5/1/2023	400,000	431,092
4.88%, 5/1/2025	335,000	381,572
5.04%, 5/1/2027	150,000	175,507
5.15%, 5/1/2030	200,000	242,078
5.71%, 5/1/2040	150,000	194,578
5.81%, 5/1/2050	200,000	275,404
5.93%, 5/1/2060	150,000	212,329
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,795
2.38%, 11/15/2024	250,000	266,527
3.63%, 4/1/2030	100,000	118,767
4.25%, 4/1/2050	60,000	81,825
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	16,617
3.83%, 4/27/2025	50,000	56,075
3.85%, 6/15/2023	70,000	75,536
3.85%, 12/15/2026	50,000	57,816
4.40%, 6/15/2028	100,000	120,045
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	413,652
2.80%, 6/15/2050	400,000	431,072
3.55%, 1/15/2026	100,000	113,631
Security Description	Principal Amount	Value
3.60%, 3/1/2035	$ 50,000	$ 60,305
4.70%, 5/15/2046	110,000	154,069
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	155,768
2.93%, 1/15/2025	150,000	163,152
3.25%, 8/1/2023	200,000	214,630
3.25%, 1/15/2028	150,000	169,739
4.03%, 10/15/2047	100,000	125,035
4.75%, 6/1/2043	25,000	33,465
Raytheon Technologies Corp.:
2.25%, 7/1/2030	200,000	212,188
2.80%, 3/15/2022	200,000	205,354
3.13%, 5/4/2027 (b)	200,000	223,304
3.13%, 7/1/2050	200,000	219,816
3.50%, 3/15/2027	136,000	155,146
4.13%, 11/16/2028	60,000	71,565
4.35%, 4/15/2047	450,000	590,571
4.50%, 6/1/2042	100,000	130,428
4.63%, 11/16/2048	35,000	47,610
6.13%, 7/15/2038	50,000	74,700
United Technologies Corp. 4.45%, 11/16/2038	20,000	25,429
		7,883,911
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	207,794
3.49%, 2/14/2022	15,000	15,511
3.80%, 2/14/2024	40,000	43,694
3.88%, 9/16/2046	100,000	105,764
4.00%, 1/31/2024	25,000	27,478
4.40%, 2/14/2026	225,000	261,009
4.45%, 5/6/2050	500,000	591,115
4.50%, 5/2/2043	25,000	28,973
4.80%, 2/14/2029	40,000	47,961
5.80%, 2/14/2039	285,000	375,168
5.95%, 2/14/2049	75,000	104,783
6.20%, 2/14/2059	15,000	21,287
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	250,000	288,952
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	25,853
2.73%, 3/25/2031	50,000	51,762
2.79%, 9/6/2024	70,000	74,864
3.22%, 8/15/2024	50,000	54,157
3.22%, 9/6/2026	100,000	110,190
3.46%, 9/6/2029	100,000	110,210
3.56%, 8/15/2027	100,000	111,486
3.73%, 9/25/2040	30,000	31,379
3.98%, 9/25/2050	250,000	260,270
4.39%, 8/15/2037	100,000	111,915
4.54%, 8/15/2047	105,000	116,588
4.70%, 4/2/2027	250,000	294,782
4.76%, 9/6/2049	100,000	115,113

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
BAT International Finance PLC 1.67%, 3/25/2026	$ 25,000	$ 25,633
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	34,307
4.35%, 3/15/2024	100,000	110,484
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	150,348
1.75%, 11/1/2030	150,000	151,486
2.13%, 5/10/2023	75,000	77,949
2.63%, 2/18/2022	25,000	25,605
2.75%, 2/25/2026	125,000	136,404
3.13%, 3/2/2028 (b)	200,000	224,480
4.13%, 3/4/2043	25,000	30,672
4.25%, 11/10/2044	250,000	313,975
4.50%, 3/20/2042	50,000	63,523
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	31,725
5.85%, 8/15/2045	175,000	222,948
		5,187,597
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	86,470	83,522
American Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 3.15%, 8/15/2033	72,392	69,961
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	97,010	97,127
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	25,000	26,864
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	101,967
4.75%, 5/4/2023	250,000	271,678
5.13%, 6/15/2027	100,000	118,737
5.25%, 5/4/2025	90,000	104,334
United Airlines 2016-1 Pass Through Trust Series 2016-1,Series AA, Class AA, 3.10%, 1/7/2030	42,085	42,290
United Airlines 2018-1 Pass Through Trust Series 2018-1, Class AA, Class AA, 3.50%, 9/1/2031	104,448	102,705
United Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 4.15%, 2/25/2033	69,257	71,142
Security Description	Principal Amount	Value
United Airlines 2019-2 Pass Through Trust Series 2019-2,Series AA, Class AA, 2.70%, 11/1/2033	$ 64,040	$ 60,910
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	90,000	97,099
		1,248,336
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	54,714
3.25%, 3/27/2040	200,000	233,858
3.38%, 3/27/2050	150,000	185,278
3.88%, 11/1/2045	30,000	38,907
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	16,240
3.75%, 9/15/2025 (b)	25,000	28,206
VF Corp.:
2.40%, 4/23/2025	100,000	106,869
2.95%, 4/23/2030	65,000	71,832
		735,904
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	65,000	66,479
Series MTN, 0.40%, 10/21/2022	150,000	150,243
Series MTN, 2.15%, 9/10/2024	100,000	105,866
Series MTN, 2.90%, 2/16/2024	50,000	53,590
Series MTN, 3.63%, 10/10/2023	300,000	326,460
Cummins, Inc. 1.50%, 9/1/2030	200,000	201,176
General Motors Co.:
5.15%, 4/1/2038	200,000	240,086
5.20%, 4/1/2045	200,000	242,018
5.40%, 10/2/2023	250,000	280,805
6.13%, 10/1/2025	250,000	303,542
6.60%, 4/1/2036	100,000	135,793
6.75%, 4/1/2046	25,000	35,773
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	300,000	307,854
3.15%, 6/30/2022	250,000	258,647
3.45%, 1/14/2022	50,000	51,270
3.55%, 7/8/2022	50,000	52,231
3.70%, 5/9/2023	100,000	106,091
3.95%, 4/13/2024	150,000	163,567
4.00%, 1/15/2025	35,000	38,536
4.15%, 6/19/2023	200,000	215,366

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
4.35%, 1/17/2027	$ 185,000	$ 210,628
5.20%, 3/20/2023	250,000	274,190
5.25%, 3/1/2026	100,000	117,583
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022	30,000	30,914
Series MTN, 2.30%, 8/10/2022	50,000	51,622
Series MTN, 2.65%, 5/10/2022	50,000	51,602
Series MTN, 2.65%, 4/6/2023 (b)	80,000	84,182
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	25,972
Series GMTN, 3.05%, 1/11/2028	50,000	56,419
Series GMTN, 3.45%, 9/20/2023	100,000	108,308
Series MTN, 0.35%, 10/14/2022	100,000	100,176
Series MTN, 0.45%, 7/22/2022	100,000	100,296
Series MTN, 0.80%, 10/16/2025	100,000	100,546
Series MTN, 1.15%, 5/26/2022	150,000	151,853
Series MTN, 1.15%, 8/13/2027	60,000	60,380
Series MTN, 1.35%, 8/25/2023	150,000	153,973
Series MTN, 1.80%, 2/13/2025	150,000	157,363
Series MTN, 2.15%, 9/8/2022	50,000	51,563
Series MTN, 2.60%, 1/11/2022	200,000	204,668
Series MTN, 2.90%, 3/30/2023	500,000	528,765
Series MTN, 2.90%, 4/17/2024 (b)	50,000	53,883
Series MTN, 3.40%, 4/14/2025	100,000	111,559
		6,121,838
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	28,697
4.40%, 10/1/2046 (b)	30,000	32,647
Aptiv PLC 4.35%, 3/15/2029	45,000	51,929
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	53,912
Lear Corp.:
3.50%, 5/30/2030	25,000	27,316
4.25%, 5/15/2029	25,000	28,510
Security Description	Principal Amount	Value
5.25%, 5/15/2049	$ 30,000	$ 36,716
		259,727
BANKS — 5.5%
Australia & New Zealand Banking Group, Ltd. 2.63%, 5/19/2022	250,000	258,047
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	201,678
Banco Santander SA:
2.75%, 5/28/2025	200,000	213,938
2.75%, 12/3/2030	200,000	206,192
3.13%, 2/23/2023	200,000	210,574
4.38%, 4/12/2028	200,000	234,292
Bank of America Corp.:
6.11%, 1/29/2037	75,000	109,405
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	266,995
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	101,000
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	274,665
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	234,000	241,551
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	124,355
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	246,964
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	786,597
Series GMTN, 3.50%, 4/19/2026	130,000	147,395
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	284,027
Series L, 3.95%, 4/21/2025	50,000	56,338
Series MTN, 2.50%, 10/21/2022	50,000	50,897
Series MTN, 4.00%, 4/1/2024	50,000	55,472
Series MTN, 4.13%, 1/22/2024	25,000	27,733
Series MTN, 4.20%, 8/26/2024	50,000	56,039
Series MTN, 4.88%, 4/1/2044	50,000	68,954
Series MTN, 5.00%, 1/21/2044	100,000	140,650
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	80,006

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	$ 500,000	$ 542,345
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	265,360
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	282,360
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	271,740
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	200,000	205,780
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	111,881
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	82,057
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	176,663
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	595,040
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	184,439
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	198,590
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	758,988
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	100,975
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	252,940
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	101,569
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	203,684
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	101,323
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b) (c)	400,000	409,516
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	505,171
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	$ 275,000	$ 285,879
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	364,766
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	270,000	278,686
Bank of Montreal:
0.45%, 12/8/2023	250,000	250,685
Series MTN, 1.85%, 5/1/2025 (b)	500,000	525,005
Series MTN, 2.05%, 11/1/2022	60,000	61,936
Series MTN, 2.50%, 6/28/2024 (b)	65,000	69,381
Series MTN, 2.55%, 11/6/2022	30,000	31,199
Series MTN, 2.90%, 3/26/2022	100,000	103,245
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	110,012
Series MTN, 2.20%, 8/16/2023	200,000	209,436
Series MTN, 2.60%, 2/7/2022	125,000	127,893
Series MTN, 3.25%, 5/16/2027	100,000	113,123
Series MTN, 3.30%, 8/23/2029	250,000	285,477
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	286,185
Bank of Nova Scotia:
1.30%, 6/11/2025	150,000	153,867
1.63%, 5/1/2023	400,000	411,512
2.70%, 3/7/2022	100,000	102,881
Barclays Bank PLC 1.70%, 5/12/2022	250,000	254,232
Barclays PLC:
3.68%, 1/10/2023	200,000	206,190
4.38%, 1/12/2026	50,000	57,579
5.25%, 8/17/2045	25,000	34,492
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	246,744
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	270,672
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	273,622

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	$ 200,000	$ 240,580
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (c)	200,000	214,812
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	269,297
BBVA USA 2.50%, 8/27/2024	250,000	264,990
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	281,350
BPCE SA 4.00%, 4/15/2024	250,000	277,102
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	200,000	200,660
0.95%, 6/23/2023	500,000	506,611
0.95%, 10/23/2025 (b)	45,000	45,671
2.55%, 6/16/2022	50,000	51,689
3.10%, 4/2/2024 (b)	100,000	108,238
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	50,000	51,684
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	273,347
Citigroup, Inc.:
2.70%, 10/27/2022	250,000	260,032
2.75%, 4/25/2022	300,000	308,901
3.20%, 10/21/2026	300,000	335,223
3.75%, 6/16/2024	25,000	27,648
4.13%, 7/25/2028	70,000	81,843
4.30%, 11/20/2026	50,000	58,338
4.40%, 6/10/2025	250,000	286,592
4.45%, 9/29/2027	150,000	177,164
4.65%, 7/30/2045	25,000	33,618
4.65%, 7/23/2048	250,000	344,622
5.30%, 5/6/2044	50,000	69,824
6.68%, 9/13/2043	175,000	283,955
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	272,042
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	103,796
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	282,257
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	293,450
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	113,799
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	$ 250,000	$ 287,215
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	194,916
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	100,000	100,731
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	110,145
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	500,000	515,420
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	159,866
SOFR + 2.75%, 3.11%, 4/8/2026 (c)	250,000	273,632
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	303,150
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	349,822
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	265,292
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	80,289
2.85%, 7/27/2026	25,000	27,716
Comerica, Inc.:
3.70%, 7/31/2023	50,000	54,006
4.00%, 2/1/2029 (b)	50,000	59,689
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	262,182
3.88%, 2/8/2022	50,000	51,973
4.38%, 8/4/2025	250,000	285,517
5.75%, 12/1/2043	50,000	74,543
Series BKNT, 3.75%, 7/21/2026	500,000	565,080
Credit Suisse AG:
1.00%, 5/5/2023	250,000	253,727
2.80%, 4/8/2022	250,000	257,995
Series MTN, 3.63%, 9/9/2024	500,000	554,895
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	161,562
Deutsche Bank AG:
3.30%, 11/16/2022	250,000	261,137
3.70%, 5/30/2024	50,000	53,848
3.95%, 2/27/2023	250,000	265,472
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	256,925
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	263,855
Series BKNT, 3.45%, 7/27/2026	25,000	27,999

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Fifth Third Bancorp:
2.55%, 5/5/2027 (b)	$ 500,000	$ 543,830
3.95%, 3/14/2028	100,000	118,156
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	255,244
FNB Corp. 2.20%, 2/24/2023	10,000	10,204
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	250,000	252,022
3.50%, 1/23/2025	50,000	55,173
3.50%, 4/1/2025	250,000	277,840
3.50%, 11/16/2026	250,000	280,667
3.63%, 1/22/2023	25,000	26,673
3.75%, 2/25/2026	50,000	56,826
3.80%, 3/15/2030 (b)	250,000	294,045
4.00%, 3/3/2024	50,000	55,227
4.75%, 10/21/2045	50,000	69,562
5.15%, 5/22/2045	250,000	350,025
5.95%, 1/15/2027	50,000	62,937
6.25%, 2/1/2041	200,000	314,504
6.75%, 10/1/2037	150,000	228,861
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	259,542
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	592,140
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	243,862
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	445,725
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	287,987
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	355,894
Series MTN, 4.80%, 7/8/2044	50,000	69,102
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	405,000	406,891
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b) (c)	450,000	455,112
HSBC Holdings PLC:
3.60%, 5/25/2023	250,000	268,902
4.30%, 3/8/2026	250,000	288,655
4.95%, 3/31/2030	250,000	312,750
5.25%, 3/14/2044	250,000	347,215
6.50%, 9/15/2037	200,000	292,546
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	262,460
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	$ 250,000	$ 269,890
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	228,042
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	295,752
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	285,262
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	357,987
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	204,780
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	520,875
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	214,680
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	12,000	12,224
4.00%, 5/15/2025	100,000	113,250
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	270,910
ING Groep NV:
3.55%, 4/9/2024	200,000	218,470
4.55%, 10/2/2028	200,000	243,332
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	55,873
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	131,500
2.95%, 10/1/2026	350,000	388,594
2.97%, 1/15/2023	50,000	51,369
3.38%, 5/1/2023	75,000	80,150
3.88%, 2/1/2024	50,000	55,184
4.13%, 12/15/2026	50,000	58,392
4.25%, 10/1/2027	80,000	94,850
4.85%, 2/1/2044	50,000	71,752
4.95%, 6/1/2045	50,000	70,788
5.40%, 1/6/2042	50,000	74,465
5.50%, 10/15/2040	150,000	221,000
5.63%, 8/16/2043	250,000	375,480
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	155,000	160,676
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	80,316
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	216,750
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	348,775

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	$ 185,000	$ 210,839
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	107,875
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	144,973
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	238,390
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	287,005
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	243,038
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	228,122
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	125,785
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	63,483
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	131,190
SOFR + 0.06%, 0.65%, 9/16/2024 (c)	350,000	351,949
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	100,000	101,144
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	100,818
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	200,000	205,446
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	102,629
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	757,130
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	263,862
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	212,276
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	536,620
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	278,277
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	185,658
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	618,505
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	308,242
Security Description	Principal Amount	Value
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	$ 250,000	$ 258,395
Series BKNT, 3.40%, 5/20/2026	25,000	28,018
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	107,064
Series MTN, 4.15%, 10/29/2025	65,000	75,438
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,588
Series GMTN, 1.75%, 7/27/2026	50,000	53,303
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	113,517
3.90%, 3/12/2024	250,000	274,612
4.34%, 1/9/2048	200,000	247,224
4.55%, 8/16/2028 (b)	250,000	301,677
4.65%, 3/24/2026	100,000	115,320
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	275,645
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	208,584
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 2/25/2025	250,000	263,585
2.67%, 7/25/2022	300,000	310,782
2.76%, 9/13/2026	25,000	27,443
3.00%, 2/22/2022	50,000	51,488
3.29%, 7/25/2027	50,000	56,771
3.41%, 3/7/2024	250,000	271,795
3.46%, 3/2/2023	50,000	53,279
3.68%, 2/22/2027	50,000	56,752
3.74%, 3/7/2029 (b)	250,000	293,470
3.76%, 7/26/2023	100,000	108,443
3.78%, 3/2/2025	50,000	56,000
3.85%, 3/1/2026	25,000	28,851
3.96%, 3/2/2028	50,000	58,845
4.05%, 9/11/2028	100,000	119,404
4.29%, 7/26/2038	35,000	44,644
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	251,675
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	205,954
4.02%, 3/5/2028	200,000	234,444
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	200,000	212,992
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (c)	200,000	217,404
Morgan Stanley:
3.63%, 1/20/2027	100,000	114,675

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.95%, 4/23/2027	$ 25,000	$ 28,908
4.30%, 1/27/2045	50,000	66,606
4.38%, 1/22/2047	100,000	135,892
6.38%, 7/24/2042	65,000	106,211
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	268,967
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	114,130
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	326,320
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	123,715
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	453,577
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	269,543
Series GMTN, 3.13%, 1/23/2023	300,000	316,668
Series GMTN, 3.70%, 10/23/2024	250,000	278,267
Series GMTN, 3.75%, 2/25/2023	50,000	53,598
Series GMTN, 3.88%, 1/27/2026	125,000	143,356
Series GMTN, 4.00%, 7/23/2025	500,000	572,005
Series GMTN, 4.35%, 9/8/2026	50,000	58,841
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	304,317
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	271,710
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	321,958
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	15,000	15,113
Series MTN, 3.13%, 7/27/2026	225,000	251,534
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	75,000	75,128
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	65,521
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	534,900
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	264,512
Series BKNT, 2.50%, 7/12/2026	50,000	54,486
Security Description	Principal Amount	Value
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	$ 250,000	$ 250,822
Natwest Group PLC:
3.88%, 9/12/2023	75,000	81,349
5.13%, 5/28/2024	100,000	112,237
6.00%, 12/19/2023	95,000	108,397
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	543,350
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	259,997
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	272,955
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	238,220
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	78,281
3.65%, 8/3/2028	100,000	117,466
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	68,897
PNC Bank NA:
Series BKNT, 2.63%, 2/17/2022	250,000	256,150
Series BKNT, 3.25%, 1/22/2028	250,000	284,415
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	159,548
3.15%, 5/19/2027	100,000	112,780
3.30%, 3/8/2022	50,000	51,639
3.45%, 4/23/2029	100,000	115,466
3.50%, 1/23/2024	50,000	54,506
3.90%, 4/29/2024	50,000	55,307
Regions Financial Corp. 2.25%, 5/18/2025	100,000	106,045
Royal Bank of Canada:
Series GMTN, 3.70%, 10/5/2023	500,000	545,785
Series GMTN, 4.65%, 1/27/2026	100,000	118,097
Series MTN, 0.50%, 10/26/2023	35,000	35,188
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	52,510
3.70%, 3/28/2022	60,000	61,958
4.40%, 7/13/2027	50,000	56,949
4.50%, 7/17/2025	50,000	56,723
3.50%, 6/7/2024	70,000	75,804
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	257,705

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	$ 200,000	$ 225,210
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	205,066
2.14%, 9/23/2030	200,000	201,124
2.35%, 1/15/2025	500,000	530,550
2.45%, 9/27/2024	200,000	213,060
2.78%, 7/12/2022	350,000	363,006
2.78%, 10/18/2022	100,000	104,195
2.85%, 1/11/2022	250,000	256,270
3.01%, 10/19/2026	50,000	55,428
3.04%, 7/16/2029	200,000	222,064
3.10%, 1/17/2023	200,000	210,978
3.36%, 7/12/2027	50,000	56,560
3.75%, 7/19/2023	50,000	54,137
3.78%, 3/9/2026	30,000	34,183
3.94%, 7/19/2028	50,000	58,501
4.31%, 10/16/2028	100,000	119,625
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	46,013
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	258,272
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,554
Toronto-Dominion Bank:
Series GMTN, 3.50%, 7/19/2023	50,000	54,069
Series MTN, 0.45%, 9/11/2023	200,000	200,584
Series MTN, 0.75%, 6/12/2023	165,000	166,660
Series MTN, 0.75%, 9/11/2025 (b)	250,000	250,882
Series MTN, 1.15%, 6/12/2025	200,000	204,106
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	500,000	509,923
Series BKNT, 1.50%, 3/10/2025	250,000	258,705
Series BKNT, 2.45%, 8/1/2022	50,000	51,611
Series BKNT, 2.80%, 5/17/2022	100,000	103,274
Series BKNT, 3.00%, 2/2/2023	100,000	105,201
Series BKNT, 3.63%, 9/16/2025	25,000	28,143
Truist Financial Corp.:
2.70%, 1/27/2022	50,000	51,186
4.00%, 5/1/2025	100,000	113,633
Series MTN, 1.13%, 8/3/2027	100,000	100,582
Security Description	Principal Amount	Value
Series MTN, 2.20%, 3/16/2023	$ 100,000	$ 103,909
Series MTN, 2.50%, 8/1/2024	100,000	106,620
Series MTN, 3.05%, 6/20/2022	150,000	155,694
Series MTN, 3.75%, 12/6/2023	50,000	54,937
Series MTN, 3.88%, 3/19/2029 (b)	100,000	117,340
US Bancorp:
1.45%, 5/12/2025	150,000	155,628
2.40%, 7/30/2024	100,000	106,711
Series DMTN, 3.00%, 7/30/2029	100,000	111,858
Series MTN, 1.38%, 7/22/2030	150,000	150,284
Series MTN, 3.10%, 4/27/2026 (b)	50,000	55,772
Series MTN, 3.60%, 9/11/2024	25,000	27,647
Series V, 2.63%, 1/24/2022 (b)	300,000	306,921
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	500,000	529,111
Series BKNT, 3.40%, 7/24/2023	250,000	268,777
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	275,465
3.00%, 10/23/2026	250,000	277,017
3.07%, 1/24/2023	250,000	257,017
4.13%, 8/15/2023	25,000	27,287
4.48%, 1/16/2024	25,000	27,785
5.38%, 11/2/2043	150,000	207,573
5.61%, 1/15/2044	325,000	458,302
5.95%, 12/1/2086	25,000	33,205
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	326,284
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	415,000	449,964
Series GMTN, 4.30%, 7/22/2027	50,000	58,636
Series GMTN, 4.90%, 11/17/2045	150,000	199,656
Series MTN, 2.63%, 7/22/2022	365,000	377,855
Series MTN, 3.30%, 9/9/2024	150,000	164,244
Series MTN, 3.55%, 9/29/2025	50,000	56,190
Series MTN, 4.15%, 1/24/2029	250,000	296,562
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	657,112

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	$ 250,000	$ 264,102
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (c)	250,000	265,575
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	122,054
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	396,791
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	150,000	183,290
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	500,000	709,770
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	165,000	169,599
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	212,840
Westpac Banking Corp.:
2.35%, 2/19/2025	100,000	107,328
2.80%, 1/11/2022	100,000	102,595
2.85%, 5/13/2026	50,000	55,543
2.96%, 11/16/2040	30,000	31,815
3.30%, 2/26/2024	300,000	327,003
3.35%, 3/8/2027	150,000	170,477
3.40%, 1/25/2028	100,000	115,336
3.65%, 5/15/2023	100,000	107,847
4.42%, 7/24/2039	25,000	31,777
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	34,085
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	41,208
Zions Bancorp NA 3.25%, 10/29/2029	250,000	262,722
		77,851,706
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	282,762
4.70%, 2/1/2036	125,000	158,461
4.90%, 2/1/2046	250,000	324,842
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (b)	500,000	579,415
3.75%, 7/15/2042	50,000	56,819
4.00%, 4/13/2028	80,000	94,228
4.15%, 1/23/2025	500,000	569,155
4.38%, 4/15/2038	215,000	265,469
4.50%, 6/1/2050	250,000	315,515
Security Description	Principal Amount	Value
4.60%, 4/15/2048	$ 35,000	$ 44,143
4.75%, 4/15/2058	125,000	164,342
4.90%, 1/23/2031 (b)	65,000	82,752
4.95%, 1/15/2042	250,000	327,960
5.45%, 1/23/2039	350,000	473,963
5.55%, 1/23/2049	350,000	496,408
5.80%, 1/23/2059	45,000	68,934
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	55,460
4.00%, 4/15/2038	50,000	61,872
Coca-Cola Co:
1.45%, 6/1/2027	40,000	41,297
2.95%, 3/25/2025	250,000	275,672
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	250,550
1.38%, 3/15/2031	200,000	199,652
2.13%, 9/6/2029	150,000	160,183
2.25%, 9/1/2026	25,000	27,161
2.50%, 3/15/2051	250,000	258,090
2.60%, 6/1/2050	350,000	367,787
2.88%, 10/27/2025	25,000	27,787
3.20%, 11/1/2023	25,000	27,108
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	251,180
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	51,427
2.88%, 5/1/2030 (b)	25,000	27,399
3.15%, 8/1/2029	100,000	111,332
3.75%, 5/1/2050	20,000	23,551
4.25%, 5/1/2023	25,000	27,251
4.50%, 5/9/2047	50,000	63,395
4.65%, 11/15/2028	30,000	36,461
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	528,182
2.63%, 4/29/2023	75,000	78,525
3.88%, 5/18/2028	200,000	234,864
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	32,061
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	166,851
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	53,713
3.20%, 5/1/2030	45,000	51,062
3.80%, 5/1/2050	70,000	83,779
4.06%, 5/25/2023	50,000	54,335
4.42%, 5/25/2025	200,000	230,604
5.09%, 5/25/2048 (b)	25,000	35,150
Molson Coors Brewing Co.:
3.00%, 7/15/2026	50,000	54,809
4.20%, 7/15/2046 (b)	30,000	34,322
PepsiCo, Inc.:
0.40%, 10/7/2023	25,000	25,132
0.75%, 5/1/2023	365,000	369,708
1.40%, 2/25/2031 (b)	40,000	40,246

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
1.63%, 5/1/2030	$ 75,000	$ 76,953
2.25%, 5/2/2022	300,000	307,404
2.25%, 3/19/2025	250,000	267,532
2.63%, 7/29/2029	50,000	55,249
2.85%, 2/24/2026	85,000	94,044
2.88%, 10/15/2049	100,000	111,715
3.38%, 7/29/2049	35,000	42,295
3.45%, 10/6/2046	150,000	180,483
3.60%, 3/1/2024	25,000	27,330
3.63%, 3/19/2050	150,000	189,975
4.45%, 4/14/2046	75,000	104,239
4.60%, 7/17/2045	25,000	34,996
		10,215,341
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
2.20%, 2/21/2027 (b)	70,000	74,819
2.30%, 2/25/2031	100,000	106,276
2.65%, 5/11/2022	150,000	154,447
2.77%, 9/1/2053 (d)	65,000	65,109
3.15%, 2/21/2040	350,000	381,773
3.20%, 11/2/2027	250,000	281,460
3.38%, 2/21/2050	600,000	669,666
3.63%, 5/22/2024	100,000	109,776
4.40%, 5/1/2045	50,000	63,259
4.56%, 6/15/2048	200,000	263,242
4.66%, 6/15/2051	150,000	203,659
Baxalta, Inc. 4.00%, 6/23/2025	8,000	9,042
Biogen, Inc.:
2.25%, 5/1/2030	35,000	36,416
4.05%, 9/15/2025	50,000	57,295
5.20%, 9/15/2045	275,000	369,132
Gilead Sciences, Inc.:
0.75%, 9/29/2023	45,000	45,118
1.20%, 10/1/2027	295,000	297,145
1.65%, 10/1/2030	290,000	290,586
1.95%, 3/1/2022	5,000	5,086
2.60%, 10/1/2040	350,000	353,531
2.80%, 10/1/2050	100,000	99,852
2.95%, 3/1/2027	25,000	27,610
3.25%, 9/1/2022	250,000	260,942
3.65%, 3/1/2026	85,000	96,380
4.15%, 3/1/2047	120,000	146,868
4.50%, 2/1/2045	25,000	31,982
4.60%, 9/1/2035	100,000	128,949
4.75%, 3/1/2046	175,000	232,160
4.80%, 4/1/2044	25,000	32,993
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	34,498
2.80%, 9/15/2050	30,000	29,053
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	55,000	55,278
1.20%, 9/2/2025 (d)	70,000	71,116
2.20%, 9/2/2030 (b) (d)	40,000	41,064
Security Description	Principal Amount	Value
3.30%, 9/2/2040 (d)	$ 65,000	$ 68,439
3.55%, 9/2/2050 (d)	315,000	335,686
		5,529,707
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	35,000	37,031
2.70%, 2/15/2031	250,000	268,555
2.72%, 2/15/2030	300,000	320,712
3.38%, 4/5/2040	265,000	290,578
3.58%, 4/5/2050	50,000	55,924
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	54,555
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	420,074
3.63%, 7/2/2024 (e)	23,000	24,934
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	15,000	15,293
Lennox International, Inc. 1.35%, 8/1/2025	25,000	25,553
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	119,543
Masco Corp.:
4.38%, 4/1/2026	170,000	198,905
4.50%, 5/15/2047	100,000	125,898
Owens Corning:
3.95%, 8/15/2029	70,000	80,616
4.30%, 7/15/2047	100,000	119,519
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	128,074
		2,285,764
CHEMICALS — 0.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,851
2.05%, 5/15/2030	20,000	21,353
2.70%, 5/15/2040	50,000	53,768
2.80%, 5/15/2050	35,000	38,464
Cabot Corp. 4.00%, 7/1/2029	25,000	26,893
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	32,461
4.63%, 11/15/2022	10,000	10,735
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	511,765
3.60%, 11/15/2050	250,000	280,312
3.63%, 5/15/2026	100,000	112,760
4.25%, 10/1/2034	50,000	60,366
4.38%, 11/15/2042	50,000	61,417
4.80%, 11/30/2028	100,000	123,054
4.80%, 5/15/2049 (b)	65,000	89,467

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	$ 90,000	$ 91,189
4.49%, 11/15/2025	100,000	116,836
4.73%, 11/15/2028	150,000	184,344
5.42%, 11/15/2048	110,000	159,159
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	27,810
4.50%, 12/1/2028	100,000	120,870
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	154,656
2.70%, 11/1/2026	150,000	166,644
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	41,647
FMC Corp. 4.50%, 10/1/2049	100,000	129,654
Huntsman International LLC 4.50%, 5/1/2029	20,000	23,148
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	53,273
Linde, Inc. 3.20%, 1/30/2026	275,000	307,978
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	31,506
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	112,136
LYB International Finance III LLC:
1.25%, 10/1/2025 (b)	20,000	20,351
2.25%, 10/1/2030	25,000	25,723
2.88%, 5/1/2025	50,000	54,199
3.38%, 5/1/2030	50,000	56,149
3.38%, 10/1/2040	280,000	298,701
3.63%, 4/1/2051	40,000	43,686
3.80%, 10/1/2060	30,000	32,134
4.20%, 10/15/2049	50,000	58,449
4.20%, 5/1/2050	50,000	58,552
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	30,186
5.75%, 4/15/2024	100,000	115,119
Mosaic Co.:
3.25%, 11/15/2022	250,000	261,442
4.05%, 11/15/2027	250,000	283,277
5.63%, 11/15/2043	25,000	32,380
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	110,185
3.00%, 4/1/2025	50,000	54,202
4.00%, 12/15/2026	50,000	58,091
4.13%, 3/15/2035	25,000	29,785
4.20%, 4/1/2029 (b)	85,000	101,596
5.00%, 4/1/2049	150,000	206,560
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	109,661
Security Description	Principal Amount	Value
Praxair, Inc.:
1.10%, 8/10/2030	$ 500,000	$ 494,773
3.55%, 11/7/2042	25,000	30,280
RPM International, Inc.:
3.75%, 3/15/2027 (b)	50,000	55,414
4.25%, 1/15/2048	200,000	222,110
5.25%, 6/1/2045	25,000	30,854
Sherwin-Williams Co.:
2.30%, 5/15/2030	60,000	63,108
2.95%, 8/15/2029	50,000	55,261
3.30%, 5/15/2050	100,000	112,529
3.45%, 6/1/2027	30,000	34,000
3.80%, 8/15/2049	50,000	60,630
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	177,769
5.00%, 8/15/2046	100,000	129,660
		6,671,332
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	75,000	74,938
Block Financial LLC 3.88%, 8/15/2030	30,000	32,374
California Institute of Technology 3.65%, 9/1/2119	45,000	50,503
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	172,767
Equifax, Inc.:
2.60%, 12/1/2024	50,000	53,526
3.95%, 6/15/2023	40,000	43,220
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	125,844
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	25,486
Global Payments, Inc. 2.65%, 2/15/2025	350,000	375,067
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	62,196
Series F, 2.99%, 7/1/2050	100,000	115,248
Moody's Corp. 2.63%, 1/15/2023	250,000	260,825
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	189,146
PayPal Holdings, Inc.:
1.35%, 6/1/2023	250,000	256,107
2.20%, 9/26/2022	20,000	20,662
2.30%, 6/1/2030 (b)	55,000	58,936
2.40%, 10/1/2024	35,000	37,409
2.65%, 10/1/2026	270,000	296,703

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
2.85%, 10/1/2029	$ 30,000	$ 33,350
3.25%, 6/1/2050	65,000	74,697
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	264,816
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,917
4.00%, 3/18/2029	100,000	118,812
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	59,921
3.25%, 12/1/2049	65,000	75,403
Total System Services, Inc. 4.45%, 6/1/2028	100,000	118,447
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	20,963
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	28,438
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	10,329
University of Southern California:
2.81%, 10/1/2050	50,000	54,196
3.03%, 10/1/2039	25,000	27,430
Series A, 3.23%, 10/1/2120	35,000	35,283
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	144,414
		3,349,373
COMPUTERS — 0.7%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	200,886
0.75%, 5/11/2023	465,000	470,780
1.13%, 5/11/2025	350,000	359,898
1.25%, 8/20/2030	200,000	199,788
1.65%, 5/11/2030	90,000	92,645
2.40%, 1/13/2023	200,000	208,338
2.40%, 5/3/2023	25,000	26,221
2.40%, 8/20/2050 (b)	110,000	112,231
2.50%, 2/9/2022	100,000	102,286
2.65%, 5/11/2050	300,000	318,855
2.70%, 5/13/2022	250,000	258,375
2.75%, 1/13/2025	200,000	217,094
2.85%, 5/11/2024	200,000	215,564
3.00%, 2/9/2024	100,000	107,604
3.00%, 11/13/2027	100,000	112,840
3.20%, 5/11/2027	250,000	283,122
3.25%, 2/23/2026	150,000	168,188
3.45%, 5/6/2024	250,000	275,340
3.45%, 2/9/2045	350,000	424,476
3.85%, 5/4/2043	25,000	31,772
3.85%, 8/4/2046	150,000	192,912
4.38%, 5/13/2045	75,000	103,100
Security Description	Principal Amount	Value
4.50%, 2/23/2036	$ 350,000	$ 471,786
4.65%, 2/23/2046	75,000	107,049
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (d)	50,000	55,165
4.90%, 10/1/2026 (d)	100,000	118,077
5.45%, 6/15/2023 (d)	325,000	359,554
6.02%, 6/15/2026 (d)	20,000	24,414
6.20%, 7/15/2030 (d)	250,000	323,600
8.35%, 7/15/2046 (d)	270,000	407,171
DXC Technology Co. 4.13%, 4/15/2025 (b)	65,000	71,929
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	54,438
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	153,935
1.75%, 4/1/2026	150,000	155,433
4.40%, 10/15/2022	200,000	212,436
4.45%, 10/2/2023	250,000	275,325
4.65%, 10/1/2024	250,000	284,162
4.90%, 10/15/2025	70,000	81,924
6.20%, 10/15/2035	10,000	12,929
6.35%, 10/15/2045	10,000	13,201
HP, Inc.:
4.05%, 9/15/2022	25,000	26,515
6.00%, 9/15/2041	250,000	326,172
IBM Credit LLC 2.20%, 9/8/2022	100,000	103,171
International Business Machines Corp.:
1.70%, 5/15/2027	100,000	103,870
1.95%, 5/15/2030	350,000	360,787
2.85%, 5/15/2040	100,000	107,286
2.88%, 11/9/2022	100,000	104,845
2.95%, 5/15/2050	100,000	106,543
3.00%, 5/15/2024	200,000	216,678
3.30%, 5/15/2026	250,000	282,530
3.50%, 5/15/2029	215,000	248,119
3.63%, 2/12/2024	50,000	54,796
4.15%, 5/15/2039	100,000	126,759
4.70%, 2/19/2046	325,000	450,226
5.88%, 11/29/2032	25,000	35,951
Leidos, Inc.:
2.30%, 2/15/2031 (d)	55,000	56,319
3.63%, 5/15/2025 (d)	25,000	27,949
		10,403,359
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.49%, 2/15/2027	35,000	37,754

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	$ 30,000	$ 31,113
Series MTN, 3.70%, 8/1/2047	55,000	71,722
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	45,000	47,499
2.38%, 12/1/2029	40,000	43,284
3.13%, 12/1/2049	60,000	69,249
Procter & Gamble Co.:
0.55%, 10/29/2025	550,000	554,746
1.20%, 10/29/2030	50,000	49,991
2.45%, 11/3/2026	150,000	165,586
3.00%, 3/25/2030	100,000	115,022
Unilever Capital Corp.:
1.38%, 9/14/2030 (b)	100,000	100,435
2.00%, 7/28/2026	100,000	106,703
2.90%, 5/5/2027 (b)	150,000	167,004
3.10%, 7/30/2025	50,000	55,374
		1,577,728
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	105,151
4.60%, 6/15/2045	50,000	66,635
		171,786
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027	150,000	162,433
4.50%, 9/15/2023	150,000	162,477
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	76,134
Air Lease Corp.:
2.75%, 1/15/2023	50,000	51,627
3.00%, 9/15/2023	25,000	26,268
3.13%, 12/1/2030	100,000	104,000
3.25%, 3/1/2025	100,000	106,719
3.63%, 4/1/2027	70,000	75,433
3.88%, 7/3/2023	50,000	53,278
4.25%, 9/15/2024	25,000	27,368
Series GMTN, 3.75%, 6/1/2026	150,000	165,483
Series MTN, 2.88%, 1/15/2026	160,000	169,282
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	26,571
4.25%, 6/15/2026	65,000	68,857
5.00%, 4/1/2023	25,000	26,814
5.50%, 2/15/2022	25,000	26,143
Security Description	Principal Amount	Value
Ally Financial, Inc.:
1.45%, 10/2/2023	$ 195,000	$ 199,044
3.05%, 6/5/2023	65,000	68,549
5.80%, 5/1/2025 (b)	215,000	256,607
American Express Co.:
2.50%, 8/1/2022	250,000	258,092
2.50%, 7/30/2024	165,000	176,268
3.00%, 10/30/2024	100,000	109,113
3.40%, 2/27/2023	200,000	212,714
3.70%, 8/3/2023	50,000	54,158
4.20%, 11/6/2025 (b)	105,000	122,092
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	36,128
3.70%, 10/15/2024	50,000	55,619
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	26,184
2.40%, 4/30/2030	45,000	49,174
3.20%, 3/15/2027	56,000	63,288
3.25%, 4/30/2029	60,000	69,241
3.50%, 3/18/2024	25,000	27,501
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (d)	150,000	154,386
Brookfield Finance, Inc.:
3.50%, 3/30/2051	50,000	53,440
3.90%, 1/25/2028	50,000	57,694
4.35%, 4/15/2030	100,000	119,866
4.70%, 9/20/2047	50,000	63,712
4.85%, 3/29/2029	100,000	122,597
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	263,857
3.30%, 10/30/2024	100,000	109,910
3.75%, 7/28/2026	125,000	141,346
3.80%, 1/31/2028	250,000	288,740
3.90%, 1/29/2024	200,000	218,952
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	101,077
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	253,365
1.65%, 3/11/2031	250,000	252,295
2.65%, 1/25/2023	100,000	104,761
3.20%, 1/25/2028	50,000	56,999
3.45%, 2/13/2026	50,000	56,530
3.85%, 5/21/2025	250,000	284,422
4.00%, 2/1/2029	50,000	59,724
CI Financial Corp. 3.20%, 12/17/2030	250,000	255,842
CME Group, Inc. 3.75%, 6/15/2028	100,000	118,683
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	77,751
Discover Financial Services:
3.85%, 11/21/2022	50,000	53,201
4.10%, 2/9/2027	75,000	86,710
4.50%, 1/30/2026	50,000	57,857

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Eaton Vance Corp. 3.50%, 4/6/2027	$ 150,000	$ 166,884
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	99,497
GE Capital Funding LLC:
3.45%, 5/15/2025 (d)	200,000	220,940
4.05%, 5/15/2027 (d)	200,000	228,580
4.40%, 5/15/2030 (d)	200,000	235,622
4.55%, 5/15/2032 (d)	200,000	239,550
GE Capital International Funding Co. 4.42%, 11/15/2035	550,000	656,414
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	250,000	277,870
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	31,413
2.65%, 9/15/2040	50,000	51,286
3.00%, 6/15/2050	25,000	26,497
3.00%, 9/15/2060	50,000	52,093
3.10%, 9/15/2027	100,000	111,838
3.75%, 12/1/2025	180,000	204,419
4.25%, 9/21/2048	150,000	190,165
Invesco Finance PLC 3.75%, 1/15/2026	50,000	56,512
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	41,944
6.50%, 1/20/2043	50,000	68,513
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	58,424
4.85%, 1/15/2027	90,000	106,011
Lazard Group LLC 4.50%, 9/19/2028	100,000	118,700
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	106,130
2.95%, 6/1/2029	100,000	112,629
3.30%, 3/26/2027	30,000	34,229
3.35%, 3/26/2030	50,000	58,271
3.50%, 2/26/2028	30,000	34,730
3.65%, 6/1/2049	100,000	124,028
3.85%, 3/26/2050	515,000	665,643
3.95%, 2/26/2048	30,000	38,862
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	198,142
2.50%, 12/21/2040	250,000	247,240
3.25%, 4/28/2050	40,000	43,812
Nomura Holdings, Inc. 1.85%, 7/16/2025	200,000	208,016
ORIX Corp.:
2.90%, 7/18/2022	30,000	31,059
3.70%, 7/18/2027 (b)	50,000	57,030
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	114,097
Security Description	Principal Amount	Value
Synchrony Financial:
2.85%, 7/25/2022	$ 30,000	$ 31,002
4.50%, 7/23/2025	50,000	56,273
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	44,860
2.05%, 4/15/2030	150,000	160,395
2.75%, 9/15/2027 (b)	250,000	278,422
2.80%, 12/14/2022	75,000	78,508
3.65%, 9/15/2047	100,000	126,409
4.15%, 12/14/2035	50,000	64,932
4.30%, 12/14/2045	200,000	273,770
VISA, Inc. 2.70%, 4/15/2040	350,000	382,375
Western Union Co. 4.25%, 6/9/2023	100,000	108,221
		13,448,633
ELECTRIC — 2.0%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	154,837
3.80%, 10/1/2047	25,000	29,453
Series H, 3.45%, 1/15/2050	100,000	113,756
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	121,227
3.80%, 6/15/2049	50,000	61,251
4.25%, 9/15/2048	20,000	26,143
AES Corp.:
1.38%, 1/15/2026 (d)	250,000	252,115
2.45%, 1/15/2031 (d)	500,000	506,360
Alabama Power Co.:
3.85%, 12/1/2042	75,000	91,885
Series 20-A, 1.45%, 9/15/2030	50,000	50,430
Series A, 4.30%, 7/15/2048	65,000	86,635
Ameren Corp. 3.65%, 2/15/2026	50,000	56,422
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	61,313
3.80%, 5/15/2028 (b)	25,000	29,193
4.15%, 3/15/2046	50,000	63,861
4.50%, 3/15/2049	50,000	68,200
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	52,188
Series J, 4.30%, 12/1/2028	100,000	119,648
Series M, 0.75%, 11/1/2023	20,000	20,034
Series N, 1.00%, 11/1/2025 (b)	30,000	30,371
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	30,959
7.00%, 4/1/2038	25,000	38,524

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Arizona Public Service Co.:
2.65%, 9/15/2050 (b)	$ 85,000	$ 87,887
3.75%, 5/15/2046	25,000	30,414
4.20%, 8/15/2048	25,000	32,280
4.25%, 3/1/2049	50,000	64,717
4.35%, 11/15/2045	50,000	64,614
Avangrid, Inc. 3.15%, 12/1/2024	50,000	54,506
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	75,804
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (d)	30,000	29,978
2.80%, 1/15/2023	40,000	41,938
2.85%, 5/15/2051 (d)	300,000	307,884
3.25%, 4/15/2028	30,000	34,217
3.70%, 7/15/2030 (d)	250,000	296,057
3.75%, 11/15/2023	350,000	381,244
4.50%, 2/1/2045	50,000	64,056
5.15%, 11/15/2043	150,000	205,350
Black Hills Corp.:
3.15%, 1/15/2027	25,000	27,183
3.88%, 10/15/2049	100,000	116,933
4.35%, 5/1/2033	30,000	36,303
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	63,314
Series AA, 3.00%, 2/1/2027	100,000	110,267
Series AC, 4.25%, 2/1/2049	200,000	264,186
Series Z, 2.40%, 9/1/2026	50,000	53,953
CenterPoint Energy, Inc.:
3.85%, 2/1/2024	25,000	27,354
4.25%, 11/1/2028	25,000	29,656
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	23,319
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	56,409
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	56,309
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	158,274
Series 123, 3.75%, 8/15/2047	150,000	182,460
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	251,912
Series A, 3.20%, 3/15/2027	150,000	169,038
Series A, 4.15%, 6/1/2045 (b)	100,000	129,776
Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	$ 85,000	$ 99,027
3.85%, 6/15/2046	50,000	58,512
4.45%, 3/15/2044	75,000	94,087
4.50%, 5/15/2058	100,000	132,366
Series 06-B, 6.20%, 6/15/2036	25,000	35,911
Series 20B, 3.95%, 4/1/2050	250,000	304,332
Series A, 4.13%, 5/15/2049	100,000	123,215
Series C, 3.00%, 12/1/2060	150,000	152,766
Series D, 4.00%, 12/1/2028	100,000	117,944
Consumers Energy Co.:
0.35%, 6/1/2023	25,000	25,008
3.25%, 8/15/2046	50,000	57,331
3.75%, 2/15/2050	50,000	63,027
4.05%, 5/15/2048	100,000	130,441
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	34,973
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	169,837
Series B, 2.75%, 1/15/2022	150,000	153,360
Series C, 3.38%, 4/1/2030	350,000	398,482
Series D, 2.85%, 8/15/2026	25,000	27,536
DTE Electric Co. 3.70%, 6/1/2046	75,000	90,984
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	181,356
Series C, 3.40%, 6/15/2029	175,000	198,795
Series D, 3.70%, 8/1/2023	50,000	54,019
Series F, 1.05%, 6/1/2025	70,000	70,875
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	161,880
3.20%, 8/15/2049	100,000	113,331
3.88%, 3/15/2046	150,000	183,775
3.95%, 11/15/2028	100,000	119,107
4.25%, 12/15/2041	130,000	164,722
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	351,071
2.40%, 8/15/2022	200,000	206,162
2.65%, 9/1/2026	50,000	54,481
3.15%, 8/15/2027	100,000	111,839
3.75%, 9/1/2046	250,000	290,155
3.95%, 8/15/2047	150,000	181,072
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	163,479
3.20%, 1/15/2027	250,000	279,637
6.40%, 6/15/2038	50,000	77,677

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Duke Energy Indiana LLC 2.75%, 4/1/2050	$ 65,000	$ 68,091
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	33,219
Duke Energy Progress LLC:
2.50%, 8/15/2050 (b)	100,000	100,232
2.80%, 5/15/2022	100,000	102,730
3.60%, 9/15/2047	50,000	60,188
3.70%, 9/1/2028	50,000	58,373
4.20%, 8/15/2045	150,000	192,331
Edison International:
2.95%, 3/15/2023	50,000	52,007
3.55%, 11/15/2024	80,000	86,744
4.13%, 3/15/2028	50,000	55,718
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	165,993
Enel Chile SA 4.88%, 6/12/2028	50,000	59,164
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	102,175
4.20%, 4/1/2049	25,000	32,617
Entergy Corp.:
2.95%, 9/1/2026	50,000	55,158
4.00%, 7/15/2022	50,000	52,432
Entergy Louisiana LLC:
0.62%, 11/17/2023	25,000	25,072
3.05%, 6/1/2031	25,000	28,292
3.25%, 4/1/2028	200,000	224,814
4.20%, 4/1/2050	50,000	64,933
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	27,551
3.85%, 6/1/2049	125,000	151,575
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	85,162
3.55%, 9/30/2049	25,000	29,039
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	28,342
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	32,031
Series 2019, 4.13%, 4/1/2049	100,000	128,370
Series 2020, 2.25%, 6/1/2030	50,000	53,019
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	51,352
Series L, 2.90%, 10/1/2024	250,000	269,945
Series N, 3.80%, 12/1/2023	15,000	16,372
Series O, 4.25%, 4/1/2029	25,000	29,940
Exelon Corp.:
3.40%, 4/15/2026	100,000	112,595
3.50%, 6/1/2022	200,000	208,026
3.95%, 6/15/2025	50,000	56,639
4.70%, 4/15/2050	250,000	332,433
5.10%, 6/15/2045	330,000	446,866
Security Description	Principal Amount	Value
Exelon Generation Co. LLC 3.40%, 3/15/2022	$ 250,000	$ 258,155
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	34,668
3.25%, 6/1/2024	25,000	26,920
3.95%, 3/1/2048	85,000	110,409
3.99%, 3/1/2049	25,000	32,575
4.05%, 10/1/2044	50,000	64,202
4.13%, 6/1/2048	100,000	132,853
Fortis, Inc. 3.06%, 10/4/2026	50,000	55,097
Georgia Power Co. Series A, 2.20%, 9/15/2024	100,000	105,555
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	19,217
Interstate Power & Light Co.:
3.50%, 9/30/2049 (b)	50,000	57,016
3.70%, 9/15/2046	50,000	58,279
4.10%, 9/26/2028	50,000	59,533
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (d)	100,000	115,904
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	56,297
Kansas City Power & Light Co. 4.20%, 3/15/2048	50,000	64,788
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	189,327
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	50,000	49,380
2.95%, 2/7/2024	100,000	107,035
3.40%, 2/7/2028	50,000	57,506
3.90%, 11/1/2028	100,000	117,415
4.02%, 11/1/2032	50,000	61,788
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	78,836
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	261,880
2.75%, 11/1/2029	165,000	179,883
2.80%, 1/15/2023	150,000	157,045
3.15%, 4/1/2024	100,000	108,100
3.50%, 4/1/2029	100,000	114,229
3.55%, 5/1/2027	100,000	114,032
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	27,425
Northern States Power Co.:
2.60%, 6/1/2051	50,000	52,918
2.90%, 3/1/2050	30,000	33,606
3.60%, 9/15/2047 (b)	50,000	61,321
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	56,487

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Oglethorpe Power Corp. 5.05%, 10/1/2048	$ 100,000	$ 126,872
Ohio Power Co. 4.00%, 6/1/2049	20,000	24,999
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	57,919
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	200,000	234,312
3.80%, 9/30/2047	100,000	123,693
5.35%, 10/1/2052 (d)	100,000	154,626
7.50%, 9/1/2038	50,000	82,432
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (d)	70,000	69,923
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	50,000	50,113
2.50%, 2/1/2031	350,000	350,129
3.30%, 8/1/2040 (b)	350,000	350,630
3.45%, 7/1/2025	250,000	270,905
3.50%, 8/1/2050	295,000	292,637
4.50%, 7/1/2040	250,000	280,802
4.55%, 7/1/2030	250,000	285,447
4.95%, 7/1/2050	250,000	296,535
PacifiCorp:
2.70%, 9/15/2030	320,000	352,525
3.30%, 3/15/2051	65,000	74,938
PECO Energy Co. 3.90%, 3/1/2048	125,000	158,210
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	78,748
4.00%, 9/15/2047	250,000	292,707
5.00%, 3/15/2044	50,000	64,602
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	76,808
3.95%, 6/1/2047	50,000	62,262
PSEG Power LLC 3.85%, 6/1/2023	50,000	53,760
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	186,336
Series 34, 3.20%, 3/1/2050	30,000	34,766
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	46,907
Series MTN, 3.20%, 5/15/2029	50,000	56,898
Series MTN, 3.20%, 8/1/2049	30,000	34,408
Series MTN, 3.60%, 12/1/2047	100,000	121,014
Series MTN, 3.65%, 9/1/2042	50,000	59,550
Series MTN, 3.70%, 5/1/2028	50,000	58,072
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	$ 100,000	$ 98,780
2.65%, 11/15/2022	100,000	104,228
2.88%, 6/15/2024	70,000	75,416
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	72,818
4.22%, 6/15/2048	65,000	82,720
5.80%, 3/15/2040	50,000	70,881
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	58,661
Series VVV, 1.70%, 10/1/2030	150,000	151,785
Sempra Energy:
2.90%, 2/1/2023	15,000	15,744
3.25%, 6/15/2027	300,000	334,809
3.40%, 2/1/2028	30,000	34,187
3.80%, 2/1/2038	100,000	115,563
4.00%, 2/1/2048	30,000	35,655
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	54,252
Southern California Edison Co.:
2.85%, 8/1/2029 (b)	115,000	125,030
3.65%, 2/1/2050	250,000	285,562
4.00%, 4/1/2047	191,000	224,639
4.50%, 9/1/2040	25,000	30,319
Series 13-A, 3.90%, 3/15/2043	50,000	56,331
Series A, 4.20%, 3/1/2029	100,000	117,183
Series B, 3.65%, 3/1/2028	100,000	112,262
Series C, 3.60%, 2/1/2045	50,000	55,157
Series D, 3.40%, 6/1/2023	50,000	53,298
Southern Co.:
3.25%, 7/1/2026	250,000	280,352
4.25%, 7/1/2036	250,000	308,252
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	50,000	51,797
Series B, 5 year CMT + 3.73%, 4.00%, 1/15/2051 (b) (c)	500,000	527,875
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	180,528
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	54,326
Series M, 4.10%, 9/15/2028	25,000	29,402
Southwestern Public Service Co.:
3.30%, 6/15/2024 (b)	50,000	53,764
3.75%, 6/15/2049	100,000	121,052

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Tampa Electric Co.:
3.63%, 6/15/2050	$ 150,000	$ 180,078
4.30%, 6/15/2048	50,000	63,959
4.45%, 6/15/2049 (b)	25,000	33,284
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	66,983
Union Electric Co.:
3.50%, 3/15/2029	250,000	288,232
4.00%, 4/1/2048	50,000	62,844
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	378,307
3.30%, 12/1/2049 (b)	50,000	58,391
3.45%, 2/15/2024	50,000	53,925
4.60%, 12/1/2048	250,000	350,790
8.88%, 11/15/2038	50,000	92,253
Series B, 2.95%, 11/15/2026	30,000	33,453
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	100,469
1.80%, 10/15/2030	250,000	250,505
3.55%, 6/15/2025	21,000	23,412
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	37,097
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	52,767
4.30%, 10/15/2048 (b)	25,000	33,633
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	100,337
2.60%, 12/1/2029	100,000	108,491
4.00%, 6/15/2028	50,000	58,863
		28,849,376
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	65,432
1.95%, 10/15/2030 (b)	50,000	52,642
2.63%, 2/15/2023	25,000	26,049
		144,123
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	54,613
Allegion PLC 3.50%, 10/1/2029	50,000	55,237
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	54,893
Amphenol Corp.:
2.80%, 2/15/2030	100,000	110,351
4.35%, 6/1/2029	50,000	61,541
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	53,956
3.88%, 1/12/2028	25,000	28,206
Flex, Ltd.:
3.75%, 2/1/2026	50,000	55,818
4.88%, 6/15/2029	75,000	89,074
Security Description	Principal Amount	Value
Fortive Corp. 3.15%, 6/15/2026	$ 50,000	$ 55,486
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,197
1.95%, 6/1/2030	250,000	264,312
2.15%, 8/8/2022	45,000	46,276
2.30%, 8/15/2024	100,000	106,611
2.50%, 11/1/2026 (b)	150,000	165,631
2.70%, 8/15/2029	60,000	67,037
3.35%, 12/1/2023	50,000	54,464
Hubbell, Inc. 3.35%, 3/1/2026	50,000	54,904
Jabil, Inc.:
3.60%, 1/15/2030	25,000	27,868
3.95%, 1/12/2028	25,000	28,376
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	55,214
4.60%, 4/6/2027	30,000	35,762
PerkinElmer, Inc. 3.30%, 9/15/2029	65,000	73,251
Roper Technologies, Inc.:
0.45%, 8/15/2022	50,000	50,081
1.75%, 2/15/2031	250,000	249,175
2.00%, 6/30/2030	30,000	30,737
2.95%, 9/15/2029	40,000	43,995
3.80%, 12/15/2026	30,000	34,684
4.20%, 9/15/2028 (b)	65,000	77,561
Trimble, Inc. 4.90%, 6/15/2028	50,000	59,773
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	56,052
		2,346,136
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	97,997
2.90%, 7/1/2026	45,000	49,764
3.38%, 11/15/2027	60,000	68,092
3.95%, 5/15/2028	150,000	176,184
Waste Connections, Inc.:
3.05%, 4/1/2050	20,000	21,602
3.50%, 5/1/2029	50,000	57,042
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	20,075
1.15%, 3/15/2028	30,000	29,981
1.50%, 3/15/2031	30,000	29,642
2.40%, 5/15/2023	150,000	156,555
2.50%, 11/15/2050	20,000	20,017
3.50%, 5/15/2024	25,000	27,311
3.90%, 3/1/2035	50,000	61,031
		815,293
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	15,833

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.65%, 3/15/2023	$ 15,000	$ 16,018
3.95%, 3/15/2025	100,000	112,788
4.15%, 3/15/2028	50,000	58,795
4.80%, 3/15/2048	20,000	26,642
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	355,392
5.40%, 11/1/2048	40,000	57,046
General Mills, Inc.:
3.20%, 2/10/2027	100,000	112,293
3.65%, 2/15/2024	50,000	54,324
3.70%, 10/17/2023	20,000	21,766
4.20%, 4/17/2028	25,000	29,957
4.55%, 4/17/2038	10,000	12,906
4.70%, 4/17/2048 (b)	320,000	448,483
Hershey Co.:
0.90%, 6/1/2025	45,000	45,702
3.20%, 8/21/2025	25,000	27,797
3.38%, 5/15/2023	50,000	53,613
Ingredion, Inc. 2.90%, 6/1/2030	100,000	110,324
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	112,872
3.55%, 3/15/2050	25,000	28,352
4.25%, 3/15/2035	50,000	61,422
Kellogg Co.:
4.30%, 5/15/2028	100,000	119,867
4.50%, 4/1/2046	100,000	130,085
Kroger Co.:
2.65%, 10/15/2026 (b)	50,000	54,870
2.80%, 8/1/2022	200,000	207,246
3.70%, 8/1/2027	35,000	40,359
3.85%, 8/1/2023	75,000	80,979
4.45%, 2/1/2047	100,000	127,192
4.65%, 1/15/2048	100,000	131,114
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	207,066
3.40%, 8/15/2027	100,000	113,063
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	62,057
1.50%, 2/4/2031 (b)	40,000	39,493
1.88%, 10/15/2032	75,000	76,024
2.63%, 9/4/2050	35,000	35,216
2.75%, 4/13/2030	35,000	38,436
Sysco Corp.:
2.40%, 2/15/2030	10,000	10,408
3.25%, 7/15/2027	50,000	55,799
3.30%, 7/15/2026	100,000	111,213
3.30%, 2/15/2050	10,000	10,445
3.55%, 3/15/2025	50,000	55,660
3.75%, 10/1/2025	5,000	5,630
4.45%, 3/15/2048	50,000	60,953
4.85%, 10/1/2045	5,000	6,328
6.60%, 4/1/2050	250,000	383,748
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	171,029
Security Description	Principal Amount	Value
4.50%, 6/15/2022	$ 30,000	$ 31,451
4.55%, 6/2/2047	285,000	377,847
		4,505,903
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	221,682
4.50%, 8/1/2024	50,000	55,061
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (b)	25,000	28,595
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	37,063
International Paper Co.:
4.35%, 8/15/2048 (b)	50,000	65,587
4.40%, 8/15/2047	50,000	65,314
5.00%, 9/15/2035	100,000	131,322
Suzano Austria GmbH 3.75%, 1/15/2031	150,000	159,426
		764,050
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	99,708
3.00%, 6/15/2027 (b)	150,000	166,222
4.15%, 1/15/2043	25,000	31,257
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	106,644
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/2024 (b)	50,000	55,245
4.80%, 11/1/2043	25,000	32,270
Series A, 2.50%, 11/15/2024	85,000	90,895
Series B, 3.00%, 11/15/2029 (b)	35,000	38,813
Series C, 3.90%, 11/15/2049	65,000	76,833
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	53,089
5.50%, 1/15/2026	30,000	34,643
NiSource, Inc.:
0.95%, 8/15/2025 (b)	60,000	60,406
1.70%, 2/15/2031	100,000	99,584
2.95%, 9/1/2029	100,000	109,953
3.49%, 5/15/2027	50,000	56,680
4.38%, 5/15/2047	150,000	191,047
4.80%, 2/15/2044	30,000	39,452
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	119,045
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	27,052
3.20%, 6/15/2025	50,000	55,185
3.75%, 9/15/2042	30,000	35,343
5.13%, 11/15/2040	25,000	34,146

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Series VV, 4.30%, 1/15/2049	$ 50,000	$ 66,419
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	188,517
Series 20-A, 1.75%, 1/15/2031	500,000	503,259
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	28,611
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	59,383
		2,459,701
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	55,570
Snap-on, Inc. 3.10%, 5/1/2050 (b)	70,000	79,210
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	104,498
3.40%, 3/1/2026	35,000	39,653
4.25%, 11/15/2028	100,000	121,403
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	31,950
		432,284
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	75,000	82,283
3.40%, 11/30/2023	35,000	37,928
3.75%, 11/30/2026	85,000	99,564
4.75%, 11/30/2036	250,000	342,802
4.75%, 4/15/2043	25,000	35,122
4.90%, 11/30/2046	150,000	221,538
Baxter International, Inc.:
1.73%, 4/1/2031 (b) (d)	45,000	45,428
3.50%, 8/15/2046	50,000	56,974
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	68,042
2.65%, 6/1/2030	100,000	107,196
3.45%, 3/1/2024	25,000	27,096
4.00%, 3/1/2029	35,000	41,193
4.55%, 3/1/2039	50,000	64,165
4.70%, 3/1/2049	35,000	47,747
Danaher Corp. 2.60%, 10/1/2050	65,000	67,138
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	51,526
2.20%, 11/15/2024	50,000	53,021
2.60%, 11/15/2029	30,000	32,808
3.25%, 11/15/2039	50,000	56,894
3.40%, 11/15/2049	50,000	59,289
Medtronic, Inc.:
3.50%, 3/15/2025	47,000	52,674
Security Description	Principal Amount	Value
4.38%, 3/15/2035	$ 54,000	$ 72,683
4.63%, 3/15/2045	345,000	490,217
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	50,000	50,866
Stryker Corp.:
0.60%, 12/1/2023	65,000	65,088
1.15%, 6/15/2025	50,000	50,984
1.95%, 6/15/2030	50,000	51,446
2.90%, 6/15/2050	25,000	26,509
3.38%, 11/1/2025	25,000	27,962
3.50%, 3/15/2026	25,000	28,366
3.65%, 3/7/2028	50,000	57,808
4.63%, 3/15/2046	25,000	33,496
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	263,635
4.10%, 8/15/2047	100,000	133,565
4.13%, 3/25/2025 (b)	535,000	608,643
4.15%, 2/1/2024	25,000	27,641
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	100,000	110,525
3.55%, 3/20/2030	350,000	396,704
		4,146,566
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	56,480
Aetna, Inc.:
2.80%, 6/15/2023	200,000	210,590
3.88%, 8/15/2047	100,000	119,226
4.13%, 11/15/2042	25,000	29,658
Anthem, Inc.:
2.25%, 5/15/2030	265,000	279,665
2.38%, 1/15/2025	20,000	21,376
2.95%, 12/1/2022	50,000	52,369
3.13%, 5/15/2050	270,000	295,888
3.30%, 1/15/2023	50,000	52,925
3.35%, 12/1/2024	50,000	55,051
3.50%, 8/15/2024	25,000	27,446
3.65%, 12/1/2027	130,000	149,899
4.10%, 3/1/2028	100,000	118,349
4.38%, 12/1/2047	130,000	168,453
4.55%, 3/1/2048	50,000	66,374
4.65%, 1/15/2043	50,000	65,717
Ascension Health 3.95%, 11/15/2046	150,000	192,178
Banner Health 2.34%, 1/1/2030	40,000	41,952
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	15,019
CommonSpirit Health:
2.76%, 10/1/2024 (b)	250,000	268,512
4.19%, 10/1/2049	250,000	291,655
4.35%, 11/1/2042	25,000	29,301

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	$ 50,000	$ 62,287
HCA, Inc.:
4.13%, 6/15/2029	35,000	40,633
4.50%, 2/15/2027	50,000	58,190
4.75%, 5/1/2023	55,000	60,010
5.00%, 3/15/2024	85,000	95,674
5.13%, 6/15/2039	275,000	351,706
5.25%, 4/15/2025	60,000	70,133
5.25%, 6/15/2026	65,000	77,003
5.25%, 6/15/2049	100,000	131,975
5.50%, 6/15/2047	65,000	86,937
Humana, Inc.:
2.90%, 12/15/2022	150,000	156,832
4.80%, 3/15/2047	100,000	133,981
4.95%, 10/1/2044	50,000	67,447
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	62,189
Kaiser Foundation Hospitals:
3.50%, 4/1/2022	50,000	51,838
Series 2019, 3.27%, 11/1/2049	105,000	119,941
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	100,000	106,186
2.95%, 12/1/2029	100,000	110,536
3.25%, 9/1/2024	100,000	108,767
4.70%, 2/1/2045	25,000	32,722
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	32,840
Series 2020, 2.96%, 1/1/2050	55,000	58,923
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	66,188
Montefiore Obligated Group 4.29%, 9/1/2050 (b)	50,000	54,525
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	39,644
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	48,657
Series 2019, 3.95%, 8/1/2119	35,000	40,364
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	59,972
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	105,647
Security Description	Principal Amount	Value
Orlando Health Obligated Group 3.33%, 10/1/2050	$ 25,000	$ 27,540
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	118,867
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	85,310
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	38,618
4.20%, 6/30/2029	100,000	118,932
4.70%, 3/30/2045	25,000	31,440
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	56,321
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	21,382
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	57,329
Series 20A, 3.36%, 8/15/2050	55,000	60,114
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	35,000	35,937
2.00%, 5/15/2030	305,000	323,825
2.38%, 10/15/2022	100,000	103,747
2.75%, 5/15/2040	300,000	325,098
2.88%, 3/15/2022	25,000	25,612
2.90%, 5/15/2050	50,000	55,397
3.10%, 3/15/2026	50,000	56,050
3.13%, 5/15/2060	100,000	115,737
3.38%, 4/15/2027	100,000	114,166
3.50%, 2/15/2024	10,000	10,924
3.50%, 8/15/2039	200,000	236,818
3.70%, 12/15/2025	10,000	11,456
3.75%, 7/15/2025	305,000	347,554
3.75%, 10/15/2047	50,000	62,155
3.88%, 12/15/2028 (b)	15,000	17,990
4.25%, 4/15/2047	100,000	133,006
4.63%, 7/15/2035	200,000	268,550
4.75%, 7/15/2045	230,000	323,322
6.88%, 2/15/2038	25,000	41,009
		8,324,036
HOME BUILDERS — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	100,000	106,721
Lennar Corp. 4.75%, 11/29/2027	250,000	295,497
NVR, Inc. 3.00%, 5/15/2030	130,000	141,743
PulteGroup, Inc. 5.00%, 1/15/2027	250,000	295,033
		838,994

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	$ 100,000	$ 114,953
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	31,039
4.60%, 5/15/2050	50,000	64,858
4.75%, 2/26/2029	60,000	73,392
		284,242
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	56,311
3.90%, 5/15/2028	50,000	58,865
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	15,000	15,224
2.75%, 2/15/2026	25,000	27,714
3.10%, 3/26/2030	40,000	46,022
3.20%, 4/25/2029 (b)	100,000	115,185
3.90%, 5/4/2047	50,000	64,469
3.95%, 11/1/2028	55,000	66,071
		449,861
INSURANCE — 0.8%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	54,020
4.75%, 1/15/2049	75,000	104,654
Alleghany Corp. 4.90%, 9/15/2044	50,000	64,493
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	249,540
3.85%, 8/10/2049	125,000	158,694
4.20%, 12/15/2046	50,000	66,118
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	26,774
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,503
4.50%, 6/15/2047	100,000	120,250
American International Group, Inc.:
2.50%, 6/30/2025	100,000	107,546
3.40%, 6/30/2030	100,000	114,489
3.88%, 1/15/2035	200,000	240,244
3.90%, 4/1/2026	30,000	34,208
4.25%, 3/15/2029	100,000	120,098
4.38%, 6/30/2050	315,000	409,774
4.50%, 7/16/2044	50,000	63,960
4.88%, 6/1/2022	50,000	53,097
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	115,070
Aon Corp.:
2.20%, 11/15/2022	100,000	103,355
3.75%, 5/2/2029	100,000	116,806
Security Description	Principal Amount	Value
Aon PLC:
3.50%, 6/14/2024	$ 50,000	$ 54,560
3.88%, 12/15/2025	150,000	171,111
Arch Capital Group, Ltd. 3.64%, 6/30/2050 (b)	105,000	121,806
Assurant, Inc.:
4.20%, 9/27/2023 (b)	100,000	109,294
4.90%, 3/27/2028	50,000	57,969
Athene Holding, Ltd.:
3.50%, 1/15/2031	150,000	159,387
4.13%, 1/12/2028	100,000	111,291
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	27,819
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	81,062
1.85%, 3/12/2030	10,000	10,542
2.85%, 10/15/2050	90,000	96,525
4.20%, 8/15/2048	100,000	131,990
4.25%, 1/15/2049	150,000	198,730
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	52,493
3.00%, 2/11/2023	25,000	26,387
3.13%, 3/15/2026	55,000	61,470
4.50%, 2/11/2043	180,000	244,404
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	163,057
4.70%, 6/22/2047	150,000	157,614
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	150,000	156,021
4.50%, 3/15/2029	50,000	59,130
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	149,500
2.88%, 11/3/2022	50,000	52,088
3.35%, 5/3/2026	250,000	282,012
4.15%, 3/13/2043	25,000	32,263
4.35%, 11/3/2045	125,000	169,192
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	103,035
3.45%, 8/15/2027	100,000	113,201
4.50%, 3/1/2026	25,000	29,320
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	57,156
Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	161,476
4.35%, 4/20/2028	150,000	177,253
5.00%, 4/20/2048	100,000	130,747
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	112,271
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	101,714
4.50%, 8/15/2028	50,000	58,136
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,760

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Globe Life, Inc.:
2.15%, 8/15/2030	$ 100,000	$ 101,560
4.55%, 9/15/2028	25,000	29,996
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	15,638
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	76,412
4.40%, 3/15/2048	100,000	132,046
Kemper Corp. 2.40%, 9/30/2030	100,000	101,550
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	111,465
3.80%, 3/1/2028	35,000	40,405
4.00%, 9/1/2023	15,000	16,370
4.35%, 3/1/2048	50,000	63,864
6.30%, 10/9/2037	50,000	69,182
Loews Corp.:
3.20%, 5/15/2030	15,000	17,023
3.75%, 4/1/2026	50,000	57,081
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	75,743
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	50,000	54,612
Markel Corp.:
3.50%, 11/1/2027	50,000	55,945
4.15%, 9/17/2050	50,000	63,232
5.00%, 5/20/2049	30,000	41,349
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,700
3.30%, 3/14/2023	150,000	158,751
3.75%, 3/14/2026	25,000	28,418
3.88%, 3/15/2024	100,000	110,402
4.38%, 3/15/2029	250,000	304,615
Mercury General Corp. 4.40%, 3/15/2027	50,000	55,381
MetLife, Inc.:
3.60%, 4/10/2024	300,000	330,663
4.05%, 3/1/2045	150,000	192,093
4.88%, 11/13/2043	200,000	282,944
6.40%, 12/15/2066	100,000	129,212
Series D, 4.37%, 9/15/2023	50,000	55,389
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	156,901
3.70%, 5/15/2029	50,000	58,628
Progressive Corp.:
4.00%, 3/1/2029	50,000	60,015
4.20%, 3/15/2048	100,000	133,927
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	121,900
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	$ 170,000	$ 186,677
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	218,370
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	86,230
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	100,000	105,606
Series MTN, 3.50%, 5/15/2024	50,000	55,049
Series MTN, 3.70%, 3/13/2051	100,000	120,214
Series MTN, 4.60%, 5/15/2044 (b)	75,000	98,015
Series MTN, 6.63%, 6/21/2040	25,000	38,593
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	38,418
3.90%, 5/15/2029	50,000	57,387
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	33,005
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	10,513
3.75%, 5/15/2046	10,000	12,517
4.00%, 5/30/2047	80,000	104,350
4.05%, 3/7/2048	100,000	132,391
4.10%, 3/4/2049	100,000	133,076
Series MTN, 6.25%, 6/15/2037	25,000	38,179
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	30,308
Unum Group:
4.00%, 6/15/2029 (b)	70,000	78,848
4.50%, 3/15/2025	25,000	28,344
4.50%, 12/15/2049	15,000	15,969
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	57,144
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	54,613
3.88%, 9/15/2049	70,000	85,699
4.50%, 9/15/2028	50,000	60,202
WR Berkley Corp. 4.00%, 5/12/2050	45,000	55,240
XLIT, Ltd. 5.50%, 3/31/2045	125,000	174,480
		11,792,328
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	200,000	223,886
3.60%, 11/28/2024	75,000	82,577
4.20%, 12/6/2047 (b)	260,000	325,881

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Alphabet, Inc.:
1.10%, 8/15/2030	$ 165,000	$ 162,215
1.90%, 8/15/2040	350,000	341,544
2.00%, 8/15/2026	250,000	267,775
2.05%, 8/15/2050	250,000	238,290
Amazon.com, Inc.:
0.40%, 6/3/2023	250,000	251,067
0.80%, 6/3/2025	65,000	65,962
1.50%, 6/3/2030	235,000	239,277
2.40%, 2/22/2023	200,000	208,746
2.50%, 11/29/2022	25,000	25,944
2.50%, 6/3/2050	40,000	41,451
2.70%, 6/3/2060	30,000	32,049
2.80%, 8/22/2024	100,000	108,354
3.15%, 8/22/2027	100,000	113,759
3.80%, 12/5/2024	30,000	33,723
3.88%, 8/22/2037	125,000	155,749
4.05%, 8/22/2047	125,000	165,147
4.25%, 8/22/2057	150,000	212,601
4.95%, 12/5/2044	125,000	183,339
5.20%, 12/3/2025	50,000	60,709
Baidu, Inc. 2.88%, 7/6/2022	250,000	256,900
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	284,287
4.10%, 4/13/2025	100,000	113,570
4.63%, 4/13/2030	100,000	124,019
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	181,856
eBay, Inc.:
1.90%, 3/11/2025 (b)	140,000	147,209
2.70%, 3/11/2030 (b)	100,000	107,859
2.75%, 1/30/2023	150,000	156,963
3.45%, 8/1/2024 (b)	25,000	27,300
3.80%, 3/9/2022	50,000	51,844
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	36,291
3.80%, 2/15/2028	50,000	53,466
4.63%, 8/1/2027 (d)	90,000	100,553
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	154,350
		5,336,512
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	52,842
3.88%, 1/15/2026	100,000	108,392
4.20%, 6/10/2024	50,000	54,443
4.25%, 3/1/2025	50,000	54,310
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	248,450
4.13%, 2/1/2025	100,000	104,022
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	253,075
Security Description	Principal Amount	Value
4.00%, 3/30/2025	$ 50,000	$ 52,177
		927,711
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	15,000	15,865
2.70%, 6/1/2030	15,000	16,498
2.98%, 12/15/2055 (d)	50,000	52,259
4.00%, 8/1/2023	25,000	27,023
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	40,687
Steel Dynamics, Inc.:
1.65%, 10/15/2027 (b)	10,000	10,278
2.80%, 12/15/2024	25,000	26,869
3.25%, 10/15/2050	20,000	20,785
3.45%, 4/15/2030	40,000	45,278
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	186,360
6.88%, 11/10/2039	300,000	447,297
8.25%, 1/17/2034	25,000	38,440
		927,639
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	54,678
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	54,966
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	68,082
3.20%, 8/8/2024	45,000	47,718
3.50%, 8/18/2026	30,000	32,164
3.90%, 8/8/2029	40,000	42,998
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	26,967
Series EE, 5.75%, 5/1/2025	290,000	339,300
Sands China, Ltd. 5.13%, 8/8/2025	250,000	280,322
		947,195
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	51,706
Caterpillar Financial Services Corp.:
Series MTN, 0.45%, 9/14/2023	250,000	250,857
Series MTN, 0.80%, 11/13/2025	30,000	30,198
Series MTN, 0.95%, 5/13/2022	100,000	100,939
Series MTN, 1.95%, 11/18/2022	300,000	309,399

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Series MTN, 2.40%, 6/6/2022	$ 150,000	$ 154,566
Series MTN, 2.95%, 2/26/2022	150,000	154,596
Series MTN, 3.75%, 11/24/2023	25,000	27,401
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	100,000	110,393
2.60%, 4/9/2030 (b)	95,000	104,624
3.25%, 4/9/2050	125,000	146,812
3.80%, 8/15/2042	125,000	157,686
4.75%, 5/15/2064	25,000	37,261
Oshkosh Corp. 3.10%, 3/1/2030	10,000	10,886
		1,647,324
MACHINERY-DIVERSIFIED — 0.3%
CNH Industrial Capital LLC:
4.20%, 1/15/2024	100,000	110,039
4.38%, 4/5/2022	15,000	15,685
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	16,902
Deere & Co.:
2.60%, 6/8/2022	25,000	25,684
2.88%, 9/7/2049	35,000	38,929
3.90%, 6/9/2042	225,000	283,183
Flowserve Corp. 3.50%, 10/1/2030	35,000	37,454
IDEX Corp. 3.00%, 5/1/2030	25,000	27,573
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	109,213
Series GMTN, 3.45%, 6/7/2023	25,000	26,878
Series MTN, 2.15%, 9/8/2022	150,000	154,791
Series MTN, 2.25%, 9/14/2026 (b)	100,000	108,115
Series MTN, 2.60%, 3/7/2024	65,000	69,509
Series MTN, 2.80%, 3/6/2023	150,000	158,457
Series MTN, 2.80%, 7/18/2029	50,000	55,895
Series MTN, 3.40%, 9/11/2025	25,000	28,075
Series MTN, 3.45%, 3/13/2025	100,000	112,076
nVent Finance Sarl 4.55%, 4/15/2028	50,000	54,299
Otis Worldwide Corp.:
2.06%, 4/5/2025 (b)	600,000	636,366
2.57%, 2/15/2030	250,000	268,372
3.11%, 2/15/2040	250,000	272,610
Security Description	Principal Amount	Value
Rockwell Automation, Inc.:
3.50%, 3/1/2029	$ 85,000	$ 98,988
4.20%, 3/1/2049	250,000	338,215
Wabtec Corp. 4.40%, 3/15/2024	50,000	54,727
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	300,000	354,972
Xylem, Inc. 1.95%, 1/30/2028	45,000	47,507
		3,504,514
MEDIA — 1.0%
CBS Corp.:
2.90%, 1/15/2027	125,000	137,186
4.20%, 6/1/2029	200,000	239,022
4.95%, 5/19/2050	200,000	259,662
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	349,538
2.80%, 4/1/2031	290,000	305,846
3.70%, 4/1/2051	80,000	82,584
3.85%, 4/1/2061	100,000	100,931
4.20%, 3/15/2028	250,000	287,847
4.46%, 7/23/2022	150,000	158,104
4.80%, 3/1/2050	155,000	184,092
4.91%, 7/23/2025	50,000	58,049
5.05%, 3/30/2029	100,000	121,199
5.38%, 5/1/2047	150,000	187,699
6.48%, 10/23/2045	185,000	261,309
Class USD, 4.50%, 2/1/2024	100,000	111,008
Comcast Corp.:
1.50%, 2/15/2031	150,000	148,237
1.95%, 1/15/2031	70,000	71,754
2.45%, 8/15/2052 (b)	115,000	111,720
2.65%, 8/15/2062	75,000	75,026
2.80%, 1/15/2051	55,000	57,285
3.10%, 4/1/2025	35,000	38,492
3.15%, 3/1/2026	225,000	250,639
3.15%, 2/15/2028	200,000	224,716
3.20%, 7/15/2036	250,000	283,282
3.30%, 2/1/2027	150,000	169,278
3.30%, 4/1/2027	100,000	113,749
3.40%, 4/1/2030	50,000	57,688
3.40%, 7/15/2046	100,000	114,762
3.60%, 3/1/2024	25,000	27,480
3.70%, 4/15/2024	500,000	551,125
3.75%, 4/1/2040	250,000	301,437
3.90%, 3/1/2038	150,000	183,022
3.95%, 10/15/2025	350,000	401,807
4.00%, 11/1/2049	69,000	87,345
4.15%, 10/15/2028	250,000	299,827
4.20%, 8/15/2034	100,000	125,394

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
4.25%, 10/15/2030	$ 50,000	$ 61,435
4.25%, 1/15/2033	50,000	62,792
4.60%, 10/15/2038	305,000	401,999
4.65%, 7/15/2042	75,000	100,676
4.70%, 10/15/2048	500,000	694,225
4.95%, 10/15/2058	105,000	158,619
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	109,154
3.95%, 3/20/2028	30,000	34,396
4.00%, 9/15/2055 (d)	265,000	295,660
4.65%, 5/15/2050	250,000	312,695
5.20%, 9/20/2047	100,000	129,833
Fox Corp.:
3.67%, 1/25/2022	15,000	15,526
4.03%, 1/25/2024	25,000	27,519
4.71%, 1/25/2029	40,000	48,568
5.48%, 1/25/2039	275,000	377,864
5.58%, 1/25/2049	25,000	36,506
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	60,328
6.13%, 1/31/2046	100,000	138,639
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	56,043
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	116,507
5.50%, 9/1/2041	425,000	546,873
5.88%, 11/15/2040	50,000	66,373
6.75%, 6/15/2039	50,000	71,204
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	55,463
Series GMTN, 3.15%, 9/17/2025	25,000	27,735
Series MTN, 3.00%, 7/30/2046	75,000	81,114
Viacom, Inc.:
4.95%, 1/15/2031	250,000	313,690
5.85%, 9/1/2043	200,000	277,894
ViacomCBS, Inc.:
3.70%, 6/1/2028	50,000	57,100
4.38%, 3/15/2043	25,000	29,520
4.75%, 5/15/2025	250,000	290,240
Walt Disney Co.:
1.65%, 9/1/2022	20,000	20,433
1.75%, 8/30/2024	50,000	52,108
1.75%, 1/13/2026	105,000	109,932
2.00%, 9/1/2029	185,000	192,909
2.20%, 1/13/2028	70,000	74,767
2.65%, 1/13/2031 (b)	440,000	482,359
3.35%, 3/24/2025	250,000	277,187
3.38%, 11/15/2026	100,000	112,792
3.50%, 5/13/2040	150,000	176,455
3.60%, 1/13/2051	75,000	90,910
3.70%, 10/15/2025	100,000	113,000
3.80%, 5/13/2060	90,000	113,951
Security Description	Principal Amount	Value
4.00%, 10/1/2023	$ 100,000	$ 108,949
4.70%, 3/23/2050	150,000	212,527
5.40%, 10/1/2043	75,000	109,524
6.65%, 11/15/2037	250,000	393,460
		14,235,594
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	77,921
Timken Co. 4.50%, 12/15/2028	20,000	22,318
		100,239
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	34,433
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	363,475
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (b)	125,000	162,189
5.00%, 9/30/2043	50,000	73,467
Newmont Corp.:
2.25%, 10/1/2030	65,000	68,458
2.80%, 10/1/2029	80,000	87,458
3.70%, 3/15/2023	7,000	7,386
4.88%, 3/15/2042	50,000	67,712
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	32,615
4.75%, 3/22/2042	150,000	208,680
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	282,380
Southern Copper Corp. 5.88%, 4/23/2045	357,000	517,125
		1,905,378
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	100,000	103,017
2.00%, 2/14/2025	100,000	106,022
2.38%, 8/26/2029 (b)	100,000	108,245
2.88%, 10/15/2027	225,000	250,884
3.25%, 8/26/2049	60,000	68,762
Series MTN, 3.38%, 3/1/2029 (b)	50,000	57,852
Series MTN, 3.63%, 10/15/2047	25,000	30,171
Series MTN, 4.00%, 9/14/2048	30,000	38,374
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	69,754
Eaton Corp.:
3.10%, 9/15/2027	100,000	112,031
4.15%, 11/2/2042	25,000	31,649

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
General Electric Co.:
3.45%, 5/1/2027	$ 45,000	$ 50,724
3.63%, 5/1/2030 (b)	50,000	56,993
4.13%, 10/9/2042	18,000	21,086
4.25%, 5/1/2040	305,000	360,174
4.35%, 5/1/2050	305,000	368,952
Series GMTN, 3.45%, 5/15/2024	50,000	54,509
Series MTN, 5.88%, 1/14/2038	50,000	67,823
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	408,544
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	37,559
4.00%, 6/14/2049	40,000	49,921
Series MTN, 3.30%, 11/21/2024	50,000	54,740
Textron, Inc.:
2.45%, 3/15/2031	30,000	30,806
3.90%, 9/17/2029	50,000	57,051
4.00%, 3/15/2026	50,000	56,335
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	36,091
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	117,329
		2,805,398
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	503,340
3.00%, 2/24/2050	250,000	257,215
3.02%, 1/16/2027 (b)	200,000	221,032
3.22%, 4/14/2024	200,000	216,174
3.59%, 4/14/2027	250,000	284,167
3.63%, 4/6/2030	200,000	232,690
3.94%, 9/21/2028	100,000	117,577
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	206,368
3.81%, 2/10/2024	150,000	164,682
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	261,550
3.85%, 6/1/2027	50,000	56,174
3.90%, 2/1/2025	25,000	27,639
Series GMTN, 4.95%, 6/1/2047	100,000	126,108
Chevron Corp.:
1.14%, 5/11/2023	250,000	255,140
1.55%, 5/11/2025	135,000	140,517
2.00%, 5/11/2027	350,000	371,164
2.24%, 5/11/2030 (b)	100,000	107,227
2.95%, 5/16/2026	50,000	55,504
2.98%, 5/11/2040	45,000	49,862
Security Description	Principal Amount	Value
3.08%, 5/11/2050	$ 100,000	$ 111,636
3.19%, 6/24/2023	25,000	26,617
Chevron USA, Inc.:
0.33%, 8/12/2022 (b)	65,000	65,099
0.43%, 8/11/2023	30,000	30,090
0.69%, 8/12/2025	65,000	65,400
1.02%, 8/12/2027	40,000	40,056
2.34%, 8/12/2050	65,000	63,372
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	276,190
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	323,472
4.38%, 5/2/2028	250,000	285,750
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	124,647
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	343,125
ConocoPhillips 6.50%, 2/1/2039	75,000	115,726
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	240,140
5.95%, 3/15/2046	200,000	306,048
6.95%, 4/15/2029	50,000	70,084
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	29,312
5.85%, 12/15/2025	50,000	58,777
Diamondback Energy, Inc.:
2.88%, 12/1/2024	60,000	63,022
3.25%, 12/1/2026	45,000	48,094
3.50%, 12/1/2029	100,000	106,886
Ecopetrol SA:
4.13%, 1/16/2025	100,000	108,991
5.88%, 5/28/2045	225,000	272,257
6.88%, 4/29/2030 (b)	250,000	322,250
7.38%, 9/18/2043	50,000	68,269
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	104,429
3.90%, 4/1/2035	25,000	29,386
4.38%, 4/15/2030	30,000	36,566
4.95%, 4/15/2050	35,000	47,530
Equinor ASA:
2.65%, 1/15/2024	75,000	79,738
2.88%, 4/6/2025	250,000	272,882
3.25%, 11/18/2049	305,000	339,364
3.63%, 9/10/2028 (b)	50,000	58,175
3.63%, 4/6/2040	100,000	120,229
3.70%, 3/1/2024	300,000	329,997
3.95%, 5/15/2043	50,000	60,815
4.80%, 11/8/2043	30,000	40,409
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	154,419
1.90%, 8/16/2022	20,000	20,528
2.02%, 8/16/2024 (b)	50,000	52,628
2.44%, 8/16/2029	50,000	54,285

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
2.61%, 10/15/2030 (b)	$ 300,000	$ 327,609
2.99%, 3/19/2025	150,000	164,227
3.00%, 8/16/2039 (b)	50,000	54,224
3.10%, 8/16/2049	50,000	54,081
3.29%, 3/19/2027	350,000	398,881
3.45%, 4/15/2051	545,000	622,096
3.48%, 3/19/2030	250,000	290,225
4.11%, 3/1/2046	125,000	154,045
4.23%, 3/19/2040	105,000	130,684
4.33%, 3/19/2050	250,000	326,900
Hess Corp.:
5.60%, 2/15/2041	75,000	90,792
5.80%, 4/1/2047	250,000	315,437
HollyFrontier Corp. 2.63%, 10/1/2023	45,000	45,995
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	111,331
Marathon Oil Corp.:
2.80%, 11/1/2022	9,000	9,251
4.40%, 7/15/2027 (b)	50,000	55,532
5.20%, 6/1/2045	50,000	57,150
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	54,378
3.80%, 4/1/2028	30,000	33,445
4.50%, 5/1/2023	250,000	271,552
4.50%, 4/1/2048	25,000	27,854
4.70%, 5/1/2025	350,000	401,184
5.13%, 12/15/2026	150,000	178,902
Nexen, Inc. 5.88%, 3/10/2035	100,000	130,798
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	352,170
5.25%, 11/15/2043	50,000	70,868
Petro-Canada 5.35%, 7/15/2033	25,000	30,459
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	152,145
3.70%, 4/6/2023	20,000	21,421
3.85%, 4/9/2025	180,000	202,687
3.90%, 3/15/2028 (b)	50,000	57,650
4.30%, 4/1/2022	35,000	36,682
4.88%, 11/15/2044	95,000	119,894
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	57,819
Shell International Finance B.V.:
0.38%, 9/15/2023 (b)	200,000	200,438
2.38%, 4/6/2025	250,000	268,017
2.38%, 11/7/2029	100,000	107,561
2.50%, 9/12/2026	150,000	164,379
2.75%, 4/6/2030	250,000	276,427
3.13%, 11/7/2049	100,000	110,663
3.25%, 5/11/2025	100,000	110,979
3.25%, 4/6/2050	500,000	566,962
4.00%, 5/10/2046	100,000	125,489
Security Description	Principal Amount	Value
4.13%, 5/11/2035	$ 75,000	$ 93,845
4.38%, 5/11/2045	250,000	328,952
4.55%, 8/12/2043	250,000	332,005
5.50%, 3/25/2040	25,000	36,017
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	47,380
3.10%, 5/15/2025	40,000	43,810
3.60%, 12/1/2024	25,000	27,591
4.00%, 11/15/2047	70,000	79,323
6.50%, 6/15/2038	50,000	70,156
Total Capital International SA:
3.13%, 5/29/2050	200,000	217,670
3.75%, 4/10/2024	375,000	415,369
Total Capital SA 3.88%, 10/11/2028 (b)	25,000	29,664
Valero Energy Corp.:
1.20%, 3/15/2024	250,000	251,840
2.15%, 9/15/2027	250,000	255,835
2.85%, 4/15/2025	55,000	58,680
3.40%, 9/15/2026	50,000	54,875
6.63%, 6/15/2037	250,000	331,537
		19,034,652
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	104,462
3.34%, 12/15/2027	50,000	56,168
4.08%, 12/15/2047	150,000	171,216
Halliburton Co.:
2.92%, 3/1/2030	500,000	526,974
3.80%, 11/15/2025 (b)	22,000	24,666
4.85%, 11/15/2035	150,000	174,702
5.00%, 11/15/2045	35,000	41,285
7.45%, 9/15/2039	25,000	36,029
National Oilwell Varco, Inc. 3.60%, 12/1/2029 (b)	100,000	104,485
Schlumberger Investment SA 2.65%, 6/26/2030	150,000	160,483
		1,400,470
PACKAGING & CONTAINERS — 0.0% (a)
Berry Global, Inc. 1.57%, 1/15/2026 (d)	250,000	252,208
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	27,853
3.40%, 12/15/2027	35,000	39,415
4.05%, 12/15/2049	10,000	12,445
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	111,713
3.75%, 3/15/2025	100,000	111,481
4.20%, 6/1/2032	50,000	60,611
		615,726

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.0%
AbbVie, Inc.:
2.60%, 11/21/2024	$ 605,000	$ 648,445
2.90%, 11/6/2022	25,000	26,162
2.95%, 11/21/2026	105,000	116,277
3.20%, 5/14/2026	200,000	222,112
3.20%, 11/21/2029	245,000	275,968
3.25%, 10/1/2022	500,000	520,785
3.45%, 3/15/2022	200,000	206,166
3.60%, 5/14/2025	350,000	390,288
3.75%, 11/14/2023	235,000	256,303
3.80%, 3/15/2025	425,000	474,593
3.85%, 6/15/2024	50,000	55,068
4.05%, 11/21/2039	200,000	241,852
4.25%, 11/14/2028	35,000	41,962
4.25%, 11/21/2049	340,000	427,652
4.30%, 5/14/2036	50,000	61,762
4.40%, 11/6/2042	50,000	62,658
4.45%, 5/14/2046	150,000	190,945
4.50%, 5/14/2035	50,000	62,937
4.55%, 3/15/2035	350,000	442,844
4.75%, 3/15/2045	75,000	98,200
4.88%, 11/14/2048	25,000	33,994
AmerisourceBergen Corp.:
2.80%, 5/15/2030	100,000	108,778
3.45%, 12/15/2027	50,000	56,931
AstraZeneca PLC:
0.70%, 4/8/2026	500,000	497,155
2.38%, 6/12/2022	400,000	411,416
3.38%, 11/16/2025	35,000	39,336
3.50%, 8/17/2023	50,000	53,897
4.00%, 1/17/2029	35,000	41,766
4.00%, 9/18/2042	25,000	31,062
4.38%, 8/17/2048	40,000	53,774
6.45%, 9/15/2037	25,000	38,395
Becton Dickinson & Co.:
3.70%, 6/6/2027	163,000	186,479
3.73%, 12/15/2024	50,000	55,381
4.67%, 6/6/2047	210,000	275,001
4.69%, 12/15/2044	20,000	25,826
Becton Dickinson and Co.:
2.89%, 6/6/2022	200,000	206,430
3.36%, 6/6/2024	50,000	54,237
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023 (b)	35,000	35,055
0.75%, 11/13/2025	50,000	50,340
1.13%, 11/13/2027	50,000	50,467
1.45%, 11/13/2030	30,000	30,123
2.35%, 11/13/2040	20,000	20,471
2.55%, 11/13/2050	30,000	30,658
2.60%, 5/16/2022	50,000	51,592
2.90%, 7/26/2024	500,000	542,640
3.25%, 2/20/2023	50,000	52,955
3.25%, 2/27/2027 (b)	250,000	283,180
Security Description	Principal Amount	Value
3.25%, 8/1/2042	$ 50,000	$ 57,521
3.63%, 5/15/2024	25,000	27,423
3.88%, 8/15/2025	275,000	313,646
3.90%, 2/20/2028	100,000	118,689
4.13%, 6/15/2039	35,000	44,869
4.25%, 10/26/2049	150,000	202,357
4.35%, 11/15/2047	225,000	302,866
4.55%, 2/20/2048	100,000	138,773
4.63%, 5/15/2044	50,000	67,817
5.00%, 8/15/2045	150,000	216,424
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	268,890
3.41%, 6/15/2027	300,000	338,559
4.90%, 9/15/2045	25,000	30,934
Cigna Corp.:
2.40%, 3/15/2030	120,000	127,712
3.05%, 10/15/2027	50,000	55,776
3.20%, 3/15/2040	85,000	93,475
3.40%, 3/15/2050	415,000	465,709
3.75%, 7/15/2023	67,000	72,365
4.38%, 10/15/2028	310,000	374,278
4.80%, 8/15/2038	60,000	78,026
4.90%, 12/15/2048	295,000	405,227
6.13%, 11/15/2041	25,000	36,903
CVS Health Corp.:
1.30%, 8/21/2027	300,000	301,968
1.88%, 2/28/2031	250,000	253,097
2.70%, 8/21/2040	350,000	354,882
2.88%, 6/1/2026	210,000	230,689
3.38%, 8/12/2024	25,000	27,297
3.50%, 7/20/2022	200,000	208,758
3.70%, 3/9/2023	41,000	43,849
3.75%, 4/1/2030	250,000	291,470
3.88%, 7/20/2025	20,000	22,649
4.10%, 3/25/2025	311,000	352,742
4.13%, 4/1/2040	350,000	418,967
4.30%, 3/25/2028	460,000	545,215
4.78%, 3/25/2038	675,000	854,806
4.88%, 7/20/2035	45,000	58,473
5.05%, 3/25/2048	300,000	405,606
5.13%, 7/20/2045	185,000	248,202
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	98,332
2.35%, 5/15/2022	300,000	308,211
2.50%, 9/15/2060 (b)	250,000	250,915
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	100,500
2.88%, 6/1/2022	100,000	103,459
3.00%, 6/1/2024	70,000	75,648
3.38%, 6/1/2029	85,000	98,845
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,369
3.38%, 5/15/2023	100,000	107,126
3.63%, 5/15/2025 (b)	55,000	61,976
3.88%, 5/15/2028	100,000	119,001

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
4.20%, 3/18/2043	$ 25,000	$ 32,272
6.38%, 5/15/2038	50,000	79,005
Johnson & Johnson:
0.55%, 9/1/2025	50,000	50,198
0.95%, 9/1/2027	65,000	65,260
1.30%, 9/1/2030	570,000	573,152
2.10%, 9/1/2040	65,000	65,587
2.25%, 9/1/2050	100,000	101,179
2.45%, 3/1/2026 (b)	30,000	32,638
2.45%, 9/1/2060	65,000	67,536
2.90%, 1/15/2028	250,000	282,325
3.38%, 12/5/2023	25,000	27,297
3.40%, 1/15/2038	100,000	120,026
3.55%, 3/1/2036	150,000	183,790
3.63%, 3/3/2037	200,000	245,382
3.75%, 3/3/2047	100,000	129,157
4.50%, 12/5/2043	50,000	70,066
Mckesson Corp. 0.90%, 12/3/2025	370,000	371,876
McKesson Corp.:
2.85%, 3/15/2023	25,000	26,121
3.95%, 2/16/2028	60,000	70,012
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	33,158
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	353,139
1.45%, 6/24/2030	55,000	55,631
2.35%, 2/10/2022	50,000	51,140
2.35%, 6/24/2040	70,000	72,434
2.40%, 9/15/2022	25,000	25,782
2.75%, 2/10/2025	325,000	353,473
2.90%, 3/7/2024	45,000	48,512
3.40%, 3/7/2029	100,000	116,312
3.60%, 9/15/2042	25,000	30,878
3.70%, 2/10/2045	50,000	62,206
3.90%, 3/7/2039	100,000	126,736
4.00%, 3/7/2049	65,000	85,862
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	104,847
2.00%, 2/14/2027	100,000	106,590
2.20%, 8/14/2030	100,000	107,548
2.40%, 5/17/2022	300,000	308,268
2.75%, 8/14/2050	65,000	71,447
3.00%, 11/20/2025	25,000	27,677
3.10%, 5/17/2027 (b)	30,000	33,710
3.40%, 5/6/2024	25,000	27,456
4.00%, 11/20/2045	50,000	65,425
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	56,641
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	155,118
2.55%, 5/28/2040	150,000	159,418
2.70%, 5/28/2050	250,000	268,037
2.95%, 3/15/2024	100,000	107,911
3.00%, 12/15/2026	150,000	169,288
Security Description	Principal Amount	Value
3.20%, 9/15/2023	$ 50,000	$ 53,854
3.40%, 5/15/2024	25,000	27,487
3.45%, 3/15/2029	100,000	116,727
3.60%, 9/15/2028 (b)	100,000	117,878
3.90%, 3/15/2039	25,000	31,184
4.00%, 12/15/2036	150,000	190,453
4.00%, 3/15/2049	100,000	131,189
4.10%, 9/15/2038	200,000	255,504
4.20%, 9/15/2048	35,000	46,882
7.20%, 3/15/2039	75,000	129,163
Sanofi 3.63%, 6/19/2028	100,000	116,809
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	100,000	105,992
3.20%, 9/23/2026	30,000	33,550
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	255,377
3.03%, 7/9/2040	200,000	211,388
4.40%, 11/26/2023	100,000	110,787
5.00%, 11/26/2028	100,000	124,273
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	327,425
Viatris, Inc.:
1.13%, 6/22/2022 (d)	500,000	504,640
2.70%, 6/22/2030 (d)	150,000	159,111
3.85%, 6/22/2040 (d)	500,000	564,336
4.00%, 6/22/2050 (d)	150,000	171,334
Wyeth LLC 6.00%, 2/15/2036	25,000	37,367
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	55,970
3.00%, 5/15/2050	105,000	115,585
3.90%, 8/20/2028	50,000	58,941
4.45%, 8/20/2048	25,000	33,393
4.70%, 2/1/2043	25,000	34,244
		27,845,975
PIPELINES — 0.9%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	46,821
4.80%, 5/3/2029	40,000	45,800
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	90,000	100,103
Enable Midstream Partners L.P.:
4.15%, 9/15/2029 (b)	100,000	98,530
4.40%, 3/15/2027	50,000	50,630
4.95%, 5/15/2028	30,000	30,743
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	51,879
3.70%, 7/15/2027	50,000	57,055
4.00%, 11/15/2049	100,000	114,197
4.25%, 12/1/2026	50,000	58,570

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	$ 50,000	$ 55,001
4.75%, 1/15/2026	225,000	254,797
5.00%, 5/15/2050	250,000	270,902
5.15%, 2/1/2043	25,000	26,363
5.15%, 3/15/2045	225,000	243,594
5.20%, 2/1/2022	100,000	103,593
5.25%, 4/15/2029	275,000	320,969
5.88%, 1/15/2024	250,000	280,867
6.25%, 4/15/2049	275,000	333,919
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	111,075
3.20%, 2/15/2052	200,000	202,654
3.50%, 2/1/2022	25,000	25,843
3.70%, 1/31/2051	500,000	550,390
3.75%, 2/15/2025	75,000	84,019
3.95%, 2/15/2027	200,000	231,598
4.15%, 10/16/2028	25,000	29,630
4.20%, 1/31/2050	65,000	76,069
4.80%, 2/1/2049	25,000	31,590
4.85%, 3/15/2044	50,000	61,784
4.90%, 5/15/2046	50,000	62,851
5.10%, 2/15/2045	200,000	257,866
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	240,522
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	151,876
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	31,205
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	110,565
3.15%, 1/15/2023 (b)	450,000	473,161
4.30%, 6/1/2025	300,000	342,489
5.05%, 2/15/2046	50,000	60,898
5.30%, 12/1/2034	200,000	246,712
5.55%, 6/1/2045	150,000	193,231
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	57,211
4.85%, 2/1/2049	275,000	345,843
5.00%, 3/1/2026	50,000	59,654
MPLX L.P.:
1.75%, 3/1/2026	35,000	36,199
2.65%, 8/15/2030	500,000	524,006
3.50%, 12/1/2022	75,000	78,785
4.00%, 3/15/2028	35,000	40,285
4.50%, 4/15/2038	180,000	206,606
4.70%, 4/15/2048	100,000	118,760
4.80%, 2/15/2029	105,000	126,146
4.88%, 6/1/2025	50,000	57,761
4.90%, 4/15/2058	25,000	29,775
Security Description	Principal Amount	Value
5.20%, 3/1/2047	$ 100,000	$ 123,213
5.20%, 12/1/2047	100,000	121,547
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	26,039
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	25,853
2.75%, 9/1/2024	100,000	105,553
3.10%, 3/15/2030	25,000	26,550
3.40%, 9/1/2029 (b)	100,000	107,301
4.00%, 7/13/2027	30,000	33,416
4.45%, 9/1/2049	40,000	42,283
4.50%, 3/15/2050	25,000	26,535
4.55%, 7/15/2028	50,000	57,183
4.95%, 7/13/2047	150,000	168,616
5.20%, 7/15/2048	25,000	29,108
Phillips 66 Partners L.P.:
2.45%, 12/15/2024 (b)	100,000	104,997
3.15%, 12/15/2029 (b)	100,000	104,352
3.55%, 10/1/2026	10,000	10,957
3.75%, 3/1/2028	25,000	27,191
4.90%, 10/1/2046	10,000	11,243
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	26,696
4.50%, 12/15/2026	50,000	56,042
4.65%, 10/15/2025	400,000	447,184
4.70%, 6/15/2044	25,000	26,044
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	114,759
4.50%, 5/15/2030 (b) (d)	250,000	297,185
5.63%, 3/1/2025	200,000	233,506
5.75%, 5/15/2024	75,000	85,813
5.88%, 6/30/2026	250,000	302,345
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	391,548
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	54,669
5.30%, 4/1/2044	25,000	26,996
5.35%, 5/15/2045	25,000	27,475
5.40%, 10/1/2047	150,000	167,784
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	103,384
4.10%, 4/15/2030	200,000	236,740
4.63%, 3/1/2034	250,000	305,145
4.75%, 5/15/2038	100,000	123,990
7.63%, 1/15/2039	25,000	39,124
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	262,442
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	57,946
Williams Cos., Inc.:
3.50%, 11/15/2030 (b)	100,000	113,404
3.60%, 3/15/2022	100,000	103,208

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.70%, 1/15/2023	$ 20,000	$ 21,203
3.75%, 6/15/2027	200,000	228,724
3.90%, 1/15/2025	50,000	55,548
4.55%, 6/24/2024	65,000	72,784
5.10%, 9/15/2045	125,000	155,574
5.75%, 6/24/2044	25,000	32,318
		13,122,909
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	60,000	68,854
3.45%, 4/30/2025	100,000	110,894
4.00%, 2/1/2050	100,000	125,575
4.70%, 7/1/2030	35,000	43,451
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	54,457
3.63%, 11/15/2027	30,000	32,987
American Tower Corp.:
2.25%, 1/15/2022	100,000	101,898
2.75%, 1/15/2027	200,000	217,494
3.00%, 6/15/2023	250,000	265,102
3.10%, 6/15/2050	100,000	103,121
3.13%, 1/15/2027	100,000	110,330
3.38%, 10/15/2026	75,000	84,265
3.50%, 1/31/2023	50,000	53,063
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,931
Series GMTN, 2.95%, 5/11/2026	50,000	55,385
Series MTN, 2.45%, 1/15/2031	70,000	75,295
Series MTN, 3.20%, 1/15/2028 (b)	40,000	44,610
Series MTN, 3.30%, 6/1/2029	65,000	73,750
Series MTN, 3.90%, 10/15/2046	50,000	60,526
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	163,494
2.90%, 3/15/2030	35,000	37,646
3.40%, 6/21/2029	100,000	111,634
3.65%, 2/1/2026	100,000	114,028
3.85%, 2/1/2023	75,000	79,810
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	54,210
4.05%, 7/1/2030	25,000	28,755
4.13%, 6/15/2026	50,000	56,814
4.13%, 5/15/2029	100,000	114,953
Security Description	Principal Amount	Value
Camden Property Trust:
3.15%, 7/1/2029	$ 65,000	$ 73,264
4.10%, 10/15/2028	20,000	23,768
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	59,059
Corporate Office Properties L.P. 2.25%, 3/15/2026	35,000	36,474
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	271,875
3.65%, 9/1/2027	150,000	169,936
3.70%, 6/15/2026	15,000	16,916
4.00%, 3/1/2027	20,000	22,940
4.75%, 5/15/2047	100,000	128,186
5.25%, 1/15/2023	100,000	109,544
CubeSmart L.P.:
3.00%, 2/15/2030 (b)	100,000	109,060
4.38%, 2/15/2029	30,000	35,363
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	160,327
3.45%, 11/15/2029	60,000	64,570
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	130,467
3.70%, 8/15/2027	150,000	172,758
Duke Realty L.P.:
3.05%, 3/1/2050	10,000	10,859
4.00%, 9/15/2028	100,000	117,938
Equinix, Inc.:
1.00%, 9/15/2025	150,000	150,534
1.55%, 3/15/2028	75,000	75,889
2.63%, 11/18/2024	65,000	69,478
2.95%, 9/15/2051	150,000	151,888
3.20%, 11/18/2029	45,000	49,491
5.38%, 5/15/2027	60,000	65,301
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	27,879
3.50%, 3/1/2028	100,000	114,216
4.00%, 8/1/2047	50,000	61,848
4.15%, 12/1/2028	100,000	119,143
Essex Portfolio L.P.:
3.00%, 1/15/2030	25,000	27,466
3.63%, 5/1/2027	50,000	56,277
4.00%, 3/1/2029	65,000	75,609
4.50%, 3/15/2048	50,000	64,780
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	81,498
3.25%, 7/15/2027	50,000	54,370
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	57,805
4.00%, 1/15/2030	65,000	70,775
4.00%, 1/15/2031	50,000	54,541
5.25%, 6/1/2025	20,000	22,541

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
5.38%, 11/1/2023	$ 20,000	$ 21,849
5.38%, 4/15/2026	40,000	45,900
5.75%, 6/1/2028	20,000	23,673
HCP, Inc. 3.88%, 8/15/2024	50,000	55,477
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	25,838
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	54,999
3.50%, 8/1/2026	25,000	28,314
Healthpeak Properties, Inc. 2.88%, 1/15/2031	125,000	136,262
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	26,317
3.88%, 3/1/2027	50,000	55,291
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	52,871
Series H, 3.38%, 12/15/2029	150,000	154,063
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	211,546
4.65%, 4/1/2029	25,000	29,109
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	53,170
3.45%, 12/15/2024 (b)	50,000	53,982
4.75%, 12/15/2028	25,000	29,441
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	54,551
3.30%, 2/1/2025	40,000	43,841
3.70%, 10/1/2049	100,000	107,309
3.80%, 4/1/2027	25,000	28,301
Life Storage L.P. 4.00%, 6/15/2029 (b)	100,000	117,051
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	56,568
3.95%, 3/15/2029	100,000	117,372
National Retail Properties, Inc.:
3.10%, 4/15/2050	100,000	96,268
3.60%, 12/15/2026	50,000	54,777
4.30%, 10/15/2028	35,000	40,492
Office Properties Income Trust:
4.25%, 5/15/2024	50,000	52,099
4.50%, 2/1/2025	25,000	26,530
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	50,000	53,102
4.38%, 8/1/2023	150,000	162,382
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	107,593
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	101,334
Security Description	Principal Amount	Value
Prologis L.P.:
1.25%, 10/15/2030	$ 30,000	$ 29,692
2.13%, 4/15/2027	50,000	53,744
2.25%, 4/15/2030	65,000	69,756
3.00%, 4/15/2050	50,000	55,311
3.75%, 11/1/2025	50,000	57,105
4.38%, 2/1/2029	65,000	79,487
Public Storage 2.37%, 9/15/2022	125,000	129,174
Realty Income Corp.:
0.75%, 3/15/2026	250,000	249,595
1.80%, 3/15/2033	300,000	300,957
3.65%, 1/15/2028	100,000	113,664
3.88%, 4/15/2025	100,000	112,799
4.13%, 10/15/2026	50,000	58,858
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	56,922
4.40%, 2/1/2047	150,000	173,815
Sabra Health Care L.P.:
4.80%, 6/1/2024	25,000	26,768
5.13%, 8/15/2026	25,000	27,943
Simon Property Group L.P.:
2.63%, 6/15/2022 (b)	100,000	102,695
2.65%, 7/15/2030	350,000	371,973
2.75%, 6/1/2023	200,000	209,648
4.25%, 11/30/2046	50,000	58,256
Spirit Realty L.P. 3.40%, 1/15/2030	100,000	108,523
STORE Capital Corp. 4.50%, 3/15/2028	50,000	56,948
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	52,357
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	167,965
Series MTN, 1.90%, 3/15/2033	250,000	248,777
Series MTN, 2.95%, 9/1/2026	25,000	27,421
Series MTN, 3.50%, 7/1/2027	50,000	55,818
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,786
3.00%, 1/15/2030	50,000	53,728
3.10%, 1/15/2023	50,000	52,440
3.85%, 4/1/2027	100,000	111,549
4.00%, 3/1/2028	100,000	114,137
4.38%, 2/1/2045	75,000	82,653
VEREIT Operating Partnership L.P.:
2.85%, 12/15/2032	250,000	261,317
3.10%, 12/15/2029 (b)	150,000	161,892
3.95%, 8/15/2027	40,000	45,430
4.60%, 2/6/2024	5,000	5,507
4.63%, 11/1/2025	50,000	57,604
4.88%, 6/1/2026	10,000	11,731

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Vornado Realty L.P. 3.50%, 1/15/2025 (b)	$ 50,000	$ 52,790
Welltower, Inc.:
2.70%, 2/15/2027	50,000	54,975
3.10%, 1/15/2030	55,000	60,075
4.00%, 6/1/2025	175,000	197,888
4.13%, 3/15/2029	100,000	116,609
Weyerhaeuser Co. 4.00%, 11/15/2029	200,000	235,822
WP Carey, Inc. 3.85%, 7/15/2029	100,000	114,040
		12,783,581
RETAIL — 0.9%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	115,206
AutoNation, Inc. 4.75%, 6/1/2030	50,000	60,232
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	39,615
3.13%, 4/18/2024	100,000	107,727
3.75%, 6/1/2027	100,000	114,880
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	60,182
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	103,010
1.60%, 4/20/2030	65,000	66,648
1.75%, 4/20/2032	530,000	549,536
2.30%, 5/18/2022 (b)	150,000	154,111
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	16,522
4.55%, 2/15/2048	15,000	16,602
Dollar General Corp.:
4.13%, 5/1/2028	70,000	82,809
4.15%, 11/1/2025 (b)	25,000	28,869
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	101,796
4.00%, 5/15/2025	100,000	112,879
4.20%, 5/15/2028	45,000	53,545
Home Depot, Inc.:
2.13%, 9/15/2026	150,000	161,598
2.50%, 4/15/2027	350,000	383,323
2.63%, 6/1/2022	150,000	154,672
2.70%, 4/15/2030	250,000	278,767
2.80%, 9/14/2027	250,000	278,955
3.00%, 4/1/2026 (b)	350,000	391,062
3.13%, 12/15/2049	100,000	115,216
3.30%, 4/15/2040	250,000	294,215
3.35%, 4/15/2050	150,000	178,950
3.75%, 2/15/2024	25,000	27,415
4.25%, 4/1/2046	35,000	46,502
5.95%, 4/1/2041	50,000	77,950
Kohl's Corp.:
5.55%, 7/17/2045 (b)	20,000	21,488
9.50%, 5/15/2025 (b)	30,000	38,881
Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
1.30%, 4/15/2028	$ 20,000	$ 20,119
1.70%, 10/15/2030	20,000	20,216
2.50%, 4/15/2026	50,000	54,277
3.00%, 10/15/2050	265,000	284,239
3.10%, 5/3/2027	200,000	224,666
3.38%, 9/15/2025 (b)	25,000	27,914
3.70%, 4/15/2046	50,000	59,608
4.05%, 5/3/2047	300,000	375,072
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,543
Series MTN, 2.13%, 3/1/2030 (b)	15,000	15,797
Series MTN, 2.63%, 9/1/2029	75,000	82,085
Series MTN, 3.35%, 4/1/2023	80,000	85,172
Series MTN, 3.50%, 3/1/2027	50,000	56,991
Series MTN, 3.60%, 7/1/2030	250,000	292,865
Series MTN, 3.63%, 9/1/2049	160,000	187,877
Series MTN, 3.70%, 1/30/2026	75,000	85,244
Series MTN, 3.80%, 4/1/2028	100,000	117,007
Series MTN, 4.45%, 3/1/2047	125,000	161,790
Series MTN, 4.45%, 9/1/2048	20,000	26,070
Series MTN, 4.70%, 12/9/2035	150,000	195,168
Series MTN, 4.88%, 12/9/2045	100,000	135,627
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	45,054
3.60%, 9/1/2027	50,000	57,230
4.35%, 6/1/2028	100,000	119,151
Starbucks Corp.:
2.00%, 3/12/2027	100,000	106,112
2.25%, 3/12/2030 (b)	100,000	105,994
2.55%, 11/15/2030	100,000	108,092
3.35%, 3/12/2050	25,000	27,818
3.50%, 11/15/2050	150,000	172,395
3.80%, 8/15/2025	50,000	56,888
3.85%, 10/1/2023 (b)	25,000	27,119
4.00%, 11/15/2028 (b)	50,000	59,475
4.45%, 8/15/2049	100,000	131,435
4.50%, 11/15/2048	30,000	38,971
Target Corp.:
2.25%, 4/15/2025	500,000	535,590
2.50%, 4/15/2026 (b)	50,000	55,259
3.38%, 4/15/2029	100,000	117,202

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	$ 250,000	$ 252,262
2.25%, 9/15/2026	50,000	53,955
3.50%, 4/15/2025	350,000	390,523
Walgreen Co. 3.10%, 9/15/2022	25,000	26,121
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	54,162
3.45%, 6/1/2026	250,000	277,035
4.10%, 4/15/2050	350,000	370,727
4.50%, 11/18/2034	25,000	28,789
4.65%, 6/1/2046	25,000	27,839
Walmart, Inc.:
2.65%, 12/15/2024 (b)	150,000	162,423
2.95%, 9/24/2049	150,000	172,689
3.25%, 7/8/2029	80,000	93,094
3.30%, 4/22/2024	325,000	353,746
3.40%, 6/26/2023	325,000	349,186
3.70%, 6/26/2028	425,000	500,233
3.95%, 6/28/2038	325,000	413,809
4.05%, 6/29/2048	185,000	250,394
		12,297,282
SEMICONDUCTORS — 0.5%
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	31,134
3.90%, 10/1/2025	25,000	28,664
4.35%, 4/1/2047 (b)	100,000	138,592
5.10%, 10/1/2035	50,000	69,046
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	200,000	208,220
3.88%, 1/15/2027	350,000	392,658
Broadcom, Inc.:
2.25%, 11/15/2023	70,000	73,130
3.15%, 11/15/2025	80,000	87,364
3.63%, 10/15/2024	250,000	274,532
4.11%, 9/15/2028	159,000	181,858
4.15%, 11/15/2030	100,000	115,629
4.30%, 11/15/2032	55,000	65,190
4.70%, 4/15/2025	315,000	361,214
4.75%, 4/15/2029	150,000	178,950
5.00%, 4/15/2030	200,000	243,244
Intel Corp.:
2.35%, 5/11/2022	50,000	51,316
2.45%, 11/15/2029	150,000	162,180
2.88%, 5/11/2024	200,000	215,704
3.10%, 2/15/2060	150,000	161,991
3.15%, 5/11/2027	200,000	224,934
3.25%, 11/15/2049	150,000	168,406
3.75%, 3/25/2027	300,000	348,069
4.10%, 5/19/2046	370,000	465,623
4.10%, 5/11/2047	50,000	63,237
4.75%, 3/25/2050	150,000	209,104
Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$ 50,000	$ 56,416
4.10%, 3/15/2029	65,000	77,901
Lam Research Corp.:
3.75%, 3/15/2026	50,000	57,224
4.00%, 3/15/2029	280,000	335,910
4.88%, 3/15/2049	25,000	36,307
Micron Technology, Inc.:
2.50%, 4/24/2023	30,000	31,284
4.66%, 2/15/2030	200,000	245,366
NVIDIA Corp.:
3.20%, 9/16/2026	50,000	56,647
3.50%, 4/1/2040	300,000	358,932
3.50%, 4/1/2050	150,000	181,836
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	100,000	112,871
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	10,000	10,752
3.15%, 5/1/2027 (d)	15,000	16,539
3.40%, 5/1/2030 (d)	20,000	22,721
QUALCOMM, Inc.:
2.15%, 5/20/2030	100,000	106,081
2.60%, 1/30/2023	200,000	209,680
2.90%, 5/20/2024	200,000	215,548
3.25%, 5/20/2027	50,000	56,779
3.25%, 5/20/2050 (b)	45,000	52,214
3.45%, 5/20/2025	50,000	55,772
4.30%, 5/20/2047	50,000	67,249
4.80%, 5/20/2045	25,000	35,444
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	78,315
3.88%, 3/15/2039	250,000	313,340
4.15%, 5/15/2048	150,000	200,874
Xilinx, Inc. 2.95%, 6/1/2024	50,000	53,791
		7,565,782
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	196,364
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,579
1.90%, 2/1/2025	30,000	31,707
2.30%, 2/1/2030	30,000	32,414
3.25%, 2/1/2025	25,000	27,591
Autodesk, Inc. 3.50%, 6/15/2027	50,000	56,417
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	50,000	54,913
Citrix Systems, Inc. 3.30%, 3/1/2030	100,000	110,527

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	$ 200,000	$ 222,502
3.75%, 5/21/2029	20,000	23,573
3.88%, 6/5/2024	7,000	7,703
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	53,393
2.65%, 6/1/2030	50,000	54,250
2.75%, 7/1/2024	100,000	107,405
3.20%, 7/1/2026	275,000	307,898
3.50%, 7/1/2029	65,000	74,662
3.80%, 10/1/2023	150,000	163,529
4.20%, 10/1/2028	65,000	77,536
4.40%, 7/1/2049	60,000	79,973
Intuit, Inc.:
0.95%, 7/15/2025	15,000	15,190
1.65%, 7/15/2030	15,000	15,417
Microsoft Corp.:
2.00%, 8/8/2023	50,000	52,165
2.40%, 2/6/2022	300,000	306,624
2.40%, 8/8/2026	200,000	218,172
2.53%, 6/1/2050	918,000	966,608
2.65%, 11/3/2022	300,000	312,333
2.68%, 6/1/2060	288,000	313,030
2.88%, 2/6/2024	500,000	537,073
3.13%, 11/3/2025	50,000	55,869
3.30%, 2/6/2027	280,000	319,074
3.45%, 8/8/2036	550,000	677,798
3.63%, 12/15/2023	25,000	27,305
3.70%, 8/8/2046	150,000	189,822
3.95%, 8/8/2056	62,000	84,908
4.10%, 2/6/2037	157,000	205,293
4.20%, 11/3/2035	65,000	85,536
Oracle Corp.:
2.40%, 9/15/2023	200,000	210,382
2.50%, 5/15/2022	50,000	51,324
2.50%, 4/1/2025	600,000	644,742
2.63%, 2/15/2023	235,000	246,153
2.65%, 7/15/2026	45,000	49,316
2.80%, 4/1/2027	250,000	275,975
2.95%, 5/15/2025	10,000	10,959
2.95%, 4/1/2030	300,000	335,331
3.60%, 4/1/2040	250,000	293,287
3.60%, 4/1/2050	525,000	612,864
3.80%, 11/15/2037	180,000	216,360
3.85%, 7/15/2036	150,000	181,464
3.85%, 4/1/2060	250,000	306,000
3.90%, 5/15/2035	5,000	6,113
4.00%, 7/15/2046	180,000	220,608
4.30%, 7/8/2034	200,000	252,970
4.38%, 5/15/2055	10,000	13,142
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	293,023
3.70%, 4/11/2028	25,000	29,480
Security Description	Principal Amount	Value
ServiceNow, Inc. 1.40%, 9/1/2030	$ 65,000	$ 63,400
VMware, Inc. 3.90%, 8/21/2027	150,000	169,368
		10,567,414
TELECOMMUNICATIONS — 1.5%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	217,318
3.13%, 7/16/2022	100,000	103,954
4.38%, 7/16/2042	50,000	62,402
4.38%, 4/22/2049	200,000	257,078
6.13%, 3/30/2040	100,000	147,924
AT&T, Inc.:
1.65%, 2/1/2028	30,000	30,663
2.25%, 2/1/2032	125,000	126,625
2.30%, 6/1/2027	550,000	586,019
2.55%, 12/1/2033 (d)	350,000	358,753
2.75%, 6/1/2031	350,000	373,996
3.10%, 2/1/2043	150,000	152,514
3.30%, 2/1/2052	90,000	89,297
3.40%, 5/15/2025	250,000	277,790
3.50%, 6/1/2041	100,000	107,391
3.50%, 9/15/2053 (d)	650,000	653,607
3.50%, 2/1/2061	100,000	98,756
3.55%, 9/15/2055 (d)	429,000	430,866
3.65%, 6/1/2051	100,000	104,654
3.65%, 9/15/2059 (d)	694,000	699,691
3.80%, 2/15/2027	150,000	172,511
3.80%, 12/1/2057 (d)	471,000	491,974
3.85%, 6/1/2060	45,000	47,409
4.10%, 2/15/2028	184,000	216,099
4.13%, 2/17/2026	350,000	404,680
4.45%, 4/1/2024	25,000	27,907
4.50%, 5/15/2035	300,000	363,471
4.55%, 3/9/2049	208,000	248,208
4.65%, 6/1/2044	25,000	29,466
4.75%, 5/15/2046	30,000	36,948
4.85%, 3/1/2039	570,000	706,652
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	71,782
4.46%, 4/1/2048	30,000	39,942
British Telecommunications PLC 5.13%, 12/4/2028	200,000	245,918
Cisco Systems, Inc.:
3.00%, 6/15/2022	25,000	26,001
3.50%, 6/15/2025	25,000	28,253
3.63%, 3/4/2024	25,000	27,524
5.50%, 1/15/2040	300,000	449,883
Corning, Inc.:
4.38%, 11/15/2057	25,000	30,799
5.35%, 11/15/2048	100,000	141,011
5.75%, 8/15/2040	25,000	33,804

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	$ 250,000	$ 394,702
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	252,965
2.00%, 12/10/2030	250,000	246,590
3.75%, 8/15/2029	100,000	114,949
Motorola Solutions, Inc.:
4.00%, 9/1/2024	23,000	25,702
4.60%, 2/23/2028	125,000	150,961
4.60%, 5/23/2029	50,000	60,056
Orange SA 5.50%, 2/6/2044	50,000	73,143
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	31,513
3.70%, 11/15/2049	50,000	58,969
4.30%, 2/15/2048	40,000	51,005
4.35%, 5/1/2049	155,000	200,460
5.00%, 3/15/2044	50,000	68,570
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	180,570
5.21%, 3/8/2047	300,000	383,358
5.52%, 3/1/2049	150,000	200,843
7.05%, 6/20/2036	25,000	37,294
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	37,960
TELUS Corp. 4.60%, 11/16/2048	150,000	197,579
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (d)	45,000	46,825
2.25%, 11/15/2031 (d)	50,000	51,285
2.55%, 2/15/2031 (d)	165,000	173,390
3.00%, 2/15/2041 (d)	55,000	56,866
3.30%, 2/15/2051 (d)	100,000	102,750
3.50%, 4/15/2025 (d)	150,000	165,962
3.60%, 11/15/2060 (d)	20,000	21,234
3.75%, 4/15/2027 (d)	150,000	171,071
3.88%, 4/15/2030 (d)	380,000	439,314
4.38%, 4/15/2040 (d)	350,000	427,217
4.50%, 4/15/2050 (d)	45,000	55,764
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	201,636
1.50%, 9/18/2030	60,000	58,916
1.68%, 10/30/2030 (d)	55,000	54,645
1.75%, 1/20/2031	200,000	199,256
2.63%, 8/15/2026	50,000	54,761
2.65%, 11/20/2040	200,000	202,058
2.88%, 11/20/2050	200,000	201,304
2.99%, 10/30/2056 (d)	837,000	842,457
3.00%, 11/20/2060	175,000	176,402
3.15%, 3/22/2030	500,000	560,706
3.38%, 2/15/2025	500,000	555,205
3.88%, 2/8/2029	10,000	11,766
4.00%, 3/22/2050	500,000	605,028
4.02%, 12/3/2029	350,000	415,320
Security Description	Principal Amount	Value
4.27%, 1/15/2036	$ 28,000	$ 34,655
4.33%, 9/21/2028	285,000	342,661
4.40%, 11/1/2034	250,000	312,105
4.50%, 8/10/2033	250,000	315,345
4.52%, 9/15/2048	25,000	32,374
4.81%, 3/15/2039	100,000	130,560
5.01%, 4/15/2049	15,000	20,779
5.15%, 9/15/2023	300,000	338,133
Vodafone Group PLC:
3.75%, 1/16/2024	520,000	568,474
4.13%, 5/30/2025	50,000	57,178
4.38%, 5/30/2028 (b)	500,000	599,655
4.38%, 2/19/2043	75,000	93,065
5.00%, 5/30/2038	250,000	326,845
5.25%, 5/30/2048	225,000	312,395
		20,822,091
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	112,152
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	33,053
3.90%, 11/19/2029 (b)	100,000	113,527
		146,580
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	17,034
3.40%, 9/1/2024	100,000	109,748
3.55%, 2/15/2050	250,000	306,495
3.75%, 4/1/2024	25,000	27,379
3.90%, 8/1/2046	100,000	127,282
4.05%, 6/15/2048	155,000	203,642
4.13%, 6/15/2047	150,000	197,742
4.15%, 12/15/2048	30,000	39,937
4.45%, 3/15/2043	50,000	66,794
4.55%, 9/1/2044	50,000	67,997
4.90%, 4/1/2044	125,000	176,675
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	15,398
2.75%, 3/1/2026	100,000	109,708
2.95%, 11/21/2024	50,000	53,987
3.20%, 8/2/2046	25,000	29,507
3.65%, 2/3/2048	50,000	61,923
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	36,757
4.00%, 6/1/2028	100,000	117,518
4.80%, 9/15/2035	30,000	39,316
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	54,007
2.50%, 5/15/2051	60,000	59,699
3.25%, 6/1/2027	50,000	56,480

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.35%, 9/15/2049	$ 65,000	$ 74,757
3.40%, 8/1/2024	25,000	27,322
3.80%, 3/1/2028	50,000	58,203
3.80%, 11/1/2046	100,000	120,551
4.10%, 3/15/2044	75,000	93,527
4.25%, 3/15/2029 (b)	95,000	115,196
4.30%, 3/1/2048	50,000	64,866
4.50%, 3/15/2049	125,000	168,037
4.65%, 3/1/2068	50,000	70,164
FedEx Corp.:
3.40%, 1/14/2022	150,000	154,695
3.40%, 2/15/2028	50,000	57,070
3.80%, 5/15/2025	500,000	564,427
3.90%, 2/1/2035	200,000	239,088
4.00%, 1/15/2024	25,000	27,696
4.05%, 2/15/2048	50,000	60,160
4.55%, 4/1/2046	100,000	127,685
4.75%, 11/15/2045 (b)	25,000	32,610
4.95%, 10/17/2048	100,000	135,825
5.25%, 5/15/2050	250,000	354,312
Kansas City Southern:
2.88%, 11/15/2029	65,000	70,318
3.50%, 5/1/2050	25,000	27,862
4.70%, 5/1/2048	50,000	63,559
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	165,723
3.00%, 4/1/2022	25,000	25,669
3.15%, 6/1/2027	50,000	55,559
3.16%, 5/15/2055	68,000	74,108
3.40%, 11/1/2049	100,000	114,163
3.94%, 11/1/2047	100,000	122,677
4.45%, 6/15/2045	19,000	24,669
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024 (b)	40,000	42,520
Series MTN, 2.80%, 3/1/2022	100,000	102,547
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	265,745
2.40%, 2/5/2030	500,000	538,256
2.75%, 3/1/2026	50,000	54,636
2.95%, 3/1/2022	350,000	360,766
2.97%, 9/16/2062 (d)	110,000	115,321
3.25%, 2/5/2050	200,000	227,154
3.50%, 6/8/2023	50,000	53,594
3.80%, 10/1/2051	52,000	63,796
3.84%, 3/20/2060	130,000	160,256
4.05%, 3/1/2046	175,000	214,919
4.10%, 9/15/2067	15,000	18,805
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	51,334
2.40%, 11/15/2026	30,000	32,689
2.45%, 10/1/2022	125,000	129,697
2.50%, 4/1/2023 (b)	150,000	157,050
3.05%, 11/15/2027	50,000	56,690
Security Description	Principal Amount	Value
3.75%, 11/15/2047	$ 175,000	$ 221,398
5.30%, 4/1/2050	200,000	301,788
		8,434,484
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.85%, 3/30/2027	50,000	56,444
4.55%, 11/7/2028	50,000	60,291
4.70%, 4/1/2029	25,000	30,472
		147,207
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	133,396
3.40%, 3/1/2025	25,000	27,672
3.45%, 5/1/2050	50,000	59,155
3.75%, 9/1/2028	100,000	116,790
3.75%, 9/1/2047	100,000	122,292
4.30%, 12/1/2042	25,000	32,696
Essential Utilities, Inc. 2.70%, 4/15/2030	60,000	65,084
		557,085
TOTAL CORPORATE BONDS & NOTES (Cost $354,671,274)		387,244,612
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	350,000	351,683
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class A3, 0.53%, 6/18/2025	56,000	56,133
CarMax Auto Owner Trust Series 2020-2, Class A3, 1.70%, 11/15/2024	131,000	133,431
Carmax Auto Owner Trust 2019-1 Series 2019-1, Class A4, 3.26%, 8/15/2024	213,000	224,965
Drive Auto Receivables Trust:
Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	103,748
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	51,096
Ford Credit Auto Owner Trust Series 2020-B, Class A3, 0.56%, 10/15/2024	189,000	189,834

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	$ 385,000	$ 392,785
Hyundai Auto Receivables Trust Series 2019-B, Class A3, Class A3, 1.94%, 2/15/2024	55,000	56,011
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, Class A3, 1.94%, 3/15/2024	100,000	101,714
Santander Drive Auto Receivables Trust Series 2020-3, Class A3, 0.52%, 7/15/2024	111,000	111,221
Toyota Auto Receivables Owner Trust:
Series 2020-D, Class A3, 0.35%, 1/15/2025	1,340,000	1,342,590
Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	251,168
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	100,000	99,999
		3,114,695
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	900,000	928,189
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	103,170
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	240,911
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	150,000	154,431
		1,426,701
TOTAL ASSET-BACKED SECURITIES (Cost $4,856,733)		4,893,079
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	89,520
1.50%, 02/12/2025	50,000	52,185
1.63%, 09/17/2022	40,000	40,964
2.63%, 01/31/2022	200,000	205,150
Security Description	Principal Amount	Value
Series GMTN, 2.88%, 03/13/2023	$ 100,000	$ 105,733
		493,552
CANADA — 0.4%
Canada Government International Bond 1.63%, 1/22/2025	500,000	525,020
Export Development Canada:
1.38%, 02/24/2023	250,000	256,335
1.75%, 07/18/2022 (b)	150,000	153,632
2.00%, 05/17/2022	50,000	51,253
2.50%, 01/24/2023	200,000	209,510
Province of Alberta Canada:
1.30%, 07/22/2030	400,000	398,028
2.20%, 07/26/2022	50,000	51,493
3.30%, 03/15/2028	650,000	749,541
Province of British Columbia Canada 2.25%, 6/2/2026 (b)	150,000	163,241
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	269,065
Series GX, 2.60%, 04/16/2024	100,000	107,100
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	58,284
Province of Ontario Canada:
2.00%, 10/02/2029	350,000	373,954
2.20%, 10/03/2022	250,000	258,430
2.50%, 04/27/2026	350,000	383,894
2.55%, 04/25/2022	750,000	772,455
3.40%, 10/17/2023	350,000	379,711
Province of Quebec Canada:
0.60%, 07/23/2025	250,000	250,732
1.35%, 05/28/2030	300,000	304,806
2.50%, 04/20/2026	250,000	274,107
2.75%, 04/12/2027	200,000	223,358
Series QO, 2.88%, 10/16/2024	200,000	218,628
		6,432,577
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	200,000	214,238
3.13%, 01/21/2026 (b)	50,000	55,508
3.24%, 02/06/2028	200,000	226,834
3.86%, 06/21/2047	300,000	366,471
		863,051
COLOMBIA — 0.1%
Colombia Government International Bond:
3.13%, 04/15/2031	250,000	265,775
4.13%, 05/15/2051 (b)	200,000	222,676
4.50%, 01/28/2026	250,000	283,348

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
4.50%, 03/15/2029	$ 250,000	$ 289,655
5.00%, 06/15/2045	200,000	244,692
5.20%, 05/15/2049	250,000	316,527
5.63%, 02/26/2044	200,000	259,460
		1,882,133
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	200,000	200,056
Series GMTN, 0.75%, 10/08/2030	200,000	194,924
		394,980
GERMANY — 0.4%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	269,005
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	79,040
0.25%, 10/19/2023 (b)	300,000	300,306
0.38%, 07/18/2025	250,000	249,673
0.75%, 09/30/2030	500,000	488,425
1.63%, 02/15/2023	500,000	515,100
1.75%, 09/14/2029	250,000	266,950
2.00%, 05/02/2025	100,000	106,994
2.13%, 03/07/2022	250,000	255,748
2.13%, 06/15/2022	250,000	257,045
2.13%, 01/17/2023	100,000	103,935
2.38%, 12/29/2022	250,000	260,847
2.50%, 02/15/2022	500,000	512,985
2.50%, 11/20/2024	300,000	325,302
2.63%, 01/25/2022	50,000	51,302
2.63%, 02/28/2024	250,000	268,577
2.88%, 04/03/2028 (b)	290,000	333,715
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	196,778
3.13%, 11/14/2023	100,000	108,240
Series 37, 2.50%, 11/15/2027	50,000	55,874
Series 40, 0.50%, 05/27/2025	90,000	90,276
		5,096,117
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	399,917
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	286,828
4.45%, 04/15/2070	200,000	246,164
4.75%, 02/11/2029	150,000	181,806
Security Description	Principal Amount	Value
5.35%, 02/11/2049	$ 100,000	$ 137,497
		852,295
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	200,000	220,942
2.88%, 03/16/2026	100,000	110,155
3.25%, 01/17/2028	100,000	114,137
3.88%, 07/03/2050	200,000	240,974
4.00%, 06/30/2022	50,000	52,758
4.13%, 01/17/2048	100,000	129,208
		868,174
ITALY — 0.0%
Republic of Italy Government International Bond:
1.25%, 02/17/2026 (b)	250,000	249,320
2.38%, 10/17/2024	250,000	263,015
4.00%, 10/17/2049	200,000	221,120
5.38%, 06/15/2033 (b)	50,000	64,242
		797,697
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	250,000	250,230
0.63%, 07/15/2025	450,000	450,274
1.75%, 10/17/2024	200,000	209,408
2.50%, 06/01/2022	200,000	206,188
2.50%, 05/23/2024	200,000	213,870
2.75%, 11/16/2027 (b)	200,000	224,258
2.88%, 07/21/2027	100,000	112,656
3.25%, 07/20/2023	150,000	160,976
3.25%, 07/20/2028	250,000	291,237
3.38%, 10/31/2023	200,000	216,874
Series DTC, 2.38%, 04/20/2026	200,000	217,448
		2,553,419
MEXICO — 0.3%
Mexico Government International Bond:
2.66%, 05/24/2031	200,000	205,182
3.25%, 04/16/2030	350,000	379,015
3.75%, 01/11/2028	100,000	112,578
3.77%, 05/24/2061	200,000	209,042
3.90%, 04/27/2025	500,000	556,670
4.00%, 10/02/2023	80,000	87,592
4.13%, 01/21/2026	125,000	143,646
4.15%, 03/28/2027	200,000	231,354
4.50%, 04/22/2029	250,000	293,455
4.50%, 01/31/2050	250,000	293,405
4.60%, 02/10/2048 (b)	200,000	234,934
4.75%, 04/27/2032	200,000	241,050
5.00%, 04/27/2051	200,000	249,474
5.55%, 01/21/2045	450,000	592,308

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
6.05%, 01/11/2040	$ 30,000	$ 40,324
Series MTN, 4.75%, 03/08/2044	100,000	118,939
		3,988,968
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	206,190
3.16%, 01/23/2030	200,000	222,052
3.75%, 03/16/2025	150,000	166,147
3.87%, 07/23/2060	200,000	235,772
3.88%, 03/17/2028	200,000	229,610
4.50%, 05/15/2047	50,000	64,449
4.50%, 04/16/2050	200,000	257,330
6.70%, 01/26/2036	50,000	74,314
		1,455,864
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026 (b)	250,000	266,800
2.78%, 01/23/2031	250,000	275,052
2.78%, 12/01/2060	150,000	151,694
2.84%, 06/20/2030	55,000	60,931
3.23%, 07/28/2121	150,000	150,296
4.13%, 08/25/2027	150,000	176,233
5.63%, 11/18/2050	150,000	235,884
6.55%, 03/14/2037	25,000	37,989
		1,354,879
PHILIPPINES — 0.2%
Philippine Government International Bond:
1.65%, 06/10/2031	250,000	253,865
2.46%, 05/05/2030	200,000	215,676
2.65%, 12/10/2045	250,000	254,485
2.95%, 05/05/2045	250,000	264,440
3.70%, 03/01/2041 (b)	200,000	231,732
3.70%, 02/02/2042	100,000	116,195
3.95%, 01/20/2040	200,000	238,250
4.20%, 01/21/2024	300,000	334,188
5.00%, 01/13/2037 (b)	150,000	198,309
7.75%, 01/14/2031	100,000	154,457
		2,261,597
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	50,000	52,846
3.25%, 04/06/2026	175,000	197,417
4.00%, 01/22/2024	150,000	166,164
5.00%, 03/23/2022	50,000	52,937
		469,364
Security Description	Principal Amount	Value
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	$ 25,000	$ 26,605
3.00%, 11/01/2022	250,000	261,770
3.25%, 11/10/2025 (b)	150,000	167,991
Korea Development Bank:
2.75%, 03/19/2023	200,000	210,240
3.00%, 01/13/2026	100,000	110,900
Korea International Bank 3.50%, 9/20/2028	200,000	233,606
Korea International Bond 1.00%, 9/16/2030 (b)	200,000	196,028
		1,207,140
SUPRANATIONAL — 1.4%
African Development Bank:
0.75%, 04/03/2023	350,000	354,168
3.00%, 09/20/2023	150,000	161,138
Series GMTN, 1.63%, 09/16/2022	210,000	215,111
Asian Development Bank:
0.63%, 04/29/2025	500,000	504,545
1.50%, 10/18/2024	200,000	208,752
1.63%, 01/24/2023 (b)	500,000	514,645
2.63%, 01/30/2024	200,000	214,422
Series GMTN, 0.25%, 07/14/2023	275,000	275,212
Series GMTN, 0.38%, 09/03/2025	250,000	249,320
Series GMTN, 1.75%, 09/13/2022	250,000	256,530
Series GMTN, 2.00%, 02/16/2022	150,000	153,069
Series GMTN, 2.00%, 04/24/2026	100,000	107,751
Series GMTN, 2.38%, 08/10/2027	50,000	55,241
Series GMTN, 2.50%, 11/02/2027	100,000	111,524
Series GMTN, 2.63%, 01/12/2027	50,000	55,707
Series GMTN, 2.75%, 03/17/2023	85,000	89,735
Series GMTN, 3.13%, 09/26/2028	50,000	58,534
Series MTN, 1.88%, 07/19/2022	400,000	410,400
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	165,081
0.50%, 05/28/2025	200,000	200,388
Corp. Andina de Fomento:
2.38%, 05/12/2023	150,000	155,009
2.75%, 01/06/2023 (b)	100,000	103,662
Council Of Europe Development Bank:
1.75%, 09/26/2022	100,000	102,692

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
2.50%, 02/27/2024	$ 30,000	$ 32,084
2.63%, 02/13/2023	60,000	63,040
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023 (b)	100,000	100,069
Series GMTN, 0.50%, 11/25/2025 (b)	250,000	250,410
Series GMTN, 1.50%, 02/13/2025	250,000	261,342
Series GMTN, 1.88%, 02/23/2022	75,000	76,442
European Investment Bank:
0.25%, 09/15/2023	365,000	365,445
0.38%, 12/15/2025 (b)	200,000	199,318
0.63%, 07/25/2025	350,000	353,405
0.75%, 09/23/2030 (b)	200,000	195,250
1.38%, 05/15/2023	350,000	359,656
1.63%, 03/14/2025 (b)	485,000	510,220
1.88%, 02/10/2025 (b)	100,000	106,157
2.00%, 12/15/2022	250,000	258,850
2.13%, 04/13/2026 (b)	100,000	108,543
2.25%, 03/15/2022 (b)	250,000	256,233
2.38%, 06/15/2022	350,000	361,137
2.38%, 05/24/2027 (b)	100,000	110,707
2.50%, 03/15/2023 (b)	145,000	152,325
2.50%, 10/15/2024 (b)	25,000	27,073
2.63%, 03/15/2024 (b)	350,000	376,390
Series GMTN, 2.88%, 08/15/2023	350,000	374,255
Series GMTN, 3.13%, 12/14/2023	350,000	379,694
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	150,039
0.63%, 07/15/2025	500,000	504,225
0.88%, 04/03/2025	500,000	509,730
2.00%, 07/23/2026	100,000	107,763
2.25%, 06/18/2029	250,000	276,045
2.38%, 07/07/2027	100,000	110,346
2.50%, 01/18/2023	100,000	104,651
2.63%, 01/16/2024	350,000	374,836
3.00%, 02/21/2024	100,000	108,448
3.13%, 09/18/2028	100,000	117,138
4.38%, 01/24/2044	75,000	111,866
Series GMTN, 1.75%, 09/14/2022	350,000	359,268
Series GMTN, 1.75%, 03/14/2025	250,000	263,942
Series GMTN, 2.13%, 01/18/2022	350,000	357,136
Series GMTN, 3.00%, 09/26/2022	100,000	104,857
Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	$ 75,000	$ 75,038
0.38%, 07/28/2025	250,000	249,438
0.50%, 10/28/2025	250,000	250,618
0.63%, 04/22/2025	550,000	554,994
0.75%, 03/11/2025	500,000	507,280
0.75%, 11/24/2027	390,000	390,253
0.75%, 08/26/2030	170,000	165,755
0.88%, 05/14/2030	250,000	247,260
1.63%, 01/15/2025	350,000	367,398
2.00%, 01/26/2022	300,000	305,844
2.13%, 07/01/2022	200,000	205,812
2.50%, 03/19/2024	350,000	374,871
3.00%, 09/27/2023	350,000	376,439
Series GDIF, 1.75%, 10/23/2029	250,000	266,410
Series GDIF, 1.88%, 06/19/2023	300,000	312,216
Series GDIF, 2.50%, 11/25/2024	300,000	325,005
Series GDIF, 2.50%, 07/29/2025	200,000	218,616
Series GDIF, 2.50%, 11/22/2027	250,000	279,275
Series GMTN, 4.75%, 02/15/2035	25,000	35,660
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	249,415
Series GMTN, 2.13%, 04/07/2026	100,000	108,453
Series GMTN, 2.88%, 07/31/2023	150,000	160,175
Nordic Investment Bank:
0.38%, 09/11/2025	200,000	199,360
2.13%, 02/01/2022	200,000	204,182
		19,990,738
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	348,968
1.63%, 11/14/2022	200,000	205,156
2.00%, 08/30/2022	200,000	205,740
		759,864
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	266,076
4.38%, 01/23/2031	280,000	343,834

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
5.10%, 06/18/2050	$ 175,000	$ 245,112
		855,022
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $50,200,544)		52,977,348
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.3%
Federal Farm Credit Banks:
2.53%, 2/14/2022	500,000	512,750
2.60%, 1/18/2022	150,000	153,705
2.88%, 7/17/2023	100,000	106,506
3.50%, 12/20/2023	50,000	54,767
Federal Farm Credit Banks Funding Corp.:
0.13%, 11/23/2022	150,000	149,967
0.35%, 5/16/2024	250,000	249,667
0.38%, 4/8/2022	250,000	250,725
0.42%, 10/16/2023	150,000	149,919
0.47%, 8/19/2024	100,000	100,118
0.68%, 8/4/2025	100,000	99,984
0.79%, 6/21/2027	125,000	124,908
0.90%, 8/19/2027	100,000	99,934
1.00%, 8/3/2027	100,000	99,932
1.10%, 8/10/2029	150,000	149,787
1.14%, 8/20/2029	150,000	149,562
1.15%, 8/12/2030	100,000	99,522
1.32%, 9/9/2030	100,000	99,808
1.65%, 7/23/2035	100,000	99,073
1.69%, 8/20/2035	100,000	99,315
1.95%, 8/13/2040	100,000	98,405
Federal Home Loan Bank:
0.13%, 8/12/2022	190,000	189,979
0.13%, 10/21/2022	165,000	164,990
0.25%, 6/3/2022	250,000	250,390
0.50%, 4/14/2025	205,000	206,318
1.38%, 2/17/2023	750,000	769,342
1.50%, 8/15/2024	190,000	198,651
2.50%, 2/13/2024 (b)	220,000	235,710
2.88%, 9/13/2024	50,000	54,751
3.25%, 6/9/2028	500,000	589,810
3.25%, 11/16/2028 (b)	280,000	333,810
3.38%, 12/8/2023	50,000	54,618
5.50%, 7/15/2036	135,000	208,119
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023 (b)	190,000	189,742
0.25%, 6/26/2023	500,000	501,090
0.25%, 8/24/2023	215,000	215,357
0.25%, 11/6/2023	150,000	150,201
0.25%, 12/4/2023	875,000	876,015
0.32%, 10/20/2022	250,000	250,210
0.32%, 11/2/2023	150,000	150,134
Security Description	Principal Amount	Value
0.35%, 11/24/2023	$ 100,000	$ 100,036
0.36%, 5/15/2024	250,000	250,080
0.38%, 4/20/2023	250,000	251,230
0.38%, 5/5/2023	350,000	351,890
0.38%, 9/23/2025	230,000	229,643
0.45%, 7/28/2023	150,000	150,030
0.60%, 10/15/2025	110,000	110,000
0.60%, 10/20/2025	150,000	150,227
0.63%, 11/25/2025	175,000	175,637
0.68%, 8/6/2025	100,000	100,240
0.70%, 8/19/2025	375,000	375,255
0.75%, 7/21/2025	250,000	250,067
0.75%, 6/23/2026	150,000	150,006
0.77%, 7/15/2025	150,000	150,029
1.50%, 2/12/2025	500,000	523,915
2.00%, 10/1/2050	1,675,482	1,740,883
2.00%, 12/1/2050	1,221,467	1,269,145
2.00%, 1/1/2051	3,050,000	3,169,053
2.22%, 7/13/2040	150,000	150,075
2.38%, 1/13/2022	325,000	332,511
2.50%, 10/1/2029	29,244	30,609
2.50%, 1/1/2031	59,531	62,404
2.50%, 5/1/2031	95,322	99,941
2.50%, 6/1/2031	176,827	185,396
2.50%, 10/1/2031	166,158	174,211
2.50%, 12/1/2031	204,137	216,302
2.50%, 12/1/2032	821,647	860,169
2.50%, 2/1/2033	953,164	997,852
2.50%, 9/1/2046	1,220,615	1,289,474
2.50%, 7/1/2050	5,126,996	5,403,935
2.50%, 10/1/2050	2,944,091	3,103,119
3.00%, 10/1/2030	394,281	422,057
3.00%, 12/1/2030	75,111	79,530
3.00%, 5/1/2031	58,442	61,728
3.00%, 12/1/2031	302,524	319,537
3.00%, 2/1/2032	431,027	455,266
3.00%, 5/1/2032	443,471	467,702
3.00%, 7/1/2032	133,111	140,384
3.00%, 1/1/2033	556,812	587,237
3.00%, 4/1/2036	289,359	305,740
3.00%, 6/1/2036	177,250	187,285
3.00%, 2/1/2038	654,895	689,380
3.00%, 1/1/2043	2,134,063	2,276,499
3.00%, 7/1/2043	2,346,892	2,503,558
3.00%, 6/1/2045	61,970	65,450
3.00% 8/1/2045	368,213	391,434
3.00%, 4/1/2046	249,824	264,043
3.00% 6/1/2046	2,862,177	3,052,861
3.00%, 8/1/2046	459,996	486,177
3.00%, 9/1/2046	151,217	159,824
3.00%, 10/1/2046	256,832	271,450
3.00% 11/1/2046	887,923	938,462
3.00% 12/1/2046	787,884	832,728
3.00%, 1/1/2047	578,693	611,631
3.00% 2/1/2047	1,294,322	1,390,796

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.00%, 4/1/2047	$ 1,784,282	$ 1,883,965
3.00%, 9/1/2049	516,923	540,654
3.00%, 12/1/2049	478,420	500,383
3.00%, 2/1/2050	1,784,385	1,866,300
3.00%, 4/1/2050	2,427,661	2,543,731
3.00%, 5/1/2050	4,032,754	4,258,188
3.50%, 4/1/2032	245,510	260,927
3.50%, 6/1/2033	497,934	528,169
3.50%, 9/1/2033	353,231	374,680
3.50%, 11/1/2034	172,709	185,652
3.50%, 3/1/2037	235,432	251,095
3.50%, 4/1/2042	207,790	229,321
3.50%, 12/1/2042	152,480	165,103
3.50%, 8/1/2043	415,030	450,062
3.50%, 5/1/2044	1,510,246	1,654,934
3.50%, 11/1/2044	29,232	31,423
3.50%, 1/1/2045	39,775	42,756
3.50% 7/1/2045	234,238	251,959
3.50%, 10/1/2045	38,768	41,616
3.50% 12/1/2045	459,686	493,959
3.50%, 1/1/2046	57,280	61,487
3.50%, 3/1/2046	117,754	125,054
3.50%, 4/1/2046	175,156	186,014
3.50%, 6/1/2046	200,843	213,293
3.50%, 8/1/2046	2,202,612	2,364,533
3.50%, 12/1/2046	642,025	681,824
3.50%, 2/1/2047	420,976	447,072
3.50%, 3/1/2047	415,355	440,287
3.50%, 4/1/2047	248,863	263,801
3.50%, 6/1/2047	249,704	264,693
3.50% 10/1/2047	440,166	466,589
3.50%, 11/1/2047	142,541	151,097
3.50%, 12/1/2047	284,059	301,109
3.50%, 4/1/2049	443,487	467,968
3.50%, 7/1/2049	1,176,507	1,241,635
3.50%, 10/1/2049	119,468	126,082
3.50%, 3/1/2050	3,164,562	3,339,742
4.00%, 11/1/2033	387,613	411,780
4.00%, 4/1/2042	24,140	26,656
4.00%, 6/1/2042	65,618	72,436
4.00%, 7/1/2042	1,247,201	1,377,208
4.00%, 12/1/2044	28,063	30,531
4.00%, 4/1/2045	22,687	24,736
4.00%, 10/1/2045	51,985	56,680
4.00%, 12/1/2045	91,325	99,572
4.00%, 1/1/2046	368,505	401,768
4.00%, 2/1/2046	142,864	155,759
4.00%, 1/1/2047	428,655	465,940
4.00%, 2/1/2047	189,024	205,465
4.00%, 6/1/2047	354,028	380,400
4.00%, 9/1/2047	435,671	468,125
4.00%, 11/1/2047	341,312	366,737
4.00%, 1/1/2048	883,559	949,375
4.00%, 10/1/2048	1,957,520	2,087,862
4.00%, 4/1/2049	157,660	168,476
Security Description	Principal Amount	Value
4.50%, 5/1/2042	$ 584,178	$ 653,835
4.50%, 5/1/2044	155,638	173,684
4.50%, 12/1/2045	379,239	423,224
4.50%, 9/1/2046	287,566	322,297
4.50%, 4/1/2047	187,748	204,653
4.50%, 10/1/2047	279,572	304,744
4.50%, 11/1/2047	234,012	255,082
4.50%, 12/1/2047	122,806	133,863
4.50%, 7/1/2048	729,459	790,188
4.50%, 11/1/2048	435,407	471,657
4.50%, 6/1/2049	562,101	611,297
4.50%, 11/1/2049	1,150,909	1,251,640
5.00%, 7/1/2041	115,009	131,439
5.00%, 11/1/2048	460,821	510,570
5.50%, 8/1/2038	347,739	405,718
6.00%, 7/1/2040	128,507	151,118
6.25%, 7/15/2032 (b)	460,000	712,223
2.75%, 6/19/2023	500,000	531,930
Series 0000, 0.60%, 7/29/2024	150,000	150,045
Series 0000, 0.64%, 11/24/2025	175,000	175,213
Series 0001, 0.60%, 11/12/2025	150,000	150,041
Series K025, Class A2, 2.68%, 10/25/2022	125,000	128,597
Series K028, Class A2, 3.11%, 2/25/2023	100,000	104,507
Series K039, Class A2, 3.30%, 7/25/2024	400,000	436,580
Series K040, Class A2, 3.24%, 9/25/2024	575,000	628,954
Series K049, Class A2, 3.01%, 7/25/2025	200,000	220,039
Series K054, Class A2, 2.75%, 1/25/2026	500,000	547,529
Series K062, Class A2, 3.41%, 12/25/2026	400,000	457,515
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	302,089
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	192,188
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	1,607,000	1,921,821
Series K090, Class A2, 3.42%, 2/25/2029	163,934	192,745
Series K092, Class A2, 3.30%, 4/25/2029	350,000	408,681
Series K093, Class A2, 2.98%, 5/25/2029	100,000	114,295
Series K094, Class A2, 2.90%, 6/25/2029	352,767	402,027
Series K098, Class A2, 2.43%, 8/25/2029	100,000	110,405
Series K099, Class A2, 2.60%, 9/25/2029	100,000	111,761

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Series K101, Class A2, 2.52%, 10/25/2029	$ 200,000	$ 222,580
Series K109, Class A2, 1.56%, 4/25/2030	100,000	103,564
Series K114, Class A2, 1.37%, 6/25/2030	85,000	86,579
Series K115, Class A2, 1.38%, 6/25/2030	400,000	408,415
Series K118, Class A2, 1.49%, 9/25/2030	750,000	771,875
Series K121, Class A2, 1.55%, 10/25/2030	320,000	330,704
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	304,056
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	614,439
Series K734, Class A2, 3.21%, 2/25/2026	350,000	388,685
Series K735, Class A2, 2.86%, 5/25/2026	200,000	220,287
Series K736, Class A2, 2.28%, 7/25/2026	300,000	322,578
Series USD, 0.13%, 7/25/2022	150,000	149,990
Series USD, 0.38%, 7/21/2025	110,000	109,992
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	350,759
0.25%, 7/10/2023	225,000	225,340
0.25%, 11/27/2023	210,000	210,260
0.38%, 8/25/2025	665,000	664,209
0.50%, 6/17/2025	250,000	251,272
0.50%, 11/7/2025	235,000	235,947
0.63%, 4/22/2025 (b)	215,000	217,483
0.65%, 12/10/2025	100,000	100,072
0.65%, 12/17/2025	125,000	125,146
0.70%, 7/30/2025	100,000	100,219
0.75%, 10/8/2027	700,000	701,666
0.88%, 12/18/2026	125,000	124,850
0.88%, 8/5/2030	400,000	392,576
1.63%, 1/7/2025	215,000	226,404
2.00%, 1/5/2022	150,000	152,854
2.00%, 10/5/2022	250,000	258,170
2.00%, 11/1/2031	106,669	111,533
2.00%, 8/1/2035	1,419,457	1,484,346
2.00% 11/1/2035	2,953,664	3,088,690
2.00%, 7/1/2050	1,146,323	1,191,088
2.00%, 8/1/2050	1,939,126	2,014,851
2.00%, 10/1/2050	4,941,711	5,134,689
2.00%, 11/1/2050	4,966,719	5,160,674
2.00%, 1/1/2051	3,050,000	3,169,105
2.13%, 4/24/2026 (b)	200,000	217,820
2.25%, 4/12/2022	210,000	215,662
2.50%, 2/5/2024 (b)	250,000	267,590
2.50%, 3/1/2029	164,045	171,665
Security Description	Principal Amount	Value
2.50%, 7/1/2030	$ 919,811	$ 962,676
2.50%, 2/1/2031	92,188	96,615
2.50%, 10/1/2031	162,052	169,845
2.50%, 12/1/2031	288,419	302,289
2.50%, 1/1/2032	102,757	107,698
2.50%, 4/1/2032	1,005,605	1,053,966
2.50%, 10/1/2032	384,879	402,864
2.50%, 12/1/2032	805,406	843,042
2.50%, 1/1/2033	444,353	465,118
2.50% 8/1/2035	2,422,549	2,533,562
2.50%, 9/1/2035	5,729,114	5,991,653
2.50%, 6/1/2040	538,780	569,157
2.50%, 8/1/2040	288,100	304,343
2.50%, 11/1/2049	2,850,582	2,998,342
2.50%, 12/1/2049	1,418,299	1,491,816
2.50%, 7/1/2050	2,252,066	2,373,593
2.50%, 8/1/2050	5,276,917	5,561,674
2.50%, 10/1/2050	2,952,190	3,111,498
2.50%, 11/1/2050	3,616,150	3,811,288
2.63%, 1/11/2022	250,000	256,395
2.63%, 9/6/2024	250,000	272,007
2.88%, 9/12/2023 (b)	500,000	536,135
3.00%, 10/1/2028	55,192	58,139
3.00%, 8/1/2029	29,348	31,064
3.00%, 5/1/2030	170,318	179,355
3.00%, 6/1/2030	33,051	34,983
3.00%, 8/1/2030	489,099	519,655
3.00%, 9/1/2030	31,456	33,295
3.00%, 11/1/2030	66,559	70,449
3.00% 12/1/2030	363,420	385,970
3.00%, 4/1/2031	180,294	190,374
3.00%, 12/1/2031	281,802	297,557
3.00% 2/1/2032	1,062,751	1,129,462
3.00%, 5/1/2032	395,737	417,238
3.00%, 8/1/2032	135,560	142,925
3.00%, 10/1/2032	235,149	247,925
3.00%, 2/1/2034	1,050,392	1,107,462
3.00%, 7/1/2034	332,878	349,259
3.00%, 6/1/2036	51,104	53,982
3.00%, 8/1/2036	264,135	279,010
3.00%, 9/1/2036	483,332	510,552
3.00%, 10/1/2036	142,047	150,046
3.00%, 12/1/2036	252,876	267,117
3.00%, 11/1/2037	450,128	480,051
3.00%, 6/1/2042	974,255	1,039,019
3.00%, 6/1/2043	228,610	249,496
3.00%, 7/1/2043	59,139	63,066
3.00%, 2/1/2044	514,847	549,040
3.00%, 1/1/2045	864,475	921,889
3.00%, 5/1/2045	735,158	783,983
3.00%, 9/1/2045	55,684	58,795
3.00% 11/1/2045	390,239	412,040
3.00%, 12/1/2045	70,719	74,669
3.00%, 5/1/2046	513,404	542,494
3.00%, 7/1/2046	568,566	600,782

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.00%, 10/1/2046	$ 357,700	$ 377,968
3.00%, 11/1/2046	749,696	792,175
3.00% 12/1/2046	634,932	670,909
3.00% 1/1/2047	1,765,044	1,865,056
3.00%, 2/1/2047	559,083	590,762
3.00%, 5/1/2047	592,223	622,592
3.00%, 11/1/2047	367,075	385,898
3.00%, 12/1/2049	3,500,172	3,671,265
3.00%, 1/1/2050	2,804,306	2,932,954
3.00%, 3/1/2050	2,773,860	2,906,766
3.00%, 5/1/2050	2,730,771	2,861,612
3.00%, 7/1/2050	2,317,254	2,428,282
3.00%, 8/1/2050	950,413	995,951
3.50%, 11/1/2025	23,282	24,720
3.50%, 1/1/2027	24,495	26,008
3.50%, 5/1/2029	32,499	34,866
3.50%, 10/1/2029	28,500	30,575
3.50%, 2/1/2031	270,691	287,269
3.50%, 3/1/2032	203,060	215,781
3.50%, 4/1/2032	294,811	313,280
3.50%, 2/1/2033	569,600	605,272
3.50%, 4/1/2033	182,328	193,393
3.50%, 12/1/2035	32,505	34,935
3.50%, 1/1/2037	240,575	257,425
3.50%, 2/1/2037	348,068	372,447
3.50%, 7/1/2037	162,035	172,733
3.50%, 4/1/2038	387,817	410,356
3.50%, 2/1/2041	89,420	98,686
3.50%, 10/1/2044	25,913	27,850
3.50% 1/1/2045	72,778	78,218
3.50% 2/1/2045	2,899,519	3,138,928
3.50%, 5/1/2045	29,470	31,626
3.50% 8/1/2045	98,245	105,927
3.50%, 11/1/2045	35,809	38,429
3.50% 12/1/2045	504,234	541,124
3.50%, 1/1/2046	366,346	393,147
3.50% 2/1/2046	432,465	464,104
3.50% 4/1/2046	262,091	278,308
3.50% 5/1/2046	415,759	441,484
3.50%, 6/1/2046	108,826	115,560
3.50%, 7/1/2046	279,815	297,128
3.50%, 8/1/2046	2,499,334	2,709,566
3.50%, 1/1/2047	432,351	459,102
3.50% 2/1/2047	1,601,895	1,746,238
3.50%, 3/1/2047	422,501	448,643
3.50%, 4/1/2047	852,475	903,424
3.50% 5/1/2047	3,066,562	3,262,826
3.50%, 6/1/2047	375,370	397,805
3.50% 7/1/2047	3,669,654	3,973,897
3.50%, 9/1/2047	333,558	353,493
3.50%, 10/1/2047	398,124	421,918
3.50%, 11/1/2047	88,106	93,372
3.50%, 12/1/2047	613,127	649,772
3.50%, 1/1/2048	183,429	194,392
3.50%, 2/1/2048	242,275	261,466
Security Description	Principal Amount	Value
3.50%, 6/1/2048	$ 539,519	$ 571,305
3.50%, 11/1/2048	1,516,663	1,610,504
3.50%, 7/1/2049	600,839	634,160
3.50%, 8/1/2049	1,662,493	1,754,688
3.50%, 6/1/2050	849,046	905,565
4.00%, 3/1/2021	397	397
4.00%, 3/1/2031	779,508	829,716
4.00%, 10/1/2033	115,111	125,267
4.00%, 10/1/2037	936,930	1,005,000
4.00%, 1/1/2039	128,880	138,062
4.00%, 2/1/2039	113,825	121,935
4.00%, 12/1/2040	42,763	47,103
4.00%, 2/1/2043	253,598	279,333
4.00% 10/1/2043	592,461	654,043
4.00%, 11/1/2043	181,973	199,798
4.00%, 12/1/2043	183,774	201,775
4.00% 10/1/2044	36,994	40,241
4.00%, 1/1/2045	541,454	597,553
4.00%, 3/1/2045	29,100	31,715
4.00%, 5/1/2045	1,467,238	1,596,056
4.00%, 7/1/2045	31,225	34,031
4.00% 9/1/2045	150,151	163,644
4.00% 12/1/2045	58,989	64,288
4.00%, 4/1/2046	133,640	145,222
4.00%, 7/1/2046	206,776	224,696
4.00% 11/1/2046	1,429,955	1,565,096
4.00%, 12/1/2046	439,840	477,957
4.00% 4/1/2047	769,216	826,515
4.00%, 7/1/2047	386,204	414,972
4.00%, 8/1/2047	348,482	374,441
4.00%, 9/1/2047	351,650	377,844
4.00%, 12/1/2047	491,571	528,188
4.00%, 2/1/2048	1,091,589	1,172,901
4.00%, 6/1/2048	861,097	918,441
4.00%, 7/1/2048	336,376	358,777
4.00%, 9/1/2048	2,094,414	2,233,891
4.00%, 7/1/2049	1,514,495	1,618,331
4.00%, 9/1/2049	526,090	562,160
4.00%, 2/1/2050	1,812,192	1,936,438
4.50%, 9/1/2039	321,050	359,276
4.50%, 12/1/2040	63,458	70,924
4.50%, 1/1/2042	50,699	56,668
4.50% 9/1/2043	98,550	110,089
4.50%, 11/1/2043	49,043	54,692
4.50%, 5/1/2044	144,122	160,847
4.50%, 6/1/2044	48,387	54,002
4.50%, 2/1/2046	185,568	207,399
4.50%, 3/1/2046	629,461	701,960
4.50%, 5/1/2046	475,000	531,556
4.50%, 7/1/2046	187,546	207,481
4.50%, 11/1/2047	631,615	688,173
4.50%, 4/1/2048	290,896	315,066
4.50% 8/1/2048	1,049,912	1,138,350
4.50%, 12/1/2048	429,373	465,048
4.50%, 1/1/2049	143,512	155,436

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
4.50%, 4/1/2049	$ 212,050	$ 230,555
4.50%, 3/1/2050	1,697,746	1,845,905
5.00%, 1/1/2039	434,898	496,943
5.00%, 6/1/2040	192,949	219,048
5.00%, 7/1/2041	30,793	34,959
5.00%, 5/1/2042	38,892	44,153
5.00%, 11/1/2044	498,666	566,117
5.00%, 1/1/2045	38,190	43,151
5.00%, 6/1/2048	542,246	600,686
5.00%, 9/1/2048	532,240	589,601
5.00%, 3/1/2050	717,894	796,977
5.50%, 2/1/2037	22,393	26,148
5.50%, 4/1/2038	102,069	119,481
5.50%, 9/1/2040	32,654	38,250
5.50%, 9/1/2041	51,319	60,082
5.50% 5/1/2044	598,767	699,486
5.63%, 7/15/2037	80,000	127,055
6.63%, 11/15/2030	365,000	552,511
7.25%, 5/15/2030	75,000	116,340
Series 0000, 0.56%, 11/17/2025	350,000	350,091
Series 0000, 0.77%, 7/15/2025	250,000	250,047
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (c)	26,201	27,190
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	112,103	114,645
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	693,942	748,921
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	33,550	36,380
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	271,026
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (c)	400,000	454,195
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (c)	330,000	372,952
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	250,000	283,405
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	201,045
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	152,368
TBA, 1.50%, 1/1/2036 (f)	3,000,000	3,086,160
TBA, 1.50%, 1/1/2051 (f)	5,250,000	5,304,232
TBA, 2.00%, 1/1/2036 (f)	5,250,000	5,488,612
TBA, 2.00%, 1/1/2051 (f)	12,475,000	12,956,784
TBA, 2.50%, 1/1/2036 (f)	1,350,000	1,408,009
TBA, 2.50%, 1/1/2051 (f)	9,650,000	10,171,003
TBA, 3.00%, 1/1/2051 (f)	5,000,000	5,236,700
TBA, 3.50%, 1/1/2051 (f)	6,250,000	6,604,812
TBA, 4.00%, 1/1/2051 (f)	8,350,000	8,914,126
Security Description	Principal Amount	Value
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	$ 272,000	$ 278,956
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	353,613
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	557,261
Government National Mortgage Association:
2.00%, 9/20/2050	990,258	1,036,163
2.50%, 12/20/2046	642,896	686,584
2.50%, 8/20/2050	3,303,317	3,498,255
2.50%, 9/20/2050	1,980,909	2,097,808
2.50%, 10/20/2050	3,455,186	3,659,086
3.00%, 1/20/2043	409,188	437,320
3.00%, 5/20/2043	204,353	218,319
3.00%, 12/20/2044	36,916	39,366
3.00%, 3/20/2045	20,132	21,451
3.00%, 4/20/2045	59,872	63,795
3.00%, 6/20/2045	924,950	985,563
3.00%, 7/20/2045	59,753	63,669
3.00%, 8/20/2045	54,976	58,579
3.00%, 2/20/2046	1,482,010	1,583,298
3.00%, 3/20/2046	564,624	599,702
3.00%, 4/20/2046	52,478	55,739
3.00%, 5/20/2046	93,913	99,747
3.00%, 7/20/2046	60,378	64,129
3.00%, 8/20/2046	194,652	206,745
3.00%, 9/20/2046	139,492	148,158
3.00%, 10/20/2046	139,881	148,571
3.00%, 11/20/2046	251,806	267,450
3.00%, 12/20/2046	989,630	1,051,111
3.00%, 2/20/2047	489,231	519,625
3.00%, 4/20/2047	699,716	740,858
3.00%, 6/20/2047	227,080	240,432
3.00%, 7/20/2047	444,250	470,371
3.00%, 8/20/2047	221,496	234,519
3.00%, 10/20/2047	333,566	353,178
3.00%, 1/20/2048	1,233,601	1,306,134
3.00%, 2/20/2048	748,967	793,004
3.00%, 3/20/2048	1,309,666	1,386,671
3.00%, 11/20/2049	2,318,026	2,427,516
3.00%, 12/20/2049	1,411,342	1,478,005
3.00%, 6/20/2050	3,694,472	3,876,407
3.00%, 7/20/2050	4,283,590	4,494,536
3.50%, 10/20/2042	325,420	355,131
3.50%, 1/20/2043	1,365,258	1,489,909
3.50%, 5/20/2043	49,134	53,471
3.50%, 9/20/2043	32,900	35,804
3.50%, 11/20/2043	258,313	281,114
3.50%, 6/20/2044	1,416,679	1,538,608
3.50%, 10/20/2044	31,740	34,471
3.50%, 12/20/2044	21,325	23,160
3.50%, 3/20/2045	19,264	20,869

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
3.50%, 4/20/2045	$ 61,610	$ 67,817
3.50%, 6/20/2045	865,676	937,768
3.50%, 10/20/2045	1,741,253	1,886,261
3.50% 1/20/2046	1,404,105	1,521,037
3.50%, 3/20/2046	141,694	153,108
3.50%, 4/20/2046	76,134	82,267
3.50%, 5/20/2046	78,339	84,649
3.50%, 6/20/2046	1,211,867	1,309,485
3.50%, 7/20/2046	193,314	208,886
3.50%, 10/20/2046	376,662	407,003
3.50%, 11/20/2046	243,420	263,027
3.50%, 12/20/2046	810,179	875,440
3.50%, 5/20/2047	612,868	656,555
3.50%, 6/20/2047	424,839	455,123
3.50%, 7/20/2047	331,718	355,363
3.50%, 8/20/2047	531,752	569,656
3.50%, 9/20/2047	220,972	236,724
3.50%, 10/20/2047	215,242	230,584
3.50%, 12/20/2047	1,015,507	1,087,894
3.50%, 6/20/2048	315,424	337,553
3.50%, 8/20/2048	235,501	252,023
3.50%, 8/20/2049	981,283	1,038,170
3.50%, 9/20/2049	1,098,889	1,162,593
3.50%, 12/20/2049	641,796	679,003
3.50%, 2/20/2050	1,157,236	1,224,323
3.50%, 7/20/2050	1,159,421	1,245,482
4.00%, 4/15/2040	37,552	41,327
4.00%, 2/20/2042	15,482	17,133
4.00%, 7/20/2042	10,860	12,004
4.00%, 7/15/2044	35,365	38,708
4.00%, 8/20/2044	21,162	23,363
4.00%, 10/20/2044	191,960	211,925
4.00%, 5/15/2045	23,784	26,001
4.00%, 6/15/2045	55,744	60,941
4.00%, 8/20/2045	21,118	23,101
4.00%, 11/20/2045	262,819	287,502
4.00%, 2/20/2046	200,765	219,620
4.00%, 5/20/2046	208,985	228,612
4.00%, 6/20/2046	146,320	157,922
4.00%, 1/20/2047	465,999	502,948
4.00%, 3/20/2047	207,604	224,065
4.00%, 4/20/2047	400,526	431,068
4.00%, 5/20/2047	269,258	289,790
4.00%, 7/20/2047	279,439	300,748
4.00%, 8/20/2047	115,644	124,463
4.00%, 1/20/2048	200,703	216,008
4.00%, 6/20/2048	874,920	938,400
4.00%, 8/20/2048	1,110,158	1,190,706
4.00%, 10/20/2048	470,735	504,889
4.00%, 11/20/2048	372,386	399,405
4.00%, 4/20/2049	376,324	400,793
4.00%, 6/20/2049	851,599	906,970
4.00%, 7/20/2049	461,966	492,003
4.00%, 1/20/2050	705,262	751,119
4.00%, 3/20/2050	1,451,698	1,546,088
Security Description	Principal Amount	Value
4.50%, 1/20/2044	$ 96,178	$ 107,710
4.50%, 11/20/2044	28,842	32,220
4.50%, 12/20/2044	23,416	26,159
4.50%, 4/20/2046	133,810	149,480
4.50%, 6/20/2046	91,968	102,738
4.50%, 7/20/2046	127,686	142,639
4.50%, 4/20/2047	414,997	453,982
4.50%, 8/20/2047	121,616	132,622
4.50%, 11/20/2047	1,098,540	1,197,951
4.50%, 12/20/2047	68,351	74,537
4.50%, 11/20/2048	479,690	516,832
4.50%, 7/20/2049	519,602	557,292
5.00%, 6/15/2040	29,596	32,739
5.00%, 10/15/2041	74,180	82,044
5.00%, 3/20/2044	44,095	50,336
5.00%, 12/20/2045	153,190	174,713
5.00%, 1/20/2048	277,358	305,550
5.00%, 5/20/2048	248,225	271,427
5.00%, 9/20/2048	428,898	467,132
5.00%, 3/20/2050	659,163	720,778
5.50%, 10/20/2043	38,975	43,995
5.50%, 5/20/2045	455,956	511,870
TBA, 2.00%, 1/1/2051 (f)	3,500,000	3,658,305
TBA, 2.50%, 1/1/2051 (f)	5,225,000	5,529,356
TBA, 3.00%, 1/1/2051 (f)	2,000,000	2,091,020
TBA, 3.50%, 1/1/2051 (f)	3,275,000	3,469,404
TBA, 4.00%, 1/1/2051 (f)	2,500,000	2,665,430
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	203,646
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	86,219
2.88%, 9/15/2024	100,000	109,581
3.50%, 12/15/2042	175,000	219,002
4.25%, 9/15/2065	100,000	148,653
5.25%, 9/15/2039	150,000	225,477
Series A, 2.88%, 2/1/2027	150,000	169,015
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $405,820,820)		414,514,325
U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,705,719
1.13%, 8/15/2040	6,500,000	6,155,703
1.25%, 5/15/2050 (b)	1,500,000	1,361,484
1.38%, 11/15/2040	7,750,000	7,665,234
1.38%, 8/15/2050	2,600,000	2,435,062
1.63%, 11/15/2050	3,250,000	3,237,305
2.00%, 2/15/2050	1,300,000	1,412,734
2.25%, 8/15/2046	1,425,000	1,627,617
2.25%, 8/15/2049	2,000,000	2,290,312
2.38%, 11/15/2049 (b)	2,500,000	2,938,672
2.50%, 2/15/2045	1,840,000	2,194,775
2.50%, 2/15/2046	2,400,000	2,868,375
2.50%, 5/15/2046	1,850,000	2,211,328

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
2.75%, 8/15/2042	$ 900,000	$ 1,115,438
2.75%, 11/15/2042	1,500,000	1,857,891
2.75%, 8/15/2047 (b)	1,700,000	2,132,703
2.75%, 11/15/2047	1,650,000	2,072,039
2.88%, 5/15/2043	1,850,000	2,339,094
2.88%, 8/15/2045 (b)	2,230,000	2,838,372
2.88%, 11/15/2046 (b)	1,500,000	1,917,422
2.88%, 5/15/2049	2,450,000	3,165,477
3.00%, 5/15/2042	325,000	418,031
3.00%, 11/15/2044	1,925,000	2,492,273
3.00%, 5/15/2045	1,875,000	2,433,398
3.00%, 11/15/2045 (b)	1,900,000	2,473,266
3.00%, 2/15/2047	2,200,000	2,878,562
3.00%, 5/15/2047	1,050,000	1,375,828
3.00%, 2/15/2048	1,700,000	2,232,578
3.00%, 8/15/2048	2,950,000	3,882,937
3.00%, 2/15/2049	2,650,000	3,497,172
3.13%, 11/15/2041	350,000	457,625
3.13%, 2/15/2042	725,000	950,430
3.13%, 2/15/2043	575,000	754,148
3.13%, 8/15/2044	2,500,000	3,298,047
3.13%, 5/15/2048	2,375,000	3,189,551
3.38%, 5/15/2044	1,900,000	2,598,844
3.38%, 11/15/2048	2,100,000	2,950,828
3.50%, 2/15/2039	1,000,000	1,357,188
3.63%, 8/15/2043	1,600,000	2,260,000
3.63%, 2/15/2044	1,475,000	2,088,508
3.75%, 11/15/2043	1,425,000	2,051,332
3.88%, 8/15/2040	750,000	1,074,727
4.25%, 11/15/2040	250,000	375,508
4.38%, 2/15/2038 (b)	650,000	965,859
4.38%, 11/15/2039	1,250,000	1,889,453
4.38%, 5/15/2040	575,000	872,563
4.38%, 5/15/2041	300,000	459,891
4.50%, 2/15/2036 (b)	1,500,000	2,201,016
4.50%, 5/15/2038	200,000	301,875
4.50%, 8/15/2039	650,000	994,094
4.63%, 2/15/2040	400,000	623,188
4.75%, 2/15/2037	350,000	533,367
4.75%, 2/15/2041 (b)	650,000	1,038,375
5.00%, 5/15/2037 (b)	300,000	470,016
5.25%, 11/15/2028	450,000	606,164
6.50%, 11/15/2026 (b)	1,500,000	2,021,953
Treasury Notes:
0.13%, 6/30/2022	5,500,000	5,500,859
0.13%, 7/31/2022	5,000,000	5,000,586
0.13%, 8/31/2022	6,000,000	6,000,234
0.13%, 9/30/2022	4,000,000	4,000,156
0.13%, 10/31/2022	3,000,000	3,000,234
0.13%, 11/30/2022 (b)	6,500,000	6,500,508
0.13%, 12/31/2022	6,000,000	6,000,703
0.13%, 5/15/2023	2,000,000	1,999,375
0.13%, 7/15/2023	4,500,000	4,497,539
0.13%, 10/15/2023	3,000,000	2,997,656
0.13%, 12/15/2023	6,000,000	5,992,969
Security Description	Principal Amount	Value
0.25%, 4/15/2023	$ 1,500,000	$ 1,503,750
0.25%, 6/15/2023	3,000,000	3,007,734
0.25%, 11/15/2023 (b)	3,500,000	3,509,570
0.25%, 6/30/2025	3,000,000	2,992,266
0.25%, 8/31/2025	5,000,000	4,983,203
0.25%, 9/30/2025	5,000,000	4,980,469
0.25%, 12/31/2025	6,000,000	6,004,687
0.38%, 4/30/2025	4,000,000	4,014,688
0.38%, 11/30/2025 (b)	3,000,000	3,004,219
0.38%, 7/31/2027	2,000,000	1,973,438
0.38%, 9/30/2027	6,000,000	5,908,125
0.50%, 3/31/2025 (b)	2,150,000	2,169,652
0.50%, 6/30/2027	4,500,000	4,480,664
0.50%, 8/31/2027	1,000,000	993,750
0.50%, 10/31/2027	2,250,000	2,232,070
0.63%, 11/30/2027 (b)	4,550,000	4,548,578
0.63%, 12/31/2027	6,000,000	5,993,437
0.63%, 5/15/2030	3,900,000	3,813,469
0.63%, 8/15/2030 (b)	3,250,000	3,169,258
0.88%, 11/15/2030	5,000,000	4,982,812
1.13%, 2/28/2022	1,500,000	1,517,520
1.13%, 2/28/2025	2,000,000	2,070,469
1.13%, 2/28/2027	1,250,000	1,296,191
1.25%, 7/31/2023	250,000	257,090
1.38%, 10/15/2022	2,500,000	2,555,469
1.38%, 2/15/2023	2,000,000	2,052,500
1.38%, 9/30/2023	550,000	568,434
1.38%, 1/31/2025	2,000,000	2,090,156
1.38%, 8/31/2026	3,000,000	3,155,391
1.50%, 1/31/2022	450,000	456,680
1.50%, 9/15/2022	3,000,000	3,069,727
1.50%, 3/31/2023 (b)	1,000,000	1,030,391
1.50%, 10/31/2024	1,500,000	1,572,070
1.50%, 11/30/2024	1,500,000	1,572,891
1.50%, 8/15/2026	1,650,000	1,746,809
1.50%, 1/31/2027	2,000,000	2,119,688
1.50%, 2/15/2030	5,850,000	6,190,031
1.63%, 8/31/2022	1,150,000	1,178,436
1.63%, 11/15/2022	3,500,000	3,597,344
1.63%, 12/15/2022 (b)	2,000,000	2,058,438
1.63%, 4/30/2023 (b)	2,500,000	2,585,937
1.63%, 5/31/2023 (b)	1,250,000	1,294,434
1.63%, 2/15/2026	1,925,000	2,047,117
1.63%, 5/15/2026 (b)	1,000,000	1,064,609
1.63%, 9/30/2026	1,250,000	1,332,520
1.63%, 10/31/2026	1,250,000	1,333,008
1.63%, 8/15/2029 (b)	2,250,000	2,407,148
1.75%, 2/28/2022	300,000	305,660
1.75%, 3/31/2022	250,000	255,059
1.75%, 4/30/2022	300,000	306,492
1.75%, 5/31/2022 (b)	1,000,000	1,022,852
1.75%, 6/15/2022	1,500,000	1,535,273
1.75%, 6/30/2022 (b)	3,750,000	3,840,820
1.75%, 9/30/2022	1,750,000	1,799,287
1.75%, 1/31/2023	2,925,000	3,023,262

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
1.75%, 5/15/2023	$ 250,000	$ 259,492
1.75%, 6/30/2024 (b)	1,500,000	1,580,391
1.75%, 12/31/2024 (b)	1,250,000	1,324,023
1.75%, 11/15/2029	3,000,000	3,242,344
1.88%, 2/28/2022	1,500,000	1,530,410
1.88%, 3/31/2022 (b)	5,500,000	5,619,668
1.88%, 4/30/2022 (b)	6,000,000	6,139,219
1.88%, 5/31/2022	100,000	102,473
1.88%, 7/31/2022	1,000,000	1,027,539
1.88%, 8/31/2022	150,000	154,330
1.88%, 9/30/2022	500,000	515,176
1.88%, 8/31/2024	850,000	901,133
1.88%, 6/30/2026	1,250,000	1,348,535
1.88%, 7/31/2026	1,000,000	1,079,453
2.00%, 7/31/2022	100,000	102,949
2.00%, 10/31/2022	1,000,000	1,034,063
2.00%, 11/30/2022	2,000,000	2,071,250
2.00%, 2/15/2023	500,000	519,727
2.00%, 5/31/2024	1,750,000	1,856,914
2.00%, 6/30/2024	350,000	371,820
2.00%, 2/15/2025	2,375,000	2,543,105
2.00%, 8/15/2025 (b)	1,500,000	1,615,898
2.00%, 11/15/2026	2,250,000	2,448,633
2.13%, 6/30/2022 (b)	4,500,000	4,634,297
2.13%, 12/31/2022 (b)	3,900,000	4,054,629
2.13%, 11/30/2023	1,000,000	1,057,266
2.13%, 3/31/2024	975,000	1,035,938
2.13%, 7/31/2024	2,500,000	2,670,312
2.13%, 9/30/2024	1,500,000	1,605,586
2.13%, 11/30/2024	1,250,000	1,341,113
2.13%, 5/15/2025	2,350,000	2,536,531
2.13%, 5/31/2026	2,500,000	2,728,906
2.25%, 12/31/2023	1,750,000	1,859,102
2.25%, 1/31/2024	1,000,000	1,063,750
2.25%, 4/30/2024	1,000,000	1,068,125
2.25%, 10/31/2024	1,250,000	1,345,703
2.25%, 11/15/2024 (b)	3,000,000	3,232,031
2.25%, 12/31/2024	1,250,000	1,348,926
2.25%, 11/15/2025 (b)	1,975,000	2,156,916
2.25%, 3/31/2026	3,000,000	3,289,453
2.25%, 2/15/2027	3,000,000	3,315,937
2.25%, 8/15/2027 (b)	2,000,000	2,217,500
2.25%, 11/15/2027	500,000	555,156
2.38%, 3/15/2022 (b)	8,000,000	8,215,312
2.38%, 1/31/2023	1,500,000	1,569,609
2.38%, 2/29/2024	5,000,000	5,344,531
2.38%, 8/15/2024	1,950,000	2,101,582
2.38%, 5/15/2027 (b)	2,900,000	3,234,633
2.38%, 5/15/2029	4,350,000	4,916,180
2.50%, 2/15/2022	2,000,000	2,053,125
2.50%, 3/31/2023	1,250,000	1,316,016
2.50%, 8/15/2023	2,500,000	2,653,906
2.50%, 1/31/2024	2,000,000	2,142,656
2.50%, 5/15/2024	5,000,000	5,387,109
2.50%, 1/31/2025	1,000,000	1,090,703
Security Description	Principal Amount	Value
2.50%, 2/28/2026	$ 2,500,000	$ 2,770,703
2.63%, 2/28/2023	4,000,000	4,214,063
2.63%, 6/30/2023	1,600,000	1,698,500
2.63%, 12/31/2023	3,000,000	3,219,844
2.63%, 3/31/2025	1,000,000	1,098,594
2.63%, 12/31/2025	3,250,000	3,614,355
2.63%, 1/31/2026	2,250,000	2,505,762
2.63%, 2/15/2029 (b)	3,100,000	3,558,703
2.75%, 4/30/2023	3,250,000	3,446,523
2.75%, 5/31/2023	1,500,000	1,593,867
2.75%, 7/31/2023	1,000,000	1,066,875
2.75%, 8/31/2023	3,750,000	4,008,105
2.75%, 11/15/2023 (b)	1,500,000	1,611,563
2.75%, 2/15/2024	7,100,000	7,670,219
2.75%, 2/28/2025	1,000,000	1,102,266
2.75%, 6/30/2025	2,750,000	3,049,707
2.75%, 8/31/2025	2,500,000	2,779,883
2.75%, 2/15/2028 (b)	2,750,000	3,153,047
2.88%, 9/30/2023	2,000,000	2,148,437
2.88%, 10/31/2023	2,000,000	2,153,125
2.88%, 11/30/2023	3,000,000	3,236,250
2.88%, 4/30/2025	1,250,000	1,388,672
2.88%, 5/31/2025	3,900,000	4,339,359
2.88%, 7/31/2025 (b)	4,000,000	4,464,688
2.88%, 11/30/2025	1,500,000	1,684,219
2.88%, 5/15/2028	4,000,000	4,633,750
2.88%, 8/15/2028 (b)	3,250,000	3,775,078
3.00%, 9/30/2025	2,500,000	2,813,281
3.00%, 10/31/2025	2,750,000	3,099,766
3.13%, 11/15/2028	3,250,000	3,847,695
TOTAL U.S. TREASURY OBLIGATIONS (Cost $489,999,517)		514,955,195
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	46,144
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	53,921
California, State General Obligation:
3.50%, 4/1/2028	250,000	291,697
7.30%, 10/1/2039	125,000	206,329
7.50%, 4/1/2034	100,000	166,666
7.55%, 4/1/2039	100,000	175,580
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	122,461
City of San Francisco CA Public Utilities Commission Water Revenue Series E, 2.83%, 11/1/2041	100,000	104,734

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
Los Angeles Community College District:
1.61%, 8/1/2028	$ 50,000	$ 51,870
1.81%, 8/1/2030	50,000	51,621
2.11%, 8/1/2032	50,000	52,107
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	152,481
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	35,270
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	81,149
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	295,501
State of California 7.60%, 11/1/2040	250,000	452,195
University of California Series BG, 0.88%, 5/15/2025	15,000	15,215
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	330,903
		2,685,844
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	137,682
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	51,146
Series A, 1.71%, 7/1/2027	50,000	51,900
Series A, 2.15%, 7/1/2030	50,000	52,611
		293,339
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	162,000	250,394
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	63,403
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	61,732
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	289,580
State of Illinois:
5.10%, 6/1/2033	50,000	53,811
6.63%, 2/1/2035	200,000	229,130
7.35%, 7/1/2035	100,000	119,226
		816,882
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	$ 15,000	$ 15,698
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	21,515
Series C, 2.95%, 5/15/2043	100,000	103,853
		141,066
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	350,274
3.65%, 8/15/2057	100,000	126,380
		476,654
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	210,252
4.13%, 6/15/2042	160,000	165,741
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	163,290
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	39,739
		579,022
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	38,026
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	105,335
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	114,877
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	252,765
5.65%, 11/1/2040	100,000	143,419
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	125,000	152,174
Series 192, 4.81%, 10/15/2065	25,000	34,663
Series AAA, 1.09%, 7/1/2023	150,000	152,235
		993,494
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	243,771

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
OREGON — 0.1%
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	$ 750,000	$ 782,917
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	152,661
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	113,178
		265,839
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	79,045
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	142,382
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	267,422
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	67,978
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	180,724
State of Texas 3.21%, 4/1/2044	50,000	54,629
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	150,820
2.56%, 4/1/2042	40,000	40,747
		983,747
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	66,641
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	148,497
		215,138
TOTAL MUNICIPAL BONDS & NOTES (Cost $7,893,238)		8,728,107
MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	111,540
Security Description	Principal Amount	Value
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	$ 90,000	$ 103,058
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	56,411
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	171,166
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	120,498
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	115,897
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	112,940
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	55,867
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	223,275
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	95,852
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	517,578
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	173,211
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	259,393
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	151,185
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	117,354
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	119,336
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	134,281
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	225,448
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	823,902
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	81,563
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	221,334

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	$ 300,000	$ 340,310
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	673,017
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	110,625
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	168,422
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	78,787
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	283,806
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	110,159
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	435,068
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	110,157
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	55,917
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	290,634	310,962
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	35,301	37,321
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	435,253
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	118,838
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	162,694
Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	$ 250,000	$ 283,174
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	59,872
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	222,223
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	167,422
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.05%, 7/10/2046 (c)	80,000	86,521
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	93,700
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	156,599
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	217,845
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	284,162
GS Mortgage Securities Trust 2020-GSA2 Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	514,065
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	65,304
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	111,416
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	54,691
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	225,785
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	113,193

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.74%, 3/15/2049 (c)	$ 300,000	$ 335,199
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	568,620
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	216,970
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	312,571
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	478,340
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	241,373
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	177,173
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	225,753
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	467,065
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	115,263
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	182,864
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	221,661
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	111,863
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	180,128	189,291
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	$ 91,374	$ 100,715
Wells Fargo Commercial Mortgage Trust 2015-SG1 Series 2015-SG1, Class A4, 3.79%, 9/15/2048	996,583	1,094,481
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	332,132
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	286,372
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	180,008
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	227,636
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	118,298
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	109,655
TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,481,962)		16,371,700
	Shares
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	48,860,303	48,870,075
State Street Navigator Securities Lending Portfolio II (i) (j)	60,700,873	60,700,873
TOTAL SHORT-TERM INVESTMENTS (Cost $109,570,826)		109,570,948
TOTAL INVESTMENTS — 106.7% (Cost $1,438,494,935)		1,509,255,314
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(94,247,694)
NET ASSETS — 100.0%		$ 1,415,007,620

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 387,244,612	$—	$ 387,244,612
Asset-Backed Securities	—	4,893,079	—	4,893,079
Foreign Government Obligations	—	52,977,348	—	52,977,348
U.S. Government Agency Obligations	—	414,514,325	—	414,514,325
U.S. Treasury Obligations	—	514,955,195	—	514,955,195
Municipal Bonds & Notes	—	8,728,107	—	8,728,107
Mortgage-Backed Securities	—	16,371,700	—	16,371,700
Short-Term Investments	109,570,948	—	—	109,570,948
TOTAL INVESTMENTS	$109,570,948	$1,399,684,366	$—	$1,509,255,314
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,860,756	$20,862,842	$416,953,583	$388,931,871	$(13,771)	$(708)	48,860,303	$ 48,870,075	$ 58,895
State Street Navigator Securities Lending Portfolio II	30,806,743	30,806,743	370,403,975	340,509,845	—	—	60,700,873	60,700,873	154,289
Total		$51,669,585	$787,357,558	$729,441,716	$(13,771)	$(708)		$109,570,948	$213,184
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 98.5%
ARGENTINA — 0.1%
Adecoagro SA (a)	11,300	$ 76,840
Banco BBVA Argentina SA ADR (a)(b)	12,500	40,125
Banco Macro SA ADR (a)	4,800	74,736
Central Puerto SA ADR (b)	16,100	43,470
Despegar.com Corp. (a)	7,500	96,075
Globant SA (a)	4,300	935,723
Grupo Financiero Galicia SA ADR	13,600	118,864
IRSA Propiedades Comerciales SA ADR	13	119
Loma Negra Cia Industrial Argentina SA ADR (b)	7,400	45,510
Pampa Energia SA ADR (a)	5,700	78,546
Telecom Argentina SA ADR (b)	11,500	75,440
Transportadora de Gas del Sur SA Class B, ADR (a)	9,000	46,800
YPF SA ADR (a)	23,000	108,100
		1,740,348
AUSTRALIA — 5.1%
Abacus Property Group REIT	62,204	137,759
Accent Group, Ltd.	61,268	109,211
Adelaide Brighton, Ltd.	35,372	91,438
Afterpay, Ltd. (a)	23,593	2,148,254
AGL Energy, Ltd.	70,641	651,396
ALS, Ltd.	54,239	402,212
Altium, Ltd.	12,264	321,665
Alumina, Ltd.	253,572	359,052
AMP, Ltd.	355,993	428,535
Ampol, Ltd.	28,489	624,772
Ansell, Ltd.	13,737	368,674
APA Group Stapled Security	127,255	947,595
Appen, Ltd.	12,910	245,962
ARB Corp., Ltd.	8,941	212,499
Aristocrat Leisure, Ltd.	61,422	1,469,285
ASX, Ltd.	21,327	1,184,903
Atlas Arteria, Ltd. Stapled Security	101,330	508,244
AUB Group, Ltd.	6,834	85,377
Aurizon Holdings, Ltd.	206,710	622,080
AusNet Services	192,422	260,587
Austal, Ltd.	34,296	70,660
Australia & New Zealand Banking Group, Ltd.	310,793	5,443,993
Australian Agricultural Co., Ltd. (a)	66,789	56,692
Australian Pharmaceutical Industries, Ltd.	85,600	81,245
Aventus Group REIT	55,052	116,398
Bank of Queensland, Ltd. (b)	48,559	290,022
Bapcor, Ltd.	41,995	252,114
Beach Energy, Ltd.	211,449	294,512
Bega Cheese, Ltd.	33,033	130,253
Security Description	Shares	Value
Bellevue Gold, Ltd. (a)	77,436	$ 66,924
Bendigo & Adelaide Bank, Ltd.	62,877	452,198
BHP Group PLC	231,445	6,090,192
BHP Group, Ltd.	322,812	10,569,226
Bingo Industries, Ltd. (b)	47,497	89,429
Blackmores, Ltd. (a)	2,362	137,700
BlueScope Steel, Ltd.	52,961	714,362
Boral, Ltd.	140,160	535,365
Brambles, Ltd.	168,216	1,375,921
Bravura Solutions, Ltd. (b)	27,615	68,615
Breville Group, Ltd.	9,858	194,509
Brickworks, Ltd.	10,320	152,898
BWP Trust REIT	46,487	158,553
BWX, Ltd.	22,386	70,997
carsales.com, Ltd.	28,203	435,475
Cedar Woods Properties, Ltd.	15,633	75,395
Centuria Capital Group	43,479	88,238
Centuria Industrial REIT	46,555	111,006
Centuria Office REIT	34,820	57,499
Chalice Mining, Ltd. (a)	30,131	90,677
Challenger, Ltd.	56,133	278,949
Champion Iron, Ltd. (a)	28,333	103,850
Charter Hall Group REIT	53,182	603,667
Charter Hall Long Wale REIT	46,061	165,275
Charter Hall Retail REIT	66,012	186,943
Charter Hall Social Infrastructure REIT	31,604	79,502
CIMIC Group, Ltd. (a)(b)	10,985	206,574
Cleanaway Waste Management, Ltd.	199,305	361,415
Clinuvel Pharmaceuticals, Ltd.	6,455	111,176
Coca-Cola Amatil, Ltd.	53,528	534,072
Cochlear, Ltd.	7,021	1,023,956
Codan, Ltd.	10,768	92,896
Coles Group, Ltd.	145,925	2,042,619
Collins Foods, Ltd.	10,417	77,489
Commonwealth Bank of Australia	193,986	12,290,991
Computershare, Ltd.	52,028	585,751
Cooper Energy, Ltd. (a)(b)	188,865	56,838
Coronado Global Resources, Inc. CDI (c)	64,509	56,498
Corporate Travel Management, Ltd. (a)(b)	11,274	152,243
Costa Group Holdings, Ltd.	49,359	155,399
Credit Corp. Group, Ltd.	8,972	205,620
Cromwell Property Group REIT (b)	125,374	84,168
Crown Resorts, Ltd.	39,227	291,495
CSL, Ltd.	49,793	10,880,562
CSR, Ltd.	60,538	244,315
Data#3, Ltd.	12,944	56,034
De Grey Mining, Ltd. (a)	96,762	75,786
Deterra Royalties, Ltd. (a)	45,185	167,362
Dexus REIT	117,689	853,659

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Dicker Data, Ltd.	13,173	$ 106,224
Domain Holdings Australia, Ltd.	51,929	179,919
Domino's Pizza Enterprises, Ltd.	6,253	418,242
Downer EDI, Ltd.	72,645	298,781
Eagers Automotive, Ltd.	22,732	233,122
Elders, Ltd.	16,674	126,864
Electro Optic Systems Holdings, Ltd. (a)	13,777	62,829
Emeco Holdings, Ltd. (a)	91,638	80,612
EML Payments, Ltd. (a)(b)	43,295	139,648
Evolution Mining, Ltd.	174,635	672,438
Flight Centre Travel Group, Ltd. (a)	12,845	157,103
Fortescue Metals Group, Ltd.	185,569	3,355,044
Freedom Foods Group, Ltd. (a)(b)(d)	11,132	19,392
G8 Education, Ltd.	123,292	112,263
GDI Property Group REIT	67,675	63,188
Genworth Mortgage Insurance Australia, Ltd.	30,544	56,331
Glencore PLC (a)	1,119,506	3,565,618
Gold Road Resources, Ltd. (a)	85,928	87,856
Goodman Group REIT	181,847	2,653,494
GPT Group REIT	219,399	761,847
GrainCorp, Ltd. Class A	34,811	112,551
Growthpoint Properties Australia, Ltd. REIT	24,433	65,799
GUD Holdings, Ltd.	7,926	71,803
GWA Group, Ltd.	32,088	86,415
Hansen Technologies, Ltd.	29,249	84,186
Harvey Norman Holdings, Ltd.	71,585	259,069
Healius, Ltd.	80,610	232,016
Home Consortium, Ltd. REIT	14,306	44,157
HT&E, Ltd. (b)	31,864	45,488
HUB24, Ltd.	4,938	81,314
IDP Education, Ltd.	16,362	250,621
IGO, Ltd.	64,093	315,538
Iluka Resources, Ltd.	45,185	226,287
Incitec Pivot, Ltd. (a)	194,066	341,432
Ingenia Communities Group REIT	29,597	112,366
Inghams Group, Ltd. (b)	49,503	119,181
Insurance Australia Group, Ltd.	267,353	969,624
Integral Diagnostics, Ltd.	37,623	125,998
Integrated Research, Ltd.	33,401	68,559
InvoCare, Ltd. (b)	12,775	112,872
IOOF Holdings, Ltd. (b)	96,661	262,551
IPH, Ltd.	26,936	133,649
IRESS, Ltd.	22,953	187,921
Irongate Group REIT	126,513	123,982
JB Hi-Fi, Ltd.	11,901	446,497
Jumbo Interactive, Ltd.	3,849	41,759
Security Description	Shares	Value
Jupiter Mines, Ltd.	276,114	$ 64,984
Kogan.com, Ltd.	5,732	84,039
LendLease Corp., Ltd. Stapled Security	74,436	752,445
Lifestyle Communities, Ltd.	8,230	81,225
Link Administration Holdings, Ltd.	65,176	279,127
Lovisa Holdings, Ltd.	8,077	70,616
Lynas Rare Earths, Ltd. (a)	127,163	390,539
Macquarie Group, Ltd.	37,634	4,021,498
Magellan Financial Group, Ltd.	14,421	597,127
Mayne Pharma Group, Ltd. (a)	178,522	47,526
McMillan Shakespeare, Ltd.	6,570	62,814
Medibank Pvt, Ltd.	311,539	723,601
Megaport, Ltd. (a)	11,378	125,113
Mesoblast, Ltd. (a)(b)	43,560	75,629
Metcash, Ltd. (b)	105,905	276,219
Mineral Resources, Ltd.	18,826	544,039
Mirvac Group REIT	441,625	899,659
Monadelphous Group, Ltd.	8,112	84,317
Nanosonics, Ltd. (a)(b)	34,472	213,601
National Australia Bank, Ltd.	360,534	6,287,458
National Storage REIT	127,043	187,243
nearmap, Ltd. (a)	42,091	72,105
Netwealth Group, Ltd.	8,601	105,793
New Hope Corp., Ltd. (b)	83,313	90,968
Newcrest Mining, Ltd.	89,427	1,778,984
NEXTDC, Ltd. (a)	47,436	447,667
nib holdings, Ltd.	47,734	219,899
Nick Scali, Ltd.	7,545	56,183
Nickel Mines, Ltd.	109,119	93,043
Nine Entertainment Co. Holdings, Ltd.	149,876	268,312
Northern Star Resources, Ltd.	82,424	807,116
NRW Holdings, Ltd.	47,497	107,021
Nufarm, Ltd. (a)	23,020	72,830
OceanaGold Corp. (a)	84,900	163,936
Oil Search, Ltd.	220,107	630,127
Omni Bridgeway, Ltd.	22,796	75,639
oOh!media, Ltd.	54,746	70,126
Orica, Ltd.	46,295	541,212
Origin Energy, Ltd.	199,358	732,253
Orocobre, Ltd. (a)	47,432	163,606
Orora, Ltd.	103,568	215,779
OZ Minerals, Ltd.	56,350	820,949
Pact Group Holdings, Ltd.	44,824	91,659
Pendal Group, Ltd.	26,280	132,422
Perenti Global, Ltd.	51,384	54,321
Perpetual, Ltd.	7,306	195,966
Perseus Mining, Ltd. (a)	156,849	157,342
Pilbara Minerals, Ltd. (a)	499,501	335,333
Pinnacle Investment Management Group, Ltd.	9,944	54,480

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Platinum Asset Management, Ltd.	48,574	$ 152,927
PointsBet Holdings, Ltd. (a)	14,832	135,854
PolyNovo, Ltd. (a)(b)	74,443	222,883
Premier Investments, Ltd.	8,796	159,573
Pro Medicus, Ltd.	6,177	162,823
Qantas Airways, Ltd. (a)	97,964	366,631
QBE Insurance Group, Ltd.	157,028	1,033,586
Qube Holdings, Ltd.	191,242	433,861
Ramelius Resources, Ltd.	75,907	98,697
Ramsay Health Care, Ltd.	20,378	977,761
REA Group, Ltd.	5,482	629,706
Redbubble, Ltd. (a)	20,611	87,793
Regis Resources, Ltd.	53,537	154,506
Resolute Mining, Ltd. (a)	168,285	103,236
Rio Tinto PLC	122,954	9,193,532
Rio Tinto, Ltd.	40,221	3,532,890
Rural Funds Group REIT (b)	71,949	143,240
Sandfire Resources, Ltd.	16,700	68,943
Santos, Ltd.	208,435	1,008,460
Saracen Mineral Holdings, Ltd. (a)	119,802	439,115
Scentre Group REIT	592,592	1,271,221
SeaLink Travel Group, Ltd.	11,966	61,773
SEEK, Ltd.	37,869	833,693
Select Harvests, Ltd.	15,885	63,985
Service Stream, Ltd.	39,978	55,682
Seven Group Holdings, Ltd. (b)	16,554	298,270
Shopping Centres Australasia Property Group REIT	111,477	216,774
Sigma Healthcare, Ltd. (a)	183,261	86,969
Silver Lake Resources, Ltd. (a)	111,938	154,615
SmartGroup Corp., Ltd.	8,607	45,362
SolGold PLC (a)	80,170	35,507
Sonic Healthcare, Ltd.	50,037	1,241,346
South32, Ltd. (e)	10,757	20,495
South32, Ltd. (e)	531,183	1,012,422
Southern Cross Media Group, Ltd. (a)	24,760	42,798
Spark Infrastructure Group Stapled Security	184,015	299,610
St Barbara, Ltd.	97,413	177,398
Star Entertainment Group, Ltd.	100,013	284,004
Steadfast Group, Ltd.	89,418	275,308
Stockland REIT	257,159	829,466
Suncorp Group, Ltd.	140,226	1,053,921
Super Retail Group, Ltd.	16,371	133,022
Sydney Airport Stapled Security (a)	143,443	709,509
Tabcorp Holdings, Ltd.	255,124	767,779
Tassal Group, Ltd. (b)	26,291	68,166
Technology One, Ltd.	23,020	145,660
Telstra Corp., Ltd.	444,899	1,023,053
Security Description	Shares	Value
Temple & Webster Group, Ltd. (a)	8,580	$ 73,292
TPG TELECOM, Ltd. (a)	37,112	206,763
Transurban Group Stapled Security	299,840	3,160,536
Treasury Wine Estates, Ltd.	82,679	599,713
Tyro Payments, Ltd. (a)	16,236	39,966
United Malt Grp, Ltd.	28,650	90,642
Vicinity Centres REIT	400,599	496,141
Viva Energy Group, Ltd. (c)	81,264	119,771
Vocus Group, Ltd. (a)	56,908	177,409
Washington H Soul Pattinson & Co., Ltd.	13,134	304,958
Waypoint REIT	75,398	158,834
Webjet, Ltd. (b)	34,421	134,664
Wesfarmers, Ltd.	124,248	4,832,150
West African Resources, Ltd. (a)	90,277	72,797
Western Areas, Ltd. (b)	34,077	69,157
Westgold Resources, Ltd. (a)	42,610	86,803
Westpac Banking Corp.	398,442	5,955,458
Whitehaven Coal, Ltd. (b)	130,725	165,938
WiseTech Global, Ltd.	17,429	413,560
Woodside Petroleum, Ltd.	105,737	1,855,402
Woolworths Group, Ltd.	137,422	4,168,500
Worley, Ltd.	42,656	378,199
Zip Co., Ltd. (a)(b)	45,025	183,793
		168,030,283
AUSTRIA — 0.2%
Agrana Beteiligungs AG	607	11,972
ams AG (a)	29,317	642,092
ANDRITZ AG	7,538	345,682
AT&S Austria Technologie & Systemtechnik AG	4,273	136,457
BAWAG Group AG (c)	7,283	338,622
CA Immobilien Anlagen AG	8,392	321,903
DO & Co. AG (a)(b)	757	61,872
Erste Group Bank AG	30,614	934,196
EVN AG	5,757	125,946
FACC AG (a)(b)	6,220	64,613
IMMOFINANZ AG (a)	10,275	213,346
Lenzing AG (a)(b)	1,374	139,200
Oesterreichische Post AG (b)	4,115	144,502
OMV AG	16,138	651,606
Palfinger AG	2,748	87,084
Porr AG (a)(b)	3,398	53,633
Raiffeisen Bank International AG (a)	15,326	312,785
S IMMO AG	4,849	100,624
S&T AG (a)	4,086	96,489
Schoeller-Bleckmann Oilfield Equipment AG	1,349	51,333
Semperit AG Holding (a)	1,065	31,665
Telekom Austria AG	20,116	155,800
UNIQA Insurance Group AG	23,821	186,536
Verbund AG	7,050	602,528

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,462	$ 139,007
Voestalpine AG	12,016	430,774
Wienerberger AG	12,817	408,993
Zumtobel Group AG	2,928	21,854
		6,811,114
BELGIUM — 0.7%
Ackermans & van Haaren NV	2,428	365,406
Aedifica SA REIT	4,316	519,107
Ageas SA/NV	20,657	1,101,479
AGFA-Gevaert NV (a)	20,285	96,797
Anheuser-Busch InBev SA	81,925	5,714,644
Barco NV	7,104	154,893
Befimmo SA REIT	2,488	110,504
Bekaert SA	3,753	124,718
Biocartis Group NV (a)(c)	10,226	58,181
bpost SA (a)	10,354	107,557
Cie d'Entreprises CFE (a)	691	70,681
Cofinimmo SA REIT	3,365	501,480
D'ieteren SA	2,263	187,731
Econocom Group SA	27,987	84,753
Elia Group SA	4,133	493,051
Etablissements Franz Colruyt NV	5,733	339,998
Euronav NV	18,225	147,175
Fagron	6,352	147,668
Galapagos NV (a)	5,280	519,928
Gimv NV	1,974	120,764
Groupe Bruxelles Lambert SA	12,246	1,236,446
Intervest Offices & Warehouses NV REIT	5,463	150,730
Ion Beam Applications (b)	4,121	61,515
KBC Ancora (a)	4,469	191,272
KBC Group NV (a)	26,668	1,869,025
Kinepolis Group NV (a)	1,145	48,683
Melexis NV	2,091	204,420
Mithra Pharmaceuticals SA (a)(b)	1,371	33,046
Montea CVA REIT	1,589	181,007
Ontex Group NV (a)(b)	6,500	87,484
Orange Belgium SA	3,420	91,223
Proximus SADP	15,537	308,157
Recticel SA	8,030	105,325
Retail Estates NV REIT	1,506	108,902
Sioen Industries NV (a)	717	19,388
Sofina SA	1,948	660,223
Solvay SA	8,805	1,043,723
Telenet Group Holding NV	5,514	236,673
Tessenderlo Group SA (a)	2,269	90,644
UCB SA	14,429	1,491,461
Umicore SA	23,323	1,121,213
Van de Velde NV	621	17,400
Warehouses De Pauw CVA REIT	16,773	579,969
Security Description	Shares	Value
X-Fab Silicon Foundries SE (a)(c)	6,093	$ 36,679
Xior Student Housing NV REIT	1,800	108,137
		21,049,260
BRAZIL — 1.7%
AES Tiete Energia SA	22,400	71,286
Aliansce Sonae Shopping Centers SA (a)	14,000	78,622
Alliar Medicos A Frente SA	15,100	32,269
Alpargatas SA Preference Shares	24,400	197,297
Alupar Investimento SA	19,900	103,787
Ambev SA	529,867	1,596,477
Ambipar Participacoes e Empreendimentos S/A (a)	11,000	55,951
Anima Holding SA (a)	24,663	170,934
Arcos Dorados Holdings, Inc. Class A (b)	13,353	67,166
Arezzo Industria e Comercio SA	6,200	81,382
Atacadao SA	42,300	157,906
Azul SA Preference Shares (a)	33,500	253,465
B2W Cia Digital (a)	24,994	363,828
B3 SA - Brasil Bolsa Balcao	229,401	2,737,337
Banco ABC Brasil SA Preference Shares	16,392	49,452
Banco Bradesco SA Preference Shares	494,257	2,582,522
Banco Bradesco SA	147,446	686,957
Banco BTG Pactual SA	32,064	580,266
Banco do Brasil SA	95,100	710,385
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	60,589
Banco Inter SA	10,112	191,661
Banco Pan SA Preference Shares	45,500	83,481
Banco Santander Brasil SA	49,000	422,908
BB Seguridade Participacoes SA	82,400	470,046
BK Brasil Operacao e Assessoria a Restaurantes SA	31,656	66,430
BR Malls Participacoes SA (a)	83,682	159,496
BR Properties SA	23,500	44,790
Bradespar SA Preference Shares	25,900	317,679
BRF SA (a)	65,800	279,202
C&A Modas Ltda	18,000	44,669
Camil Alimentos SA	18,200	38,788
CCR SA	137,300	356,057
Centrais Eletricas Brasileiras SA	37,100	261,918

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Centrais Eletricas Brasileiras SA Class B, Preference Shares	33,200	$ 236,495
Cia Brasileira de Distribuicao	18,500	267,303
Cia de Locacao das Americas	35,200	198,628
Cia de Saneamento Basico do Estado de Sao Paulo	38,600	330,250
Cia de Saneamento de Minas Gerais-COPASA	25,800	81,460
Cia de Saneamento do Parana Preference Shares	41,300	40,551
Cia de Saneamento do Parana	20,500	102,614
Cia Energetica de Minas Gerais Preference Shares	110,840	310,698
Cia Energetica de Sao Paulo Class B, Preference Shares	20,200	112,663
Cia Energetica do Ceara Class A, Preference Shares	1,500	17,327
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	16,188
Cia Hering	15,100	49,915
Cia Paranaense de Energia Preference Shares	12,300	177,460
Cia Siderurgica Nacional SA	78,400	480,736
Cielo SA	130,139	100,219
Cogna Educacao	209,663	186,889
Construtora Tenda SA	10,700	62,191
Cosan Logistica SA (a)	19,600	69,846
Cosan SA	18,100	263,893
CPFL Energia SA	24,500	153,532
CVC Brasil Operadora e Agencia de Viagens SA (a)	17,266	68,410
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,900	181,050
Duratex SA	33,100	121,969
EcoRodovias Infraestrutura e Logistica SA (a)	28,500	73,360
EDP - Energias do Brasil SA	32,300	122,193
Embraer SA (a)	88,300	150,448
Enauta Participacoes SA	8,500	19,392
Energisa SA	19,600	197,577
Eneva SA (a)	20,100	240,308
Engie Brasil Energia SA	24,466	206,969
Equatorial Energia SA	101,700	453,462
Even Construtora e Incorporadora SA	11,100	25,687
Ez Tec Empreendimentos e Participacoes SA	13,200	109,022
Fleury SA	21,900	113,923
Gerdau SA Preference Shares	120,700	568,156
Security Description	Shares	Value
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	22,500	$ 108,034
Grendene SA	42,700	68,890
Grupo De Mona Soma SA (a)	32,800	84,554
Grupo SBF SA (a)	10,267	58,745
Guararapes Confeccoes SA	16,300	46,789
Hapvida Participacoes e Investimentos SA (c)	126,000	370,174
Hypera SA	46,500	306,616
Iguatemi Empresa de Shopping Centers SA	12,000	85,826
Instituto Hermes Pardini SA	9,200	40,012
Iochpe Maxion SA	18,100	54,012
IRB Brasil Resseguros SA	101,593	159,992
Itau Unibanco Holding SA Preference Shares	538,503	3,279,206
Itausa SA Preference Shares	483,965	1,092,932
Jereissati Participacoes SA	3,700	18,727
JHSF Participacoes SA	32,024	48,151
Klabin SA	78,628	400,694
Light SA (a)	25,900	121,168
Linx SA	15,100	108,900
Localiza Rent a Car SA	66,566	883,625
Locaweb Servicos de Internet SA (c)	8,700	134,783
LOG Commercial Properties e Participacoes SA	7,400	48,738
Lojas Americanas SA Preference Shares	101,027	511,340
Lojas Quero Quero S/A	30,200	94,829
Lojas Renner SA	87,671	734,896
M Dias Branco SA	11,500	75,409
Magazine Luiza SA	328,452	1,577,698
Mahle-Metal Leve SA	4,100	16,552
Marcopolo SA Preference Shares	86,300	47,684
Marfrig Global Foods SA (a)	43,200	120,679
Marisa Lojas SA (a)	13,900	18,224
Metalurgica Gerdau SA Preference Shares	76,900	166,704
Minerva SA	36,335	71,212
Movida Participacoes SA	19,000	75,536
MRV Engenharia e Participacoes SA	33,400	121,853
Multiplan Empreendimentos Imobiliarios SA	36,014	163,145
Natura & Co. Holding SA (a)	97,737	987,870
Notre Dame Intermedica Participacoes SA	59,277	894,028
Odontoprev SA	34,600	96,922
Omega Geracao SA (a)	13,740	106,763
Petro Rio SA (a)	10,800	145,942
Petrobras Distribuidora SA	85,500	364,275
Petroleo Brasileiro SA Preference Shares	529,900	2,891,180
Petroleo Brasileiro SA	415,300	2,306,689

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Qualicorp Consultoria e Corretora de Seguros SA	32,700	$ 220,216
Raia Drogasil SA	118,800	572,706
Randon SA Implementos e Participacoes Preference Shares	25,700	79,561
Rumo SA (a)	143,871	532,917
Santos Brasil Participacoes SA	50,481	51,023
Sao Martinho SA	22,700	119,570
Ser Educacional SA (c)	6,200	18,645
SIMPAR SA (a)	16,600	113,358
SLC Agricola SA	13,200	69,759
Smiles Fidelidade SA	6,600	29,797
Sul America SA	33,815	288,725
Suzano SA (a)	82,109	925,390
Tegma Gestao Logistica SA	2,800	14,539
Telefonica Brasil SA	49,985	447,480
TIM SA	97,600	275,276
TOTVS SA	52,600	290,838
Transmissora Alianca de Energia Eletrica SA	23,300	149,511
Trisul SA	13,700	32,310
Tupy SA (a)	11,000	44,409
Ultrapar Participacoes SA	86,600	395,804
Unipar Carbocloro SA Preference Shares	7,700	75,885
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	43,700	122,917
Vale SA	409,106	6,887,744
Via Varejo S/A (a)	141,980	441,723
Vivara Participacoes SA	13,600	77,135
WEG SA	94,670	1,380,445
Wheaton Precious Metals Corp.	50,156	2,092,852
Wiz Solucoes e Corretagem de Seguros SA	25,800	39,935
Yara International ASA	18,959	788,302
YDUQS Participacoes SA	29,600	187,600
		55,162,157
CANADA — 6.1%
Absolute Software Corp. (b)	4,400	52,323
Advantage Oil & Gas, Ltd. (a)(b)	20,000	26,845
Aecon Group, Inc.	6,200	79,617
Ag Growth International, Inc. (b)	2,000	46,797
Agnico Eagle Mines, Ltd.	27,180	1,911,347
Air Canada (a)	15,200	271,667
Alamos Gold, Inc. Class A	41,742	364,341
Algonquin Power & Utilities Corp. (b)	64,227	1,056,166
Alimentation Couche-Tard, Inc. Class B	94,100	3,204,127
Security Description	Shares	Value
Allied Properties Real Estate Investment Trust	6,200	$ 184,102
AltaGas, Ltd. (b)	29,800	437,878
Altius Minerals Corp. (b)	8,500	91,338
Altus Group, Ltd.	4,200	162,000
Andlauer Healthcare Group, Inc.	1,000	32,135
Aphria, Inc. (a)(b)	34,100	235,542
ARC Resources, Ltd. (b)	37,700	177,551
Aritzia, Inc. (a)	9,000	182,190
Artis Real Estate Investment Trust	6,100	51,041
Atco, Ltd. Class I	9,900	283,557
Atlas Corp. (b)	12,100	131,164
ATS Automation Tooling Systems, Inc. (a)	7,600	133,328
Aurinia Pharmaceuticals, Inc. (a)	11,400	157,130
Aurora Cannabis, Inc. (a)(b)	19,641	163,418
B2Gold Corp.	114,000	638,006
Badger Daylighting, Ltd.	3,700	110,448
Ballard Power Systems, Inc. (a)	18,100	423,091
Bank of Montreal	71,216	5,409,956
Bank of Nova Scotia	133,900	7,231,020
Barrick Gold Corp. (e)	149,317	3,398,896
Barrick Gold Corp. (b)(e)	45,552	1,037,374
BCE, Inc. (b)	17,679	755,312
Birchcliff Energy, Ltd.	43,800	60,852
BlackBerry, Ltd. (a)	66,400	439,887
Boardwalk Real Estate Investment Trust	2,300	60,912
Bombardier, Inc. Class B (a)(b)	226,700	85,413
Boralex, Inc. Class A	8,800	326,305
Boyd Group Services, Inc.	2,300	396,380
Brookfield Asset Management, Inc. Class A	144,425	5,965,183
Brookfield Infrastructure Corp. Class A	4,100	296,687
CAE, Inc.	30,500	844,376
Calibre Mining Corp. (a)	23,200	44,069
Cameco Corp.	42,100	563,426
Canaccord Genuity Group, Inc. (b)	20,300	177,824
Canacol Energy, Ltd. (b)	13,000	38,265
Canada Goose Holdings, Inc. (a)(b)	6,300	187,121
Canadian Apartment Properties REIT	8,900	349,224
Canadian Imperial Bank of Commerce	48,900	4,173,005
Canadian National Railway Co.	78,400	8,611,692
Canadian Natural Resources, Ltd.	129,400	3,107,022

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Canadian Pacific Railway, Ltd. (b)	14,900	$ 5,163,891
Canadian Tire Corp., Ltd. Class A (b)	6,300	827,456
Canadian Utilities, Ltd. Class A	13,800	336,768
Canadian Western Bank (b)	9,300	208,922
Canfor Corp. (a)	11,300	203,826
Canopy Growth Corp. (a)(b)	24,200	594,932
Capital Power Corp. (b)	11,200	307,516
Cascades, Inc.	8,200	93,650
CCL Industries, Inc. Class B	16,300	739,385
Celestica, Inc. (a)	15,400	124,143
Cenovus Energy, Inc. (b)	120,400	732,418
Centerra Gold, Inc.	25,200	291,560
CGI, Inc. (a)	25,800	2,045,166
Chorus Aviation, Inc.	7,200	20,911
CI Financial Corp.	22,300	276,212
Cineplex, Inc. (b)	6,000	43,658
Cogeco Communications, Inc.	1,700	130,582
Cogeco, Inc.	500	32,174
Colliers International Group, Inc.	3,300	293,425
Cominar Real Estate Investment Trust	9,500	60,475
Computer Modelling Group, Ltd.	15,200	58,223
Constellation Software, Inc.	2,200	2,854,336
Corby Spirit and Wine, Ltd.	1,300	17,245
Corus Entertainment, Inc. Class B (b)	27,200	91,378
Crescent Point Energy Corp.	56,400	131,482
Crombie Real Estate Investment Trust	10,200	114,890
Cronos Group, Inc. (a)(b)	21,100	146,408
CT Real Estate Investment Trust	8,000	98,399
Descartes Systems Group, Inc. (a)	9,000	525,942
Docebo, Inc. (a)	1,900	123,411
Dollarama, Inc.	32,300	1,315,325
Dream Industrial Real Estate Investment Trust	14,100	145,538
Dream Office Real Estate Investment Trust	3,000	46,625
DREAM Unlimited Corp. Class A	4,365	72,807
Dundee Precious Metals, Inc.	20,800	149,388
Dye & Durham, Ltd.	4,200	166,549
ECN Capital Corp.	24,800	125,947
Element Fleet Management Corp. (b)	46,600	489,410
Emera, Inc.	26,700	1,133,807
Empire Co., Ltd. Class A	18,200	497,000
Enbridge, Inc.	223,900	7,154,607
Endeavour Silver Corp. (a)(b)	40,100	202,389
Security Description	Shares	Value
Enerflex, Ltd. (b)	8,500	$ 43,768
Enerplus Corp. (b)	23,700	74,039
Enghouse Systems, Ltd.	4,300	208,081
Equinox Gold Corp. (a)	22,200	229,493
Equitable Group, Inc.	1,300	103,061
ERO Copper Corp. (a)	6,700	107,389
Evertz Technologies, Ltd.	2,400	24,904
Exchange Income Corp.	2,400	69,024
Extendicare, Inc. (b)	8,100	42,217
Fairfax Financial Holdings, Ltd.	3,000	1,021,625
Fiera Capital Corp. (b)	7,200	60,358
Finning International, Inc. (b)	17,300	367,048
First Capital Real Estate Investment Trust	11,400	121,248
First Majestic Silver Corp. (a)(b)	21,600	289,582
First National Financial Corp.	2,400	78,141
FirstService Corp.	4,500	615,377
Fortis, Inc.	51,874	2,117,306
Fortuna Silver Mines, Inc. (a)	21,600	177,344
Franco-Nevada Corp.	20,915	2,620,121
Freehold Royalties, Ltd. (b)	8,800	35,987
GDI Integrated Facility Services, Inc. (a)	1,400	48,868
Genworth MI Canada, Inc.	4,100	139,703
George Weston, Ltd.	8,327	621,453
Gfl Environmental, Inc.	20,200	588,400
Gibson Energy, Inc.	16,600	267,893
Gildan Activewear, Inc.	21,100	589,442
goeasy, Ltd.	2,100	159,313
Gran Colombia Gold Corp.	5,100	32,265
Granite Real Estate Investment Trust	2,900	177,323
Great Canadian Gaming Corp. (a)(b)	5,600	191,121
Great-West Lifeco, Inc.	30,100	717,060
H&R Real Estate Investment Trust	15,000	156,476
HLS Therapeutics, Inc.	1,900	26,845
Home Capital Group, Inc. (a)(b)	5,400	125,887
Hudbay Minerals, Inc.	25,000	174,843
Husky Energy, Inc. (b)	37,455	185,217
Hydro One, Ltd. (c)	36,000	809,576
iA Financial Corp., Inc.	11,400	493,761
IAMGOLD Corp. (a)	48,500	177,783
IGM Financial, Inc. (b)	9,600	260,044
Imperial Oil, Ltd. (b)	27,400	519,611
Innergex Renewable Energy, Inc. (b)	13,000	279,286
Intact Financial Corp.	16,000	1,892,873
Inter Pipeline, Ltd.	47,800	445,358
Interfor Corp. (a)	7,200	134,336
InterRent Real Estate Investment Trust	7,112	76,423

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Intertape Polymer Group, Inc. (b)	8,100	$ 153,480
Ivanhoe Mines, Ltd. Class A (a)	67,900	365,615
Jamieson Wellness, Inc.	5,900	167,321
Keyera Corp. (b)	23,300	413,694
Killam Apartment Real Estate Investment Trust	9,200	123,557
Kinaxis, Inc. (a)	3,200	452,973
Kinross Gold Corp.	137,000	1,004,380
Kirkland Lake Gold, Ltd.	28,640	1,182,468
Knight Therapeutics, Inc. (a)(b)	11,900	49,973
Labrador Iron Ore Royalty Corp.	6,800	174,057
Largo Resources, Ltd. (a)(b)	27,000	29,246
Lassonde Industries, Inc. Class A (b)	300	40,745
Laurentian Bank of Canada (b)	4,600	112,653
Lightspeed POS, Inc. (a)	7,100	500,678
Linamar Corp.	4,800	254,016
Lithium Americas Corp. (a)	23,000	288,493
Loblaw Cos., Ltd.	19,500	961,378
Lundin Gold, Inc. (a)	7,200	61,771
MAG Silver Corp. (a)(b)	8,500	173,870
Magna International, Inc.	31,100	2,199,703
Manulife Financial Corp.	212,500	3,777,963
Maple Leaf Foods, Inc.	8,600	190,496
Martinrea International, Inc.	8,400	97,978
Maverix Metals, Inc.	11,300	62,177
MEG Energy Corp. (a)(b)	28,700	100,247
Methanex Corp. (b)	6,900	316,783
Metro, Inc.	27,457	1,224,143
Minto Apartment Real Estate Investment Trust	1,600	25,582
Morguard North American Residential Real Estate Investment Trust	5,100	63,850
Morneau Shepell, Inc.	7,100	172,930
MTY Food Group, Inc. (b)	2,100	95,522
Mullen Group, Ltd. (b)	9,800	83,846
National Bank of Canada	37,500	2,108,713
New Gold, Inc. (a)	68,900	151,429
New Pacific Metals Corp. (a)	9,100	57,357
NexGen Energy, Ltd. (a)	68,300	188,173
NFI Group, Inc. (b)	6,000	113,454
Norbord, Inc.	5,200	224,327
North West Co., Inc. (b)	5,900	150,232
Northland Power, Inc.	20,700	742,048
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	101,868
Novagold Resources, Inc. (a)	26,200	253,363
Nutrien, Ltd. (b)	62,418	3,000,375
Onex Corp.	8,900	510,388
Open Text Corp.	29,600	1,343,849
Security Description	Shares	Value
Organigram Holdings, Inc. (a)(b)	14,100	$ 18,704
Orla Mining, Ltd. (a)	14,600	78,615
Osisko Gold Royalties, Ltd. (b)	12,833	162,477
Osisko Mining, Inc. (a)	28,700	83,352
Pan American Silver Corp.	23,000	792,543
Parex Resources, Inc. (a)	15,200	209,030
Park Lawn Corp. (b)	3,100	67,986
Parkland Corp. (b)	15,800	500,912
Pason Systems, Inc. (b)	21,600	133,601
Pembina Pipeline Corp. (b)	59,848	1,413,991
Peyto Exploration & Development Corp. (b)	27,200	62,342
Power Corp. of Canada	60,953	1,398,474
PrairieSky Royalty, Ltd. (b)	22,494	178,151
Premier Gold Mines, Ltd. (a)(b)	61,100	144,357
Premium Brands Holdings Corp.	3,800	300,451
Pretium Resources, Inc. (a)	23,800	272,560
Quebecor, Inc. Class B	18,800	483,429
Real Matters, Inc. (a)	11,000	165,863
Recipe Unlimited Corp.	1,800	23,666
Restaurant Brands International, Inc.	31,546	1,927,178
Richelieu Hardware, Ltd.	5,700	147,824
RioCan Real Estate Investment Trust	16,100	211,676
Ritchie Bros Auctioneers, Inc.	11,900	826,462
Rogers Communications, Inc. Class B	38,800	1,804,779
Rogers Sugar, Inc.	17,400	76,620
Roxgold, Inc. (a)	34,500	43,599
Royal Bank of Canada	157,000	12,889,035
Russel Metals, Inc. (b)	6,600	117,754
Sabina Gold & Silver Corp. (a)	54,400	140,484
Sandstorm Gold, Ltd. (a)	26,400	188,986
Saputo, Inc.	29,200	816,637
Savaria Corp. (b)	7,800	88,531
Seabridge Gold, Inc. (a)	5,500	115,612
Seven Generations Energy, Ltd. Class A (a)	30,100	156,170
Shaw Communications, Inc. Class B	51,008	894,442
Shopify, Inc. Class A (a)	11,900	13,425,516
Sienna Senior Living, Inc. (b)	7,100	78,802
Sierra Wireless, Inc. (a)	7,300	106,119
Silvercorp Metals, Inc. (b)	18,500	123,575
SilverCrest Metals, Inc. (a)(b)	11,200	124,747
Slate Grocery REIT	2,100	18,577
Sleep Country Canada Holdings, Inc. (c)	3,500	72,720
SmartCentres Real Estate Investment Trust	7,700	139,495
SNC-Lavalin Group, Inc. (b)	18,700	318,957

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Spin Master Corp. (a)(c)	3,200	$ 72,867
Sprott, Inc. (b)	2,970	86,163
SSR Mining, Inc. (a)	23,304	467,543
Stantec, Inc. (b)	12,400	401,783
Stelco Holdings, Inc.	3,300	58,877
Stella-Jones, Inc.	6,300	228,857
Summit Industrial Income REIT	7,200	77,143
Sun Life Financial, Inc.	64,100	2,847,771
Suncor Energy, Inc.	167,164	2,801,375
SunOpta, Inc. (a)	7,200	84,038
Superior Plus Corp. (b)	18,700	178,780
TC Energy Corp. (b)	103,036	4,185,332
Teck Resources, Ltd. Class B	51,700	937,418
TELUS Corp.	45,826	906,808
Teranga Gold Corp. (a)	14,700	157,615
TFI International, Inc.	10,200	524,651
Thomson Reuters Corp.	19,530	1,597,045
Timbercreek Financial Corp. (b)	17,500	118,819
TMX Group, Ltd.	6,500	648,673
Topicus.com, Inc. (a)	4,091	15,455
Torex Gold Resources, Inc. (a)	9,100	136,357
Toromont Industries, Ltd.	9,000	630,141
Toronto-Dominion Bank	199,057	11,237,190
Tourmaline Oil Corp.	27,400	369,061
TransAlta Corp.	29,400	223,154
TransAlta Renewables, Inc. (b)	12,500	213,501
Transcontinental, Inc. Class A (b)	7,500	120,742
Tricon Residential, Inc.	19,900	178,538
Trillium Therapeutics, Inc. (a)(b)	9,100	133,786
Trisura Group, Ltd. (a)	900	62,922
Uranium Participation Corp. (a)	12,500	48,175
Vermilion Energy, Inc.	16,600	74,009
Victoria Gold Corp. (a)	3,000	28,705
Wallbridge Mining Co., Ltd. (a)(b)	46,500	28,469
Well Health Technologies Corp. (a)	11,700	73,929
Wesdome Gold Mines, Ltd. (a)	14,700	122,538
West Fraser Timber Co., Ltd. (b)	6,000	385,149
Westshore Terminals Investment Corp. (b)	4,200	51,396
Whitecap Resources, Inc. (b)	42,000	160,220
Winpak, Ltd.	3,500	117,637
WPT Industrial Real Estate Investment Trust	5,700	82,365
WSP Global, Inc. (b)	12,400	1,173,717
Yamana Gold, Inc.	114,200	651,675
		197,965,153
Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% (f)
China Online Education Group ADR (a)(b)	900	$ 24,399
Endeavour Mining Corp. (a)	15,665	364,205
		388,604
CHILE — 0.2%
AES Gener SA	335,410	55,611
Aguas Andinas SA Class A	278,415	89,732
Antofagasta PLC	42,897	844,681
Banco de Chile	4,839,872	494,205
Banco de Credito e Inversiones SA	5,544	217,624
Banco Santander Chile	7,022,340	337,033
CAP SA	8,595	115,467
Cencosud SA	146,425	260,700
Cencosud Shopping SA	54,486	87,308
Cia Cervecerias Unidas SA	15,736	116,209
Cia Sud Americana de Vapores SA (a)	1,190,230	48,028
Colbun SA	840,183	148,407
Embotelladora Andina SA Class B, Preference Shares	37,793	97,288
Empresa Nacional de Telecomunicaciones SA	16,078	99,772
Empresas CMPC SA	119,779	315,252
Empresas COPEC SA	41,519	421,326
Enel Americas SA	3,645,404	595,219
Enel Chile SA	2,837,875	220,479
Engie Energia Chile SA	71,134	87,103
Falabella SA	77,203	285,776
Forus SA	37,877	64,506
Grupo Security SA	204,548	37,982
Inversiones Aguas Metropolitanas SA	41,746	34,647
Inversiones La Construccion SA	3,247	21,479
Itau CorpBanca	13,434,953	45,193
Lundin Mining Corp.	70,300	623,540
Parque Arauco SA	67,993	111,296
Ripley Corp. SA	96,292	29,951
SMU SA	287,875	43,353
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,176	592,948
SONDA SA	96,773	59,448
Vina Concha y Toro SA	42,844	74,394
		6,675,957
CHINA — 10.9%
111, Inc. ADR (a)	4,800	33,360
21Vianet Group, Inc. ADR (a)	14,400	499,536
360 DigiTech, Inc. ADR (a)	10,000	117,900
360 Security Technology, Inc. Class A	27,600	66,741
3SBio, Inc. (a)(c)	135,500	123,550

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
51job, Inc. ADR (a)	3,100	$ 217,000
AAC Technologies Holdings, Inc.	74,000	414,194
AECC Aviation Power Co., Ltd. Class A	35,700	326,137
Agile Group Holdings, Ltd.	166,000	220,938
Agricultural Bank of China, Ltd. Class A	405,600	196,037
Agricultural Bank of China, Ltd. Class H	2,926,000	1,071,705
Aier Eye Hospital Group Co., Ltd. Class A	22,580	260,290
Air China, Ltd. Class A	43,000	49,575
Air China, Ltd. Class H	186,000	146,327
Airtac International Group	16,000	512,492
AK Medical Holdings, Ltd. (c)	34,000	59,021
Alibaba Group Holding, Ltd. ADR (a)	209,100	48,663,843
Alibaba Health Information Technology, Ltd. (a)	441,500	1,303,914
A-Living Smart City Services Co., Ltd. (c)	52,750	234,026
Aluminum Corp. of China, Ltd. Class A (a)	84,600	47,270
Aluminum Corp. of China, Ltd. Class H (a)	462,000	163,258
Anhui Conch Cement Co., Ltd. Class A	22,500	178,777
Anhui Conch Cement Co., Ltd. Class H	139,500	873,466
Anhui Gujing Distillery Co., Ltd. Class A	2,100	87,922
Anhui Gujing Distillery Co., Ltd. Class B	9,900	137,880
ANTA Sports Products, Ltd.	120,000	1,902,023
Asia Cement China Holdings Corp.	42,500	38,752
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	257,853
Autobio Diagnostics Co., Ltd. Class A	2,800	62,571
Autohome, Inc. ADR	6,900	687,378
AVIC Jonhon Optronic Technology Co., Ltd. Class A	7,100	85,561
AVIC Shenyang Aircraft Co., Ltd. Class A	13,900	167,271
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	17,000	95,982
AviChina Industry & Technology Co., Ltd. Class H	321,000	223,967
Baidu, Inc. ADR (a)	30,200	6,530,448
Bank of Beijing Co., Ltd. Class A	187,700	139,836
Bank of Chengdu Co., Ltd. Class A	77,900	127,942
Bank of China, Ltd. Class A	145,400	71,171
Security Description	Shares	Value
Bank of China, Ltd. Class H	8,629,000	$ 2,949,096
Bank of Communications Co., Ltd. Class A	200,000	137,917
Bank of Communications Co., Ltd. Class H	1,112,000	587,992
Bank of Hangzhou Co., Ltd. Class A	58,900	135,268
Bank of Jiangsu Co., Ltd. Class A	156,780	131,763
Bank of Nanjing Co., Ltd. Class A	46,000	57,211
Bank of Ningbo Co., Ltd. Class A	33,300	181,143
Bank of Shanghai Co., Ltd. Class A	66,800	80,613
Baoshan Iron & Steel Co., Ltd. Class A	100,700	92,227
Baozun, Inc. ADR (a)(b)	6,500	223,275
BeiGene, Ltd. ADR (a)(b)	5,100	1,317,789
Beijing Capital International Airport Co., Ltd. Class H	160,000	133,508
Beijing Enterprises Holdings, Ltd.	58,000	189,248
Beijing Enterprises Urban Resources Group, Ltd. (a)	196,000	56,117
Beijing Enterprises Water Group, Ltd. (a)	662,000	266,376
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	45,206
Beijing New Building Materials PLC Class A	10,400	64,113
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	13,200	78,834
Beijing Shunxin Agriculture Co., Ltd. Class A	10,900	121,707
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	80,876
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	70,200	61,160
BEST, Inc. ADR (a)(b)	26,700	54,468
BGI Genomics Co., Ltd. Class A	2,500	49,472
Bilibili, Inc. ADR (a)(b)	13,000	1,114,360
BOC Hong Kong Holdings, Ltd.	395,500	1,198,663
BOE Technology Group Co., Ltd. Class A	220,700	203,828
Bosideng International Holdings, Ltd. (b)	324,000	165,053
Bright Scholar Education Holdings, Ltd. ADR	1,500	8,640
Brilliance China Automotive Holdings, Ltd.	310,000	282,260
Budweiser Brewing Co. APAC, Ltd. (c)	183,400	605,511
BYD Co., Ltd. Class A	11,600	346,930

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
BYD Co., Ltd. Class H (b)	68,500	$ 1,795,134
BYD Electronic International Co., Ltd. (b)	72,000	377,000
C&D International Investment Group, Ltd.	30,000	46,429
C&D Property Management Group Co., Ltd. (a)	30,000	11,994
Caitong Securities Co., Ltd. Class A	23,200	45,174
CanSino Biologics, Inc. Class H (a)(c)	6,000	136,577
Central China Real Estate, Ltd.	89,000	41,321
Centre Testing International Group Co., Ltd. Class A	42,800	180,314
CGN Power Co., Ltd. Class H (c)	1,191,600	256,643
Changchun High & New Technology Industry Group, Inc. Class A	3,200	221,116
Changjiang Securities Co., Ltd. Class A	35,800	46,288
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	141,965
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	142,770
China Aoyuan Group, Ltd.	128,000	124,470
China Avionics Systems Co., Ltd. Class A	35,100	106,165
China Bohai Bank Co., Ltd. Class H (a)(c)	260,000	170,006
China Cinda Asset Management Co., Ltd. Class H	1,059,592	200,881
China CITIC Bank Corp., Ltd. Class H	912,000	386,966
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	68,000	—
China Communications Construction Co., Ltd. Class H	386,000	166,769
China Communications Services Corp., Ltd. Class H	250,000	110,268
China Conch Venture Holdings, Ltd.	189,500	921,368
China Construction Bank Corp. Class A	52,100	50,363
China Construction Bank Corp. Class H	10,692,000	8,121,885
China East Education Holdings, Ltd. (b)(c)	43,000	103,371
China Eastern Airlines Corp., Ltd. Class A	60,800	43,799
China Education Group Holdings, Ltd.	64,000	123,314
Security Description	Shares	Value
China Everbright Bank Co., Ltd. Class A	257,500	$ 158,147
China Everbright Bank Co., Ltd. Class H	267,300	101,696
China Everbright Environment Group, Ltd.	361,518	204,215
China Everbright, Ltd.	90,000	120,482
China Evergrande Group (b)	193,000	370,874
China Feihe, Ltd. (c)	109,000	255,285
China Film Co., Ltd. Class A	32,200	61,757
China Fortune Land Development Co., Ltd. Class A	21,320	42,432
China Galaxy Securities Co., Ltd. Class A	27,500	52,954
China Galaxy Securities Co., Ltd. Class H	366,800	229,905
China Gas Holdings, Ltd.	290,200	1,152,738
China Greatwall Technology Group Co., Ltd. Class A	33,600	98,214
China Harmony Auto Holding, Ltd. (b)	85,500	40,689
China Hongqiao Group, Ltd.	206,000	188,629
China Huarong Asset Management Co., Ltd. Class H (c)	1,024,000	113,575
China International Capital Corp., Ltd. Class H (a)(c)	136,000	368,333
China Jinmao Holdings Group, Ltd.	754,000	347,154
China Jushi Co., Ltd. Class A	22,500	69,128
China Kepei Education Group, Ltd.	64,000	44,571
China Lesso Group Holdings, Ltd.	102,000	159,699
China Life Insurance Co., Ltd. Class A	15,100	89,229
China Life Insurance Co., Ltd. Class H	850,000	1,874,553
China Literature, Ltd. (a)(b)(c)	32,600	255,835
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	141,000	82,558
China Longyuan Power Group Corp., Ltd. Class H	511,000	512,064
China Maple Leaf Educational Systems, Ltd. (b)	136,000	35,781
China Medical System Holdings, Ltd.	144,000	160,828
China Meidong Auto Holdings, Ltd.	60,000	243,750
China Mengniu Dairy Co., Ltd. (a)	296,000	1,786,571
China Merchants Bank Co., Ltd. Class A	133,600	903,807
China Merchants Bank Co., Ltd. Class H	426,000	2,692,082

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
China Merchants Energy Shipping Co., Ltd. Class A	51,000	$ 44,354
China Merchants Port Holdings Co., Ltd.	158,151	193,562
China Merchants Securities Co., Ltd. Class A	40,300	144,783
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	66,075
China Minsheng Banking Corp., Ltd. Class A	200,000	160,082
China Minsheng Banking Corp., Ltd. Class H	639,600	364,597
China Mobile, Ltd.	668,000	3,807,863
China Molybdenum Co., Ltd. Class A	95,900	92,259
China Molybdenum Co., Ltd. Class H	354,000	231,013
China National Building Material Co., Ltd. Class H	396,000	475,985
China National Nuclear Power Co., Ltd. Class A	70,800	53,618
China National Software & Service Co., Ltd. Class A	8,900	107,896
China New Higher Education Group, Ltd. (c)	79,000	49,108
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	23,500	47,350
China Oilfield Services, Ltd. Class H	186,000	157,362
China Oriental Group Co., Ltd.	192,000	51,009
China Overseas Grand Oceans Group, Ltd.	121,000	64,917
China Overseas Land & Investment, Ltd.	407,500	886,069
China Overseas Property Holdings, Ltd.	105,000	54,708
China Pacific Insurance Group Co., Ltd. Class A	40,300	238,203
China Pacific Insurance Group Co., Ltd. Class H	330,000	1,291,681
China Petroleum & Chemical Corp. Class A	119,800	74,314
China Petroleum & Chemical Corp. Class H	2,614,000	1,169,816
China Power International Development, Ltd.	606,000	129,737
China Railway Construction Corp., Ltd. Class A	49,900	60,679
China Railway Construction Corp., Ltd. Class H	177,000	96,788
China Railway Group, Ltd. Class A	110,500	89,636
China Railway Group, Ltd. Class H	423,000	186,573
Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	162,721	$ 1,498,388
China Resources Cement Holdings, Ltd.	276,000	308,255
China Resources Gas Group, Ltd.	94,000	500,074
China Resources Land, Ltd.	343,333	1,416,929
China Resources Medical Holdings Co., Ltd.	86,000	73,868
China Resources Pharmaceutical Group, Ltd. (c)	177,000	90,853
China Resources Power Holdings Co., Ltd.	222,055	239,128
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	66,413
China SCE Group Holdings, Ltd.	147,000	60,667
China Shenhua Energy Co., Ltd. Class A	23,900	66,256
China Shenhua Energy Co., Ltd. Class H	363,000	683,506
China Shipbuilding Industry Co., Ltd. Class A (a)	124,200	80,102
China South City Holdings, Ltd.	476,000	70,597
China South Publishing & Media Group Co., Ltd. Class A	41,182	60,410
China Southern Airlines Co., Ltd. Class A (a)	56,500	51,833
China Southern Airlines Co., Ltd. Class H (a)(b)	192,000	114,400
China Spacesat Co., Ltd. Class A	18,400	91,141
China State Construction Engineering Corp., Ltd. Class A	227,800	174,269
China State Construction International Holdings, Ltd.	230,750	131,537
China Suntien Green Energy Corp., Ltd. Class H	177,000	54,329
China Taiping Insurance Holdings Co., Ltd.	168,200	303,260
China Telecom Corp., Ltd. Class H	1,410,000	390,967
China Tobacco International HK Co., Ltd. (b)	23,000	44,079
China Tourism Group Duty Free Corp., Ltd. Class A	12,500	543,453
China Tower Corp., Ltd. Class H (c)	5,062,000	744,234
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	117,867
China TransInfo Technology Co., Ltd. Class A	19,700	57,978

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
China Unicom Hong Kong, Ltd.	626,000	$ 359,267
China United Network Communications, Ltd. Class A	174,400	119,727
China Vanke Co., Ltd. Class A	59,600	263,293
China Vanke Co., Ltd. Class H	246,600	850,745
China Yangtze Power Co., Ltd. Class A	134,800	397,554
China Yuchai International, Ltd.	2,300	37,582
China Yuhua Education Corp., Ltd. (c)	132,000	114,911
China Zhongwang Holdings, Ltd. (a)(b)	231,200	43,533
Chinasoft International, Ltd.	224,000	249,889
Chongqing Brewery Co., Ltd. Class A	7,200	131,872
Chongqing Changan Automobile Co., Ltd. Class A (a)	25,000	84,197
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	104,738
Chongqing Zhifei Biological Products Co., Ltd. Class A	10,200	232,225
CIFI Holdings Group Co., Ltd.	323,802	274,364
CITIC Securities Co., Ltd. Class A	68,200	308,633
CITIC Securities Co., Ltd. Class H	291,000	656,020
CITIC Telecom International Holdings, Ltd.	132,000	41,538
CITIC, Ltd.	622,000	440,398
CNOOC, Ltd.	1,959,000	1,814,018
COFCO Meat Holdings, Ltd.	220,000	76,323
Contemporary Amperex Technology Co., Ltd. Class A	14,300	772,840
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	62,000	116,525
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	280,500	336,433
COSCO SHIPPING Ports, Ltd.	192,581	133,870
Country Garden Holdings Co., Ltd.	847,115	1,171,169
Country Garden Services Holdings Co., Ltd.	154,000	1,041,715
CRRC Corp., Ltd. Class A	109,400	89,417
CRRC Corp., Ltd. Class H	344,350	118,575
CSC Financial Co., Ltd. Class A	18,700	120,893
CSPC Pharmaceutical Group, Ltd.	977,280	999,482
CStone Pharmaceuticals (a)(c)	54,500	70,850
Security Description	Shares	Value
Dali Foods Group Co., Ltd. (c)	266,000	$ 151,974
Daqin Railway Co., Ltd. Class A	79,300	78,853
Daqo New Energy Corp. ADR (a)	5,500	315,480
DaShenLin Pharmaceutical Group Co., Ltd. Class A	4,200	50,652
Dongfang Electric Corp., Ltd. Class A	54,100	83,024
Dongfeng Motor Group Co., Ltd. Class H	278,000	324,113
Dongyue Group, Ltd.	106,000	84,074
DouYu International Holdings, Ltd. ADR (a)	10,400	115,024
East Money Information Co., Ltd. Class A	55,420	264,447
E-House China Enterprise Holdings, Ltd.	45,000	41,263
ENN Energy Holdings, Ltd.	89,200	1,309,151
ESR Cayman, Ltd. (a)(c)	181,000	648,942
Eve Energy Co., Ltd. Class A	13,306	166,923
Ever Sunshine Lifestyle Services Group, Ltd.	80,000	175,603
Everbright Securities Co., Ltd. Class A	35,500	101,200
Fanhua, Inc. ADR (b)	4,800	57,792
Far East Horizon, Ltd.	238,000	245,248
FIH Mobile, Ltd. (a)(b)	297,000	36,388
Financial Street Holdings Co., Ltd. Class A	118,527	117,676
FinVolution Group ADR (b)	18,700	49,929
Focus Media Information Technology Co., Ltd. Class A	72,000	109,386
Foshan Haitian Flavouring & Food Co., Ltd. Class A	17,256	532,662
Fosun International, Ltd.	260,500	409,202
Founder Securities Co., Ltd. Class A (a)	44,900	71,670
Foxconn Industrial Internet Co., Ltd. Class A	33,000	69,539
Fu Shou Yuan International Group, Ltd.	81,000	76,050
Fufeng Group, Ltd.	138,000	51,613
Futu Holdings, Ltd. ADR (a)(b)	3,600	164,700
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	90,972
Fuyao Glass Industry Group Co., Ltd. Class H (c)	52,800	290,086
Ganfeng Lithium Co., Ltd. Class A	6,100	95,021
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	104,916
GDS Holdings, Ltd. ADR (a)	10,000	936,400
Geely Automobile Holdings, Ltd.	641,000	2,190,718

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Gemdale Corp. Class A	24,500	$ 50,911
Gemdale Properties & Investment Corp., Ltd.	432,000	61,843
Genertec Universal Medical Group Co., Ltd. (c)	93,000	69,445
Genetron Holdings, Ltd. ADR (a)	1,900	26,600
Genscript Biotech Corp. (a)(b)	94,000	136,748
GF Securities Co., Ltd. Class A	32,100	80,440
GF Securities Co., Ltd. Class H	178,200	251,884
Giant Network Group Co., Ltd. Class A	26,300	70,561
Gigadevice Semiconductor Beijing, Inc. Class A	2,520	76,609
Glodon Co., Ltd. Class A	9,200	111,505
GoerTek, Inc. Class A	28,300	162,569
GOME Retail Holdings, Ltd. (a)(b)	972,000	116,582
Great Wall Motor Co., Ltd. Class A	14,400	83,807
Great Wall Motor Co., Ltd. Class H	411,000	1,409,958
Greenland Holdings Corp., Ltd. Class A	49,700	44,600
Greentown China Holdings, Ltd. (b)	90,000	131,625
Greentown Service Group Co., Ltd.	134,000	165,386
GreenTree Hospitality Group, Ltd. ADR	2,500	33,500
GSX Techedu, Inc. ADR (a)(b)	8,500	439,535
Guangdong Haid Group Co., Ltd. Class A	8,600	86,706
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	43,700	33,834
Guangdong Investment, Ltd.	316,000	568,925
Guanghui Energy Co., Ltd. Class A (a)	204,300	88,995
Guangzhou Automobile Group Co., Ltd. Class H	316,800	352,188
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	85,184
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	130,158
Guangzhou R&F Properties Co., Ltd. Class H	180,400	231,961
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	147,084
Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co., Ltd. Class A	7,900	$ 126,222
Guosen Securities Co., Ltd. Class A	26,700	56,058
Guotai Junan Securities Co., Ltd. Class A	35,300	95,250
Haidilao International Holding, Ltd. (c)	81,000	623,651
Haier Smart Home Co., Ltd. Class A	40,800	183,443
Haier Smart Home Co., Ltd. Class H (a)(b)	211,200	765,390
Hainan Meilan International Airport Co., Ltd. Class H (a)	25,000	132,515
Haitian International Holdings, Ltd.	76,000	262,682
Haitong Securities Co., Ltd. Class A	61,800	122,332
Haitong Securities Co., Ltd. Class H	354,800	317,102
Hangzhou First Applied Material Co., Ltd. Class A	9,400	123,565
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	45,800	341,985
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	118,637
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	167,307
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	196,520
Hangzhou Tigermed Consulting Co., Ltd. Class H (a)(c)	13,200	305,577
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	144,000	698,285
Health & Happiness H&H International Holdings, Ltd.	22,500	83,281
Hebei Construction Group Corp., Ltd. Class H	100,000	54,554
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	83,153
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,300	96,096
Hengan International Group Co., Ltd.	65,000	460,223
Hengli Petrochemical Co., Ltd. Class A	31,800	136,908
HengTen Networks Group, Ltd. (a)(b)	2,024,000	69,173
Hengyi Petrochemical Co., Ltd. Class A	49,790	98,099
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	68,701

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Hope Education Group Co., Ltd. (c)	186,000	$ 51,814
Hopson Development Holdings, Ltd.	70,000	178,389
Hua Hong Semiconductor, Ltd. (a)(b)(c)	47,000	266,706
Huadong Medicine Co., Ltd. Class A	11,260	46,034
Hualan Biological Engineering, Inc. Class A	28,860	187,642
Huami Corp. ADR (a)(b)	5,700	67,545
Huaneng Power International, Inc. Class H	478,000	174,460
Huangshan Tourism Development Co., Ltd. Class B	20,400	15,178
Huatai Securities Co., Ltd. Class A	34,600	95,918
Huatai Securities Co., Ltd. Class H (c)	181,200	285,102
Huaxi Securities Co., Ltd. Class A	50,700	97,394
Huaxia Bank Co., Ltd. Class A	91,800	88,315
Huayu Automotive Systems Co., Ltd. Class A	18,000	79,850
Huazhu Group, Ltd. ADR	18,100	815,043
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	52,923
Hundsun Technologies, Inc. Class A	5,720	92,360
HUYA, Inc. ADR (a)(b)	7,500	149,475
iClick Interactive Asia Group, Ltd. ADR (a)	5,700	48,678
Iflytek Co., Ltd. Class A	11,900	74,862
Industrial & Commercial Bank of China, Ltd. Class A	345,400	265,298
Industrial & Commercial Bank of China, Ltd. Class H	6,807,000	4,415,769
Industrial Bank Co., Ltd. Class A	134,400	431,750
Industrial Securities Co., Ltd. Class A	42,900	57,318
INESA Intelligent Tech, Inc. Class B	112,900	50,692
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	292,000	52,587
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	84,962
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	167,244
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	34,200	233,575
Security Description	Shares	Value
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	$ 97,608
InnoCare Pharma, Ltd. (a)(c)	28,000	48,678
Innovent Biologics, Inc. (a)(c)	110,500	1,169,293
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	32,686
Intco Medical Technology Co., Ltd. Class A	5,000	129,413
iQIYI, Inc. ADR (a)(b)	30,800	538,384
Jafron Biomedical Co., Ltd. Class A	9,500	99,173
Jason Furniture Hangzhou Co., Ltd. Class A	4,100	44,498
JD Health International, Inc. (a)(c)	24,150	467,187
JD.com, Inc. ADR (a)	95,500	8,394,450
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	62,138
Jiangsu Expressway Co., Ltd. Class H	158,000	176,668
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	234,257
Jiangsu Hengrui Medicine Co., Ltd. Class A	34,004	583,391
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	68,008
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,900	432,266
Jiangxi Copper Co., Ltd. Class H	121,000	190,071
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	67,671
Jiayuan International Group, Ltd.	111,815	44,271
Jinke Properties Group Co., Ltd. Class A	41,500	45,290
JinkoSolar Holding Co., Ltd. ADR (a)	4,000	247,480
Jinxin Fertility Group, Ltd. (c)	140,000	285,278
Jinyu Bio-Technology Co., Ltd. Class A	37,500	120,581
Jiumaojiu International Holdings, Ltd. (a)(c)	32,000	97,397
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	34,900	97,555
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	5,170	53,040
JOYY, Inc. ADR	6,800	543,864
Kaisa Group Holdings, Ltd. (a)	292,000	144,233
Kama Co., Ltd. Class B (a)	67,100	25,766
KE Holdings, Inc. ADR (a)	10,600	652,324
Kerry Logistics Network, Ltd.	59,000	129,355
Kingboard Holdings, Ltd.	88,000	371,119

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (a)	261,000	$ 1,063,678
Kingfa Sci & Tech Co., Ltd. Class A	16,800	44,323
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	6,700	291,785
Kingsoft Corp., Ltd.	88,000	567,460
Konka Group Co., Ltd. Class B	8,900	2,835
Koolearn Technology Holding, Ltd. (a)(b)(c)	21,500	77,362
Kunlun Energy Co., Ltd.	416,000	359,460
Kweichow Moutai Co., Ltd. Class A	8,500	2,614,116
KWG Group Holdings, Ltd.	202,000	275,626
KWG Living Group Holdings, Ltd. (a)	67,000	54,437
Lee & Man Paper Manufacturing, Ltd.	156,000	127,756
Lenovo Group, Ltd.	868,000	819,433
Lens Technology Co., Ltd. Class A	26,800	126,272
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	40,582
LexinFintech Holdings, Ltd. ADR (a)(b)	10,600	71,020
Li Ning Co., Ltd.	239,000	1,642,887
Liaoning Cheng Da Co., Ltd. Class A	26,500	99,202
Lifetech Scientific Corp. (a)	376,000	215,790
Lingyi iTech Guangdong Co. Class A	50,400	93,017
Logan Group Co., Ltd.	129,000	211,289
Lomon Billions Group Co., Ltd. Class A	11,000	52,099
Longfor Group Holdings, Ltd. (c)	201,500	1,179,814
LONGi Green Energy Technology Co., Ltd. Class A	24,200	343,445
Lonking Holdings, Ltd.	174,000	53,857
Lu Thai Textile Co., Ltd. Class B	49,300	24,860
Lufax Holding, Ltd. ADR (a)	24,300	345,060
Luxshare Precision Industry Co., Ltd. Class A	51,868	448,051
Luye Pharma Group, Ltd. (b)(c)	154,500	71,931
Luzhou Laojiao Co., Ltd. Class A	9,000	313,306
Mango Excellent Media Co., Ltd. Class A	9,700	108,248
Maoyan Entertainment (a)(b)(c)	41,600	65,669
Maxscend Microelectronics Co., Ltd. Class A	1,000	87,821
Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	24,000	$ 41,855
Meitu, Inc. (a)(c)	176,500	32,779
Meituan Class B (a)	395,800	15,038,037
Metallurgical Corp. of China, Ltd. Class A	116,300	48,871
Microport Scientific Corp.	97,233	526,051
Minth Group, Ltd.	78,000	411,434
MMG, Ltd. (a)	212,000	92,140
Momo, Inc. ADR	17,200	240,112
Muyuan Foods Co., Ltd. Class A	24,017	285,025
NanJi E-Commerce Co., Ltd. Class A	28,100	59,170
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	26,130	141,295
Nanjing Securities Co., Ltd. Class A	23,900	45,139
NARI Technology Co., Ltd. Class A	23,700	96,928
NAURA Technology Group Co., Ltd. Class A	4,000	111,282
NetEase, Inc. ADR	46,000	4,405,420
New China Life Insurance Co., Ltd. Class A	11,300	100,831
New China Life Insurance Co., Ltd. Class H	95,100	371,012
New Hope Liuhe Co., Ltd. Class A	42,400	146,192
New Oriental Education & Technology Group, Inc. ADR (a)	16,900	3,140,189
Nexteer Automotive Group, Ltd.	84,000	90,242
Ninestar Corp. Class A	16,800	69,122
NIO, Inc. ADR (a)	141,500	6,896,710
Niu Technologies ADR (a)	3,100	86,955
Noah Holdings, Ltd. ADR (a)	4,500	215,145
Oceanwide Holdings Co., Ltd. Class A	115,300	58,212
Offcn Education Technology Co., Ltd. Class A	10,500	56,778
Offshore Oil Engineering Co., Ltd. Class A	92,400	63,860
OneSmart International Education Group, Ltd. ADR (a)(b)	6,800	25,840
Oppein Home Group, Inc. Class A	6,300	130,429
Orient Securities Co., Ltd. Class A	32,600	58,359
Oriental Pearl Group Co., Ltd. Class A	58,423	80,396
Ovctek China, Inc. Class A	3,300	41,612

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	953,000	$ 302,350
Perfect World Co., Ltd. Class A	10,650	48,360
PetroChina Co., Ltd. Class A	124,800	79,721
PetroChina Co., Ltd. Class H	2,534,000	784,333
Pharmaron Beijing Co., Ltd. Class H (c)	13,800	233,149
PICC Property & Casualty Co., Ltd. Class H	735,700	556,957
Pinduoduo, Inc. ADR (a)	42,100	7,479,907
Ping An Bank Co., Ltd. Class A	125,600	373,901
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	55,200	669,190
Ping An Insurance Group Co. of China, Ltd. Class A	70,190	939,734
Ping An Insurance Group Co. of China, Ltd. Class H	662,500	8,116,935
Poly Developments and Holdings Group Co., Ltd. Class A	64,800	157,795
Poly Property Group Co., Ltd.	182,000	53,282
Poly Property Services Co., Ltd. Class H	8,000	63,040
Postal Savings Bank of China Co., Ltd. Class A	72,400	53,269
Postal Savings Bank of China Co., Ltd. Class H (c)	1,060,000	598,773
Power Construction Corp. of China, Ltd. Class A	142,200	84,926
Powerlong Commercial Management Holdings, Ltd. (b)	16,000	51,175
Prosus NV	53,796	5,816,040
Puxin, Ltd. ADR (a)	4,200	24,444
Q Technology Group Co., Ltd. (b)	28,000	47,450
Qudian, Inc. ADR (a)(b)	26,300	36,294
Qutoutiao, Inc. ADR (a)(b)	5,100	8,109
Redco Properties Group, Ltd. (b)(c)	108,000	40,393
Rongsheng Petro Chemical Co., Ltd. Class A	28,600	121,547
Ronshine China Holdings, Ltd. (b)	54,500	38,096
SAIC Motor Corp., Ltd. Class A	43,800	164,773
Sanan Optoelectronics Co., Ltd. Class A	21,300	88,555
Sangfor Technologies, Inc. Class A	2,500	95,438
Sany Heavy Equipment International Holdings Co., Ltd.	85,000	63,581
Sany Heavy Industry Co., Ltd. Class A	51,700	278,369
Security Description	Shares	Value
SDIC Capital Co., Ltd. Class A	22,600	$ 48,111
SDIC Power Holdings Co., Ltd. Class A	41,600	55,324
Seazen Group, Ltd. (a)	230,000	191,324
Seazen Holdings Co., Ltd. Class A	13,900	74,521
Semiconductor Manufacturing International Corp. (a)	337,800	962,797
SF Holding Co., Ltd. Class A	24,400	331,373
SG Micro Corp. Class A	1,000	40,606
Shaanxi Coal Industry Co., Ltd. Class A	42,400	60,957
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	120,026
Shandong Gold Mining Co., Ltd. Class A	16,800	61,080
Shandong Gold Mining Co., Ltd. Class H (c)	59,000	136,203
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	10,500	60,285
Shandong Linglong Tyre Co., Ltd. Class A	25,208	136,465
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	118,041
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	260,000	587,476
Shanghai Baosight Software Co., Ltd. Class A	21,401	227,231
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	45,382
Shanghai Diesel Engine Co., Ltd. Class B	32,500	14,105
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	90,584
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	66,000	315,366
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	28,000	50,556
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	257,441	70,796
Shanghai Haixin Group Co. Class B	42,000	14,406
Shanghai Highly Group Co., Ltd. Class B	24,100	12,411
Shanghai Industrial Urban Development Group, Ltd.	63,600	6,726
Shanghai International Airport Co., Ltd. Class A	5,200	60,559

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	15,200	$ 10,169
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	120,979
Shanghai M&G Stationery, Inc. Class A	6,100	83,153
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	177,756
Shanghai Pudong Development Bank Co., Ltd. Class A	188,000	280,120
Shanghai Putailai New Energy Technology Co., Ltd. Class A	7,200	124,558
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	125,295
Shanxi Coking Coal Energy Group Co, Ltd. Class A	129,480	112,407
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	68,835
Shanxi Meijin Energy Co., Ltd. Class A (a)	34,400	35,371
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	6,400	369,707
Shenergy Co., Ltd. Class A	156,400	125,666
Shengyi Technology Co., Ltd. Class A	31,700	137,405
Shennan Circuits Co., Ltd. Class A	4,760	79,174
Shenwan Hongyuan Group Co., Ltd. Class A	106,000	86,149
Shenzhen Energy Group Co., Ltd. Class A	52,200	48,933
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	62,899
Shenzhen Inovance Technology Co., Ltd. Class A	20,500	294,406
Shenzhen International Holdings, Ltd.	118,746	191,737
Shenzhen Investment, Ltd.	376,301	129,092
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	110,126
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	6,600	432,777
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	54,894
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	32,585
Shenzhou International Group Holdings, Ltd.	94,700	1,856,420
Shoucheng Holdings, Ltd.	176,000	49,936
Security Description	Shares	Value
Shougang Fushan Resources Group, Ltd.	244,000	$ 57,272
Shui On Land, Ltd. (b)	328,000	45,686
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	118,651
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	34,476
Silergy Corp.	8,000	686,170
SINA Corp. (a)	6,300	266,994
Sinolink Securities Co., Ltd. Class A	19,600	49,086
Sino-Ocean Group Holding, Ltd.	296,000	59,171
Sinopec Engineering Group Co., Ltd. Class H (b)	140,500	60,521
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	70,530
Sinopharm Group Co., Ltd. Class H	144,800	352,203
Sinotruk Hong Kong, Ltd.	87,000	222,161
SITC International Holdings Co., Ltd.	144,000	310,886
Smoore International Holdings, Ltd. (a)(c)	45,000	347,344
SOHO China, Ltd. (a)(b)	353,000	105,165
Sohu.com, Ltd. ADR (a)	8,000	127,520
Songcheng Performance Development Co., Ltd. Class A	32,040	87,391
So-Young International, Inc. ADR (a)(b)	2,500	27,775
Spring Airlines Co., Ltd. Class A	11,700	99,825
Sun Art Retail Group, Ltd. (b)	251,500	255,592
Sunac China Holdings, Ltd.	285,000	1,053,057
Suncity Group Holdings, Ltd. (a)	400,000	35,595
Sungrow Power Supply Co., Ltd. Class A	9,400	104,582
Suning.com Co., Ltd. Class A	50,500	59,932
Sunny Optical Technology Group Co., Ltd.	78,900	1,726,798
Sunwoda Electronic Co., Ltd. Class A	18,900	89,341
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	44,423
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	79,350
TAL Education Group ADR (a)	42,200	3,017,722
TBEA Co., Ltd. Class A	113,000	176,545
TCL Electronics Holdings, Ltd.	73,000	54,699
TCL Technology Group Corp Class A	139,900	152,462

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Tencent Holdings, Ltd.	634,900	$ 46,181,394
Tencent Music Entertainment Group ADR (a)	42,900	825,396
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	15,600	61,232
Tianli Education International Holdings, Ltd.	105,000	110,500
Tianneng Power International, Ltd. (b)	62,000	149,526
Times Neighborhood Holdings, Ltd.	42,000	39,325
Tingyi Cayman Islands Holding Corp.	262,000	447,375
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	31,900
Tongcheng-Elong Holdings, Ltd. (a)(b)	87,200	168,690
Tongdao Liepin Group (a)	19,400	46,737
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	137,230
Tongwei Co., Ltd. Class A	37,800	223,659
Topchoice Medical Corp. Class A (a)	2,000	85,127
Topsports International Holdings, Ltd. (c)	133,000	198,972
Towngas China Co., Ltd.	94,027	42,443
Transfar Zhilian Co., Ltd. Class A	67,500	48,937
TravelSky Technology, Ltd. Class H	107,000	258,052
Trip.com Group, Ltd. ADR (a)	53,100	1,791,063
Tsingtao Brewery Co., Ltd. Class A	4,500	68,851
Tsingtao Brewery Co., Ltd. Class H	46,000	481,722
Unigroup Guoxin Microelectronics Co., Ltd. Class A	3,400	70,029
Uni-President China Holdings, Ltd.	138,000	140,423
Unisplendour Corp., Ltd. Class A	12,880	40,543
Uxin, Ltd. ADR (a)(b)	11,700	10,208
Venustech Group, Inc. Class A	10,200	45,861
Vipshop Holdings, Ltd. ADR (a)	50,300	1,413,933
VSTECS Holdings, Ltd.	136,000	111,552
Walvax Biotechnology Co., Ltd. Class A	21,900	129,985
Wanhua Chemical Group Co., Ltd. Class A	25,400	355,940
Want Want China Holdings, Ltd.	507,000	366,820
Weibo Corp. ADR (a)(b)	6,310	258,647
Weichai Power Co., Ltd. Class A	32,500	78,991
Security Description	Shares	Value
Weichai Power Co., Ltd. Class H	198,000	$ 397,335
Weifu High-Technology Group Co., Ltd. Class A	52,900	188,828
Weihai Guangwei Composites Co., Ltd. Class A	10,200	139,812
Weimob, Inc. (a)(b)(c)	113,000	203,153
Wens Foodstuffs Group Co., Ltd. Class A	34,560	96,977
Will Semiconductor Co., Ltd. Class A	5,600	199,204
Wilmar International, Ltd.	210,500	740,608
Wingtech Technology Co., Ltd. Class A	8,000	121,909
Wuchan Zhongda Group Co., Ltd. Class A	175,700	118,185
Wuhan Guide Infrared Co., Ltd. Class A	23,800	152,948
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	55,282
Wuliangye Yibin Co., Ltd. Class A	25,100	1,127,571
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	35,864
WuXi AppTec Co., Ltd. Class A	17,500	362,895
WuXi AppTec Co., Ltd. Class H (b)(c)	36,336	711,363
Wuxi Biologics Cayman, Inc. (a)(c)	333,000	4,414,891
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	14,800	191,337
XCMG Construction Machinery Co., Ltd. Class A	112,400	92,908
XD, Inc. (a)	9,800	59,213
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	40,500	92,346
Xiamen C & D, Inc. Class A	72,000	90,988
Xiaomi Corp. Class B (a)(c)	1,573,800	6,738,609
Xinhu Zhongbao Co., Ltd. Class A	172,300	82,216
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	115,200	231,474
Xinyi Solar Holdings, Ltd.	501,966	1,310,937
XPeng, Inc. ADR (a)	19,100	818,053
Xtep International Holdings, Ltd.	134,500	67,130
Yadea Group Holdings, Ltd. (c)	98,000	202,475
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	267,572
Yanlord Land Group, Ltd.	52,900	44,829

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	$ 63,032
Yanzhou Coal Mining Co., Ltd. Class H	190,000	151,925
Yealink Network Technology Corp., Ltd. Class A	8,400	94,542
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	22,000	25,053
Yifeng Pharmacy Chain Co., Ltd. Class A	5,320	73,855
Yihai International Holding, Ltd. (a)	49,000	726,736
Yonghui Superstores Co., Ltd. Class A	51,900	57,359
Yonyou Network Technology Co., Ltd. Class A	20,930	141,334
Yuexiu Property Co., Ltd.	714,000	143,650
Yuexiu Transport Infrastructure, Ltd.	84,000	57,200
Yum China Holdings, Inc.	44,400	2,534,796
Yunda Holding Co., Ltd. Class A	18,850	45,553
Yunnan Baiyao Group Co., Ltd. Class A	6,900	120,653
Yunnan Energy New Material Co., Ltd. Class A	5,400	117,847
Yuzhou Group Holdings Co., Ltd.	284,209	102,631
Zai Lab, Ltd. ADR (a)	7,500	1,015,050
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	3,300	135,883
Zhaojin Mining Industry Co., Ltd. Class H	95,000	113,086
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	45,800	50,124
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	79,566
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	56,333
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	128,655
Zhejiang Expressway Co., Ltd. Class H	172,000	145,296
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	140,514
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	7,300	89,106
Zhejiang Longsheng Group Co., Ltd. Class A	21,100	44,235
Zhejiang NHU Co., Ltd. Class A	11,700	60,655
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,000	129,005
Security Description	Shares	Value
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	$ 146,395
Zhengzhou Yutong Bus Co., Ltd. Class A	35,800	93,238
Zhenro Properties Group, Ltd.	120,000	72,274
Zheshang Securities Co., Ltd. Class A	21,700	51,105
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	41,400	193,282
Zhongjin Gold Corp., Ltd. Class A	37,500	50,853
Zhongsheng Group Holdings, Ltd.	60,500	431,092
Zhou Hei Ya International Holdings Co., Ltd. (c)	61,000	64,825
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	265,907
Zijin Mining Group Co., Ltd. Class A	106,600	152,435
Zijin Mining Group Co., Ltd. Class H	684,000	774,521
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	87,400	133,186
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	108,800	130,495
ZTE Corp. Class A	25,000	129,490
ZTE Corp. Class H (b)	73,400	184,592
ZTO Express Cayman, Inc. ADR	45,700	1,332,612
		355,540,603
COLOMBIA — 0.1%
Bancolombia SA ADR	500	20,090
Bancolombia SA	29,524	301,929
Bancolombia SA Preference Shares	45,715	469,112
Cementos Argos SA	60,790	109,832
Corp. Financiera Colombiana SA (a)	8,653	81,964
Ecopetrol SA ADR	700	9,037
Ecopetrol SA	545,795	358,225
Grupo Argos SA	29,927	121,615
Grupo de Inversiones Suramericana SA	24,789	183,209
Interconexion Electrica SA ESP	50,157	376,856
Millicom International Cellular SA SDR (a)	11,149	439,577
		2,471,446
CZECH REPUBLIC — 0.0% (f)
CEZ A/S	15,240	365,668
Komercni banka A/S (a)	6,779	207,503

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Moneta Money Bank A/S (a)(c)	69,836	$ 221,250
		794,421
DENMARK — 1.5%
ALK-Abello A/S (a)	686	281,910
Alm Brand A/S (a)	10,321	124,527
Ambu A/S Class B (b)	17,909	774,825
AP Moller - Maersk A/S Class A	524	1,089,603
AP Moller - Maersk A/S Class B	699	1,562,079
Bavarian Nordic A/S (a)	9,501	292,050
Better Collective A/S (a)	2,526	46,598
Carlsberg AS Class B	11,288	1,809,494
Chemometec A/S	1,244	118,194
Chr. Hansen Holding A/S (a)	11,502	1,184,327
Coloplast A/S Class B	12,824	1,959,594
D/S Norden A/S	2,858	51,490
Danske Bank A/S (a)	75,931	1,256,260
Demant A/S (a)	11,770	465,499
Dfds A/S (a)	3,593	162,537
Drilling Co. of 1972 A/S (a)(b)	3,800	120,368
DSV Panalpina A/S	22,683	3,803,182
FLSmidth & Co. A/S (a)	5,396	206,491
Genmab A/S (a)	7,168	2,902,077
GN Store Nord A/S	13,685	1,095,970
H Lundbeck A/S	7,583	260,266
ISS A/S (a)	16,446	284,936
Jyske Bank A/S (a)	5,905	226,260
Matas A/S (a)	12,409	176,237
Netcompany Group A/S (a)(c)	4,168	426,495
Nilfisk Holding A/S (a)	3,415	73,874
NKT A/S (a)	5,931	264,402
NNIT A/S (c)	5,944	118,812
Novo Nordisk A/S Class B	188,693	13,233,479
Novozymes A/S Class B	22,807	1,310,273
Orsted A/S (c)	20,730	4,237,323
Pandora A/S	10,688	1,196,438
Per Aarsleff Holding A/S	2,547	129,161
Ringkjoebing Landbobank A/S	2,894	263,545
Rockwool International A/S Class B	896	335,512
Royal Unibrew A/S	5,408	628,140
Scandinavian Tobacco Group A/S Class A (c)	5,880	100,618
Schouw & Co. A/S	1,823	184,592
SimCorp A/S	4,438	660,575
Spar Nord Bank A/S (a)	10,370	101,936
Sydbank A/S (a)	6,778	149,855
Topdanmark A/S	4,689	203,638
Tryg A/S (b)	16,308	514,961
Vestas Wind Systems A/S	21,579	5,106,102
Zealand Pharma A/S (a)(b)	2,577	93,447
		49,587,952
Security Description	Shares	Value
EGYPT — 0.0% (f)
Centamin PLC	118,072	$ 199,650
Commercial International Bank Egypt SAE	137,796	518,509
Eastern Co SAE	112,565	93,315
ElSewedy Electric Co.	69,110	43,100
		854,574
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P/F (a)	5,135	367,345
FINLAND — 0.8%
Admicom Oyj	920	151,965
Aktia Bank Oyj (a)	4,717	56,503
BasWare Oyj (a)	895	45,993
Cargotec Oyj Class B	4,285	177,315
Caverion Oyj (a)	10,069	71,579
Citycon Oyj	6,474	62,816
Elisa Oyj	15,202	834,600
Finnair Oyj (a)(b)	99,297	92,032
Fortum Oyj	47,470	1,144,214
F-Secure Oyj (a)	14,547	68,259
Huhtamaki Oyj	11,550	597,218
Kemira Oyj	15,042	238,156
Kesko Oyj Class B	32,844	845,519
Kojamo Oyj	17,592	389,597
Kone Oyj Class B	37,246	3,028,738
Konecranes Oyj	6,562	231,073
Metsa Board Oyj	21,619	228,016
Musti Group Oyj	3,125	93,831
Neles Oyj	10,362	137,624
Neste Oyj	46,731	3,382,633
Nokia Oyj (a)(e)	615,185	2,371,788
Nokia Oyj (a)(e)	12,368	47,532
Nokian Renkaat Oyj (b)	14,145	498,791
Nordea Bank Abp (a)(e)	350,647	2,870,058
Nordea Bank Abp (a)(e)	4,394	35,871
Oriola Oyj Class B	11,775	27,403
Orion Oyj Class B	13,299	610,688
Outokumpu Oyj (a)(b)	29,062	114,499
Outotec Oyj	68,183	682,002
Revenio Group Oyj	3,977	244,763
Rovio Entertainment Oyj (b)(c)	4,628	35,731
Sampo Oyj Class A	52,308	2,212,530
Sanoma Oyj	6,693	112,520
Stora Enso Oyj Class R	62,176	1,190,200
TietoEVRY Oyj	10,438	343,040
Tokmanni Group Corp.	6,629	131,721
UPM-Kymmene Oyj	58,488	2,180,524
Uponor Oyj	8,507	189,023
Valmet Oyj	16,786	479,780
Wartsila OYJ Abp	54,143	539,910
YIT Oyj	22,823	137,726
		26,933,781

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
FRANCE — 6.0%
AB Science SA (a)	2,718	$ 65,381
ABC arbitrage	11,541	102,518
Accor SA (a)	22,237	805,359
Adevinta ASA (a)	24,487	411,837
Aeroports de Paris (a)	3,759	487,988
Air France-KLM (a)(b)	17,448	109,304
Air Liquide SA	52,514	8,626,032
Airbus SE (a)	65,311	7,174,434
Akka Technologies (a)	1,111	35,004
Albioma SA	2,408	138,476
ALD SA (c)	10,890	153,231
Alstom SA (a)	27,467	1,566,434
Alten SA (a)	3,006	340,766
Amundi SA (a)(c)	6,646	543,198
Arkema SA	7,381	844,401
Atos SE (a)	11,588	1,060,268
Aubay	681	28,622
AXA SA	211,952	5,060,122
Beneteau SA	8,515	98,611
BioMerieux	4,428	625,223
BNP Paribas SA (a)	125,008	6,593,062
Boiron SA	454	22,970
Bollore SA	103,643	428,879
Bonduelle SCA	1,324	33,696
Bouygues SA	26,630	1,096,422
Bureau Veritas SA (a)	31,397	835,928
Capgemini SE	17,836	2,767,186
Carmila SA REIT	4,324	62,324
Carrefour SA	67,633	1,161,015
Casino Guichard Perrachon SA (a)(b)	4,904	151,147
Cellectis SA (a)	6,927	206,803
CGG SA (a)	58,359	57,838
Chargeurs SA	4,757	102,439
Cie de Saint-Gobain (a)	57,243	2,626,488
Cie des Alpes	1,015	23,671
Cie Generale des Etablissements Michelin SCA	18,845	2,419,916
Cie Plastic Omnium SA	6,153	212,454
CNP Assurances (a)	17,239	278,003
Coface SA (a)	8,251	82,884
Covivio REIT	6,407	590,690
Credit Agricole SA (a)	127,299	1,607,409
Cromwell European Real Estate Investment Trust	117,300	68,891
Danone SA	67,718	4,454,358
Dassault Aviation SA (a)	263	288,649
Dassault Systemes SE	14,615	2,971,125
Derichebourg SA (a)	21,744	156,437
Devoteam SA (a)	452	51,488
Edenred	26,714	1,516,953
Eiffage SA (a)	9,049	875,123
Electricite de France SA (a)	72,529	1,144,339
Elior Group SA (b)(c)	8,872	59,921
Security Description	Shares	Value
Elis SA (a)	19,520	$ 325,535
Engie SA (a)	201,783	3,091,082
Eramet SA (a)	843	44,270
EssilorLuxottica SA	31,167	4,864,040
Eurazeo SE (a)	5,311	360,654
Eutelsat Communications SA	21,173	239,892
Faurecia SE (a)	8,933	458,075
FFP	451	52,202
Fnac Darty SA (a)	1,790	115,421
Gaztransport Et Technigaz SA	2,303	223,173
Gecina SA REIT	4,900	757,218
Getlink SE (a)	47,027	815,916
Hermes International	3,547	3,817,404
ICADE REIT	3,187	245,276
ID Logistics Group (a)	230	63,600
Iliad SA	1,581	325,178
Imerys SA	3,286	155,436
Innate Pharma SA (a)	9,314	39,453
Interparfums SA (a)	1,411	74,150
Ipsen SA	3,887	322,928
IPSOS	5,617	189,686
JCDecaux SA (a)	11,798	268,932
Kaufman & Broad SA	1,893	84,772
Kering SA	8,303	6,038,590
Klepierre SA REIT	20,369	458,325
Korian SA (a)	7,145	273,983
La Francaise des Jeux SAEM (c)	8,899	407,334
Lagardere SCA (a)	5,606	140,477
Legrand SA	29,562	2,640,452
LISI (a)	1,713	42,233
LNA Sante SA	455	27,418
L'Oreal SA	27,875	10,600,286
LVMH Moet Hennessy Louis Vuitton SE	30,665	19,169,049
Maisons du Monde SA (a)(c)	4,452	81,436
Manitou BF SA	1,060	30,997
McPhy Energy SA (a)	2,265	95,196
Mercialys SA REIT	4,163	36,776
Mersen SA (a)	1,410	42,699
Metropole Television SA (a)	2,287	37,105
Natixis SA (a)	98,026	334,512
Neoen SA (a)(c)	3,248	249,175
Nexans SA (a)	3,423	248,152
Nexity SA	5,241	227,392
Novacyt SA (a)	7,667	91,933
Orange SA	220,881	2,630,700
Orpea SA (a)	6,079	799,953
Pernod Ricard SA	23,392	4,487,817
Peugeot SA (a)	64,449	1,764,021
Pharmagest Interactive	412	56,157
Publicis Groupe SA	23,740	1,183,959
Quadient SA	3,126	60,164
Remy Cointreau SA	2,325	433,256
Renault SA (a)	20,544	898,885

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Rexel SA (a)	25,189	$ 397,424
Rubis SCA	10,138	471,117
Safran SA (a)	35,115	4,981,787
Sanofi	125,404	12,075,575
Sartorius Stedim Biotech	3,226	1,149,416
Schneider Electric SE	60,242	8,719,786
SCOR SE (a)	16,947	547,832
SEB SA	2,333	425,327
Societe BIC SA	2,422	137,089
Societe Generale SA (a)	88,189	1,836,736
Sodexo SA	9,456	800,868
SOITEC (a)	2,222	433,093
Sopra Steria Group (a)	1,726	279,186
SPIE SA (a)	12,511	272,632
Suez SA	36,937	733,051
Synergie SE (a)	232	9,084
Tarkett SA (a)	2,965	52,241
Teleperformance	6,529	2,167,296
Television Francaise 1 (a)	4,354	35,107
Thales SA	12,416	1,137,850
TOTAL SE	278,899	12,046,014
Trigano SA	816	144,571
Ubisoft Entertainment SA (a)	10,766	1,038,539
Unibail-Rodamco-Westfield (b)	34,100	134,198
Unibail-Rodamco-Westfield REIT	13,176	1,041,126
Valeo SA	24,461	966,116
Valneva SE (a)	6,910	65,524
Veolia Environnement SA	59,039	1,445,466
Verallia SASU (c)	3,512	124,831
Vicat SA	1,828	76,829
Vilmorin & Cie SA	622	37,520
Vinci SA	57,042	5,678,418
Virbac SA (a)	438	127,548
Vivendi SA	91,689	2,959,468
Wendel SE	2,944	352,829
Worldline SA (a)(c)	26,063	2,522,450
		197,172,386
GERMANY — 5.5%
Aareal Bank AG (a)	7,346	175,719
Adesso SE	303	35,961
Adidas AG (a)	20,864	7,604,835
ADLER Group SA (a)(c)	8,987	318,885
ADVA Optical Networking SE (a)	10,788	93,190
AIXTRON SE (a)	11,637	203,112
Allgeier SE	797	18,187
Allianz SE	45,715	11,226,071
alstria office REIT-AG	16,470	298,248
Amadeus Fire AG (a)	685	100,911
Aroundtown SA	118,739	889,133
AURELIUS Equity Opportunities SE & Co. KGaA (a)	1,948	41,472
Aurubis AG	3,474	270,594
Security Description	Shares	Value
BASF SE	100,649	$ 7,970,208
Basler AG	379	33,388
Bayer AG	107,656	6,343,096
Bayerische Motoren Werke AG	36,548	3,230,003
Bayerische Motoren Werke AG Preference Shares	5,860	395,784
BayWa AG	2,500	101,096
Bechtle AG	3,501	764,203
Beiersdorf AG	11,021	1,273,499
Bertrandt AG	1,559	75,538
bet-at-home.com AG	1,390	54,168
Bilfinger SE	5,632	178,202
Borussia Dortmund GmbH & Co. KGaA (a)	6,662	44,343
Brenntag AG	16,930	1,312,069
CANCOM SE	3,937	218,504
Carl Zeiss Meditec AG	4,761	634,378
CECONOMY AG (a)	13,285	92,084
Cewe Stiftung & Co. KGaA	785	88,845
Commerzbank AG (a)	118,952	766,433
CompuGroup Medical SE & Co. KgaA	2,805	269,760
Continental AG	11,966	1,775,221
Corestate Capital Holding SA (a)(b)	2,251	40,212
Covestro AG (c)	19,606	1,210,961
CropEnergies AG	4,161	60,585
CTS Eventim AG & Co. KGaA (a)	5,935	395,040
Daimler AG	93,788	6,631,651
Datagroup SE	430	26,359
Delivery Hero SE (a)(c)	14,079	2,187,748
Dermapharm Holding SE	2,022	140,920
Deutsche Bank AG (a)	213,584	2,338,648
Deutsche Beteiligungs AG	1,870	75,734
Deutsche Boerse AG	20,921	3,564,506
Deutsche EuroShop AG (a)	5,377	121,383
Deutsche Lufthansa AG (a)	30,797	407,527
Deutsche Pfandbriefbank AG (a)(c)	12,164	130,898
Deutsche Post AG	108,399	5,371,579
Deutsche Telekom AG	365,238	6,683,194
Deutsche Wohnen SE	37,185	1,987,795
Deutz AG (a)	12,501	78,008
DIC Asset AG	5,992	98,682
Draegerwerk AG & Co. KGaA	314	22,975
Draegerwerk AG & Co. KGaA Preference Shares	947	72,766
Duerr AG	7,444	304,211
E.ON SE	248,165	2,752,214
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,588	87,124
Elmos Semiconductor SE	932	31,303
ElringKlinger AG (a)	2,938	56,941
Encavis AG	9,179	239,781
Evonik Industries AG	22,498	734,432

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Evotec SE (a)	15,941	$ 590,600
Exasol AG (a)	1,208	41,178
Flatex DEGIRO AG (a)	2,461	191,208
Fraport AG Frankfurt Airport Services Worldwide (a)	4,505	272,077
Freenet AG	13,196	277,630
Fresenius Medical Care AG & Co. KGaA	23,725	1,979,759
Fresenius SE & Co. KGaA	45,816	2,121,241
Fuchs Petrolub SE Preference Shares	7,099	403,377
GEA Group AG	18,283	654,998
Gerresheimer AG	3,436	368,911
Grand City Properties SA	11,055	283,512
GRENKE AG	2,516	119,506
Hamborner REIT AG	13,269	146,231
Hamburger Hafen und Logistik AG	2,218	50,043
Hannover Rueck SE	6,441	1,026,879
HeidelbergCement AG	15,896	1,190,701
HelloFresh SE (a)	16,052	1,241,275
Henkel AG & Co. KGaA Preference Shares	19,523	2,204,804
Henkel AG & Co. KGaA	11,101	1,070,990
HOCHTIEF AG	2,491	242,458
Home24 SE (a)	2,725	74,686
Hornbach Baumarkt AG	819	35,875
Hornbach Holding AG & Co. KGaA	1,214	116,900
HUGO BOSS AG	6,469	216,004
Hypoport AG (a)	368	231,887
Indus Holding AG	1,771	69,558
Infineon Technologies AG	143,105	5,496,267
Jenoptik AG	5,308	163,144
JOST Werke AG (a)(c)	3,047	160,684
Jungheinrich AG Preference Shares	4,946	221,491
K+S AG	20,821	198,403
KION Group AG	7,908	688,532
Kloeckner & Co. SE (a)	12,637	123,773
Knorr-Bremse AG	7,749	1,058,870
Koenig & Bauer AG (a)	1,881	55,052
Krones AG	2,176	175,854
KWS SAA t SE & Co. KGaA	1,045	83,110
LANXESS AG	9,037	693,951
LEG Immobilien AG	7,753	1,205,314
LPKF Laser & Electronics AG	2,502	90,156
Medios AG (a)	1,048	47,957
Merck KGaA	14,163	2,432,144
METRO AG	18,554	208,765
MLP SE	12,808	84,625
MorphoSys AG (a)	3,359	385,591
MTU Aero Engines AG	5,898	1,540,001
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,352	4,560,740
Nagarro SE (a)	1,607	178,928
Security Description	Shares	Value
Nemetschek SE	5,951	$ 439,793
New Work SE	256	87,704
Nordex SE (a)	6,238	169,136
Norma Group SE	3,466	177,606
OHB SE (a)	540	25,504
OSRAM Licht AG (a)	3,992	254,185
PATRIZIA AG	4,758	152,818
Pfeiffer Vacuum Technology AG	515	98,804
PNE AG	3,945	38,615
Porsche Automobil Holding SE Preference Shares	16,357	1,128,767
ProSiebenSat.1 Media SE (a)	21,077	354,724
Puma SE (a)	10,991	1,240,985
Rational AG	556	518,044
Rheinmetall AG	4,489	475,542
RWE AG	70,984	3,002,490
Salzgitter AG (a)	3,534	93,831
SAP SE	115,256	15,120,322
Sartorius AG Preference Shares	3,898	1,638,765
Scout24 AG (c)	11,494	942,957
SGL Carbon SE (a)	6,303	27,725
Siemens AG	84,436	12,141,186
Siemens Energy AG (a)	43,104	1,582,197
Siemens Healthineers AG (c)	29,450	1,512,688
Siltronic AG	2,164	339,178
Sirius Real Estate, Ltd.	127,528	162,819
Sixt SE (a)	1,408	169,175
Sixt SE Preference Shares	2,921	205,147
SMA Solar Technology AG (a)	2,210	151,291
Software AG	5,291	215,837
Softwareone Holding AG	8,988	266,402
Stabilus SA	3,524	248,790
STO SE & Co. KGaA Preference Shares	608	96,263
STRATEC SE	869	130,569
Stroeer SE & Co. KGaA	2,915	288,899
Suedzucker AG	6,464	92,298
Symrise AG	13,876	1,840,413
TAG Immobilien AG	17,690	560,595
Takkt AG (a)	5,349	69,767
TeamViewer AG (a)(c)	16,093	863,039
Telefonica Deutschland Holding AG	106,340	293,403
Thyssenkrupp AG (a)	41,697	414,473
TUI AG	44,236	277,187
Uniper SE	21,708	750,078
United Internet AG	10,995	463,184
Varta AG (a)(b)	1,874	271,025
VERBIO Vereinigte BioEnergie AG	7,261	272,745
Volkswagen AG	3,719	774,020
Volkswagen AG Preference Shares	20,425	3,809,129
Vonovia SE	57,140	4,178,039
Vossloh AG (a)	1,786	90,361

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Wacker Chemie AG	1,482	$ 211,703
Wacker Neuson SE (a)	5,915	126,725
Washtec AG (a)	1,430	76,373
Westwing Group AG (a)	1,239	50,202
Wuestenrot & Wuerttembergische AG	2,120	42,852
Zalando SE (a)(c)	16,640	1,853,970
Zeal Network SE	1,460	82,263
zooplus AG (a)	679	141,068
		178,929,627
GHANA — 0.0% (f)
Tullow Oil PLC (a)(b)	111,829	45,217
GREECE — 0.1%
Aegean Airlines SA (a)	8,153	51,374
Alpha Bank AE (a)	126,379	147,549
Athens Water Supply & Sewage Co. SA	4,435	37,280
Energean PLC (a)	10,480	103,316
Eurobank Ergasias Services and Holdings SA Class A (a)	237,936	168,446
FF Group (a)(d)	122	—
GEK Terna Holding Real Estate Construction SA (a)	9,885	95,307
Hellenic Telecommunications Organization SA	24,475	394,693
Holding Co. ADMIE IPTO SA	31,100	100,649
JUMBO SA	9,840	171,085
LAMDA Development SA (a)	12,062	104,785
Motor Oil Hellas Corinth Refineries SA	5,457	78,788
Mytilineos SA	11,055	160,963
National Bank of Greece SA (a)	54,691	151,300
OPAP SA	18,404	246,574
Piraeus Bank SA (a)	26,546	42,224
Public Power Corp. SA (a)	11,042	100,383
Sarantis SA	3,274	37,455
Terna Energy SA	8,992	145,229
		2,337,400
HONG KONG — 1.8%
AIA Group, Ltd.	1,308,800	16,035,389
Alibaba Pictures Group, Ltd. (a)	1,680,000	208,000
Apollo Future Mobility Group, Ltd. (a)(b)	1,040,000	103,278
ASM Pacific Technology, Ltd.	31,900	420,871
Bank of East Asia, Ltd.	141,140	301,435
Cafe de Coral Holdings, Ltd.	26,000	55,998
Champion REIT	192,000	112,171
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	76,000	67,435
China Huishan Dairy Holdings Co., Ltd. (a)(d)	66,000	—
Security Description	Shares	Value
China Water Affairs Group, Ltd.	126,000	$ 98,475
China Youzan, Ltd. (a)	1,408,000	419,466
Chow Sang Sang Holdings International, Ltd.	60,000	68,095
Citychamp Watch & Jewellery Group, Ltd. (a)	286,000	63,073
CK Asset Holdings, Ltd.	278,024	1,427,079
CK Infrastructure Holdings, Ltd.	67,500	362,578
CK Life Sciences Int'l Holdings, Inc.	310,000	35,183
CLP Holdings, Ltd.	175,500	1,622,852
Comba Telecom Systems Holdings, Ltd. (b)	134,000	39,057
Cowell e Holdings, Inc.	50,000	37,659
Dah Sing Banking Group, Ltd.	38,000	39,010
Dah Sing Financial Holdings, Ltd.	13,200	37,197
Digital China Holdings, Ltd.	68,000	55,776
Far East Consortium International, Ltd.	108,000	40,114
First Pacific Co., Ltd.	386,000	122,961
Fortune Real Estate Investment Trust	216,000	205,864
GCL-Poly Energy Holdings, Ltd. (a)(b)	1,419,000	225,097
Glory Sun Financial Group, Ltd. (a)(b)	4,116,000	175,175
Guotai Junan International Holdings, Ltd.	261,000	35,007
Haitong International Securities Group, Ltd. (b)	379,000	91,404
Hang Lung Group, Ltd.	95,000	236,218
Hang Lung Properties, Ltd.	229,000	603,964
Hang Seng Bank, Ltd.	83,200	1,434,621
Henderson Land Development Co., Ltd.	156,466	610,419
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	284,164	279,625
HKBN, Ltd.	64,000	99,048
HKT Trust & HKT, Ltd. Stapled Security	411,000	533,240
Hong Kong & China Gas Co., Ltd.	1,139,430	1,701,684
Hong Kong Exchanges & Clearing, Ltd.	130,661	7,161,723
Hong Kong Television Network, Ltd. (a)	127,000	187,048
Hongkong & Shanghai Hotels Ltd	37,473	33,346
Hongkong Land Holdings, Ltd.	125,600	518,728
Huabao International Holdings, Ltd. (b)	73,000	100,549

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Hutchison China MediTech, Ltd. ADR (a)	7,900	$ 252,958
Hutchison Port Holdings Trust Stapled Security	472,800	93,614
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	51,763
Hysan Development Co., Ltd.	67,000	245,833
Jardine Matheson Holdings, Ltd.	23,600	1,321,600
Jardine Strategic Holdings, Ltd.	23,900	594,632
Johnson Electric Holdings, Ltd.	52,500	130,000
K Wah International Holdings, Ltd.	113,000	54,359
Kerry Properties, Ltd.	75,500	191,237
Kingboard Laminates Holdings, Ltd.	114,000	186,132
Lifestyle International Holdings, Ltd. (a)	41,000	32,519
Link REIT	229,076	2,085,772
Luk Fook Holdings International, Ltd.	35,000	84,410
Man Wah Holdings, Ltd.	163,600	354,888
Melco International Development, Ltd.	62,000	120,580
Melco Resorts & Entertainment, Ltd. ADR	26,330	488,421
MTR Corp., Ltd.	165,381	924,607
NetDragon Websoft Holdings, Ltd.	19,000	42,588
New World Development Co., Ltd.	164,581	766,248
Nine Dragons Paper Holdings, Ltd.	191,000	270,962
Nissin Foods Co., Ltd.	76,000	62,534
NWS Holdings, Ltd.	158,968	147,408
Pacific Basin Shipping, Ltd.	439,000	82,661
Pacific Textiles Holdings, Ltd.	85,000	55,798
PAX Global Technology, Ltd.	81,000	71,871
PCCW, Ltd.	461,471	277,935
Pou Sheng International Holdings, Ltd. (a)	219,000	51,969
Power Assets Holdings, Ltd.	149,000	807,083
Prosperity REIT	191,000	59,612
Realord Group Holdings, Ltd. (a)	46,000	26,518
Shanghai Industrial Holdings, Ltd.	53,000	72,454
Shangri-La Asia, Ltd. (a)	116,000	103,376
Shimao Group Holdings, Ltd.	126,500	402,968
Shun Tak Holdings, Ltd.	122,000	37,290
Sino Biopharmaceutical, Ltd.	1,128,000	1,091,071
Sino Land Co., Ltd. (b)	337,184	439,209
Skyworth Group, Ltd. (a)	160,000	44,571
SSY Group, Ltd.	204,000	115,762
Security Description	Shares	Value
Stella International Holdings, Ltd.	45,500	$ 52,871
Sun Hung Kai Properties, Ltd.	144,000	1,857,142
SUNeVision Holdings, Ltd.	63,000	57,281
Sunlight Real Estate Investment Trust	122,000	59,318
Swire Pacific, Ltd. Class A	51,000	282,827
Swire Properties, Ltd.	119,800	348,406
Techtronic Industries Co., Ltd.	149,000	2,125,318
Television Broadcasts, Ltd.	29,700	30,605
United Laboratories International Holdings, Ltd.	60,000	42,559
Value Partners Group, Ltd.	187,000	98,639
Vinda International Holdings, Ltd.	38,000	103,652
Vitasoy International Holdings, Ltd. (b)	74,000	288,218
VTech Holdings, Ltd.	15,300	118,689
WH Group, Ltd. (c)	1,027,000	860,927
Wharf Holdings, Ltd.	247,000	664,180
Wharf Real Estate Investment Co., Ltd.	205,000	1,066,793
Xinyi Glass Holdings, Ltd.	184,000	513,758
Yue Yuen Industrial Holdings, Ltd.	84,000	174,850
Yuexiu Real Estate Investment Trust	123,000	59,962
		57,055,120
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	59,891	76,778
MOL Hungarian Oil & Gas PLC (a)	40,674	300,506
OTP Bank Nyrt (a)	21,242	957,401
Richter Gedeon Nyrt	13,084	328,402
		1,663,087
INDIA — 2.9%
3M India, Ltd. (a)	304	86,666
Aarti Industries, Ltd.	9,462	159,903
Aavas Financiers, Ltd. (a)	1,169	27,127
ACC, Ltd.	8,159	180,633
Adani Gas, Ltd.	29,500	151,643
Adani Green Energy, Ltd. (a)	42,000	605,046
Adani Ports & Special Economic Zone, Ltd.	50,750	335,995
Adani Power, Ltd. (a)	82,554	56,266
Aditya Birla Fashion and Retail, Ltd. (a)	76,383	173,114
AIA Engineering, Ltd.	3,825	103,355
Alembic Pharmaceuticals, Ltd.	4,179	59,124
Amara Raja Batteries, Ltd.	8,200	103,690
Ambuja Cements, Ltd.	97,798	333,076

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Apollo Hospitals Enterprise, Ltd.	12,311	$ 406,528
Apollo Tyres, Ltd.	31,067	75,682
Ashok Leyland, Ltd.	96,463	126,012
Asian Paints, Ltd.	41,361	1,564,888
Astral Poly Technik, Ltd.	7,155	174,582
AstraZeneca Pharma India, Ltd.	1,288	81,425
Atul, Ltd.	1,482	130,419
AU Small Finance Bank, Ltd. (a)(c)	13,987	163,210
Aurobindo Pharma, Ltd.	36,454	459,644
Avenue Supermarts, Ltd. (a)(c)	16,679	630,843
Axis Bank, Ltd. (a)	242,026	2,055,155
Bajaj Auto, Ltd.	7,793	367,324
Bajaj Electricals, Ltd. (a)	14,427	120,552
Bajaj Finance, Ltd.	29,232	2,118,442
Bajaj Finserv, Ltd.	4,919	599,587
Balkrishna Industries, Ltd.	7,352	165,650
Balrampur Chini Mills, Ltd. (a)	31,845	74,963
Bandhan Bank, Ltd. (a)(c)	76,766	422,611
BASF India, Ltd.	5,048	112,480
Bata India, Ltd.	10,694	231,194
Bayer CropScience, Ltd.	1,002	74,629
Berger Paints India, Ltd.	33,671	349,970
Bharat Forge, Ltd.	37,864	272,214
Bharat Petroleum Corp., Ltd.	66,472	346,700
Bharti Airtel, Ltd.	227,983	1,590,351
Biocon, Ltd. (a)	45,189	287,829
Blue Dart Express, Ltd. (a)	2,241	125,664
Blue Star, Ltd.	6,804	74,598
Britannia Industries, Ltd.	11,678	571,590
Can Fin Homes, Ltd.	1,361	9,302
Carborundum Universal, Ltd.	16,876	93,656
Castrol India, Ltd.	94,135	158,529
CESC, Ltd.	14,732	123,856
Cholamandalam Financial Holdings, Ltd.	22,915	168,160
Cholamandalam Investment and Finance Co., Ltd.	42,942	227,823
Cipla, Ltd.	42,779	480,058
City Union Bank, Ltd.	78,446	193,357
Coal India, Ltd.	124,991	231,704
Coforge, Ltd.	4,514	167,120
Colgate-Palmolive India, Ltd.	13,194	282,642
Container Corp. Of India, Ltd.	18,212	99,525
Coromandel International, Ltd.	6,490	72,354
Crompton Greaves Consumer Electricals, Ltd.	43,446	226,275
Cummins India, Ltd.	13,447	105,738
Dabur India, Ltd.	71,437	522,084
Dalmia Bharat, Ltd.	8,304	122,712
DCB Bank, Ltd. (a)	34,567	56,415
Deepak Nitrite, Ltd.	7,407	95,477
Dhani Services, Ltd.	21,764	95,807
Security Description	Shares	Value
Divi's Laboratories, Ltd.	14,272	$ 750,424
Dixon Technologies India, Ltd.	624	114,851
DLF, Ltd.	51,417	163,855
Dr Lal PathLabs, Ltd. (c)	2,694	84,995
Dr Reddy's Laboratories, Ltd.	12,803	912,046
Edelweiss Financial Services, Ltd. (a)	58,647	55,021
Eicher Motors, Ltd.	14,838	513,956
EID Parry India, Ltd. (a)	2,695	12,675
Emami, Ltd.	26,541	153,923
Escorts, Ltd.	5,547	95,685
Exide Industries, Ltd.	45,727	119,688
FDC, Ltd.	15,213	69,145
Federal Bank, Ltd. (a)	146,800	134,007
Finolex Industries, Ltd.	9,992	88,348
Fortis Healthcare, Ltd. (a)	45,663	96,991
GAIL India, Ltd.	130,252	219,709
GAIL India, Ltd. GDR	1,422	14,106
Galaxy Surfactants, Ltd.	4,286	117,266
Gillette India, Ltd.	1,677	132,859
Glenmark Pharmaceuticals, Ltd.	13,064	88,235
GMR Infrastructure, Ltd. (a)	229,459	83,220
Godrej Consumer Products, Ltd.	54,164	548,664
Godrej Properties, Ltd. (a)	4,954	97,100
Granules India, Ltd.	7,280	35,086
Grasim Industries, Ltd.	30,235	383,940
Gujarat Gas, Ltd.	15,258	78,600
Gujarat State Petronet, Ltd.	30,640	92,925
Gulf Oil Lubricants India, Ltd.	3,534	34,780
Havells India, Ltd.	33,992	426,206
HCL Technologies, Ltd.	116,018	1,502,315
HDFC Asset Management Co., Ltd. (c)	8,332	332,744
HDFC Life Insurance Co., Ltd. (a)(c)	75,535	699,346
HeidelbergCement India, Ltd.	37,912	117,652
Hero MotoCorp, Ltd.	12,919	549,876
Hindalco Industries, Ltd.	169,506	558,041
Hindustan Petroleum Corp., Ltd.	57,590	171,743
Hindustan Unilever, Ltd.	87,894	2,881,463
Housing Development Finance Corp., Ltd.	188,457	6,599,316
ICICI Bank, Ltd. ADR (a)	61,022	906,787
ICICI Bank, Ltd. (a)	447,122	3,274,132
ICICI Lombard General Insurance Co., Ltd. (a)(c)	27,038	562,777
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	36,972	252,417
IDFC First Bank, Ltd. (a)	188,111	95,385
IDFC, Ltd. (a)	302,285	153,071
IIFL Finance, Ltd.	39,096	60,864
Indiabulls Housing Finance, Ltd.	26,026	78,469

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
IndiaMart InterMesh, Ltd. (c)	1,265	$ 110,926
Indian Hotels Co., Ltd.	45,062	74,068
Indian Oil Corp., Ltd.	173,890	216,448
Indraprastha Gas, Ltd.	34,214	235,226
Indus Towers, Ltd.	17,640	55,503
Info Edge India, Ltd.	7,609	495,471
Infosys, Ltd. ADR	70,069	1,187,670
Infosys, Ltd.	297,264	5,109,031
Inox Leisure, Ltd. (a)	20,361	78,666
InterGlobe Aviation, Ltd. (a)(c)	8,111	191,298
Ipca Laboratories, Ltd.	7,490	224,369
ITC, Ltd.	308,350	881,995
Jindal Steel & Power, Ltd. (a)	42,048	153,333
JK Cement, Ltd.	4,955	129,986
JSW Steel, Ltd.	110,971	588,059
Jubilant Foodworks, Ltd.	8,600	328,517
Jubilant Life Sciences, Ltd.	6,773	78,318
Kajaria Ceramics, Ltd.	12,979	124,981
Karur Vysya Bank, Ltd. (a)	19,609	12,278
Kaveri Seed Co., Ltd.	10,556	75,124
KEI Industries, Ltd.	9,323	60,831
Kotak Mahindra Bank, Ltd. (a)	60,198	1,644,112
L&T Finance Holdings, Ltd.	65,382	83,844
L&T Technology Services, Ltd. (c)	6,585	210,850
Lakshmi Machine Works, Ltd.	1,452	91,472
Larsen & Toubro Infotech, Ltd. (c)	5,000	250,419
Larsen & Toubro, Ltd. GDR	2,055	35,798
Larsen & Toubro, Ltd.	71,900	1,267,026
Laurus Labs, Ltd. (c)	24,755	119,646
LIC Housing Finance, Ltd.	27,542	136,169
Lupin, Ltd.	24,227	323,894
Mahanagar Gas, Ltd.	3,649	52,996
Mahindra & Mahindra Financial Services, Ltd. (a)	54,532	130,532
Mahindra & Mahindra, Ltd. GDR	3,302	32,095
Mahindra & Mahindra, Ltd.	83,627	824,739
Manappuram Finance, Ltd.	37,333	84,560
Marico, Ltd.	62,219	342,868
Maruti Suzuki India, Ltd.	14,654	1,534,160
Max Financial Services, Ltd. (a)	15,780	145,787
Metropolis Healthcare, Ltd. (a)	2,766	74,246
Mindspace Business Parks REIT (a)(c)	37,000	161,976
Mindtree, Ltd.	3,800	86,349
Motherson Sumi Systems, Ltd.	136,106	307,725
Mphasis, Ltd.	6,599	139,079
MRF, Ltd.	206	213,564
Multi Commodity Exchange of India, Ltd.	5,986	141,786
Security Description	Shares	Value
Muthoot Finance, Ltd.	13,072	$ 216,571
Natco Pharma, Ltd.	7,601	100,069
Navin Fluorine International, Ltd.	3,460	123,697
NESCO, Ltd.	5,149	38,691
Nestle India, Ltd.	3,638	915,643
NTPC, Ltd.	464,701	631,855
Oberoi Realty, Ltd. (a)	13,822	110,360
Oil & Natural Gas Corp., Ltd.	232,372	295,921
Orient Electric, Ltd.	13,712	42,168
Page Industries, Ltd.	490	185,158
Persistent Systems, Ltd.	8,644	179,481
Petronet LNG, Ltd.	80,619	273,189
Phoenix Mills, Ltd. (a)	8,044	85,270
PI Industries, Ltd.	8,978	269,712
Pidilite Industries, Ltd.	16,401	396,324
Piramal Enterprises, Ltd.	8,320	162,677
Power Grid Corp. of India, Ltd.	225,125	584,938
Prestige Estates Projects, Ltd.	13,088	47,664
Procter & Gamble Health, Ltd.	760	70,911
PVR, Ltd.	4,230	76,429
Rajesh Exports, Ltd.	10,314	69,245
Rallis India, Ltd.	37,687	145,064
Ramco Cements Ltd	13,546	147,645
RBL Bank, Ltd. (c)	36,130	114,248
REC, Ltd.	149,512	273,989
Redington India, Ltd.	45,228	81,830
Reliance Industries, Ltd. GDR (c)	13,202	722,149
Reliance Industries, Ltd.	283,447	7,701,472
Rhi Magnesita NV	3,069	147,083
Sanofi India, Ltd.	510	58,121
SBI Life Insurance Co., Ltd. (a)(c)	43,448	537,693
Shree Cement, Ltd.	1,165	382,870
Shriram Transport Finance Co., Ltd.	27,135	388,638
Siemens, Ltd.	6,614	142,617
Sobha, Ltd.	12,486	70,857
Spandana Sphoorty Financial, Ltd. (a)	5,000	51,367
SpiceJet, Ltd. (a)	6,570	8,538
SRF, Ltd.	3,081	235,032
State Bank of India (a)	182,304	686,002
State Bank of India GDR (a)	1,020	38,199
Strides Pharma Science, Ltd.	5,713	68,665
Sun Pharma Advanced Research Co., Ltd. (a)	8,505	22,552
Sun Pharmaceutical Industries, Ltd.	84,827	687,683
Sundaram Finance, Ltd.	6,637	163,887
Sundram Fasteners, Ltd.	23,040	164,032
Sunteck Realty, Ltd.	14,806	70,507
Supreme Industries, Ltd.	6,899	153,894

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Symphony, Ltd.	3,877	$ 54,530
Syngene International, Ltd. (a)(c)	13,475	117,954
Tata Chemicals, Ltd.	17,851	116,633
Tata Communications, Ltd.	6,812	102,617
Tata Consultancy Services, Ltd.	101,071	3,959,914
Tata Consumer Products, Ltd.	64,574	521,329
Tata Elxsi, Ltd.	3,720	93,438
Tata Motors, Ltd. ADR (a)	7,545	95,067
Tata Motors, Ltd. (a)	143,863	361,983
Tata Power Co., Ltd.	115,538	119,622
Tata Steel, Ltd.	71,361	628,617
Tata Steel, Ltd. GDR	1,300	11,258
TeamLease Services, Ltd. (a)	1,645	59,127
Tech Mahindra, Ltd.	67,709	901,829
Timken India, Ltd.	6,375	116,009
Titan Co., Ltd.	38,142	818,069
Torrent Pharmaceuticals, Ltd.	4,600	176,445
Torrent Power, Ltd.	10,653	46,276
Trent, Ltd.	19,692	185,311
Tube Investments of India, Ltd.	9,555	104,727
TV18 Broadcast, Ltd. (a)	322,994	136,593
Ujjivan Financial Services, Ltd.	1,086	4,104
UltraTech Cement, Ltd.	11,784	852,849
United Spirits, Ltd. (a)	25,960	205,445
UPL, Ltd.	50,727	323,763
Varun Beverages, Ltd.	5,485	68,766
Vedanta, Ltd.	166,866	368,593
Vedanta, Ltd. ADR	1,433	12,582
Vinati Organics, Ltd.	4,690	77,551
V-Mart Retail, Ltd. (a)	2,562	89,147
Vodafone Idea, Ltd. (a)	693,861	101,134
Voltas, Ltd.	23,360	263,964
Wipro, Ltd. ADR	7,834	44,262
Wipro, Ltd.	108,008	570,953
Wockhardt, Ltd. (a)	5,297	39,622
Yes Bank, Ltd. (a)	1,088,539	265,924
Zee Entertainment Enterprises, Ltd.	115,040	351,886
		93,553,962
INDONESIA — 0.4%
Ace Hardware Indonesia Tbk PT	1,445,300	176,419
Adaro Energy Tbk PT	1,258,000	128,038
AKR Corporindo Tbk PT	605,200	136,978
Aneka Tambang Tbk	2,322,500	319,860
Astra Agro Lestari Tbk PT	154,200	135,268
Astra International Tbk PT	2,124,900	911,212
Bank BTPN Syariah Tbk PT	170,800	45,587
Bank Central Asia Tbk PT	1,084,800	2,613,557
Bank Mandiri Persero Tbk PT	1,876,600	844,804
Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT	1,007,600	$ 442,842
Bank Rakyat Indonesia Persero Tbk PT	6,036,300	1,791,557
Bank Tabungan Negara Persero Tbk PT	370,200	45,452
Barito Pacific Tbk PT (a)	2,421,300	189,568
Bukit Asam Tbk PT	469,600	93,920
Bumi Serpong Damai Tbk PT (a)	1,332,000	116,135
Charoen Pokphand Indonesia Tbk PT	936,200	434,783
Ciputra Development Tbk PT	929,100	65,136
Gudang Garam Tbk PT (a)	43,700	127,523
Indah Kiat Pulp & Paper Corp. Tbk PT	403,700	299,543
Indocement Tunggal Prakarsa Tbk PT	146,800	151,241
Indofood CBP Sukses Makmur Tbk PT	220,400	150,201
Indofood Sukses Makmur Tbk PT	409,500	199,650
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,066,100	118,378
Japfa Comfeed Indonesia Tbk PT	1,478,400	154,153
Jasa Marga Persero Tbk PT	150,175	49,488
Kalbe Farma Tbk PT	1,941,600	204,524
Lippo Karawaci Tbk PT (a)	12,717,700	193,707
Media Nusantara Citra Tbk PT (a)	419,700	34,054
Mitra Adiperkasa Tbk PT (a)	2,793,900	157,095
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	93,382
Pacific Strategic Financial Tbk PT (a)	1,897,100	105,995
Pakuwon Jati Tbk PT (a)	1,357,000	49,258
Perusahaan Gas Negara Tbk PT	2,224,000	261,973
Semen Indonesia Persero Tbk PT	425,300	376,111
Summarecon Agung Tbk PT (a)	864,100	49,509
Surya Citra Media Tbk PT (a)	511,200	83,320
Telkom Indonesia Persero Tbk PT	5,471,700	1,289,062
Tower Bersama Infrastructure Tbk PT	785,500	91,129
Unilever Indonesia Tbk PT	744,500	389,472
United Tractors Tbk PT	219,300	415,187
Wijaya Karya Persero Tbk PT	1,310,600	185,163
XL Axiata Tbk PT	213,000	41,387
		13,761,621
IRELAND — 0.4%
AerCap Holdings NV (a)	14,223	648,284
AIB Group PLC (a)(b)	54,869	112,854

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Bank of Ireland Group PLC (a)	73,987	$ 298,738
C&C Group PLC (a)	32,126	99,906
Cairn Homes PLC (a)	98,009	117,520
COSMO Pharmaceuticals NV (a)(b)	890	85,582
CRH PLC	80,627	3,356,112
Flutter Entertainment PLC (a)(e)	9,893	2,020,254
Flutter Entertainment PLC (a)(e)	6,425	1,327,058
Glanbia PLC	24,251	307,999
Greencore Group PLC	38,062	60,614
Hibernia REIT PLC	81,189	114,637
Irish Residential Properties REIT PLC	25,376	46,449
Kerry Group PLC Class A	16,612	2,408,585
Keywords Studios PLC (a)	7,003	273,781
Kingspan Group PLC (a)	16,642	1,168,797
Smurfit Kappa Group PLC	25,820	1,201,762
UDG Healthcare PLC	26,809	285,843
		13,934,775
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (a)	2,220	90,897
Airport City, Ltd. (a)	6,576	99,742
Alony Hetz Properties & Investments, Ltd.	22,632	316,487
Amot Investments, Ltd.	20,335	113,936
Ashtrom Group, Ltd.	6,844	135,205
AudioCodes, Ltd.	2,032	55,939
Azrieli Group, Ltd.	4,581	291,199
Bank Hapoalim BM (a)	130,236	891,955
Bank Leumi Le-Israel BM	165,581	974,673
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	278,833	277,808
Big Shopping Centers, Ltd. (a)	1,641	182,509
Blue Square Real Estate, Ltd.	992	63,923
Caesarstone, Ltd.	2,900	37,381
Check Point Software Technologies, Ltd. (a)(b)	12,610	1,675,995
Clal Insurance Enterprises Holdings, Ltd. (a)	14,033	219,315
Compugen, Ltd. (a)	9,600	116,256
Danel Adir Yeoshua, Ltd.	546	90,025
Elbit Systems, Ltd.	2,863	377,269
Elco, Ltd.	2,531	128,253
Electra, Ltd.	174	95,161
Energix-Renewable Energies, Ltd.	29,187	133,263
Enlight Renewable Energy, Ltd. (a)	123,244	257,174
Equital, Ltd. (a)	2,112	55,168
Fattal Holdings 1998, Ltd. (a)	657	70,738
FIBI Holdings, Ltd.	1,612	48,900
Security Description	Shares	Value
First International Bank Of Israel, Ltd.	4,456	$ 118,159
Fiverr International, Ltd. (a)	1,300	253,630
Formula Systems 1985, Ltd.	1,091	94,292
Fox Wizel, Ltd.	805	80,831
Gazit-Globe, Ltd.	12,106	79,065
Gev-Yam Land, Ltd.	10,700	87,245
Gilat Satellite Networks, Ltd.	8,589	55,641
Harel Insurance Investments & Financial Services, Ltd. (a)	14,865	137,039
Hilan, Ltd.	1,722	81,734
ICL Group, Ltd.	93,586	476,849
Isracard, Ltd.	49,413	166,978
Israel Corp., Ltd. (a)	350	66,800
Israel Discount Bank, Ltd. Class A	125,650	483,691
Ituran Location and Control, Ltd.	2,300	43,815
Kornit Digital, Ltd. (a)	4,600	409,998
Matrix IT, Ltd.	4,080	92,368
Maytronics, Ltd.	9,751	146,654
Mega Or Holdings, Ltd.	2,173	66,189
Mehadrin, Ltd. (a)	0	10
Melisron, Ltd.	2,227	121,033
Mivne Real Estate KD, Ltd.	61,556	158,740
Mizrahi Tefahot Bank, Ltd.	18,647	431,213
Nano-X Imaging, Ltd. (a)(b)	1,200	54,792
Naphtha Israel Petroleum Corp., Ltd. (a)	12,597	60,419
Nice, Ltd. (a)	6,680	1,872,430
Nova Measuring Instruments, Ltd. (a)	2,278	160,839
Oil Refineries, Ltd. (a)	162,289	36,797
OPC Energy, Ltd. (a)	13,656	142,225
Partner Communications Co., Ltd. (a)	17,416	96,117
Paz Oil Co., Ltd.	926	99,354
Phoenix Holdings, Ltd. (a)	13,973	106,447
Plus500, Ltd.	10,246	203,084
Property & Building Corp., Ltd.	682	67,312
Radware, Ltd. (a)	5,000	138,750
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	103,712
Reit 1, Ltd.	26,757	134,085
Sapiens International Corp. NV	3,605	111,458
Shapir Engineering and Industry, Ltd.	13,487	102,450
Shikun & Binui, Ltd. (a)	19,796	115,479
Shufersal, Ltd.	16,242	125,452
Strauss Group, Ltd.	4,796	143,964
Summit Real Estate Holdings, Ltd. (a)	5,965	88,970

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR (a)	102,553	$ 989,636
Teva Pharmaceutical Industries, Ltd. (a)	19,463	185,186
Tower Semiconductor, Ltd. (a)	9,194	238,727
UroGen Pharma, Ltd. (a)(b)	2,000	36,040
Wix.com, Ltd. (a)	6,300	1,574,748
		17,439,618
ITALY — 1.4%
A2A SpA	163,163	260,428
ACEA SpA	4,921	103,262
AMCO - Asset Management Co. SpA (a)(b)(d)	404	—
Amplifon SpA (a)	13,429	559,313
Anima Holding SpA (c)	29,819	141,635
Arnoldo Mondadori Editore SpA (a)	41,346	76,389
Ascopiave SpA	16,517	73,461
Assicurazioni Generali SpA	118,987	2,076,064
ASTM SpA (a)	10,474	263,999
Atlantia SpA (a)	58,298	1,049,628
Autogrill SpA (a)(b)	11,566	77,409
Azimut Holding SpA	9,951	216,359
Banca Farmafactoring SpA (a)(c)	13,422	81,127
Banca Generali SpA (a)	6,505	216,808
Banca Mediolanum SpA	11,786	102,387
Banca Monte dei Paschi di Siena SpA (a)(b)	25,614	32,688
Banca Popolare di Sondrio SCPA (a)	56,342	151,662
Banco BPM SpA (a)	149,932	331,676
BPER Banca (a)	145,833	264,974
Brembo SpA (a)	17,541	231,793
Brunello Cucinelli SpA (a)	3,092	135,061
Buzzi Unicem SpA (e)	3,778	60,648
Buzzi Unicem SpA (b)(e)	8,867	211,560
Carel Industries SpA (c)	5,036	118,183
Cerved Group SpA (a)	15,889	144,835
CIR SpA-Compagnie Industriali (a)	81,273	43,754
Credito Emiliano SpA (a)	7,794	42,055
Credito Valtellinese SpA (a)	10,643	150,329
Danieli & C Officine Meccaniche SpA	3,347	39,314
Davide Campari-Milano NV	60,497	691,357
De' Longhi SpA	7,007	221,023
DiaSorin SpA	2,622	545,706
doValue SpA (a)(c)	6,479	76,499
El.En. SpA (a)	2,722	88,425
Enav SpA (c)	23,366	102,865
Enel SpA	882,971	8,941,052
Eni SpA	274,370	2,869,610
ERG SpA	5,487	157,099
Falck Renewables SpA	16,956	136,720
Security Description	Shares	Value
Ferrari NV	13,595	$ 3,138,034
Fila SpA (a)	4,681	52,521
FinecoBank Banca Fineco SpA (a)	65,740	1,077,845
Gruppo MutuiOnline SpA	3,985	169,923
GVS SpA (a)(c)	12,903	240,759
Hera SpA	76,827	280,125
Illimity Bank SpA (a)	8,543	93,971
IMA Industria Macchine Automatiche SpA (a)	2,085	173,220
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	60,235
Infrastrutture Wireless Italiane SpA (c)	43,441	527,802
Interpump Group SpA	7,226	356,661
Intesa Sanpaolo SpA (a)	1,783,539	4,173,769
Iren SpA	52,897	137,599
Italgas SpA	45,346	288,512
Italmobiliare SpA	2,891	103,642
Juventus Football Club SpA (a)	49,118	48,956
La Doria SpA	7,554	126,440
Leonardo SpA	37,958	274,481
MARR SpA (a)	3,554	73,316
Mediaset SpA (a)	40,137	102,443
Mediobanca Banca di Credito Finanziario SpA (a)	63,437	585,242
Moncler SpA (a)	22,656	1,389,918
Nexi SpA (a)(c)	49,673	993,103
Piaggio & C SpA	24,484	80,765
Pirelli & C SpA (a)(b)(c)	44,955	243,836
Poste Italiane SpA (c)	54,418	553,972
Prysmian SpA	26,199	932,182
RAI Way SpA (c)	11,872	79,312
Recordati Industria Chimica e Farmaceutica SpA	10,680	592,350
Reply SpA	1,871	218,167
Saipem SpA (b)	65,470	176,633
Salvatore Ferragamo SpA (a)	6,814	132,229
Saras SpA (a)(b)	44,370	32,275
Sesa SpA (a)	1,926	242,725
Snam SpA	219,686	1,236,734
Societa Cattolica di Assicurazioni SC (a)(b)	13,369	75,016
Tamburi Investment Partners SpA	9,384	79,110
Technogym SpA (a)(c)	9,301	105,153
Telecom Italia SpA (b)(e)	901,836	416,439
Telecom Italia SpA (e)	844,429	437,871
Terna Rete Elettrica Nazionale SpA	151,749	1,160,453
Tinexta SpA (a)	5,449	140,010
UniCredit SpA (a)	229,231	2,145,077
Unipol Gruppo SpA (a)	44,840	214,518
Zignago Vetro SpA	3,618	60,559
		44,911,060

See accompanying notes to financial statements.
109

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
JAPAN — 16.2%
77 Bank, Ltd.	4,900	$ 66,634
ABC-Mart, Inc.	2,900	161,228
Acom Co., Ltd.	36,100	154,197
Activia Properties, Inc. REIT	63	265,742
Adastria Co., Ltd.	2,800	56,084
ADEKA Corp.	7,500	130,830
Advan Co., Ltd.	7,300	85,059
Advance Residence Investment Corp. REIT	128	383,709
Advantest Corp.	21,500	1,609,715
Aeon Co., Ltd.	71,700	2,350,763
Aeon Delight Co., Ltd.	2,000	52,032
AEON Financial Service Co., Ltd.	10,500	125,701
Aeon Mall Co., Ltd.	8,700	143,420
AEON REIT Investment Corp.	136	173,878
AGC, Inc. (b)	21,000	732,239
Ai Holdings Corp.	4,100	82,401
AI inside, Inc. (a)	100	71,093
Aica Kogyo Co., Ltd.	4,600	158,836
Aichi Bank, Ltd.	2,200	62,604
Aichi Corp.	11,000	97,700
Aida Engineering, Ltd.	8,700	81,401
Aiful Corp. (a)	30,500	73,263
Ain Holdings, Inc.	3,000	185,094
Air Water, Inc.	20,000	355,271
Aisin Seiki Co., Ltd.	16,600	497,622
Ajinomoto Co., Inc.	49,800	1,127,488
Akatsuki, Inc.	1,100	44,055
Alfresa Holdings Corp.	19,200	351,289
Alpen Co., Ltd.	6,500	148,830
Alps Alpine Co., Ltd.	23,600	310,415
Altech Corp.	1,300	26,417
Amada Co., Ltd.	31,200	342,386
Amano Corp.	4,900	117,131
Amuse, Inc.	2,700	67,471
ANA Holdings, Inc. (a)	18,700	412,416
Anest Iwata Corp.	7,800	79,930
AnGes, Inc. (a)(b)	16,700	201,380
Anicom Holdings, Inc.	7,200	75,107
Anritsu Corp.	16,200	361,517
Aomori Bank, Ltd. (b)	2,800	65,142
Aozora Bank, Ltd. (b)	11,600	213,810
Arata Corp.	1,900	90,174
Arcland Sakamoto Co., Ltd.	7,200	119,320
Arcland Service Holdings Co., Ltd. (b)	4,100	85,816
Arcs Co., Ltd.	3,700	83,106
Argo Graphics, Inc.	2,900	90,866
Ariake Japan Co., Ltd.	2,000	143,736
ARTERIA Networks Corp.	5,200	75,297
Aruhi Corp.	3,000	52,564
As One Corp.	1,300	222,238
Asahi Co., Ltd.	5,300	83,367
Security Description	Shares	Value
Asahi Group Holdings, Ltd. (b)	49,800	$ 2,047,084
Asahi Holdings, Inc.	3,200	113,594
Asahi Intecc Co., Ltd.	20,100	732,980
Asahi Kasei Corp.	138,500	1,414,579
Asics Corp. (b)	15,700	301,090
ASKA Pharmaceutical Co., Ltd.	7,100	109,686
ASKUL Corp.	2,400	89,496
Astellas Pharma, Inc.	202,500	3,126,398
Atom Corp.	8,300	69,940
Autobacs Seven Co., Ltd.	6,500	89,840
Avex, Inc.	6,600	73,131
Awa Bank, Ltd.	2,900	65,671
Axial Retailing, Inc.	2,100	102,107
Azbil Corp.	14,200	775,708
Bandai Namco Holdings, Inc.	21,900	1,893,355
Bank of Iwate, Ltd.	1,300	25,258
Bank of Kyoto, Ltd. (b)	5,500	286,067
Bank of Nagoya, Ltd.	3,700	91,456
Bank of Okinawa, Ltd.	2,300	61,017
Bank of the Ryukyus, Ltd.	7,800	57,643
BASE, Inc. (a)	1,600	151,252
BayCurrent Consulting, Inc.	1,500	262,821
Belc Co., Ltd.	1,500	90,658
Bell System24 Holdings, Inc.	3,500	54,816
Belluna Co., Ltd.	8,800	96,656
Benefit One, Inc.	7,400	218,606
Benesse Holdings, Inc.	6,600	128,682
BeNEXT Group, Inc. (b)	5,700	70,501
Bengo4.com, Inc. (a)	1,400	138,854
Bic Camera, Inc.	9,400	104,247
BML, Inc.	3,000	93,128
Bridgestone Corp. (b)	58,700	1,923,975
Broadleaf Co., Ltd. (b)	12,400	81,910
BRONCO BILLY Co., Ltd. (b)	3,200	71,132
Brother Industries, Ltd.	24,900	512,736
Bunka Shutter Co., Ltd.	10,500	98,954
Calbee, Inc.	8,900	268,090
Canon Marketing Japan, Inc. (b)	4,800	109,441
Canon, Inc. (b)	107,900	2,067,182
Capcom Co., Ltd.	9,600	622,984
Casio Computer Co., Ltd.	20,100	367,171
Cawachi, Ltd.	5,300	150,871
Central Glass Co., Ltd.	3,300	71,788
Central Japan Railway Co.	15,700	2,218,635
Central Security Patrols Co., Ltd. (b)	1,400	48,613
Change, Inc. (a)(b)	2,400	81,941
Chiba Bank, Ltd.	52,500	288,828
Chiyoda Co., Ltd.	5,100	45,198
Chiyoda Corp. (a)(b)	14,600	40,019
Chofu Seisakusho Co., Ltd.	3,100	62,513
Chubu Electric Power Co., Inc.	73,800	888,502

See accompanying notes to financial statements.
110

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Chubu Shiryo Co., Ltd.	6,500	$ 88,014
Chudenko Corp.	3,000	64,071
Chugai Pharmaceutical Co., Ltd.	74,600	3,976,210
Chugoku Bank, Ltd.	11,600	92,917
Chugoku Electric Power Co., Inc.	35,700	418,047
Chugoku Marine Paints, Ltd.	8,400	84,533
Chukyo Bank, Ltd.	3,500	66,139
CI Takiron Corp.	12,200	81,534
Citizen Watch Co., Ltd.	23,300	66,349
CKD Corp.	5,700	121,900
Coca-Cola Bottlers Japan Holdings, Inc. (b)	10,700	166,752
cocokara fine, Inc.	1,500	110,853
COLOPL, Inc. (b)	4,900	48,504
Colowide Co., Ltd. (b)	5,200	82,247
Comforia Residential REIT, Inc.	50	143,978
Computer Engineering & Consulting, Ltd.	3,800	55,761
COMSYS Holdings Corp.	11,700	363,199
Comture Corp.	1,700	48,096
Concordia Financial Group, Ltd.	106,900	375,851
CONEXIO Corp.	5,500	76,125
COOKPAD, Inc. (a)	26,600	80,126
Cosel Co., Ltd.	7,800	94,964
Cosmo Energy Holdings Co., Ltd.	4,000	71,171
Cosmos Pharmaceutical Corp.	2,000	323,115
CRE Logistics REIT, Inc.	40	60,865
Create Restaurants Holdings, Inc. (a)(b)	9,100	54,647
Create SD Holdings Co., Ltd.	2,400	90,077
Credit Saison Co., Ltd.	12,900	148,185
Curves Holdings Co., Ltd. (b)	4,300	32,111
CyberAgent, Inc.	10,800	743,745
CYBERDYNE, Inc. (a)(b)	11,000	77,350
Cybozu, Inc. (b)	7,400	184,848
Dai Nippon Printing Co., Ltd. (b)	24,800	445,581
Daibiru Corp.	5,000	63,248
Daicel Corp.	24,500	178,687
Dai-Dan Co., Ltd.	1,100	31,707
Daido Steel Co., Ltd.	4,200	175,127
Daifuku Co., Ltd.	11,000	1,359,485
Daihen Corp.	2,300	111,831
Daiho Corp.	2,700	95,191
Daiichi Jitsugyo Co., Ltd.	2,400	95,540
Dai-ichi Life Holdings, Inc.	120,800	1,815,890
Daiichi Sankyo Co., Ltd.	186,500	6,385,563
Daiichikosho Co., Ltd.	3,500	120,853
Daiken Corp.	4,000	67,877
Daikin Industries, Ltd.	27,300	6,060,497
Daikokutenbussan Co., Ltd.	2,200	146,390
Security Description	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	$ 55,999
Daio Paper Corp.	9,400	182,455
Daiseki Co., Ltd.	2,800	82,038
Daishi Hokuetsu Financial Group, Inc.	3,500	75,258
Daito Trust Construction Co., Ltd.	7,100	662,928
Daiwa House Industry Co., Ltd.	63,400	1,881,521
Daiwa House REIT Investment Corp.	206	509,189
Daiwa Industries, Ltd.	6,600	67,250
Daiwa Office Investment Corp. REIT	32	203,322
Daiwa Securities Group, Inc.	150,300	684,207
Daiwa Securities Living Investments Corp. REIT	188	174,261
Daiwabo Holdings Co., Ltd.	1,700	151,155
DCM Holdings Co., Ltd.	9,000	102,775
Demae-Can Co., Ltd. (a)(b)	2,700	82,115
DeNA Co., Ltd.	10,300	183,464
Denka Co., Ltd.	9,200	359,107
Denso Corp.	47,500	2,822,074
Dentsu Group, Inc. (b)	23,500	697,637
Denyo Co., Ltd.	4,200	87,462
Descente, Ltd. (a)(b)	2,700	46,576
Dexerials Corp.	9,400	122,820
DIC Corp. (b)	8,100	204,295
Digital Arts, Inc.	1,100	101,216
Digital Garage, Inc.	3,600	148,366
Dip Corp.	2,900	77,328
Disco Corp.	3,100	1,043,392
DKK Co., Ltd.	2,400	62,229
DMG Mori Co., Ltd. (b)	11,600	176,284
Doshisha Co., Ltd.	4,900	92,404
Dowa Holdings Co., Ltd.	4,400	159,175
DTS Corp.	3,400	70,012
Duskin Co., Ltd.	3,800	105,743
DyDo Group Holdings, Inc.	1,000	51,915
Earth Corp. (b)	1,200	67,645
East Japan Railway Co.	32,600	2,173,965
Ebara Corp.	10,300	336,200
EDION Corp.	7,600	77,145
eGuarantee, Inc.	5,300	115,451
Ehime Bank, Ltd.	6,900	66,430
Eiken Chemical Co., Ltd.	3,800	75,636
Eisai Co., Ltd.	27,500	1,963,582
Eizo Corp.	1,600	56,410
Elan Corp.	4,000	58,075
Elecom Co., Ltd.	1,800	92,925
Electric Power Development Co., Ltd.	12,800	176,171
EM Systems Co., Ltd.	15,200	139,420
ENEOS HoldingS, Inc.	327,600	1,175,292
Enigmo, Inc.	2,600	31,277

See accompanying notes to financial statements.
111

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
en-japan, Inc.	2,300	$ 68,836
Enplas Corp. (b)	2,200	83,103
eRex Co., Ltd. (b)	3,000	60,381
ES-Con Japan, Ltd. (b)	8,700	68,761
ESPEC Corp.	4,100	82,044
euglena Co., Ltd. (a)	8,100	60,724
Ezaki Glico Co., Ltd. (b)	3,900	171,306
FAN Communications, Inc. (b)	14,400	58,440
Fancl Corp.	9,300	370,667
FANUC Corp.	21,000	5,158,216
Fast Retailing Co., Ltd.	6,400	5,732,074
FCC Co., Ltd.	3,600	62,171
Feed One Co., Ltd. (b)	10,340	87,131
Ferrotec Holdings Corp.	3,800	64,741
Financial Products Group Co., Ltd.	7,200	35,078
Foster Electric Co., Ltd.	3,100	38,223
FP Corp.	4,400	184,745
France Bed Holdings Co., Ltd.	7,600	66,324
Freee KK (a)	3,000	293,477
Frontier Real Estate Investment Corp. REIT (b)	42	162,313
Fuji Co., Ltd. (b)	4,000	75,742
Fuji Corp.	7,600	199,707
Fuji Electric Co., Ltd.	14,900	536,137
Fuji Kyuko Co., Ltd. (b)	2,700	125,919
Fuji Media Holdings, Inc.	5,100	54,337
Fuji Oil Holdings, Inc.	9,500	271,166
Fuji Seal International, Inc.	3,900	76,115
Fuji Soft, Inc.	2,700	134,941
Fujicco Co., Ltd.	4,500	87,258
FUJIFILM Holdings Corp.	39,100	2,059,429
Fujikura, Ltd. (a)	39,500	181,728
Fujimi, Inc.	2,900	109,967
Fujimori Kogyo Co., Ltd.	2,700	124,742
Fujio Food Group, Inc. (b)	4,800	58,393
Fujitec Co., Ltd.	5,700	122,949
Fujitsu General, Ltd.	6,400	173,258
Fujitsu, Ltd.	21,500	3,103,855
Fujiya Co., Ltd.	3,600	81,941
Fukuda Corp. (b)	1,800	98,155
Fukui Computer Holdings, Inc.	3,000	116,519
Fukuoka Financial Group, Inc.	17,600	312,468
Fukuoka REIT Corp.	76	112,625
Fukushima Galilei Co., Ltd.	2,400	104,257
Fukuyama Transporting Co., Ltd.	3,000	126,253
FULLCAST Holdings Co., Ltd. (b)	3,600	55,929
Funai Soken Holdings, Inc.	3,000	73,253
Furukawa Co., Ltd.	5,200	61,698
Furukawa Electric Co., Ltd.	6,100	164,368
Fuso Chemical Co., Ltd.	3,100	111,545
Security Description	Shares	Value
Futaba Corp.	6,000	$ 51,838
Fuyo General Lease Co., Ltd.	2,900	191,564
Gakken Holdings Co., Ltd.	2,400	40,680
Genky DrugStores Co., Ltd.	3,300	129,769
Geo Holdings Corp.	5,700	66,747
Giken, Ltd. (b)	2,200	90,881
Global One Real Estate Investment Corp. REIT	91	92,282
Glory, Ltd.	4,000	80,624
GLP J-REIT	451	710,277
GMO GlobalSign Holdings KK (b)	500	42,859
GMO internet, Inc.	6,900	197,888
GMO Payment Gateway, Inc.	4,400	589,820
GNI Group, Ltd. (a)	3,600	63,042
Godo Steel, Ltd.	3,600	67,680
Goldcrest Co., Ltd.	3,600	56,034
Goldwin, Inc.	2,000	131,919
Grace Technology, Inc.	1,300	87,133
Gree, Inc.	15,200	89,070
GS Yuasa Corp.	6,000	172,250
GungHo Online Entertainment, Inc. (a)(b)	3,200	71,535
Gunma Bank, Ltd.	44,800	137,986
Gunze, Ltd.	1,500	48,816
Gurunavi, Inc.	3,800	19,249
H.U. Group Holdings, Inc.	4,100	110,358
H2O Retailing Corp.	7,900	53,409
Hachijuni Bank, Ltd.	28,400	94,350
Hakuhodo DY Holdings, Inc.	23,800	326,185
Hamakyorex Co., Ltd.	2,200	62,455
Hamamatsu Photonics KK	15,200	868,613
Hankyu Hanshin Holdings, Inc.	24,900	827,226
Hankyu Hanshin REIT, Inc.	94	116,174
Hanwa Co., Ltd.	3,500	93,801
Harmonic Drive Systems, Inc.	3,900	348,278
Haseko Corp.	27,700	317,392
Hazama Ando Corp.	19,400	135,290
HEALIOS KK (a)(b)	3,200	60,966
Heiwa Corp.	5,300	73,049
Heiwa Real Estate Co., Ltd.	2,900	104,770
Heiwa Real Estate REIT, Inc.	115	143,242
Heiwado Co., Ltd.	3,000	64,361
Hibiya Engineering, Ltd.	4,100	75,332
Hiday Hidaka Corp. (b)	3,500	58,783
Hikari Tsushin, Inc.	2,200	515,240
Hino Motors, Ltd.	29,300	249,452
Hioki EE Corp.	2,100	85,021
Hirata Corp.	1,100	82,251
Hirogin Holdings, Inc.	29,200	164,037
Hirose Electric Co., Ltd.	3,300	500,218
HIS Co., Ltd. (a)	3,700	57,268
Hisamitsu Pharmaceutical Co., Inc.	5,400	320,616
Hitachi Capital Corp.	5,300	127,873

See accompanying notes to financial statements.
112

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd.	11,500	$ 326,360
Hitachi Metals, Ltd.	22,200	336,725
Hitachi Transport System, Ltd.	4,800	142,728
Hitachi Zosen Corp.	16,500	91,094
Hitachi, Ltd.	106,100	4,177,408
Hochiki Corp.	5,300	65,451
Hodogaya Chemical Co., Ltd.	2,200	108,247
Hogy Medical Co., Ltd.	2,100	68,241
Hokkaido Electric Power Co., Inc.	31,100	112,959
Hokkoku Bank, Ltd.	1,900	48,197
Hokuetsu Corp.	13,800	54,802
Hokuhoku Financial Group, Inc.	15,100	143,183
Hokuriku Electric Power Co.	11,800	76,804
Hokuto Corp.	6,300	127,349
Honda Motor Co., Ltd.	180,500	5,030,643
Horiba, Ltd.	3,300	193,375
Hoshino Resorts REIT, Inc. (b)	28	136,413
Hoshizaki Corp. (b)	5,600	513,652
Hosiden Corp.	7,100	68,287
Hosokawa Micron Corp.	2,600	160,163
House Foods Group, Inc.	6,600	250,588
Hoya Corp.	41,600	5,749,741
Hulic Co., Ltd.	32,400	355,554
Hulic Reit, Inc.	121	180,366
Hyakugo Bank, Ltd.	22,900	66,097
Hyakujushi Bank, Ltd.	4,200	60,450
Ibiden Co., Ltd.	12,100	564,303
IBJ Leasing Co., Ltd.	2,800	84,207
Ichibanya Co., Ltd.	1,500	74,822
Ichigo Office REIT Investment Corp.	122	87,915
Ichigo, Inc.	17,400	52,245
Icom, Inc. (b)	3,400	89,639
Idec Corp.	3,800	67,023
Idemitsu Kosan Co., Ltd.	20,677	454,616
IHI Corp.	14,400	285,503
Iida Group Holdings Co., Ltd.	16,000	322,960
Inaba Denki Sangyo Co., Ltd.	5,300	129,670
Inabata & Co., Ltd.	5,700	79,611
Inageya Co., Ltd.	2,600	45,883
Industrial & Infrastructure Fund Investment Corp. REIT	200	369,025
Ines Corp.	6,800	91,944
Infocom Corp.	2,800	91,937
Infomart Corp.	20,800	198,239
Information Services International-Dentsu, Ltd.	2,000	60,536
Inpex Corp.	118,100	635,998
Insource Co., Ltd.	3,200	52,783
Internet Initiative Japan, Inc.	6,000	118,088
Invesco Office J-Reit, Inc.	835	122,203
Security Description	Shares	Value
Invincible Investment Corp. REIT	527	$ 169,210
IR Japan Holdings, Ltd.	1,100	175,582
Iriso Electronics Co., Ltd.	1,500	64,797
Iseki & Co., Ltd. (a)(b)	5,100	68,316
Isetan Mitsukoshi Holdings, Ltd.	36,600	216,243
Isuzu Motors, Ltd.	56,300	534,399
Ito En, Ltd.	5,500	347,862
Itochu Advance Logistics Investment Corp. REIT	64	82,383
ITOCHU Corp.	147,600	4,237,362
Itochu Enex Co., Ltd.	5,600	55,054
Itochu Techno-Solutions Corp.	9,500	339,072
Itoham Yonekyu Holdings, Inc.	15,500	101,036
Itokuro, Inc. (a)	4,800	59,788
Iwatani Corp.	3,800	234,084
Iyo Bank, Ltd.	28,400	177,973
Izumi Co., Ltd.	3,200	115,763
J Front Retailing Co., Ltd.	21,300	168,139
JAC Recruitment Co., Ltd. (b)	3,700	67,804
Jaccs Co., Ltd.	3,300	58,428
JAFCO Group Co., Ltd.	3,600	179,573
Japan Airlines Co., Ltd. (a)	15,200	293,709
Japan Airport Terminal Co., Ltd.	5,200	314,785
Japan Aviation Electronics Industry, Ltd.	5,700	87,174
Japan Best Rescue System Co., Ltd.	2,200	19,178
Japan Elevator Service Holdings Co., Ltd.	5,600	142,326
Japan Excellent, Inc. REIT (b)	102	126,358
Japan Exchange Group, Inc.	54,400	1,389,968
Japan Hotel REIT Investment Corp.	485	248,971
Japan Lifeline Co., Ltd.	4,500	70,914
Japan Logistics Fund, Inc. REIT	78	230,045
Japan Material Co., Ltd.	5,700	78,065
Japan Petroleum Exploration Co., Ltd.	2,300	41,792
Japan Post Bank Co., Ltd.	41,400	339,637
Japan Post Holdings Co., Ltd.	172,000	1,337,417
Japan Post Insurance Co., Ltd.	23,000	470,493
Japan Prime Realty Investment Corp. REIT (b)	87	288,188
Japan Pulp & Paper Co., Ltd.	2,000	70,318
Japan Real Estate Investment Corp. REIT	143	825,493
Japan Retail Fund Investment Corp. REIT	267	485,149
Japan Steel Works, Ltd.	6,400	190,615

See accompanying notes to financial statements.
113

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Japan Tobacco, Inc. (b)	131,500	$ 2,677,253
Japan Wool Textile Co., Ltd.	5,100	49,298
JCR Pharmaceuticals Co., Ltd.	6,200	146,345
JCU Corp.	3,500	134,752
Jeol, Ltd.	3,000	141,363
JFE Holdings, Inc. (a)	50,200	480,387
JGC Holdings Corp.	20,200	188,608
JINS Holdings, Inc.	1,200	78,803
JM Holdings Co., Ltd.	4,100	91,217
JMDC, Inc. (a)	1,600	90,503
J-Oil Mills, Inc.	1,800	61,630
Joshin Denki Co., Ltd.	3,500	92,310
Joyful Honda Co., Ltd. (b)	6,400	91,743
JSR Corp.	21,100	587,354
JTEKT Corp.	23,200	179,991
JTOWER, Inc. (a)	900	93,273
Juroku Bank, Ltd.	3,000	54,540
Justsystems Corp. (b)	4,000	277,786
Kadokawa Dwango	4,800	174,110
Kagome Co., Ltd. (b)	8,700	306,727
Kajima Corp.	45,900	614,401
Kakaku.com, Inc.	14,400	394,712
Kaken Pharmaceutical Co., Ltd.	3,100	119,652
Kamakura Shinsho, Ltd. (b)	2,000	22,142
Kameda Seika Co., Ltd.	1,600	75,084
Kamigumi Co., Ltd.	10,700	195,148
Kanamoto Co., Ltd.	3,000	64,391
Kandenko Co., Ltd.	8,400	71,027
Kaneka Corp.	5,200	181,820
Kanematsu Corp.	6,200	77,226
Kanematsu Electronics, Ltd.	1,000	40,196
Kansai Electric Power Co., Inc.	81,000	763,908
Kansai Mirai Financial Group, Inc.	8,100	39,149
Kansai Paint Co., Ltd.	18,100	556,613
Kanto Denka Kogyo Co., Ltd.	9,100	69,807
Kao Corp.	53,500	4,129,934
Kappa Create Co., Ltd. (a)(b)	7,600	106,368
Katakura Industries Co., Ltd.	5,600	72,139
Katitas Co., Ltd.	5,500	177,127
Kato Sangyo Co., Ltd.	2,100	71,088
Kawasaki Heavy Industries, Ltd. (a)	15,500	348,898
Kawasaki Kisen Kaisha, Ltd. (a)(b)	6,700	137,057
KDDI Corp.	178,700	5,306,738
Keihan Holdings Co., Ltd.	10,000	478,958
Keihanshin Building Co., Ltd. (b)	6,200	111,756
Keikyu Corp.	24,800	424,923
Keio Corp.	11,800	914,330
Keisei Electric Railway Co., Ltd.	15,800	534,089
Keiyo Co., Ltd.	15,400	109,334
Security Description	Shares	Value
Kenedix Office Investment Corp. REIT	44	$ 298,320
Kenedix Residential Next Investment Corp. REIT	73	133,987
Kenedix Retail REIT Corp.	49	119,362
Kenedix, Inc. (b)	23,800	172,429
Kewpie Corp.	12,200	268,236
Key Coffee, Inc.	8,000	166,129
Keyence Corp.	20,100	11,291,588
KH Neochem Co., Ltd.	3,300	87,290
Kikkoman Corp.	15,900	1,104,199
Kinden Corp.	11,400	185,390
Kintetsu Group Holdings Co., Ltd.	18,600	814,296
Kintetsu World Express, Inc.	3,700	87,729
Kirin Holdings Co., Ltd.	90,100	2,124,107
Kisoji Co., Ltd.	6,300	146,509
Kissei Pharmaceutical Co., Ltd.	3,200	69,334
Kiyo Bank, Ltd.	5,000	71,432
Kobayashi Pharmaceutical Co., Ltd.	5,300	647,324
Kobe Bussan Co., Ltd. (b)	12,600	388,087
Kobe Steel, Ltd. (a)	35,800	191,058
Koei Tecmo Holdings Co., Ltd.	4,300	262,386
Kohnan Shoji Co., Ltd.	3,300	102,760
Koito Manufacturing Co., Ltd.	10,800	734,331
Kokuyo Co., Ltd. (b)	8,000	108,247
Komatsu, Ltd.	95,900	2,617,059
KOMEDA Holdings Co., Ltd.	4,200	75,868
Komeri Co., Ltd.	5,500	155,339
Konami Holdings Corp.	9,500	533,682
Konica Minolta, Inc.	49,200	187,755
Konishi Co., Ltd.	5,200	84,262
Konoike Transport Co., Ltd.	4,700	46,524
Kose Corp.	3,600	613,686
Koshidaka Holdings Co., Ltd. (b)	4,300	18,492
Kotobuki Spirits Co., Ltd. (b)	1,400	72,681
K's Holdings Corp.	17,300	240,620
Kubota Corp.	113,600	2,476,765
Kumagai Gumi Co., Ltd.	3,200	80,523
Kumiai Chemical Industry Co., Ltd.	7,900	71,084
Kura Sushi, Inc.	1,100	66,696
Kurabo Industries, Ltd.	1,400	24,638
Kuraray Co., Ltd. (b)	39,900	423,946
Kureha Corp.	1,200	84,498
Kurita Water Industries, Ltd.	10,800	412,669
Kusuri no Aoki Holdings Co., Ltd.	1,400	121,904
KYB Corp. (a)	1,600	36,651
Kyocera Corp.	35,200	2,156,765
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	78,760
KYORIN Holdings, Inc.	6,100	114,680

See accompanying notes to financial statements.
114

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Kyoritsu Maintenance Co., Ltd.	3,100	$ 115,299
Kyowa Exeo Corp.	10,400	293,128
Kyowa Kirin Co., Ltd.	29,100	793,137
Kyudenko Corp.	3,500	112,887
Kyushu Electric Power Co., Inc.	40,500	348,336
Kyushu Financial Group, Inc.	37,800	154,869
Kyushu Railway Co.	16,100	346,966
LaSalle Logiport REIT	226	364,244
Lasertec Corp.	8,200	961,809
Lawson, Inc.	5,400	251,315
LEC, Inc.	7,500	94,145
Leopalace21 Corp. (a)(b)	27,000	31,905
Life Corp.	1,600	55,247
Lifenet Insurance Co. (a)	3,600	56,243
LIFULL Co., Ltd.	11,100	39,672
Lintec Corp.	3,800	83,843
Lion Corp. (b)	22,900	554,063
Lixil Corp.	29,600	640,480
M&A Capital Partners Co., Ltd. (a)	1,300	74,541
M3, Inc.	48,300	4,557,963
Mabuchi Motor Co., Ltd.	4,900	213,332
Macnica Fuji Electronics Holdings, Inc.	5,800	113,759
Maeda Corp.	19,500	173,195
Maeda Kosen Co., Ltd. (b)	1,800	47,247
Maeda Road Construction Co., Ltd.	3,500	58,647
Makino Milling Machine Co., Ltd.	2,000	72,158
Makita Corp.	24,900	1,246,869
Mandom Corp.	3,500	57,562
Mani, Inc.	7,200	195,822
Mars Group Holdings Corp.	3,900	58,701
Marubeni Corp.	179,300	1,191,513
Marudai Food Co., Ltd. (b)	4,400	72,108
Maruha Nichiro Corp.	6,800	146,215
Marui Group Co., Ltd.	19,800	347,500
Maruichi Steel Tube, Ltd.	5,100	112,823
Maruwa Co., Ltd.	1,000	112,257
Maruwa Unyu Kikan Co., Ltd. (b)	5,400	115,118
Maruzen Showa Unyu Co., Ltd.	2,600	87,636
Marvelous, Inc.	9,200	78,861
Matsui Securities Co., Ltd.	13,000	101,990
Matsumotokiyoshi Holdings Co., Ltd.	8,200	349,460
Matsuya Co., Ltd. (b)	8,800	63,755
Matsuyafoods Holdings Co., Ltd. (b)	2,200	71,810
Max Co., Ltd.	4,200	58,538
Maxell Holdings, Ltd. (a)	4,900	61,033
Mazda Motor Corp.	60,700	406,842
Security Description	Shares	Value
McDonald's Holdings Co. Japan, Ltd. (b)	7,300	$ 353,528
MCJ Co., Ltd.	5,700	61,171
MCUBS MidCity Investment Corp. REIT	131	119,143
Mebuki Financial Group, Inc.	86,200	169,486
Media Do Co., Ltd.	800	57,417
Medical Data Vision Co., Ltd.	10,000	274,686
Medipal Holdings Corp.	18,600	349,138
Medley, Inc. (a)(b)	4,300	189,084
MedPeer, Inc. (a)	1,400	110,649
Megachips Corp.	1,800	49,077
Megmilk Snow Brand Co., Ltd.	3,800	81,230
Meidensha Corp.	4,000	89,961
MEIJI Holdings Co., Ltd.	12,400	871,945
Meitec Corp.	2,300	119,405
Menicon Co., Ltd.	3,000	181,607
Mercari, Inc. (a)	8,900	394,377
METAWATER Co., Ltd.	4,200	94,459
Micronics Japan Co., Ltd. (b)	8,600	108,120
Mie Kotsu Group Holdings, Inc.	19,400	93,012
Milbon Co., Ltd.	3,900	248,177
Mimasu Semiconductor Industry Co., Ltd.	4,300	107,536
MINEBEA MITSUMI, Inc.	39,400	781,551
Ministop Co., Ltd.	11,400	155,467
Mirai Corp. REIT	175	65,173
Mirait Holdings Corp.	6,900	118,158
Miroku Jyoho Service Co., Ltd. (b)	2,500	50,705
MISUMI Group, Inc.	32,800	1,075,384
Mitsubishi Chemical Holdings Corp.	139,300	842,182
Mitsubishi Corp.	146,500	3,605,564
Mitsubishi Electric Corp.	199,300	3,005,570
Mitsubishi Estate Co., Ltd.	129,600	2,079,977
Mitsubishi Estate Logistics REIT Investment Corp.	37	154,099
Mitsubishi Gas Chemical Co., Inc.	16,900	387,778
Mitsubishi Heavy Industries, Ltd.	34,800	1,063,769
Mitsubishi Logistics Corp.	6,900	206,509
Mitsubishi Materials Corp.	11,800	248,012
Mitsubishi Motors Corp. (a)	64,600	135,776
Mitsubishi Pencil Co., Ltd. (b)	5,800	77,300
Mitsubishi Shokuhin Co., Ltd.	1,300	36,037
Mitsubishi UFJ Financial Group, Inc.	1,352,900	5,976,635
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	196,092
Mitsuboshi Belting, Ltd.	4,200	69,115
Mitsui & Co., Ltd.	178,800	3,272,242
Mitsui Chemicals, Inc.	21,400	627,004
Mitsui Fudosan Co., Ltd.	99,300	2,076,024

See accompanying notes to financial statements.
115

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Mitsui Fudosan Logistics Park, Inc. REIT	59	$ 298,872
Mitsui High-Tec, Inc.	2,100	78,817
Mitsui Mining & Smelting Co., Ltd.	6,000	219,962
Mitsui OSK Lines, Ltd.	10,800	329,507
Mitsui-Soko Holdings Co., Ltd.	2,000	44,593
Mitsuuroko Group Holdings Co., Ltd.	3,800	49,062
Miura Co., Ltd.	9,100	507,686
Mixi, Inc.	3,900	96,740
Miyazaki Bank, Ltd.	3,100	66,177
Mizuho Financial Group, Inc.	264,320	3,347,362
Mizuno Corp.	3,400	66,192
Mochida Pharmaceutical Co., Ltd.	3,500	133,057
Monex Group, Inc.	16,800	62,810
Money Forward, Inc. (a)	4,400	209,463
Monogatari Corp	700	85,157
MonotaRO Co., Ltd.	12,900	655,964
Mori Hills REIT Investment Corp.	153	210,876
Mori Trust Hotel Reit, Inc.	98	109,253
Mori Trust Sogo Reit, Inc.	90	115,938
Morinaga & Co., Ltd.	3,400	127,774
Morinaga Milk Industry Co., Ltd.	3,200	157,451
Morita Holdings Corp.	4,400	74,750
MOS Food Services, Inc.	3,100	87,585
MS&AD Insurance Group Holdings, Inc.	47,600	1,448,124
MTI, Ltd.	10,500	83,597
Murata Manufacturing Co., Ltd.	63,600	5,741,217
Musashi Seimitsu Industry Co., Ltd.	4,900	77,644
Musashino Bank, Ltd.	2,300	33,304
Nabtesco Corp. (b)	11,600	507,841
Nachi-Fujikoshi Corp.	1,200	49,746
Nagaileben Co., Ltd.	3,300	94,322
Nagase & Co., Ltd.	8,100	118,152
Nagoya Railroad Co., Ltd.	23,000	606,383
Nakanishi, Inc.	7,600	166,730
Nankai Electric Railway Co., Ltd.	10,900	276,393
Nanto Bank, Ltd.	3,100	52,305
NEC Capital Solutions, Ltd.	3,800	69,563
NEC Corp.	28,000	1,502,446
NEC Networks & System Integration Corp.	6,000	103,676
NET One Systems Co., Ltd.	8,300	292,624
Nexon Co., Ltd.	54,600	1,681,709
Nextage Co., Ltd.	6,800	87,071
NGK Insulators, Ltd.	27,500	424,040
NGK Spark Plug Co., Ltd.	14,900	254,431
NH Foods, Ltd.	9,500	417,744
Security Description	Shares	Value
NHK Spring Co., Ltd.	28,100	$ 192,695
Nichias Corp.	6,300	149,621
Nichiban Co., Ltd.	4,600	73,559
Nichicon Corp.	5,100	64,463
Nichiden Corp. (b)	3,800	82,371
Nichiha Corp.	2,600	81,844
Nichi-iko Pharmaceutical Co., Ltd.	6,000	56,603
Nichirei Corp.	11,400	320,099
Nidec Corp.	49,000	6,160,298
Nifco, Inc.	9,900	387,869
Nihon Chouzai Co., Ltd. (b)	4,000	57,804
Nihon Kohden Corp.	8,800	327,299
Nihon M&A Center, Inc.	17,300	1,156,182
Nihon Nohyaku Co., Ltd.	15,600	76,153
Nihon Parkerizing Co., Ltd.	12,300	127,354
Nihon Trim Co., Ltd.	1,800	72,614
Nihon Unisys, Ltd.	6,600	258,259
Nikkiso Co., Ltd. (b)	4,200	40,843
Nikkon Holdings Co., Ltd.	4,900	98,100
Nikon Corp.	33,200	209,339
Nintendo Co., Ltd.	12,300	7,842,598
Nippn Corp.	3,900	60,854
Nippo Corp.	4,300	117,657
Nippon Accommodations Fund, Inc. REIT	39	219,090
Nippon Building Fund, Inc. REIT	159	920,936
Nippon Ceramic Co., Ltd.	2,800	78,675
Nippon Densetsu Kogyo Co., Ltd.	3,100	64,045
Nippon Electric Glass Co., Ltd. (b)	7,500	163,882
Nippon Express Co., Ltd.	8,000	536,975
Nippon Gas Co., Ltd.	3,800	203,535
Nippon Kanzai Co., Ltd.	4,000	80,314
Nippon Kayaku Co., Ltd.	13,800	127,781
Nippon Koei Co., Ltd.	2,400	65,925
Nippon Light Metal Holdings Co., Ltd.	14,500	268,526
Nippon Paint Holdings Co., Ltd.	16,000	1,755,824
Nippon Paper Industries Co., Ltd.	10,500	121,430
Nippon Parking Development Co., Ltd.	44,800	66,824
Nippon Prologis REIT, Inc.	222	692,372
NIPPON REIT Investment Corp. (b)	38	136,365
Nippon Road Co., Ltd.	1,200	89,496
Nippon Sanso Holdings Corp.	15,500	287,646
Nippon Seiki Co., Ltd.	4,600	51,995
Nippon Sharyo, Ltd. (a)	2,900	67,862
Nippon Shinyaku Co., Ltd. (b)	4,400	288,518
Nippon Shokubai Co., Ltd.	3,200	179,147
Nippon Signal Co., Ltd.	6,300	57,420
Nippon Soda Co., Ltd.	2,900	86,091

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Nippon Steel Corp. (a)	86,200	$ 1,108,757
Nippon Steel Trading Corp.	1,600	57,882
Nippon Suisan Kaisha, Ltd.	35,600	146,889
Nippon Telegraph & Telephone Corp.	141,100	3,615,478
Nippon Television Holdings, Inc.	5,700	62,054
Nippon Yusen KK	17,500	407,138
Nipro Corp.	16,000	188,135
Nishimatsu Construction Co., Ltd.	4,300	88,045
Nishimatsuya Chain Co., Ltd. (b)	9,000	129,101
Nishi-Nippon Financial Holdings, Inc.	11,300	72,126
Nishi-Nippon Railroad Co., Ltd.	7,200	212,349
Nishio Rent All Co., Ltd.	2,900	60,671
Nissan Chemical Corp.	14,100	882,232
Nissan Motor Co., Ltd. (a)	250,600	1,359,252
Nissan Shatai Co., Ltd.	6,700	55,549
Nissei ASB Machine Co., Ltd.	1,400	79,868
Nissha Co., Ltd. (b)	4,100	59,488
Nisshin Oillio Group, Ltd.	2,200	64,671
Nisshin Seifun Group, Inc.	20,600	327,421
Nisshinbo Holdings, Inc. (b)	12,900	93,959
Nissin Electric Co., Ltd.	5,200	61,496
Nissin Foods Holdings Co., Ltd.	7,500	642,162
Nitori Holdings Co., Ltd.	8,600	1,800,881
Nitta Corp.	1,700	36,718
Nitto Boseki Co., Ltd.	2,300	101,361
Nitto Denko Corp.	17,000	1,519,783
Nitto Kogyo Corp.	3,700	73,215
Nittoku Co., Ltd.	2,600	104,635
Noevir Holdings Co., Ltd.	1,400	61,969
NOF Corp.	7,300	369,790
Nohmi Bosai, Ltd.	1,800	39,227
Nojima Corp.	5,400	147,965
NOK Corp.	14,600	156,825
Nomura Co., Ltd.	5,300	43,737
Nomura Holdings, Inc.	352,200	1,859,160
Nomura Real Estate Holdings, Inc.	11,300	249,871
Nomura Real Estate Master Fund, Inc. REIT	517	739,108
Nomura Research Institute, Ltd.	34,800	1,245,445
Noritz Corp.	6,800	106,105
North Pacific Bank, Ltd.	27,700	58,488
NS Solutions Corp.	3,800	111,889
NSD Co., Ltd.	9,100	196,023
NSK, Ltd.	38,700	335,854
NTN Corp. (a)	36,100	92,658
NTT Data Corp.	73,300	1,001,756
Obayashi Corp.	66,300	571,524
Security Description	Shares	Value
OBIC Business Consultants Co., Ltd.	2,000	$ 138,118
Obic Co., Ltd.	7,500	1,505,884
Odakyu Electric Railway Co., Ltd.	32,300	1,013,628
Ogaki Kyoritsu Bank, Ltd.	3,000	60,904
Ohsho Food Service Corp.	1,200	67,296
Oiles Corp.	4,900	76,980
Oisix ra daichi, Inc. (a)	2,400	72,643
Oita Bank, Ltd.	2,700	53,218
Oji Holdings Corp.	89,200	507,147
Okabe Co., Ltd. (b)	8,900	66,721
Okamoto Industries, Inc.	1,900	72,783
Okamura Corp.	6,100	54,533
Okasan Securities Group, Inc.	15,600	56,661
Oki Electric Industry Co., Ltd.	5,300	46,765
Okinawa Electric Power Co., Inc.	4,935	66,249
OKUMA Corp.	2,300	128,539
Okumura Corp.	2,700	66,712
Okuwa Co., Ltd.	6,200	78,067
Olympus Corp.	126,800	2,771,313
Omron Corp.	20,000	1,782,169
One REIT, Inc.	31	78,697
Ono Pharmaceutical Co., Ltd.	40,700	1,225,198
Open House Co., Ltd.	6,200	227,595
Optex Group Co., Ltd.	4,700	85,856
Optim Corp. (a)	1,800	48,955
Optorun Co., Ltd. (b)	2,400	49,025
Oracle Corp.	4,100	534,118
Organo Corp.	1,500	89,060
Orient Corp.	55,000	61,795
Oriental Land Co., Ltd.	22,200	3,663,984
ORIX Corp.	142,900	2,193,085
Orix JREIT, Inc.	270	445,881
Osaka Gas Co., Ltd.	41,100	840,750
Osaka Soda Co., Ltd.	2,700	71,184
OSG Corp.	6,600	125,997
Otsuka Corp.	10,700	564,822
Otsuka Holdings Co., Ltd.	42,800	1,831,473
Outsourcing, Inc.	12,200	163,187
Oyo Corp.	6,900	81,868
Pacific Industrial Co., Ltd.	3,700	38,489
Pack Corp.	2,300	62,977
PAL GROUP Holdings Co., Ltd.	4,400	52,035
PALTAC Corp.	2,900	157,577
Pan Pacific International Holdings Corp.	44,800	1,036,199
Panasonic Corp.	239,800	2,765,092
Paramount Bed Holdings Co., Ltd.	1,800	82,028
Park24 Co., Ltd. (a)	10,500	182,144
Pasona Group, Inc.	4,800	96,330
Penta-Ocean Construction Co., Ltd.	27,600	237,118

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
PeptiDream, Inc. (a)	12,400	$ 629,338
Persol Holdings Co., Ltd.	21,200	382,132
Pharma Foods International Co., Ltd. (b)	2,400	47,235
Pigeon Corp. (b)	12,300	506,916
Pilot Corp. (b)	2,400	67,319
Piolax, Inc.	2,400	36,821
PKSHA Technology, Inc. (a)(b)	1,700	42,234
Plenus Co., Ltd.	4,100	69,296
Pola Orbis Holdings, Inc. (b)	9,700	196,734
Premier Investment Corp. REIT	142	175,360
Pressance Corp. (b)	4,300	73,968
Prestige International, Inc.	8,800	77,734
Prima Meat Packers, Ltd.	3,400	107,686
Proto Corp.	3,000	30,248
Raito Kogyo Co., Ltd.	9,300	163,400
Raiznext Corp.	6,900	81,935
Raksul, Inc. (a)	2,100	90,411
Rakus Co., Ltd.	9,600	222,415
Rakuten, Inc. (a)(b)	95,700	921,360
Raysum Co., Ltd.	6,800	62,240
Recruit Holdings Co., Ltd.	150,200	6,286,156
Relia, Inc.	5,700	70,612
Relo Group, Inc.	10,800	261,305
Renesas Electronics Corp. (a)	81,800	854,881
Rengo Co., Ltd.	21,800	182,432
RENOVA, Inc. (a)	3,700	141,915
Resona Holdings, Inc.	219,900	767,611
Resorttrust, Inc.	7,400	105,648
Restar Holdings Corp.	4,300	92,501
Retail Partners Co., Ltd.	8,600	121,530
Ricoh Co., Ltd.	71,600	469,497
Ricoh Leasing Co., Ltd.	1,200	35,682
Riken Keiki Co., Ltd.	3,700	110,020
Riken Vitamin Co., Ltd.	4,400	58,002
Ringer Hut Co., Ltd.	4,000	87,249
Rinnai Corp.	4,200	487,346
Riso Kagaku Corp.	1,800	24,286
Riso Kyoiku Co., Ltd.	12,100	35,745
Rock Field Co., Ltd. (b)	6,900	104,792
Rohm Co., Ltd.	10,000	967,601
Rohto Pharmaceutical Co., Ltd.	9,600	284,062
Rorze Corp.	1,000	64,604
Round One Corp.	4,900	43,995
Royal Holdings Co., Ltd. (a)(b)	2,800	49,901
Ryohin Keikaku Co., Ltd.	31,200	636,118
Ryosan Co., Ltd.	2,800	50,606
Ryoyo Electro Corp. (b)	4,900	150,923
S Foods, Inc.	1,500	48,889
Saibu Gas Co., Ltd.	2,400	72,294
Saizeriya Co., Ltd.	2,700	49,897
Security Description	Shares	Value
Sakai Chemical Industry Co., Ltd.	3,000	$ 57,213
Sakai Moving Service Co., Ltd.	1,200	60,671
Sakata INX Corp. (b)	6,900	77,391
Sakata Seed Corp.	2,600	90,029
SAMTY Co., Ltd.	4,100	71,282
Samty Residential Investment Corp. REIT	80	84,304
San ju San Financial Group, Inc.	5,200	63,461
San-A Co., Ltd.	1,500	63,417
San-Ai Oil Co., Ltd.	7,300	78,978
SanBio Co., Ltd. (a)(b)	2,600	33,669
Sangetsu Corp.	5,700	85,628
San-In Godo Bank, Ltd.	12,800	60,997
Sanken Electric Co., Ltd.	3,300	143,034
Sanki Engineering Co., Ltd.	7,100	83,416
Sankyo Co., Ltd.	3,800	102,688
Sankyu, Inc.	4,900	184,856
Sanrio Co., Ltd. (b)	4,400	60,090
Sansan, Inc. (a)	1,400	92,208
Sanshin Electronics Co., Ltd. (b)	5,100	102,153
Santen Pharmaceutical Co., Ltd.	42,200	684,634
Sanwa Holdings Corp.	17,000	197,918
Sanyo Chemical Industries, Ltd.	1,300	69,379
Sanyo Denki Co., Ltd.	1,500	80,633
Sapporo Holdings, Ltd. (b)	6,900	133,061
Sato Holdings Corp.	2,600	56,032
Sawai Pharmaceutical Co., Ltd.	4,200	190,382
SBI Holdings, Inc.	28,500	675,476
SBS Holdings, Inc.	4,500	113,846
SCREEN Holdings Co., Ltd. (b)	3,900	287,084
SCSK Corp.	5,300	302,872
Secom Co., Ltd.	23,000	2,120,112
Sega Sammy Holdings, Inc.	18,200	286,807
Seibu Holdings, Inc.	22,700	222,284
Seiko Epson Corp.	29,000	430,035
Seino Holdings Co., Ltd.	12,900	181,796
Seiren Co., Ltd. (b)	6,100	92,228
Sekisui Chemical Co., Ltd.	39,200	741,894
Sekisui House Reit, Inc.	478	347,232
Sekisui House, Ltd.	67,300	1,368,880
Sekisui Jushi Corp.	3,600	76,013
Senko Group Holdings Co., Ltd.	8,900	86,720
Senshu Ikeda Holdings, Inc.	18,200	26,089
Seria Co., Ltd.	4,900	179,873
Seven & i Holdings Co., Ltd.	82,000	2,906,078
Seven Bank, Ltd.	72,000	152,027
SG Holdings Co., Ltd.	34,600	942,372
Sharp Corp. (b)	22,200	336,295

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Shibaura Machine Co., Ltd.	1,700	$ 38,810
Shibuya Corp.	1,200	41,145
SHIFT, Inc. (a)	1,300	180,183
Shiga Bank, Ltd.	4,200	85,835
Shikoku Bank, Ltd.	8,000	52,690
Shikoku Chemicals Corp.	6,600	76,711
Shikoku Electric Power Co., Inc.	16,700	108,697
Shima Seiki Manufacturing, Ltd.	2,400	40,610
Shimadzu Corp.	24,100	936,036
Shimamura Co., Ltd.	2,300	241,484
Shimano, Inc.	8,100	1,889,568
Shimizu Corp.	59,500	432,224
Shin-Etsu Chemical Co., Ltd.	38,800	6,779,524
Shin-Etsu Polymer Co., Ltd.	10,100	92,249
Shinko Electric Industries Co., Ltd.	6,100	139,435
Shinsei Bank, Ltd. (b)	14,900	183,427
Shionogi & Co., Ltd.	28,300	1,544,583
Ship Healthcare Holdings, Inc.	3,700	205,705
Shiseido Co., Ltd.	43,400	2,999,684
Shizuoka Bank, Ltd.	39,800	291,431
Shizuoka Gas Co., Ltd.	8,100	81,122
SHO-BOND Holdings Co., Ltd.	4,400	213,512
Shochiku Co., Ltd.	900	123,260
Shoei Co., Ltd.	3,200	128,471
Shoei Foods Corp. (b)	2,300	79,975
Showa Denko KK (b)	14,600	310,680
Showa Sangyo Co., Ltd.	2,400	70,783
Sinko Industries, Ltd.	3,500	60,139
Sintokogio, Ltd.	7,900	58,918
SKY Perfect JSAT Holdings, Inc.	14,300	70,361
Skylark Holdings Co., Ltd. (a)(b)	21,100	326,376
SMC Corp.	6,400	3,902,174
SMS Co., Ltd.	7,400	283,113
Sodick Co., Ltd.	9,700	82,771
Softbank Corp.	318,700	3,991,274
SoftBank Group Corp.	172,900	13,494,389
Sohgo Security Services Co., Ltd.	8,000	414,548
Sojitz Corp.	127,800	284,701
Solasto Corp.	6,300	97,510
Sompo Holdings, Inc.	35,900	1,451,021
Sony Corp.	139,200	13,866,744
Sosei Group Corp. (a)	6,100	106,349
SOSiLA Logistics REIT, Inc.	112	136,793
Sotetsu Holdings, Inc.	6,500	155,756
S-Pool, Inc.	7,200	52,442
Square Enix Holdings Co., Ltd.	9,800	594,198
St Marc Holdings Co., Ltd.	4,800	65,088
Stanley Electric Co., Ltd.	13,000	418,664
Security Description	Shares	Value
Star Asia Investment Corp. REIT	164	$ 80,058
Star Micronics Co., Ltd. (b)	4,800	76,897
Starts Corp., Inc.	2,800	77,726
Starts Proceed Investment Corp. REIT	62	120,943
Starzen Co., Ltd.	1,700	69,732
Stella Chemifa Corp.	2,900	93,113
Strike Co., Ltd.	1,300	64,468
Studio Alice Co., Ltd.	4,800	89,635
Subaru Corp.	65,700	1,312,473
Sugi Holdings Co., Ltd.	3,500	233,910
SUMCO Corp.	28,000	613,725
Sumitomo Bakelite Co., Ltd.	3,700	127,222
Sumitomo Chemical Co., Ltd.	163,600	657,601
Sumitomo Corp.	133,300	1,763,002
Sumitomo Dainippon Pharma Co., Ltd.	24,100	355,507
Sumitomo Electric Industries, Ltd.	83,900	1,110,459
Sumitomo Forestry Co., Ltd.	14,000	292,082
Sumitomo Heavy Industries, Ltd.	11,900	293,451
Sumitomo Metal Mining Co., Ltd.	25,300	1,122,076
Sumitomo Mitsui Construction Co., Ltd.	14,000	58,037
Sumitomo Mitsui Financial Group, Inc.	144,700	4,468,048
Sumitomo Mitsui Trust Holdings, Inc.	37,600	1,157,007
Sumitomo Osaka Cement Co., Ltd.	2,900	84,687
Sumitomo Realty & Development Co., Ltd.	33,600	1,035,223
Sumitomo Rubber Industries, Ltd. (b)	21,500	184,711
Sumitomo Seika Chemicals Co., Ltd.	2,400	95,423
Sumitomo Warehouse Co., Ltd.	5,100	65,204
Sun Frontier Fudousan Co., Ltd.	5,800	50,110
Sundrug Co., Ltd.	7,400	295,298
Suntory Beverage & Food, Ltd.	14,400	509,080
Suruga Bank, Ltd. (b)	13,500	44,196
Sushiro Global Holdings, Ltd.	10,700	409,366
Suzuken Co., Ltd.	8,200	296,247
Suzuki Motor Corp.	40,400	1,871,207
Sysmex Corp.	18,500	2,221,899
Systena Corp.	7,300	152,936
T Hasegawa Co., Ltd.	4,000	84,072
T&D Holdings, Inc.	65,400	770,902
Tadano, Ltd.	8,800	75,262
Taihei Dengyo Kaisha, Ltd.	3,100	70,560
Taiheiyo Cement Corp.	12,300	307,247

See accompanying notes to financial statements.
119

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Taikisha, Ltd.	3,300	$ 86,555
Taisei Corp.	20,900	719,643
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	255,799
Taiyo Holdings Co., Ltd.	1,600	94,687
Taiyo Yuden Co., Ltd.	12,000	561,964
Takamatsu Construction Group Co., Ltd.	1,300	25,749
Takara Bio, Inc.	5,600	150,136
Takara Holdings, Inc.	17,700	220,982
Takara Leben Co., Ltd.	21,500	63,930
Takara Leben Real Estate Investment Corp. REIT	85	75,989
Takasago International Corp.	2,900	66,682
Takasago Thermal Engineering Co., Ltd.	4,000	60,632
Takashimaya Co., Ltd.	14,800	126,863
Takeda Pharmaceutical Co., Ltd.	174,338	6,340,638
Takeuchi Manufacturing Co., Ltd.	3,500	82,411
Takuma Co., Ltd.	6,200	110,675
Tamron Co., Ltd.	2,900	51,290
Tamura Corp.	13,300	73,685
Tanseisha Co., Ltd.	6,300	49,975
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	138,933
Tayca Corp. (b)	3,800	55,613
TBS Holdings, Inc.	5,200	91,263
TDK Corp.	14,000	2,107,221
TechMatrix Corp.	3,200	66,545
TechnoPro Holdings, Inc.	3,700	306,407
Teijin, Ltd.	18,900	355,136
Teikoku Sen-I Co., Ltd. (b)	4,100	94,870
Tenma Corp.	3,800	75,157
Terumo Corp.	70,500	2,944,414
T-Gaia Corp.	1,700	31,861
THK Co., Ltd.	12,900	416,069
TIS, Inc.	26,500	542,603
TKC Corp.	1,500	112,451
Toagosei Co., Ltd.	9,600	112,602
Tobu Railway Co., Ltd.	19,300	574,822
TOC Co., Ltd.	8,700	58,649
Tocalo Co., Ltd.	8,100	111,013
Toda Corp.	27,100	179,275
Toei Animation Co., Ltd.	700	54,850
Toei Co., Ltd.	800	130,796
Toho Bank, Ltd.	30,200	60,842
Toho Co., Ltd.	11,400	480,314
Toho Gas Co., Ltd.	7,600	502,765
Toho Holdings Co., Ltd.	3,900	68,485
Tohoku Electric Power Co., Inc.	43,700	359,775
Tokai Carbon Co., Ltd. (b)	21,000	262,386
TOKAI Holdings Corp.	8,800	87,450
Tokai Rika Co., Ltd.	4,700	79,437
Security Description	Shares	Value
Tokai Tokyo Financial Holdings, Inc.	20,900	$ 61,741
Token Corp.	1,100	87,152
Tokio Marine Holdings, Inc.	69,700	3,583,395
Tokushu Tokai Paper Co., Ltd.	2,000	96,663
Tokuyama Corp.	5,100	114,453
Tokyo Century Corp.	5,200	411,991
Tokyo Dome Corp.	7,300	91,776
Tokyo Electric Power Co. Holdings, Inc. (a)	146,300	385,429
Tokyo Electron, Ltd.	16,400	6,099,666
Tokyo Gas Co., Ltd.	42,700	985,973
Tokyo Kiraboshi Financial Group, Inc. (b)	5,600	59,989
Tokyo Ohka Kogyo Co., Ltd.	3,400	238,752
Tokyo Seimitsu Co., Ltd.	4,000	187,903
Tokyo Steel Manufacturing Co., Ltd.	15,900	102,874
Tokyo Tatemono Co., Ltd. (b)	22,600	309,739
Tokyotokeiba Co., Ltd.	1,600	72,526
Tokyu Corp.	57,600	714,665
Tokyu Fudosan Holdings Corp.	65,300	347,862
Tokyu REIT, Inc.	63	99,829
TOMONY Holdings, Inc.	28,300	85,521
Tomy Co., Ltd.	8,100	71,393
Tonami Holdings Co., Ltd.	1,700	98,300
Topcon Corp.	11,200	139,071
Toppan Forms Co., Ltd.	4,000	40,951
Toppan Printing Co., Ltd.	28,300	398,823
Topre Corp.	2,800	42,877
Toray Industries, Inc.	150,600	891,099
Toridoll Holdings Corp. (b)	4,700	62,958
Tosei Corp.	5,700	65,256
Toshiba Corp.	41,500	1,159,645
Toshiba TEC Corp.	2,300	82,982
Tosoh Corp.	27,200	423,629
Totetsu Kogyo Co., Ltd.	2,900	76,654
TOTO, Ltd.	16,800	1,008,862
Towa Pharmaceutical Co., Ltd.	2,800	51,908
Toyo Construction Co., Ltd.	16,800	71,434
Toyo Gosei Co., Ltd.	500	57,146
Toyo Ink SC Holdings Co., Ltd. (b)	4,100	78,351
Toyo Seikan Group Holdings, Ltd.	16,600	181,202
Toyo Suisan Kaisha, Ltd.	9,500	461,911
Toyo Tire Corp. (b)	10,800	164,021
Toyobo Co., Ltd.	7,200	96,237
Toyoda Gosei Co., Ltd.	7,100	205,962
Toyota Boshoku Corp.	8,800	142,767
Toyota Industries Corp.	16,600	1,316,810
Toyota Motor Corp.	233,888	18,025,539
Toyota Tsusho Corp.	22,800	919,773
Trancom Co., Ltd.	1,300	112,441

See accompanying notes to financial statements.
120

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Transcosmos, Inc.	2,100	$ 52,986
Trend Micro, Inc. (a)(b)	14,500	834,229
Tri Chemical Laboratories, Inc.	500	80,633
Trusco Nakayama Corp. (b)	4,700	131,879
TS Tech Co., Ltd.	5,800	179,205
Tsubaki Nakashima Co., Ltd.	4,800	52,163
Tsubakimoto Chain Co.	2,700	70,792
Tsugami Corp.	4,400	66,440
Tsukishima Kikai Co., Ltd.	5,200	70,210
Tsukui Holdings Corp.	17,600	93,246
Tsumura & Co.	6,000	180,154
Tsuruha Holdings, Inc.	4,300	611,400
Tsurumi Manufacturing Co., Ltd.	1,400	23,933
TV Asahi Holdings Corp.	1,900	31,138
UACJ Corp.	3,400	62,306
Ube Industries, Ltd.	10,800	195,822
Ulvac, Inc.	7,900	337,823
Unicharm Corp.	44,200	2,094,304
Union Tool Co.	2,400	71,945
Unipres Corp.	3,300	31,004
United Arrows, Ltd.	2,300	33,995
United Super Markets Holdings, Inc.	5,500	60,197
United Urban Investment Corp. REIT	307	379,420
Universal Entertainment Corp. (a)	2,100	48,409
Ushio, Inc.	13,700	178,075
USS Co., Ltd.	22,600	456,619
UT Group Co., Ltd. (a)(b)	3,200	99,182
UUUM Co., Ltd. (a)(b)	1,500	23,173
Uzabase, Inc. (a)	2,500	86,687
V Technology Co., Ltd.	900	51,257
Valor Holdings Co., Ltd.	4,500	115,197
Valqua, Ltd.	4,600	91,514
ValueCommerce Co., Ltd.	1,500	46,346
V-Cube, Inc.	2,000	58,598
Vector, Inc. (a)	3,200	30,932
Vision, Inc. (a)(b)	2,300	23,079
Vital KSK Holdings, Inc.	7,300	57,413
VT Holdings Co., Ltd.	20,000	82,522
Wacoal Holdings Corp.	7,800	156,839
Wacom Co., Ltd.	24,300	203,589
Wakita & Co., Ltd.	7,000	71,529
WATAMI Co., Ltd. (b)	10,500	88,581
WDB Holdings Co., Ltd.	2,600	66,533
Welcia Holdings Co., Ltd.	10,300	388,576
West Holdings Corp.	1,700	78,130
West Japan Railway Co.	17,200	899,441
World Co., Ltd.	3,100	37,622
Xebio Holdings Co., Ltd.	7,300	58,191
Yakult Honsha Co., Ltd.	14,100	710,155
YAKUODO Holdings Co., Ltd.	3,100	74,193
YAMABIKO Corp.	6,300	79,082
Security Description	Shares	Value
Yamada Holdings Co., Ltd.	74,000	$ 392,774
Yamagata Bank, Ltd.	5,300	52,720
Yamaguchi Financial Group, Inc.	16,300	91,726
Yamaha Corp.	13,900	817,211
Yamaha Motor Co., Ltd.	28,600	582,831
YA-MAN, Ltd.	3,100	56,118
Yamashin-Filter Corp.	8,400	91,774
Yamato Holdings Co., Ltd.	32,100	818,007
Yamato Kogyo Co., Ltd.	7,700	205,468
Yamazaki Baking Co., Ltd. (b)	11,200	187,019
Yamazen Corp.	8,300	83,044
Yaoko Co., Ltd.	1,700	118,388
Yaskawa Electric Corp.	25,900	1,286,910
Yellow Hat, Ltd.	4,700	76,387
Yodogawa Steel Works, Ltd.	1,700	34,693
Yokogawa Bridge Holdings Corp.	3,400	71,856
Yokogawa Electric Corp.	28,100	559,033
Yokohama Reito Co., Ltd.	11,000	91,840
Yokohama Rubber Co., Ltd. (b)	10,800	160,465
Yokowo Co., Ltd.	1,700	51,126
Yomiuri Land Co., Ltd. (b)	2,600	151,601
Yonex Co., Ltd. (b)	14,000	81,224
Yoshinoya Holdings Co., Ltd.	7,000	129,294
Yuasa Trading Co., Ltd.	3,200	102,746
Yumeshin Holdings Co., Ltd. (b)	8,100	54,683
Z Holdings Corp.	297,500	1,799,206
Zenkoku Hosho Co., Ltd.	4,700	215,095
Zensho Holdings Co., Ltd.	8,400	218,777
Zeon Corp.	15,600	223,472
ZIGExN Co., Ltd.	13,400	51,396
Zojirushi Corp.	5,000	89,302
ZOZO, Inc.	11,100	274,046
		530,495,361
KAZAKHSTAN — 0.0% (f)
KAZ Minerals PLC	24,443	220,522
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	100,000	222,222
Boubyan Bank KSCP	100,000	186,719
Gulf Bank KSCP	163,000	117,347
Humansoft Holding Co. KSC (a)	9,000	112,397
Kuwait Finance House KSCP	250,000	556,377
Mabanee Co. KPSC	59,000	127,426
Mobile Telecommunications Co. KSCP	231,000	460,178
National Bank of Kuwait SAKP	280,000	773,176
		2,555,842

See accompanying notes to financial statements.
121

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
LIECHTENSTEIN — 0.0% (f)
Liechtensteinische Landesbank AG	1,120	$ 66,520
LUXEMBOURG — 0.1%
APERAM SA	5,367	224,190
ArcelorMittal SA (a)	81,377	1,879,859
B&S Group Sarl (c)	3,050	27,541
Eurofins Scientific SE (a)	14,720	1,236,071
Reinet Investments SCA	15,345	287,924
SES SA	39,514	373,048
Solutions 30 SE (a)	8,587	110,530
Tenaris SA	62,509	506,623
		4,645,786
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	232,000	1,802,717
MGM China Holdings, Ltd. (b)	81,600	140,177
Sands China, Ltd.	261,200	1,147,025
SJM Holdings, Ltd.	213,000	238,167
Wynn Macau, Ltd. (a)	164,400	276,055
		3,604,141
MALAYSIA — 0.5%
AirAsia Group Bhd (a)	140,400	30,890
Alliance Bank Malaysia Bhd (a)	140,600	101,714
AMMB Holdings Bhd	132,400	120,139
Axiata Group Bhd	293,811	273,177
Axis Real Estate Investment Trust	123,300	62,225
Berjaya Sports Toto Bhd	115,544	62,906
Bermaz Auto Bhd	173,300	62,470
BIMB Holdings Bhd	57,400	60,789
British American Tobacco Malaysia Bhd	23,500	82,257
Bursa Malaysia Bhd	56,000	115,550
Carlsberg Brewery Malaysia Bhd Class B	11,200	64,708
CIMB Group Holdings Bhd	730,248	780,626
Dialog Group Bhd	421,900	361,853
DiGi.Com Bhd	429,800	442,355
DRB-Hicom Bhd	92,900	48,038
FGV Holdings Bhd	175,400	55,814
Focus Dynamics Group Bhd (a)	1,083,800	175,132
Fraser & Neave Holdings Bhd	17,600	140,362
Frontken Corp. Bhd	61,900	54,629
Gamuda Bhd	187,959	181,768
Genting Bhd	190,200	210,887
Genting Malaysia Bhd	259,500	173,538
Genting Plantations Bhd	24,900	60,973
Globetronics Technology Bhd	140,900	94,576
HAP Seng Consolidated Bhd	66,200	141,534
Hartalega Holdings Bhd	198,300	598,474
Security Description	Shares	Value
Hong Leong Bank Bhd	91,532	$ 414,141
Hong Leong Financial Group Bhd	20,700	92,938
IGB Real Estate Investment Trust	237,700	101,639
IHH Healthcare Bhd	234,400	320,497
IJM Corp. Bhd	331,300	142,486
Inari Amertron Bhd	243,500	167,075
IOI Corp. Bhd	232,200	252,260
IOI Properties Group Bhd	371,500	143,151
Kossan Rubber Industries	136,600	152,815
KPJ Healthcare Bhd	237,200	58,968
Kuala Lumpur Kepong Bhd	43,969	258,841
Magnum Bhd	110,393	62,572
Malayan Banking Bhd	420,264	883,886
Malaysia Airports Holdings Bhd	115,224	169,578
Malaysian Pacific Industries Bhd	23,900	154,243
Maxis Bhd	258,800	324,907
Mega First Corp. BHD	27,800	47,687
MISC Bhd	127,400	217,586
My EG Services Bhd	210,328	100,393
Nestle Malaysia Bhd	10,500	362,573
Pavilion Real Estate Investment Trust	207,000	77,191
Pentamaster Corp. Bhd	53,300	66,915
Petronas Chemicals Group Bhd	256,400	473,599
Petronas Dagangan Bhd	50,900	270,792
Petronas Gas Bhd	108,200	462,120
PPB Group Bhd	90,280	415,658
Press Metal Aluminium Holdings Bhd	136,100	283,873
Public Bank Bhd	311,000	1,592,691
QL Resources Bhd	92,550	133,447
RHB Bank Bhd	242,459	328,503
Scientex Bhd	24,800	78,176
Serba Dinamik Holdings Bhd	144,900	63,399
Sime Darby Bhd	290,635	166,903
Sime Darby Plantation Bhd	213,335	264,647
Sime Darby Property Bhd	142,535	23,564
SKP Resources Bhd	271,300	145,008
SP Setia Bhd Group	134,214	33,032
Sunway Real Estate Investment Trust	264,700	98,707
Supermax Corp. Bhd (a)	387,360	578,753
Telekom Malaysia Bhd	91,003	122,393
Tenaga Nasional Bhd	289,200	749,152
TIME dotCom Bhd	41,100	135,484
Top Glove Corp. Bhd	588,400	895,216
ViTrox Corp. Bhd	35,300	129,002
VS Industry Bhd	222,000	142,941
Westports Holdings Bhd	92,500	98,881
Yinson Holdings Bhd	43,900	62,753
		16,878,420

See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
MALTA — 0.0% (f)
Kambi Group PLC (a)	4,950	$ 233,861
Kindred Group PLC SDR (a)	24,605	241,360
		475,221
MEXICO — 0.6%
Alfa SAB de CV Class A	366,800	264,715
Alpek SAB de CV	82,700	72,301
Alsea SAB de CV (a)	104,100	135,261
America Movil SAB de CV Series L	3,787,500	2,754,304
Arca Continental SAB de CV	54,500	261,703
Axtel SAB de CV (a)(b)	176,300	55,123
Banco del Bajio SA (a)(c)	139,700	191,263
Becle SAB de CV	73,300	183,714
Bolsa Mexicana de Valores SAB de CV	72,200	170,884
Cemex SAB de CV Series CPO (a)	1,737,664	895,627
Coca-Cola Femsa SAB de CV	62,500	287,038
Concentradora Fibra Danhos SA de CV REIT	46,300	56,511
Controladora Nemak SAB de CV (a)	568,000	74,686
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	91,600	113,871
Corp. Inmobiliaria Vesta SAB de CV	92,700	180,464
Fibra Uno Administracion SA de CV REIT	400,800	452,586
Fomento Economico Mexicano SAB de CV	218,200	1,646,342
Fresnillo PLC	19,000	293,354
Genomma Lab Internacional SAB de CV Class B (a)	135,200	127,835
Gentera SAB de CV (a)(b)	169,400	82,721
Gruma SAB de CV Class B	27,050	321,646
Grupo Aeroportuario del Centro Norte SAB de CV (a)	42,900	276,426
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	46,600	519,521
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	26,795	442,722
Grupo Bimbo SAB de CV Class A	189,900	412,099
Grupo Carso SAB de CV Series A1 (a)	56,300	187,558
Grupo Cementos de Chihuahua SAB de CV	23,900	143,960
Grupo Comercial Chedraui SA de CV	58,995	85,152
Grupo Financiero Banorte SAB de CV Series O (a)	288,400	1,591,118
Security Description	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O (a)	293,600	$ 295,582
Grupo Herdez SAB de CV	50,857	133,284
Grupo Mexico SAB de CV Class B	350,200	1,478,448
Grupo Rotoplas SAB de CV (b)	35,677	48,971
Grupo Televisa SAB Series CPO (a)(b)	292,400	480,448
Industrias Penoles SAB de CV (a)	17,920	302,883
Infraestructura Energetica Nova SAB de CV (a)	67,000	260,831
Kimberly-Clark de Mexico SAB de CV Class A	195,500	333,495
La Comer SAB de CV	67,600	153,958
Macquarie Mexico Real Estate Management SA de CV REIT (c)	141,200	199,553
Megacable Holdings SAB de CV	45,900	167,424
Nemak SAB de CV (c)	177,600	51,697
Orbia Advance Corp. SAB de CV	151,257	354,885
PLA Administradora Industrial S de RL de CV REIT	130,200	200,474
Prologis Property Mexico SA de CV REIT	65,714	147,222
Promotora y Operadora de Infraestructura SAB de CV	28,660	252,619
Qualitas Controladora SAB de CV	21,100	113,455
Regional SAB de CV (a)(b)	27,900	128,960
Telesites SAB de CV (a)	193,400	208,876
Wal-Mart de Mexico SAB de CV	588,000	1,651,966
		19,245,536
MONGOLIA — 0.0% (f)
Turquoise Hill Resources, Ltd. (a)(b)	10,370	128,852
NETHERLANDS — 2.6%
Aalberts NV	10,304	459,668
ABN AMRO Bank NV (a)(c)	45,622	447,683
Accell Group NV (a)	2,918	92,293
Adyen NV (a)(c)	1,990	4,638,416
Aegon NV	192,989	763,886
Akzo Nobel NV	21,442	2,305,038
Alfen Beheer B.V. (a)(c)	1,409	142,401
Altice Europe NV (a)	64,514	420,571
AMG Advanced Metallurgical Group NV	2,837	84,906
Arcadis NV (a)	7,491	247,838
Argenx SE (a)	4,940	1,462,729
ASM International NV	4,934	1,086,357
ASML Holding NV	46,982	22,853,091
ASR Nederland NV	15,207	611,224
Basic-Fit NV (a)(c)	5,317	195,168

See accompanying notes to financial statements.
123

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
BE Semiconductor Industries NV	8,196	$ 497,199
Boskalis Westminster (a)	9,394	259,075
Brack Capital Properties NV (a)	593	55,167
Brunel International NV (a)	2,457	21,946
CM.com NV (a)	1,086	41,192
Corbion NV	6,390	360,823
Eurocommercial Properties NV REIT (a)	4,112	77,380
Euronext NV (c)	5,985	660,164
EXOR NV	11,774	953,970
Flow Traders (c)	3,614	119,657
ForFarmers NV	3,364	21,980
Fugro NV (a)	9,893	91,995
Heineken Holding NV	12,314	1,160,896
Heineken NV (b)	28,404	3,170,234
IMCD NV	5,621	716,987
ING Groep NV (a)	427,438	3,996,180
Intertrust NV (a)(c)	9,351	158,807
JDE Peet's NV (a)	8,065	364,620
Just Eat Takeaway (a)(c)	5,995	676,896
Just Eat Takeaway.com NV (a)(b)(c)	7,858	888,394
Koninklijke Ahold Delhaize NV	120,619	3,410,652
Koninklijke BAM Groep NV (a)	23,957	49,978
Koninklijke DSM NV	18,887	3,253,774
Koninklijke KPN NV	394,302	1,199,849
Koninklijke Philips NV (a)	100,123	5,363,290
Koninklijke Vopak NV	7,280	382,931
NIBC Holding NV (c)	2,669	22,860
NN Group NV	31,586	1,373,130
NSI NV REIT	1,655	66,419
OCI NV (a)	10,908	209,807
Pharming Group NV (a)(b)	79,859	124,289
PostNL NV (a)	48,688	166,206
Randstad NV (a)	12,734	829,516
Royal Dutch Shell PLC Class A	449,421	7,972,849
Royal Dutch Shell PLC Class B	406,130	6,991,674
SBM Offshore NV	17,495	333,184
Shop Apotheke Europe NV (a)(c)	1,829	331,653
SIF Holding NV (a)	5,076	102,726
Signify NV (a)(c)	13,354	564,195
Sligro Food Group NV (a)	2,866	59,403
TKH Group NV	4,233	204,789
TomTom NV (a)	6,283	64,883
Van Lanschot Kempen NV ADR (a)	3,795	97,511
Vastned Retail NV REIT	2,401	68,009
Wereldhave NV REIT (b)	3,096	40,760
Wolters Kluwer NV	29,918	2,528,022
		85,917,190
Security Description	Shares	Value
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	75,568	$ 656,716
Air New Zealand, Ltd. (a)	39,625	51,354
Argosy Property, Ltd.	76,135	87,159
Auckland International Airport, Ltd. (a)	127,848	697,743
Chorus, Ltd.	59,266	337,532
Contact Energy, Ltd.	91,772	588,736
Fisher & Paykel Healthcare Corp., Ltd.	58,694	1,393,301
Fletcher Building, Ltd. (a)	76,946	326,866
Genesis Energy, Ltd.	47,419	123,764
Goodman Property Trust REIT	102,558	172,051
Infratil, Ltd.	90,787	477,176
Kiwi Property Group, Ltd.	146,941	129,073
Mercury NZ, Ltd.	63,013	296,262
Meridian Energy, Ltd.	133,930	715,507
Oceania Healthcare, Ltd.	172,788	180,391
Precinct Properties New Zealand, Ltd.	115,966	146,952
Pushpay Holdings, Ltd. (a)	141,424	184,304
Restaurant Brands New Zealand, Ltd. (a)	2,885	23,992
Ryman Healthcare, Ltd.	49,434	540,650
SKYCITY Entertainment Group, Ltd.	116,799	269,946
Spark New Zealand, Ltd.	218,520	739,472
Summerset Group Holdings, Ltd.	23,526	212,581
Synlait Milk, Ltd. (a)	12,214	45,993
Xero, Ltd. (a)	13,170	1,492,078
Z Energy, Ltd. (a)	93,478	215,373
		10,104,972
NORWAY — 0.5%
Aker ASA Class A	2,711	177,315
Atea ASA	13,837	195,872
Austevoll Seafood ASA	8,295	84,966
Bonheur ASA	2,172	61,391
Borregaard ASA	15,205	251,820
BW Offshore, Ltd.	10,003	44,069
Crayon Group Holding ASA (a)(c)	3,516	51,660
DNB ASA (a)	103,144	2,023,860
DNO ASA (a)	50,331	40,373
Elkem ASA (c)	23,786	78,843
Entra ASA (c)	18,031	408,975
Equinor ASA	105,496	1,786,000
Europris ASA (c)	25,386	151,510
Fjordkraft Holding ASA (c)	8,055	78,744
Frontline, Ltd.	14,558	92,327
Gjensidige Forsikring ASA	21,505	480,738
Golden Ocean Group, Ltd.	7,871	36,772
Grieg Seafood ASA (b)	5,761	57,193
Hexagon Composites ASA (a)	10,297	65,785

See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Hexagon Purus Holding A/S (a)	1,169	$ 6,813
Kongsberg Gruppen ASA	9,862	202,954
Leroy Seafood Group ASA	32,404	229,199
Mowi ASA	47,447	1,058,448
NEL ASA (a)	151,274	511,670
Nordic Semiconductor ASA (a)	15,525	250,229
Norsk Hydro ASA	146,294	681,069
Norway Royal Salmon ASA	1,201	30,102
Norwegian Finans Holding ASA (a)	13,593	116,133
Ocean Yield ASA (b)	29,146	90,380
Orkla ASA	81,075	823,822
Pexip Holding ASA (a)	7,600	58,318
Protector Forsikring ASA (a)	9,425	65,608
Salmar ASA	5,837	343,323
Sbanken ASA (a)(c)	8,291	66,720
Scatec ASA (c)	12,661	504,846
Schibsted ASA Class A (a)	8,161	349,146
Schibsted ASA Class B (a)	12,003	448,328
Selvaag Bolig ASA	6,732	45,525
SpareBank 1 Nord Norge	9,611	83,740
SpareBank 1 Oestlandet	3,686	42,104
SpareBank 1 SMN	20,154	229,741
SpareBank 1 SR-Bank ASA (a)	19,475	206,988
Stolt-Nielsen, Ltd.	2,737	35,164
Storebrand ASA (a)	73,126	548,320
Telenor ASA	76,117	1,297,073
TGS Nopec Geophysical Co. ASA	12,760	197,765
Tomra Systems ASA	12,076	596,046
Veidekke ASA	9,726	125,864
Wallenius Wilhelmsen ASA (a)	67,834	183,807
XXL ASA (a)(c)	14,987	33,801
		15,631,259
PAKISTAN — 0.0% (f)
Bank Alfalah, Ltd.	325,000	71,854
Habib Bank, Ltd.	53,000	43,873
MCB Bank, Ltd.	39,200	45,450
Millat Tractors, Ltd.	5,850	40,053
Oil & Gas Development Co., Ltd.	90,100	58,509
Pakistan Oilfields, Ltd.	24,150	59,757
Pakistan State Oil Co., Ltd. (a)	58,500	78,817
		398,313
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	24,300	296,217
Credicorp, Ltd.	7,600	1,246,552
Hochschild Mining PLC	31,281	88,854
Security Description	Shares	Value
Southern Copper Corp.	9,500	$ 618,640
		2,250,263
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	177,317
Aboitiz Power Corp.	208,000	114,994
Alliance Global Group, Inc.	450,900	99,525
Ayala Corp.	25,640	441,540
Ayala Land, Inc.	1,138,900	969,963
Bank of the Philippine Islands	68,567	116,150
BDO Unibank, Inc.	193,893	431,201
Globe Telecom, Inc.	2,995	126,602
GT Capital Holdings, Inc.	6,657	81,092
International Container Terminal Services, Inc.	76,460	196,629
JG Summit Holdings, Inc.	262,930	392,012
Jollibee Foods Corp.	33,510	136,207
Manila Electric Co.	24,040	146,172
Megaworld Corp.	1,020,000	86,658
Metro Pacific Investments Corp.	974,000	86,806
Metropolitan Bank & Trust Co.	134,886	137,769
PLDT, Inc.	6,380	178,021
Puregold Price Club, Inc.	185,180	158,097
Robinsons Land Corp.	196,244	86,632
Security Bank Corp.	5,920	16,519
SM Investments Corp.	23,315	509,280
SM Prime Holdings, Inc.	982,300	787,501
Universal Robina Corp.	80,890	256,868
		5,733,555
POLAND — 0.2%
Alior Bank SA (a)(b)	13,668	62,251
Allegro.eu SA (a)(c)	15,000	340,982
Asseco Poland SA	9,061	165,608
Bank Handlowy w Warszawie SA (a)	3,382	31,905
Bank Millennium SA (a)	64,815	56,883
Bank Polska Kasa Opieki SA (a)	18,766	307,730
Budimex SA	1,486	122,637
CCC SA (a)	4,227	99,288
CD Projekt SA (a)	6,967	513,643
Ciech SA (a)	2,728	23,575
Cyfrowy Polsat SA	29,396	238,892
Dino Polska SA (a)(c)	5,007	388,896
Enea SA (a)	20,497	35,950
Eurocash SA (a)	11,605	43,760
Grupa Azoty SA (a)	4,145	30,537
Grupa Lotos SA	9,571	106,473
Jastrzebska Spolka Weglowa SA (a)	9,529	66,365
KGHM Polska Miedz SA (a)	23,461	1,152,271
KRUK SA (a)	1,586	60,443
LPP SA (a)	134	297,958
mBank SA (a)	1,535	73,825

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Neuca SA	233	$ 40,709
Orange Polska SA (a)	67,940	120,162
PGE Polska Grupa Energetyczna SA (a)	87,117	151,975
Polski Koncern Naftowy ORLEN SA	30,999	480,210
Polskie Gornictwo Naftowe i Gazownictwo SA	177,063	263,361
Powszechna Kasa Oszczednosci Bank Polski SA (a)	90,597	698,322
Powszechny Zaklad Ubezpieczen SA (a)	61,741	536,215
Santander Bank Polska SA (a)	3,603	179,570
Tauron Polska Energia SA (a)	97,650	71,337
TEN Square Games SA	370	54,716
Warsaw Stock Exchange	2,825	34,649
		6,851,098
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R (a)(b)	944,985	142,448
CTT-Correios de Portugal SA (a)	13,428	38,610
EDP - Energias de Portugal SA	298,335	1,882,083
Galp Energia SGPS SA	47,674	510,634
Jeronimo Martins SGPS SA	26,225	443,451
Navigator Co. SA	27,308	83,465
NOS SGPS SA	43,721	152,888
REN - Redes Energeticas Nacionais SGPS SA	43,185	124,964
Sonae SGPS SA	99,350	80,412
		3,458,955
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	145,692
Barwa Real Estate Co.	230,600	215,400
Commercial Bank PQSC	254,403	307,436
Doha Bank QPSC (a)	98,027	63,727
Gulf International Services QSC (a)	149,047	70,205
Industries Qatar QSC	215,487	643,324
Masraf Al Rayan QSC	321,190	399,613
Mesaieed Petrochemical Holding Co.	504,113	283,416
Ooredoo QSC	58,320	120,452
Qatar Aluminium Manufacturing Co.	379,745	100,855
Qatar Electricity & Water Co. QSC	64,414	315,790
Qatar Fuel QSC	33,948	174,169
Qatar Insurance Co. SAQ	269,557	174,868
Qatar International Islamic Bank QSC	40,744	101,295
Qatar Islamic Bank SAQ	104,670	491,871
Security Description	Shares	Value
Qatar National Bank QPSC	470,757	$ 2,305,300
Qatar Navigation QSC	38,565	75,128
Vodafone Qatar QSC	240,260	88,357
		6,076,898
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	38,089	242,452
RUSSIA — 0.8%
Alrosa PJSC (a)	223,022	297,847
Evraz PLC	52,083	335,755
Gazprom PJSC ADR	67,115	375,441
Gazprom PJSC ADR	56,669	317,346
Gazprom PJSC	1,077,160	3,096,869
Inter Rao Use PJSC (a)	5,356,000	385,455
LSR Group PJSC GDR	26,652	60,900
LUKOIL PJSC ADR	4,389	299,330
LUKOIL PJSC	42,233	2,959,446
Magnit PJSC GDR	33,455	588,808
Mail.Ru Group, Ltd. GDR (a)	10,000	263,000
Mechel PJSC ADR (a)	9,600	19,680
MMC Norilsk Nickel PJSC	7,188	2,308,070
Mobile TeleSystems PJSC ADR	38,700	346,365
Mobile TeleSystems PJSC	31,200	139,181
Moscow Exchange MICEX (a)	132,585	285,446
Novatek PJSC GDR	9,820	1,604,588
Novolipetskiy Steel PJSC (a)	113,250	320,070
PhosAgro PJSC GDR	11,644	158,824
Polymetal International PLC	22,125	509,456
Polyus PJSC (a)	2,617	539,857
Polyus PJSC GDR	1,062	107,050
Rosneft Oil Co. PJSC	120,780	713,843
Rostelecom PJSC (a)	100,000	130,847
Sberbank of Russia PJSC ADR	26,760	388,555
Sberbank of Russia PJSC	1,093,160	4,005,404
Severstal PAO	18,520	330,416
Sistema PJSC FC GDR	40,100	300,750
Surgutneftegas PJSC Preference Shares	802,100	452,537
Surgutneftegas PJSC	888,900	432,405
Tatneft PJSC ADR	3,048	123,444
Tatneft PJSC	129,220	898,337
TCS Group Holding PLC GDR	12,425	408,782
VTB Bank PJSC	437,390,000	223,069
X5 Retail Group NV GDR	12,063	435,716
Yandex NV Class A (a)	32,230	2,242,563
		26,405,452
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	1,991	65,171
Advanced Petrochemical Co.	8,106	144,765

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Al Hammadi Co. for Development and Investment (a)	20,250	$ 155,993
Al Rajhi Bank	127,833	2,507,866
Al Rajhi Co. for Co-operative Insurance (a)	4,209	90,763
Aldrees Petroleum and Transport Services Co.	5,468	94,593
Alinma Bank (a)	81,229	350,327
Almarai Co. JSC	20,087	293,948
Alujain Holding (a)	7,396	92,756
Arab National Bank	43,104	230,939
Arabian Cement Co.	9,227	90,632
Arriyadh Development Co.	18,294	83,775
Aseer Trading Tourism & Manufacturing Co. (a)	26,480	115,756
Bank AlBilad	27,799	210,071
Bank Al-Jazira	22,911	83,422
Banque Saudi Fransi	52,979	446,246
Bupa Arabia for Cooperative Insurance Co. (a)	9,718	316,542
City Cement Co.	6,348	43,317
Co. for Cooperative Insurance (a)	5,049	107,262
Dallah Healthcare Co.	7,407	95,263
Dar Al Arkan Real Estate Development Co. (a)	39,088	90,229
Dur Hospitality Co.	12,960	98,972
Eastern Province Cement Co.	9,470	103,873
Emaar Economic City (a)	34,732	85,265
Etihad Etisalat Co. (a)	32,700	249,721
Fawaz Abdulaziz Al Hokair & Co. (a)	11,570	67,232
Herfy Food Services Co.	2,033	32,297
Jarir Marketing Co.	4,275	197,592
Leejam Sports Co. JSC	3,769	77,659
Maharah Human Resources Co.	2,209	44,456
Middle East Healthcare Co. (a)	11,802	110,262
Mobile Telecommunications Co. (a)	51,843	187,937
Mouwasat Medical Services Co.	4,245	156,149
Najran Cement Co.	15,550	75,603
National Agriculture Development Co (a)	20,791	165,149
National Commercial Bank	157,343	1,818,109
National Gas & Industrialization Co.	2,926	23,788
National Industrialization Co. (a)	71,502	260,728
National Medical Care Co.	5,781	82,286
Northern Region Cement Co.	17,439	56,525
Qassim Cement Co.	1,837	39,662
Rabigh Refining & Petrochemical Co. (a)	13,507	49,757
Security Description	Shares	Value
Riyad Bank	157,995	$ 850,703
Sahara International Petrochemical Co.	26,583	122,726
Samba Financial Group	86,844	707,187
Saudi Airlines Catering Co.	4,009	82,390
Saudi Arabian Fertilizer Co.	25,578	549,522
Saudi Arabian Mining Co. (a)	41,436	447,318
Saudi Arabian Oil Co. (c)	230,178	2,147,412
Saudi Basic Industries Corp.	87,926	2,376,505
Saudi British Bank	64,706	426,360
Saudi Cement Co.	5,941	97,391
Saudi Ceramic Co. (a)	1,873	23,939
Saudi Chemical Co. Holding (a)	16,716	155,727
Saudi Co. For Hardware CJSC	5,311	82,392
Saudi Electricity Co.	89,964	510,778
Saudi Industrial Investment Group	16,632	121,473
Saudi Kayan Petrochemical Co. (a)	124,148	473,216
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	106,129
Saudi Public Transport Co. (a)	5,953	28,467
Saudi Real Estate Co. (a)	15,161	61,103
Saudi Research & Marketing Group (a)	4,483	93,804
Saudi Telecom Co.	63,988	1,807,956
Saudia Dairy & Foodstuff Co.	534	24,909
Savola Group	18,971	214,913
Seera Group Holding (a)	14,011	70,884
Southern Province Cement Co.	6,007	134,980
United Electronics Co.	5,677	130,894
United International Transportation Co.	1,592	16,125
Yamama Cement Co.	14,880	117,204
Yanbu Cement Co.	10,069	108,833
Yanbu National Petrochemical Co.	21,130	359,902
		22,143,800
SINGAPORE — 0.7%
Accordia Golf Trust	66,300	1,089
AEM Holdings, Ltd.	28,400	74,135
AIMS APAC REIT	50,300	47,573
ARA LOGOS Logistics Trust REIT	133,200	60,470
Ascendas India Trust	79,100	82,592
Ascendas Real Estate Investment Trust	347,074	782,568
Ascott Residence Trust	167,317	136,725
BOC Aviation, Ltd. (c)	21,300	184,051
BW LPG, Ltd. (c)	11,460	78,970
CapitaLand Integrated Commercial Trust REIT	506,288	827,437

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
CapitaLand Retail China Trust REIT	114,800	$ 120,737
CapitaLand, Ltd.	284,800	706,801
CDL Hospitality Trusts Stapled Security	71,300	68,514
City Developments, Ltd.	59,600	359,408
ComfortDelGro Corp., Ltd.	221,300	279,628
DBS Group Holdings, Ltd.	198,091	3,753,035
Eagle Hospitality Trust Unit (a)(d)	112,600	7,713
ESR-REIT	195,708	58,491
Far East Hospitality Trust Stapled Security	140,900	66,098
First Resources, Ltd.	50,200	48,618
Frasers Centrepoint Trust REIT	148,092	275,645
Frasers Hospitality Trust Stapled Security	135,000	53,626
Frasers Logistics & Commercial Trust REIT	285,139	304,200
Genting Singapore, Ltd.	773,000	497,144
Golden Agri-Resources, Ltd.	606,500	72,964
GuocoLand, Ltd.	27,500	31,835
IGG, Inc.	79,000	82,731
Kenon Holdings, Ltd.	1,959	57,657
Keppel Corp., Ltd.	173,900	707,889
Keppel DC REIT	133,400	283,626
Keppel Infrastructure Trust	573,500	236,490
Keppel Pacific Oak US REIT	76,700	52,923
Keppel REIT	186,200	157,791
Lendlease Global Commercial REIT	83,600	46,176
Manulife US Real Estate Investment Trust	204,200	152,129
Mapletree Commercial Trust REIT	272,368	438,954
Mapletree Industrial Trust REIT	177,400	387,914
Mapletree Logistics Trust REIT	312,049	474,572
Mapletree North Asia Commercial Trust REIT	240,400	176,437
NetLink NBN Trust	426,700	311,554
OUE Commercial Real Estate Investment Trust	194,900	56,775
OUE, Ltd.	121,100	109,953
Oversea-Chinese Banking Corp., Ltd.	362,312	2,757,809
Parkway Life Real Estate Investment Trust	51,200	149,922
Prime US REIT	43,900	34,681
Raffles Medical Group, Ltd.	84,876	63,899
Sasseur Real Estate Investment Trust	189,800	117,759
SATS, Ltd. (a)(b)	81,900	246,633
Sembcorp Industries, Ltd.	92,900	120,197
Sembcorp Marine, Ltd. (a)	1,457,331	157,680
Security Description	Shares	Value
Sheng Siong Group, Ltd.	61,200	$ 71,774
SIA Engineering Co., Ltd.	26,100	38,904
Singapore Airlines, Ltd. (a)	146,500	474,422
Singapore Exchange, Ltd.	88,100	618,596
Singapore Post, Ltd.	116,800	62,304
Singapore Press Holdings, Ltd. (b)	178,700	152,787
Singapore Technologies Engineering, Ltd.	166,900	482,396
Singapore Telecommunications, Ltd.	894,700	1,563,770
Soilbuild Business Space REIT	183,900	74,442
SPH REIT	70,500	45,074
Starhill Global REIT	183,300	70,039
StarHub, Ltd.	54,800	54,317
Suntec Real Estate Investment Trust	238,200	268,542
United Overseas Bank, Ltd.	128,893	2,203,074
UOL Group, Ltd.	49,233	287,206
Venture Corp., Ltd.	30,300	445,221
Wing Tai Holdings, Ltd.	35,900	52,968
Yoma Strategic Holdings, Ltd. (a)(b)	306,500	67,253
		23,395,307
SOUTH AFRICA — 1.1%
Absa Group, Ltd.	89,360	729,176
AECI, Ltd.	9,970	59,051
African Rainbow Minerals, Ltd.	12,579	224,292
Allied Electronics Corp., Ltd. Class A	22,953	17,048
Anglo American Platinum, Ltd.	6,612	649,620
Anglo American PLC	134,888	4,470,416
Aspen Pharmacare Holdings, Ltd. (a)	41,881	357,459
Astral Foods, Ltd.	3,513	33,363
AVI, Ltd.	32,809	163,545
Barloworld, Ltd.	19,472	120,766
Bid Corp., Ltd.	34,259	613,473
Bidvest Group, Ltd.	39,038	417,309
Capitec Bank Holdings, Ltd. (a)	8,493	828,355
Clicks Group, Ltd.	26,819	461,330
Coronation Fund Managers, Ltd.	19,084	56,088
DataTec, Ltd. (a)	38,866	64,959
Dis-Chem Pharmacies, Ltd. (a)(c)	31,283	44,745
Discovery, Ltd.	41,160	430,241
DRDGOLD, Ltd.	44,155	54,019
Equites Property Fund, Ltd. REIT	80,348	95,015
Exxaro Resources, Ltd.	35,745	338,012
FirstRand, Ltd.	503,178	1,748,427
Fortress REIT, Ltd. Class A,	115,468	107,302

See accompanying notes to financial statements.
128

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Foschini Group, Ltd. (a)	34,541	$ 240,585
Gold Fields, Ltd.	96,518	903,956
Growthpoint Properties, Ltd. REIT	324,240	277,471
Harmony Gold Mining Co., Ltd. (a)	55,446	270,270
Impala Platinum Holdings, Ltd.	86,178	1,184,535
Imperial Logistics, Ltd.	47,957	121,943
Investec PLC	72,538	185,719
Investec Property Fund, Ltd. REIT	58,715	36,415
Investec, Ltd.	34,578	86,252
JSE, Ltd.	20,858	159,750
KAP Industrial Holdings, Ltd. (a)	705,488	151,772
Kumba Iron Ore, Ltd.	6,528	276,790
Liberty Holdings, Ltd.	15,761	66,504
Life Healthcare Group Holdings, Ltd. (a)	124,734	142,832
Momentum Metropolitan Holdings	83,371	89,451
Motus Holdings, Ltd.	19,611	74,766
Mr. Price Group, Ltd.	36,746	426,905
MTN Group, Ltd. (b)	183,058	750,116
MultiChoice Group, Ltd.	46,114	420,681
Naspers, Ltd. Class N	46,971	9,655,137
Nedbank Group, Ltd.	39,239	345,888
Netcare, Ltd.	112,609	95,829
Ninety One, Ltd.	17,289	51,789
Northam Platinum, Ltd. (a)	36,449	519,933
Oceana Group, Ltd.	11,307	49,458
Old Mutual, Ltd. (e)	156,832	126,950
Old Mutual, Ltd. (b)(e)	315,585	257,366
Pick n Pay Stores, Ltd.	29,885	102,256
PSG Group, Ltd.	17,508	71,373
Rand Merchant Investment Holdings, Ltd.	71,980	157,056
Redefine Properties, Ltd. REIT	565,715	128,250
Remgro, Ltd.	57,126	374,131
Resilient REIT, Ltd.	34,728	100,008
Reunert, Ltd.	15,137	37,305
Royal Bafokeng Platinum, Ltd. (a)	14,538	64,709
Sanlam, Ltd.	207,751	830,933
Santam, Ltd.	4,350	75,452
Sappi, Ltd. (a)	57,092	127,564
Sasol, Ltd. (a)	69,231	631,239
Shoprite Holdings, Ltd.	51,341	489,336
Sibanye Stillwater, Ltd.	245,232	1,001,714
SPAR Group, Ltd.	20,791	268,282
Standard Bank Group, Ltd.	136,794	1,183,476
Steinhoff International Holdings NV (a)(b)	418,971	29,664
Super Group, Ltd. (a)	99,955	159,302
Telkom SA SOC, Ltd.	39,144	81,839
Security Description	Shares	Value
Tiger Brands, Ltd.	17,906	$ 253,777
Transaction Capital, Ltd.	44,692	75,730
Truworths International, Ltd.	45,425	113,959
Vodacom Group, Ltd.	66,959	567,035
Vukile Property Fund, Ltd. REIT	94,716	51,586
Wilson Bayly Holmes-Ovcon, Ltd. (a)	5,617	34,852
Woolworths Holdings, Ltd.	107,437	289,205
		36,353,107
SOUTH KOREA — 4.2%
ABLBio, Inc. (a)	2,537	72,633
Ace Technologies Corp. (a)	3,286	82,127
AfreecaTV Co., Ltd.	572	31,857
Ahnlab, Inc.	2,297	161,126
Alteogen, Inc. (a)	1,964	324,893
Amicogen, Inc. (a)	3,467	122,556
Amorepacific Corp. (a)	3,822	724,783
AMOREPACIFIC Group (a)	2,522	127,458
Ananti, Inc. (a)	6,092	45,257
Asiana Airlines, Inc. (a)	32,507	125,982
BGF retail Co., Ltd. (a)	795	99,165
BH Co., Ltd.	730	14,751
Binex Co., Ltd. (a)	5,433	132,787
BNK Financial Group, Inc.	27,622	144,429
Boditech Med, Inc.	1,505	32,835
Boryung Pharmaceutical Co., Ltd.	2,543	44,596
Bukwang Pharmaceutical Co., Ltd.	3,983	103,031
Cellivery Therapeutics, Inc. (a)	574	99,445
Celltrion Healthcare Co., Ltd. (a)	8,072	1,211,209
Celltrion Pharm, Inc. (a)	1,773	389,430
Celltrion, Inc. (a)	10,484	3,464,748
Chabiotech Co., Ltd. (a)	3,560	65,707
Cheil Worldwide, Inc. (a)	7,506	142,340
Chong Kun Dang Pharmaceutical Corp.	637	132,818
Chunbo Co., Ltd.	931	156,324
CJ CGV Co., Ltd. (a)	2,246	52,103
CJ CheilJedang Corp. (a)	942	330,389
CJ Corp. (a)	1,354	114,796
CJ ENM Co., Ltd. (a)	1,018	130,729
CJ Logistics Corp. (a)	1,096	166,978
CMG Pharmaceutical Co., Ltd. (a)	11,128	59,210
Com2uSCorp	2,104	308,540
Cosmax, Inc.	682	62,468
Coway Co., Ltd. (a)	6,030	403,554
CrystalGenomics, Inc. (a)	7,875	129,764
CS Wind Corp.	1,417	230,884
Daejoo Electronic Materials Co., Ltd. (a)	1,149	49,131
Daelim Industrial Co., Ltd.	2,706	206,755

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Daesang Corp.	4,987	$ 119,591
Daewoo Engineering & Construction Co., Ltd. (a)	24,328	111,641
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,568	89,997
Daewoong Co., Ltd. (a)	2,154	99,739
Daewoong Pharmaceutical Co., Ltd.	429	65,162
Daou Technology, Inc.	6,450	130,033
DB HiTek Co., Ltd.	3,213	150,845
DB Insurance Co., Ltd. (a)	5,525	222,516
DGB Financial Group, Inc. (a)	15,300	95,634
DIO Corp. (a)	4,286	124,875
Dong-A Socio Holdings Co., Ltd. (a)	363	40,935
Dong-A ST Co., Ltd. (a)	542	44,206
Dongjin Semichem Co., Ltd. (a)	5,592	187,893
DongKook Pharmaceutical Co., Ltd. (a)	4,240	114,167
Dongsuh Cos., Inc. (a)	2,706	84,570
Doosan Bobcat, Inc. (a)	4,079	111,334
Doosan Fuel Cell Co., Ltd. (a)	2,353	115,885
Doosan Heavy Industries & Construction Co., Ltd. (a)	20,537	255,224
Doosan Infracore Co., Ltd. (a)	12,565	91,609
DoubleUGames Co., Ltd. (a)	843	46,717
Douzone Bizon Co., Ltd. (a)	2,524	241,642
Ecopro BM Co., Ltd.	744	116,500
Ecopro Co., Ltd.	3,500	160,131
E-MART, Inc. (a)	2,133	297,477
Enzychem Lifesciences Corp. (a)	1,168	113,327
Eo Technics Co., Ltd. (a)	1,483	159,727
Eubiologics Co., Ltd. (a)	2,973	58,294
Eugene Technology Co., Ltd.	1,603	49,213
F&F Co., Ltd. (a)	610	47,394
Feelux Co., Ltd. (a)	7,699	29,023
Fila Holdings Corp. (a)	5,207	209,469
Foosung Co., Ltd. (a)	13,563	147,329
GemVax & Kael Co., Ltd. (a)	2,866	63,056
Geneonelifescience, Inc. (a)	4,103	81,395
Genexine, Inc. (a)	2,807	321,191
Grand Korea Leisure Co., Ltd.	3,328	51,162
Green Cross Corp.	529	197,712
Green Cross Holdings Corp. (a)	5,248	200,490
GS Engineering & Construction Corp. (a)	5,552	193,193
GS Holdings Corp. (a)	5,913	204,394
GS Home Shopping, Inc. (a)	344	44,017
GS Retail Co., Ltd. (a)	3,570	113,216
G-treeBNT Co., Ltd. (a)	2,091	56,207
Security Description	Shares	Value
Hana Financial Group, Inc.	32,382	$ 1,028,426
Hana Tour Service, Inc.	978	50,417
Hanall Biopharma Co., Ltd. (a)	2,599	89,720
Hankook Shell Oil Co., Ltd.	332	79,004
Hankook Tire & Technology Co., Ltd. (a)	8,351	302,890
Hanmi Pharm Co., Ltd. (a)	628	211,877
Hanon Systems	20,102	300,707
Hansol Chemical Co., Ltd. (a)	1,234	223,217
Hansol Paper Co., Ltd.	6,147	78,372
Hanssem Co., Ltd. (a)	2,499	240,399
Hanwha Aerospace Co., Ltd. (a)	4,757	124,804
Hanwha Corp. (a)	3,640	94,828
Hanwha Life Insurance Co., Ltd. (a)	31,079	69,808
Hanwha Solutions Corp. (a)	13,246	584,078
HDC Hyundai Development Co-Engineering & Construction Class E (a)	3,261	78,350
Helixmith Co., Ltd. (a)	3,206	97,393
Hite Jinro Co., Ltd.	2,855	83,708
HLB Life Science Co., Ltd. (a)	4,660	116,682
HLB, Inc. (a)	4,748	404,299
HMM Co., Ltd. (a)	32,104	412,272
Hotel Shilla Co., Ltd. (a)	3,574	270,773
Huchems Fine Chemical Corp. (a)	1,984	46,847
Hugel, Inc. (a)	1,296	224,053
Hyosung Chemical Corp. (a)	809	116,550
Hyosung Corp. (a)	858	60,344
Hyosung TNC Co., Ltd. (a)	279	54,192
Hyundai Autoever Corp.	571	64,916
Hyundai Bioscience Co., Ltd. (a)	4,204	113,005
Hyundai Department Store Co., Ltd. (a)	1,309	86,038
Hyundai Elevator Co., Ltd. (a)	2,938	107,372
Hyundai Engineering & Construction Co., Ltd. (a)	7,969	274,730
Hyundai Glovis Co., Ltd. (a)	2,005	339,612
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,006	262,544
Hyundai Home Shopping Network Corp. (a)	629	47,191
Hyundai Marine & Fire Insurance Co., Ltd. (a)	5,728	119,960
Hyundai Mipo Dockyard Co., Ltd. (a)	2,168	95,797
Hyundai Mobis Co., Ltd. (a)	7,597	1,786,830
Hyundai Motor Co. (a)	16,831	2,974,825
Hyundai Motor Co. Preference Shares (a)(e)	3,845	317,143
Hyundai Motor Co. Preference Shares (a)(e)	2,761	224,936

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Hyundai Rotem Co., Ltd. (a)	7,810	$ 123,660
Hyundai Steel Co. (a)	8,186	298,413
Hyundai Wia Corp. (a)	1,507	74,219
Iljin Materials Co., Ltd.	2,086	97,742
Ilyang Pharmaceutical Co., Ltd. (a)	1,234	74,747
Industrial Bank of Korea	28,125	228,873
Innocean Worldwide, Inc. (a)	814	44,660
IS Dongseo Co., Ltd. (a)	3,285	161,483
JB Financial Group Co., Ltd. (a)	11,582	60,133
JYP Entertainment Corp. (a)	4,449	157,269
Kakao Corp.	6,223	2,231,298
Kangwon Land, Inc. (a)	11,437	247,417
KB Financial Group, Inc.	44,995	1,797,646
KCC Corp.	576	104,722
KEPCO Plant Service & Engineering Co., Ltd. (a)	2,035	55,638
Kia Motors Corp. (a)	28,418	1,632,407
KIWOOM Securities Co., Ltd.	2,328	271,096
KMW Co., Ltd. (a)	2,663	197,831
Koentec Co., Ltd.	12,880	111,809
Koh Young Technology, Inc. (a)	1,079	104,294
Kolmar BNH Co., Ltd. (a)	790	37,744
Kolmar Korea Co., Ltd. (a)	1,275	59,742
Kolon Industries, Inc. (a)	1,620	61,218
Komipharm International Co., Ltd. (a)	4,676	57,896
Korea Aerospace Industries, Ltd. (a)	7,786	184,920
Korea Electric Power Corp.	30,559	770,797
Korea Gas Corp. (a)	2,420	68,837
Korea Investment Holdings Co., Ltd. (a)	3,949	287,187
Korea Petrochemical Ind Co., Ltd. (a)	507	107,346
Korea Real Estate Investment & Trust Co., Ltd. (a)	40,468	75,251
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	3,817	381,243
Korea United Pharm, Inc. (a)	955	58,374
Korea Zinc Co., Ltd. (a)	874	323,033
Korean Air Lines Co., Ltd. (a)	9,253	231,687
Korean Reinsurance Co. (a)	8,166	59,311
KT&G Corp. (a)	12,586	962,806
Kuk-il Paper Manufacturing Co., Ltd. (a)	9,131	43,709
Kumho Petrochemical Co., Ltd. (a)	1,926	257,084
Kwang Dong Pharmaceutical Co., Ltd. (a)	12,503	117,975
L&C Bio Co., Ltd.	1,326	42,113
L&F Co., Ltd. (a)	3,082	202,856
LEENO Industrial, Inc.	896	111,350
LegoChem Biosciences, Inc. (a)	2,417	155,971
Security Description	Shares	Value
LG Chem, Ltd. (a)	5,136	$ 3,895,852
LG Chem, Ltd. Preference Shares (a)	786	276,037
LG Corp. (a)	11,329	912,536
LG Display Co., Ltd.	25,728	439,339
LG Electronics, Inc.	11,472	1,425,684
LG Hausys, Ltd.	1,772	127,236
LG Household & Health Care, Ltd. (a)	1,001	1,492,792
LG Household & Health Care, Ltd. Preference Shares (a)	184	121,617
LG Innotek Co., Ltd. (a)	1,707	286,779
LG International Corp. (a)	14,247	323,944
LG Uplus Corp. (a)	23,441	253,550
Lock&Lock Co., Ltd. (a)	10,907	101,911
Lotte Chemical Corp. (a)	1,831	465,209
Lotte Corp. (a)	2,576	83,709
LOTTE Fine Chemical Co., Ltd. (a)	1,634	83,031
LOTTE Reit Co., Ltd.	9,193	45,275
Lotte Shopping Co., Ltd. (a)	983	92,753
Lotte Tour Development Co., Ltd. (a)	3,330	45,982
LS Corp. (a)	1,645	108,122
LS Electric Co., Ltd. (a)	1,393	80,915
Mando Corp. (a)	5,035	272,538
Mcnex Co., Ltd.	1,909	70,997
Medipost Co., Ltd. (a)	1,600	50,962
MedPacto, Inc. (a)	1,028	111,383
Medy-Tox, Inc.	541	87,154
MegaStudyEdu Co., Ltd.	453	16,263
Meritz Fire & Marine Insurance Co., Ltd. (a)	4,627	62,187
Meritz Securities Co., Ltd. (a)	69,541	234,620
Mezzion Pharma Co., Ltd. (a)	617	99,851
Mirae Asset Daewoo Co., Ltd. (a)	47,797	415,358
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	102,120
Naturecell Co., Ltd. (a)	12,479	117,748
NAVER Corp. (a)	13,402	3,608,658
NCSoft Corp. (a)	1,796	1,539,240
NEPES Corp. (a)	1,564	61,189
Netmarble Corp. (a)(c)	2,574	311,591
NH Investment & Securities Co., Ltd. (a)	14,985	155,878
NHN Corp. (a)	885	60,776
NHN KCP Corp. (a)	1,369	86,327
NICE Information Service Co., Ltd. (a)	10,100	230,581
NKMax Co., Ltd. (a)	9,231	178,451
NongShim Co., Ltd. (a)	521	143,883
OCI Co., Ltd. (a)	1,629	139,461
Orion Corp/Republic of Korea (a)	2,349	268,136
Oscotec, Inc. (a)	4,726	285,396
Osstem Implant Co., Ltd. (a)	1,153	54,131

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Ottogi Corp. (a)	114	$ 60,552
Pan Ocean Co., Ltd. (a)	24,680	114,051
Paradise Co., Ltd. (a)	4,113	57,930
Partron Co., Ltd.	11,769	121,341
Pearl Abyss Corp. (a)	605	144,971
Pharmicell Co., Ltd. (a)	11,563	184,148
PI Advanced Materials Co., Ltd. (a)	1,584	53,952
Poongsan Corp. (a)	1,946	50,070
POSCO	8,414	2,106,792
POSCO Chemtech Co., Ltd.	2,247	215,123
Posco International Corp. (a)	6,646	89,017
RFHIC Corp. (a)	1,181	48,542
S&S Tech Corp. (a)	1,616	64,711
S&T Motiv Co., Ltd.	938	42,656
S-1 Corp. (a)	1,546	120,970
Sam Chun Dang Pharm Co., Ltd. (a)	2,749	207,763
SAM KANG M&T Co., Ltd. (a)	5,577	110,123
Samsung Biologics Co., Ltd. (a)(c)	1,767	1,343,590
Samsung C&T Corp. (a)	9,098	1,155,780
Samsung Card Co., Ltd. (a)	3,804	113,808
Samsung Electro-Mechanics Co., Ltd. (a)	6,047	990,855
Samsung Electronics Co., Ltd. Preference Shares	91,589	6,205,422
Samsung Electronics Co., Ltd.	526,697	39,273,181
Samsung Engineering Co., Ltd. (a)	16,699	203,684
Samsung Fire & Marine Insurance Co., Ltd. (a)	3,633	627,071
Samsung Heavy Industries Co., Ltd. (a)	51,399	333,102
Samsung Life Insurance Co., Ltd. (a)	8,580	624,761
Samsung SDI Co., Ltd.	5,984	3,459,405
Samsung SDS Co., Ltd. (a)	4,063	667,629
Samsung Securities Co., Ltd. (a)	7,238	269,518
Samwha Capacitor Co., Ltd. (a)	848	51,444
Sangsangin Co., Ltd. (a)	7,698	45,495
Seegene, Inc.	2,072	368,127
Seojin System Co., Ltd. (a)	2,971	138,390
Seoul Semiconductor Co., Ltd. (a)	9,084	171,846
SFA Engineering Corp. (a)	1,624	57,706
Shin Poong Pharmaceutical Co., Ltd. (a)	3,440	392,672
Shinhan Financial Group Co., Ltd.	48,958	1,444,448
Shinsegae International, Inc. (a)	226	33,599
Shinsegae, Inc. (a)	786	173,292
Shinsung E&G Co., Ltd. (a)	13,547	42,899
Security Description	Shares	Value
Silicon Works Co., Ltd. (a)	1,216	$ 65,149
SillaJen, Inc. (a)(d)	6,523	54,493
SK Biopharmaceuticals Co., Ltd. (a)	1,500	233,361
SK Chemicals Co., Ltd. (a)	823	297,365
SK Discovery Co., Ltd. (a)	2,244	135,718
SK Holdings Co., Ltd.	4,028	891,774
SK Hynix, Inc.	60,699	6,621,404
SK Innovation Co., Ltd. (a)	5,989	1,047,510
SK Materials Co., Ltd.	429	141,302
SK Networks Co., Ltd. (a)	13,470	60,201
SK Telecom Co., Ltd.	4,637	1,015,931
SKC Co., Ltd.	1,867	161,556
SM Entertainment Co., Ltd. (a)	1,656	45,352
S-Oil Corp. (a)	4,845	308,639
Solid, Inc. (a)	4,788	49,365
Solus Advanced Materials Co, Ltd. (a)	1,317	60,073
Soulbrain Co., Ltd. (a)	458	114,806
Soulbrain Holdings Co., Ltd. (a)	567	23,540
ST Pharm Co., Ltd. (a)	2,098	200,472
Suheung Co., Ltd. (a)	2,578	121,033
Taeyoung Engineering & Construction Co., Ltd. (a)	1,805	19,607
Telcon RF Pharmaceutical, Inc. (a)	8,430	47,027
Tesna, Inc. (a)	1,124	58,150
Tokai Carbon Korea Co., Ltd.	499	57,557
TY Holdings Co., Ltd. (a)	1,741	44,394
Unison Co., Ltd. (a)	11,442	51,612
Value Added Technology Co., Ltd. (a)	3,331	68,840
Vieworks Co., Ltd.	3,440	96,110
Webzen, Inc. (a)	4,173	132,915
WONIK IPS Co., Ltd. (a)	5,486	223,470
Woori Financial Group, Inc.	65,986	591,037
YG Entertainment, Inc. (a)	2,609	107,357
Youngone Corp. (a)	2,057	60,027
Yuhan Corp. (a)	5,675	392,334
Yungjin Pharmaceutical Co., Ltd. (a)	22,295	165,011
Zinus, Inc. (a)	787	74,621
		135,995,137
SPAIN — 1.5%
Acciona SA (b)	2,369	338,265
Acerinox SA	17,523	193,691
ACS Actividades de Construccion y Servicios SA (b)	28,587	949,642
Aedas Homes SA (a)(c)	1,963	50,679
Aena SME SA (a)(c)	7,564	1,316,051
Almirall SA	10,710	143,098
Amadeus IT Group SA	48,907	3,564,080
AmRest Holdings SE (a)	7,136	53,051

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Applus Services SA (a)	12,354	$ 136,344
Banco Bilbao Vizcaya Argentaria SA	723,878	3,573,803
Banco de Sabadell SA	610,874	264,592
Banco Santander SA (a)	1,878,018	5,831,940
Bankia SA	125,411	222,344
Bankinter SA	68,461	370,578
Befesa SA (c)	3,480	220,136
CaixaBank SA	411,301	1,057,323
Cellnex Telecom SA (c)	33,942	2,039,940
Cia de Distribucion Integral Logista Holdings SA	5,693	110,476
CIE Automotive SA	7,659	206,728
Construcciones y Auxiliar de Ferrocarriles SA (a)	1,714	82,314
Corp. Financiera Alba SA	1,589	75,727
Distribuidora Internacional de Alimentacion SA (a)(b)	401,966	56,314
Ebro Foods SA	7,072	163,887
eDreams ODIGEO SA (a)(b)	11,015	55,999
Enagas SA	25,422	558,803
Ence Energia y Celulosa SA (a)	12,316	51,160
Endesa SA (b)	34,077	931,881
Euskaltel SA (c)	8,122	86,955
Faes Farma SA	22,047	94,145
Ferrovial SA	53,454	1,478,122
Fluidra SA	4,447	113,992
Fomento de Construcciones y Contratas SA	9,168	98,714
Gestamp Automocion SA (c)	33,976	164,040
Global Dominion Access SA (c)	10,388	47,791
Grifols SA	34,322	1,002,833
Grupo Catalana Occidente SA	3,630	129,469
Iberdrola SA	654,906	9,375,329
Indra Sistemas SA (a)	12,047	102,886
Industria de Diseno Textil SA	118,422	3,773,072
Inmobiliaria Colonial Socimi SA REIT	30,167	296,209
Lar Espana Real Estate Socimi SA REIT	11,653	66,585
Liberbank SA (a)	179,722	55,415
Mapfre SA	127,893	249,278
Mediaset Espana Comunicacion SA (a)	14,887	77,596
Melia Hotels International SA (a)	10,443	73,087
Merlin Properties Socimi SA REIT	38,387	365,414
Naturgy Energy Group SA	35,641	826,818
Neinor Homes SA (a)(c)	7,187	95,851
Pharma Mar SA (b)	1,592	138,300
Prosegur Cash SA (c)	40,918	40,052
Prosegur Cia de Seguridad SA	36,398	108,576
Security Description	Shares	Value
Red Electrica Corp. SA	49,670	$ 1,019,479
Repsol SA	159,014	1,605,133
Sacyr SA	39,799	98,366
Siemens Gamesa Renewable Energy SA	25,734	1,041,899
Solaria Energia y Medio Ambiente SA (a)	9,631	278,574
Talgo SA (a)(c)	12,764	64,578
Tecnicas Reunidas SA (a)	2,480	32,832
Telefonica SA	549,170	2,180,434
Unicaja Banco SA (a)(b)(c)	73,212	64,049
Viscofan SA	4,119	292,561
Zardoya Otis SA	20,430	143,234
		48,300,514
SWEDEN — 2.4%
Sinch AB (a)(c)	3,875	632,264
AAK AB	20,531	414,992
AcadeMedia AB (c)	15,147	156,772
Adapteo Oyj (a)	6,042	70,113
AddTech AB Class B	27,760	368,441
AF POYRY AB (a)	10,381	317,527
Alfa Laval AB (a)	33,959	935,753
Alimak Group AB (c)	6,075	96,904
Ambea AB (a)(c)	7,348	58,247
Arjo AB Class B	22,985	175,902
Assa Abloy AB Class B	109,834	2,708,219
Atlas Copco AB Class A	73,048	3,745,550
Atlas Copco AB Class B	42,761	1,917,660
Atrium Ljungberg AB Class B	4,091	86,079
Attendo AB (a)(c)	18,258	98,665
Avanza Bank Holding AB	15,667	444,492
Axfood AB	10,865	253,747
Bactiguard Holding AB (a)	1,927	33,554
Beijer Ref AB	7,727	354,146
Betsson AB	15,247	136,828
BHG Group AB (a)	8,600	187,235
Bilia AB Class A (a)	10,517	129,853
BillerudKorsnas AB	19,089	338,312
BioArctic AB (a)(c)	3,632	42,191
BioGaia AB Class B	1,663	108,740
Biotage AB (a)	5,013	84,847
Boliden AB	29,217	1,036,686
Bonava AB Class B (a)	9,858	94,468
BoneSupport Holding AB (a)(c)	5,159	48,747
Boozt AB (a)(c)	10,974	249,611
Bravida Holding AB (c)	21,892	291,892
Bufab AB (a)	6,983	165,295
Bure Equity AB	4,779	170,850
Calliditas Therapeutics AB Class B (a)	2,965	50,400
Camurus AB (a)	6,510	147,757
Cantargia AB (a)	9,258	72,147
Castellum AB	24,829	630,963
Catena AB	4,150	194,550
Cellavision AB (a)	1,868	69,829

See accompanying notes to financial statements.
133

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
CELLINK AB Class B (a)	2,364	$ 67,501
Cibus Nordic Real Estate AB	6,949	141,814
Clas Ohlson AB Class B (a)	7,371	70,366
Cloetta AB Class B	28,896	86,274
Collector AB (a)(b)	28,130	83,062
Coor Service Management Holding AB (a)(c)	8,780	77,402
Creades AB Class A	482	55,345
Dios Fastigheter AB	9,118	85,267
Dometic Group AB (a)(c)	31,601	419,228
Duni AB (a)	3,551	46,611
Dustin Group AB (c)	10,657	83,049
Electrolux AB Class B	24,891	579,953
Electrolux Professional AB Class B (a)	18,389	104,299
Elekta AB Class B	40,390	543,202
Embracer Group AB (a)	24,874	595,458
Epiroc AB Class A	71,076	1,295,155
Epiroc AB Class B	42,734	723,286
EQT AB (b)	26,107	668,844
Essity AB Class B	66,689	2,147,840
Evolution Gaming Group AB (c)	20,390	2,072,629
Fabege AB	27,030	425,730
Fastighets AB Balder Class B (a)	10,485	547,579
Fingerprint Cards AB Class B (a)	31,312	66,379
Fortnox AB	5,233	294,703
GARO AB (a)	603	46,624
Getinge AB Class B	25,065	586,296
Granges AB (a)(b)	14,369	175,314
Hansa Biopharma AB (a)	5,880	172,121
Hennes & Mauritz AB Class B (a)	88,035	1,843,766
Hexagon AB Class B	30,841	2,815,761
Hexpol AB	28,637	306,854
HMS Networks AB (a)	2,574	81,490
Holmen AB Class B	10,293	493,309
Hufvudstaden AB Class A	11,937	197,968
Husqvarna AB Class B	46,569	603,905
ICA Gruppen AB	10,413	520,995
Industrivarden AB Class A (a)	11,533	385,063
Industrivarden AB Class C (a)	19,084	616,958
Indutrade AB (a)	27,780	596,019
Instalco AB	3,853	117,759
Intrum AB (b)	6,544	172,753
Investment AB Latour Class B	15,329	372,747
Investment AB Oresund	2,989	45,276
Investor AB Class B	49,913	3,641,728
INVISIO Communications AB	4,200	127,853
Inwido AB (a)	4,681	68,683
JM AB	6,004	212,451
John Mattson Fastighetsforetagen AB (a)	3,703	61,232
Karo Pharma AB (a)	17,994	115,029
Security Description	Shares	Value
Kinnevik AB Class B	25,865	$ 1,308,596
Klovern AB Class B (b)	52,490	99,323
KNOW IT AB (a)	2,060	78,135
Kungsleden AB	20,343	223,183
L E Lundbergforetagen AB Class B (a)	9,305	499,209
LeoVegas AB (c)	19,551	83,084
Lifco AB Class B	4,519	434,151
Lime Technologies AB	946	46,940
Lindab International AB	8,991	186,552
Loomis AB	7,725	212,771
Lundin Energy AB	20,366	551,274
Mekonomen AB (a)	8,779	97,383
MIPS AB	4,306	270,025
Modern Times Group MTG AB Class B (a)	8,909	159,141
Munters Group AB (a)(c)	17,152	173,346
Mycronic AB (b)	7,989	238,720
NCC AB Class B	8,969	163,816
Nibe Industrier AB Class B	33,633	1,104,507
Nobia AB (a)	16,815	134,826
Nobina AB (a)(c)	12,721	107,344
Nolato AB Class B (a)	2,162	219,029
Nordic Entertainment Group AB Class B (a)	7,214	402,840
Nyfosa AB (a)	17,984	179,456
Oncopeptides AB (a)(c)	5,199	107,429
Pandox AB (a)	10,139	179,260
Paradox Interactive AB	5,166	161,034
Peab AB Class B (a)	20,077	219,165
Platzer Fastigheter Holding AB Class B	6,400	83,696
PowerCell Sweden AB (a)	3,453	136,732
Ratos AB Class B	39,105	183,227
Recipharm AB Class B (a)	8,507	227,266
Resurs Holding AB (a)(c)	13,518	74,071
Saab AB Class B (a)(b)	8,711	254,036
Sagax AB Class D	13,000	50,733
Samhallsbyggnadsbolaget i Norden AB (b)	99,213	346,232
Samhallsbyggnadsbolaget i Norden AB Class D (b)	13,235	48,508
Sandvik AB (a)	122,808	3,010,180
SAS AB (a)	395,212	87,824
Scandi Standard AB (a)	10,379	86,949
Scandic Hotels Group AB (a)(b)(c)	16,583	70,269
Sdiptech AB Class B (a)	2,220	62,173
Securitas AB Class B	34,062	550,588
Sedana Medical AB (a)	1,478	61,729
Skandinaviska Enskilda Banken AB Class A (a)	177,043	1,821,619
Skanska AB Class B	36,029	919,968
SKF AB Class B	41,727	1,084,260
SkiStar AB (a)	6,323	82,227
SSAB AB Class A (a)	51,377	183,298
SSAB AB Class B (a)	67,591	215,467

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Stillfront Group AB (a)	32,010	$ 389,769
Storytel AB (a)	6,381	209,785
Svenska Cellulosa AB SCA Class B (a)	65,345	1,140,199
Svenska Handelsbanken AB Class A (a)	170,490	1,714,750
Svolder AB Class B	2,235	53,177
Sweco AB Class B	20,625	379,221
Swedbank AB Class A (a)	99,238	1,741,503
Swedish Match AB	17,774	1,380,358
Swedish Orphan Biovitrum AB (a)	19,916	402,804
Tele2 AB Class B	54,723	723,639
Telefonaktiebolaget LM Ericsson Class B	319,845	3,802,676
Telia Co. AB	262,117	1,083,889
Thule Group AB (a)(c)	11,458	429,158
Tobii AB (a)	20,023	137,996
Trelleborg AB Class B (a)	26,581	590,685
Troax Group AB	7,112	166,444
Vitrolife AB (a)	6,363	167,200
Volvo AB Class B (a)	160,408	3,785,313
Wallenstam AB Class B	16,601	263,997
Wihlborgs Fastigheter AB	15,160	342,240
Xvivo Perfusion AB (a)	4,152	158,748
		79,124,300
SWITZERLAND — 5.7%
ABB, Ltd.	201,951	5,645,352
Adecco Group AG	16,576	1,109,380
Alcon, Inc. (a)	53,881	3,586,581
Allreal Holding AG	1,506	346,706
ALSO Holding AG	662	189,474
APG SGA SA (a)	139	31,041
Arbonia AG (a)	6,222	99,670
Aryzta AG (a)	102,583	79,147
Ascom Holding AG (a)	3,750	55,574
Autoneum Holding AG (a)	289	52,834
Bachem Holding AG Class B	593	265,322
Baloise Holding AG	4,955	882,869
Banque Cantonale Vaudoise	3,190	347,528
Barry Callebaut AG	323	768,813
Basilea Pharmaceutica AG (a)	1,356	81,533
Belimo Holding AG	57	495,232
Bell Food Group AG	199	53,693
BKW AG	2,176	244,198
Bobst Group SA (b)	1,422	85,984
Bossard Holding AG Class A	975	196,776
Bucher Industries AG	786	360,656
Burckhardt Compression Holding AG (b)	438	152,119
Burkhalter Holding AG	433	32,379
Cembra Money Bank AG	3,472	421,063
Chocoladefabriken Lindt & Spruengli AG (e)	116	1,132,507
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (e)	11	$ 1,100,062
Cie Financiere Richemont SA	57,202	5,182,121
Clariant AG	23,053	490,817
Coca-Cola HBC AG	21,946	713,078
Coltene Holding AG	945	91,940
Comet Holding AG	901	202,023
Conzzeta AG	173	212,935
Credit Suisse Group AG	268,229	3,459,257
Daetwyler Holding AG	907	263,702
DKSH Holding AG	3,979	299,567
dormakaba Holding AG	337	191,575
Dufry AG (a)	6,992	439,635
EFG International AG	8,065	52,918
Emmi AG	221	227,888
EMS-Chemie Holding AG	875	844,363
Flughafen Zurich AG (a)	2,056	363,077
Forbo Holding AG	111	190,619
Galenica AG (c)	4,895	326,721
GAM Holding AG (a)	19,107	46,776
Geberit AG	4,046	2,536,674
Georg Fischer AG	468	603,564
Givaudan SA	1,012	4,270,332
Gurit Holding AG	85	238,475
Helvetia Holding AG	4,067	429,728
Huber + Suhner AG	1,498	118,457
Idorsia, Ltd. (a)	11,587	334,521
Implenia AG	1,966	53,468
Inficon Holding AG	220	201,097
Interroll Holding AG	79	240,856
Intershop Holding AG	132	91,838
IWG PLC (a)	79,365	372,331
Julius Baer Group, Ltd.	24,525	1,414,984
Kardex Holding AG	794	173,899
Komax Holding AG (a)	565	112,687
Kuehne + Nagel International AG	5,917	1,344,119
LafargeHolcim, Ltd. (e)	49,049	2,697,848
LafargeHolcim, Ltd. (e)	8,321	454,589
Landis+Gyr Group AG	2,261	177,514
LEM Holding SA	58	113,382
Leonteq AG	942	37,352
Logitech International SA	17,932	1,742,992
Lonza Group AG	8,160	5,250,759
Medacta Group SA (a)(c)	1,306	129,425
Medartis Holding AG (a)(c)	425	22,357
Mediclinic International PLC	45,822	176,634
Metall Zug AG Class B	20	33,939
Meyer Burger Technology AG (a)	231,890	88,354
Mobilezone Holding AG	8,564	97,658
Mobimo Holding AG	680	220,012
Molecular Partners AG (a)	1,967	46,174
Nestle SA	321,711	37,945,120
Novartis AG	243,310	23,024,924
OC Oerlikon Corp. AG	21,006	217,439

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Orior AG	1,109	$ 94,597
Partners Group Holding AG	2,046	2,407,195
PSP Swiss Property AG	4,929	659,653
Relief Therapeutics Holding, Inc. (a)	195,898	59,615
Rieter Holding AG	687	75,155
Roche Holding AG	76,988	26,912,486
Schindler Holding AG (e)	4,462	1,204,404
Schindler Holding AG (e)	2,151	580,121
Schweiter Technologies AG	124	204,808
Sensirion Holding AG (a)(c)	883	57,238
SFS Group AG	1,739	206,567
SGS SA	664	2,005,634
Siegfried Holding AG	400	294,813
SIG Combibloc Group AG	34,715	806,659
Sika AG	15,537	4,250,067
Sonova Holding AG (a)	6,023	1,567,159
St Galler Kantonalbank AG	309	145,070
Stadler Rail AG (b)	5,519	252,365
STMicroelectronics NV	70,571	2,614,591
Straumann Holding AG	1,133	1,322,122
Sulzer AG	1,843	194,110
Swatch Group AG (e)	3,093	845,025
Swatch Group AG (e)	6,411	339,135
Swiss Life Holding AG	3,407	1,589,509
Swiss Prime Site AG	8,120	798,267
Swiss Re AG	32,182	3,034,162
Swisscom AG	2,851	1,538,788
Swissquote Group Holding SA	832	80,852
Tecan Group AG	1,275	625,708
Temenos AG	7,083	990,795
TX Group AG	274	21,946
u-blox Holding AG	976	64,978
UBS Group AG	401,738	5,667,371
Valiant Holding AG	1,670	163,420
Valora Holding AG (a)	403	79,237
VAT Group AG (c)	2,886	720,888
Vetropack Holding AG (a)	2,150	145,206
Vifor Pharma AG	4,863	764,700
Vontobel Holding AG	2,998	238,090
VZ Holding AG	1,500	137,282
V-ZUG Holding AG (a)	233	23,275
Ypsomed Holding AG (b)	343	57,506
Zehnder Group AG	1,784	119,276
Zur Rose Group AG (a)	1,188	380,343
Zurich Insurance Group AG	16,488	6,966,761
		187,735,956
TAIWAN — 4.0%
AcBel Polytech, Inc.	136,000	140,124
Accton Technology Corp.	61,000	686,027
Acer, Inc.	311,000	261,768
A-DATA Technology Co., Ltd.	43,000	111,716
Adimmune Corp. (a)	32,000	63,891
Advanced Ceramic X Corp.	8,000	145,206
Security Description	Shares	Value
Advanced Wireless Semiconductor Co.	14,000	$ 67,265
Advantech Co., Ltd.	41,514	517,115
Alchip Technologies, Ltd.	8,000	176,810
AmTRAN Technology Co., Ltd. (a)	189,000	84,081
AP Memory Technology Corp.	4,000	60,574
Apex International Co., Ltd.	15,000	36,622
Arcadyan Technology Corp.	25,487	85,084
Ardentec Corp.	43,000	59,148
ASE Technology Holding Co., Ltd.	346,325	1,002,072
Asia Cement Corp.	233,000	358,232
Asia Optical Co., Inc.	27,000	71,012
Asia Pacific Telecom Co., Ltd. (a)	276,000	99,210
Asia Vital Components Co., Ltd.	29,000	68,222
ASMedia Technology, Inc.	4,000	223,503
ASPEED Technology, Inc.	3,000	183,109
Asustek Computer, Inc.	77,000	686,472
AU Optronics Corp. (a)	922,000	459,392
AURAS Technology Co., Ltd.	7,000	53,313
BES Engineering Corp.	141,000	50,181
Bizlink Holding, Inc.	10,000	86,661
Brighton-Best International Taiwan, Inc.	68,000	66,674
Capital Securities Corp.	222,000	107,057
Career Technology MFG. Co., Ltd.	61,200	76,124
Casetek Holdings, Ltd.	17,000	52,819
Catcher Technology Co., Ltd.	71,000	520,535
Cathay Financial Holding Co., Ltd.	844,523	1,269,880
Center Laboratories, Inc.	29,000	71,525
Century Iron & Steel Industrial Co., Ltd.	13,000	49,505
Chailease Holding Co., Ltd.	133,079	795,689
Chang Hwa Commercial Bank, Ltd.	559,649	357,524
Chang Wah Technology Co., Ltd.	62,000	131,952
Charoen Pokphand Enterprise	17,000	43,804
Cheng Loong Corp.	121,000	146,416
Cheng Shin Rubber Industry Co., Ltd.	207,000	324,520
Cheng Uei Precision Industry Co., Ltd.	59,000	98,900
Chicony Electronics Co., Ltd.	62,491	191,712
Chilisin Electronics Corp.	24,000	95,665
China Airlines, Ltd. (a)	434,000	186,124
China Development Financial Holding Corp.	1,476,000	488,533
China General Plastics Corp.	137,550	124,587

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
China Life Insurance Co., Ltd.	284,670	$ 224,915
China Man-Made Fiber Corp. (a)	267,000	106,427
China Petrochemical Development Corp.	297,000	123,142
China Steel Chemical Corp.	20,000	77,230
China Steel Corp.	1,273,000	1,121,316
Chin-Poon Industrial Co., Ltd.	91,000	102,666
Chipbond Technology Corp.	67,000	158,332
ChipMOS Techinologies, Inc.	67,000	81,908
Chong Hong Construction Co., Ltd.	18,000	51,249
Chroma ATE, Inc.	38,000	227,205
Chung Hung Steel Corp. (a)	220,000	123,318
Chung Hwa Pulp Corp. (a)	235,000	102,036
Chung-Hsin Electric & Machinery Manufacturing Corp.	34,000	64,859
Chunghwa Precision Test Tech Co., Ltd.	3,000	81,572
Chunghwa Telecom Co., Ltd.	408,000	1,582,746
Cleanaway Co., Ltd.	14,000	81,714
Clevo Co.	43,000	46,064
Compal Electronics, Inc.	446,000	328,571
Compeq Manufacturing Co., Ltd.	109,000	168,749
Coretronic Corp.	42,000	60,613
CTBC Financial Holding Co., Ltd.	1,874,009	1,313,901
CTCI Corp.	72,000	97,886
Cub Elecparts, Inc.	6,000	43,135
Delta Electronics, Inc.	221,630	2,074,478
E Ink Holdings, Inc.	75,000	122,251
E.Sun Financial Holding Co., Ltd.	1,210,909	1,101,101
Eclat Textile Co., Ltd.	19,182	288,433
Egis Technology, Inc.	8,000	48,971
Elan Microelectronics Corp.	24,000	114,029
Elite Material Co., Ltd.	30,000	167,628
Elite Semiconductor Memory Technology, Inc.	103,000	237,173
eMemory Technology, Inc.	7,000	148,231
Ennoconn Corp.	6,000	53,598
Epistar Corp. (a)	118,000	173,863
Eternal Materials Co., Ltd.	79,000	102,764
Eva Airways Corp.	323,121	151,222
Evergreen Marine Corp. Taiwan, Ltd. (a)	369,683	535,486
Everlight Electronics Co., Ltd.	90,000	135,170
Far Eastern Department Stores, Ltd.	83,000	70,895
Far Eastern International Bank	187,005	72,212
Far Eastern New Century Corp.	341,620	351,979
Security Description	Shares	Value
Far EasTone Telecommunications Co., Ltd.	163,000	$ 355,029
Faraday Technology Corp.	37,000	67,026
Farglory Land Development Co., Ltd.	25,000	50,093
Feng Hsin Steel Co., Ltd.	39,000	98,687
Feng TAY Enterprise Co., Ltd.	46,560	330,583
Firich Enterprises Co., Ltd.	62,328	63,996
First Financial Holding Co., Ltd.	1,107,563	841,571
FLEXium Interconnect, Inc.	34,000	146,416
Formosa Chemicals & Fibre Corp.	379,000	1,142,476
Formosa Petrochemical Corp.	112,000	397,808
Formosa Plastics Corp.	440,000	1,509,574
Formosa Sumco Technology Corp.	8,000	38,437
Formosa Taffeta Co., Ltd.	76,000	83,985
Foxconn Technology Co., Ltd.	84,180	159,983
Foxsemicon Integrated Technology, Inc.	19,000	142,003
Fubon Financial Holding Co., Ltd.	714,000	1,187,967
Fulgent Sun International Holding Co., Ltd.	12,000	47,833
Fusheng Precision Co., Ltd.	9,000	55,573
General Interface Solution Holding, Ltd.	20,000	81,500
Genius Electronic Optical Co., Ltd.	8,396	169,426
Getac Technology Corp.	34,000	59,171
Giant Manufacturing Co., Ltd.	37,000	362,125
Gigabyte Technology Co., Ltd.	43,000	119,062
Global Mixed Mode Technology, Inc.	7,000	39,736
Global Unichip Corp.	8,000	96,519
Globalwafers Co., Ltd.	23,000	579,543
Gold Circuit Electronics, Ltd. (a)	36,000	64,702
Goldsun Building Materials Co., Ltd.	90,715	80,713
Gourmet Master Co., Ltd.	10,000	50,182
Grand Pacific Petrochemical (a)	88,000	74,383
Grape King Bio, Ltd.	19,000	120,026
Great Wall Enterprise Co., Ltd.	52,000	94,014
Greatek Electronics, Inc.	29,000	57,798
Gudeng Precision Industrial Co., Ltd.	5,000	48,580
Hannstar Board Corp.	33,000	50,913
HannStar Display Corp. (a)	325,000	142,270
Highwealth Construction Corp.	80,190	130,853
Hiwin Technologies Corp.	25,805	353,122

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Holtek Semiconductor, Inc.	33,000	$ 85,266
Holy Stone Enterprise Co., Ltd.	18,000	74,632
Hon Hai Precision Industry Co., Ltd.	1,393,320	4,562,084
Hota Industrial Manufacturing Co., Ltd.	25,000	92,978
Hotai Finance Co., Ltd.	18,000	51,634
Hotai Motor Co., Ltd.	36,000	823,831
HTC Corp. (a)	120,000	131,326
Hua Nan Financial Holdings Co., Ltd.	1,019,476	662,162
Huaku Development Co., Ltd.	35,000	109,367
Hung Sheng Construction, Ltd.	78,080	54,465
IBF Financial Holdings Co., Ltd.	395,636	180,935
IEI Integration Corp.	41,000	79,525
Innodisk Corp.	7,000	41,355
Innolux Corp. (a)	942,000	472,710
International CSRC Investment Holdings Co.	70,000	64,524
International Games System Co., Ltd.	5,000	134,885
Inventec Corp.	291,000	248,559
ITEQ Corp.	16,188	79,505
Jentech Precision Industrial Co., Ltd.	6,000	52,851
Jih Sun Financial Holdings Co., Ltd.	154,000	69,058
Kenda Rubber Industrial Co., Ltd.	56,000	69,656
King Slide Works Co., Ltd.	5,000	52,851
King Yuan Electronics Co., Ltd.	119,000	147,172
King's Town Bank Co., Ltd.	72,000	99,423
Kinpo Electronics	141,000	60,971
Kinsus Interconnect Technology Corp.	28,000	80,618
KMC Kuei Meng International, Inc.	6,000	36,942
Kung Long Batteries Industrial Co., Ltd.	19,000	95,345
Land Mark Optoelectronics Corp.	8,000	80,433
Largan Precision Co., Ltd.	11,000	1,250,801
Lien Hwa Industrial Holdings Corp.	69,600	105,522
Lite-On Technology Corp.	225,419	399,525
Longchen Paper & Packaging Co., Ltd.	75,000	62,060
Lotes Co., Ltd.	8,000	135,099
Macronix International	188,000	283,024
Makalot Industrial Co., Ltd.	41,000	279,433
MediaTek, Inc.	169,000	4,492,953
Medigen Vaccine Biologics Corp. (a)	15,000	54,986
Security Description	Shares	Value
Medtecs International Corp., Ltd.	45,200	$ 34,200
Mega Financial Holding Co., Ltd.	1,162,601	1,233,024
Merida Industry Co., Ltd.	22,000	184,782
Merry Electronics Co., Ltd.	15,000	78,208
Microbio Co., Ltd. (a)	32,000	77,443
Micro-Star International Co., Ltd.	72,000	339,526
Mitac Holdings Corp.	76,160	79,960
momo.com, Inc.	5,000	113,353
Motech Industries, Inc. (a)	37,000	45,562
Namchow Holdings Co., Ltd.	43,000	71,927
Nan Kang Rubber Tire Co., Ltd.	67,000	100,030
Nan Ya Plastics Corp.	567,000	1,450,897
Nan Ya Printed Circuit Board Corp.	30,000	194,320
Nantex Industry Co., Ltd.	69,000	150,043
Nanya Technology Corp.	131,000	404,684
Nien Made Enterprise Co., Ltd.	17,000	197,238
Novatek Microelectronics Corp.	62,000	814,222
OBI Pharma, Inc. (a)	13,000	64,311
Oneness Biotech Co., Ltd. (a)	25,000	214,428
Pan-International Industrial Corp.	108,000	98,591
Parade Technologies, Ltd.	7,000	276,532
PChome Online, Inc.	17,000	54,452
Pegatron Corp.	211,000	505,385
PharmaEssentia Corp. (a)	20,386	68,055
Phison Electronics Corp.	13,000	153,837
Pixart Imaging, Inc.	12,000	81,999
Pou Chen Corp.	235,000	262,617
Powertech Technology, Inc.	87,000	293,839
Poya International Co., Ltd.	5,000	102,498
President Chain Store Corp.	70,000	663,926
President Securities Corp.	83,000	54,353
Primax Electronics, Ltd.	35,000	60,725
Qisda Corp.	171,000	176,185
Quanta Computer, Inc.	313,000	901,192
Radiant Opto-Electronics Corp.	45,000	182,575
Radium Life Tech Co., Ltd.	184,000	78,910
Realtek Semiconductor Corp.	53,000	736,583
RichWave Technology Corp.	9,000	126,361
Ruentex Development Co., Ltd.	116,041	168,912
Ruentex Industries, Ltd.	47,400	117,581
Run Long Construction Co., Ltd.	20,000	42,494
Sanyang Motor Co., Ltd.	55,000	69,880
SDI Corp.	35,000	122,322
Sensortek Technology Corp.	2,000	48,402
Sercomm Corp.	27,000	74,952

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Shanghai Commercial & Savings Bank, Ltd.	343,649	$ 502,668
Shin Kong Financial Holding Co., Ltd.	1,193,988	374,369
Shin Zu Shing Co., Ltd.	18,742	88,380
Shining Building Business Co., Ltd. (a)	188,000	110,399
Shinkong Synthetic Fibers Corp.	122,000	61,873
Sigurd Microelectronics Corp.	67,078	108,025
Simplo Technology Co., Ltd.	18,000	224,215
Sinbon Electronics Co., Ltd.	22,000	169,122
Sino-American Silicon Products, Inc.	51,000	322,176
SinoPac Financial Holdings Co., Ltd.	1,182,281	481,782
Sitronix Technology Corp.	12,000	69,400
Soft-World International Corp.	32,000	120,720
Solar Applied Materials Technology Co.	37,000	57,282
Sporton International, Inc.	11,000	104,918
St Shine Optical Co., Ltd.	6,000	59,791
Standard Foods Corp.	51,417	112,174
Sunny Friend Environmental Technology Co., Ltd.	8,000	66,339
Supreme Electronics Co., Ltd.	122,000	148,929
Syncmold Enterprise Corp.	28,000	86,497
Synnex Technology International Corp.	128,550	215,028
Systex Corp.	16,000	49,939
TA Chen Stainless Pipe	208,420	232,171
Taichung Commercial Bank Co., Ltd.	240,356	92,813
TaiDoc Technology Corp.	5,000	32,298
Taigen Biopharmaceuticals Holdings, Ltd. (a)	126,000	102,466
TaiMed Biologics, Inc. (a)	15,000	44,896
Tainan Spinning Co., Ltd.	115,000	61,392
Taishin Financial Holding Co., Ltd.	1,102,330	519,819
Taiwan Business Bank	713,232	246,984
Taiwan Cement Corp.	528,504	812,562
Taiwan Cogeneration Corp.	134,000	184,561
Taiwan Cooperative Financial Holding Co., Ltd.	1,015,182	735,246
Taiwan Fertilizer Co., Ltd.	111,000	214,115
Taiwan Glass Industry Corp. (a)	109,000	75,646
Taiwan High Speed Rail Corp.	226,000	254,972
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	216,752
Taiwan Mobile Co., Ltd.	200,000	703,965
Taiwan Paiho, Ltd.	32,000	84,276
Taiwan Secom Co., Ltd.	24,000	75,763
Taiwan Semiconductor Co., Ltd.	23,000	50,915
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	2,715,000	$ 51,211,830
Taiwan Styrene Monomer	154,000	103,313
Taiwan Surface Mounting Technology Corp.	30,000	137,732
Taiwan TEA Corp. (a)	161,000	102,566
Taiwan Union Technology Corp.	21,000	90,433
TCI Co., Ltd.	7,000	49,826
Teco Electric and Machinery Co., Ltd.	191,000	187,955
Test Research, Inc.	44,000	90,512
Thinking Electronic Industrial Co., Ltd.	26,000	148,053
Ton Yi Industrial Corp. (a)	184,000	77,600
Tong Hsing Electronic Industries, Ltd.	13,599	85,665
Tong Yang Industry Co., Ltd.	58,000	80,504
Topco Scientific Co., Ltd.	22,000	93,565
TPK Holding Co., Ltd. (a)	33,000	54,378
Transcend Information, Inc.	21,000	48,580
Tripod Technology Corp.	44,000	185,565
TSEC Corp. (a)	40,000	59,435
TSRC Corp.	58,000	48,096
TTY Biopharm Co., Ltd.	22,000	53,712
Tung Ho Steel Enterprise Corp.	68,000	88,334
TXC Corp.	39,000	103,961
U-Ming Marine Transport Corp.	67,000	87,988
Unimicron Technology Corp.	129,000	401,260
Union Bank Of Taiwan	158,000	60,449
Uni-President Enterprises Corp.	515,880	1,239,302
Unitech Printed Circuit Board Corp.	61,000	48,196
United Integrated Services Co., Ltd.	13,000	99,936
United Microelectronics Corp.	1,312,000	2,201,609
United Renewable Energy Co., Ltd. (a)	273,450	138,681
UPC Technology Corp.	80,000	54,666
USI Corp.	244,000	196,256
Vanguard International Semiconductor Corp.	105,000	433,483
Visual Photonics Epitaxy Co., Ltd.	20,000	79,721
Voltronic Power Technology Corp.	6,200	247,135
Wafer Works Corp.	50,000	76,162
Wah Lee Industrial Corp.	18,000	48,687
Walsin Lihwa Corp.	328,000	225,297
Walsin Technology Corp.	34,000	278,917
Wan Hai Lines, Ltd.	59,000	111,079
Win Semiconductors Corp.	36,000	443,306
Winbond Electronics Corp.	403,000	416,654
Wistron Corp.	302,842	334,120

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Wistron NeWeb Corp.	36,000	$ 99,552
Wiwynn Corp.	8,000	200,441
WPG Holdings, Ltd.	160,480	245,021
WT Microelectronics Co., Ltd.	37,000	53,068
XinTec, Inc. (a)	17,000	111,022
Xxentria Technology Materials Corp.	32,000	69,016
Yageo Corp.	43,962	810,460
Yang Ming Marine Transport Corp. (a)	126,000	131,166
YC INOX Co., Ltd.	86,531	87,923
YFY, Inc.	119,000	124,726
Yieh Phui Enterprise Co., Ltd. (a)	104,000	50,338
Yuanta Financial Holding Co., Ltd.	1,056,142	772,429
Yulon Finance Corp.	22,000	78,689
Yulon Motor Co., Ltd. (a)	71,205	118,852
Zhen Ding Technology Holding, Ltd.	55,000	223,148
		131,854,861
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	45,212	1,054,277
THAILAND — 0.6%
Advanced Info Service PCL	129,300	759,573
AEON Thana Sinsap Thailand PCL	10,400	70,467
Airports of Thailand PCL	509,100	1,057,793
Amata Corp. PCL	98,300	53,481
AP Thailand PCL	621,274	150,342
Asia Aviation PCL NVDR (a)(b)	705,600	55,581
Asset World Corp. PCL (a)	914,400	139,174
B Grimm Power PCL	246,100	398,393
Bangchak Corp. PCL	98,500	67,727
Bangkok Bank PCL	49,296	195,802
Bangkok Chain Hospital PCL	162,000	73,538
Bangkok Commercial Asset Management PCL	166,700	121,854
Bangkok Dusit Medical Services PCL Class F	992,500	689,052
Bangkok Expressway & Metro PCL	782,100	216,670
Bangkok Land PCL	1,469,600	57,391
Banpu PCL	751,400	275,881
Berli Jucker PCL	104,700	121,439
BTS Group Holdings PCL (b)	909,400	282,290
Bumrungrad Hospital PCL	69,400	277,971
Central Pattana PCL	219,400	349,678
Central Retail Corp. PCL (a)	184,325	189,185
CH Karnchang PCL (a)	146,300	81,061
Charoen Pokphand Foods PCL	521,300	465,446
Chularat Hospital PCL Class F	887,900	72,905
Security Description	Shares	Value
Com7 PCL Class F	84,500	$ 109,997
CP ALL PCL (a)	636,800	1,238,104
Delta Electronics Thailand PCL	33,600	545,047
Eastern Polymer Group PCL Class F	280,400	66,450
Electricity Generating PCL	29,200	187,617
Energy Absolute PCL	170,713	280,628
GFPT PCL	131,000	62,089
Global Power Synergy PCL Class F	74,500	183,390
Gulf Energy Development PCL	289,520	330,977
Gunkul Engineering PCL	705,600	59,350
Hana Microelectronics PCL	82,100	108,928
Home Product Center PCL	591,100	270,296
Indorama Ventures PCL	175,900	217,233
Intouch Holdings PCL Class F	294,500	552,925
IRPC PCL	971,500	120,627
Jasmine International PCL	363,100	38,540
Kasikornbank PCL	270,600	1,029,653
KCE Electronics PCL	77,000	106,659
Krung Thai Bank PCL	364,900	135,193
Krungthai Card PCL	72,500	143,984
Land & Houses PCL	855,300	226,957
Major Cineplex Group PCL	1,245	760
MBK PCL	114,100	47,986
Minor International PCL (a)	367,650	315,988
MK Restaurants Group PCL	80,900	132,988
Muangthai Capital PCL (a)	60,500	119,142
Origin Property PCL Class F	286,100	72,098
Osotspa PCL	84,700	100,362
Plan B Media PCL Class F	267,000	55,699
PTG Energy PCL	109,300	58,006
PTT Exploration & Production PCL	145,100	475,837
PTT Global Chemical PCL	293,100	572,308
PTT PCL	1,221,000	1,732,059
Quality Houses PCL	981,000	75,965
Ratch Group PCL	58,500	103,488
Ratchthani Leasing PCL	447,000	62,067
Sansiri PCL	1,966,900	53,177
Siam Cement PCL	84,065	1,060,633
Siam Commercial Bank PCL	191,100	558,119
Siamgas & Petrochemicals PCL (b)	242,200	80,841
Singha Estate PCL	705,600	37,682
Sino-Thai Engineering & Construction PCL	104,500	44,297
SPCG PCL	112,855	75,714
Sri Trang Agro-Industry PCL	86,400	76,422
Sri Trang Gloves Thailand PCL	84,500	214,353
Srisawad Corp. PCL	84,900	186,321
Supalai PCL	161,300	110,369
Super Energy Corp. PCL (a)	3,551,400	113,797

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Thai Oil PCL	117,200	$ 203,418
Thai Union Group PCL Class F	244,000	110,761
Thai Vegetable Oil PCL	83,600	94,176
Thonburi Healthcare Group PCL	111,000	95,402
Tisco Financial Group PCL	54,200	160,104
Total Access Communication PCL	45,600	50,608
TQM Corp. PCL	18,600	83,501
True Corp. PCL (b)	1,001,312	114,970
TTW PCL	175,800	72,761
VGI PCL	744,300	165,207
Vinythai PCL	85,300	91,108
WHA Corp. PCL	459,200	46,594
		20,062,426
TURKEY — 0.1%
Akbank T.A.S. (a)	288,939	269,404
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	71,793
Aselsan Elektronik Sanayi Ve Ticaret A/S	88,368	216,982
BIM Birlesik Magazalar A/S	41,200	418,513
Coca-Cola Icecek A/S (a)	7,067	62,564
Eldorado Gold Corp. (a)	21,500	284,698
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	45,596
Eregli Demir ve Celik Fabrikalari TAS	122,270	245,609
Ford Otomotiv Sanayi A/S	6,094	103,309
Haci Omer Sabanci Holding A/S	140,790	217,081
KOC Holding A/S	71,562	203,349
Koza Altin Isletmeleri A/S (a)	8,941	116,326
Migros Ticaret A/S (a)	17,677	101,793
Petkim Petrokimya Holding A/S (a)	532,531	356,812
TAV Havalimanlari Holding A/S	12,185	34,920
Tekfen Holding A/S	45,605	101,794
Turk Hava Yollari AO (a)	85,741	148,929
Turkcell Iletisim Hizmetleri A/S	100,945	218,663
Turkiye Garanti Bankasi A/S (a)	190,042	265,151
Turkiye Is Bankasi A/S Class C (a)	164,039	154,494
Turkiye Petrol Rafinerileri AS (a)	12,883	187,200
Turkiye Sise ve Cam Fabrikalari A/S	117,520	115,583
Ulker Biskuvi Sanayi A/S (a)	14,252	44,372
Yapi ve Kredi Bankasi A/S (a)	273,794	113,459
		4,098,394
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	226,966	$ 383,101
Air Arabia PJSC	303,107	105,625
Aldar Properties PJSC	307,385	263,606
Amanat Holdings PJSC	296,164	66,116
Dana Gas PJSC	290,758	56,519
Dubai Islamic Bank PJSC	117,687	147,704
Emaar Malls PJSC (a)	267,179	133,111
Emaar Properties PJSC (a)	256,763	246,756
Emirates NBD Bank PJSC	256,095	718,124
Emirates Telecommunications Group Co. PJSC	198,593	913,718
First Abu Dhabi Bank PJSC	277,818	975,689
National Central Cooling Co. PJSC	146,926	106,000
Network International Holdings PLC (a)(c)	47,026	209,946
Union Properties PJSC (a)	971,470	74,054
		4,400,069
UNITED KINGDOM — 8.0%
3i Group PLC	106,637	1,687,986
888 Holdings PLC	47,272	184,486
A.G. Barr PLC (a)	16,160	114,647
AB Dynamics PLC (b)	2,636	76,029
Abcam PLC	20,974	444,391
Admiral Group PLC	20,613	818,821
Advanced Medical Solutions Group PLC	26,844	89,167
Aggreko PLC	23,169	198,260
Airtel Africa PLC (c)	81,639	84,367
AJ Bell PLC	26,404	156,463
Alfa Financial Software Holdings PLC (c)	72,989	131,699
Alliance Pharma PLC	64,517	77,256
Alpha FX Group PLC (a)	2,831	50,308
Alternative Credit Investments	6,909	81,976
AO World PLC (a)	26,609	149,494
Ascential PLC (a)(b)	41,671	218,735
Ashmore Group PLC	44,564	262,673
Ashtead Group PLC	49,236	2,313,881
ASOS PLC (a)	7,567	494,739
Associated British Foods PLC (a)	38,076	1,178,366
Assura PLC REIT	349,406	366,812
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	7,558	207,558
AstraZeneca PLC	145,080	14,524,738
Auto Trader Group PLC (c)	104,018	847,437
Avacta Group PLC (a)	27,428	42,742
Avast PLC (c)	67,633	496,924
AVEVA Group PLC	13,975	611,682
Aviva PLC	430,408	1,913,301
Avon Rubber PLC	3,300	142,771

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
B&M European Value Retail SA	98,679	$ 696,298
Babcock International Group PLC (a)	22,867	87,491
BAE Systems PLC	349,917	2,338,022
Balfour Beatty PLC (a)	75,884	280,277
Bank of Georgia Group PLC (a)	5,714	95,291
Barclays PLC (a)	1,910,212	3,830,054
Barratt Developments PLC (a)	109,826	1,005,848
Beazley PLC	65,010	324,003
Bellway PLC	13,182	532,465
Berkeley Group Holdings PLC	13,558	878,840
Biffa PLC (a)(c)	23,119	72,528
Big Yellow Group PLC REIT	17,821	267,234
Blue Prism Group PLC (a)	8,409	197,708
BMO Commercial Property Trust REIT	74,028	80,954
Bodycote PLC	17,319	176,491
boohoo Group PLC (a)	126,459	592,920
BP PLC	2,220,522	7,734,049
Breedon Group PLC (a)	164,941	197,057
Brewin Dolphin Holdings PLC	34,485	143,775
British American Tobacco PLC	254,210	9,410,089
British Land Co. PLC REIT	108,042	722,194
Britvic PLC	27,252	302,487
BT Group PLC	971,919	1,757,026
Bunzl PLC	37,294	1,245,417
Burberry Group PLC (a)	43,208	1,056,935
Cairn Energy PLC (a)	56,269	161,218
Calisen PLC (a)	15,254	53,818
Capita PLC (a)	140,018	75,047
Capital & Counties Properties PLC REIT	66,111	131,037
Central Asia Metals PLC	16,997	55,762
Centrica PLC (a)	604,093	384,806
Ceres Power Holdings PLC (a)	7,916	142,834
Cineworld Group PLC (b)	111,775	97,939
Civitas Social Housing PLC REIT	94,438	135,288
CK Hutchison Holdings, Ltd.	293,024	2,044,481
Clinigen Healthcare, Ltd.	11,720	108,139
Clipper Logistics PLC	7,177	56,313
Close Brothers Group PLC	15,457	292,002
CMC Markets PLC (c)	21,347	114,095
CNH Industrial NV (a)	118,425	1,496,081
Coats Group PLC (a)	149,632	137,655
Coca-Cola European Partners PLC (e)	11,300	563,079
Coca-Cola European Partners PLC (e)	11,838	571,409
Compass Group PLC	196,218	3,655,840
Computacenter PLC	7,930	265,361
Security Description	Shares	Value
ContourGlobal PLC (c)	21,412	$ 62,929
ConvaTec Group PLC (c)	186,454	507,707
Countryside Properties PLC (c)	72,392	462,521
Craneware PLC	1,700	53,448
Cranswick PLC	5,588	268,876
Crest Nicholson Holdings PLC (a)	28,002	124,707
Croda International PLC	15,011	1,353,451
Custodian Reit PLC	48,411	58,102
CVS Group PLC (a)	6,658	136,699
Daily Mail & General Trust PLC Class A	14,271	145,333
DCC PLC	11,243	795,787
Dechra Pharmaceuticals PLC	11,621	548,043
Derwent London PLC REIT	11,011	465,994
Diageo PLC	258,918	10,186,042
Dialog Semiconductor PLC (a)	8,298	453,738
Diploma PLC	12,981	388,957
Direct Line Insurance Group PLC	145,841	635,950
Dixons Carphone PLC (a)	108,249	171,350
Domino's Pizza Group PLC	46,932	202,726
Draper Esprit PLC (a)	10,261	92,573
Drax Group PLC	42,422	217,458
DS Smith PLC (a)	150,427	770,275
Dunelm Group PLC (a)	10,330	171,283
easyJet PLC	23,226	263,515
Electrocomponents PLC	46,641	554,995
Elementis PLC (a)	57,380	90,201
EMIS Group PLC	9,755	144,280
Empiric Student Property PLC REIT	78,997	80,881
Entain PLC (a)	62,283	965,036
Equiniti Group PLC (a)(c)	29,179	44,034
Ergomed PLC (a)	3,965	57,181
Essentra PLC (a)	32,340	135,362
Eurasia Mining PLC (a)	194,764	89,853
Euromoney Institutional Investor PLC	11,681	170,212
Experian PLC	102,596	3,894,563
Ferrexpo PLC	26,623	102,845
Fevertree Drinks PLC	10,675	368,744
Fiat Chrysler Automobiles NV (a)	119,337	2,140,577
First Derivatives PLC (a)	2,570	112,418
Firstgroup PLC (a)	94,834	95,929
FLEX LNG, Ltd.	7,577	66,461
Forterra PLC (a)(c)	29,434	98,173
Frasers Group PLC (a)	19,990	123,346
Frontier Developments PLC (a)	5,571	234,550
Funding Circle Holdings PLC (a)(c)	129,936	159,854
Future PLC	10,516	249,835
G4S PLC (a)	158,483	549,828

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Games Workshop Group PLC	3,212	$ 491,752
Gamesys Group PLC	8,539	133,065
GB Group PLC	19,091	244,784
GCP Student Living PLC REIT	70,906	138,796
Genus PLC	6,735	386,301
GlaxoSmithKline PLC	555,793	10,195,723
Go-Ahead Group PLC (a)	4,113	55,351
GoCo. Group PLC	68,401	120,616
Grafton Group PLC (a)	24,147	304,496
Grainger PLC	68,809	266,750
Great Portland Estates PLC REIT	31,129	284,246
Greatland Gold PLC (a)	394,830	199,154
Greggs PLC (a)	13,700	335,217
Halfords Group PLC	44,124	161,042
Halma PLC	40,532	1,356,873
Hammerson PLC REIT	328,425	111,562
Hargreaves Lansdown PLC	38,878	810,450
Hays PLC (a)	173,711	339,559
Helical PLC	16,644	84,977
Hikma Pharmaceuticals PLC	20,922	720,131
Hill & Smith Holdings PLC	6,431	123,951
Hiscox, Ltd. (a)	35,853	487,152
HomeServe PLC	30,440	426,502
Hotel Chocolat Group PLC (a)(b)	15,284	88,271
Howden Joinery Group PLC (a)	72,584	684,212
HSBC Holdings PLC (a)	2,253,995	11,672,736
Hunting PLC	13,720	41,823
Ibstock PLC (a)(c)	43,773	123,620
Ideagen PLC	16,804	64,317
IG Design Group PLC	11,749	103,749
IG Group Holdings PLC	44,995	530,181
IMI PLC	28,799	458,623
Imperial Brands PLC	103,709	2,176,801
Inchcape PLC (a)	42,033	369,736
Indivior PLC (a)	116,804	173,716
Informa PLC (a)	160,544	1,204,811
IntegraFin Holdings PLC	27,615	209,881
InterContinental Hotels Group PLC (a)	19,301	1,237,386
Intermediate Capital Group PLC	31,828	750,935
Intertek Group PLC	17,500	1,351,093
iomart Group PLC	15,727	68,794
IP Group PLC (a)	109,619	148,195
IQE PLC (a)	95,123	95,506
ITM Power PLC (a)	41,473	292,528
ITV PLC (a)	373,371	545,085
J D Wetherspoon PLC (a)	7,825	119,372
J Sainsbury PLC	194,911	600,807
JD Sports Fashion PLC (a)	45,345	533,065
JET2 PLC (a)	12,103	236,582
John Laing Group PLC (c)	70,494	319,921
Security Description	Shares	Value
John Wood Group PLC (a)	74,508	$ 315,935
Johnson Matthey PLC	22,794	755,587
Judges Scientific PLC	534	46,571
Jupiter Fund Management PLC	47,696	184,119
Just Group PLC (a)	106,609	101,865
Kainos Group PLC	12,651	210,632
Keller Group PLC	10,427	99,487
Kingfisher PLC (a)	225,528	833,604
Lancashire Holdings, Ltd.	22,503	222,552
Land Securities Group PLC REIT	83,001	764,481
Learning Technologies Group PLC	39,365	97,934
Legal & General Group PLC	653,851	2,379,246
Liontrust Asset Management PLC	6,558	116,538
Lloyds Banking Group PLC (a)	7,798,502	3,884,561
London Stock Exchange Group PLC	34,661	4,267,975
LondonMetric Property PLC REIT	115,109	360,327
LXI REIT PLC	73,462	119,498
M&G PLC	306,058	828,155
Man Group PLC	155,317	292,988
Marks & Spencer Group PLC (a)	208,420	388,318
Marshalls PLC (a)	18,096	184,904
Marston's PLC (a)	55,445	57,298
McCarthy & Stone PLC (a)(c)	54,789	89,723
Meggitt PLC (a)	79,743	508,507
Melrose Industries PLC (a)	519,244	1,263,764
Micro Focus International PLC ADR (a)	15,603	89,093
Micro Focus International PLC (a)	27,764	160,954
Mitchells & Butlers PLC (a)	14,523	47,745
Mitie Group PLC (a)	128,659	72,107
Mondi PLC (e)	36,709	862,834
Mondi PLC (e)	15,186	354,735
Moneysupermarket.com Group PLC	48,525	172,859
Morgan Advanced Materials PLC	31,654	134,568
Morgan Sindall Group PLC	4,942	103,494
National Express Group PLC (a)	80,953	262,704
National Grid PLC	392,890	4,645,575
Natwest Group PLC (a)	519,043	1,189,486
NCC Group PLC	31,770	109,438
Next PLC (a)	14,801	1,433,655
Ninety One PLC	40,079	125,569
Numis Corp. PLC	1,570	7,265
Ocado Group PLC (a)	52,307	1,635,228
On the Beach Group PLC (c)	15,830	80,605
OSB Group PLC (a)	52,042	301,344

See accompanying notes to financial statements.
143

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Oxford Biomedica PLC (a)	16,489	$ 232,158
Pagegroup PLC (a)	38,313	234,312
Paragon Banking Group PLC	23,278	155,472
Pearson PLC	90,003	837,093
Pennon Group PLC	51,269	665,780
Persimmon PLC	35,152	1,329,571
Petrofac, Ltd. (a)(b)	14,738	27,822
Petropavlovsk PLC (a)	278,657	123,796
Pets at Home Group PLC	52,104	296,432
Phoenix Group Holdings PLC	60,218	576,699
Picton Property Income, Ltd. REIT	95,313	97,846
Playtech PLC (a)	30,973	169,904
Polypipe Group PLC (a)	19,986	163,099
Premier Foods PLC (a)	54,995	75,326
Primary Health Properties PLC REIT	142,846	298,362
Provident Financial PLC (a)	25,086	105,274
Prudential PLC	285,859	5,263,467
PZ Cussons PLC	23,269	73,157
QinetiQ Group PLC	81,230	355,097
Quilter PLC (c)	190,265	399,487
Rathbone Brothers PLC	4,610	97,045
RDI REIT PLC	50,651	65,775
Reckitt Benckiser Group PLC	77,938	6,969,670
Redde Northgate PLC	40,263	146,400
Redrow PLC (a)	29,155	227,762
Regional REIT, Ltd. (c)	91,945	103,689
RELX PLC (e)	194,761	4,772,144
RELX PLC (e)	16,922	414,719
Renishaw PLC (a)	3,793	298,647
Rentokil Initial PLC (a)	200,989	1,400,084
Restaurant Group PLC (a)(b)	51,115	44,858
Restore PLC (a)	14,057	79,359
Rightmove PLC (a)	93,316	830,149
Rolls-Royce Holdings PLC (a)	949,122	1,443,359
Rotork PLC	92,419	401,736
Royal Mail PLC (a)	91,928	424,357
RSA Insurance Group PLC	118,669	1,098,841
RWS Holdings PLC	28,394	208,039
S4 Capital PLC (a)	28,600	195,474
Sabre Insurance Group PLC (c)	20,082	75,902
Safestore Holdings PLC REIT	23,762	253,355
Sage Group PLC	121,054	963,063
Sanne Group PLC	12,797	107,756
Savills PLC (a)	14,803	193,143
Schroders PLC	14,907	679,984
Segro PLC REIT	136,115	1,763,126
Senior PLC (a)	31,367	38,268
Serco Group PLC (a)	135,092	220,673
Serica Energy PLC	48,012	75,474
Severn Trent PLC	25,433	795,785
Shaftesbury PLC REIT	21,049	163,718
Security Description	Shares	Value
Signature Aviation PLC (a)	142,333	$ 752,955
Smart Metering Systems PLC	13,920	135,289
Smith & Nephew PLC	97,419	2,010,819
Smiths Group PLC	42,508	874,209
Softcat PLC	10,760	202,093
Spectris PLC	11,660	449,151
Spirax-Sarco Engineering PLC	8,228	1,270,378
Spire Healthcare Group PLC (c)	49,079	104,256
Spirent Communications PLC	65,382	235,947
SSE PLC	113,930	2,336,048
SSP Group PLC	55,605	252,199
St James's Place PLC	62,142	962,851
St Modwen Properties PLC	17,643	96,468
Stagecoach Group PLC	45,711	46,270
Standard Chartered PLC (a)	293,981	1,872,252
Standard Life Aberdeen PLC	245,982	945,857
Strix Group PLC	18,454	55,496
Subsea 7 SA (a)	31,878	327,047
Synthomer PLC	31,538	193,826
TalkTalk Telecom Group PLC	67,139	89,940
Tate & Lyle PLC	56,841	524,000
Taylor Wimpey PLC (a)	389,488	882,736
TBC Bank Group PLC (a)	4,451	76,054
Team17 Group PLC (a)	10,609	114,856
Telecom Plus PLC	6,746	132,235
Tesco PLC	1,073,189	3,394,626
TORM PLC	8,442	62,446
TP ICAP PLC	50,423	164,181
Trainline PLC (a)(c)	60,301	382,468
Travis Perkins PLC (a)	25,864	476,229
Tritax Big Box REIT PLC	176,739	405,635
UK Commercial Property REIT, Ltd.	128,022	120,750
Ultra Electronics Holdings PLC	7,250	205,343
Unilever PLC (e)	131,508	7,895,269
Unilever PLC (e)	159,011	9,643,262
UNITE Group PLC REIT (a)	34,270	489,534
United Utilities Group PLC	72,879	891,616
Urban & Civic PLC	24,078	113,222
Vectura Group PLC (a)	109,978	187,317
Vesuvius PLC	33,163	243,207
Victoria PLC (a)	5,835	52,244
Victrex PLC	9,254	296,763
Virgin Money UK PLC (a)	176,467	324,443
Vistry Group PLC (a)	23,195	297,882
Vodafone Group PLC	2,988,954	4,941,304
Warehouse Reit PLC	28,238	46,320
Watkin Jones PLC	28,675	72,201
Weir Group PLC (a)	27,412	745,482
WH Smith PLC	13,541	279,499
Whitbread PLC (a)	23,462	994,212
William Hill PLC (a)	150,155	554,392

See accompanying notes to financial statements.
144

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Wm Morrison Supermarkets PLC	263,892	$ 639,749
Workspace Group PLC REIT	11,884	124,923
WPP PLC	136,065	1,487,952
		260,254,222
UNITED STATES — 0.3%
Argonaut Gold, Inc. (a)	31,500	67,747
Bausch Health Cos., Inc. (a)	36,700	760,790
Brookfield Renewable Corp. Class A	12,900	751,926
BRP, Inc.	4,400	290,421
Burford Capital, Ltd. (a)	18,434	179,160
Carnival PLC	16,232	303,314
Charlottes Web Holdings, Inc. (a)	10,700	35,191
CyberArk Software, Ltd. (a)	4,383	708,249
Diversified Gas & Oil PLC	66,708	103,041
Ferguson PLC	24,415	2,964,952
Inmode, Ltd. (a)	2,000	94,960
James Hardie Industries PLC CDI (a)	47,363	1,396,852
JBS SA	121,400	552,987
Primo Water Corp. (b)	16,500	258,509
QIAGEN NV (a)	25,110	1,304,206
Reliance Worldwide Corp., Ltd.	101,916	318,506
Sims, Ltd.	17,809	184,834
Taro Pharmaceutical Industries, Ltd. (a)	2,400	176,208
TI Fluid Systems PLC (a)(c)	21,178	70,984
Titan Cement International SA	4,292	72,155
Viemed Healthcare, Inc. (a)	3,200	24,992
		10,619,984
ZAMBIA — 0.0% (f)
First Quantum Minerals, Ltd.	64,300	1,153,261
TOTAL COMMON STOCKS (Cost $2,544,365,370)		3,223,109,094

RIGHTS — 0.0% (f)
CHILE — 0.0% (f)
AES Gener SA, (expiring 01/27/21) (a)	79,292	869
CHINA — 0.0% (f)
Legend Holdings Corp. (expiring 1/28/21) Class H (a) (d)	4,638	—
SINGAPORE — 0.0% (f)
ARA Logos Logistics Trust (expiring 1/15/21) (a)	10,257	368
SOUTH KOREA — 0.0% (f)
CS Wind Corp.(expiring 1/29/21) (a)	311	15,460
Security Description	Shares	Value
POSCO Chemical Co., Ltd. (expiring 1/14/21) (a)	535	$ 14,996
		30,456
SPAIN — 0.0% (f)
Faes Farma SA (expiring 1/25/21) (a)	22,047	4,483
Repsol SA (expiring 1/26/21) (a)	159,014	54,614
		59,097
TOTAL RIGHTS (Cost $60,284)		90,790
WARRANTS — 0.0% (f)
BRAZIL — 0.0% (f)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 1/29/21) (a)	1,766	3,264
SWITZERLAND — 0.0% (f)
Cie Financiere Richemont SA (expiring 11/22/23) (a)	112,598	29,298
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 2/16/21) (a)	61,990	21
MBK PCL (expiring 11/15/23) (a)	4,564	1,432
Minor International PCL (expiring 12/31/21) (a)	2,000	25
Minor International PCL (expiring 9/30/21) (a)	2,000	25
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,396	1,145
		2,648
TOTAL WARRANTS (Cost $0)		35,210
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (g) (h)	142,930,230	142,930,230
State Street Navigator Securities Lending Portfolio II (i) (j)	42,151,995	42,151,995
TOTAL SHORT-TERM INVESTMENTS (Cost $185,082,225)		185,082,225
TOTAL INVESTMENTS — 104.2% (Cost $2,729,507,879)		3,408,317,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(137,354,942)
NET ASSETS — 100.0%		$ 3,270,962,377
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.

See accompanying notes to financial statements.
145

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of this security is $81,598, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2020, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	355	03/19/2021	$22,175,072	$22,865,550	$ 690,478
MSCI EAFE Index (long)	283	03/19/2021	29,662,145	30,150,820	488,675
S&P/TSX 60 Index Future (long)	16	03/18/2021	2,609,342	2,584,364	(24,978)
Total unrealized appreciation/depreciation on open futures contracts.					$1,154,175
During the period ended December 31, 2020, average notional value related to futures contracts was $104,369,055.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,203,915,613	$ 19,111,883	$81,598	$3,223,109,094
Rights	70,479	20,311	0(a)	90,790
Warrants	35,210	—	—	35,210
Short-Term Investments	185,082,225	—	—	185,082,225
TOTAL INVESTMENTS	$3,389,103,527	$19,132,194	$81,598	$3,408,317,319
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	1,179,153	—	—	1,179,153
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,179,153	$ —	$ —	$ 1,179,153
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,390,282,680	$19,132,194	$81,598	$3,409,496,472
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(24,978)	—	—	(24,978)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (24,978)	$ —	$ —	$ (24,978)

See accompanying notes to financial statements.
146

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of December 31, 2020

Description	% of Net Assets
Banks	9.1%
Internet	5.9
Pharmaceuticals	5.5
Semiconductors	5.2
Insurance	4.0
TOTAL	29.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	118,930,112	$ 118,942,005	$ 105,997,375	$ 224,948,056	$8,578	$98	—	$ —	$ 38,392
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	907,839,700	764,909,470	—	—	142,930,230	142,930,230	248,965
State Street Navigator Securities Lending Portfolio II	25,878,290	25,878,290	236,826,093	220,552,388	—	—	42,151,995	42,151,995	536,737
Total		$144,820,295	$1,250,663,168	$1,210,409,914	$8,578	$98		$185,082,225	$824,094
See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 1.0%
AAR Corp.	5,841	$ 211,561
Aerojet Rocketdyne Holdings, Inc. (a)	11,279	596,095
AeroVironment, Inc. (a)	3,300	286,770
Astronics Corp. (a)	3,868	51,174
Axon Enterprise, Inc. (a)	9,914	1,214,762
BWX Technologies, Inc.	15,026	905,767
Cubic Corp.	4,800	297,792
Curtiss-Wright Corp.	6,610	769,074
Ducommun, Inc. (a)	1,800	96,660
HEICO Corp.	7,046	932,890
HEICO Corp. Class A	12,397	1,451,193
Hexcel Corp.	13,117	636,043
Kaman Corp.	4,199	239,889
Kratos Defense & Security Solutions, Inc. (a)	19,000	521,170
Maxar Technologies, Inc.	9,476	365,679
Mercury Systems, Inc. (a)	8,600	757,316
Moog, Inc. Class A	4,621	366,445
National Presto Industries, Inc.	890	78,703
PAE, Inc. (a)	10,300	94,554
Park Aerospace Corp.	3,200	42,912
Parsons Corp. (a)	3,951	143,856
Spirit AeroSystems Holdings, Inc. Class A	16,486	644,438
Triumph Group, Inc.	8,945	112,349
Vectrus, Inc. (a)	1,900	94,468
Virgin Galactic Holdings, Inc. (a) (b)	10,300	244,419
		11,155,979
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	9,000	282,060
Atlas Air Worldwide Holdings, Inc. (a)	3,935	214,615
Echo Global Logistics, Inc. (a)	4,536	121,655
Forward Air Corp.	4,251	326,647
Hub Group, Inc. Class A (a)	5,017	285,969
Radiant Logistics, Inc. (a)	6,053	35,107
XPO Logistics, Inc. (a) (b)	14,443	1,721,606
		2,987,659
AIRLINES — 0.2%
Allegiant Travel Co.	2,053	388,510
Copa Holdings SA Class A (b)	4,891	377,732
Hawaiian Holdings, Inc.	7,945	140,627
JetBlue Airways Corp. (a)	48,736	708,621
Mesa Air Group, Inc. (a)	6,800	45,492
SkyWest, Inc.	7,603	306,477
Spirit Airlines, Inc. (a)	15,190	371,395
		2,338,854
AUTO COMPONENTS — 0.8%
Adient PLC (a)	13,700	476,349
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	19,550	$ 163,047
Cooper Tire & Rubber Co.	7,800	315,900
Cooper-Standard Holdings, Inc. (a)	2,890	100,196
Dana, Inc.	22,542	440,020
Dorman Products, Inc. (a)	4,127	358,306
Fox Factory Holding Corp. (a)	6,449	681,724
Gentex Corp.	39,023	1,324,050
Gentherm, Inc. (a)	5,085	331,644
Goodyear Tire & Rubber Co.	35,800	390,578
LCI Industries	3,819	495,248
Lear Corp.	9,511	1,512,534
Modine Manufacturing Co. (a)	8,583	107,802
Motorcar Parts of America, Inc. (a)	3,300	64,746
Patrick Industries, Inc.	3,428	234,304
Standard Motor Products, Inc.	3,643	147,396
Stoneridge, Inc. (a)	4,482	135,491
Tenneco, Inc. Class A (a)	8,868	94,001
Visteon Corp. (a)	4,364	547,769
Workhorse Group, Inc. (a) (b)	14,475	286,316
XPEL, Inc. (a) (b)	2,900	149,524
		8,356,945
AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	24,200	888,140
Thor Industries, Inc. (b)	8,434	784,278
Winnebago Industries, Inc.	4,800	287,712
		1,960,130
BANKS — 4.4%
1st Constitution Bancorp	1,400	22,218
1st Source Corp.	2,820	113,646
ACNB Corp.	1,320	33,000
Allegiance Bancshares, Inc.	3,300	112,629
Altabancorp	2,741	76,529
Amalgamated Bank Class A	2,200	30,228
Amerant Bancorp, Inc. (a) (b)	3,700	56,240
American National Bankshares, Inc.	1,700	44,557
Ameris Bancorp	10,335	393,453
Ames National Corp.	1,402	33,676
Arrow Financial Corp.	2,654	79,381
Associated Banc-Corp.	23,630	402,892
Atlantic Capital Bancshares, Inc. (a)	3,399	54,112
Atlantic Union Bankshares Corp.	12,107	398,805
Auburn National Bancorp, Inc.	400	16,676
Banc of California, Inc.	7,813	114,929
BancFirst Corp.	3,252	190,892
Bancorp, Inc. (a)	9,000	122,850
BancorpSouth Bank	15,355	421,341
Bank First Corp. (b)	1,100	71,302
Bank of Commerce Holdings	2,729	27,017
Bank of Hawaii Corp.	6,226	477,036

See accompanying notes to financial statements.
148

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Bank of Marin Bancorp	2,344	$ 80,493
Bank of NT Butterfield & Son, Ltd.	7,696	239,807
Bank of Princeton	900	21,069
Bank OZK	19,257	602,166
Bank7 Corp.	500	7,100
BankFinancial Corp.	2,191	19,237
BankUnited, Inc.	14,327	498,293
Bankwell Financial Group, Inc.	1,000	19,550
Banner Corp.	5,300	246,927
Bar Harbor Bankshares	3,080	69,577
Baycom Corp. (a)	1,820	27,609
BCB Bancorp, Inc.	2,300	25,461
Berkshire Hills Bancorp, Inc.	7,916	135,522
BOK Financial Corp.	4,908	336,100
Boston Private Financial Holdings, Inc.	11,765	99,414
Bridge Bancorp, Inc.	3,400	82,212
Brookline Bancorp, Inc.	13,551	163,154
Bryn Mawr Bank Corp.	3,405	104,176
Business First Bancshares, Inc. (b)	3,400	69,224
Byline Bancorp, Inc.	4,900	75,705
C&F Financial Corp.	500	18,555
Cadence BanCorp	19,000	311,980
California BanCorp (a)	1,200	18,672
Cambridge Bancorp	1,049	73,168
Camden National Corp.	2,602	93,100
Capital Bancorp, Inc. (a)	1,300	18,109
Capital City Bank Group, Inc.	2,300	56,534
Capstar Financial Holdings, Inc.	2,600	38,350
Carter Bankshares, Inc.	3,500	37,520
Cathay General Bancorp	11,754	378,361
CB Financial Services, Inc.	800	16,008
CBTX, Inc.	2,890	73,724
Central Pacific Financial Corp.	4,754	90,374
Central Valley Community Bancorp	1,700	25,313
Century Bancorp, Inc. Class A	436	33,729
Chemung Financial Corp.	604	20,506
ChoiceOne Financial Services, Inc.	1,200	36,972
CIT Group, Inc.	15,459	554,978
Citizens & Northern Corp.	2,200	43,648
Citizens Holding Co.	700	14,665
City Holding Co.	2,649	184,238
Civista Bancshares, Inc.	2,600	45,578
CNB Financial Corp.	2,600	55,354
Coastal Financial Corp. (a)	1,513	31,773
Codorus Valley Bancorp, Inc.	1,438	24,388
Colony Bankcorp, Inc.	1,200	17,580
Columbia Banking System, Inc.	11,158	400,572
Commerce Bancshares, Inc.	16,742	1,099,949
Community Bank System, Inc.	8,239	513,372
Community Bankers Trust Corp.	3,399	22,943
Community Financial Corp.	800	21,184
Security Description	Shares	Value
Community Trust Bancorp, Inc.	2,703	$ 100,146
ConnectOne Bancorp, Inc.	6,434	127,329
County Bancorp, Inc.	800	17,664
CrossFirst Bankshares, Inc. (a)	8,323	89,472
Cullen/Frost Bankers, Inc.	8,856	772,509
Customers Bancorp, Inc. (a)	5,602	101,844
CVB Financial Corp.	20,100	391,950
Dime Community Bancshares, Inc.	5,000	78,850
Eagle Bancorp Montana, Inc.	1,000	21,220
Eagle Bancorp, Inc.	5,600	231,280
East West Bancorp, Inc.	22,386	1,135,194
Eastern Bankshares, Inc. (a)	25,800	420,798
Enterprise Bancorp, Inc.	1,978	50,538
Enterprise Financial Services Corp.	4,147	144,938
Equity Bancshares, Inc. Class A (a)	2,300	49,657
Esquire Financial Holdings, Inc. (a)	1,000	19,190
Evans Bancorp, Inc.	800	22,032
Farmers & Merchants Bancorp, Inc.	1,624	37,352
Farmers National Banc Corp.	4,566	60,591
FB Financial Corp.	5,483	190,425
Fidelity D&D Bancorp, Inc. (b)	644	41,448
Financial Institutions, Inc.	2,780	62,550
First BanCorp	33,100	305,182
First Bancorp, Inc.	1,600	40,640
First BanCorp.	4,914	166,241
First Bancshares, Inc.	3,600	111,168
First Bank	2,600	24,388
First Busey Corp.	8,788	189,381
First Business Financial Services, Inc.	1,300	23,933
First Capital, Inc. (b)	500	30,280
First Choice Bancorp	1,620	29,954
First Citizens BancShares, Inc. Class A	952	546,705
First Commonwealth Financial Corp.	16,706	182,764
First Community Bankshares, Inc.	3,500	75,530
First Community Corp.	1,100	18,689
First Financial Bancorp	14,891	261,039
First Financial Bankshares, Inc.	20,302	734,425
First Financial Corp.	2,300	89,355
First Foundation, Inc.	6,850	137,000
First Guaranty Bancshares, Inc.	803	14,269
First Hawaiian, Inc.	20,300	478,674
First Horizon National Corp.	86,647	1,105,616
First Internet Bancorp	1,500	43,110
First Interstate BancSystem, Inc. Class A	6,182	252,040
First Merchants Corp.	8,320	311,251
First Mid-Illinois Bancshares, Inc.	2,900	97,614

See accompanying notes to financial statements.
149

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
First Midwest Bancorp, Inc.	17,507	$ 278,711
First Northwest Bancorp	1,402	21,871
First of Long Island Corp.	3,950	70,508
First Savings Financial Group, Inc.	300	19,500
First United Corp.	1,000	15,500
First Western Financial, Inc. (a)	900	17,613
Flushing Financial Corp.	5,100	84,864
FNB Corp.	50,533	480,064
FNCB Bancorp, Inc.	2,700	17,280
Franklin Financial Services Corp.	700	18,921
Fulton Financial Corp.	24,492	311,538
FVCBankcorp, Inc. (a)	1,900	27,930
German American Bancorp, Inc.	4,325	143,114
Glacier Bancorp, Inc.	15,000	690,150
Great Southern Bancorp, Inc.	1,868	91,345
Great Western Bancorp, Inc.	9,611	200,870
Guaranty Bancshares, Inc.	1,150	34,443
Hancock Whitney Corp.	13,386	455,392
Hanmi Financial Corp.	5,300	60,102
HarborOne Bancorp, Inc. (a)	9,263	100,596
Hawthorn Bancshares, Inc.	936	20,498
HBT Financial, Inc.	1,400	21,210
Heartland Financial USA, Inc.	5,300	213,961
Heritage Commerce Corp.	10,166	90,172
Heritage Financial Corp.	6,300	147,357
Hilltop Holdings, Inc.	11,100	305,361
Home BancShares, Inc.	23,814	463,897
HomeTrust Bancshares, Inc.	2,709	52,311
Hope Bancorp, Inc.	20,421	222,793
Horizon Bancorp, Inc.	7,440	117,998
Howard Bancorp, Inc. (a)	1,981	23,396
Independent Bank Corp.	5,092	371,920
Independent Bank Corp.	4,318	79,753
Independent Bank Group, Inc.	5,772	360,865
International Bancshares Corp.	8,250	308,880
Investar Holding Corp.	1,640	27,126
Investors Bancorp, Inc.	35,714	377,140
Lakeland Bancorp, Inc.	8,500	107,950
Lakeland Financial Corp.	4,328	231,894
Landmark Bancorp, Inc.	630	14,396
LCNB Corp.	1,900	27,911
Level One Bancorp, Inc.	800	16,184
Limestone Bancorp, Inc. (a)	800	10,048
Live Oak Bancshares, Inc.	4,890	232,079
Macatawa Bank Corp.	4,066	34,032
Mackinac Financial Corp.	1,400	17,864
MainStreet Bancshares, Inc. (a)	1,100	18,601
Mercantile Bank Corp.	2,800	76,076
Meridian Corp.	800	16,640
Metrocity Bankshares, Inc.	2,800	40,376
Metropolitan Bank Holding Corp. (a)	1,100	39,897
Mid Penn Bancorp, Inc.	1,100	24,090
Middlefield Banc Corp.	900	20,250
Security Description	Shares	Value
Midland States Bancorp, Inc.	3,502	$ 62,581
MidWestOne Financial Group, Inc.	3,051	74,750
MVB Financial Corp.	1,530	34,700
National Bank Holdings Corp. Class A	5,148	168,648
National Bankshares, Inc.	1,037	32,468
NBT Bancorp, Inc.	7,400	237,540
Nicolet Bankshares, Inc. (a)	1,566	103,904
Northeast Bank (a)	1,300	29,276
Northrim BanCorp, Inc.	1,000	33,950
Norwood Financial Corp.	950	24,862
Oak Valley Bancorp (b)	1,100	18,282
OFG Bancorp	8,800	163,152
Ohio Valley Banc Corp.	700	16,520
Old National Bancorp	25,461	421,634
Old Second Bancorp, Inc.	4,535	45,804
Origin Bancorp, Inc.	3,800	105,526
Orrstown Financial Services, Inc.	1,800	29,790
Pacific Premier Bancorp, Inc.	12,401	388,523
PacWest Bancorp	18,334	465,684
Park National Corp. (b)	2,161	226,927
Parke Bancorp, Inc.	1,562	24,367
Partners Bancorp (b)	1,500	9,750
PCB Bancorp	1,930	19,512
Peapack-Gladstone Financial Corp.	3,200	72,832
Penns Woods Bancorp, Inc.	1,070	27,831
Peoples Bancorp of North Carolina, Inc.	730	16,805
Peoples Bancorp, Inc.	3,000	81,270
Peoples Financial Services Corp.	1,139	41,870
Pinnacle Financial Partners, Inc.	11,639	749,552
Plumas Bancorp	700	16,450
Popular, Inc.	13,110	738,355
Preferred Bank	2,377	119,967
Premier Financial Bancorp, Inc.	2,039	27,098
Professional Holding Corp. Class A (a)	1,800	27,774
Prosperity Bancshares, Inc.	14,109	978,600
QCR Holdings, Inc.	2,620	103,726
RBB Bancorp	2,700	41,526
Red River Bancshares, Inc.	800	39,640
Reliant Bancorp, Inc.	2,400	44,688
Renasant Corp.	8,332	280,622
Republic Bancorp, Inc. Class A	1,739	62,726
Republic First Bancorp, Inc. (a) (b)	7,000	19,950
Richmond Mutual Bancorporation, Inc.	1,900	25,954
S&T Bancorp, Inc.	6,761	167,943
Salisbury Bancorp, Inc.	400	14,908
Sandy Spring Bancorp, Inc.	7,036	226,489
SB Financial Group, Inc.	1,100	20,108

See accompanying notes to financial statements.
150

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a)	8,984	$ 264,579
Select Bancorp, Inc. (a)	2,428	22,993
ServisFirst Bancshares, Inc.	7,500	302,175
Shore Bancshares, Inc.	1,855	27,083
Sierra Bancorp	2,500	59,800
Signature Bank	8,245	1,115,466
Silvergate Capital Corp. Class A (a)	2,726	202,569
Simmons First National Corp. Class A	16,786	362,410
SmartFinancial, Inc.	2,302	41,758
South Plains Financial, Inc.	1,600	30,320
South State Corp.	10,975	793,493
Southern First Bancshares, Inc. (a)	1,300	45,955
Southern National Bancorp of Virginia, Inc.	4,425	53,587
Southside Bancshares, Inc.	5,555	172,372
Spirit of Texas Bancshares, Inc.	2,149	36,103
Sterling Bancorp	30,405	546,682
Stock Yards Bancorp, Inc.	3,600	145,728
Summit Financial Group, Inc.	1,900	41,952
Synovus Financial Corp.	23,139	749,009
TCF Financial Corp.	23,863	883,408
Texas Capital Bancshares, Inc. (a)	7,864	467,908
Tompkins Financial Corp.	2,542	179,465
Towne Bank	10,190	239,261
TriCo Bancshares	4,572	161,300
TriState Capital Holdings, Inc. (a)	5,500	95,700
Triumph Bancorp, Inc. (a)	3,921	190,365
Trustmark Corp.	9,696	264,798
UMB Financial Corp.	6,789	468,373
Umpqua Holdings Corp.	34,587	523,647
United Bankshares, Inc.	19,381	627,944
United Community Banks, Inc.	12,086	343,726
United Security Bancshares	2,100	14,805
Unity Bancorp, Inc.	1,200	21,060
Univest Financial Corp.	5,040	103,723
Valley National Bancorp	62,442	608,810
Veritex Holdings, Inc.	8,250	211,695
Washington Trust Bancorp, Inc.	3,023	135,430
Webster Financial Corp.	14,057	592,503
WesBanco, Inc.	10,002	299,660
West Bancorporation, Inc.	2,800	54,040
Westamerica Bancorporation	3,985	220,331
Western Alliance Bancorp	15,518	930,304
Wintrust Financial Corp.	8,928	545,412
		47,179,401
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	1,373	1,365,160
Celsius Holdings, Inc. (a)	5,400	271,674
Coca-Cola Consolidated, Inc.	819	218,075
Security Description	Shares	Value
Keurig Dr. Pepper, Inc. (b)	71,300	$ 2,281,600
MGP Ingredients, Inc. (b)	2,200	103,532
National Beverage Corp. (b)	2,047	173,791
NewAge, Inc. (a)	15,300	40,239
Primo Water Corp.	24,200	379,456
		4,833,527
BIOTECHNOLOGY — 6.9%
89bio, Inc. (a)	1,500	36,555
Abeona Therapeutics, Inc. (a)	10,786	16,934
ACADIA Pharmaceuticals, Inc. (a)	17,509	936,031
Acceleron Pharma, Inc. (a)	8,168	1,045,014
ADMA Biologics, Inc. (a) (b)	11,000	21,450
Adverum Biotechnologies, Inc. (a)	15,500	168,020
Aeglea BioTherapeutics, Inc. (a)	7,900	62,173
Affimed NV (a)	14,800	86,136
Agenus, Inc. (a)	27,400	87,132
Agios Pharmaceuticals, Inc. (a)	9,604	416,141
Akebia Therapeutics, Inc. (a)	25,017	70,048
Akero Therapeutics, Inc. (a) (b)	2,200	56,760
Akouos, Inc. (a)	2,300	45,609
Albireo Pharma, Inc. (a)	3,000	112,530
Alector, Inc. (a)	8,035	121,570
Aligos Therapeutics, Inc. (a)	1,800	49,770
Alkermes PLC (a)	24,762	494,002
Allakos, Inc. (a) (b)	4,095	573,300
Allogene Therapeutics, Inc. (a) (b)	7,800	196,872
Allovir, Inc. (a)	3,100	119,164
Alnylam Pharmaceuticals, Inc. (a)	18,422	2,394,307
ALX Oncology Holdings, Inc. (a)	1,700	146,540
Amicus Therapeutics, Inc. (a)	40,541	936,092
AnaptysBio, Inc. (a)	3,714	79,851
Anavex Life Sciences Corp. (a) (b)	8,500	45,900
Anika Therapeutics, Inc. (a)	2,447	110,751
Annexon, Inc. (a)	2,700	67,581
Apellis Pharmaceuticals, Inc. (a) (b)	9,400	537,680
Applied Genetic Technologies Corp. (a)	3,500	14,315
Applied Molecular Transport, Inc. (a)	2,500	76,925
Applied Therapeutics, Inc. (a) (b)	2,241	49,324
Aprea Therapeutics, Inc. (a) (b)	1,200	5,904
Aptinyx, Inc. (a) (b)	5,900	20,414
Aravive, Inc. (a) (b)	1,800	10,152
Arcturus Therapeutics Holdings, Inc. (a) (b)	3,835	166,362
Arcus Biosciences, Inc. (a)	7,395	191,974
Arcutis Biotherapeutics, Inc. (a)	3,600	101,268
Ardelyx, Inc. (a)	12,900	83,463
Arena Pharmaceuticals, Inc. (a)	9,130	701,458

See accompanying notes to financial statements.
151

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	15,900	$ 1,220,007
Assembly Biosciences, Inc. (a)	7,300	44,165
Atara Biotherapeutics, Inc. (a)	11,500	225,745
Athenex, Inc. (a)	12,398	137,122
Athersys, Inc. (a) (b)	27,981	48,967
Atreca, Inc. Class A (a) (b)	5,000	80,750
AVEO Pharmaceuticals, Inc. (a)	3,100	17,887
Avid Bioservices, Inc. (a)	9,868	113,877
Avidity Biosciences, Inc. (a) (b)	2,900	74,008
Avrobio, Inc. (a) (b)	5,398	75,248
Axcella Health, Inc. (a) (b)	2,200	11,418
Aziyo Biologics, Inc. Class A (a)	1,300	17,719
Beam Therapeutics, Inc. (a) (b)	6,200	506,168
Beyondspring, Inc. (a)	2,400	29,280
BioCryst Pharmaceuticals, Inc. (a) (b)	30,830	229,683
Biohaven Pharmaceutical Holding Co., Ltd. (a)	7,500	642,825
BioMarin Pharmaceutical, Inc. (a)	28,819	2,527,138
Bioxcel Therapeutics, Inc. (a)	2,212	102,194
Black Diamond Therapeutics, Inc. (a)	3,200	102,560
Bluebird Bio, Inc. (a)	10,321	446,590
Blueprint Medicines Corp. (a)	8,742	980,415
BrainStorm Cell Therapeutics, Inc. (a) (b)	4,100	18,553
Bridgebio Pharma, Inc. (a) (b)	11,500	817,765
C4 Therapeutics, Inc. (a)	1,900	62,947
Cabaletta Bio, Inc. (a) (b)	3,100	38,688
Calithera Biosciences, Inc. (a)	10,600	52,046
Calyxt, Inc. (a) (b)	1,300	5,486
CareDx, Inc. (a)	7,442	539,173
CASI Pharmaceuticals, Inc. (a) (b)	10,700	31,565
Catabasis Pharmaceuticals, Inc. (a) (b)	2,700	5,778
Catalyst Biosciences, Inc. (a)	3,300	20,823
Catalyst Pharmaceuticals, Inc. (a)	16,947	56,603
Cellular Biomedicine Group, Inc. (a)	1,900	34,922
CEL-SCI Corp. (a) (b)	5,895	68,736
Centogene NV (a)	1,200	12,936
Checkmate Pharmaceuticals, Inc. (a)	700	10,213
Checkpoint Therapeutics, Inc. (a) (b)	7,275	19,279
ChemoCentryx, Inc. (a)	7,700	476,784
Chimerix, Inc. (a)	8,597	41,524
Chinook Therapeutics, Inc. (a)	2,090	33,147
Cidara Therapeutics, Inc. (a)	5,100	10,200
Clovis Oncology, Inc. (a) (b)	14,480	69,504
Cohbar, Inc. (a)	4,200	5,628
Coherus Biosciences, Inc. (a) (b)	10,217	177,571
Security Description	Shares	Value
Concert Pharmaceuticals, Inc. (a)	5,198	$ 65,703
Constellation Pharmaceuticals, Inc. (a) (b)	5,365	154,512
Contra Aduro Biotech	2,090	272
ContraFect Corp. (a) (b)	3,500	17,675
Corbus Pharmaceuticals Holdings, Inc. (a)	22,014	27,518
Cortexyme, Inc. (a) (b)	2,749	76,367
Crinetics Pharmaceuticals, Inc. (a) (b)	4,400	62,084
Cue Biopharma, Inc. (a)	5,185	64,864
Cyclerion Therapeutics, Inc. (a)	3,740	11,444
Cytokinetics, Inc. (a)	9,496	197,327
CytomX Therapeutics, Inc. (a)	7,275	47,651
Deciphera Pharmaceuticals, Inc. (a)	5,900	336,713
Denali Therapeutics, Inc. (a)	9,900	829,224
Dermtech, Inc. (a) (b)	1,400	45,416
Dicerna Pharmaceuticals, Inc. (a)	9,600	211,488
Dyadic International, Inc. (a)	2,900	15,602
Dynavax Technologies Corp. (a) (b)	18,538	82,494
Dyne Therapeutics, Inc. (a)	2,500	52,500
Eagle Pharmaceuticals, Inc. (a)	1,746	81,311
Editas Medicine, Inc. (a) (b)	9,839	689,812
Eidos Therapeutics, Inc. (a)	1,889	248,555
Eiger BioPharmaceuticals, Inc. (a)	5,375	66,059
Emergent BioSolutions, Inc. (a)	7,100	636,160
Enanta Pharmaceuticals, Inc. (a)	3,300	138,930
Enochian Biosciences, Inc. (a) (b)	2,510	7,405
Epizyme, Inc. (a)	15,538	168,743
Esperion Therapeutics, Inc. (a) (b)	4,500	117,000
Evelo Biosciences, Inc. (a) (b)	4,735	57,246
Exact Sciences Corp. (a) (b)	23,749	3,146,505
Exelixis, Inc. (a)	48,785	979,115
Exicure, Inc. (a)	9,000	15,930
Fate Therapeutics, Inc. (a)	11,260	1,023,872
Fennec Pharmaceuticals, Inc. (a) (b)	3,300	24,585
FibroGen, Inc. (a) (b)	13,108	486,176
Five Prime Therapeutics, Inc. (a)	5,447	92,653
Flexion Therapeutics, Inc. (a) (b)	7,600	87,704
Foghorn Therapeutics, Inc. (a)	1,300	26,351
Forma Therapeutics Holdings, Inc. (a)	3,000	104,700
Fortress Biotech, Inc. (a) (b)	15,200	48,184
Frequency Therapeutics, Inc. (a) (b)	4,400	155,144
G1 Therapeutics, Inc. (a) (b)	5,961	107,238

See accompanying notes to financial statements.
152

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Galectin Therapeutics, Inc. (a) (b)	6,283	$ 14,074
Galera Therapeutics, Inc. (a)	1,300	13,299
Generation Bio Co. (a) (b)	2,000	56,700
Genprex, Inc. (a) (b)	4,300	17,845
Geron Corp. (a) (b)	50,083	79,632
Global Blood Therapeutics, Inc. (a) (b)	9,281	401,960
GlycoMimetics, Inc. (a)	5,291	19,894
Gossamer Bio, Inc. (a)	9,900	95,733
Gritstone Oncology, Inc. (a) (b)	5,300	20,882
Halozyme Therapeutics, Inc. (a) (b)	20,952	894,860
Harpoon Therapeutics, Inc. (a) (b)	1,790	29,732
Heron Therapeutics, Inc. (a) (b)	13,417	283,971
Homology Medicines, Inc. (a) (b)	6,900	77,901
Hookipa Pharma, Inc. (a) (b)	1,985	22,014
iBio, Inc. (a)	31,400	32,970
Ideaya Biosciences, Inc. (a)	2,600	36,400
IGM Biosciences, Inc. (a) (b)	1,200	105,948
Immunic, Inc. (a)	800	12,232
ImmunoGen, Inc. (a)	32,176	207,535
Immunovant, Inc. (a)	5,800	267,902
Inhibrx, Inc. (a)	1,400	46,158
Inovio Pharmaceuticals, Inc. (a) (b)	22,911	202,762
Inozyme Pharma, Inc. (a)	1,900	39,216
Insmed, Inc. (a)	15,866	528,179
Intellia Therapeutics, Inc. (a) (b)	7,800	424,320
Intercept Pharmaceuticals, Inc. (a)	4,487	110,829
Invitae Corp. (a) (b)	18,200	760,942
Ionis Pharmaceuticals, Inc. (a)	20,730	1,172,074
Iovance Biotherapeutics, Inc. (a)	21,900	1,016,160
Ironwood Pharmaceuticals, Inc. (a)	24,478	278,804
iTeos Therapeutics, Inc. (a)	2,000	67,640
IVERIC bio, Inc. (a)	14,000	96,740
Jounce Therapeutics, Inc. (a)	2,500	17,500
Kadmon Holdings, Inc. (a)	30,063	124,761
KalVista Pharmaceuticals, Inc. (a)	2,500	47,475
Karuna Therapeutics, Inc. (a)	2,450	248,895
Karyopharm Therapeutics, Inc. (a) (b)	12,200	188,856
Keros Therapeutics, Inc. (a)	2,247	158,503
Kezar Life Sciences, Inc. (a)	5,030	26,257
Kindred Biosciences, Inc. (a)	5,800	24,998
Kiniksa Pharmaceuticals Ltd. Class A (a)	4,625	81,724
Kodiak Sciences, Inc. (a) (b)	5,100	749,241
Kronos Bio, Inc. (a)	2,500	74,675
Krystal Biotech, Inc. (a)	2,367	142,020
Kura Oncology, Inc. (a)	9,500	310,270
Kymera Therapeutics, Inc. (a)	1,800	111,600
Security Description	Shares	Value
La Jolla Pharmaceutical Co. (a) (b)	3,645	$ 14,143
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	22,302
Ligand Pharmaceuticals, Inc. (a) (b)	2,105	209,342
LogicBio Therapeutics, Inc. (a)	2,875	21,936
MacroGenics, Inc. (a)	9,534	217,947
Madrigal Pharmaceuticals, Inc. (a) (b)	1,540	171,202
Magenta Therapeutics, Inc. (a) (b)	3,000	23,520
MannKind Corp. (a)	39,000	122,070
Marker Therapeutics, Inc. (a) (b)	4,870	7,062
MediciNova, Inc. (a) (b)	7,500	39,450
MEI Pharma, Inc. (a)	19,114	50,461
MeiraGTx Holdings PLC (a) (b)	3,700	56,018
Mersana Therapeutics, Inc. (a)	7,700	204,897
Metacrine, Inc. (a)	1,200	9,432
Minerva Neurosciences, Inc. (a)	4,680	10,951
Mirati Therapeutics, Inc. (a)	6,800	1,493,552
Mirum Pharmaceuticals, Inc. (a) (b)	797	13,916
Moderna, Inc. (a)	45,736	4,778,040
Molecular Templates, Inc. (a)	4,315	40,518
Morphic Holding, Inc. (a) (b)	2,400	80,520
Mustang Bio, Inc. (a) (b)	8,805	33,327
Myriad Genetics, Inc. (a)	12,394	245,091
NantKwest, Inc. (a) (b)	5,500	73,315
Natera, Inc. (a)	11,900	1,184,288
Neoleukin Therapeutics, Inc. (a) (b)	3,700	52,170
Neubase Therapeutics, Inc. (a) (b)	2,600	18,174
NeuroBo Pharmaceuticals, Inc. (a)	700	3,675
Neurocrine Biosciences, Inc. (a)	14,628	1,402,094
NextCure, Inc. (a) (b)	2,700	29,430
Nkarta, Inc. (a)	2,800	172,116
Novavax, Inc. (a) (b)	9,723	1,084,212
Nurix Therapeutics, Inc. (a)	2,000	65,760
Nymox Pharmaceutical Corp. (a) (b)	6,000	14,880
Oncocyte Corp. (a) (b)	10,385	24,820
Oncorus, Inc. (a)	1,200	38,796
OPKO Health, Inc. (a) (b)	60,718	239,836
Organogenesis Holdings, Inc. (a)	4,198	31,611
Orgenesis, Inc. (a)	2,700	12,150
ORIC Pharmaceuticals, Inc. (a)	3,900	132,015
Ovid therapeutics, Inc. (a) (b)	12,400	28,644
Oyster Point Pharma, Inc. (a) (b)	900	16,938
Pandion Therapeutics, Inc. (a)	1,100	16,335
Passage Bio, Inc. (a) (b)	4,300	109,951
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,496	8,387

See accompanying notes to financial statements.
153

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Pieris Pharmaceuticals, Inc. (a)	9,300	$ 23,250
PMV Pharmaceuticals, Inc. (a)	2,400	147,624
Poseida Therapeutics, Inc. (a)	2,900	31,813
Praxis Precision Medicines, Inc. (a)	1,900	104,538
Precigen, Inc. (a) (b)	11,541	117,718
Precision BioSciences, Inc. (a) (b)	9,500	79,230
Prelude Therapeutics, Inc. (a)	1,600	114,480
Prevail Therapeutics, Inc. (a)	2,400	55,368
Protagonist Therapeutics, Inc. (a)	5,502	110,920
Protara Therapeutics, Inc. (a) (b)	700	16,947
Prothena Corp. PLC (a)	5,000	60,050
PTC Therapeutics, Inc. (a)	9,700	591,991
Puma Biotechnology, Inc. (a) (b)	6,407	65,736
Radius Health, Inc. (a) (b)	7,955	142,076
Rapt Therapeutics, Inc. (a) (b)	2,400	47,400
REGENXBIO, Inc. (a)	5,000	226,800
Relay Therapeutics, Inc. (a)	5,600	232,736
Replimenu Group, Inc. (a)	4,100	156,415
REVOLUTION Medicines, Inc. (a)	5,842	231,285
Rhythm Pharmaceuticals, Inc. (a)	5,900	175,407
Rigel Pharmaceuticals, Inc. (a)	29,589	103,561
Rocket Pharmaceuticals, Inc. (a)	5,200	285,168
Rubius Therapeutics, Inc. (a) (b)	5,800	44,022
Sage Therapeutics, Inc. (a)	8,074	698,482
Sangamo Therapeutics, Inc. (a)	17,765	277,223
Sarepta Therapeutics, Inc. (a) (b)	12,013	2,048,096
Savara, Inc. (a)	5,445	6,262
Scholar Rock Holding Corp. (a)	4,445	215,716
Seagen, Inc. (a)	20,242	3,545,184
Selecta Biosciences, Inc. (a)	10,300	31,209
Seres Therapeutics, Inc. (a) (b)	8,446	206,927
Shattuck Labs, Inc. (a)	2,300	120,543
Soleno Therapeutics, Inc. (a)	8,500	16,405
Solid Biosciences, Inc. (a) (b)	4,900	37,142
Sorrento Therapeutics, Inc. (a) (b)	38,419	262,210
Spectrum Pharmaceuticals, Inc. (a)	25,132	85,700
Spero Therapeutics, Inc. (a) (b)	3,593	69,668
SpringWorks Therapeutics, Inc. (a) (b)	3,700	268,324
Spruce Biosciences, Inc. (a)	1,200	29,172
SQZ Biotechnologies Co. (a) (b)	800	23,184
Stoke Therapeutics, Inc. (a) (b)	2,200	136,246
Sutro Biopharma, Inc. (a)	4,900	106,379
Syndax Pharmaceuticals, Inc. (a)	4,700	104,528
Syros Pharmaceuticals, Inc. (a) (b)	7,200	78,120
Security Description	Shares	Value
Taysha Gene Therapies, Inc. (a)	1,500	$ 39,810
TCR2 Therapeutics, Inc. (a)	4,400	136,092
TG Therapeutics, Inc. (a)	18,130	943,123
Translate Bio, Inc. (a) (b)	11,900	219,317
Travere Therapeutics, Inc. (a)	8,498	231,613
Turning Point Therapeutics, Inc. (a)	5,889	717,575
Twist Bioscience Corp. (a) (b)	5,184	732,447
Tyme Technologies, Inc. (a) (b)	9,400	11,468
Ultragenyx Pharmaceutical, Inc. (a) (b)	9,914	1,372,395
United Therapeutics Corp. (a)	6,871	1,042,949
UNITY Biotechnology, Inc. (a) (b)	5,590	29,292
UroGen Pharma, Ltd. (a) (b)	3,200	57,664
Vanda Pharmaceuticals, Inc. (a)	9,351	122,872
Vaxart, Inc. (a) (b)	9,100	51,961
Vaxcyte, Inc. (a)	3,200	85,024
VBI Vaccines, Inc. (a) (b)	31,406	86,366
Veracyte, Inc. (a) (b)	8,957	438,356
Verastem, Inc. (a)	34,800	74,124
Vericel Corp. (a)	6,873	212,238
Viela Bio, Inc. (a) (b)	3,800	136,686
Viking Therapeutics, Inc. (a) (b)	13,214	74,395
Vir Biotechnology, Inc. (a) (b)	8,139	217,962
Voyager Therapeutics, Inc. (a)	4,300	30,745
vTv Therapeutics, Inc. Class A (a) (b)	1,500	2,790
X4 Pharmaceuticals, Inc. (a) (b)	2,408	15,483
XBiotech, Inc. (a) (b)	2,275	35,604
Xencor, Inc. (a)	8,585	374,564
XOMA Corp. (a)	1,000	44,130
Y-mAbs Therapeutics, Inc. (a)	4,400	217,844
Zentalis Pharmaceuticals, Inc. (a) (b)	4,400	228,536
ZIOPHARM Oncology, Inc. (a) (b)	37,156	93,633
		73,483,031
BUILDING PRODUCTS — 1.1%
AAON, Inc.	6,400	426,432
Advanced Drainage Systems, Inc.	8,800	735,504
Alpha Pro Tech, Ltd. (a) (b)	1,900	21,185
American Woodmark Corp. (a)	2,612	245,136
Apogee Enterprises, Inc.	4,509	142,845
Armstrong World Industries, Inc.	7,495	557,553
AZEK Co., Inc. (a)	11,100	426,795
Builders FirstSource, Inc. (a)	20,300	828,443
Caesarstone, Ltd. (b)	3,527	45,463
Cornerstone Building Brands, Inc. (a)	7,628	70,788
CSW Industrials, Inc.	2,037	227,961
Gibraltar Industries, Inc. (a)	5,000	359,700
Griffon Corp.	7,600	154,888
Insteel Industries, Inc.	3,087	68,748
JELD-WEN Holding, Inc. (a)	10,409	263,972

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Lennox International, Inc.	5,554	$ 1,521,629
Masonite International Corp. (a)	3,793	373,004
Owens Corning	16,976	1,286,102
PGT Innovations, Inc. (a)	9,954	202,464
Quanex Building Products Corp.	5,750	127,478
Resideo Technologies, Inc. (a)	21,977	467,231
Simpson Manufacturing Co., Inc.	6,800	635,460
Trex Co., Inc. (a)	18,388	1,539,443
UFP Industries, Inc.	9,309	517,115
		11,245,339
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	7,100	722,070
Apollo Global Management, Inc.	27,100	1,327,358
Ares Management Corp. Class A	15,500	729,275
Artisan Partners Asset Management, Inc. Class A	8,593	432,572
Assetmark Financial Holdings, Inc. (a)	2,900	70,180
Associated Capital Group, Inc. Class A	300	10,536
B. Riley Financial, Inc.	3,334	147,429
BGC Partners, Inc. Class A	54,000	216,000
Blucora, Inc. (a)	8,400	133,644
Brightsphere Investment Group, Inc.	10,738	207,029
Carlyle Group, Inc.	18,600	584,784
Cohen & Steers, Inc.	3,709	275,579
Cowen, Inc. Class A	4,350	113,056
Diamond Hill Investment Group, Inc.	548	81,800
Donnelley Financial Solutions, Inc. (a)	5,175	87,820
Eaton Vance Corp.	17,620	1,196,927
Evercore, Inc. Class A	6,243	684,482
FactSet Research Systems, Inc.	5,955	1,980,037
Federated Hermes, Inc.	14,800	427,572
Focus Financial Partners, Inc. Class A (a)	5,482	238,467
GAMCO Investors, Inc. Class A	882	15,647
Greenhill & Co., Inc.	2,417	29,342
Hamilton Lane, Inc. Class A	5,004	390,562
Houlihan Lokey, Inc.	8,100	544,563
Interactive Brokers Group, Inc. Class A	11,606	707,037
KKR & Co., Inc.	86,870	3,517,366
Lazard, Ltd. Class A	15,902	672,655
LPL Financial Holdings, Inc.	12,495	1,302,229
Moelis & Co. Class A	8,200	383,432
Morningstar, Inc.	3,416	791,043
Oppenheimer Holdings, Inc. Class A	1,500	47,145
Piper Sandler Cos.	2,700	272,430
PJT Partners, Inc. Class A	3,572	268,793
Security Description	Shares	Value
Pzena Investment Management, Inc. Class A	2,600	$ 18,980
Safeguard Scientifics, Inc. (a)	3,000	19,140
Sculptor Capital Management, Inc.	2,985	45,372
SEI Investments Co.	17,887	1,027,966
Siebert Financial Corp. (a) (b)	1,320	5,544
Silvercrest Asset Management Group, Inc. Class A	1,504	20,891
StepStone Group, Inc. Class A (a)	3,400	135,320
Stifel Financial Corp.	15,673	790,860
StoneX Group, Inc. (a)	2,803	162,294
Tradeweb Markets, Inc. Class A	13,200	824,340
Value Line, Inc.	200	6,594
Virtu Financial, Inc. Class A	9,697	244,073
Virtus Investment Partners, Inc.	1,113	241,521
Waddell & Reed Financial, Inc. Class A	10,636	270,899
Westwood Holdings Group, Inc.	1,305	18,922
WisdomTree Investments, Inc.	20,199	108,065
		22,549,642
CHEMICALS — 1.6%
Advanced Emissions Solutions, Inc. (b)	2,600	14,300
AdvanSix, Inc. (a)	4,800	95,952
AgroFresh Solutions, Inc. (a)	4,500	10,215
American Vanguard Corp.	5,052	78,407
Amyris, Inc. (a) (b)	17,800	109,915
Ashland Global Holdings, Inc.	8,731	691,495
Avient Corp.	14,333	577,333
Axalta Coating Systems, Ltd. (a)	33,402	953,627
Balchem Corp.	4,988	574,717
Cabot Corp.	8,698	390,366
Chase Corp.	1,296	130,909
Chemours Co.	25,743	638,169
Element Solutions, Inc.	34,200	606,366
Ferro Corp. (a)	14,258	208,595
FutureFuel Corp.	5,500	69,850
GCP Applied Technologies, Inc. (a)	8,497	200,954
Hawkins, Inc.	1,648	86,207
HB Fuller Co.	7,999	414,988
Huntsman Corp.	31,726	797,592
Ingevity Corp. (a)	6,438	487,550
Innospec, Inc.	3,747	339,965
Intrepid Potash, Inc. (a)	1,490	35,984
Koppers Holdings, Inc. (a)	3,630	113,111
Kraton Corp. (a)	5,485	152,428
Kronos Worldwide, Inc.	3,600	53,676
Livent Corp. (a) (b)	22,842	430,343
Marrone Bio Innovations, Inc. (a)	9,293	11,616
Minerals Technologies, Inc.	5,292	328,739
NewMarket Corp.	1,040	414,222
Olin Corp.	22,424	550,733

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Orion Engineered Carbons SA	10,500	$ 179,970
PQ Group Holdings, Inc.	6,650	94,829
Quaker Chemical Corp. (b)	2,116	536,173
Rayonier Advanced Materials, Inc. (a)	12,600	82,152
RPM International, Inc.	20,390	1,851,004
Scotts Miracle-Gro Co.	6,442	1,282,860
Sensient Technologies Corp.	6,619	488,284
Stepan Co.	3,382	403,540
Trecora Resources (a)	3,870	27,051
Tredegar Corp.	4,607	76,937
Trinseo SA	5,899	302,088
Tronox Holdings PLC Class A (a)	15,569	227,619
Valvoline, Inc.	29,241	676,637
Westlake Chemical Corp.	5,296	432,154
WR Grace & Co.	8,776	481,100
		16,710,722
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ABM Industries, Inc.	10,400	393,536
ACCO Brands Corp.	16,142	136,400
ADT, Inc. (b)	27,080	212,578
Brady Corp. Class A	7,300	385,586
BrightView Holdings, Inc. (a)	7,100	107,352
Brink's Co.	7,714	555,408
Casella Waste Systems, Inc. Class A (a)	7,600	470,820
CECO Environmental Corp. (a)	4,743	33,011
Cimpress PLC (a) (b)	2,733	239,793
Clean Harbors, Inc. (a)	8,153	620,443
CompX International, Inc.	200	2,846
Covanta Holding Corp.	18,100	237,653
Deluxe Corp.	7,276	212,459
Ennis, Inc.	4,497	80,272
Harsco Corp. (a)	13,625	244,978
Healthcare Services Group, Inc.	11,565	324,977
Heritage-Crystal Clean, Inc. (a)	2,734	57,605
Herman Miller, Inc.	9,100	307,580
HNI Corp.	7,389	254,625
IAA, Inc. (a)	21,371	1,388,688
IBEX Holdings, Ltd. (a)	700	13,090
Interface, Inc.	10,162	106,701
KAR Auction Services, Inc.	19,992	372,051
Kimball International, Inc. Class B	6,265	74,867
Knoll, Inc.	8,733	128,200
Matthews International Corp. Class A	5,331	156,731
McGrath RentCorp	3,700	248,270
Montrose Environmental Group, Inc. (a)	1,800	55,728
MSA Safety, Inc.	5,717	854,063
NL Industries, Inc.	1,231	5,884
PICO Holdings, Inc. (a)	2,830	26,461
Pitney Bowes, Inc. (b)	30,164	185,810
Security Description	Shares	Value
Quad/Graphics, Inc.	5,027	$ 19,203
SP Plus Corp. (a)	4,000	115,320
Steelcase, Inc. Class A	15,000	203,250
Stericycle, Inc. (a)	14,500	1,005,285
Team, Inc. (a)	4,900	53,410
Tetra Tech, Inc.	8,475	981,236
UniFirst Corp.	2,328	492,814
US Ecology, Inc.	5,461	198,398
Viad Corp.	3,554	128,548
VSE Corp.	1,580	60,814
		11,752,744
COMMUNICATIONS EQUIPMENT — 0.7%
Acacia Communications, Inc. (a)	6,000	437,760
ADTRAN, Inc.	8,337	123,138
Applied Optoelectronics, Inc. (a) (b)	3,497	29,759
CalAmp Corp. (a)	7,000	69,440
Calix, Inc. (a)	8,000	238,080
Cambium Networks Corp. (a)	900	22,572
Casa Systems, Inc. (a)	4,899	30,227
Ciena Corp. (a)	24,264	1,282,352
Clearfield, Inc. (a)	1,800	44,496
CommScope Holding Co., Inc. (a)	30,655	410,777
Comtech Telecommunications Corp.	4,298	88,926
Digi International, Inc. (a)	4,970	93,933
DZS, Inc. (a)	2,860	44,244
EchoStar Corp. Class A (a)	8,441	178,865
Extreme Networks, Inc. (a)	21,100	145,379
Genasys, Inc. (a)	7,600	49,552
Harmonic, Inc. (a)	16,700	123,413
Infinera Corp. (a) (b)	25,100	263,048
Inseego Corp. (a) (b)	12,217	188,997
KVH Industries, Inc. (a)	2,532	28,738
Lumentum Holdings, Inc. (a)	11,882	1,126,414
NETGEAR, Inc. (a)	5,189	210,829
NetScout Systems, Inc. (a)	10,907	299,070
PC-Tel, Inc. (a)	2,700	17,739
Plantronics, Inc. (b)	6,048	163,477
Resonant, Inc. (a)	7,500	19,875
Ribbon Communications, Inc. (a)	11,800	77,408
Ubiquiti, Inc.	1,314	365,962
ViaSat, Inc. (a) (b)	9,011	294,209
Viavi Solutions, Inc. (a)	35,700	534,608
		7,003,287
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	24,304	1,209,853
Aegion Corp. (a)	5,300	100,647
Ameresco, Inc. Class A (a)	4,300	224,632
API Group Corp. (a) (b) (c)	21,723	394,272
Arcosa, Inc.	7,589	416,864
Argan, Inc.	2,539	112,960

See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Comfort Systems USA, Inc.	5,525	$ 290,947
Concrete Pumping Holdings, Inc. (a)	4,031	15,439
Construction Partners, Inc. Class A (a)	4,598	133,848
Dycom Industries, Inc. (a)	4,752	358,871
EMCOR Group, Inc.	8,553	782,257
Fluor Corp.	21,809	348,290
Granite Construction, Inc. (b)	8,179	218,461
Great Lakes Dredge & Dock Corp. (a)	11,050	145,529
HC2 Holdings, Inc. (a)	12,358	40,287
IES Holdings, Inc. (a)	1,400	64,456
MasTec, Inc. (a)	8,876	605,166
Matrix Service Co. (a)	4,600	50,692
MYR Group, Inc. (a)	2,800	168,280
Northwest Pipe Co. (a)	2,100	59,430
NV5 Global, Inc. (a)	1,844	145,270
Primoris Services Corp.	8,354	230,654
Sterling Construction Co., Inc. (a)	4,800	89,328
Tutor Perini Corp. (a)	7,100	91,945
Valmont Industries, Inc.	3,270	572,021
WillScot Mobile Mini Holdings Corp. (a)	25,113	581,868
		7,452,267
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,464	655,126
Forterra, Inc. (a)	5,104	87,763
Summit Materials, Inc. Class A (a)	17,712	355,657
United States Lime & Minerals, Inc.	321	36,594
US Concrete, Inc. (a)	2,739	109,478
		1,244,618
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	59,575	2,124,445
Atlanticus Holdings Corp. (a)	800	19,704
Credit Acceptance Corp. (a) (b)	1,528	528,902
Curo Group Holdings Corp.	2,930	41,987
Encore Capital Group, Inc. (a)	5,451	212,316
Enova International, Inc. (a)	6,000	148,620
EZCORP, Inc. Class A (a)	7,700	36,883
FirstCash, Inc.	6,315	442,303
Green Dot Corp. Class A (a)	8,000	446,400
LendingClub Corp. (a)	11,806	124,671
LendingTree, Inc. (a) (b)	1,699	465,169
Navient Corp.	28,204	276,963
Nelnet, Inc. Class A	3,042	216,712
OneMain Holdings, Inc.	10,223	492,340
Oportun Financial Corp. (a)	3,451	66,846
PRA Group, Inc. (a) (b)	6,972	276,510
Prog Holdings, Inc.	10,597	570,860
Regional Management Corp.	1,900	56,734
Security Description	Shares	Value
Santander Consumer USA Holdings, Inc.	11,064	$ 243,629
SLM Corp.	59,100	732,249
World Acceptance Corp. (a) (b)	771	78,812
		7,603,055
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	10,239	1,401,617
Ardagh Group SA	3,200	55,072
Berry Global Group, Inc. (a)	21,063	1,183,530
Crown Holdings, Inc. (a)	20,710	2,075,142
Graphic Packaging Holding Co.	42,567	721,085
Greif, Inc. Class A	4,500	210,960
Greif, Inc. Class B	1,242	60,088
Myers Industries, Inc.	5,195	107,952
O-I Glass, Inc.	24,128	287,123
Pactiv Evergreen, Inc. (a)	6,900	125,166
Ranpak Holdings Corp. (a)	4,700	63,168
Silgan Holdings, Inc.	12,368	458,605
Sonoco Products Co.	15,895	941,779
UFP Technologies, Inc. (a)	1,100	51,260
		7,742,547
DISTRIBUTORS — 0.0% (d)
Core-Mark Holding Co., Inc.	7,752	227,676
Funko, Inc. Class A (a) (b)	3,950	41,001
Greenlane Holdings, Inc. Class A (a) (b)	1,600	6,336
Weyco Group, Inc.	943	14,937
		289,950
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	7,974	270,717
American Public Education, Inc. (a)	2,500	76,200
Aspen Group, Inc. (a)	3,900	43,407
Bright Horizons Family Solutions, Inc. (a)	9,504	1,644,097
Carriage Services, Inc.	3,296	103,231
Chegg, Inc. (a)	19,300	1,743,369
Collectors Universe, Inc.	1,715	129,311
Franchise Group, Inc.	3,800	115,710
frontdoor, Inc. (a)	13,506	678,136
Graham Holdings Co. Class B	592	315,761
Grand Canyon Education, Inc. (a)	7,410	689,945
H&R Block, Inc.	30,200	478,972
Houghton Mifflin Harcourt Co. (a)	17,399	57,939
Laureate Education, Inc. Class A (a)	16,470	239,803
OneSpaWorld Holdings, Ltd. (b)	7,900	80,106
Perdoceo Education Corp. (a)	12,112	152,975
Regis Corp. (a) (b)	3,706	34,058
Service Corp. International	26,783	1,315,045
Strategic Education, Inc.	3,746	357,106

See accompanying notes to financial statements.
157

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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Stride, Inc. (a)	7,005	$ 148,716
Terminix Global Holdings, Inc. (a)	21,012	1,071,822
Universal Technical Institute, Inc. (a)	4,400	28,424
Vivint Smart Home, Inc. (a)	11,913	247,195
WW International, Inc. (a)	8,200	200,080
		10,222,125
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Alerus Financial Corp.	2,576	70,505
A-Mark Precious Metals, Inc.	1,200	30,780
Banco Latinoamericano de Comercio Exterior SA Class E	5,400	85,482
Cannae Holdings, Inc. (a)	13,500	597,645
Equitable Holdings, Inc.	63,946	1,636,378
GWG Holdings, Inc. (a) (b)	500	3,495
Jefferies Financial Group, Inc.	34,100	838,860
Marlin Business Services Corp.	1,400	17,136
SWK Holdings Corp. (a)	500	7,195
Voya Financial, Inc.	19,941	1,172,730
		4,460,206
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Alaska Communications Systems Group, Inc.	7,900	29,151
Anterix, Inc. (a)	2,307	86,743
ATN International, Inc.	1,857	77,548
Bandwidth, Inc. Class A (a) (b)	3,158	485,290
Cincinnati Bell, Inc. (a)	8,774	134,067
Cogent Communications Holdings, Inc.	6,596	394,902
Consolidated Communications Holdings, Inc. (a)	11,949	58,431
IDT Corp. Class B (a)	3,500	43,260
Iridium Communications, Inc. (a)	18,519	728,260
Liberty Latin America, Ltd. Class C (a)	23,800	263,942
Ooma, Inc. (a)	3,400	48,960
ORBCOMM, Inc. (a)	12,911	95,800
Vonage Holdings Corp. (a)	36,500	469,937
		2,916,291
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	8,162	505,554
Avangrid, Inc.	8,900	404,505
Genie Energy, Ltd. Class B	2,198	15,848
Hawaiian Electric Industries, Inc.	16,883	597,490
IDACORP, Inc.	7,938	762,286
MGE Energy, Inc.	5,662	396,510
OGE Energy Corp.	31,743	1,011,332
Otter Tail Corp.	6,176	263,159
PG&E Corp. (a)	211,446	2,634,617
Security Description	Shares	Value
PNM Resources, Inc.	12,451	$ 604,247
Portland General Electric Co.	14,121	603,955
Spark Energy, Inc. Class A (b)	2,096	20,059
		7,819,562
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	5,857	709,224
Allied Motion Technologies, Inc.	1,262	64,488
American Superconductor Corp. (a)	4,700	110,074
Array Technologies, Inc. (a)	8,500	366,690
Atkore International Group, Inc. (a)	7,300	300,103
AZZ, Inc.	4,544	215,567
Bloom Energy Corp. Class A (a) (b)	13,776	394,820
Encore Wire Corp.	3,534	214,054
EnerSys	6,641	551,602
FuelCell Energy, Inc. (a) (b)	45,000	502,650
Generac Holdings, Inc. (a)	9,794	2,227,254
GrafTech International, Ltd.	11,950	127,387
Hubbell, Inc.	8,548	1,340,241
LSI Industries, Inc.	3,900	33,384
nVent Electric PLC	24,500	570,605
Orion Energy Systems, Inc. (a)	4,700	46,389
Plug Power, Inc. (a) (b)	59,413	2,014,695
Powell Industries, Inc.	1,400	41,286
Preformed Line Products Co.	500	34,220
Regal Beloit Corp.	6,451	792,247
Sensata Technologies Holding PLC (a)	24,528	1,293,607
Sunrun, Inc. (a)	23,789	1,650,481
Thermon Group Holdings, Inc. (a)	5,680	88,778
TPI Composites, Inc. (a)	4,700	248,066
Ultralife Corp. (a)	1,400	9,058
Vertiv Holdings Co.	34,600	645,982
Vicor Corp. (a)	2,976	274,447
		14,867,399
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Akoustis Technologies, Inc. (a) (b)	5,700	69,711
Arlo Technologies, Inc. (a)	13,817	107,634
Arrow Electronics, Inc. (a)	11,858	1,153,783
Avnet, Inc.	15,397	540,589
Badger Meter, Inc.	4,576	430,419
Bel Fuse, Inc. Class B	1,500	22,545
Belden, Inc.	6,763	283,370
Benchmark Electronics, Inc.	6,331	171,000
Cognex Corp.	26,701	2,143,690
Coherent, Inc. (a)	3,834	575,177
CTS Corp.	5,587	191,802
Daktronics, Inc.	5,745	26,887
Dolby Laboratories, Inc. Class A	9,979	969,260
ePlus, Inc. (a)	2,364	207,914

See accompanying notes to financial statements.
158

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Fabrinet (a)	5,700	$ 442,263
FARO Technologies, Inc. (a)	3,088	218,105
Fitbit, Inc. Class A (a)	37,609	255,741
II-VI, Inc. (a) (b)	16,266	1,235,565
Insight Enterprises, Inc. (a)	5,378	409,212
Intellicheck, Inc. (a) (b)	2,900	33,074
Iteris, Inc. (a)	6,300	35,595
Itron, Inc. (a)	6,299	604,074
Jabil, Inc.	23,267	989,546
Kimball Electronics, Inc. (a)	4,244	67,862
Knowles Corp. (a)	13,568	250,058
Littelfuse, Inc.	3,750	954,975
Luna Innovations, Inc. (a)	4,800	47,424
Methode Electronics, Inc.	6,349	243,040
MTS Systems Corp.	3,332	193,789
Napco Security Technologies, Inc. (a)	1,878	49,241
National Instruments Corp.	20,448	898,485
nLight, Inc. (a)	6,188	202,038
Novanta, Inc. (a)	5,341	631,413
OSI Systems, Inc. (a)	2,540	236,779
PAR Technology Corp. (a) (b)	3,300	207,207
PC Connection, Inc.	1,960	92,688
Plexus Corp. (a)	4,400	344,124
Powerfleet, Inc. (a)	6,600	49,038
Research Frontiers, Inc. (a)	4,000	11,240
Rogers Corp. (a)	3,068	476,430
Sanmina Corp. (a)	9,875	314,914
ScanSource, Inc. (a)	4,409	116,309
SYNNEX Corp.	6,484	528,057
Trimble, Inc. (a)	39,836	2,659,850
TTM Technologies, Inc. (a)	17,400	240,033
Vishay Intertechnology, Inc.	20,645	427,558
Vishay Precision Group, Inc. (a)	2,500	78,700
Wrap Technologies, Inc. (a) (b)	1,500	7,245
		20,445,453
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	22,642	196,080
Aspen Aerogels, Inc. (a)	3,400	56,746
Bristow Group, Inc. (a)	1,033	27,188
Cactus, Inc. Class A	8,343	217,502
ChampionX Corp. (a)	28,900	442,170
DMC Global, Inc.	2,500	108,125
Dril-Quip, Inc. (a)	6,075	179,941
Exterran Corp. (a)	4,500	19,890
Frank's International NV (a)	31,300	85,762
Helix Energy Solutions Group, Inc. (a)	24,009	100,838
Helmerich & Payne, Inc.	16,300	377,508
Liberty Oilfield Services, Inc. Class A	12,900	132,999
Nabors Industries, Ltd.	1,227	71,448
National Energy Services Reunited Corp. (a) (b)	3,700	36,741
Newpark Resources, Inc. (a)	13,900	26,688
Security Description	Shares	Value
NexTier Oilfield Solutions, Inc. (a)	28,198	$ 97,001
Oceaneering International, Inc. (a)	17,281	137,384
Oil States International, Inc. (a)	10,466	52,539
Patterson-UTI Energy, Inc.	31,960	168,110
ProPetro Holding Corp. (a)	13,999	103,453
RPC, Inc. (a) (b)	9,010	28,381
Select Energy Services, Inc. Class A (a)	12,892	52,857
Solaris Oilfield Infrastructure, Inc. Class A	4,900	39,886
Tidewater, Inc. (a)	6,625	57,240
Transocean, Ltd. (a) (b)	101,989	235,595
US Silica Holdings, Inc.	14,488	101,706
		3,153,778
ENTERTAINMENT — 1.7%
AMC Entertainment Holdings, Inc. Class A (b)	13,466	28,548
Cinemark Holdings, Inc. (b)	16,438	286,185
Eros STX Global Corp. (a) (b)	28,247	51,409
Gaia, Inc. (a)	2,000	19,760
Glu Mobile, Inc. (a)	25,500	229,755
IMAX Corp. (a)	8,633	155,567
Liberty Media Corp.-Liberty Braves Class A (a)	2,238	55,659
Liberty Media Corp.-Liberty Braves Class C (a)	6,375	158,610
Liberty Media Corp.-Liberty Formula One Class A (a)	4,401	167,194
Liberty Media Corp.-Liberty Formula One Class C (a)	31,486	1,341,304
Lions Gate Entertainment Corp. Class A (a) (b)	10,424	118,521
Lions Gate Entertainment Corp. Class B (a)	20,289	210,600
LiveXLive Media, Inc. (a) (b)	7,399	24,269
Madison Square Garden Entertainment Corp. (a)	2,860	300,414
Madison Square Garden Sports Corp. (a)	2,906	534,995
Marcus Corp.	3,537	47,679
Roku, Inc. (a)	17,450	5,793,749
Spotify Technology SA (a)	20,938	6,588,351
World Wrestling Entertainment, Inc. Class A (b)	7,142	343,173
Zynga, Inc. Class A (a)	141,132	1,392,973
		17,848,715
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.2%
Acadia Realty Trust REIT	14,747	209,260
Agree Realty Corp. REIT (b)	8,556	569,658
Alexander & Baldwin, Inc. REIT (a)	12,538	215,403
Alexander's, Inc. REIT	253	70,170

See accompanying notes to financial statements.
159

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Alpine Income Property Trust, Inc. REIT	1,000	$ 14,990
American Assets Trust, Inc. REIT	7,617	219,979
American Campus Communities, Inc. REIT	21,710	928,537
American Finance Trust, Inc. REIT	19,044	141,497
American Homes 4 Rent Class A REIT	43,397	1,301,910
Americold Realty Trust REIT (b)	32,300	1,205,759
Apartment Income REIT Corp. (a)	23,500	902,635
Apartment Investment & Management Co. Class A REIT	26,000	137,280
Apple Hospitality REIT, Inc.	32,800	423,448
Armada Hoffler Properties, Inc. REIT	11,100	124,542
Bluerock Residential Growth REIT, Inc. (b)	4,000	50,680
Brandywine Realty Trust REIT	26,100	310,851
Brixmor Property Group, Inc. REIT	46,848	775,334
Broadstone Net Lease, Inc. Class A	6,200	121,396
Brookfield Property REIT, Inc. Class A (b)	7,400	110,556
BRT Apartments Corp. REIT	1,700	25,840
Camden Property Trust REIT	15,038	1,502,597
CareTrust REIT, Inc.	14,728	326,667
CatchMark Timber Trust, Inc. Class A REIT	8,500	79,560
Centerspace REIT	2,265	160,000
Chatham Lodging Trust REIT	8,060	87,048
CIM Commercial Trust Corp. REIT	1,800	25,632
City Office REIT, Inc.	8,700	84,999
Clipper Realty, Inc. REIT	2,293	16,166
Colony Capital, Inc. REIT (b)	74,318	357,470
Columbia Property Trust, Inc. REIT	17,494	250,864
Community Healthcare Trust, Inc. REIT	3,847	181,232
CoreCivic, Inc. REIT (b)	20,825	136,404
CorEnergy Infrastructure Trust, Inc. REIT (b)	2,060	14,111
CorePoint Lodging, Inc. REIT	6,280	43,206
CoreSite Realty Corp. REIT	6,399	801,667
Corporate Office Properties Trust REIT	17,600	459,008
Cousins Properties, Inc. REIT	23,449	785,541
CTO Realty Growth, Inc.	1,245	52,489
CubeSmart REIT	30,625	1,029,306
CyrusOne, Inc. REIT	19,115	1,398,262
DiamondRock Hospitality Co. REIT	30,600	252,450
Security Description	Shares	Value
Diversified Healthcare Trust REIT	41,377	$ 170,473
Douglas Emmett, Inc. REIT	26,337	768,514
Easterly Government Properties, Inc. REIT	12,500	283,125
EastGroup Properties, Inc. REIT	6,164	851,002
Empire State Realty Trust, Inc. Class A REIT (b)	25,224	235,088
EPR Properties REIT	11,549	375,342
Equity Commonwealth REIT	18,281	498,706
Equity LifeStyle Properties, Inc. REIT	27,668	1,753,044
Essential Properties Realty Trust, Inc. REIT	16,113	341,596
Farmland Partners, Inc. REIT (b)	4,300	37,410
First Industrial Realty Trust, Inc. REIT	20,315	855,871
Four Corners Property Trust, Inc. REIT	11,409	339,646
Franklin Street Properties Corp. REIT	18,083	79,023
Front Yard Residential Corp. REIT	8,727	141,377
Gaming and Leisure Properties, Inc. REIT	34,564	1,465,514
GEO Group, Inc. REIT (b)	20,580	182,339
Getty Realty Corp. REIT	6,074	167,278
Gladstone Commercial Corp. REIT	5,830	104,940
Gladstone Land Corp. REIT	3,700	54,168
Global Medical REIT, Inc.	7,700	100,562
Global Net Lease, Inc. REIT	13,782	236,223
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	11,497	729,255
Healthcare Realty Trust, Inc. REIT	21,182	626,987
Healthcare Trust of America, Inc. Class A REIT	34,470	949,304
Hersha Hospitality Trust REIT	5,376	42,417
Highwoods Properties, Inc. REIT	16,170	640,817
Hudson Pacific Properties, Inc. REIT	23,637	567,761
Independence Realty Trust, Inc. REIT	16,473	221,232
Industrial Logistics Properties Trust REIT	9,928	231,223
Innovative Industrial Properties, Inc. REIT (b)	3,429	627,953
Invitation Homes, Inc. REIT	89,619	2,661,684
iStar, Inc. REIT (b)	12,475	185,254
JBG SMITH Properties REIT	19,143	598,602
Kilroy Realty Corp. REIT	18,240	1,046,976
Kite Realty Group Trust REIT	14,529	217,354
Lamar Advertising Co. Class A REIT	13,674	1,137,950

See accompanying notes to financial statements.
160

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Lexington Realty Trust REIT	42,600	$ 452,412
Life Storage, Inc. REIT	7,705	919,900
LTC Properties, Inc. REIT	5,924	230,503
Macerich Co. REIT (b)	22,858	243,895
Mack-Cali Realty Corp. REIT	15,147	188,732
Medical Properties Trust, Inc. REIT	84,712	1,845,874
Monmouth Real Estate Investment Corp. REIT	14,479	250,776
National Health Investors, Inc. REIT	6,745	466,552
National Retail Properties, Inc. REIT	27,513	1,125,832
National Storage Affiliates Trust REIT	9,700	349,491
NETSTREIT Corp.	2,300	44,827
New Senior Investment Group, Inc. REIT	14,307	74,110
NexPoint Residential Trust, Inc. REIT	3,848	162,809
Office Properties Income Trust REIT	8,327	189,189
Omega Healthcare Investors, Inc. REIT	35,752	1,298,513
One Liberty Properties, Inc. REIT	3,338	66,994
Outfront Media, Inc. REIT	22,467	439,454
Paramount Group, Inc. REIT	29,153	263,543
Park Hotels & Resorts, Inc. REIT	37,034	635,133
Pebblebrook Hotel Trust REIT	20,157	378,952
Physicians Realty Trust REIT	32,717	582,363
Piedmont Office Realty Trust, Inc. Class A REIT	19,505	316,566
Plymouth Industrial REIT, Inc.	4,300	64,500
PotlatchDeltic Corp. REIT	10,228	511,605
Preferred Apartment Communities, Inc. Class A REIT	7,697	56,958
PS Business Parks, Inc. REIT	3,110	413,226
QTS Realty Trust, Inc. Class A REIT (b)	10,001	618,862
Rayonier, Inc. REIT	20,809	611,368
Retail Opportunity Investments Corp. REIT	17,600	235,664
Retail Properties of America, Inc. Class A REIT	32,903	281,650
Retail Value, Inc. REIT	2,650	39,405
Rexford Industrial Realty, Inc. REIT	19,569	961,034
RLJ Lodging Trust REIT	25,455	360,188
RPT Realty REIT	14,100	121,965
Ryman Hospitality Properties, Inc. REIT	7,927	537,133
Sabra Health Care REIT, Inc.	32,155	558,532
Safehold, Inc. REIT (b)	3,147	228,126
Saul Centers, Inc. REIT	2,112	66,908
Security Description	Shares	Value
Seritage Growth Properties Class A REIT (a) (b)	5,738	$ 84,234
Service Properties Trust REIT	25,174	289,249
SITE Centers Corp. REIT	23,401	236,818
Spirit Realty Capital, Inc. REIT	17,175	689,920
STAG Industrial, Inc. REIT	23,550	737,586
STORE Capital Corp. REIT	38,393	1,304,594
Summit Hotel Properties, Inc. REIT	18,000	162,180
Sun Communities, Inc. REIT	16,920	2,570,994
Sunstone Hotel Investors, Inc. REIT	33,319	377,504
Tanger Factory Outlet Centers, Inc. REIT (b)	15,787	157,239
Terreno Realty Corp. REIT	10,424	609,908
UMH Properties, Inc. REIT	6,500	96,265
Uniti Group, Inc. REIT	29,870	350,375
Universal Health Realty Income Trust REIT	2,188	140,623
Urban Edge Properties REIT	20,200	261,388
Urstadt Biddle Properties, Inc. Class A REIT	4,940	69,802
VEREIT, Inc.	34,761	1,313,618
VICI Properties, Inc. REIT	85,265	2,174,257
Washington Real Estate Investment Trust	12,702	274,744
Weingarten Realty Investors REIT	18,948	410,603
Whitestone REIT	6,400	51,008
WP Carey, Inc. REIT	27,766	1,959,724
Xenia Hotels & Resorts, Inc. REIT	17,400	264,480
		66,211,071
FOOD & STAPLES RETAILING — 0.6%
Albertsons Cos., Inc. Class A (a) (b)	7,900	138,882
Andersons, Inc.	5,485	134,437
BJ's Wholesale Club Holdings, Inc. (a)	21,500	801,520
Casey's General Stores, Inc.	5,797	1,035,460
Chefs' Warehouse, Inc. (a)	5,300	136,157
Grocery Outlet Holding Corp. (a)	11,445	449,216
HF Foods Group, Inc. (a)	5,700	42,864
Ingles Markets, Inc. Class A	2,456	104,773
Natural Grocers by Vitamin Cottage, Inc.	1,400	19,236
Performance Food Group Co. (a)	20,611	981,290
PriceSmart, Inc.	3,491	317,995
Rite Aid Corp. (a) (b)	9,566	151,430
SpartanNash Co.	6,209	108,099
Sprouts Farmers Market, Inc. (a)	18,375	369,338
United Natural Foods, Inc. (a)	9,499	151,699
US Foods Holding Corp. (a)	34,854	1,160,987

See accompanying notes to financial statements.
161

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Village Super Market, Inc. Class A	1,969	$ 43,436
Weis Markets, Inc.	1,615	77,213
		6,224,032
FOOD PRODUCTS — 1.1%
Alico, Inc.	800	24,816
B&G Foods, Inc. (b)	9,800	271,754
Beyond Meat, Inc. (a) (b)	8,287	1,035,875
Bridgford Foods Corp. (a)	300	5,466
Bunge, Ltd.	21,541	1,412,659
Calavo Growers, Inc.	2,834	196,765
Cal-Maine Foods, Inc. (a)	6,462	242,583
Darling Ingredients, Inc. (a)	25,500	1,470,840
Farmer Brothers Co. (a)	2,625	12,259
Flowers Foods, Inc.	30,731	695,443
Fresh Del Monte Produce, Inc.	5,447	131,109
Freshpet, Inc. (a)	6,064	861,027
Hain Celestial Group, Inc. (a)	13,301	534,035
Hostess Brands, Inc. (a)	19,200	281,088
Ingredion, Inc.	10,595	833,509
J&J Snack Foods Corp.	2,349	364,964
John B Sanfilippo & Son, Inc.	1,470	115,924
Laird Superfood, Inc. (a)	500	23,660
Lancaster Colony Corp.	2,921	536,675
Landec Corp. (a)	4,100	44,485
Limoneira Co.	3,600	59,940
Mission Produce, Inc. (a)	1,300	19,565
Pilgrim's Pride Corp. (a)	9,121	178,863
Post Holdings, Inc. (a)	10,110	1,021,211
Sanderson Farms, Inc.	3,150	416,430
Seaboard Corp.	45	136,395
Seneca Foods Corp. Class A (a)	1,049	41,855
Simply Good Foods Co. (a)	13,200	413,952
Tootsie Roll Industries, Inc. (b)	3,191	94,773
TreeHouse Foods, Inc. (a)	8,781	373,105
Vital Farms, Inc. (a)	1,700	43,027
		11,894,052
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (b)	4,882	352,969
Chesapeake Utilities Corp.	2,621	283,618
National Fuel Gas Co.	13,670	562,247
New Jersey Resources Corp.	14,844	527,704
Northwest Natural Holding Co.	4,660	214,313
ONE Gas, Inc.	8,221	631,126
RGC Resources, Inc.	1,200	28,536
South Jersey Industries, Inc.	15,562	335,361
Southwest Gas Holdings, Inc.	8,739	530,894
Spire, Inc.	7,839	502,010
UGI Corp.	33,035	1,154,904
		5,123,682
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Accelerate Diagnostics, Inc. (a) (b)	5,000	$ 37,900
Accuray, Inc. (a) (b)	14,721	61,387
Acutus Medical, Inc. (a)	1,600	46,096
Alphatec Holdings, Inc. (a) (b)	9,600	139,392
AngioDynamics, Inc. (a)	6,397	98,066
Antares Pharma, Inc. (a) (b)	28,600	114,114
Apyx Medical Corp. (a)	5,195	37,404
Aspira Women's Health, Inc. (a) (b)	13,800	92,598
AtriCure, Inc. (a)	6,800	378,556
Atrion Corp.	246	157,991
Avanos Medical, Inc. (a)	7,400	339,512
AxoGen, Inc. (a) (b)	6,300	112,770
Axonics Modulation Technologies, Inc. (a) (b)	4,363	217,801
Bellerophon Therapeutics, Inc. (a)	500	3,335
Beyond Air, Inc. (a) (b)	2,000	10,540
BioLife Solutions, Inc. (a)	2,420	96,534
BioSig Technologies, Inc. (a) (b)	3,900	15,210
Cantel Medical Corp.	5,917	466,615
Cardiovascular Systems, Inc. (a)	6,050	264,748
Cerus Corp. (a)	28,609	197,974
Chembio Diagnostics, Inc. (a) (b)	3,000	14,250
Co-Diagnostics, Inc. (a) (b)	4,300	39,990
CONMED Corp.	4,248	475,776
CryoLife, Inc. (a)	6,600	155,826
CryoPort, Inc. (a) (b)	5,300	232,564
Cutera, Inc. (a)	3,500	84,385
CytoSorbents Corp. (a) (b)	6,660	53,080
Eargo, Inc. (a)	1,400	62,748
Electromed, Inc. (a)	1,100	10,791
Envista Holdings Corp. (a)	25,259	851,986
FONAR Corp. (a)	1,000	17,360
GenMark Diagnostics, Inc. (a)	12,100	176,660
Glaukos Corp. (a) (b)	6,686	503,188
Globus Medical, Inc. Class A (a)	11,932	778,205
Haemonetics Corp. (a)	7,861	933,494
Heska Corp. (a) (b)	1,246	181,480
Hill-Rom Holdings, Inc.	10,536	1,032,212
ICU Medical, Inc. (a)	3,108	666,635
Inari Medical, Inc. (a)	1,300	113,477
Inogen, Inc. (a)	3,192	142,618
Insulet Corp. (a)	10,498	2,683,604
Integer Holdings Corp. (a)	5,083	412,689
Integra LifeSciences Holdings Corp. (a)	11,293	733,141
Intersect ENT, Inc. (a)	5,630	128,927
IntriCon Corp. (a)	1,323	23,946
Invacare Corp.	5,900	52,805
iRadimed Corp. (a) (b)	900	20,520
iRhythm Technologies, Inc. (a)	4,563	1,082,389

See accompanying notes to financial statements.
162

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	11,561	$ 155,958
LeMaitre Vascular, Inc.	2,900	117,450
LENSAR, Inc. (a)	1,203	8,722
LivaNova PLC (a)	7,650	506,506
Masimo Corp. (a)	7,815	2,097,390
Meridian Bioscience, Inc. (a)	7,371	137,764
Merit Medical Systems, Inc. (a)	8,400	466,284
Mesa Laboratories, Inc.	825	236,478
Milestone Scientific, Inc. (a)	7,000	14,840
Misonix, Inc. (a)	1,800	22,500
Natus Medical, Inc. (a)	5,873	117,695
Nemaura Medical, Inc. (a) (b)	1,000	3,770
Neogen Corp. (a)	8,310	658,983
Nevro Corp. (a)	5,358	927,470
Novocure, Ltd. (a)	16,104	2,786,636
NuVasive, Inc. (a)	7,980	449,513
OraSure Technologies, Inc. (a)	12,400	131,254
Orthofix Medical, Inc. (a)	3,260	140,115
OrthoPediatrics Corp. (a) (b)	1,568	64,680
Outset Medical, Inc. (a)	1,700	96,628
PAVmed, Inc. (a) (b)	5,500	11,660
Penumbra, Inc. (a) (b)	5,259	920,325
Pulmonx Corp. (a)	2,000	138,040
Pulse Biosciences, Inc. (a) (b)	2,158	51,490
Quidel Corp. (a)	5,859	1,052,569
Quotient, Ltd. (a) (b)	12,600	65,646
Repro-Med Systems, Inc. (a) (b)	4,300	25,886
Retractable Technologies, Inc. (a) (b)	2,000	21,480
Rockwell Medical, Inc. (a)	10,200	10,302
SeaSpine Holdings Corp. (a)	5,300	92,485
Shockwave Medical, Inc. (a) (b)	4,387	455,020
SI-BONE, Inc. (a)	5,060	151,294
Sientra, Inc. (a) (b)	10,800	42,012
Silk Road Medical, Inc. (a)	4,169	262,564
Solition, Inc. (a)	995	7,642
STAAR Surgical Co. (a)	7,142	565,789
Stereotaxis, Inc. (a) (b)	10,000	50,900
Surgalign Holdings, Inc. (a)	9,018	19,749
Surmodics, Inc. (a)	2,581	112,325
Tactile Systems Technology, Inc. (a)	3,200	143,808
Tandem Diabetes Care, Inc. (a)	9,591	917,667
Tela Bio, Inc. (a)	1,100	16,544
TransMedics Group, Inc. (a) (b)	5,000	99,500
Utah Medical Products, Inc.	740	62,382
Vapotherm, Inc. (a) (b)	3,400	91,324
Varex Imaging Corp. (a)	6,700	111,756
Venus Concept, Inc. (a)	2,800	4,844
ViewRay, Inc. (a) (b)	19,477	74,402
VolitionRX, Ltd. (a) (b)	3,600	14,004
Zynex, Inc. (a)	3,100	41,726
		29,329,060
HEALTH CARE PROVIDERS & SERVICES — 1.9%
1Life Healthcare, Inc. (a) (b)	12,300	536,895
Security Description	Shares	Value
Acadia Healthcare Co., Inc. (a)	13,882	$ 697,709
AdaptHealth Corp. (a)	4,400	165,264
Addus HomeCare Corp. (a)	2,316	271,180
Amedisys, Inc. (a)	5,052	1,481,903
American Renal Associates Holdings, Inc. (a)	2,300	26,335
AMN Healthcare Services, Inc. (a)	7,248	494,676
Apollo Medical Holdings, Inc. (a)	3,273	59,798
Avalon GloboCare Corp. (a) (b)	3,520	3,942
Biodesix, Inc. (a)	500	10,080
BioTelemetry, Inc. (a)	5,200	374,816
Brookdale Senior Living, Inc. (a)	32,041	141,942
Castle Biosciences, Inc. (a) (b)	2,100	141,015
Chemed Corp.	2,467	1,313,949
Community Health Systems, Inc. (a)	14,867	110,462
CorVel Corp. (a)	1,560	165,360
Covetrus, Inc. (a)	18,180	522,493
Cross Country Healthcare, Inc. (a)	6,258	55,509
Encompass Health Corp.	15,603	1,290,212
Ensign Group, Inc.	8,070	588,464
Enzo Biochem, Inc. (a)	7,000	17,640
Exagen, Inc. (a) (b)	600	7,920
Five Star Senior Living, Inc. (a)	2,900	20,010
Fulgent Genetics, Inc. (a)	2,400	125,040
Guardant Health, Inc. (a)	13,100	1,688,328
Hanger, Inc. (a)	6,450	141,836
HealthEquity, Inc. (a)	11,863	826,970
InfuSystem Holdings, Inc. (a)	2,600	48,828
Joint Corp (a) (b)	2,150	56,459
LHC Group, Inc. (a)	4,820	1,028,202
Magellan Health, Inc. (a)	3,695	306,094
MEDNAX, Inc. (a)	11,474	281,572
Molina Healthcare, Inc. (a)	9,380	1,994,938
National HealthCare Corp.	2,141	142,184
National Research Corp.	2,400	102,600
Oak Street Health, Inc. (a)	4,000	244,640
Ontrack,Inc. (a) (b)	1,338	82,675
Option Care Health, Inc. (a)	7,650	119,646
Owens & Minor, Inc.	11,219	303,474
Patterson Cos., Inc. (b)	13,200	391,116
PetIQ, Inc. (a) (b)	3,709	142,611
Premier, Inc. Class A	19,145	671,990
Progyny, Inc. (a)	4,700	199,233
Providence Service Corp. (a)	1,890	262,011
R1 RCM, Inc. (a)	16,887	405,626
RadNet, Inc. (a)	7,576	148,262
Select Medical Holdings Corp. (a)	16,934	468,394
Sharps Compliance Corp. (a) (b)	2,200	20,790
Surgery Partners, Inc. (a)	3,971	115,199
Tenet Healthcare Corp. (a)	16,369	653,614
The Pennant Group, Inc. (a)	3,717	215,809
Tivity Health, Inc. (a) (b)	7,597	148,825

See accompanying notes to financial statements.
163

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Triple-S Management Corp. Class B (a)	3,935	$ 84,012
US Physical Therapy, Inc.	1,922	231,121
Viemed Healthcare, Inc. (a)	5,600	43,456
		20,193,129
HEALTH CARE TECHNOLOGY — 1.4%
Accolade, Inc. (a)	2,300	100,050
Allscripts Healthcare Solutions, Inc. (a)	24,312	351,065
American Well Corp. Class A (a)	7,900	200,107
Change Healthcare, Inc. (a)	38,300	714,295
Computer Programs & Systems, Inc.	2,204	59,155
Evolent Health, Inc. Class A (a)	13,165	211,035
Health Catalyst, Inc. (a) (b)	5,100	222,003
HealthStream, Inc. (a)	4,499	98,258
HMS Holdings Corp. (a)	13,741	504,982
iCAD, Inc. (a) (b)	3,500	46,200
Inovalon Holdings, Inc. Class A (a)	13,000	236,210
Inspire Medical Systems, Inc. (a)	4,110	773,050
NantHealth, Inc. (a) (b)	4,100	13,243
NextGen Healthcare, Inc. (a)	9,700	176,928
Omnicell, Inc. (a)	6,664	799,813
OptimizeRx Corp. (a) (b)	2,596	80,891
Phreesia, Inc. (a)	5,100	276,726
Schrodinger, Inc. (a) (b)	4,708	372,779
Simulations Plus, Inc.	2,397	172,392
Tabula Rasa HealthCare, Inc. (a) (b)	3,665	157,009
Teladoc Health, Inc. (a) (b)	17,186	3,436,513
Veeva Systems, Inc. Class A (a)	21,638	5,890,946
Vocera Communications, Inc. (a)	5,634	233,980
		15,127,630
HOTELS, RESTAURANTS & LEISURE — 2.5%
Accel Entertainment, Inc. (a)	8,800	88,880
Aramark	36,351	1,398,787
Bally's Corp.	3,128	157,119
Biglari Holdings, Inc. Class A (a)	10	5,850
Biglari Holdings, Inc. Class B (a)	136	15,123
BJ's Restaurants, Inc.	3,806	146,493
Bloomin' Brands, Inc.	13,393	260,092
Bluegreen Vacations Corp. (b)	1,074	8,528
Bluegreen Vacations Holding Corp.	2,000	27,060
Boyd Gaming Corp.	12,698	544,998
Brinker International, Inc.	6,930	392,030
Caesars Entertainment, Inc. (a)	28,523	2,118,403
Carrols Restaurant Group, Inc. (a)	5,500	34,540
Century Casinos, Inc. (a)	4,261	27,228
Cheesecake Factory, Inc. (b)	7,355	272,576
Choice Hotels International, Inc.	5,456	582,319
Security Description	Shares	Value
Churchill Downs, Inc.	5,960	$ 1,160,948
Chuy's Holdings, Inc. (a)	3,453	91,470
Cracker Barrel Old Country Store, Inc.	3,731	492,194
Dave & Buster's Entertainment, Inc. (b)	7,716	231,634
Del Taco Restaurants, Inc. (a)	4,900	44,394
Denny's Corp. (a)	10,841	159,146
Dine Brands Global, Inc. (b)	2,730	158,340
El Pollo Loco Holdings, Inc. (a)	3,000	54,300
Everi Holdings, Inc. (a)	14,295	197,414
Extended Stay America, Inc.	27,600	408,756
Fiesta Restaurant Group, Inc. (a)	2,897	33,026
GAN, Ltd. (a) (b)	4,200	85,176
Golden Entertainment, Inc. (a)	2,925	58,178
Hilton Grand Vacations, Inc. (a)	13,271	416,046
Hyatt Hotels Corp. Class A	5,459	405,331
International Game Technology PLC (b)	15,235	258,081
Jack in the Box, Inc.	3,497	324,522
Kura Sushi USA, Inc. Class A (a) (b)	600	11,700
Lindblad Expeditions Holdings, Inc. (a) (b)	4,189	71,716
Marriott Vacations Worldwide Corp.	6,340	869,975
Monarch Casino & Resort, Inc. (a)	2,200	134,684
Nathan's Famous, Inc.	500	27,610
Noodles & Co. (a)	5,000	39,500
Papa John's International, Inc.	5,088	431,717
Penn National Gaming, Inc. (a)	24,714	2,134,548
Planet Fitness, Inc. Class A (a)	13,027	1,011,286
PlayAGS, Inc. (a)	4,160	29,952
RCI Hospitality Holdings, Inc.	1,400	55,216
Red Robin Gourmet Burgers, Inc. (a)	2,536	48,767
Red Rock Resorts, Inc. Class A	10,086	252,553
Ruth's Hospitality Group, Inc.	5,600	99,288
Scientific Games Corp. Class A (a)	8,864	367,767
SeaWorld Entertainment, Inc. (a)	7,791	246,118
Shake Shack, Inc. Class A (a)	5,430	460,355
Six Flags Entertainment Corp.	11,922	406,540
Target Hospitality Corp. (a) (b)	5,100	8,058
Texas Roadhouse, Inc.	10,341	808,253
Vail Resorts, Inc.	6,342	1,769,164
Wendy's Co.	28,258	619,415
Wingstop, Inc.	4,688	621,394
Wyndham Destinations, Inc.	13,200	592,152
Wyndham Hotels & Resorts, Inc.	14,551	864,912
Yum China Holdings, Inc.	64,006	3,654,103
		26,295,725

See accompanying notes to financial statements.
164

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.9%
Beazer Homes USA, Inc. (a)	4,996	$ 75,689
Casper Sleep, Inc. (a) (b)	4,800	29,520
Cavco Industries, Inc. (a)	1,413	247,911
Century Communities, Inc. (a)	5,051	221,133
Ethan Allen Interiors, Inc.	3,900	78,819
GoPro, Inc. Class A (a) (b)	21,322	176,546
Green Brick Partners, Inc. (a)	4,102	94,182
Hamilton Beach Brands Holding Co. Class A	1,017	17,808
Helen of Troy, Ltd. (a)	4,033	896,092
Hooker Furniture Corp.	1,900	61,275
Installed Building Products, Inc. (a)	3,514	358,182
iRobot Corp. (a) (b)	4,243	340,670
KB Home	13,800	462,576
La-Z-Boy, Inc.	6,833	272,227
Legacy Housing Corp. (a)	1,220	18,434
LGI Homes, Inc. (a)	3,500	370,475
Lifetime Brands, Inc.	1,900	28,880
Lovesac Co. (a) (b)	1,746	75,235
M/I Homes, Inc. (a)	4,891	216,622
MDC Holdings, Inc.	8,171	397,111
Meritage Homes Corp. (a)	5,805	480,770
Purple Innovation, Inc. (a) (b)	2,296	75,630
Skyline Champion Corp. (a)	8,037	248,665
Sonos, Inc. (a)	12,430	290,738
Taylor Morrison Home Corp. (a)	19,748	506,536
Tempur Sealy International, Inc. (a)	29,896	807,192
Toll Brothers, Inc.	18,283	794,762
TopBuild Corp. (a)	5,251	966,604
TRI Pointe Group, Inc. (a)	19,483	336,082
Tupperware Brands Corp. (a)	7,481	242,310
Turtle Beach Corp. (a)	2,400	51,720
Universal Electronics, Inc. (a)	2,239	117,458
VOXX International Corp. (a)	3,500	44,660
		9,402,514
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,600	61,776
Central Garden & Pet Co. Class A (a)	6,882	250,023
Energizer Holdings, Inc.	9,712	409,652
Oil-Dri Corp. of America	848	28,900
Reynolds Consumer Products, Inc.	7,500	225,300
Spectrum Brands Holdings, Inc.	6,669	526,717
WD-40 Co.	2,176	578,120
		2,080,488
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantic Power Corp. (a)	14,056	29,517
Brookfield Renewable Corp. Class A	16,142	940,594
Clearway Energy, Inc. Class A	6,126	181,023
Security Description	Shares	Value
Clearway Energy, Inc. Class C	12,700	$ 405,511
Ormat Technologies, Inc.	6,288	567,681
Sunnova Energy International, Inc. (a)	8,200	370,066
Vistra Corp.	77,707	1,527,720
		4,022,112
INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	8,349	1,303,947
Raven Industries, Inc.	6,222	205,886
		1,509,833
INSURANCE — 2.8%
Alleghany Corp.	2,202	1,329,325
Ambac Financial Group, Inc. (a)	7,894	121,410
American Equity Investment Life Holding Co.	14,072	389,232
American Financial Group, Inc.	11,252	985,900
American National Group, Inc.	1,324	127,263
AMERISAFE, Inc.	3,381	194,171
Arch Capital Group, Ltd. (a)	62,783	2,264,583
Argo Group International Holdings, Ltd.	5,660	247,342
Assured Guaranty, Ltd.	12,119	381,627
Athene Holding, Ltd. Class A (a)	18,001	776,563
Axis Capital Holdings, Ltd.	13,099	660,059
Brighthouse Financial, Inc. (a)	14,073	509,513
Brown & Brown, Inc.	37,585	1,781,905
BRP Group, Inc. Class A (a)	7,405	221,928
Citizens, Inc. (a) (b)	10,500	60,165
CNA Financial Corp.	4,891	190,553
CNO Financial Group, Inc.	21,579	479,701
Crawford & Co. Class A	2,600	19,214
Donegal Group, Inc. Class A	2,800	39,396
eHealth, Inc. (a)	3,907	275,873
Employers Holdings, Inc.	5,000	160,950
Enstar Group, Ltd. (a)	1,908	390,930
Erie Indemnity Co. Class A	4,030	989,768
FBL Financial Group, Inc. Class A	1,626	85,381
FedNat Holding Co.	1,790	10,597
Fidelity National Financial, Inc.	43,784	1,711,517
First American Financial Corp.	17,148	885,351
Genworth Financial, Inc. Class A (a)	77,782	294,016
GoHealth, Inc. Class A (a)	7,300	99,718
Goosehead Insurance, Inc. Class A	2,025	252,639
Greenlight Capital Re, Ltd. Class A (a)	4,600	33,626
Hanover Insurance Group, Inc.	5,810	679,305
HCI Group, Inc.	973	50,888
Heritage Insurance Holdings, Inc.	3,999	40,510
Horace Mann Educators Corp.	6,400	269,056
Independence Holding Co.	705	28,905
Investors Title Co.	218	33,354

See accompanying notes to financial statements.
165

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
James River Group Holdings, Ltd.	5,200	$ 255,580
Kemper Corp.	9,807	753,472
Kinsale Capital Group, Inc.	3,326	665,632
Lemonade, Inc. (a) (b)	2,200	269,500
Markel Corp. (a)	2,152	2,223,662
MBIA, Inc. (a)	8,597	56,568
Mercury General Corp.	4,137	215,993
National General Holdings Corp.	11,917	407,323
National Western Life Group, Inc. Class A	462	95,375
NI Holdings, Inc. (a)	1,500	24,630
Old Republic International Corp.	44,862	884,230
Palomar Holdings, Inc. (a)	3,110	276,293
Primerica, Inc.	6,248	836,795
ProAssurance Corp.	9,305	165,536
ProSight Global, Inc. (a)	1,300	16,679
Protective Insurance Corp. Class B	1,400	19,194
Reinsurance Group of America, Inc.	10,720	1,242,448
RenaissanceRe Holdings, Ltd.	8,020	1,329,877
RLI Corp.	6,229	648,750
Safety Insurance Group, Inc.	2,486	193,659
Selective Insurance Group, Inc.	9,298	622,780
Selectquote, Inc. (a) (b)	5,400	112,050
State Auto Financial Corp.	2,900	51,446
Stewart Information Services Corp.	4,565	220,763
Third Point Reinsurance, Ltd. (a)	14,000	133,280
Tiptree, Inc.	3,900	19,578
Trean Insurance Group, Inc. (a)	2,200	28,820
Trupanion, Inc. (a)	4,700	562,637
United Fire Group, Inc.	3,663	91,941
United Insurance Holdings Corp.	3,200	18,304
Universal Insurance Holdings, Inc.	4,417	66,741
Vericity, Inc. (a)	300	3,003
Watford Holdings, Ltd. (a)	3,000	103,800
White Mountains Insurance Group, Ltd.	429	429,283
		30,117,856
INTERACTIVE MEDIA & SERVICES — 1.7%
Cargurus, Inc. (a)	13,700	434,701
Cars.com, Inc. (a)	11,800	133,340
DHI Group, Inc. (a)	8,000	17,760
Eventbrite, Inc. Class A (a) (b)	11,193	202,594
EverQuote, Inc. Class A (a) (b)	2,435	90,947
InterActiveCorp (a)	11,969	2,266,330
Liberty TripAdvisor Holdings, Inc. Class A (a)	15,900	69,006
Match Group, Inc. (a)	35,817	5,415,172
MediaAlpha, Inc. Class A (a)	1,900	74,233
Security Description	Shares	Value
Pinterest, Inc. Class A (a)	64,300	$ 4,237,370
QuinStreet, Inc. (a)	8,398	180,053
TripAdvisor, Inc. (a)	15,700	451,846
TrueCar, Inc. (a)	17,066	71,677
Veritone, Inc. (a)	4,100	116,645
Yelp, Inc. (a)	11,191	365,610
Zillow Group, Inc. Class A (a)	9,282	1,261,795
Zillow Group, Inc. Class C (a) (b)	23,183	3,009,154
		18,398,233
INTERNET & DIRECT MARKETING RETAIL — 0.7%
1-800-Flowers.com, Inc. Class A (a) (b)	4,400	114,400
CarParts.com, Inc. (a) (b)	6,000	74,340
Duluth Holdings, Inc. Class B (a) (b)	1,896	20,022
Groupon, Inc. (a) (b)	4,011	152,398
GrubHub, Inc. (a)	14,564	1,081,668
Lands' End, Inc. (a)	1,900	40,983
Liquidity Services, Inc. (a)	4,824	76,750
Magnite, Inc. (a) (b)	16,782	515,375
Overstock.com, Inc. (a)	6,600	316,602
PetMed Express, Inc. (b)	3,368	107,978
Quotient Technology, Inc. (a)	15,171	142,911
Qurate Retail, Inc. Class A	60,116	659,473
RealReal, Inc. (a)	11,100	216,894
Shutterstock, Inc.	3,350	240,195
Stamps.com, Inc. (a)	2,679	525,593
Stitch Fix, Inc. Class A (a)	9,446	554,669
Waitr Holdings, Inc. (a) (b)	13,513	37,566
Wayfair, Inc. Class A (a) (b)	11,326	2,557,524
		7,435,341
IT SERVICES — 5.6%
Alliance Data Systems Corp.	7,400	548,340
Amdocs, Ltd.	20,835	1,477,827
BigCommerce Holdings, Inc. (a) (b)	2,200	141,130
Black Knight, Inc. (a)	24,100	2,129,235
Booz Allen Hamilton Holding Corp.	21,519	1,876,026
Brightcove, Inc. (a)	6,871	126,426
CACI International, Inc. Class A (a)	3,986	993,829
Cardtronics PLC Class A (a)	6,311	222,778
Cass Information Systems, Inc.	2,436	94,785
Concentrix Corp. (a)	6,536	645,103
Conduent, Inc. (a)	28,800	138,240
CSG Systems International, Inc.	5,692	256,538
Endurance International Group Holdings, Inc. (a)	11,535	109,006
EPAM Systems, Inc. (a)	8,526	3,055,292
Euronet Worldwide, Inc. (a)	7,981	1,156,607
EVERTEC, Inc.	9,300	365,676
Evo Payments, Inc. Class A (a)	7,200	194,472

See accompanying notes to financial statements.
166

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
ExlService Holdings, Inc. (a)	5,137	$ 437,313
Fastly, Inc. Class A (a) (b)	12,500	1,092,125
Genpact, Ltd.	29,860	1,235,010
Globant SA (a)	6,128	1,333,514
GoDaddy, Inc. Class A (a)	26,888	2,230,360
GreenSky, Inc. Class A (a)	10,200	47,226
Grid Dynamics Holdings, Inc. (a) (b)	4,700	59,220
GTT Communications, Inc. (a) (b)	5,295	18,903
Hackett Group, Inc.	4,390	63,172
I3 Verticals, Inc. Class A (a) (b)	3,200	106,240
Information Services Group, Inc. (a)	5,600	18,368
International Money Express, Inc. (a)	5,000	77,600
KBR, Inc.	22,326	690,543
Limelight Networks, Inc. (a) (b)	20,599	82,190
LiveRamp Holdings, Inc. (a)	10,085	738,121
ManTech International Corp. Class A	4,158	369,813
MAXIMUS, Inc.	9,626	704,527
MoneyGram International, Inc. (a)	10,800	59,022
MongoDB, Inc. (a) (b)	8,138	2,921,868
NIC, Inc.	10,100	260,883
Okta, Inc. (a)	18,484	4,699,742
Paysign, Inc. (a)	4,700	21,808
Perficient, Inc. (a)	5,649	269,175
Perspecta, Inc.	21,700	522,536
PFSweb, Inc. (a)	2,600	17,498
Priority Technology Holdings, Inc. (a)	1,165	8,202
Rackspace Technology, Inc. (a)	5,900	112,454
Repay Holdings Corp. (a)	9,300	253,425
Sabre Corp.	50,035	601,421
Science Applications International Corp.	9,182	868,984
ServiceSource International, Inc. (a)	13,200	23,232
Square, Inc. Class A (a)	59,264	12,898,217
StarTek, Inc. (a)	2,500	18,800
StoneCo, Ltd. Class A (a)	32,200	2,702,224
Switch, Inc. Class A	11,836	193,755
Sykes Enterprises, Inc. (a)	6,675	251,447
TTEC Holdings, Inc.	3,155	230,094
Tucows, Inc. Class A (a)	1,624	119,997
Twilio, Inc. Class A (a)	22,477	7,608,464
Unisys Corp. (a)	10,800	212,544
Verra Mobility Corp. (a)	20,481	274,855
Virtusa Corp. (a)	4,405	225,228
WEX, Inc. (a)	6,979	1,420,436
		59,631,866
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Acushnet Holdings Corp.	5,972	242,105
Security Description	Shares	Value
American Outdoor Brands, Inc. (a)	2,181	$ 37,142
Brunswick Corp.	12,544	956,355
Callaway Golf Co.	14,441	346,728
Clarus Corp.	4,265	65,681
Escalade, Inc.	1,700	35,989
Johnson Outdoors, Inc. Class A	936	105,422
Malibu Boats, Inc. Class A (a)	3,565	222,599
Marine Products Corp.	1,080	15,703
MasterCraft Boat Holdings, Inc. (a)	3,065	76,135
Mattel, Inc. (a)	54,500	951,025
Nautilus, Inc. (a) (b)	5,200	94,328
Peloton Interactive, Inc. Class A (a)	40,700	6,175,004
Polaris, Inc.	9,233	879,720
Smith & Wesson Brands, Inc.	9,626	170,861
Sturm Ruger & Co., Inc.	2,985	194,234
Vista Outdoor, Inc. (a)	10,121	240,475
YETI Holdings, Inc. (a)	12,634	865,050
		11,674,556
LIFE SCIENCES TOOLS & SERVICES — 1.8%
10X Genomics, Inc. Class A (a)	9,153	1,296,065
Adaptive Biotechnologies Corp. (a)	12,000	709,560
Avantor, Inc. (a)	79,000	2,223,850
Berkeley Lights, Inc. (a)	2,247	200,904
Bio-Techne Corp.	6,093	1,934,832
Bruker Corp.	16,308	882,752
Champions Oncology, Inc. (a)	1,100	11,869
Charles River Laboratories International, Inc. (a)	7,829	1,956,154
ChromaDex Corp. (a) (b)	6,400	30,720
Codexis, Inc. (a)	9,321	203,477
Fluidigm Corp. (a) (b)	12,944	77,664
Harvard Bioscience, Inc. (a)	5,700	24,453
Luminex Corp.	7,451	172,267
Medpace Holdings, Inc. (a)	4,338	603,850
NanoString Technologies, Inc. (a)	6,900	461,472
NeoGenomics, Inc. (a)	16,500	888,360
Pacific Biosciences of California, Inc. (a)	27,800	721,132
Personalis, Inc. (a)	4,200	153,762
PPD, Inc. (a)	25,322	866,519
PRA Health Sciences, Inc. (a)	9,995	1,253,773
QIAGEN NV (a) (b)	35,881	1,896,311
Quanterix Corp. (a)	3,700	172,050
Repligen Corp. (a)	8,350	1,600,111
Syneos Health, Inc. (a)	11,894	810,338
		19,152,245
MACHINERY — 2.9%
AGCO Corp.	9,821	1,012,447
Alamo Group, Inc.	1,728	238,378

See accompanying notes to financial statements.
167

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Albany International Corp. Class A	4,771	$ 350,287
Allison Transmission Holdings, Inc.	17,812	768,232
Altra Industrial Motion Corp.	10,074	558,402
Astec Industries, Inc.	3,906	226,079
Barnes Group, Inc.	7,314	370,747
Blue Bird Corp. (a)	2,422	44,226
Chart Industries, Inc. (a)	5,645	664,925
CIRCOR International, Inc. (a)	3,447	132,503
Colfax Corp. (a)	15,627	597,577
Columbus McKinnon Corp.	4,048	155,605
Crane Co.	7,648	593,944
Donaldson Co., Inc.	20,209	1,129,279
Douglas Dynamics, Inc.	3,973	169,925
Eastern Co.	821	19,786
Energy Recovery, Inc. (a) (b)	7,000	95,480
Enerpac Tool Group Corp.	9,491	214,592
EnPro Industries, Inc.	3,145	237,510
ESCO Technologies, Inc.	3,928	405,448
Evoqua Water Technologies Corp. (a)	14,200	383,116
ExOne Co. (a)	2,300	21,827
Federal Signal Corp.	9,200	305,164
Franklin Electric Co., Inc.	7,149	494,782
Gates Industrial Corp. PLC (a)	7,800	99,528
Gencor Industries, Inc. (a)	1,461	17,970
Gorman-Rupp Co.	3,100	100,595
Graco, Inc.	26,354	1,906,712
Graham Corp.	1,500	22,770
Greenbrier Cos., Inc.	5,594	203,510
Helios Technologies, Inc.	4,748	253,021
Hillenbrand, Inc.	11,568	460,406
Hurco Cos., Inc.	1,056	31,680
Hyster-Yale Materials Handling, Inc.	1,689	100,580
ITT, Inc.	13,688	1,054,250
John Bean Technologies Corp.	4,876	555,230
Kadant, Inc.	1,788	252,072
Kennametal, Inc.	12,917	468,112
LB Foster Co. Class A (a)	1,600	24,080
Lincoln Electric Holdings, Inc.	9,044	1,051,365
Lindsay Corp.	1,885	242,147
Luxfer Holdings PLC	4,631	76,041
Lydall, Inc. (a)	2,945	88,438
Manitowoc Co., Inc (a)	5,875	78,196
Mayville Engineering Co., Inc. (a)	1,090	14,628
Meritor, Inc. (a)	10,696	298,525
Middleby Corp. (a)	8,729	1,125,343
Miller Industries, Inc.	1,965	74,709
Mueller Industries, Inc.	8,584	301,384
Mueller Water Products, Inc. Class A	24,122	298,630
Navistar International Corp. (a)	7,700	338,492
NN, Inc. (a)	6,616	43,467
Nordson Corp.	9,152	1,839,094
Security Description	Shares	Value
Omega Flex, Inc.	509	$ 74,314
Oshkosh Corp.	10,732	923,703
Park-Ohio Holdings Corp.	1,411	43,600
Proto Labs, Inc. (a)	4,185	641,979
RBC Bearings, Inc. (a)	3,899	698,077
REV Group, Inc.	4,300	37,883
Rexnord Corp.	18,890	745,966
Shyft Group, Inc.	6,000	170,280
SPX Corp. (a)	6,689	364,818
SPX FLOW, Inc. (a)	6,600	382,536
Standex International Corp.	2,119	164,265
Tennant Co.	3,224	226,228
Terex Corp.	10,392	362,577
Timken Co.	9,992	772,981
Toro Co.	17,041	1,616,168
TriMas Corp. (a)	7,106	225,047
Trinity Industries, Inc. (b)	13,669	360,725
Wabash National Corp.	9,187	158,292
Watts Water Technologies, Inc. Class A	4,326	526,474
Welbilt, Inc. (a)	19,990	263,868
Woodward, Inc.	8,850	1,075,541
		30,446,558
MARINE — 0.1%
Costamare, Inc.	8,800	72,864
Eagle Bulk Shipping, Inc. (a) (b)	1,013	19,247
Genco Shipping & Trading, Ltd.	2,400	17,664
Kirby Corp. (a)	9,340	484,092
Matson, Inc.	6,582	374,977
Pangaea Logistics Solutions, Ltd.	1,600	4,432
Safe Bulkers, Inc. (a)	9,060	11,778
Scorpio Bulkers, Inc. (b)	1,465	24,802
SEACOR Holdings, Inc. (a)	3,368	139,604
		1,149,460
MEDIA — 1.6%
Altice USA, Inc. Class A (a)	46,700	1,768,529
AMC Networks, Inc. Class A (a) (b)	4,186	149,733
Boston Omaha Corp. Class A (a) (b)	2,165	59,862
Cable One, Inc.	842	1,875,740
Cardlytics, Inc. (a) (b)	4,120	588,212
comScore, Inc. (a)	9,600	23,904
Daily Journal Corp. (a)	182	73,528
Emerald Holding, Inc.	3,500	18,970
Entercom Communications Corp. Class A (b)	18,700	46,189
Entravision Communications Corp. Class A	9,500	26,125
EW Scripps Co. Class A	9,740	148,925
Fluent, Inc. (a)	7,613	40,425
Gannett Co., Inc. (a)	27,514	92,447
Gray Television, Inc. (a)	13,277	237,526

See accompanying notes to financial statements.
168

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Hemisphere Media Group, Inc. (a)	2,700	$ 27,972
iHeartMedia, Inc. Class A (a) (b)	10,700	138,886
John Wiley & Sons, Inc. Class A	6,640	303,182
Liberty Broadband Corp. Class A (a)	3,938	620,550
Liberty Broadband Corp. Class C (a)	25,512	4,040,335
Liberty Latin America, Ltd. Class A (a)	8,088	90,019
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,104	565,962
Liberty Media Corp.-Liberty SiriusXM Class C (a)	27,552	1,198,788
Loral Space & Communications, Inc.	2,800	58,772
Meredith Corp.	6,938	133,210
MSG Networks, Inc. Class A (a) (b)	4,122	60,758
National CineMedia, Inc.	9,700	36,084
New York Times Co. Class A	25,869	1,339,238
Nexstar Media Group, Inc. Class A	6,761	738,234
Saga Communications, Inc. Class A	644	15,469
Scholastic Corp.	5,029	125,725
Sinclair Broadcast Group, Inc. Class A (b)	7,662	244,035
Sirius XM Holdings, Inc. (b)	181,828	1,158,244
TechTarget, Inc. (a)	3,600	212,796
TEGNA, Inc.	34,183	476,853
WideOpenWest, Inc. (a) (b)	9,136	97,481
Tribune Publishing Co.	2,500	34,250
		16,866,958
METALS & MINING — 1.0%
Alcoa Corp. (a)	29,421	678,154
Allegheny Technologies, Inc. (a)	19,637	329,313
Arconic Corp. (a)	15,500	461,900
Caledonia Mining Corp. PLC	2,000	31,760
Carpenter Technology Corp.	8,255	240,386
Century Aluminum Co. (a)	8,800	97,064
Cleveland-Cliffs, Inc. (b)	62,202	905,661
Coeur Mining, Inc. (a)	37,542	388,560
Commercial Metals Co.	18,447	378,901
Compass Minerals International, Inc.	5,314	327,980
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	2,200	—
Fortitude Gold Corp. (a)	3,000	3,150
Gatos Silver, Inc. (a)	4,100	53,423
Gold Resource Corp.	10,500	30,555
Haynes International, Inc.	2,000	47,680
Hecla Mining Co.	81,616	528,872
Kaiser Aluminum Corp.	2,388	236,173
Materion Corp.	3,555	226,525
Novagold Resources, Inc. (a)	36,800	355,856
Security Description	Shares	Value
Olympic Steel, Inc.	1,400	$ 18,662
Reliance Steel & Aluminum Co.	10,087	1,207,918
Royal Gold, Inc.	10,442	1,110,611
Ryerson Holding Corp. (a)	2,500	34,100
Schnitzer Steel Industries, Inc. Class A	4,472	142,702
Southern Copper Corp.	13,069	851,053
Steel Dynamics, Inc.	31,806	1,172,687
SunCoke Energy, Inc.	16,900	73,515
TimkenSteel Corp. (a)	7,214	33,689
United States Steel Corp. (b)	34,276	574,809
Warrior Met Coal, Inc.	8,938	190,558
Worthington Industries, Inc.	5,572	286,066
		11,018,283
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.8%
AGNC Investment Corp. REIT	86,779	1,353,753
Annaly Capital Management, Inc. REIT	223,843	1,891,473
Anworth Mortgage Asset Corp. REIT	15,300	41,463
Apollo Commercial Real Estate Finance, Inc. REIT	21,549	240,702
Arbor Realty Trust, Inc. REIT	17,600	249,568
Ares Commercial Real Estate Corp. REIT	5,400	64,314
Arlington Asset Investment Corp. Class A REIT	5,700	21,546
ARMOUR Residential REIT, Inc.	11,200	120,848
Blackstone Mortgage Trust, Inc. Class A REIT	21,566	593,712
Broadmark Realty Capital, Inc. REIT (b)	22,409	228,572
Capstead Mortgage Corp. REIT	16,648	96,725
Cherry Hill Mortgage Investment Corp. REIT	2,545	23,261
Chimera Investment Corp. REIT	29,545	302,836
Colony Credit Real Estate, Inc. REIT	14,700	110,250
Dynex Capital, Inc. REIT (b)	3,900	69,420
Ellington Financial, Inc. REIT	7,200	106,848
Ellington Residential Mortgage REIT	1,400	18,256
Granite Point Mortgage Trust, Inc. REIT (b)	9,534	95,245
Great Ajax Corp. REIT	3,286	34,372
Invesco Mortgage Capital, Inc. REIT (b)	31,813	107,528
KKR Real Estate Finance Trust, Inc. REIT	5,000	89,600
Ladder Capital Corp. REIT	18,439	180,334
MFA Financial, Inc. REIT	69,536	270,495
New Residential Investment Corp. REIT	65,300	649,082
New York Mortgage Trust, Inc. REIT	66,088	243,865

See accompanying notes to financial statements.
169

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Orchid Island Capital, Inc. REIT (b)	12,100	$ 63,162
PennyMac Mortgage Investment Trust REIT	15,024	264,272
Ready Capital Corp. REIT (b)	7,269	90,499
Redwood Trust, Inc. REIT	19,500	171,210
TPG RE Finance Trust, Inc. REIT	10,452	111,000
Two Harbors Investment Corp. REIT	41,957	267,266
Western Asset Mortgage Capital Corp. REIT	9,628	31,387
Starwood Property Trust, Inc. REIT	43,248	834,686
		9,037,550
MULTI-UTILITIES — 0.2%
Avista Corp.	10,700	429,498
Black Hills Corp.	9,805	602,517
MDU Resources Group, Inc.	31,537	830,685
NorthWestern Corp.	7,955	463,856
Unitil Corp.	2,538	112,357
		2,438,913
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	6,020	258,439
Dillard's, Inc. Class A (b)	1,205	75,975
Kohl's Corp.	25,000	1,017,250
Macy's, Inc. (b)	48,900	550,125
Nordstrom, Inc. (b)	17,200	536,812
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	8,695	710,990
		3,149,591
OIL, GAS & CONSUMABLE FUELS — 1.2%
Adams Resources & Energy, Inc.	300	7,230
Antero Midstream Corp. (b)	44,600	343,866
Antero Resources Corp. (a) (b)	42,274	230,393
Arch Resources, Inc.	2,594	113,539
Ardmore Shipping Corp.	5,200	17,004
Berry Corp.	10,900	40,112
Bonanza Creek Energy, Inc. (a)	3,300	63,789
Brigham Minerals, Inc. Class A	7,400	81,326
Cheniere Energy, Inc. (a)	36,947	2,217,928
Cimarex Energy Co.	15,800	592,658
Clean Energy Fuels Corp. (a)	22,600	177,636
CNX Resources Corp. (a)	34,481	372,395
Comstock Resources, Inc. (a)	3,600	15,732
CONSOL Energy, Inc. (a)	4,025	29,020
Contango Oil & Gas Co. (a) (b)	21,400	49,006
Continental Resources, Inc.	13,150	214,345
CVR Energy, Inc.	5,900	87,910
Delek US Holdings, Inc.	10,917	175,436
DHT Holdings, Inc.	19,466	101,807
Diamond Shipping, Inc. (a) (b)	4,196	27,945
Dorian LPG, Ltd. (a)	6,558	79,942
Security Description	Shares	Value
Earthstone Energy, Inc. Class A (a)	3,785	$ 20,174
Energy Fuels, Inc. (a) (b)	22,701	96,706
EQT Corp.	43,200	549,072
Equitrans Midstream Corp.	64,040	514,882
Evolution Petroleum Corp.	4,229	12,053
Falcon Minerals Corp.	6,000	18,900
Frontline, Ltd. (b)	20,600	128,132
Golar LNG, Ltd. (a) (b)	15,855	152,842
Goodrich Petroleum Corp. (a)	1,402	14,146
Green Plains, Inc. (a)	6,838	90,057
International Seaways, Inc.	4,897	79,968
Kosmos Energy, Ltd.	70,300	165,205
Magnolia Oil & Gas Corp. Class A (a) (b)	21,600	152,496
Matador Resources Co. (a)	19,202	231,576
Murphy Oil Corp.	22,400	271,040
NACCO Industries, Inc. Class A	586	15,412
NextDecade Corp. (a)	3,407	7,121
Nordic American Tankers, Ltd.	25,640	75,638
Overseas Shipholding Group, Inc. Class A (a)	10,041	21,488
Ovintiv, Inc.	41,000	588,760
Par Pacific Holdings, Inc. (a)	6,989	97,706
Parsley Energy, Inc. Class A	47,504	674,557
PBF Energy, Inc. Class A	16,852	119,649
PDC Energy, Inc. (a)	15,391	315,977
Peabody Energy Corp. (a)	10,003	24,107
Penn Virginia Corp. (a) (b)	2,119	21,508
PrimeEnergy Resources Corp. (a)	73	3,151
Range Resources Corp.	37,372	250,392
Renewable Energy Group, Inc. (a)	5,925	419,609
REX American Resources Corp. (a)	1,104	81,111
Scorpio Tankers, Inc. (b)	8,799	98,461
SFL Corp., Ltd.	16,500	103,620
SM Energy Co.	19,856	121,519
Southwestern Energy Co. (a)	99,749	297,252
Talos Energy, Inc. (a)	1,700	14,008
Targa Resources Corp.	35,853	945,802
Tellurian, Inc. (a) (b)	26,427	33,827
Uranium Energy Corp. (a) (b)	34,000	59,840
W&T Offshore, Inc. (a) (b)	14,700	31,899
Whiting Petroleum Corp. (a)	188	4,700
World Fuel Services Corp.	9,635	300,227
WPX Energy, Inc. (a)	63,232	515,341
		12,778,950
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	2,807	105,964
Domtar Corp.	8,452	267,506
Glatfelter Corp.	7,600	124,488
Louisiana-Pacific Corp.	17,202	639,398
Neenah, Inc.	2,945	162,917

See accompanying notes to financial statements.
170

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Schweitzer-Mauduit International, Inc.	5,421	$ 217,979
Verso Corp. Class A	6,429	77,277
		1,595,529
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. Class A (a)	6,971	169,465
Coty, Inc. Class A	44,700	313,794
Edgewell Personal Care Co.	8,379	289,746
elf Beauty, Inc. (a)	7,900	199,001
Herbalife Nutrition, Ltd. (a)	14,176	681,157
Inter Parfums, Inc.	3,077	186,128
Lifevantage Corp. (a)	2,200	20,504
Medifast, Inc.	1,760	345,558
Nature's Sunshine Products, Inc. (a)	1,300	19,435
Nu Skin Enterprises, Inc. Class A	7,858	429,283
Revlon, Inc. Class A (a)	1,100	13,068
USANA Health Sciences, Inc. (a)	2,044	157,592
Veru, Inc. (a) (b)	9,300	80,445
		2,905,176
PHARMACEUTICALS — 1.3%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,200	15,128
Aerie Pharmaceuticals, Inc. (a) (b)	6,400	86,464
Agile Therapeutics, Inc. (a) (b)	10,300	29,561
Amneal Pharmaceuticals, Inc. (a) (b)	17,290	79,015
Amphastar Pharmaceuticals, Inc. (a)	6,327	127,236
ANI Pharmaceuticals, Inc. (a)	1,533	44,518
Aquestive Therapeutics, Inc. (a) (b)	3,000	16,050
Arvinas Inc. (a)	5,396	458,282
Atea Pharmaceuticals, Inc. (a)	2,500	104,450
Athira Pharma, Inc. (a)	2,200	75,350
Avenue Therapeutics, Inc. (a) (b)	1,000	5,950
Axsome Therapeutics, Inc. (a) (b)	4,300	350,321
Aytu BioScience, Inc. (a) (b)	350	2,093
BioDelivery Sciences International, Inc. (a)	18,200	76,440
Cara Therapeutics, Inc. (a) (b)	7,200	108,936
Cassava Sciences, Inc. (a) (b)	5,700	38,874
Cerecor, Inc. (a)	5,400	14,256
Chiasma, Inc. (a)	8,100	35,235
Codiak Biosciences, Inc. (a)	1,000	32,300
Collegium Pharmaceutical, Inc. (a)	5,967	119,519
Corcept Therapeutics, Inc. (a)	15,084	394,597
CorMedix, Inc. (a) (b)	5,800	43,094
Cymabay Therapeutics, Inc. (a)	12,030	69,052
Security Description	Shares	Value
Durect Corp. (a) (b)	35,700	$ 73,899
Elanco Animal Health, Inc. (a)	72,500	2,223,575
Eloxx Pharmaceuticals, Inc. (a) (b)	3,939	15,677
Endo International PLC (a)	34,600	248,428
Eton Pharmaceuticals, Inc. (a) (b)	3,000	24,390
Evofem Biosciences, Inc. (a) (b)	12,346	29,754
Evolus, Inc. (a)	2,900	9,744
Fulcrum Therapeutics, Inc. (a) (b)	2,320	27,167
Graybug Vision, Inc. (a)	1,100	31,922
Harmony Biosciences Holdings, Inc. (a) (b)	1,100	39,765
Harrow Health, Inc. (a) (b)	3,400	23,324
Horizon Therapeutics PLC (a)	31,124	2,276,721
IMARA, Inc. (a) (b)	1,300	28,665
Innoviva, Inc. (a)	11,053	136,947
Intra-Cellular Therapies, Inc. (a)	10,225	325,155
Jazz Pharmaceuticals PLC (a)	8,651	1,427,848
Kala Pharmaceuticals, Inc. (a) (b)	6,500	44,070
Kaleido Biosciences, Inc. (a) (b)	2,000	18,200
Lannett Co., Inc. (a) (b)	5,097	33,232
Liquidia Corp. (a) (b)	3,900	11,505
Lyra Therapeutics, Inc. (a)	1,200	13,680
Marinus Pharmaceuticals, Inc. (a) (b)	4,072	49,678
Nektar Therapeutics (a) (b)	27,200	462,400
NGM Biopharmaceuticals, Inc. (a)	4,125	124,967
Ocular Therapeutix, Inc. (a)	9,900	204,930
Odonate Therapeutics, Inc. (a)	2,700	51,840
Omeros Corp. (a) (b)	10,293	147,036
Optinose, Inc. (a) (b)	5,200	21,528
Osmotica Pharmaceuticals PLC (a) (b)	2,100	8,652
Pacira BioSciences, Inc. (a)	6,637	397,158
Paratek Pharmaceuticals, Inc. (a) (b)	7,000	43,820
Phathom Pharmaceuticals, Inc. (a) (b)	1,800	59,796
Phibro Animal Health Corp. Class A	4,200	81,564
Pliant Therapeutics, Inc. (a) (b)	1,700	38,624
Prestige Consumer Healthcare, Inc. (a)	7,716	269,057
Provention Bio, Inc. (a) (b)	8,300	140,602
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,767	465,677
Recro Pharma, Inc. (a) (b)	3,100	8,835
Relmada Therapeutics, Inc. (a) (b)	2,600	83,382
Revance Therapeutics, Inc. (a)	9,674	274,161
Royalty Pharma PLC Class A (b)	17,200	860,860

See accompanying notes to financial statements.
171

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Satsuma Pharmaceuticals, Inc. (a) (b)	1,300	$ 5,993
scPharmaceuticals, Inc. (a) (b)	800	4,232
SIGA Technologies, Inc. (a)	10,700	77,789
Strongbridge Biopharma PLC (a)	6,500	15,795
Supernus Pharmaceuticals, Inc. (a)	8,500	213,860
Tarsus Pharmaceuticals, Inc. (a)	1,100	45,463
TherapeuticsMD, Inc. (a) (b)	44,900	54,329
Theravance Biopharma, Inc. (a) (b)	8,104	144,008
Tricida, Inc. (a) (b)	4,570	32,218
Verrica Pharmaceuticals, Inc. (a) (b)	2,000	23,020
VYNE Therapeutics, Inc. (a) (b)	22,793	36,013
WaVe Life Sciences, Ltd. (a)	5,710	44,938
Xeris Pharmaceuticals, Inc. (a)	7,400	36,408
Zogenix, Inc. (a) (b)	9,641	192,724
		14,111,746
PROFESSIONAL SERVICES — 1.6%
Acacia Research Corp. (a)	7,700	30,338
Akerna Corp. (a) (b)	3,000	9,720
ASGN, Inc. (a)	7,935	662,811
Barrett Business Services, Inc.	1,339	91,333
BG Staffing, Inc.	1,552	20,936
CBIZ, Inc. (a)	8,900	236,829
CoreLogic, Inc.	12,300	951,036
CoStar Group, Inc. (a)	6,291	5,814,646
CRA International, Inc.	1,245	63,408
Dun & Bradstreet Holdings, Inc. (a)	13,300	331,170
Exponent, Inc.	8,050	724,742
Forrester Research, Inc. (a)	2,200	92,180
Franklin Covey Co. (a)	1,983	44,161
FTI Consulting, Inc. (a)	5,577	623,062
GP Strategies Corp. (a)	2,000	23,720
Heidrick & Struggles International, Inc.	3,300	96,954
Huron Consulting Group, Inc. (a)	3,931	231,732
ICF International, Inc.	3,147	233,917
Insperity, Inc.	5,610	456,766
Kelly Services, Inc. Class A	5,895	121,260
Kforce, Inc.	3,400	143,106
Korn Ferry	8,452	367,662
ManpowerGroup, Inc.	9,190	828,754
Mastech Digital, Inc. (a)	600	9,540
Mistras Group, Inc. (a)	2,858	22,178
Red Violet, Inc. (a) (b)	1,600	41,776
Resources Connection, Inc.	6,200	77,934
TransUnion	30,383	3,014,601
TriNet Group, Inc. (a)	6,400	515,840
TrueBlue, Inc. (a)	6,107	114,140
Upwork, Inc. (a)	14,487	500,091
Security Description	Shares	Value
Willdan Group, Inc. (a)	2,071	$ 86,361
		16,582,704
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Altisource Portfolio Solutions SA (a)	800	10,304
American Realty Investors, Inc. (a) (b)	300	3,270
Cushman & Wakefield PLC (a) (b)	16,906	250,716
eXp World Holdings, Inc. (a)	3,800	239,856
Fathom Holdings, Inc. (a)	700	25,228
Forestar Group, Inc. (a)	2,906	58,643
FRP Holdings, Inc. (a)	1,089	49,604
Howard Hughes Corp. (a)	6,074	479,421
Indus Realty Trust, Inc.	553	34,563
Jones Lang LaSalle, Inc.	8,169	1,212,035
Kennedy-Wilson Holdings, Inc.	18,642	333,505
Marcus & Millichap, Inc. (a)	4,046	150,633
Maui Land & Pineapple Co., Inc. (a)	1,036	11,945
Newmark Group, Inc. Class A	25,212	183,795
Rafael Holdings, Inc. Class B (a)	1,502	35,027
RE/MAX Holdings, Inc. Class A	3,200	116,256
Realogy Holdings Corp. (a) (b)	17,495	229,534
Redfin Corp. (a)	15,700	1,077,491
RMR Group, Inc. Class A	2,607	100,682
St. Joe Co. (b)	5,700	241,965
Stratus Properties, Inc. (a)	900	22,950
Tejon Ranch Co. (a)	4,500	65,025
Transcontinental Realty Investors, Inc. (a)	207	4,991
		4,937,439
ROAD & RAIL — 1.7%
AMERCO	1,377	625,103
ArcBest Corp.	4,367	186,340
Avis Budget Group, Inc. (a)	8,072	301,086
Covenant Logistics Group, Inc. Class A (a)	1,945	28,805
Daseke, Inc. (a)	9,764	56,729
Heartland Express, Inc.	8,455	153,036
Knight-Swift Transportation Holdings, Inc.	19,771	826,823
Landstar System, Inc.	6,005	808,633
Lyft, Inc. Class A (a) (b)	39,400	1,935,722
Marten Transport, Ltd.	10,348	178,296
PAM Transportation Services, Inc. (a)	298	14,602
Ryder System, Inc.	8,239	508,841
Saia, Inc. (a)	4,115	743,992
Schneider National, Inc. Class B	10,300	213,210
Uber Technologies, Inc. (a)	221,115	11,276,865
Universal Logistics Holdings, Inc.	1,329	27,364

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
US Xpress Enterprises, Inc. Class A (a)	3,398	$ 23,242
Werner Enterprises, Inc.	9,400	368,668
		18,277,357
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	5,954	577,359
Allegro MicroSystems, Inc. (a)	5,100	135,966
Alpha & Omega Semiconductor, Ltd. (a)	3,687	87,161
Ambarella, Inc. (a)	5,180	475,628
Amkor Technology, Inc.	15,235	229,744
Atomera, Inc. (a) (b)	3,000	48,270
Axcelis Technologies, Inc. (a)	5,785	168,459
AXT, Inc. (a)	6,853	65,583
Brooks Automation, Inc.	11,400	773,490
CEVA, Inc. (a)	3,871	176,130
Cirrus Logic, Inc. (a)	9,140	751,308
CMC Materials, Inc.	4,597	695,526
Cohu, Inc.	6,291	240,190
Cree, Inc. (a)	17,615	1,865,428
CyberOptics Corp. (a)	1,100	24,959
Diodes, Inc. (a)	6,692	471,786
DSP Group, Inc. (a)	3,896	64,635
Enphase Energy, Inc. (a)	16,836	2,954,213
Entegris, Inc.	21,398	2,056,348
First Solar, Inc. (a)	14,651	1,449,277
FormFactor, Inc. (a)	12,065	519,036
GSI Technology, Inc. (a)	2,400	17,760
Ichor Holdings, Ltd. (a)	3,899	117,535
Impinj, Inc. (a) (b)	3,000	125,610
Inphi Corp. (a)	7,619	1,222,621
Lattice Semiconductor Corp. (a)	21,480	984,214
MACOM Technology Solutions Holdings, Inc. (a) (b)	7,252	399,150
Marvell Technology Group, Ltd.	106,648	5,070,046
Maxeon Solar Technologies, Ltd. (a) (b)	2,069	58,698
MaxLinear, Inc. (a)	10,600	404,814
MKS Instruments, Inc.	8,647	1,300,941
Monolithic Power Systems, Inc.	7,036	2,576,794
NeoPhotonics Corp. (a)	8,700	79,083
NVE Corp.	786	44,157
ON Semiconductor Corp. (a)	64,701	2,117,664
Onto Innovation, Inc. (a)	7,357	349,825
PDF Solutions, Inc. (a)	5,029	108,626
Photronics, Inc. (a)	10,993	122,682
Pixelworks, Inc. (a)	5,800	16,356
Power Integrations, Inc.	9,252	757,369
Rambus, Inc. (a)	17,501	305,567
Semtech Corp. (a)	10,158	732,290
Silicon Laboratories, Inc. (a)	6,799	865,785
SiTime Corp. (a)	1,600	179,088
SMART Global Holdings, Inc. (a) (b)	2,490	93,699
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	7,813	$ 2,493,285
SunPower Corp. (a) (b)	11,755	301,398
Synaptics, Inc. (a)	5,422	522,681
Ultra Clean Holdings, Inc. (a)	6,998	217,988
Universal Display Corp.	7,011	1,611,128
Veeco Instruments, Inc. (a)	8,508	147,699
		37,175,049
SOFTWARE — 12.7%
2U, Inc. (a) (b)	10,827	433,188
8x8, Inc. (a)	16,500	568,755
A10 Networks, Inc. (a)	10,400	102,544
ACI Worldwide, Inc. (a)	17,966	690,433
Agilysys, Inc. (a)	3,357	128,842
Alarm.com Holdings, Inc. (a)	7,500	775,875
Altair Engineering, Inc. Class A (a) (b)	6,753	392,890
Alteryx, Inc. Class A (a) (b)	8,522	1,037,894
American Software, Inc. Class A	5,200	89,284
Anaplan, Inc. (a)	21,224	1,524,944
Appfolio, Inc. Class A (a)	2,586	465,583
Appian Corp. (a) (b)	5,648	915,484
Aspen Technology, Inc. (a)	10,802	1,406,961
Asure Software, Inc. (a)	2,000	14,200
Atlassian Corp. PLC Class A (a)	21,043	4,921,326
Avalara, Inc. (a)	13,178	2,172,920
Avaya Holdings Corp. (a)	12,588	241,060
Benefitfocus, Inc. (a)	5,041	72,994
Bill.Com Holdings, Inc. (a)	11,621	1,586,267
Blackbaud, Inc.	7,733	445,111
Blackline, Inc. (a)	8,062	1,075,310
Bottomline Technologies DE, Inc. (a)	6,900	363,906
Box, Inc. Class A (a)	21,965	396,468
CDK Global, Inc.	19,273	998,920
Cerence, Inc. (a)	5,747	577,459
Ceridian HCM Holding, Inc. (a)	18,348	1,955,163
ChannelAdvisor Corp. (a)	4,900	78,302
Cloudera, Inc. (a) (b)	31,921	444,021
Cloudflare, Inc. Class A (a)	17,300	1,314,627
CommVault Systems, Inc. (a)	6,520	361,012
Cornerstone OnDemand, Inc. (a)	9,575	421,683
Coupa Software, Inc. (a)	11,045	3,743,261
Crowdstrike Holdings, Inc. Class A (a)	24,441	5,177,093
Datadog, Inc. Class A (a)	24,696	2,431,074
Datto Holding Corp. (a)	4,200	113,400
Digimarc Corp. (a) (b)	2,040	96,370
Digital Turbine, Inc. (a)	13,186	745,800
DocuSign, Inc. (a)	28,595	6,356,669
Domo, Inc. Class B (a)	3,944	251,509
Dropbox, Inc. Class A (a)	38,924	863,724
Duck Creek Technologies, Inc. (a)	4,000	173,200
Dynatrace, Inc. (a)	29,100	1,259,157

See accompanying notes to financial statements.
173

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Ebix, Inc. (b)	4,698	$ 178,383
eGain Corp. (a)	4,594	54,255
Elastic NV (a)	10,764	1,572,943
Envestnet, Inc. (a)	8,299	682,925
Everbridge, Inc. (a) (b)	5,551	827,488
Fair Isaac Corp. (a)	4,505	2,302,235
FireEye, Inc. (a)	35,047	808,184
Five9, Inc. (a)	9,823	1,713,131
GTY Technology Holdings, Inc. (a) (b)	7,100	36,778
Guidewire Software, Inc. (a)	13,374	1,721,635
HubSpot, Inc. (a)	6,655	2,638,308
Intelligent Systems Corp. (a) (b)	1,583	63,494
InterDigital, Inc.	4,773	289,626
J2 Global, Inc. (a)	7,154	698,874
Jamf Holding Corp. (a)	5,400	161,568
JFrog, Ltd. (a)	2,300	144,509
LivePerson, Inc. (a) (b)	9,800	609,854
Manhattan Associates, Inc. (a)	10,083	1,060,530
McAfee Corp. Class A	6,500	108,485
Medallia, Inc. (a) (b)	13,620	452,456
MicroStrategy, Inc. Class A (a)	1,170	454,604
Mimecast, Ltd. (a)	8,900	505,876
Mitek Systems, Inc. (a)	7,061	125,545
Model N, Inc. (a) (b)	5,956	212,510
nCino, Inc. (a)	2,600	188,266
New Relic, Inc. (a)	8,131	531,767
Nuance Communications, Inc. (a)	44,846	1,977,260
Nutanix, Inc. Class A (a)	30,600	975,222
OneSpan, Inc. (a)	5,797	119,882
Pagerduty, Inc. (a) (b)	10,898	454,447
Palo Alto Networks, Inc. (a)	14,954	5,314,502
Park City Group, Inc. (a)	1,900	9,101
Paylocity Holding Corp. (a)	6,054	1,246,579
Pegasystems, Inc. (b)	6,263	834,607
Ping Identity Holding Corp. (a) (b)	6,500	186,160
Pluralsight, Inc. Class A (a)	13,812	289,500
Progress Software Corp.	6,938	313,528
Proofpoint, Inc. (a)	8,969	1,223,461
PROS Holdings, Inc. (a)	6,000	304,620
PTC, Inc. (a)	16,666	1,993,420
Q2 Holdings, Inc. (a) (b)	8,199	1,037,419
QAD, Inc. Class A	2,010	126,992
Qualys, Inc. (a)	5,329	649,445
Rapid7, Inc. (a)	8,125	732,550
RealPage, Inc. (a)	13,976	1,219,266
Rimini Street, Inc. (a)	3,200	14,176
RingCentral, Inc. Class A (a)	12,609	4,778,433
SailPoint Technologies Holding, Inc. (a)	13,800	734,712
Sapiens International Corp. NV	4,800	146,928
Seachange International, Inc. (a)	4,600	6,440
SecureWorks Corp. Class A (a) (b)	1,295	18,415
Security Description	Shares	Value
ShotSpotter, Inc. (a) (b)	1,300	$ 49,010
Slack Technologies, Inc. Class A (a)	60,911	2,572,881
Smartsheet, Inc. Class A (a)	17,750	1,229,898
Smith Micro Software, Inc. (a)	8,000	43,360
SolarWinds Corp. (a)	8,204	122,650
Splunk, Inc. (a)	25,606	4,350,203
Sprout Social, Inc. Class A (a)	4,900	222,509
SPS Commerce, Inc. (a)	5,552	602,892
SS&C Technologies Holdings, Inc.	35,897	2,611,507
Sumo Logic, Inc. (a)	2,500	71,450
SVMK, Inc. (a)	19,200	490,560
Synchronoss Technologies, Inc. (a)	6,000	28,200
Telenav, Inc. (a)	5,252	24,684
Tenable Holdings, Inc. (a)	11,100	580,086
Teradata Corp. (a) (b)	16,867	379,001
Trade Desk, Inc. Class A (a)	6,648	5,325,048
Unity Software, Inc. (a)	4,600	705,962
Upland Software, Inc. (a)	4,600	211,094
Varonis Systems, Inc. (a)	5,072	829,830
Verint Systems, Inc. (a)	10,229	687,184
VirnetX Holding Corp. (b)	11,000	55,440
VMware, Inc. Class A (a) (b)	12,821	1,798,273
Workday, Inc. Class A (a)	28,230	6,764,190
Workiva, Inc. (a)	6,200	568,044
Xperi Holding Corp.	16,136	337,242
Yext, Inc. (a) (b)	15,700	246,804
Zendesk, Inc. (a)	18,439	2,638,990
Zix Corp. (a)	8,987	77,558
Zoom Video Communications, Inc. Class A (a)	26,855	9,058,729
Zscaler, Inc. (a)	11,566	2,309,846
Zuora, Inc. Class A (a) (b)	17,500	243,775
		135,272,877
SPECIALTY RETAIL — 2.1%
Aaron's Co., Inc. (a)	5,848	110,878
Abercrombie & Fitch Co. Class A	10,842	220,743
Academy Sports & Outdoors, Inc. (a)	3,100	64,263
American Eagle Outfitters, Inc. (b)	23,526	472,167
America's Car-Mart, Inc. (a)	1,131	124,229
Asbury Automotive Group, Inc. (a)	2,972	433,139
At Home Group, Inc. (a) (b)	9,400	145,324
AutoNation, Inc. (a)	9,069	632,926
Bed Bath & Beyond, Inc. (b)	19,646	348,913
Boot Barn Holdings, Inc. (a)	5,000	216,800
Buckle, Inc. (b)	5,087	148,540
Burlington Stores, Inc. (a)	10,402	2,720,643
Caleres, Inc.	5,990	93,744
Camping World Holdings, Inc. Class A (b)	5,727	149,188

See accompanying notes to financial statements.
174

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Carvana Co. (a) (b)	8,890	$ 2,129,511
Cato Corp. Class A	3,500	33,565
Chico's FAS, Inc.	18,253	29,022
Children's Place, Inc. (b)	2,442	122,344
Citi Trends, Inc.	1,700	84,456
Conn's, Inc. (a)	2,822	32,989
Container Store Group, Inc. (a)	3,173	30,270
Designer Brands, Inc. Class A (b)	10,756	82,283
Dick's Sporting Goods, Inc.	9,744	547,710
Envela Corp. (a) (b)	1,200	6,240
Express, Inc. (a) (b)	9,949	9,054
Five Below, Inc. (a)	8,649	1,513,402
Floor & Decor Holdings, Inc. Class A (a)	14,900	1,383,465
Foot Locker, Inc.	16,300	659,172
GameStop Corp. Class A (a) (b)	9,965	187,741
Genesco, Inc. (a)	2,505	75,375
Group 1 Automotive, Inc.	2,703	354,471
GrowGeneration Corp. (a) (b)	5,600	225,232
Guess?, Inc.	6,800	153,816
Haverty Furniture Cos., Inc.	2,755	76,231
Hibbett Sports, Inc. (a)	2,834	130,874
Leslie's, Inc. (a)	8,100	224,775
Lithia Motors, Inc. Class A	4,156	1,216,337
Lumber Liquidators Holdings, Inc. (a)	4,959	152,440
MarineMax, Inc. (a)	3,576	125,267
Michaels Cos., Inc. (a) (b)	13,185	171,537
Monro, Inc.	5,098	271,723
Murphy USA, Inc.	4,183	547,429
National Vision Holdings, Inc. (a)	12,605	570,881
ODP Corp.	7,918	231,997
OneWater Marine, Inc. Class A (a)	1,500	43,635
Penske Automotive Group, Inc. (b)	4,889	290,358
Rent-A-Center, Inc.	7,450	285,261
RH (a) (b)	2,461	1,101,347
Sally Beauty Holdings, Inc. (a) (b)	19,648	256,210
Shoe Carnival, Inc.	1,500	58,770
Signet Jewelers, Ltd. (b)	9,100	248,157
Sleep Number Corp. (a)	4,176	341,847
Sonic Automotive, Inc. Class A	4,036	155,669
Sportsman's Warehouse Holdings, Inc. (a)	7,470	131,099
Tilly's, Inc. Class A	3,437	28,046
Urban Outfitters, Inc. (a)	10,550	270,080
Vroom, Inc. (a) (b)	4,700	192,559
Williams-Sonoma, Inc.	12,248	1,247,336
Winmark Corp.	531	98,660
Zumiez, Inc. (a)	3,600	132,408
		22,142,548
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a) (b)	21,081	$ 220,929
Avid Technology, Inc. (a)	5,497	87,237
Corsair Gaming, Inc. (a)	2,700	97,794
Dell Technologies, Inc. Class C (a)	41,347	3,030,322
Diebold Nixdorf, Inc. (a)	12,236	130,436
Eastman Kodak Co. (a) (b)	2,300	18,722
Immersion Corp. (a)	2,735	30,878
Intevac, Inc. (a)	3,500	25,235
NCR Corp. (a) (b)	20,067	753,917
Pure Storage, Inc. Class A (a) (b)	38,300	865,963
Quantum Corp. (a)	7,000	42,840
Super Micro Computer, Inc. (a)	7,715	244,257
		5,548,530
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	22,500	945,000
Carter's, Inc.	6,760	635,913
Columbia Sportswear Co.	4,520	394,958
Crocs, Inc. (a)	10,500	657,930
Deckers Outdoor Corp. (a)	4,405	1,263,266
Fossil Group, Inc. (a)	8,200	71,094
G-III Apparel Group, Ltd. (a)	7,681	182,347
Kontoor Brands, Inc. (a) (b)	8,000	324,480
Lakeland Industries, Inc. (a)	1,200	32,700
Lululemon Athletica, Inc. (a)	18,181	6,327,534
Movado Group, Inc.	3,361	55,860
Oxford Industries, Inc.	2,830	185,393
Rocky Brands, Inc.	1,105	31,017
Skechers U.S.A., Inc. Class A (a)	21,147	760,023
Steven Madden, Ltd.	12,813	452,555
Superior Group of Cos., Inc.	1,700	39,508
Unifi, Inc. (a)	2,210	39,205
Vera Bradley, Inc. (a)	3,100	24,676
Wolverine World Wide, Inc.	12,480	390,000
		12,813,459
THRIFTS & MORTGAGE FINANCE — 0.8%
Axos Financial, Inc. (a)	8,800	330,264
Bogota Financial Corp. (a)	900	8,019
Bridgewater Bancshares, Inc. (a)	3,450	43,091
Capitol Federal Financial, Inc.	19,900	248,750
Columbia Financial, Inc. (a)	8,300	129,148
ESSA Bancorp, Inc.	1,400	21,000
Essent Group, Ltd.	17,308	747,706
Federal Agricultural Mortgage Corp. Class C	1,532	113,751
Flagstar Bancorp, Inc.	7,425	302,643
FS Bancorp, Inc.	635	34,798
Greene County Bancorp, Inc.	600	15,294
Hingham Institution for Savings	233	50,328

See accompanying notes to financial statements.
175

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Home Bancorp, Inc.	1,200	$ 33,588
HomeStreet, Inc.	3,074	103,748
Kearny Financial Corp.	13,951	147,323
Luther Burbank Corp.	3,100	30,380
Merchants Bancorp	1,400	38,682
Meridian Bancorp, Inc.	8,130	121,218
Meta Financial Group, Inc.	5,843	213,620
MGIC Investment Corp.	53,262	668,438
MMA Capital Holdings, Inc. (a)	800	19,680
Mr Cooper Group, Inc. (a)	11,660	361,810
New York Community Bancorp, Inc.	71,123	750,348
NMI Holdings, Inc. Class A (a)	12,665	286,862
Northfield Bancorp, Inc.	8,280	102,092
Northwest Bancshares, Inc.	17,876	227,740
OceanFirst Financial Corp.	10,307	192,019
Oconee Federal Financial Corp.	200	5,060
OP Bancorp	2,000	15,400
PCSB Financial Corp.	2,396	38,192
PennyMac Financial Services, Inc.	6,597	432,895
Pioneer Bancorp, Inc. (a)	1,700	17,969
Ponce de Leon Federal Bank (a)	1,400	14,714
Premier Financial Corp.	6,497	149,431
Provident Bancorp, Inc.	2,914	34,968
Provident Financial Holdings, Inc.	900	14,139
Provident Financial Services, Inc.	12,556	225,506
Prudential Bancorp, Inc.	1,400	19,390
Radian Group, Inc.	29,954	606,568
Riverview Bancorp, Inc.	3,300	17,358
Rocket Cos., Inc. Class A (a) (b)	17,100	345,762
Security National Financial Corp. Class A (a)	1,435	11,982
Southern Missouri Bancorp, Inc.	1,200	36,528
Standard AVB Financial Corp.	600	19,554
Sterling Bancorp, Inc.	2,300	10,442
Territorial Bancorp, Inc.	1,255	30,158
TFS Financial Corp.	8,517	150,155
Timberland Bancorp, Inc.	1,200	29,112
TrustCo Bank Corp. NY	16,499	110,048
Walker & Dunlop, Inc.	4,440	408,569
Washington Federal, Inc.	11,617	299,022
Waterstone Financial, Inc.	3,600	67,752
Western New England Bancorp, Inc.	3,700	25,493
WSFS Financial Corp.	7,790	349,615
		8,828,122
TOBACCO — 0.0% (d)
Turning Point Brands, Inc. (b)	2,100	93,576
Universal Corp.	4,241	206,155
Vector Group, Ltd.	21,396	249,263
		548,994
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	16,856	$ 748,743
Alta Equipment Group, Inc. (a) (b)	2,600	25,688
Applied Industrial Technologies, Inc.	6,015	469,110
Beacon Roofing Supply, Inc. (a)	8,476	340,650
BMC Stock Holdings, Inc. (a)	11,783	632,511
Boise Cascade Co.	6,000	286,800
CAI International, Inc.	2,903	90,690
DXP Enterprises, Inc. (a)	2,900	64,467
EVI Industries, Inc. (a) (b)	1,220	36,502
Foundation Building Materials, Inc. (a)	3,600	69,156
GATX Corp.	5,431	451,751
General Finance Corp. (a)	1,847	15,718
GMS, Inc. (a)	7,300	222,504
H&E Equipment Services, Inc.	5,600	166,936
Herc Holdings, Inc. (a)	3,738	248,241
Lawson Products, Inc. (a)	753	38,335
MRC Global, Inc. (a)	13,700	90,831
MSC Industrial Direct Co., Inc. Class A	6,999	590,646
Nesco Holdings, Inc. (a) (b)	2,000	14,740
NOW, Inc. (a)	19,119	137,274
Rush Enterprises, Inc. Class A	6,250	258,875
Rush Enterprises, Inc. Class B	1,350	51,151
SiteOne Landscape Supply, Inc. (a)	6,933	1,099,782
Systemax, Inc.	2,200	78,958
Textainer Group Holdings, Ltd. (a)	8,665	166,195
Titan Machinery, Inc. (a)	3,300	64,515
Transcat, Inc. (a)	1,100	38,148
Triton International, Ltd.	9,431	457,498
Univar Solutions, Inc. (a)	26,164	497,378
Veritiv Corp. (a)	2,291	47,630
Watsco, Inc.	5,142	1,164,920
WESCO International, Inc. (a)	7,708	605,078
Willis Lease Finance Corp. (a)	410	12,489
		9,283,910
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	11,520	432,576
WATER UTILITIES — 0.3%
American States Water Co.	5,719	454,718
Artesian Resources Corp. Class A	1,451	53,803
Cadiz, Inc. (a) (b)	3,200	34,080
California Water Service Group	7,676	414,734
Consolidated Water Co., Ltd.	2,300	27,715
Essential Utilities, Inc.	35,639	1,685,368
Global Water Resources, Inc.	3,000	43,230
Middlesex Water Co.	3,023	219,077
Pure Cycle Corp. (a)	3,000	33,690

See accompanying notes to financial statements.
176

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
SJW Group	4,087	$ 283,474
York Water Co.	2,300	107,180
		3,357,069
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	7,600	96,672
Gogo, Inc. (a) (b)	9,610	92,544
Shenandoah Telecommunications Co.	7,450	322,213
Spok Holdings, Inc.	2,700	30,051
Telephone & Data Systems, Inc.	15,500	287,835
United States Cellular Corp. (a)	2,535	77,799
		907,114
TOTAL COMMON STOCKS (Cost $770,661,578)		1,053,053,113
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR) (a) (b)	85	161
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
		3,585
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	2,400	204
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	6,500	650
TOTAL RIGHTS (Cost $186)		4,439
WARRANTS — 0.0% (d)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
Pulse Biosciences, Inc.(expiring 5/14/25) (a) (b)	54	910
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Whiting Petroleum Corp. (expiring 9/1/24) (a)	738	1,291
Whiting Petroleum Corp. (expiring 9/1/25) (a)	369	701
		1,992
TOTAL WARRANTS (Cost $0)		2,902
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	13,650,443	$ 13,653,173
State Street Navigator Securities Lending Portfolio II (h) (i)	43,142,840	43,142,840
TOTAL SHORT-TERM INVESTMENTS (Cost $56,796,013)		56,796,013
TOTAL INVESTMENTS — 104.1% (Cost $827,457,777)		1,109,856,467
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(43,997,480)
NET ASSETS — 100.0%		$ 1,065,858,987
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent less than 0.05% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Portfolio's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
177

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

At December 31, 2020, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	62	03/19/2021	$ 6,031,117	$6,121,880	$ 90,763
E-mini S&P MidCap 400 Index (long)	26	03/19/2021	5,893,419	5,989,100	95,681
Total unrealized appreciation/depreciation on open futures contracts.					$186,444
During the period ended December 31, 2020, average notional value related to futures contracts was $12,653,972.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,053,049,691	$3,422	$ 0(a)	$ 1,053,053,113
Rights	—	4,439	—	4,439
Warrants	1,992	910	—	2,902
Short-Term Investments	56,796,013	—	—	56,796,013
TOTAL INVESTMENTS	$1,109,847,696	$8,771	$ 0	$1,109,856,467
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	186,444	—	—	186,444
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 186,444	$ —	$—	$ 186,444
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 1,110,034,140	$8,771	$—	$ 1,110,042,911
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,312,980	$18,314,812	$294,435,948	$299,091,434	$(4,727)	$(1,426)	13,650,443	$13,653,173	$ 45,816
State Street Navigator Securities Lending Portfolio II	44,562,252	44,562,252	172,212,783	173,632,195	—	—	43,142,840	43,142,840	480,648
Total		$62,877,064	$466,648,731	$472,723,629	$(4,727)	$(1,426)		$56,796,013	$526,464
See accompanying notes to financial statements.
178

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$1,399,684,366	$3,223,235,094	$1,053,060,454
Investments in affiliated issuers, at value	109,570,948	185,082,225	56,796,013
Total Investments	1,509,255,314	3,408,317,319	1,109,856,467
Foreign currency, at value	—	14,145,746	—
Net cash at broker	—	9,609,704	541,779
Cash	1,261,280	—	496
Receivable from broker — accumulated variation margin on futures contracts	—	1,155,948	186,643
Receivable for investments sold	651,194	1,411,014	107,344,225
Receivable for fund shares sold	95,748,750	96,300	1,030,077
Dividends receivable — unaffiliated issuers	—	3,667,511	884,069
Dividends receivable — affiliated issuers	6,363,723	6,885	687
Interest receivable - unaffiliated issuers	—	16	—
Securities lending income receivable — unaffiliated issuers	5,348	22,985	8,467
Securities lending income receivable — affiliated issuers	8,173	36,351	41,836
Receivable for foreign taxes recoverable	734	3,281,432	—
Other Receivable	439	—	—
Prepaid expenses and other assets	1,709	4,079	1,414
TOTAL ASSETS	1,613,296,664	3,441,755,290	1,219,896,160
LIABILITIES
Due to custodian	—	675,205	—
Payable upon return of securities loaned	60,700,873	42,151,995	43,142,840
Payable for investments purchased	137,459,446	69,180	—
Payable for fund shares repurchased	—	125,719,825	110,760,600
Deferred foreign taxes payable	—	1,899,956	—
Custodian, sub-administration and transfer agent fees payable	39,433	65,731	37,408
Custodian fees payable	3,729	69,788	3,708
Trustees’ fees and expenses payable	263	555	197
Registration and filing fees payable	18,821	36,669	14,510
Professional fees payable	54,542	46,461	50,417
Printing and postage fees payable	8,083	18,565	6,063
Accrued expenses and other liabilities	3,854	38,983	21,430
TOTAL LIABILITIES	198,289,044	170,792,913	154,037,173
NET ASSETS	$1,415,007,620	$3,270,962,377	$1,065,858,987
NET ASSETS CONSIST OF:
Paid-in Capital	$1,344,415,530	$2,651,353,137	$ 721,338,320
Total distributable earnings (loss)**	70,592,090	619,609,240	344,520,667
NET ASSETS	$1,415,007,620	$3,270,962,377	$1,065,858,987
NET ASSET VALUE PER SHARE
Net asset value per share	$ 107.23	$ 116.43	$ 327.73
Shares of beneficial interest	13,196,109	28,094,410	3,252,270
Net Assets	$1,415,007,620	$3,270,962,377	$1,065,858,987
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,328,924,109	$2,544,425,654	$ 770,661,764
Investments in affiliated issuers	109,570,826	185,082,225	56,796,013
Total cost of investments	$1,438,494,935	$2,729,507,879	$ 827,457,777
Foreign currency, at cost	$ —	$ 13,921,755	$ —
* Includes investments in securities on loan, at value	$ 126,215,118	$ 76,633,690	$ 80,486,655
** Includes deferred foreign taxes	$ —	$ 1,899,956	$ —
See accompanying notes to financial statements.
179

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2020

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$24,023,166	$ —	$ —
Dividend income — unaffiliated issuers	—	61,448,638	9,000,128
Dividend income — affiliated issuers	58,895	287,357	45,816
Unaffiliated securities lending income	53,892	247,021	78,567
Affiliated securities lending income	154,289	536,737	480,648
Foreign taxes withheld	—	(6,273,011)	(7,624)
TOTAL INVESTMENT INCOME (LOSS)	24,290,242	56,246,742	9,597,535
EXPENSES
Custodian, sub-administration and transfer agent fees	136,410	299,889	98,349
Custodian fees	24,048	747,727	20,626
Trustees’ fees and expenses	32,865	44,839	29,375
Registration and filing fees	—	10,617	—
Professional fees and expenses	46,975	50,295	40,598
Printing and postage fees	17,489	38,553	12,785
Insurance expense	4,453	9,654	3,466
Interest expense	—	10,483	—
Miscellaneous expenses	20,739	70,379	24,667
TOTAL EXPENSES	282,979	1,282,436	229,866
Expenses waived/reimbursed by the Adviser	(38,532)	—	—
NET EXPENSES	244,447	1,282,436	229,866
NET INVESTMENT INCOME (LOSS)	$24,045,795	$ 54,964,306	$ 9,367,669
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,997,401	(10,180,981)	87,284,067
Investments — affiliated issuers	(13,771)	8,578	(4,727)
Foreign currency transactions	—	(285,152)	—
Futures contracts	—	23,010,981	(35,166)
Net realized gain (loss)	12,983,630	12,553,426	87,244,174
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	38,809,502	378,802,902	172,734,710
Investments — affiliated issuers	(708)	98	(1,426)
Foreign currency translations	—	490,973	—
Futures contracts	—	499,540	(45,008)
Net change in unrealized appreciation/depreciation	38,808,794	379,793,513	172,688,276
NET REALIZED AND UNREALIZED GAIN (LOSS)	51,792,424	392,346,939	259,932,450
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$75,838,219	$ 447,311,245	$ 269,300,119
** Includes foreign deferred taxes	$ —	$ (1,405,870)	$ —
See accompanying notes to financial statements.
180

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/20(b)	Year Ended 12/31/19(b)	Year Ended 12/31/20(c)	Year Ended 12/31/19(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,045,795	$ 29,256,716	$ 54,964,306	$ 70,661,931	$ 9,367,669	$ 11,790,880
Net realized gain (loss)	12,983,630	4,200,017	12,553,426	(39,501,109)	87,244,174	20,777,116
Net change in unrealized appreciation/depreciation	38,808,794	51,903,349	379,793,513	397,527,117	172,688,276	153,916,930
Net increase (decrease) in net assets resulting from operations	75,838,219	85,360,082	447,311,245	428,687,939	269,300,119	186,484,926
Distributions to shareholders	(34,309,398)	(31,375,273)	(55,571,980)	(74,874,677)	(33,144,081)	(33,388,501)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	606,503,436	350,758,636	1,101,256,816	614,713,722	315,250,396	237,969,754
Reinvestment of distributions	34,309,398	31,375,273	55,571,980	74,874,677	33,144,080	33,388,500
Cost of shares redeemed	(300,912,971)	(249,299,011)	(374,904,536)	(853,701,487)	(267,893,599)	(303,985,012)
Other Capital	—	—	(50)	—	—	—
Net increase (decrease) in net assets from capital transactions	339,899,863	132,834,898	781,924,210	(164,113,088)	80,500,877	(32,626,758)
Contribution from Adviser
Contribution from Affiliate (Note 5)	439	—	—	—	—	—
Net increase (decrease) in net assets during the period	381,429,123	186,819,707	1,173,663,475	189,700,174	316,656,915	120,469,667
Net assets at beginning of period	1,033,578,497	846,758,790	2,097,298,902	1,907,598,728	749,202,072	628,732,405
NET ASSETS AT END OF PERIOD	$1,415,007,620	$1,033,578,497	$3,270,962,377	$2,097,298,902	$1,065,858,987	$ 749,202,072
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,663,700	3,487,235	11,643,374	6,094,026	1,213,203	980,977
Reinvestment of distributions	320,927	309,821	489,794	707,032	100,678	131,038
Shares redeemed	(2,865,783)	(2,442,349)	(3,713,369)	(8,265,719)	(1,003,530)	(1,218,755)
Net increase (decrease) from share transactions	3,118,844	1,354,707	8,419,799	(1,464,661)	310,351	(106,740)
(a)	After the close of trading on April 17, 2020, the State Street Aggregrate Bond Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
181

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 102.60	$ 97.10	$ 100.00	$ 99.10	$ 98.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	2.80	2.60	2.30	2.30
Net realized and unrealized gain (loss)	7.25	5.70	(2.80)	1.00	0.10
Total from investment operations	7.90	8.50	(0.20)	3.30	2.40
Contribution from Affiliate (Note 5)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.67)	(3.00)	(2.70)	(2.40)	(2.10)
Net realized gains	(0.60)	—	—	—	(0.10)
Total distributions	(3.27)	(3.00)	(2.70)	(2.40)	(2.20)
Net asset value, end of period	$ 107.23	$ 102.60	$ 97.10	$ 100.00	$ 99.10
Total return (d)	7.86%(e)	8.69%	(0.12)%	3.38%	2.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,415,008	$1,033,578	$846,759	$687,541	$249,906
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.04%	0.06%	0.14%
Net expenses	0.03%	0.03%	0.03%	0.03%	0.01%
Net investment income (loss)	2.20%	2.76%	2.73%	2.31%	2.24%
Portfolio turnover rate	37%(f)	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
182

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 106.60	$ 90.20	$ 108.10	$ 87.30	$ 84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	2.28	3.20	3.00	2.60	2.20
Net realized and unrealized gain (loss)	9.49	16.40	(18.20)	21.20	2.00
Total from investment operations	11.77	19.60	(15.20)	23.80	4.20
Other capital	(0.00)(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.94)	(3.20)	(2.70)	(2.50)	(1.40)
Net realized gains	—	—	(0.00)(c)	(0.50)	—
Total distributions	(1.94)	(3.20)	(2.70)	(3.00)	(1.40)
Net asset value, end of period	$ 116.43	$ 106.60	$ 90.20	$ 108.10	$ 87.30
Total return (d)	11.07%	21.70%	(13.99)%	27.20%	5.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,270,962	$2,097,299	$1,907,599	$1,655,261	$552,700
Ratios to average net assets:
Total expenses	0.05%	0.06%	0.06%	0.06%	0.23%
Net expenses	0.05%	0.06%	0.06%	0.06%	0.08%
Net investment income (loss)	2.29%	3.19%	2.89%	2.59%	2.51%
Portfolio turnover rate	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
183

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 254.60	$ 206.20	$ 242.00	$ 213.00	$ 186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	3.01	3.60	3.80	3.40	3.00
Net realized and unrealized gain (loss)	79.67	54.20	(26.20)	35.20	27.60
Total from investment operations	82.68	57.80	(22.40)	38.60	30.60
Distributions to shareholders from:
Net investment income	(2.90)	(3.40)	(3.80)	(3.00)	(1.80)
Net realized gains	(6.65)	(6.00)	(9.60)	(6.60)	(1.80)
Total distributions	(9.55)	(9.40)	(13.40)	(9.60)	(3.60)
Net asset value, end of period	$ 327.73	$ 254.60	$ 206.20	$ 242.00	$ 213.00
Total return (c)	32.46%	27.98%	(9.07)%	18.20%	16.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,065,859	$749,202	$628,732	$464,870	$142,269
Ratios to average net assets:
Total expenses	0.03%	0.05%	0.05%	0.07%	0.22%
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.19%	1.48%	1.52%	1.46%	1.55%
Portfolio turnover rate	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
184

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2020
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	27.00%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	24.61%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	23.49%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
185

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
186

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in each Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs
187

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
188

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$1,155,948	$—	$1,155,948

189

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$186,643	$—	$186,643
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$23,010,981	$—	$23,010,981
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(35,166)	$—	$(35,166)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$499,540	$—	$499,540
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(45,008)	$—	$(45,008)
190

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025%, and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2021 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended December 31, 2020, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
191

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
On January 15, 2020, State Street agreed to make a contribution of $439 to the State Street Aggregate Bond Index Portfolio in connection with a portfolio accounting matter.
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
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December 31, 2020

6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$437,985,815	$314,418,503	$204,860,202	$ 82,595,865
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	885,794,019	43,913,051
State Street Small/Mid Cap Equity Index Portfolio	—	—	465,379,011	398,175,437
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, partnership basis adjustments, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 7,124,058	$ 2,821,193	$ 9,945,251
State Street Global All Cap Equity ex- U.S. Index Fund	13,356,345	209,540	13,565,885
State Street Small/Mid Cap Equity Index Fund	1,521,933	1,951,557	3,473,490
State Street Aggregate Bond Index Portfolio	27,085,216	7,224,182	34,309,398
State Street Global All Cap Equity ex- U.S. Index Portfolio	55,571,980	—	55,571,980
State Street Small/Mid Cap Equity Index Portfolio	14,411,451	18,732,630	33,144,081
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December 31, 2020

The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 5,504,376	$ —	$ 5,504,376
State Street Global All Cap Equity ex- U.S. Index Fund	12,373,392	7,365,890	19,739,282
State Street Small/Mid Cap Equity Index Fund	2,155,987	3,534,164	5,690,151
State Street Aggregate Bond Index Portfolio	31,375,273	—	31,375,273
State Street Global All Cap Equity ex- U.S. Index Portfolio	74,874,677	—	74,874,677
State Street Small/Mid Cap Equity Index Portfolio	16,054,927	17,333,574	33,388,501
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Aggregate Bond Index Fund	$ —	$ —	$ 2,321,056	$ 12,222,022	$ —	$ 14,543,078
State Street Global All Cap Equity ex- U.S. Index Fund	—	—	1,209,068	94,755,711	—	95,964,779
State Street Small/Mid Cap Equity Index Fund	1,396,235	—	2,705,461	38,414,112	—	42,515,808
State Street Aggregate Bond Index Portfolio	390,429	—	—	70,487,868	(286,207)	70,592,090
State Street Global All Cap Equity ex- U.S. Index Portfolio	7,060,669	(46,062,689)	—	658,611,260	—	619,609,240
State Street Small/Mid Cap Equity Index Portfolio	17,718,910	—	77,766,905	249,034,852	—	344,520,667
As of December 31, 2020, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Global All Cap Equity ex- U.S. Index Portfolio	$—	$46,062,689
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 369,863,894	$ 12,222,022	$ —	$ 12,222,022
State Street Global All Cap Equity ex- U.S. Index Fund	710,318,367	94,755,711	—	94,755,711
State Street Small/Mid Cap Equity Index Fund	211,932,367	38,414,112	—	38,414,112
State Street Aggregate Bond Index Portfolio	1,438,767,446	72,075,296	1,587,428	70,487,868
State Street Global All Cap Equity ex- U.S. Index Portfolio	2,749,501,840	816,205,985	158,136,274	658,069,711
State Street Small/Mid Cap Equity Index Portfolio	861,008,071	276,334,030	27,299,178	249,034,852
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 126,215,118	$ 60,700,873	$ 67,987,121	$ 128,687,994
State Street Global All Cap Equity ex- U.S. Index Portfolio	76,633,690	42,151,995	38,596,939	80,748,934
State Street Small/Mid Cap Equity Index Portfolio	80,486,655	43,142,840	39,937,565	83,080,405
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$16,404,060	$—	$—	$—	$16,404,060	$16,404,060
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	4,501,675	—	—	—	4,501,675	4,501,675
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	2,193,163	—	—	—	2,193,163	2,193,163
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	37,601,975	—	—	—	37,601,975	37,601,975
State Street Global All Cap Equity ex- U.S. Index Portfolio	Common Stocks	42,151,995	—	—	—	42,151,995	42,151,995
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	43,142,736	—	—	—	43,142,736	43,142,736
State Street Small/Mid Cap Equity Index Portfolio	Rights	95	—	—	—	95	95
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Small/Mid Cap Equity Index Portfolio	Warrants	$9	$—	$—	$—	$9	$9
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolios had no outstanding loans as of December 31, 2020.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
12.    Share Splits
The Board authorized a 1-for-10 reverse share split, 1-for-10 reverse share split, 1-for-20 reverse share split, 1-for-10 reverse share split, 1-for-10 reverse share split and 1-for-20 reverse share split for the State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio respectively, effective after the close of trading on April 17, 2020, for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding, while increasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds and Portfolios. The financial statements and financial highlights of the aforementioned Funds and Portfolios have been adjusted to reflect the reverse share splits.
13.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively referred to as the “Funds”), and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively referred to as the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolios, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (six of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ and Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.48%	$1,010.00	$2.43(a)	$1,022.70	$2.44(a)
Class I	0.23	1,011.30	1.16(a)	1,024.00	1.17(a)
Class K	0.02	1,012.30	0.10(a)	1,025.00	0.10(a)
State Street Global All Cap Equity ex- U.S. Index Fund
Class A	0.47	1,243.80	2.65(a)	1,022.80	2.39(a)
Class I	0.17	1,245.70	0.96(a)	1,024.30	0.87(a)
Class K	0.02	1,246.70	0.11(a)	1,025.00	0.10(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.50	1,404.00	3.02(a)	1,022.60	2.54(a)
Class I	0.25	1,405.80	1.51(a)	1,023.90	1.27(a)
Class K	0.05	1,407.20	0.30(a)	1,024.90	0.25(a)
State Street Aggregate Bond Index Portfolio	0.02	1,012.90	0.10(b)	1,025.00	0.10(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.04	1,246.70	0.23(b)	1,024.90	0.20(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	1,407.30	0.18(b)	1,025.00	0.15(b)

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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 184, then divided by 366.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds and Portfolios hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
State Street Aggregate Bond Index Fund	$ 2,821,193
State Street Global All Cap Equity ex- U.S. Index Fund	209,540
State Street Small/Mid Cap Equity Index Fund	1,951,557
State Street Aggregate Bond Index Portfolio	7,224,182
State Street Small/Mid Cap Equity Index Portfolio	18,732,630
Foreign Tax Credit
The have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$1,135,474
State Street Global All Cap Equity ex- U.S. Index Portfolio	4,708,771
The amount of foreign source income earned on the Funds and Portfolios during the year ended December 31, 2020 were as follows:
Amount
State Street Global All Cap Equity ex- U.S. Index Fund	$12,930,464
State Street Global All Cap Equity ex- U.S. Index Portfolio	53,622,169
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds and Portfolios have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ and Portfolios' Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s and Portfolio's liquidity risk, based on factors specific to the circumstances of the Fund and Portfolio. Liquidity risk is defined as the risk that a Fund and Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund and Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s and Portfolio's ability to honor redemption requests timely and SSGA FM’s management of each Fund’s and Portfolio's liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s and Portfolio's prospectus for more information regarding the Fund’s and Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Fund and Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ and Portfolios' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
202

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
203

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

204

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
205

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' and Portfolios' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

206

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITCOREAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Emerging Markets Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund's Class K was 18.18%, and the Index was 18.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cumulative effect of security misweights, transaction costs, and taxes contributed to the difference between the Fund’s performance and that of the Index.
Despite a tough first quarter where the Fund lost almost a quarter of its value, the next three quarters that followed, exhibited an impressive rally. The Fund’s performance was impacted by a halted global economy, which was then followed by a reopening thereof, accommodative monetary policy, US dollar moves, and progress on the battle against COVID-19 despite the onset of the global coronavirus pandemic. During the first quarter, all the countries in the Index were down, but the gap between the best and worst performer was just over 40%. Brazil was the worst performer, while MSCI China ironically was only fared best. Although China was the epicenter of the virus, investors expected containment efforts there to be successful.
During the second quarter however, unprecedented fiscal and monitory support helped books risk assets, and the Fund was up over 18% in USD terms. All the countries in the Index posted gains for the quarter with Latin America reversing the previous quarter trend by performing the best regionally. Although China’s virus containment efforts were deemed relatively successful, MSCI China underperformed the broader EM Index.
In the third quarter, risk assets rallied in July and August on the back of positive economic momentum and earnings data but lost their momentum in September amid concerns of surging virus infection rates. The worst seemed to be behind as key vaccine trials continued to make quick progress. Weakening fiscal support, geo-political concerns related to the US election and worsening US-China relations remained key risks to recovery. As a result, the Fund barely missed double-digit positive returns during this 3rd quarter.
Risk assets rallied in the fourth quarter on positive news flow on vaccines and US election results. Commodities registered robust returns and oil prices rose as stronger demand outlook offset concerns on increased supply. On the economic front, manufacturing continued to show sustained resilience globally. China continued its sustained economic recovery, led by growth in exports and manufacturing. As countries around the world grappled with surging coronavirus cases, emerging market (EM) equities became less risky compared with their developed market peers. In China, internal controls that had restricted movement between the country’s provinces owing to the pandemic were relaxed. EM equities benefited from renewed hopes of a cyclical recovery, a falling US dollar and increasing global trade activity. Strong demand for medical supplies and tech products lifted Chinese exports. South Korea, another beneficiary of increased technology demand, also showed accelerating momentum in its exports.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., Taiwan Semiconductor Manufacturing Co., Ltd., and Samsung Electronics Co., Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Banco Bradesco SA Preference Shares, Itau Unibanco Holding SA Preference Shares, and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Emerging Markets Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Emerging Markets Equity Index Fund Class K	18.18%	12.58%	12.51%
MSCI Emerging Markets Index(1)	18.31%	12.81%	12.88%
*	Inception date is December 18, 2015.
(1)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging market countries.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Common Stocks	92.5%
Warrants	2.2
Rights	0.0 *
Short-Term Investments	5.0
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 92.5%
ARGENTINA — 0.1%
Globant SA (a)	3,900	$ 848,679
Telecom Argentina SA ADR (b)	10,300	67,568
YPF SA ADR (a)	21,000	98,700
		1,014,947
BRAZIL — 4.8%
Alpargatas SA Preference Shares	17,800	143,930
Ambev SA	498,485	1,501,923
Atacadao SA	42,500	158,653
B2W Cia Digital (a)	24,588	357,918
B3 SA - Brasil Bolsa Balcao	217,192	2,591,652
Banco Bradesco SA Preference Shares	467,919	2,444,904
Banco Bradesco SA	141,818	660,736
Banco BTG Pactual SA	24,244	438,751
Banco do Brasil SA	93,298	696,924
Banco Santander Brasil SA	41,200	355,588
BB Seguridade Participacoes SA	72,837	415,494
Bradespar SA Preference Shares	22,200	272,296
BRF SA (a)	62,323	264,449
CCR SA	135,569	351,568
Centrais Eletricas Brasileiras SA	34,000	240,033
Centrais Eletricas Brasileiras SA Class B, Preference Shares	30,200	215,125
Cia Brasileira de Distribuicao	17,700	255,744
Cia de Saneamento Basico do Estado de Sao Paulo	35,400	302,872
Cia Energetica de Minas Gerais Preference Shares	103,620	290,459
Cia Paranaense de Energia Preference Shares	10,700	154,376
Cia Siderurgica Nacional SA	76,900	471,538
Cosan SA	17,100	249,313
CPFL Energia SA	24,200	151,652
Energisa SA	18,400	185,481
Engie Brasil Energia SA	24,587	207,992
Equatorial Energia SA	96,000	428,047
Gerdau SA Preference Shares	113,700	535,206
Hapvida Participacoes e Investimentos SA (c)	124,000	364,299
Hypera SA	41,800	275,625
Itau Unibanco Holding SA Preference Shares	511,061	3,112,098
Itausa SA Preference Shares	467,063	1,054,763
Itausa SA	253	601
Klabin SA	77,307	393,962
Localiza Rent a Car SA	64,908	861,616
Lojas Americanas SA Preference Shares	97,922	495,624
Lojas Renner SA	84,541	708,659
Security Description	Shares	Value
Magazine Luiza SA	308,856	$ 1,483,570
Multiplan Empreendimentos Imobiliarios SA	31,354	142,035
Natura & Co. Holding SA (a)	95,490	965,158
Notre Dame Intermedica Participacoes SA	54,170	817,003
Petrobras Distribuidora SA	79,600	339,137
Petroleo Brasileiro SA Preference Shares	502,298	2,740,581
Petroleo Brasileiro SA	392,714	2,181,240
Raia Drogasil SA	116,500	561,619
Rumo SA (a)	136,400	505,243
Sul America SA	33,144	282,996
Suzano SA (a)	80,124	903,019
Telefonica Brasil SA	46,755	418,564
TIM SA	97,700	275,558
TOTVS SA	48,800	269,827
Ultrapar Participacoes SA	72,364	330,738
Vale SA	389,884	6,564,121
Via Varejo S/A (a)	136,100	423,429
WEG SA	88,730	1,293,830
		42,107,539
CHILE — 0.5%
Banco de Chile	4,739,564	483,963
Banco de Credito e Inversiones SA	5,242	205,770
Banco Santander Chile	7,384,708	354,424
Cencosud SA	148,992	265,271
Cencosud Shopping SA	53,243	85,316
Cia Cervecerias Unidas SA	17,663	130,440
Colbun SA	950,433	167,881
Embotelladora Andina SA Class B, Preference Shares	43,538	112,077
Empresas CMPC SA	122,388	322,119
Empresas COPEC SA	43,547	441,906
Enel Americas SA	3,725,446	608,289
Enel Chile SA	3,038,792	236,089
Falabella SA	81,495	301,663
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,925	580,725
		4,295,933
CHINA — 34.4%
360 Security Technology, Inc. Class A	14,900	36,031
3SBio, Inc. (a)(b)(c)	134,800	122,911
51job, Inc. ADR (a)	3,200	224,000
AAC Technologies Holdings, Inc. (b)	78,500	439,382
Addsino Co., Ltd. Class A	7,800	33,017
AECC Aviation Power Co., Ltd. Class A	5,200	47,504
Agile Group Holdings, Ltd.	124,000	165,038
Agricultural Bank of China, Ltd. Class A	278,400	134,558

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Agricultural Bank of China, Ltd. Class H	2,925,500	$ 1,071,522
Aier Eye Hospital Group Co., Ltd. Class A	14,141	163,010
Air China, Ltd. Class A	18,400	21,213
Air China, Ltd. Class H	174,000	136,887
Airtac International Group	13,000	416,400
AK Medical Holdings, Ltd. (c)	40,000	69,436
Alibaba Group Holding, Ltd. ADR (a)	200,082	46,565,084
Alibaba Health Information Technology, Ltd. (a)	422,500	1,247,799
A-Living Smart City Services Co., Ltd. (c)	48,500	215,171
Aluminum Corp. of China, Ltd. Class A (a)	29,900	16,707
Aluminum Corp. of China, Ltd. Class H (a)	454,000	160,431
Angel Yeast Co., Ltd. Class A	3,300	25,941
Anhui Conch Cement Co., Ltd. Class A	14,500	115,212
Anhui Conch Cement Co., Ltd. Class H	131,000	820,244
Anhui Gujing Distillery Co., Ltd. Class A	900	37,681
Anhui Gujing Distillery Co., Ltd. Class B	11,400	158,771
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	11,666
ANTA Sports Products, Ltd.	114,000	1,806,922
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	23,023
Autobio Diagnostics Co., Ltd. Class A	400	8,939
Autohome, Inc. ADR	6,100	607,683
Avic Capital Co., Ltd. Class A	20,500	13,821
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	25,555
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	28,922
AVIC Shenyang Aircraft Co., Ltd. Class A	4,000	48,136
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	6,300	35,570
AviChina Industry & Technology Co., Ltd. Class H	256,000	178,616
AVICOPTER PLC Class A	2,300	22,201
Baidu, Inc. ADR (a)	28,700	6,206,088
Bank of Beijing Co., Ltd. Class A	71,740	53,446
Bank of Chengdu Co., Ltd. Class A	15,400	25,293
Bank of China, Ltd. Class A	121,000	59,227
Bank of China, Ltd. Class H	8,403,000	2,871,857
Bank of Communications Co., Ltd. Class A	144,012	99,309
Bank of Communications Co., Ltd. Class H	888,000	469,547
Security Description	Shares	Value
Bank of Hangzhou Co., Ltd. Class A	23,400	$ 53,740
Bank of Jiangsu Co., Ltd. Class A	46,800	39,332
Bank of Nanjing Co., Ltd. Class A	25,440	31,640
Bank of Ningbo Co., Ltd. Class A	20,000	108,795
Bank of Shanghai Co., Ltd. Class A	49,008	59,142
Baoshan Iron & Steel Co., Ltd. Class A	61,000	55,867
Baozun, Inc. ADR (a)(b)	6,200	212,970
BBMG Corp. Class A	33,400	15,269
BeiGene, Ltd. ADR (a)(b)	4,700	1,214,433
Beijing Capital International Airport Co., Ltd. Class H	178,000	148,528
Beijing Dabeinong Technology Group Co., Ltd. Class A	19,800	29,441
Beijing Enlight Media Co., Ltd. Class A	4,500	8,360
Beijing Enterprises Holdings, Ltd.	49,000	159,882
Beijing Enterprises Water Group, Ltd. (a)	562,000	226,138
Beijing New Building Materials PLC Class A	3,500	21,576
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	9,400	56,140
Beijing Originwater Technology Co., Ltd. Class A	12,700	14,955
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	19,142
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	17,865
Beijing Sinnet Technology Co., Ltd. Class A	2,300	6,079
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,920	12,324
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	37,800	32,932
Betta Pharmaceuticals Co., Ltd. Class A	600	9,916
BGI Genomics Co., Ltd. Class A	1,600	31,662
Bilibili, Inc. ADR (a)(b)	12,600	1,080,072
BOE Technology Group Co., Ltd. Class A	116,100	107,224
Bosideng International Holdings, Ltd. (b)	306,000	155,884
Brilliance China Automotive Holdings, Ltd.	334,000	304,112
BYD Co., Ltd. Class A	5,600	167,483
BYD Co., Ltd. Class H (b)	67,500	1,768,928
BYD Electronic International Co., Ltd. (b)	72,000	377,000
By-health Co., Ltd. Class A	6,300	23,419

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Caitong Securities Co., Ltd. Class A	13,000	$ 25,313
CanSino Biologics, Inc. Class H (a)(b)(c)	7,800	177,551
Centre Testing International Group Co., Ltd. Class A	6,600	27,805
CGN Power Co., Ltd. Class H (c)	1,017,700	219,189
Changchun High & New Technology Industry Group, Inc. Class A	1,400	96,738
Changjiang Securities Co., Ltd. Class A	19,700	25,472
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	33,948
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	44,150
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	2,900	21,493
China Aoyuan Group, Ltd.	141,000	137,111
China Bohai Bank Co., Ltd. Class H (a)(c)	240,500	157,255
China Cinda Asset Management Co., Ltd. Class H	958,481	181,712
China CITIC Bank Corp., Ltd. Class H	969,000	411,152
China Communications Construction Co., Ltd. Class A	8,800	9,834
China Communications Construction Co., Ltd. Class H	398,000	171,953
China Communications Services Corp., Ltd. Class H	258,000	113,796
China Conch Venture Holdings, Ltd.	172,500	838,712
China Construction Bank Corp. Class A	28,400	27,453
China Construction Bank Corp. Class H	10,134,500	7,698,396
China East Education Holdings, Ltd. (b)(c)	57,000	137,026
China Eastern Airlines Corp., Ltd. Class A	22,400	16,136
China Education Group Holdings, Ltd.	70,000	134,875
China Everbright Bank Co., Ltd. Class A	142,600	87,580
China Everbright Bank Co., Ltd. Class H	373,000	141,910
China Everbright Environment Group, Ltd.	409,222	231,162
China Everbright, Ltd.	92,000	123,159
China Evergrande Group (b)	194,000	372,795
China Feihe, Ltd. (c)	121,000	283,390
Security Description	Shares	Value
China Fortune Land Development Co., Ltd. Class A	12,350	$ 24,580
China Galaxy Securities Co., Ltd. Class A	14,200	27,344
China Galaxy Securities Co., Ltd. Class H	382,000	239,432
China Gas Holdings, Ltd.	276,000	1,096,333
China Gezhouba Group Co., Ltd. Class A	6,400	6,482
China Greatwall Technology Group Co., Ltd. Class A	7,100	20,754
China Hongqiao Group, Ltd.	203,000	185,882
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	135,036
China International Capital Corp., Ltd. Class H (a)(c)	138,000	373,750
China Jinmao Holdings Group, Ltd.	596,000	274,408
China Jushi Co., Ltd. Class A	6,500	19,970
China Lesso Group Holdings, Ltd.	117,000	183,184
China Life Insurance Co., Ltd. Class A	9,000	53,183
China Life Insurance Co., Ltd. Class H	779,000	1,717,972
China Literature, Ltd. (a)(b)(c)	29,600	232,292
China Longyuan Power Group Corp., Ltd. Class H	329,000	329,685
China Medical System Holdings, Ltd.	148,000	165,296
China Meidong Auto Holdings, Ltd.	56,000	227,500
China Mengniu Dairy Co., Ltd. (a)	292,000	1,762,428
China Merchants Bank Co., Ltd. Class A	70,500	476,934
China Merchants Bank Co., Ltd. Class H	413,000	2,609,929
China Merchants Energy Shipping Co., Ltd. Class A	12,300	10,697
China Merchants Port Holdings Co., Ltd.	140,969	172,533
China Merchants Securities Co., Ltd. Class A	24,050	86,403
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	56,894
China Minsheng Banking Corp., Ltd. Class A	130,300	104,294
China Minsheng Banking Corp., Ltd. Class H	631,700	360,094
China Mobile, Ltd.	636,500	3,628,301
China Molybdenum Co., Ltd. Class A	50,000	48,102
China Molybdenum Co., Ltd. Class H	348,000	227,098

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	420,000	$ 504,833
China National Chemical Engineering Co., Ltd. Class A	21,200	19,155
China National Medicines Corp., Ltd. Class A	3,600	27,324
China National Nuclear Power Co., Ltd. Class A	36,900	27,945
China National Software & Service Co., Ltd. Class A	1,000	12,123
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	8,300	16,724
China Oilfield Services, Ltd. Class H	176,000	148,902
China Overseas Land & Investment, Ltd.	407,000	884,982
China Overseas Property Holdings, Ltd.	140,000	72,944
China Pacific Insurance Group Co., Ltd. Class A	23,100	136,538
China Pacific Insurance Group Co., Ltd. Class H	294,200	1,151,553
China Petroleum & Chemical Corp. Class A	87,200	54,092
China Petroleum & Chemical Corp. Class H	2,572,000	1,151,020
China Power International Development, Ltd.	523,000	111,968
China Railway Construction Corp., Ltd. Class A	36,900	44,871
China Railway Construction Corp., Ltd. Class H	175,500	95,968
China Railway Group, Ltd. Class A	62,100	50,375
China Railway Group, Ltd. Class H	416,000	183,486
China Resources Beer Holdings Co., Ltd.	153,333	1,411,941
China Resources Cement Holdings, Ltd.	245,000	273,632
China Resources Gas Group, Ltd.	96,000	510,714
China Resources Land, Ltd.	336,000	1,386,666
China Resources Pharmaceutical Group, Ltd. (c)	199,500	102,402
China Resources Power Holdings Co., Ltd.	214,000	230,453
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	16,123
China Shenhua Energy Co., Ltd. Class A	13,300	36,870
China Shenhua Energy Co., Ltd. Class H	361,000	679,740
China Shipbuilding Industry Co., Ltd. Class A (a)	78,000	50,306
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class A (a)	34,500	$ 31,650
China Southern Airlines Co., Ltd. Class H (a)	188,000	112,017
China Spacesat Co., Ltd. Class A	3,700	18,327
China State Construction Engineering Corp., Ltd. Class A	153,900	117,735
China State Construction International Holdings, Ltd. (b)	240,000	136,809
China Taiping Insurance Holdings Co., Ltd.	183,600	331,026
China Telecom Corp., Ltd. Class H	1,430,000	396,513
China Tourism Group Duty Free Corp., Ltd. Class A	7,100	308,681
China Tower Corp., Ltd. Class H (b)(c)	4,536,000	666,900
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	137,676
China TransInfo Technology Co., Ltd. Class A	6,000	17,658
China Unicom Hong Kong, Ltd.	654,000	375,336
China United Network Communications, Ltd. Class A	112,200	77,026
China Vanke Co., Ltd. Class A	36,300	160,361
China Vanke Co., Ltd. Class H	173,800	599,592
China Yangtze Power Co., Ltd. Class A	71,305	210,294
China Yuhua Education Corp., Ltd. (c)	122,000	106,205
China Zheshang Bank Co., Ltd. Class A	36,900	23,174
Chongqing Brewery Co., Ltd. Class A	2,000	36,631
Chongqing Changan Automobile Co., Ltd. Class A (a)	16,700	56,244
Chongqing Rural Commercial Bank Co., Ltd. Class H	248,000	101,070
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	122,942
CIFI Holdings Group Co., Ltd.	352,323	298,531
CITIC Securities Co., Ltd. Class A	36,100	163,367
CITIC Securities Co., Ltd. Class H	237,000	534,284
CITIC, Ltd.	633,000	448,186
CNOOC, Ltd.	1,845,000	1,708,454
Contemporary Amperex Technology Co., Ltd. Class A	7,600	410,740
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	27,000	50,745
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	254,250	304,949

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
COSCO SHIPPING Ports, Ltd.	168,115	$ 116,863
Country Garden Holdings Co., Ltd.	815,347	1,127,249
Country Garden Services Holdings Co., Ltd.	155,000	1,048,479
CRRC Corp., Ltd. Class A	69,509	56,813
CRRC Corp., Ltd. Class H	389,000	133,950
CSC Financial Co., Ltd. Class A	7,900	51,072
CSPC Pharmaceutical Group, Ltd.	954,240	975,918
Dali Foods Group Co., Ltd. (c)	252,300	144,146
Daqin Railway Co., Ltd. Class A	59,600	59,264
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,200	26,532
Dawning Information Industry Co., Ltd. Class A	1,700	8,957
DHC Software Co., Ltd. Class A	4,400	5,621
Dong-E-E-Jiao Co., Ltd. Class A	2,700	16,088
Dongfang Electric Corp., Ltd. Class A	11,100	17,034
Dongfeng Motor Group Co., Ltd. Class H	290,000	338,103
Dongxing Securities Co., Ltd. Class A	11,600	23,783
DouYu International Holdings, Ltd. ADR (a)	9,200	101,752
East Money Information Co., Ltd. Class A	32,280	154,030
ENN Energy Holdings, Ltd.	83,400	1,224,027
Eve Energy Co., Ltd. Class A	6,981	87,576
Everbright Securities Co., Ltd. Class A	8,999	25,653
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	18,892
Far East Horizon, Ltd. (b)	211,000	217,426
FAW Jiefang Group Co., Ltd. (a)	14,500	26,069
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	7,413
Financial Street Holdings Co., Ltd. Class A	11,900	11,815
First Capital Securities Co., Ltd. Class A	14,100	21,595
Focus Media Information Technology Co., Ltd. Class A	46,800	71,101
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,500	262,380
Fosun International, Ltd.	257,000	403,704
Founder Securities Co., Ltd. Class A (a)	33,000	52,675
Foxconn Industrial Internet Co., Ltd. Class A	23,700	49,942
Security Description	Shares	Value
Fu Jian Anjoy Foods Co., Ltd. Class A	800	$ 23,750
Fujian Sunner Development Co., Ltd. Class A	4,100	16,749
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	34,022
Fuyao Glass Industry Group Co., Ltd. Class H (b)(c)	50,856	279,405
Ganfeng Lithium Co., Ltd. Class A	3,600	56,078
G-bits Network Technology Xiamen Co., Ltd. Class A	300	19,672
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	6,215
GDS Holdings, Ltd. ADR (a)	9,400	880,216
Geely Automobile Holdings, Ltd.	617,000	2,108,694
Gemdale Corp. Class A	18,100	37,612
Genscript Biotech Corp. (a)	110,000	160,024
GF Securities Co., Ltd. Class A	18,200	45,608
GF Securities Co., Ltd. Class H	149,200	210,893
Giant Network Group Co., Ltd. Class A	5,400	14,488
Gigadevice Semiconductor Beijing, Inc. Class A	1,209	36,754
Glodon Co., Ltd. Class A	2,500	30,300
GoerTek, Inc. Class A	9,400	53,998
GOME Retail Holdings, Ltd. (a)(b)	1,017,000	121,979
Great Wall Motor Co., Ltd. Class A	7,400	43,067
Great Wall Motor Co., Ltd. Class H	328,000	1,125,222
Greenland Holdings Corp., Ltd. Class A	32,500	29,165
Greentown China Holdings, Ltd. (b)	83,000	121,387
Greentown Service Group Co., Ltd.	158,000	195,008
GSX Techedu, Inc. ADR (a)(b)	8,300	429,193
Guangdong Haid Group Co., Ltd. Class A	4,100	41,337
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	12,100	9,368
Guangdong Investment, Ltd.	320,000	576,127
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	24,382
Guanghui Energy Co., Ltd. Class A (a)	27,300	11,892
Guangzhou Automobile Group Co., Ltd. Class H	324,800	361,082
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,200	9,135
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	14,407

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	$ 15,337
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	33,526
Guangzhou R&F Properties Co., Ltd. Class H (b)	180,800	232,475
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	38,953
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,800	28,759
Guolian Securities Co., Ltd. Class A (a)	7,800	25,609
Guosen Securities Co., Ltd. Class A	9,400	19,736
Guotai Junan Securities Co., Ltd. Class A	25,800	69,616
Guoxuan High-Tech Co., Ltd. Class A (a)	6,100	36,732
Guoyuan Securities Co., Ltd. Class A	18,720	25,818
Haidilao International Holding, Ltd. (b)(c)	86,000	662,148
Haier Smart Home Co., Ltd. Class A	20,400	91,722
Haier Smart Home Co., Ltd. Class H (a)(b)	215,400	780,611
Haitian International Holdings, Ltd.	69,000	238,488
Haitong Securities Co., Ltd. Class A	32,500	64,333
Haitong Securities Co., Ltd. Class H	292,400	261,332
Hangzhou First Applied Material Co., Ltd. Class A	2,100	27,605
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	23,100	172,486
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	9,416
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	44,777
Hangzhou Tigermed Consulting Co., Ltd. Class H (a)(c)	12,200	282,427
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	126,000	611,000
Hebei Construction Group Corp., Ltd. Class H (b)	44,500	24,276
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	18,403
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	63,561
Hengan International Group Co., Ltd.	71,000	502,705
Hengli Petrochemical Co., Ltd. Class A	20,300	87,397
Hengtong Optic-electric Co., Ltd. Class A	8,100	17,443
Security Description	Shares	Value
Hengyi Petrochemical Co., Ltd. Class A	16,510	$ 32,529
Hesteel Co., Ltd. Class A (a)	42,500	14,654
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	40,076
Hongfa Technology Co., Ltd. Class A	3,600	30,045
Hopson Development Holdings, Ltd.	64,000	163,098
Hua Hong Semiconductor, Ltd. (a)(b)(c)	45,000	255,357
Huadian Power International Corp., Ltd. Class A	27,200	14,235
Huadong Medicine Co., Ltd. Class A	3,960	16,190
Hualan Biological Engineering, Inc. Class A	4,810	31,274
Huaneng Power International, Inc. Class A	6,600	4,551
Huaneng Power International, Inc. Class H	362,000	132,123
Huatai Securities Co., Ltd. Class A	25,218	69,909
Huatai Securities Co., Ltd. Class H (c)	156,700	246,554
Huaxi Securities Co., Ltd. Class A	10,400	19,978
Huaxia Bank Co., Ltd. Class A	41,700	40,117
Huaxin Cement Co., Ltd. Class A	5,400	17,148
Huayu Automotive Systems Co., Ltd. Class A	9,900	43,918
Huazhu Group, Ltd. ADR (b)	17,000	765,510
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	10,331
Humanwell Healthcare Group Co., Ltd. Class A	4,400	22,946
Hundsun Technologies, Inc. Class A	4,160	67,171
HUYA, Inc. ADR (a)(b)	6,600	131,538
Iflytek Co., Ltd. Class A	6,650	41,835
Industrial & Commercial Bank of China, Ltd. Class A	203,542	156,338
Industrial & Commercial Bank of China, Ltd. Class H	6,406,000	4,155,636
Industrial Bank Co., Ltd. Class A	72,299	232,255
Industrial Securities Co., Ltd. Class A	15,300	20,442
Ingenic Semiconductor Co., Ltd. Class A (a)	1,900	26,757
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	126,100	22,710
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	25,753
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	150,253

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Innovent Biologics, Inc. (a)(c)	102,000	$ 1,079,348
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	13,439
Intco Medical Technology Co., Ltd. Class A	1,500	38,824
iQIYI, Inc. ADR (a)(b)	29,700	519,156
JA Solar Technology Co., Ltd. Class A (a)	5,200	32,593
Jafron Biomedical Co., Ltd. Class A	1,520	15,868
Jason Furniture Hangzhou Co., Ltd. Class A	2,000	21,707
JD Health International, Inc. (a)(c)	22,650	438,169
JD.com, Inc. ADR (a)	91,067	8,004,789
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	12,496
Jiangsu Expressway Co., Ltd. Class H	148,000	165,487
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	75,906
Jiangsu Hengrui Medicine Co., Ltd. Class A	18,120	310,876
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	24,730
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	192,522
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	30,477
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	8,427
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	20,690
Jiangxi Copper Co., Ltd. Class A	8,800	27,023
Jiangxi Copper Co., Ltd. Class H	127,000	199,496
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	13,114
Jinke Properties Group Co., Ltd. Class A	23,600	25,755
Jinxin Fertility Group, Ltd. (b)(c)	132,000	268,976
Jinyu Bio-Technology Co., Ltd. Class A	4,600	14,791
JiuGui Liquor Co., Ltd. Class A	1,600	38,543
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	7,500	20,965
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,600	16,415
JOYY, Inc. ADR	6,100	487,878
Juewei Food Co., Ltd. Class A	2,300	27,451
Kaisa Group Holdings, Ltd. (a)	305,000	150,654
KE Holdings, Inc. ADR (a)	9,700	596,938
Kingboard Holdings, Ltd.	72,500	305,751
Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (a)	252,000	$ 1,026,999
Kingfa Sci & Tech Co., Ltd. Class A	8,500	22,425
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	5,400	235,170
Kingsoft Corp., Ltd. (b)	84,000	541,666
Koolearn Technology Holding, Ltd. (a)(b)(c)	24,500	88,156
Kuang-Chi Technologies Co., Ltd. Class A (a)	7,100	24,316
Kunlun Energy Co., Ltd.	406,000	350,819
Kweichow Moutai Co., Ltd. Class A	4,299	1,322,128
KWG Group Holdings, Ltd.	137,250	187,275
Lee & Man Paper Manufacturing, Ltd.	136,000	111,377
Lenovo Group, Ltd.	782,000	738,245
Lens Technology Co., Ltd. Class A	14,500	68,319
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	22,174
Li Ning Co., Ltd.	223,000	1,532,903
Liaoning Cheng Da Co., Ltd. Class A	7,400	27,702
Lingyi iTech Guangdong Co. Class A	16,300	30,083
Logan Group Co., Ltd.	150,000	245,684
Lomon Billions Group Co., Ltd. Class A	8,200	38,838
Longfor Group Holdings, Ltd. (c)	190,500	1,115,407
LONGi Green Energy Technology Co., Ltd. Class A	11,400	161,788
Lufax Holding, Ltd. ADR (a)	17,200	244,240
Luxshare Precision Industry Co., Ltd. Class A	25,271	218,298
Luye Pharma Group, Ltd. (b)(c)	185,500	86,364
Luzhou Laojiao Co., Ltd. Class A	5,100	177,540
Mango Excellent Media Co., Ltd. Class A	5,440	60,708
Maxscend Microelectronics Co., Ltd. Class A	300	26,346
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	26,160
Meituan Class B (a)	380,400	14,452,929
Metallurgical Corp. of China, Ltd. Class A	40,900	17,187
Microport Scientific Corp. (b)	77,000	416,587
Minth Group, Ltd.	76,000	400,885
Momo, Inc. ADR	15,700	219,172
Muyuan Foods Co., Ltd. Class A	12,340	146,447
NanJi E-Commerce Co., Ltd. Class A	9,800	20,636

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,120	$ 16,871
Nanjing Securities Co., Ltd. Class A	13,133	24,804
NARI Technology Co., Ltd. Class A	15,402	62,991
NAURA Technology Group Co., Ltd. Class A	1,600	44,513
NavInfo Co., Ltd. Class A	3,500	7,688
NetEase, Inc. ADR	43,665	4,181,797
New China Life Insurance Co., Ltd. Class A	6,800	60,677
New China Life Insurance Co., Ltd. Class H	92,500	360,869
New Hope Liuhe Co., Ltd. Class A	13,700	47,237
New Oriental Education & Technology Group, Inc. ADR (a)	16,000	2,972,960
Ninestar Corp. Class A	4,400	18,103
Ningbo Joyson Electronic Corp. Class A	6,700	26,154
Ningbo Tuopu Group Co., Ltd. Class A	5,000	29,577
NIO, Inc. ADR (a)	135,100	6,584,774
Noah Holdings, Ltd. ADR (a)(b)	4,400	210,364
Offcn Education Technology Co., Ltd. Class A	5,500	29,741
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,285
OFILM Group Co., Ltd. Class A	12,400	25,156
Oppein Home Group, Inc. Class A	1,680	34,781
Orient Securities Co., Ltd. Class A	23,900	42,785
Oriental Pearl Group Co., Ltd. Class A	14,200	19,541
Ovctek China, Inc. Class A	2,400	30,263
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	11,156
People's Insurance Co. Group of China, Ltd. Class A	19,600	19,821
People's Insurance Co. Group of China, Ltd. Class H	928,000	294,419
Perfect World Co., Ltd. Class A	4,800	21,796
PetroChina Co., Ltd. Class A	51,800	33,089
PetroChina Co., Ltd. Class H	2,228,000	689,619
Pharmaron Beijing Co., Ltd. Class H (c)	12,500	211,185
PICC Property & Casualty Co., Ltd. Class H	751,000	568,539
Pinduoduo, Inc. ADR (a)	40,100	7,124,567
Ping An Bank Co., Ltd. Class A	64,200	191,118
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	55,200	669,190
Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class A	36,000	$ 481,984
Ping An Insurance Group Co. of China, Ltd. Class H	628,000	7,694,242
Poly Developments and Holdings Group Co., Ltd. Class A	42,600	103,735
Poly Property Services Co., Ltd. Class H (b)	12,000	94,559
Postal Savings Bank of China Co., Ltd. Class A	36,900	27,150
Postal Savings Bank of China Co., Ltd. Class H (c)	1,081,000	610,636
Power Construction Corp. of China, Ltd. Class A	51,100	30,518
Proya Cosmetics Co., Ltd. Class A	1,000	27,399
RiseSun Real Estate Development Co., Ltd. Class A	19,300	19,399
Rongsheng Petro Chemical Co., Ltd. Class A	20,970	89,120
SAIC Motor Corp., Ltd. Class A	27,800	104,582
Sanan Optoelectronics Co., Ltd. Class A	12,000	49,890
Sangfor Technologies, Inc. Class A	1,650	62,989
Sany Heavy Industry Co., Ltd. Class A	28,555	153,749
SDIC Capital Co., Ltd. Class A	8,100	17,243
SDIC Power Holdings Co., Ltd. Class A	27,200	36,174
Seazen Group, Ltd. (a)	218,000	181,342
Seazen Holdings Co., Ltd. Class A	6,800	36,456
Semiconductor Manufacturing International Corp. (a)	331,800	945,695
SF Holding Co., Ltd. Class A	11,600	157,538
SG Micro Corp. Class A	500	20,303
Shaanxi Coal Industry Co., Ltd. Class A	24,700	35,510
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	16,335
Shandong Gold Mining Co., Ltd. Class A	11,228	40,822
Shandong Gold Mining Co., Ltd. Class H (c)	53,500	123,506
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,500	37,319
Shandong Linglong Tyre Co., Ltd. Class A	4,800	25,985
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	23,293
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	27,011
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	23,322

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	$ 605,552
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,700	27,290
Shanghai Baosight Software Co., Ltd. Class A	1,300	13,803
Shanghai Construction Group Co., Ltd. Class A	47,200	21,868
Shanghai Electric Group Co., Ltd. Class A (a)	19,000	15,793
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	65,819
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	58,000	277,140
Shanghai Industrial Urban Development Group, Ltd.	11,400	1,206
Shanghai International Airport Co., Ltd. Class A	2,968	34,565
Shanghai International Port Group Co., Ltd. Class A	19,400	13,647
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	21,416
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	111,069
Shanghai M&G Stationery, Inc. Class A	2,300	31,353
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	25,416
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	159,082
Shanghai Pudong Development Bank Co., Ltd. Class A	111,600	166,284
Shanghai Putailai New Energy Technology Co., Ltd. Class A	1,400	24,220
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	21,072
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	17,789
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	16,262
Shanxi Meijin Energy Co., Ltd. Class A (a)	7,400	7,609
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	12,669
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	155,970
Shenergy Co., Ltd. Class A	7,100	5,705
Shengyi Technology Co., Ltd. Class A	6,000	26,007
Shennan Circuits Co., Ltd. Class A	1,260	20,958
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	61,036
Security Description	Shares	Value
Shenzhen Capchem Technology Co., Ltd. Class A	2,000	$ 31,216
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	28,732
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	84,731
Shenzhen International Holdings, Ltd.	107,039	172,834
Shenzhen Investment, Ltd.	363,472	124,691
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	65,780
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,100	203,274
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	35,905
Shenzhen SC New Energy Technology Corp. Class A	1,500	33,617
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	11,598
Shenzhou International Group Holdings, Ltd.	87,300	1,711,356
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	15,470
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	15,560
Sichuan Swellfun Co., Ltd. Class A	800	10,223
Silergy Corp.	8,000	686,170
SINA Corp. (a)	5,800	245,804
Sinolink Securities Co., Ltd. Class A	12,200	30,553
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	12,973
Sinopharm Group Co., Ltd. Class H	146,000	355,122
Sinotruk Hong Kong, Ltd.	73,500	187,687
Skshu Paint Co., Ltd. Class A	1,200	27,984
Smoore International Holdings, Ltd. (a)(c)	47,000	362,781
Songcheng Performance Development Co., Ltd. Class A	11,340	30,931
SooChow Securities Co., Ltd. Class A	15,600	23,676
Southwest Securities Co., Ltd. Class A	29,900	24,761
Spring Airlines Co., Ltd. Class A	3,300	28,156
Sun Art Retail Group, Ltd. (b)	268,500	272,868
Sunac China Holdings, Ltd.	271,700	1,003,915
Sungrow Power Supply Co., Ltd. Class A	4,800	53,404
Suning.com Co., Ltd. Class A	30,200	35,840
Sunny Optical Technology Group Co., Ltd.	75,300	1,648,008

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Sunwoda Electronic Co., Ltd. Class A	6,200	$ 29,308
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	28,815
TAL Education Group ADR (a)	40,000	2,860,400
TBEA Co., Ltd. Class A	14,887	23,259
TCL Technology Group Corp Class A	31,000	33,784
Tencent Holdings, Ltd.	607,300	44,173,823
Tencent Music Entertainment Group ADR (a)	39,600	761,904
Thunder Software Technology Co., Ltd. Class A	1,400	25,213
Tianfeng Securities Co., Ltd. Class A	22,100	20,751
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	48,671
Tianma Microelectronics Co., Ltd. Class A	8,800	19,966
Tianshui Huatian Technology Co., Ltd. Class A	9,100	19,078
Tingyi Cayman Islands Holding Corp.	206,000	351,753
Toly Bread Co., Ltd. Class A	2,200	20,013
Tongcheng-Elong Holdings, Ltd. (a)(b)	90,000	174,107
TongFu Microelectronics Co., Ltd. Class A (a)	6,300	24,476
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	18,330
Tongkun Group Co., Ltd. Class A	7,400	23,453
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	16,694
Tongwei Co., Ltd. Class A	14,100	83,428
Topchoice Medical Corp. Class A (a)	1,100	46,820
Topsports International Holdings, Ltd. (c)	125,000	187,004
Transfar Zhilian Co., Ltd. Class A	13,000	9,425
TravelSky Technology, Ltd. Class H	95,000	229,112
Trip.com Group, Ltd. ADR (a)	50,067	1,688,760
Tsingtao Brewery Co., Ltd. Class A	3,200	48,961
Tsingtao Brewery Co., Ltd. Class H	50,000	523,611
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,500	51,492
Uni-President China Holdings, Ltd.	137,000	139,406
Unisplendour Corp., Ltd. Class A	6,160	19,390
Security Description	Shares	Value
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	$ 17,266
Venustech Group, Inc. Class A	1,500	6,744
Vipshop Holdings, Ltd. ADR (a)	46,688	1,312,400
Walvax Biotechnology Co., Ltd. Class A	3,500	20,774
Wangsu Science & Technology Co., Ltd. Class A	9,795	10,388
Wanhua Chemical Group Co., Ltd. Class A	11,100	155,548
Want Want China Holdings, Ltd.	499,000	361,032
Weibo Corp. ADR (a)(b)	6,060	248,399
Weichai Power Co., Ltd. Class A	18,400	44,721
Weichai Power Co., Ltd. Class H	197,000	395,329
Weihai Guangwei Composites Co., Ltd. Class A	2,400	32,897
Wens Foodstuffs Group Co., Ltd. Class A	23,040	64,652
Western Securities Co., Ltd. Class A	14,600	22,788
Will Semiconductor Co., Ltd. Class A	2,900	103,159
Wingtech Technology Co., Ltd. Class A	3,500	53,335
Winning Health Technology Group Co., Ltd. Class A	8,450	22,762
Wuchan Zhongda Group Co., Ltd. Class A	20,300	13,655
Wuhan Guide Infrared Co., Ltd. Class A	5,200	33,417
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	43,745
Wuliangye Yibin Co., Ltd. Class A	13,400	601,970
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	10,991
WuXi AppTec Co., Ltd. Class A	7,278	150,923
WuXi AppTec Co., Ltd. Class H (b)(c)	29,327	574,146
Wuxi Biologics Cayman, Inc. (a)(c)	325,500	4,315,456
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	47,834
XCMG Construction Machinery Co., Ltd. Class A	35,100	29,013
Xiamen C & D, Inc. Class A	11,400	14,406
Xiaomi Corp. Class B (a)(c)	1,508,900	6,460,723
Xinhu Zhongbao Co., Ltd. Class A	16,000	7,635
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	17,109

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	68,600	$ 137,840
Xinyi Solar Holdings, Ltd.	431,558	1,127,059
XPeng, Inc. ADR (a)	17,500	749,525
Yadea Group Holdings, Ltd. (c)	100,000	206,607
Yango Group Co., Ltd. Class A	16,200	16,258
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	8,620
Yanzhou Coal Mining Co., Ltd. Class A	9,900	15,345
Yanzhou Coal Mining Co., Ltd. Class H	190,000	151,925
Yealink Network Technology Corp., Ltd. Class A	1,500	16,883
Yifeng Pharmacy Chain Co., Ltd. Class A	980	13,605
Yihai International Holding, Ltd. (a)	51,000	756,398
Yintai Gold Co., Ltd. Class A	11,060	14,658
Yonghui Superstores Co., Ltd. Class A	28,800	31,829
Yonyou Network Technology Co., Ltd. Class A	9,878	66,703
Youngor Group Co., Ltd. Class A	22,500	24,901
YTO Express Group Co., Ltd. Class A	10,400	18,409
Yuexiu Property Co., Ltd.	757,000	152,301
Yum China Holdings, Inc.	42,000	2,397,780
Yunda Holding Co., Ltd. Class A	9,360	22,620
Yunnan Baiyao Group Co., Ltd. Class A	4,299	75,172
Yunnan Energy New Material Co., Ltd. Class A	2,700	58,924
Zai Lab, Ltd. ADR (a)	7,200	974,448
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,400	98,824
Zhaojin Mining Industry Co., Ltd. Class H	125,500	149,392
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	18,800	20,575
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	30,139
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	36,739
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	30,528
Zhejiang Expressway Co., Ltd. Class H	180,000	152,053
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	30,341
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	4,600	56,149
Security Description	Shares	Value
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	6,000	$ 27,780
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	15,514
Zhejiang NHU Co., Ltd. Class A	5,400	27,995
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	8,190	31,075
Zhejiang Supor Co., Ltd. Class A	1,300	15,606
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	10,625
Zhengzhou Yutong Bus Co., Ltd. Class A	9,300	24,221
Zhenro Properties Group, Ltd.	162,000	97,570
Zheshang Securities Co., Ltd. Class A	11,100	26,141
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	40,900	190,948
Zhongji Innolight Co., Ltd. Class A	2,200	17,223
Zhongjin Gold Corp., Ltd. Class A	14,600	19,799
Zhongsheng Group Holdings, Ltd.	62,500	445,343
Zhuzhou CRRC Times Electric Co., Ltd. Class H	56,800	247,598
Zijin Mining Group Co., Ltd. Class A	57,700	82,509
Zijin Mining Group Co., Ltd. Class H	610,000	690,728
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	28,400	43,278
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	177,032
ZTE Corp. Class A	13,800	71,478
ZTE Corp. Class H (b)	87,000	218,795
ZTO Express Cayman, Inc. ADR	42,800	1,248,048
		302,746,686
COLOMBIA — 0.2%
Bancolombia SA	28,086	287,224
Bancolombia SA Preference Shares	47,013	482,431
Ecopetrol SA	553,011	362,961
Grupo de Inversiones Suramericana SA	28,763	212,580
Interconexion Electrica SA ESP	48,854	367,066
		1,712,262
CZECH REPUBLIC — 0.1%
CEZ A/S	18,043	432,923
Komercni banka A/S (a)	7,704	235,817

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Moneta Money Bank A/S (a)(c)	54,482	$ 172,606
		841,346
EGYPT — 0.1%
Commercial International Bank Egypt SAE	149,434	562,301
Eastern Co SAE	120,063	99,531
ElSewedy Electric Co.	98,402	61,369
		723,201
GREECE — 0.1%
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	24,937	402,144
JUMBO SA	11,960	207,944
OPAP SA	23,297	312,130
		922,218
HONG KONG — 0.4%
Alibaba Pictures Group, Ltd. (a)(b)	1,275,900	157,968
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	406,100	—
China Youzan, Ltd. (a)	1,384,000	412,316
Hutchison China MediTech, Ltd. ADR (a)	7,200	230,544
Kingboard Laminates Holdings, Ltd.	107,300	175,193
Nine Dragons Paper Holdings, Ltd.	180,000	255,357
Shimao Group Holdings, Ltd.	131,500	418,895
Sino Biopharmaceutical, Ltd.	1,097,000	1,061,086
SSY Group, Ltd.	184,000	104,413
Vinda International Holdings, Ltd. (b)	38,000	103,652
Wharf Holdings, Ltd.	168,000	451,750
		3,371,174
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC (a)	45,650	337,269
OTP Bank Nyrt (a)	23,682	1,067,375
Richter Gedeon Nyrt	15,488	388,741
		1,793,385
INDIA — 8.7%
ACC, Ltd.	7,293	161,461
Adani Green Energy, Ltd. (a)	39,777	573,022
Adani Ports & Special Economic Zone, Ltd.	54,406	360,200
Ambuja Cements, Ltd.	70,151	238,917
Apollo Hospitals Enterprise, Ltd.	9,022	297,920
Asian Paints, Ltd.	40,528	1,533,372
Aurobindo Pharma, Ltd.	31,970	403,106
Avenue Supermarts, Ltd. (a)(c)	16,903	639,315
Axis Bank, Ltd. (a)	239,003	2,029,485
Bajaj Auto, Ltd.	7,304	344,275
Bajaj Finance, Ltd.	28,618	2,073,946
Security Description	Shares	Value
Bajaj Finserv, Ltd.	3,968	$ 483,668
Balkrishna Industries, Ltd.	8,500	191,515
Bandhan Bank, Ltd. (a)(c)	76,208	419,539
Berger Paints India, Ltd.	25,564	265,707
Bharat Forge, Ltd.	25,984	186,805
Bharat Petroleum Corp., Ltd.	67,780	353,522
Bharti Airtel, Ltd.	132,751	926,037
Biocon, Ltd. (a)	41,674	265,441
Britannia Industries, Ltd.	11,013	539,041
Cipla, Ltd.	44,932	504,219
Coal India, Ltd.	142,753	264,631
Colgate-Palmolive India, Ltd.	12,153	260,341
Container Corp. Of India, Ltd.	25,257	138,025
Dabur India, Ltd.	55,174	403,229
Divi's Laboratories, Ltd.	14,099	741,328
DLF, Ltd.	65,554	208,906
Dr Reddy's Laboratories, Ltd.	12,350	879,775
Eicher Motors, Ltd.	13,857	479,976
GAIL India, Ltd.	169,014	285,092
Godrej Consumer Products, Ltd.	41,441	419,784
Grasim Industries, Ltd.	29,743	377,692
Havells India, Ltd.	21,734	272,510
HCL Technologies, Ltd.	114,667	1,484,821
HDFC Asset Management Co., Ltd. (c)	5,710	228,033
HDFC Life Insurance Co., Ltd. (a)(c)	75,105	695,364
Hero MotoCorp, Ltd.	12,177	518,294
Hindalco Industries, Ltd.	159,289	524,405
Hindustan Petroleum Corp., Ltd.	65,561	195,514
Hindustan Unilever, Ltd.	86,744	2,843,762
Housing Development Finance Corp., Ltd.	179,510	6,286,013
ICICI Bank, Ltd. (a)	538,048	3,939,954
ICICI Lombard General Insurance Co., Ltd. (a)(c)	20,575	428,255
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	38,573	263,347
Indian Oil Corp., Ltd.	218,069	271,439
Indraprastha Gas, Ltd.	30,770	211,548
Indus Towers, Ltd.	40,967	128,899
Info Edge India, Ltd.	7,514	489,285
Infosys, Ltd.	359,158	6,172,794
InterGlobe Aviation, Ltd. (a)(c)	9,246	218,067
Ipca Laboratories, Ltd.	6,812	204,059
ITC, Ltd.	317,210	907,338
JSW Steel, Ltd.	92,354	489,403
Jubilant Foodworks, Ltd.	8,449	322,749
Kotak Mahindra Bank, Ltd. (a)	58,530	1,598,556
Larsen & Toubro Infotech, Ltd. (c)	5,160	258,433
Larsen & Toubro, Ltd.	72,697	1,281,071
Lupin, Ltd.	24,422	326,501
Mahindra & Mahindra, Ltd.	85,522	843,428
Marico, Ltd.	55,128	303,792

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Maruti Suzuki India, Ltd.	14,358	$ 1,503,171
Motherson Sumi Systems, Ltd.	124,677	281,885
MRF, Ltd.	186	192,830
Muthoot Finance, Ltd.	11,787	195,282
Nestle India, Ltd.	3,571	898,780
NTPC, Ltd.	457,909	622,620
Oil & Natural Gas Corp., Ltd.	286,783	365,212
Page Industries, Ltd.	584	220,678
Petronet LNG, Ltd.	74,570	252,691
PI Industries, Ltd.	8,306	249,524
Pidilite Industries, Ltd.	15,298	369,671
Piramal Enterprises, Ltd.	9,016	176,285
Power Grid Corp. of India, Ltd.	212,876	553,112
REC, Ltd.	86,724	158,926
Reliance Industries, Ltd.	300,623	8,168,157
SBI Life Insurance Co., Ltd. (a)(c)	43,344	536,406
Shree Cement, Ltd.	1,088	357,565
Shriram Transport Finance Co., Ltd.	18,742	268,430
Siemens, Ltd.	7,799	168,169
State Bank of India (a)	189,647	713,634
Sun Pharmaceutical Industries, Ltd.	91,320	740,321
Tata Consultancy Services, Ltd.	98,913	3,875,364
Tata Consumer Products, Ltd.	63,765	514,798
Tata Motors, Ltd. ADR (a)(b)	541	6,817
Tata Motors, Ltd. (a)	177,384	446,328
Tata Steel, Ltd.	67,755	596,852
Tata Steel, Ltd. GDR	4,114	35,627
Tech Mahindra, Ltd.	66,657	887,817
Titan Co., Ltd.	37,708	808,760
Torrent Pharmaceuticals, Ltd.	5,408	207,438
Trent, Ltd.	17,706	166,622
UltraTech Cement, Ltd.	12,253	886,792
United Spirits, Ltd. (a)	31,592	250,016
UPL, Ltd.	53,354	340,529
Vedanta, Ltd.	198,142	437,679
Wipro, Ltd. ADR	119	672
Wipro, Ltd.	119,363	630,978
Yes Bank, Ltd. (a)	982,689	240,066
Zee Entertainment Enterprises, Ltd.	92,384	282,586
		76,566,016
INDONESIA — 1.3%
Ace Hardware Indonesia Tbk PT	711,000	86,788
Adaro Energy Tbk PT	1,405,700	143,071
Astra International Tbk PT	2,141,300	918,244
Bank Central Asia Tbk PT	1,040,400	2,506,587
Bank Mandiri Persero Tbk PT	1,974,700	888,966
Bank Negara Indonesia Persero Tbk PT	746,600	328,132
Bank Rakyat Indonesia Persero Tbk PT	5,859,700	1,739,142
Security Description	Shares	Value
Barito Pacific Tbk PT (a)	2,937,300	$ 229,967
Charoen Pokphand Indonesia Tbk PT	742,900	345,012
Gudang Garam Tbk PT (a)	48,300	140,947
Indah Kiat Pulp & Paper Corp. Tbk PT	322,100	238,996
Indocement Tunggal Prakarsa Tbk PT	153,700	158,349
Indofood CBP Sukses Makmur Tbk PT	254,900	173,713
Indofood Sukses Makmur Tbk PT	484,600	236,264
Kalbe Farma Tbk PT	2,318,900	244,268
Merdeka Copper Gold Tbk PT (a)	937,200	162,092
Perusahaan Gas Negara Tbk PT	1,369,000	161,259
Sarana Menara Nusantara Tbk PT	2,224,800	152,015
Semen Indonesia Persero Tbk PT	315,700	279,187
Telkom Indonesia Persero Tbk PT	5,233,400	1,232,922
Unilever Indonesia Tbk PT	827,600	432,944
United Tractors Tbk PT	176,200	333,589
		11,132,454
KUWAIT — 0.5%
Agility Public Warehousing Co. KSC	110,430	245,400
Boubyan Bank KSCP	104,380	194,897
Gulf Bank KSCP	142,750	102,769
Kuwait Finance House KSCP	446,383	993,430
Mabanee Co. KPSC	52,033	112,379
Mobile Telecommunications Co. KSCP	218,978	436,228
National Bank of Kuwait SAKP	686,884	1,896,721
		3,981,824
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	16,385	307,437
MALAYSIA — 1.4%
AMMB Holdings Bhd	195,200	177,124
Axiata Group Bhd	302,393	281,156
CIMB Group Holdings Bhd	685,203	732,473
Dialog Group Bhd	405,400	347,702
DiGi.Com Bhd	322,200	331,612
Fraser & Neave Holdings Bhd	18,500	147,540
Gamuda Bhd	206,281	199,486
Genting Bhd	235,800	261,446
Genting Malaysia Bhd	315,400	210,920
Genting Plantations Bhd	28,800	70,523
HAP Seng Consolidated Bhd	77,700	166,121
Hartalega Holdings Bhd	183,100	552,600
Hong Leong Bank Bhd	69,600	314,909
Hong Leong Financial Group Bhd	26,800	120,325
IHH Healthcare Bhd	226,700	309,969

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
IOI Corp. Bhd	270,500	$ 293,868
Kossan Rubber Industries	134,000	149,907
Kuala Lumpur Kepong Bhd	47,412	279,109
Malayan Banking Bhd	402,981	847,537
Malaysia Airports Holdings Bhd	105,100	154,678
Maxis Bhd	242,500	304,444
MISC Bhd	141,800	242,179
Nestle Malaysia Bhd	7,800	269,340
Petronas Chemicals Group Bhd	248,800	459,561
Petronas Dagangan Bhd	29,200	155,346
Petronas Gas Bhd	89,100	380,544
PPB Group Bhd	68,320	314,552
Press Metal Aluminium Holdings Bhd	149,800	312,448
Public Bank Bhd	307,500	1,574,767
QL Resources Bhd	122,700	176,920
RHB Bank Bhd	185,810	251,750
Sime Darby Bhd	271,469	155,896
Sime Darby Plantation Bhd	205,469	254,889
Supermax Corp. Bhd (a)	162,533	242,840
Telekom Malaysia Bhd	127,600	171,614
Tenaga Nasional Bhd	232,900	603,311
Top Glove Corp. Bhd	517,500	787,346
Westports Holdings Bhd	98,400	105,188
		12,711,940
MEXICO — 1.6%
Alfa SAB de CV Class A	318,040	229,526
America Movil SAB de CV Series L	3,587,821	2,609,095
Arca Continental SAB de CV	48,600	233,372
Becle SAB de CV	56,500	141,608
Cemex SAB de CV Series CPO (a)	1,617,617	833,752
Coca-Cola Femsa SAB de CV	60,500	277,853
Controladora Nemak SAB de CV (a)	165,440	21,754
Fibra Uno Administracion SA de CV REIT	313,558	354,072
Fomento Economico Mexicano SAB de CV	205,380	1,549,614
Gruma SAB de CV Class B	22,795	271,050
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	41,300	460,434
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	20,840	344,330
Grupo Bimbo SAB de CV Class A	159,615	346,378
Grupo Carso SAB de CV Series A1 (a)	53,700	178,897
Grupo Financiero Banorte SAB de CV Series O (a)	274,803	1,516,102
Grupo Financiero Inbursa SAB de CV Series O (a)	254,026	255,741
Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	328,936	$ 1,388,678
Grupo Televisa SAB Series CPO (a)	242,829	398,997
Industrias Penoles SAB de CV (a)	14,495	244,994
Infraestructura Energetica Nova SAB de CV (a)	53,800	209,443
Kimberly-Clark de Mexico SAB de CV Class A	175,589	299,529
Megacable Holdings SAB de CV	37,300	136,055
Orbia Advance Corp. SAB de CV	110,910	260,221
Promotora y Operadora de Infraestructura SAB de CV	24,150	212,866
Telesites SAB de CV (a)	125,800	135,867
Wal-Mart de Mexico SAB de CV	553,194	1,554,179
		14,464,407
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	54,634
MCB Bank, Ltd.	48,800	56,581
Oil & Gas Development Co., Ltd.	76,400	49,612
		160,827
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)	23,400	285,246
Credicorp, Ltd.	7,100	1,164,542
Southern Copper Corp.	8,667	564,395
		2,014,183
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	216,340	212,856
Aboitiz Power Corp.	192,500	106,424
Ayala Corp.	29,505	508,098
Ayala Land, Inc.	844,400	719,147
Bank of the Philippine Islands	180,919	306,470
BDO Unibank, Inc.	205,299	456,567
Globe Telecom, Inc.	3,920	165,702
GT Capital Holdings, Inc.	12,002	146,203
International Container Terminal Services, Inc.	107,620	276,762
JG Summit Holdings, Inc.	313,320	467,140
Jollibee Foods Corp.	43,140	175,350
Manila Electric Co.	26,550	161,433
Megaworld Corp.	1,462,000	124,209
Metro Pacific Investments Corp.	1,727,000	153,915
Metropolitan Bank & Trust Co.	217,087	221,727
PLDT, Inc.	8,581	239,436
Puregold Price Club, Inc.	104,500	89,217
SM Investments Corp.	25,180	550,019
SM Prime Holdings, Inc.	1,072,700	859,974

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Universal Robina Corp.	87,930	$ 279,224
		6,219,873
POLAND — 0.7%
Allegro.eu SA (a)(c)	26,665	606,153
Bank Polska Kasa Opieki SA (a)	19,437	318,733
CCC SA (a)	244	5,731
CD Projekt SA (a)	7,115	524,555
Cyfrowy Polsat SA	28,008	227,612
Dino Polska SA (a)(c)	5,428	421,595
KGHM Polska Miedz SA (a)	14,826	728,169
LPP SA (a)	140	311,299
Orange Polska SA (a)	76,094	134,584
PGE Polska Grupa Energetyczna SA (a)	104,212	181,798
Polski Koncern Naftowy ORLEN SA	32,516	503,710
Polskie Gornictwo Naftowe i Gazownictwo SA	181,342	269,725
Powszechna Kasa Oszczednosci Bank Polski SA (a)	92,942	716,397
Powszechny Zaklad Ubezpieczen SA (a)	64,419	559,474
Santander Bank Polska SA (a)	3,855	192,129
		5,701,664
QATAR — 0.7%
Barwa Real Estate Co.	193,205	180,470
Commercial Bank PQSC	220,357	266,292
Industries Qatar QSC	190,451	568,581
Masraf Al Rayan QSC	384,196	478,003
Mesaieed Petrochemical Holding Co.	487,701	274,189
Ooredoo QSC	96,940	200,217
Qatar Electricity & Water Co. QSC	59,186	290,159
Qatar Fuel QSC	54,188	278,009
Qatar Gas Transport Co., Ltd.	245,585	214,491
Qatar International Islamic Bank QSC	82,218	204,405
Qatar Islamic Bank SAQ	123,697	581,284
Qatar National Bank QPSC	477,526	2,338,448
		5,874,548
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	46,578	296,488
RUSSIA — 2.8%
Alrosa PJSC (a)	255,130	340,728
Gazprom PJSC	1,248,138	3,588,437
Inter Rao Use PJSC (a)	4,077,928	293,476
LUKOIL PJSC	43,845	3,072,405
Magnit PJSC	8,662	663,782
Mail.Ru Group, Ltd. GDR (a)	11,526	303,134
MMC Norilsk Nickel PJSC	6,680	2,144,951
Mobile TeleSystems PJSC ADR	42,070	376,526
Security Description	Shares	Value
Mobile TeleSystems PJSC	13,301	$ 59,335
Moscow Exchange MICEX (a)	135,481	291,681
Novatek PJSC GDR	600	98,040
Novatek PJSC	91,850	1,569,156
Novolipetskiy Steel PJSC (a)	131,643	372,053
PhosAgro PJSC GDR	14,306	195,134
Polymetal International PLC	25,552	588,367
Polyus PJSC (a)	3,565	735,418
Rosneft Oil Co. PJSC	123,821	731,816
Sberbank of Russia PJSC	1,137,964	4,169,568
Severstal PAO	23,136	412,770
Surgutneftegas PJSC Preference Shares	721,300	406,950
Surgutneftegas PJSC	774,400	376,707
Tatneft PJSC	150,195	1,044,155
VTB Bank PJSC	351,600,000	179,316
X5 Retail Group NV GDR	12,785	461,794
Yandex NV Class A (a)	31,821	2,214,105
		24,689,804
SAUDI ARABIA — 2.3%
Abdullah Al Othaim Markets Co.	4,958	162,289
Advanced Petrochemical Co.	11,368	203,022
Al Rajhi Bank	129,234	2,535,351
Alinma Bank (a)	102,357	441,448
Almarai Co. JSC	25,179	368,463
Arab National Bank	60,208	322,577
Bank AlBilad	40,784	308,196
Bank Al-Jazira	43,091	156,899
Banque Saudi Fransi	61,969	521,969
Bupa Arabia for Cooperative Insurance Co. (a)	6,745	219,703
Co. for Cooperative Insurance (a)	7,040	149,560
Dar Al Arkan Real Estate Development Co. (a)	51,903	119,810
Dr Sulaiman Al Habib Medical Services Group Co.	5,026	146,027
Emaar Economic City (a)	43,855	107,662
Etihad Etisalat Co. (a)	42,091	321,438
Jarir Marketing Co.	6,539	302,234
Mobile Telecommunications Co. (a)	47,124	170,830
National Commercial Bank	155,196	1,793,301
National Industrialization Co. (a)	37,774	137,741
Rabigh Refining & Petrochemical Co. (a)	25,187	92,783
Riyad Bank	142,446	766,982
Sahara International Petrochemical Co.	38,616	178,278
Samba Financial Group	105,271	857,242
Saudi Airlines Catering Co.	4,598	94,495
Saudi Arabian Fertilizer Co.	21,366	459,031
Saudi Arabian Mining Co. (a)	45,925	495,778
Saudi Arabian Oil Co. (c)	232,157	2,165,875

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Saudi Basic Industries Corp.	94,947	$ 2,566,272
Saudi British Bank	87,195	574,544
Saudi Cement Co.	7,316	119,931
Saudi Electricity Co.	84,542	479,994
Saudi Industrial Investment Group	22,162	161,861
Saudi Kayan Petrochemical Co. (a)	80,549	307,029
Saudi Telecom Co.	63,341	1,789,675
Savola Group	29,256	331,427
Yanbu National Petrochemical Co.	25,572	435,561
		20,365,278
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	22,100	190,963
SOUTH AFRICA — 3.1%
Absa Group, Ltd.	74,970	611,754
African Rainbow Minerals, Ltd.	10,894	194,247
Anglo American Platinum, Ltd.	5,964	585,955
Aspen Pharmacare Holdings, Ltd. (a)	43,039	367,342
Bid Corp., Ltd.	34,213	612,649
Bidvest Group, Ltd.	32,799	350,615
Capitec Bank Holdings, Ltd. (a)	7,230	705,170
Clicks Group, Ltd.	27,176	467,471
Discovery, Ltd.	43,264	452,234
Exxaro Resources, Ltd.	26,069	246,514
FirstRand, Ltd.	503,324	1,748,934
Gold Fields, Ltd.	93,727	877,816
Growthpoint Properties, Ltd. REIT	348,515	298,244
Harmony Gold Mining Co., Ltd. (a)	57,323	279,420
Impala Platinum Holdings, Ltd.	84,451	1,160,797
Kumba Iron Ore, Ltd.	6,835	289,807
Mr. Price Group, Ltd.	28,132	326,830
MTN Group, Ltd. (b)	180,104	738,011
MultiChoice Group, Ltd.	49,126	448,158
Naspers, Ltd. Class N	46,020	9,459,654
Nedbank Group, Ltd.	37,804	333,239
Northam Platinum, Ltd. (a)	37,983	541,814
Old Mutual, Ltd.	509,299	412,259
Rand Merchant Investment Holdings, Ltd.	74,289	162,094
Remgro, Ltd.	53,212	348,498
Sanlam, Ltd.	190,855	763,355
Sasol, Ltd. (a)	60,096	547,947
Shoprite Holdings, Ltd.	53,170	506,769
Sibanye Stillwater, Ltd.	243,958	996,510
SPAR Group, Ltd.	20,580	265,559
Standard Bank Group, Ltd.	137,112	1,186,227
Tiger Brands, Ltd.	15,917	225,588
Vodacom Group, Ltd.	68,617	581,075
Woolworths Holdings, Ltd.	106,029	285,415
		27,377,971
Security Description	Shares	Value
SOUTH KOREA — 12.8%
Alteogen, Inc. (a)	1,907	$ 315,463
Amorepacific Corp. (a)	3,429	650,257
AMOREPACIFIC Group (a)	3,081	155,709
BGF retail Co., Ltd. (a)	940	117,251
Celltrion Healthcare Co., Ltd. (a)	7,541	1,131,532
Celltrion Pharm, Inc. (a)	1,718	377,350
Celltrion, Inc. (a)	10,165	3,359,325
Cheil Worldwide, Inc. (a)	8,082	153,263
CJ CheilJedang Corp. (a)	889	311,801
CJ Corp. (a)	1,500	127,175
CJ ENM Co., Ltd. (a)	1,050	134,838
CJ Logistics Corp. (a)	1,140	173,681
Coway Co., Ltd. (a)	5,160	345,330
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,419	111,461
DB Insurance Co., Ltd. (a)	5,288	212,971
Doosan Bobcat, Inc. (a)	4,814	131,396
Doosan Heavy Industries & Construction Co., Ltd. (a)	19,215	238,794
Douzone Bizon Co., Ltd. (a)	2,048	196,071
E-MART, Inc. (a)	1,949	271,816
Fila Holdings Corp. (a)	4,764	191,648
GS Engineering & Construction Corp. (a)	5,945	206,868
GS Holdings Corp. (a)	5,609	193,886
GS Retail Co., Ltd. (a)	3,214	101,926
Hana Financial Group, Inc.	31,749	1,008,322
Hankook Tire & Technology Co., Ltd. (a)	7,658	277,755
Hanmi Pharm Co., Ltd. (a)	669	225,710
Hanon Systems	19,447	290,908
Hanwha Corp. (a)	5,038	131,249
Hanwha Solutions Corp. (a)	10,911	481,117
HLB, Inc. (a)	4,698	400,041
Hotel Shilla Co., Ltd. (a)	3,434	260,166
Hyundai Construction Equipment Co., Ltd. (a)	4	121
Hyundai Engineering & Construction Co., Ltd. (a)	8,592	296,208
Hyundai Glovis Co., Ltd. (a)	2,034	344,524
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,077	281,073
Hyundai Marine & Fire Insurance Co., Ltd. (a)	6,687	140,043
Hyundai Mobis Co., Ltd. (a)	7,026	1,652,530
Hyundai Motor Co. (a)	15,777	2,788,534
Hyundai Motor Co. Preference Shares (a)(f)	3,991	329,185
Hyundai Motor Co. Preference Shares (a)(f)	2,436	198,459
Hyundai Steel Co. (a)	9,783	356,630
Industrial Bank of Korea	28,223	229,671
Kakao Corp.	6,038	2,164,965
Kangwon Land, Inc. (a)	11,462	247,958
KB Financial Group, Inc.	41,706	1,666,244

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Kia Motors Corp. (a)	27,825	$ 1,598,343
KMW Co., Ltd. (a)	2,751	204,369
Korea Aerospace Industries, Ltd. (a)	7,275	172,784
Korea Electric Power Corp.	26,904	678,606
Korea Gas Corp. (a)	3,203	91,110
Korea Investment Holdings Co., Ltd. (a)	4,276	310,967
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,025	402,018
Korea Zinc Co., Ltd. (a)	949	350,753
Korean Air Lines Co., Ltd. (a)	9,732	243,681
KT&G Corp. (a)	12,345	944,370
Kumho Petrochemical Co., Ltd. (a)	1,868	249,342
LG Chem, Ltd. (a)	4,838	3,669,808
LG Chem, Ltd. Preference Shares (a)	803	282,007
LG Corp. (a)	10,077	811,689
LG Display Co., Ltd.	25,280	431,689
LG Electronics, Inc.	11,251	1,398,219
LG Household & Health Care, Ltd. (a)	990	1,476,388
LG Household & Health Care, Ltd. Preference Shares (a)	207	136,819
LG Innotek Co., Ltd. (a)	1,532	257,378
LG Uplus Corp. (a)	24,599	266,076
Lotte Chemical Corp. (a)	1,734	440,563
Lotte Corp. (a)	3,364	109,315
Lotte Shopping Co., Ltd. (a)	1,454	137,195
Meritz Securities Co., Ltd. (a)	25,081	84,619
Mirae Asset Daewoo Co., Ltd. (a)	31,312	272,103
NAVER Corp. (a)	12,992	3,498,260
NCSoft Corp. (a)	1,739	1,490,388
Netmarble Corp. (a)(c)	2,279	275,880
NH Investment & Securities Co., Ltd. (a)	11,641	121,093
Orion Corp/Republic of Korea (a)	2,607	297,586
Ottogi Corp. (a)	142	75,425
Pan Ocean Co., Ltd. (a)	33,430	154,486
Pearl Abyss Corp. (a)	609	145,929
POSCO	7,822	1,958,560
POSCO Chemtech Co., Ltd.	2,220	212,538
S-1 Corp. (a)	2,014	157,590
Samsung Biologics Co., Ltd. (a)(c)	1,748	1,329,143
Samsung C&T Corp. (a)	8,891	1,129,484
Samsung Card Co., Ltd. (a)	3,365	100,674
Samsung Electro-Mechanics Co., Ltd. (a)	5,927	971,192
Samsung Electronics Co., Ltd. Preference Shares	86,738	5,876,753
Samsung Electronics Co., Ltd.	504,502	37,618,210
Samsung Engineering Co., Ltd. (a)	16,760	204,428
Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd. (a)	3,346	$ 577,534
Samsung Heavy Industries Co., Ltd. (a)	53,830	348,857
Samsung Life Insurance Co., Ltd. (a)	7,304	531,848
Samsung SDI Co., Ltd.	5,802	3,354,189
Samsung SDS Co., Ltd. (a)	3,785	621,948
Samsung Securities Co., Ltd. (a)	6,163	229,488
Seegene, Inc.	1,945	345,563
Shin Poong Pharmaceutical Co., Ltd. (a)	3,036	346,556
Shinhan Financial Group Co., Ltd.	46,379	1,368,358
Shinsegae, Inc. (a)	883	194,678
SK Biopharmaceuticals Co., Ltd. (a)	1,552	241,451
SK Chemicals Co., Ltd. (a)	761	274,963
SK Holdings Co., Ltd.	3,734	826,684
SK Hynix, Inc.	57,547	6,277,566
SK Innovation Co., Ltd. (a)	5,867	1,026,171
SK Telecom Co., Ltd.	4,186	917,120
S-Oil Corp. (a)	5,019	319,723
Woori Financial Group, Inc.	54,998	492,618
Yuhan Corp. (a)	5,063	350,024
		112,264,394
TAIWAN — 12.0%
Accton Technology Corp.	53,000	596,057
Acer, Inc.	305,000	256,718
Advantech Co., Ltd.	39,002	485,825
ASE Technology Holding Co., Ltd.	344,307	996,233
Asia Cement Corp.	227,000	349,007
ASMedia Technology, Inc.	3,000	167,628
Asustek Computer, Inc.	75,000	668,642
AU Optronics Corp. (a)	951,000	473,842
Catcher Technology Co., Ltd.	75,000	549,861
Cathay Financial Holding Co., Ltd.	838,087	1,260,203
Chailease Holding Co., Ltd.	131,998	789,226
Chang Hwa Commercial Bank, Ltd.	561,221	358,528
Cheng Shin Rubber Industry Co., Ltd.	182,000	285,326
Chicony Electronics Co., Ltd.	59,788	183,420
China Development Financial Holding Corp.	1,326,000	438,885
China Life Insurance Co., Ltd.	308,869	244,035
China Steel Corp.	1,248,000	1,099,295
Chunghwa Telecom Co., Ltd.	401,000	1,555,591
Compal Electronics, Inc.	468,000	344,779
CTBC Financial Holding Co., Ltd.	1,862,040	1,305,509
Delta Electronics, Inc.	206,000	1,928,180
E.Sun Financial Holding Co., Ltd.	1,196,341	1,087,854

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Eclat Textile Co., Ltd.	20,550	$ 309,003
Evergreen Marine Corp. Taiwan, Ltd. (a)	279,252	404,497
Far Eastern New Century Corp.	317,000	326,612
Far EasTone Telecommunications Co., Ltd.	166,000	361,563
Feng TAY Enterprise Co., Ltd.	41,361	293,669
First Financial Holding Co., Ltd.	1,090,579	828,666
Formosa Chemicals & Fibre Corp.	372,000	1,121,375
Formosa Petrochemical Corp.	124,000	440,430
Formosa Plastics Corp.	405,000	1,389,494
Foxconn Technology Co., Ltd.	106,830	203,029
Fubon Financial Holding Co., Ltd.	703,000	1,169,665
Giant Manufacturing Co., Ltd.	32,000	313,190
Globalwafers Co., Ltd.	23,000	579,543
Highwealth Construction Corp.	80,300	131,033
Hiwin Technologies Corp.	26,721	365,657
Hon Hai Precision Industry Co., Ltd.	1,315,800	4,308,264
Hotai Motor Co., Ltd.	32,000	732,294
Hua Nan Financial Holdings Co., Ltd.	908,229	589,906
Innolux Corp. (a)	880,000	441,597
Inventec Corp.	291,000	248,559
Largan Precision Co., Ltd.	11,000	1,250,801
Lite-On Technology Corp.	219,958	389,847
MediaTek, Inc.	160,000	4,253,683
Mega Financial Holding Co., Ltd.	1,154,000	1,223,902
Micro-Star International Co., Ltd.	75,000	353,673
Nan Ya Plastics Corp.	547,000	1,399,719
Nanya Technology Corp.	136,000	420,130
Nien Made Enterprise Co., Ltd.	17,000	197,238
Novatek Microelectronics Corp.	61,000	801,089
Oneness Biotech Co., Ltd. (a)	19,000	162,965
Pegatron Corp.	205,000	491,014
Phison Electronics Corp.	16,000	189,337
Pou Chen Corp.	242,000	270,439
Powertech Technology, Inc.	80,000	270,197
President Chain Store Corp.	62,000	588,049
Quanta Computer, Inc.	309,000	889,675
Realtek Semiconductor Corp.	52,000	722,685
Ruentex Development Co., Ltd.	95,760	139,390
Shanghai Commercial & Savings Bank, Ltd.	352,736	515,960
Shin Kong Financial Holding Co., Ltd.	1,148,084	359,976
SinoPac Financial Holdings Co., Ltd.	1,099,457	448,031
Standard Foods Corp.	48,512	105,836
Synnex Technology International Corp.	154,700	258,769
Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	1,027,680	$ 484,617
Taiwan Business Bank	650,535	225,272
Taiwan Cement Corp.	518,085	796,543
Taiwan Cooperative Financial Holding Co., Ltd.	991,377	718,006
Taiwan High Speed Rail Corp.	228,000	257,228
Taiwan Mobile Co., Ltd.	177,000	623,009
Taiwan Semiconductor Manufacturing Co., Ltd.	2,602,000	49,080,362
Unimicron Technology Corp.	121,000	376,376
Uni-President Enterprises Corp.	512,000	1,229,981
United Microelectronics Corp.	1,229,000	2,062,330
Vanguard International Semiconductor Corp.	98,000	404,584
Walsin Technology Corp.	35,000	287,120
Win Semiconductors Corp.	36,000	443,306
Winbond Electronics Corp.	320,000	330,842
Wistron Corp.	316,101	348,748
Wiwynn Corp.	9,000	225,496
WPG Holdings, Ltd.	174,880	267,007
Yageo Corp.	39,556	729,234
Yuanta Financial Holding Co., Ltd.	1,031,600	754,480
Zhen Ding Technology Holding, Ltd.	59,000	239,376
		105,569,012
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	44,075	1,027,764
THAILAND — 1.7%
Advanced Info Service PCL	121,600	714,338
Advanced Info Service PCL NVDR	4,700	27,610
Airports of Thailand PCL	453,000	941,230
Asset World Corp. PCL (a)	866,500	131,884
B Grimm Power PCL	85,100	137,762
Bangkok Bank PCL	51,700	205,350
Bangkok Bank PCL NVDR	8,100	32,038
Bangkok Commercial Asset Management PCL	187,300	136,912
Bangkok Dusit Medical Services PCL NVDR	38,300	26,590
Bangkok Dusit Medical Services PCL Class F	974,700	676,694
Bangkok Expressway & Metro PCL	829,899	229,912
Berli Jucker PCL	128,600	149,161
BTS Group Holdings PCL	795,184	246,836
Bumrungrad Hospital PCL	42,300	169,426
Central Pattana PCL	233,300	371,832
Central Retail Corp. PCL (a)	193,558	198,662
Charoen Pokphand Foods PCL	390,100	348,304
CP ALL PCL (a)	619,900	1,205,246
Delta Electronics Thailand PCL	33,200	538,558

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Electricity Generating PCL	32,200	$ 206,893
Energy Absolute PCL	157,619	259,103
Global Power Synergy PCL Class F	78,400	192,991
Gulf Energy Development PCL	252,560	288,724
Home Product Center PCL	655,700	299,836
Indorama Ventures PCL	180,400	222,790
Intouch Holdings PCL Class F	234,300	439,899
Kasikornbank PCL	176,500	671,595
Krung Thai Bank PCL	368,300	136,453
Krungthai Card PCL	80,000	158,879
Land & Houses PCL	921,653	244,564
Minor International PCL (a)	300,600	258,359
Minor International PCL NVDR (a)	32,500	27,933
Muangthai Capital PCL (a)	74,900	147,500
Osotspa PCL	79,900	94,675
PTT Exploration & Production PCL	145,000	475,509
PTT Global Chemical PCL	227,300	443,827
PTT PCL	1,206,200	1,711,065
Ratch Group PCL	85,200	150,721
Siam Cement PCL	82,579	1,041,885
Siam Commercial Bank PCL	93,600	273,364
Sri Trang Gloves Thailand PCL	50,700	128,611
Srisawad Corp. PCL	79,900	175,348
Thai Oil PCL	119,300	207,063
Thai Union Group PCL Class F	314,400	142,718
Total Access Communication PCL	83,100	92,225
True Corp. PCL (b)	1,233,437	141,623
		15,122,498
TURKEY — 0.4%
Akbank T.A.S. (a)	318,803	297,249
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	197,785
BIM Birlesik Magazalar A/S	47,786	485,415
Eregli Demir ve Celik Fabrikalari TAS	151,859	305,046
Ford Otomotiv Sanayi A/S	8,854	150,098
Haci Omer Sabanci Holding A/S	87,028	134,187
KOC Holding A/S	82,839	235,393
Turk Hava Yollari AO (a)	65,005	112,912
Turkcell Iletisim Hizmetleri A/S	122,127	264,547
Turkiye Garanti Bankasi A/S (a)	258,383	360,502
Turkiye Is Bankasi A/S Class C (a)	168,086	158,305
Turkiye Petrol Rafinerileri AS (a)	13,756	199,885
Turkiye Sise ve Cam Fabrikalari A/S	147,597	145,164
Yapi ve Kredi Bankasi A/S (a)	306,504	127,014
		3,173,502
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	290,985	$ 491,161
Abu Dhabi Islamic Bank PJSC	141,941	181,621
Aldar Properties PJSC	411,014	352,475
Dubai Islamic Bank PJSC	205,183	257,516
Emaar Malls PJSC (a)	305,084	151,996
Emaar Properties PJSC (a)	385,976	370,934
Emirates NBD Bank PJSC	271,473	761,246
Emirates Telecommunications Group Co. PJSC	184,573	849,212
First Abu Dhabi Bank PJSC	288,672	1,013,808
		4,429,969
UNITED STATES — 0.1%
JBS SA	116,400	530,211
TOTAL COMMON STOCKS (Cost $535,454,930)		813,701,718

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Legend Holdings Corp. (expiring 1/28/21) Class H (a) (d)	3,446	—
SOUTH KOREA — 0.0% (e)
POSCO Chemical Co., Ltd. (expiring 1/14/21) (a)	529	14,828
TOTAL RIGHTS (Cost $0)		14,828
WARRANTS — 2.2%
CHINA — 0.9%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	7,862,067
SWITZERLAND — 1.3%
UBS AG (expiring 11/26/27) (a)	3,600	5,361,725
UBS AG (expiring 5/28/27) (a)	4,202	6,372,842
		11,734,567
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 2/16/21) (a)	79,518	27
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	1,077
		1,104
TOTAL WARRANTS (Cost $15,894,439)		19,597,738
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	39,695,321	39,703,260

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	4,068,390	$ 4,068,390
TOTAL SHORT-TERM INVESTMENTS (Cost $43,771,092)		43,771,650
TOTAL INVESTMENTS — 99.7% (Cost $595,120,461)		877,085,934
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,209,370
NET ASSETS — 100.0%		$ 879,295,304
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2020, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	738	03/19/2021	$46,229,303	$47,534,580	$1,305,277
During the fiscal year ended December 31, 2020, average notional value related to futures contracts was $19,188,769.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$799,570,336	$14,131,382	$ 0(a)	$813,701,718
Rights	14,828	—	0(a)	14,828
Warrants	1,104	19,596,634	—	19,597,738
Short-Term Investments	43,771,650	—	—	43,771,650
TOTAL INVESTMENTS	$843,357,918	$33,728,016	$ 0	$877,085,934
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	1,305,277	—	—	1,305,277
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,305,277	$ —	$—	$ 1,305,277
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$844,663,195	$33,728,016	$ 0	$ 878,391,211

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of December 31, 2020

Description	% of Net Assets
Information Technology	19.0%
Financials	18.8
Consumer Discretionary	17.2
Communication Services	11.0
Materials	7.0
TOTAL	73.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,395,448	$13,396,788	$184,649,962	$158,324,886	$(19,012)	$408	39,695,321	$39,703,260	$ 112,144
State Street Navigator Securities Lending Portfolio II	4,915,751	4,915,751	41,896,627	42,743,988	—	—	4,068,390	4,068,390	40,147
Total		$18,312,539	$226,546,589	$201,068,874	$(19,012)	$408		$43,771,650	$152,291
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value*	$833,314,284
Investments in affiliated issuers, at value	43,771,650
Total Investments	877,085,934
Foreign currency, at value	4,729,613
Net cash at broker	2,135,615
Receivable from broker — accumulated variation margin on futures contracts	1,967,665
Receivable for investments sold	324,727
Receivable for fund shares sold	551,977
Dividends receivable — unaffiliated issuers	1,358,566
Dividends receivable — affiliated issuers	2,303
Securities lending income receivable — unaffiliated issuers	4,777
Securities lending income receivable — affiliated issuers	3,175
Receivable from Adviser	105,085
Receivable for foreign taxes recoverable	12,074
Prepaid expenses and other assets	1,171
TOTAL ASSETS	888,282,682
LIABILITIES
Due to custodian	660,510
Payable upon return of securities loaned	4,068,390
Payable for investments purchased	1,851,211
Payable for fund shares repurchased	562,992
Deferred foreign taxes payable	1,471,381
Advisory fee payable	98,969
Custodian fees payable	72,118
Administration fees payable	35,348
Trustees’ fees and expenses payable	174
Transfer agent fees payable	3,171
Registration and filing fees payable	593
Professional fees payable	37,725
Printing and postage fees payable	14,352
Accrued expenses and other liabilities	110,444
TOTAL LIABILITIES	8,987,378
NET ASSETS	$879,295,304
NET ASSETS CONSIST OF:
Paid-in Capital	$639,767,533
Total distributable earnings (loss)**	239,527,771
NET ASSETS	$879,295,304
Class K
Net Assets	$879,295,304
Shares Outstanding	11,033,571
Net asset value, offering and redemption price per share	$ 79.69
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$551,349,369
Investments in affiliated issuers	43,771,092
Total cost of investments	$595,120,461
Foreign currency, at cost	$ 4,693,812
* Includes investments in securities on loan, at value	$ 14,973,901
** Includes deferred foreign taxes	$ 1,471,381
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 16,483,682
Dividend income — affiliated issuers	112,144
Unaffiliated securities lending income	87,905
Affiliated securities lending income	40,147
Foreign taxes withheld	(1,997,153)
TOTAL INVESTMENT INCOME (LOSS)	14,726,725
EXPENSES
Advisory fee	976,781
Administration fees	348,850
Custodian fees	439,481
Trustees’ fees and expenses	28,578
Transfer agent fees	23,150
Registration and filing fees	61,494
Professional fees	43,411
Printing and postage fees	30,262
Insurance expense	2,940
Miscellaneous expenses	223,996
TOTAL EXPENSES	2,178,943
Expenses waived/reimbursed by the Adviser	(989,911)
NET EXPENSES	1,189,032
NET INVESTMENT INCOME (LOSS)	$ 13,537,693
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,878,801)
Investments — affiliated issuers	(19,012)
Foreign currency transactions	(160,695)
Futures contracts	106,612
Net realized gain (loss)	(16,951,896)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	124,499,203
Investments — affiliated issuers	408
Foreign currency translations	13,058
Futures contracts	503,306
Net change in unrealized appreciation/depreciation	125,015,975
NET REALIZED AND UNREALIZED GAIN (LOSS)	108,064,079
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$121,601,772
** Includes foreign deferred taxes	$ (899,163)
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,537,693	$ 20,892,219
Net realized gain (loss)	(16,951,896)	(15,981,174)
Net change in unrealized appreciation/depreciation	125,015,975	105,822,061
Net increase (decrease) in net assets resulting from operations	121,601,772	110,733,106
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(15,918,091)	(20,604,294)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	212,010,838	207,852,420
Reinvestment of distributions	15,713,545	20,544,136
Cost of shares redeemed	(197,824,786)	(155,243,629)
Net increase (decrease) in net assets from beneficial interest transactions	29,899,597	73,152,927
Net increase (decrease) in net assets during the period	135,583,278	163,281,739
Net assets at beginning of period	743,712,026	580,430,287
NET ASSETS AT END OF PERIOD	$ 879,295,304	$ 743,712,026
SHARES OF BENEFICIAL INTEREST:
Class K(a)
Shares sold	3,186,016	3,203,373
Reinvestment of distributions	200,915	297,957
Shares redeemed	(3,176,084)	(2,384,662)
Net increase (decrease) from share transactions	210,847	1,116,668
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 68.70	$ 59.80	$ 72.30	$ 54.10	$ 49.95
Income (loss) from investment operations:
Net investment income (loss) (b)	1.28	2.00	1.60	1.45	1.05
Net realized and unrealized gain (loss)	11.18	8.85	(12.30)	18.60	4.35
Total from investment operations	12.46	10.85	(10.70)	20.05	5.40
Distributions to shareholders from:
Net investment income	(1.47)	(1.95)	(1.35)	(1.50)	(1.10)
Net realized gains	—	—	(0.45)	(0.35)	(0.15)
Total distributions	(1.47)	(1.95)	(1.80)	(1.85)	(1.25)
Net asset value, end of period	$ 79.69	$ 68.70	$ 59.80	$ 72.30	$ 54.10
Total return (c)	18.18%	18.13%	(14.77)%	37.19%	10.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$879,295	$743,712	$580,430	$607,947	$374,808
Ratios to Average Net Assets:
Total expenses	0.31%	0.33%	0.33%	0.34%	0.56%
Net expenses	0.17%	0.17%	0.17%	0.17%	0.18%
Net investment income (loss)	1.94%	3.10%	2.36%	2.23%	1.98%
Portfolio turnover rate	13%	13%	7%	6%	14%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
The State Street Emerging Markets Equity Index Fund was formed on December 18, 2015, and Class K commenced operations on December 21, 2015.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,307,155	$—	$1,307,155
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$106,612	$—	$106,612
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$503,306	$—	$503,306
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

the Board. For the period ended December 31, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $989,911.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of December 31, 2020, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
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STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$96,824,503	$90,665,051
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currencies, futures contracts, passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$15,918,091	$—	$15,918,091
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Emerging Markets Equity Index Fund	$ 20,604,294	$ —	$ 20,604,294
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Emerging Markets Equity Index Fund	$1,925,360	$(30,757,342)	$—	$268,359,753	$239,527,771
As of December 31, 2020, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$3,610,004	$27,147,338
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$608,600,525	$309,000,690	$40,681,385	$268,319,305
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 14,973,901	$ 4,068,390	$ 11,804,000	$ 15,872,390
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$4,068,390	$—	$—	$—	$4,068,390	$4,068,390
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2020.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
11.    Share Split
The Board authorized a 1-for-5 reverse share split for the State Street Emerging Markets Equity Index Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of five, while increasing the NAV of shares outstanding by a factor of five, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis of Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,305.90	$0.99	$1,024.30	$0.87
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2020, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$1,874,170
The amount of foreign source income earned on the Fund during the year ended December 31, 2020 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$15,957,635
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

45

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street International Value Spotlight Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K shares was 8.01% and the Index was 10.65% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
International equities experienced record-breaking falls in the first few months of 2020 as the coronavirus spread throughout the globe. Markets stabilized as governments and central banks unleashed unprecedented levels of fiscal and monetary support. The anticipation and subsequent announcement of the successful development of vaccines underpinned a recovery that saw international equities finish the year with double digit gains. Such market conditions had a positive overall impact on the Fund’s performance.
The Fund did not use derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Fresnillo, CNH Industrial, and Hyundai Motor. Fresnillo, a London listed miner with predominantly Mexican assets, benefitted from the surge in precious metal prices; gold and silver. CNH Industrial, an Italian-listed agricultural machinery and truck manufacturer, saw its share price perform on the back of improving sentiment towards farm receipts. Speculation of a corporate break-up, and the appointment of a new CEO. Korean automaker, Hyundai Motor finally got credit in equity markets for its successful model refresh – notably its new range of SUVs.
The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Technip FMC, Societe Generale, and Catcher Technology. We exited our position in Technip FMC having concluded that the prospects for offshore oil production were greatly diminished. Societe Generale performed poorly as a result of some self-inflicted problems in its structured product activities, that compounded the pressure banks in general were under given the rate and credit environment. Catcher Technology performed poorly as a result of a weak product cycle coupled with the divestment of a large part of their business, generating some uncertainty around capital reallocation and future growth drivers.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Value Spotlight Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street International Value Spotlight Fund Class K	8.01%	9.54%
MSCI ACWI ex USA Index(1)	10.65%	9.68%
*	Inception date is July 13, 2016.
(1)	The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries, excluding the US., and 23 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Common Stocks	97.2%
Short-Term Investment	4.6
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 97.2%
CHINA — 9.4%
China Construction Bank Corp. Class H	87,000	$ 66,087
CITIC Securities Co., Ltd. Class H	29,000	65,377
Dali Foods Group Co., Ltd. (a)	103,000	58,847
		190,311
FRANCE — 15.5%
BNP Paribas SA (b)	1,177	62,076
Dassault Aviation SA (b)	60	65,852
Ipsen SA	684	56,826
Sanofi	685	65,961
Societe Generale SA (b)	3,078	64,106
		314,821
GERMANY — 3.0%
Bayerische Motoren Werke AG	705	62,306
HONG KONG — 2.8%
WH Group, Ltd. (a)	67,500	56,585
HUNGARY — 3.3%
Richter Gedeon Nyrt	2,649	66,489
INDONESIA — 3.0%
Bank Mandiri Persero Tbk PT	134,200	60,414
ITALY — 2.9%
Leonardo SpA	8,198	59,281
JAPAN — 17.2%
Alfresa Holdings Corp.	2,900	53,059
Komatsu, Ltd.	2,400	65,495
Mitsubishi UFJ Financial Group, Inc.	13,000	57,429
Sumitomo Mitsui Financial Group, Inc.	1,800	55,580
TBS Holdings, Inc.	3,100	54,407
Zeon Corp.	4,400	63,031
		349,001
NETHERLANDS — 3.1%
Boskalis Westminster (b)	2,264	62,439
SOUTH KOREA — 9.1%
Hyundai Motor Co. (b)	363	64,159
KT&G Corp. (b)	687	52,554
Samsung Electronics Co., Ltd. Preference Shares	1,008	68,295
		185,008
SPAIN — 6.2%
ACS Actividades de Construccion y Servicios SA	1,893	62,884
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	12,828	$ 63,332
		126,216
SWITZERLAND — 6.1%
Credit Suisse Group AG	4,965	64,032
LafargeHolcim, Ltd.	1,087	59,384
		123,416
TAIWAN — 2.9%
Catcher Technology Co., Ltd.	8,000	58,652
UNITED KINGDOM — 9.7%
CNH Industrial NV (b)	5,862	74,055
Rolls-Royce Holdings PLC (b)	41,987	63,851
Standard Chartered PLC (b)	9,427	60,037
		197,943
UNITED STATES — 3.0%
Newmont Corp.	1,014	60,633
TOTAL COMMON STOCKS (Cost $1,664,528)		1,973,515

SHORT-TERM INVESTMENT — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $93,468)	93,468	93,468
TOTAL INVESTMENTS — 101.8% (Cost $1,757,996)		2,066,983
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(36,124)
NET ASSETS — 100.0%		$ 2,030,859
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,973,515	$—	$—	$1,973,515
Short-Term Investment	93,468	—	—	93,468
TOTAL INVESTMENTS	$2,066,983	$—	$—	$2,066,983
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	30.5%
Industrials	22.3
Health Care	11.9
Materials	9.0
Consumer Staples	8.3
Information Technology	6.3
Consumer Discretionary	6.2
Communication Services	2.7
Short-Term Investment	4.6
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,937	$11,937	$688,501	$606,970	$—	$—	93,468	$93,468	$306
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value	$1,973,515
Investments in affiliated issuers, at value	93,468
Total Investments	2,066,983
Foreign currency, at value	13,656
Dividends receivable — unaffiliated issuers	3,013
Dividends receivable — affiliated issuers	6
Receivable from Adviser (Note 3)	19,344
Receivable for foreign taxes recoverable	3,409
Prepaid expenses and other assets	3
TOTAL ASSETS	2,106,414
LIABILITIES
Due to custodian	7,560
Advisory fee payable	1,296
Custodian fees payable	9,078
Administration fees payable	86
Transfer agent fees payable	62
Registration and filing fees payable	398
Professional fees payable	45,245
Printing and postage fees payable	5,930
Accrued expenses and other liabilities	5,900
TOTAL LIABILITIES	75,555
NET ASSETS	$2,030,859
NET ASSETS CONSIST OF:
Paid-in Capital	$1,999,662
Total distributable earnings (loss)	31,197
NET ASSETS	$2,030,859
NET ASSET VALUE PER SHARE Class K
Net Assets	$2,030,859
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 10.15
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,664,528
Investments in affiliated issuers	93,468
Total cost of investments	$1,757,996
Foreign currency, at cost	$ 13,416
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 46,637
Dividend income — affiliated issuers	306
Foreign taxes withheld	(4,474)
TOTAL INVESTMENT INCOME (LOSS)	42,469
EXPENSES
Advisory fee	12,990
Administration fees	866
Custodian fees	54,090
Trustees’ fees and expenses	28,562
Transfer agent fees	728
Registration and filing fees	31,604
Professional fees	42,876
Printing and postage fees	13,682
Insurance expense	8
Miscellaneous expenses	8,587
TOTAL EXPENSES	193,993
Expenses waived/reimbursed by the Adviser	(181,003)
NET EXPENSES	12,990
NET INVESTMENT INCOME (LOSS)	$ 29,479
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(42,139)
Foreign currency transactions	(212)
Net realized gain (loss)	(42,351)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	159,590
Foreign currency translations	361
Net change in unrealized appreciation/depreciation	159,951
NET REALIZED AND UNREALIZED GAIN (LOSS)	117,600
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 147,079
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,479	$ 36,412
Net realized gain (loss)	(42,351)	(87,228)
Net change in unrealized appreciation/depreciation	159,951	378,454
Net increase (decrease) in net assets resulting from operations	147,079	327,638
Distributions to shareholders	(30,860)	(37,400)
Contribution from Adviser (Note 3)	7,560	—
Net increase (decrease) in net assets during the period	123,779	290,238
Net assets at beginning of period	1,907,080	1,616,842
NET ASSETS AT END OF PERIOD	$2,030,859	$1,907,080
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 07/14/16* - 12/31/16
Net asset value, beginning of period	$ 9.54	$ 8.08	$ 12.56	$ 11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.18	0.21	0.24	0.02
Net realized and unrealized gain (loss)	0.57	1.47	(2.66)	2.56	1.44
Total from investment operations	0.72	1.65	(2.45)	2.80	1.46
Voluntary contribution from Adviser	0.04	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.15)	(0.19)	(0.22)	(0.24)	(0.02)
Net realized gains	—	—	(1.81)	(1.25)	(0.19)
Total distributions	(0.15)	(0.19)	(2.03)	(1.49)	(0.21)
Net asset value, end of period	$10.15	$ 9.54	$ 8.08	$12.56	$ 11.25
Total return (b)	8.01%(c)	20.39%	(19.32)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,031	$1,907	$ 1,617	$2,512	$2,250
Ratios to average net assets:
Total expenses	11.20%	12.74%	7.58%	7.26%	7.76%(d)
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%(d)
Net investment income (loss)	1.70%	2.09%	1.76%	1.86%	0.44%(d)
Portfolio turnover rate	76%	35%	63%	45%	26%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If an affiliate had not made a contribution during the period ended December 31, 2020, the total return would have been 7.59%.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	July 14, 2016
The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2021, to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended December 31, 2020, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of December 31, 2020, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
The Adviser has agreed to reimburse the Fund in the amount of $7,560 related to a trading operations matter. This amount is included in Receivable from Adviser on the Statement of Assets and Liabilities.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$1,241,433	$1,268,676
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies, a contribution from the Adviser and wash sale deferrals.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$30,860	$—	$30,860
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Value Spotlight Fund	$ 37,400	$ —	$ 37,400
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Value Spotlight Fund	$9,181	$(264,985)	$—	$287,001	$31,197
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

As of December 31, 2020, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street International Value Spotlight Fund	$127,744	$137,241
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,780,539	$330,839	$44,395	$286,444
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2020.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street International Value Spotlight Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street International Value Spotlight Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from July 14, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from July 14, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$1,256.60	$4.25	$1,021.40	$3.81
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2020, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Value Spotlight Fund	$4,234
The amount of foreign source income earned on the Fund during the year ended December 31, 2020 was as follows:
Amount
State Street International Value Spotlight Fund	$45,559
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITSPOTLTAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

STATE STREET TARGET RETIREMENT FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund's Class K was 10.29%, and the Index was 7.51%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index (the “Secondary Index”), was 10.15% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its outperformance relative to the bond only Index. The Fund slightly outperformed the composite Secondary Index.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund with the exception of REITs.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Rounding out risky assets global real estate investment trusts (REITs) lagged other growth-orientated assets as the pandemic led to store closures and stay at home orders across the globe, which combined with a consumer demand shift from traditional brick-and-mortar locations to online shopping that had a devastating impact on REITs. Despite a strong fourth quarter performance on the hopes that the successful vaccine trial news would lead to the global economy returning to pre-pandemic levels, REITs finished the year in negative territory. The FTSE EPRA Nareit Global Real Estate Index returned 12.81% for the fourth quarter but lost 9.16% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during
See accompanying notes to financial statements.
1

STATE STREET TARGET RETIREMENT FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
High yield bond performance began the fourth quarter flat on the year, but on the back of positive sentiment as multiple vaccines were approved, high yield spreads tightened significantly. The Bloomberg Barclays High Yield Very Liquid Index posted a return of 5.96% for the fourth quarter and gained 5.87% for the Reporting Period.
Inflation expectations climbed in the fourth quarter as oil prices rose and growth expectations improved. Treasury Inflation Protected Securities (TIPS) advanced 1.62% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 47 basis points higher for the three-month period. Overall, TIPS returned 10.99% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio, and SPDR Bloomberg Barclays 1-10 Years TIPS ETF. The negative contributor to the Fund’s performance during the Reporting Period was the SPDR Dow Jones Global Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Target Retirement Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement Fund Class I	10.25%	7.04%	5.64%
State Street Target Retirement Fund Class K	10.29%	7.03%	5.62%
Bloomberg Barclays U.S. Aggregate Index(b)	7.51%	4.44%	3.92%
State Street Target Retirement Composite Index(c)	10.15%	7.09%	5.77%
*	Inception date is September 30, 2014.
(b)	The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
(c)	The State Street Target Retirement Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
3

State Street Target Retirement Fund
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 and Target Retirement 2065 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.7%
Domestic Equity	18.6
Inflation Linked	18.0
International Equity	11.5
Real Estate	5.0
Short Term Investments	7.4
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
See accompanying notes to financial statements.
4

STATE STREET TARGET RETIREMENT 2020 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2020 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2020 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund's Class K was 11.68%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index (the “Secondary Index”), was 11.59% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified exposures contributed to its underperformance relative to the equity only Index. The Fund slightly outperformed the composite Secondary Index
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund with the exception of REITs.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Rounding out risky assets global real estate investment trusts (REITs) lagged other growth-orientated assets as the pandemic led to store closures and stay at home orders across the globe, which combined with a consumer demand shift from traditional brick-and-mortar locations to online shopping that had a devastating impact on REITs. Despite a strong fourth quarter performance on the hopes that the successful vaccine trial news would lead to the global economy returning to pre-pandemic levels, REITs finished the year in negative territory. The FTSE EPRA Nareit Global Real Estate Index returned 12.81% for the fourth quarter but lost 9.16% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of
See accompanying notes to financial statements.
5

STATE STREET TARGET RETIREMENT 2020 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
volatility, in particular with a risk-off wave seen over the last few weeks of September. The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
High yield bond performance began the fourth quarter flat on the year, but on the back of positive sentiment as multiple vaccines were approved, high yield spreads tightened significantly. The Bloomberg Barclays High Yield Very Liquid Index posted a return of 5.96% for the fourth quarter and gained 5.87% for the Reporting Period.
Inflation expectations climbed in the fourth quarter as oil prices rose and growth expectations improved. Treasury Inflation Protected Securities (TIPS) advanced 1.62% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 47 basis points higher for the three-month period. Overall, TIPS returned 10.99% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio, and State Street Aggregate Bond Index Portfolio. The negative contributor to the Fund’s performance during the Reporting Period was the SPDR Dow Jones Global Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

State Street Target Retirement 2020 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date to December 31, 2020*
State Street Target Retirement 2020 Fund Class I	11.57%	8.87%	7.05%
State Street Target Retirement 2020 Fund Class K	11.68%	8.92%	7.08%
S&P 500 Index(b)	18.40%	15.22%	13.11%
State Street Target Retirement 2020 Composite Index(c)	11.59%	8.95%	7.23%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2020 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
7

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	36.8%
Domestic Equity	24.6
Inflation Linked	18.0
International Equity	15.5
Real Estate	5.0
Short Term Investments	5.7
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
See accompanying notes to financial statements.
8

STATE STREET TARGET RETIREMENT 2025 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2025 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 14.84%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index (the “Secondary Index”), was 14.86% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund with the exception of REITs.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period.
Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Rounding out risky assets global real estate investment trusts (REITs) lagged other growth-orientated assets as the pandemic led to store closures and stay at home orders across the globe, which combined with a consumer demand shift from traditional brick-and-mortar locations to online shopping that had a devastating impact on REITs. Despite a strong fourth quarter performance on the hopes that the successful vaccine trial news would lead to the global economy returning to pre-pandemic levels, REITs finished the year in negative territory. The FTSE EPRA Nareit Global Real Estate Index returned 12.81% for the fourth quarter but lost 9.16% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the
See accompanying notes to financial statements.
9

STATE STREET TARGET RETIREMENT 2025 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September. The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
High yield bond performance began the fourth quarter flat on the year, but on the back of positive sentiment as multiple vaccines were approved, high yield spreads tightened significantly. The Bloomberg Barclays High Yield Very Liquid Index posted a return of 5.96% for the fourth quarter and gained 5.87% for the Reporting Period.
Inflation expectations climbed in the fourth quarter as oil prices rose and growth expectations improved. Treasury Inflation Protected Securities (TIPS) advanced 1.62% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 47 basis points higher for the three-month period. Overall, TIPS returned 10.99% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio, and State Street Small/Mid Cap Equity Index Portfolio. The negative contributor to the Fund’s performance during the Reporting Period was the SPDR Dow Jones Global Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

State Street Target Retirement 2025 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2025 Fund Class I	14.66%	10.50%	8.32%
State Street Target Retirement 2025 Fund Class K	14.84%	10.53%	8.37%
S&P 500 Index(a)	18.40%	15.22%	13.11%
State Street Target Retirement 2025 Composite Index(c)	14.86%	10.59%	8.53%
*	Inception date is September 30, 2014.
(a)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2025 Composite Index consists of several indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
11

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	32.5%
Domestic Fixed Income	30.9
International Equity	22.0
Inflation Linked	11.2
Real Estate	3.0
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
12

STATE STREET TARGET RETIREMENT 2030 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2030 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2030 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 17.24%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index (the “Secondary Index”), was 17.34% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund with the exception of REITs.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Rounding out risky assets global real estate investment trusts (REITs) lagged other growth-orientated assets as the pandemic led to store closures and stay at home orders across the globe, which combined with a consumer demand shift from traditional brick-and-mortar locations to online shopping that had a devastating impact on REITs. Despite a strong fourth quarter performance on the hopes that the successful vaccine trial news would lead to the global economy returning to pre-pandemic levels, REITs finished the year in negative territory. The FTSE EPRA Nareit Global Real Estate Index returned 12.81% for the fourth quarter but lost 9.16% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of
See accompanying notes to financial statements.
13

STATE STREET TARGET RETIREMENT 2030 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
volatility, in particular with a risk-off wave seen over the last few weeks of September. The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
High yield bond performance began the fourth quarter flat on the year, but on the back of positive sentiment as multiple vaccines were approved, high yield spreads tightened significantly. The Bloomberg Barclays High Yield Very Liquid Index posted a return of 5.96% for the fourth quarter and gained 5.87% for the Reporting Period.
Inflation expectations climbed in the fourth quarter as oil prices rose and growth expectations improved. Treasury Inflation Protected Securities (TIPS) advanced 1.62% for the 4th quarter, while outperforming nominal bonds of similar maturities as break-evens moved 47 basis points higher for the three-month period. Overall, TIPS returned 10.99% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio, and State Street Small/Mid Cap Equity Index Portfolio. The negative contributor to the Fund’s performance during the Reporting Period was the SPDR Dow Jones Wilshire Global Real Estate ETF.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

State Street Target Retirement 2030 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2030 Fund Class I	17.26%	11.49%	9.14%
State Street Target Retirement 2030 Fund Class K	17.24%	11.52%	9.17%
S&P 500 Index(a)	18.40%	15.22%	13.11%
State Street Target Retirement 2030 Composite Index(c)	17.34%	11.57%	9.31%
*	Inception date is September 30, 2014.
(a)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2030 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
15

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	39.1%
Domestic Fixed Income	29.7
International Equity	28.4
Inflation Linked	2.0
Real Estate	0.5
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
16

STATE STREET TARGET RETIREMENT 2035 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2035 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund's Class K was 18.19%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index (the “Secondary Index”), was 18.20% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified exposures contributed to its underperformance relative to the equity only Index. The Fund slightly underperformed the composite Secondary Index
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
See accompanying notes to financial statements.
17

STATE STREET TARGET RETIREMENT 2035 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
High yield bond performance began the fourth quarter flat on the year, but on the back of positive sentiment as multiple vaccines were approved, high yield spreads tightened significantly. The Bloomberg Barclays High Yield Very Liquid Index posted a return of 5.96% for the fourth quarter and gained 5.87% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Global Equity ex-US Index Portfolio, and State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

State Street Target Retirement 2035 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2035 Fund Class I	18.05%	12.03%	9.53%
State Street Target Retirement 2035 Fund Class K	18.19%	12.09%	9.61%
S&P 500 Index(a)	18.40%	15.22%	13.11%
State Street Target Retirement 2035 Composite Index(c)	18.20%	12.10%	9.71%
*	Inception date is September 30, 2014.
(a)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2035 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
19

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	43.5%
International Equity	32.0
Domestic Fixed Income	24.2
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
20

STATE STREET TARGET RETIREMENT 2040 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2040 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 18.79%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index (the “Secondary Index”), was 18.77% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified equity exposures, particularly the exposure to small and mid-cap equities, contributed to its outperformance relative to the large cap equity only Index. The Fund slightly outperformed the composite Secondary Index.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
See accompanying notes to financial statements.
21

STATE STREET TARGET RETIREMENT 2040 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
22

State Street Target Retirement 2040 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2040 Fund Class I	18.70%	12.47%	9.83%
State Street Target Retirement 2040 Fund Class K	18.79%	12.47%	9.86%
S&P 500 Index(b)	18.40%	15.22%	13.11%
State Street Target Retirement 2040 Composite Index(c)	18.77%	12.51%	10.00%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2040 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
23

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	47.3%
International Equity	34.7
Domestic Fixed Income	17.7
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
24

STATE STREET TARGET RETIREMENT 2045 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2045 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 19.28%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index (the “Secondary Index”), was 19.27% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified equity exposures, particularly the exposure to small and mid-cap equities, contributed to its outperformance relative to the large cap equity only Index. The Fund slightly outperformed the composite Secondary Index.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
See accompanying notes to financial statements.
25

STATE STREET TARGET RETIREMENT 2045 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 7.51%. while returns at the long end of the curve performed strongest. To wit, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70% while the Bloomberg Barclays U.S. Long Credit Index returned 13.32%.
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

State Street Target Retirement 2045 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2045 Fund Class I	19.26%	12.82%	10.08%
State Street Target Retirement 2045 Fund Class K	19.28%	12.84%	10.10%
S&P 500 Index(b)	18.40%	15.22%	13.11%
State Street Target Retirement 2045 Composite Index(c)	19.27%	12.86%	10.25%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2045 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
27

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	50.1%
International Equity	36.8
Domestic Fixed Income	12.8
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
28

STATE STREET TARGET RETIREMENT 2050 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2050 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 19.76%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index (the “Secondary Index”), was 19.75% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified equity exposures, particularly the exposure to small and mid-cap equities, contributed to its outperformance relative to the large cap equity only Index. The Fund slightly outperformed the composite Secondary Index.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70%.
See accompanying notes to financial statements.
29

STATE STREET TARGET RETIREMENT 2050 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

State Street Target Retirement 2050 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2050 Fund Class I	19.67%	12.89%	10.09%
State Street Target Retirement 2050 Fund Class K	19.76%	12.94%	10.13%
S&P 500 Index(b)	18.40%	15.22%	13.11%
State Street Target Retirement 2050 Composite Index(c)	19.75%	12.97%	10.33%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2050 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
31

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.9%
International Equity	38.0
Domestic Fixed Income	9.8
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
32

STATE STREET TARGET RETIREMENT 2055 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2055 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 19.65%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index (the “Secondary Index”), was 19.75% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified equity exposures, particularly the exposure to small and mid-cap equities, contributed to its outperformance relative to the large cap equity only Index. The Fund slightly underperformed the composite Secondary Index.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70%.
See accompanying notes to financial statements.
33

STATE STREET TARGET RETIREMENT 2055 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
34

State Street Target Retirement 2055 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2055 Fund Class I	19.60%	12.96%	10.14%
State Street Target Retirement 2055 Fund Class K	19.65%	12.97%	10.14%
S&P 500 Index(b)	18.40%	15.22%	13.11%
State Street Target Retirement 2055 Composite Index(c)	19.75%	12.97%	10.33%
*	Inception date is September 30, 2014.
(b)	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2055 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
35

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.8%
International Equity	38.0
Domestic Fixed Income	9.7
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
36

STATE STREET TARGET RETIREMENT 2060 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmarks are S&P 500 Index and State Street Target Retirement 2060 Composite Index (the “Indices”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K was 19.63%, and the Index was 18.40%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index (the “Secondary Index”), was 19.75% for the Reporting Period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diversified equity exposures, particularly the exposure to small and mid-cap equities, contributed to its outperformance relative to the large cap equity only Index. The Fund slightly underperformed the composite Secondary Index.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70%.
See accompanying notes to financial statements.
37

STATE STREET TARGET RETIREMENT 2060 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The Fund did not invest in derivatives during the Reporting Period
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
38

State Street Target Retirement 2060 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Target Retirement 2060 Fund Class I	19.61%	12.88%	10.09%
State Street Target Retirement 2060 Fund Class K	19.63%	12.88%	10.11%
S&P 500 Index(b)	18.40%	15.22%	13.11%
State Street Target Retirement 2060 Composite Index(c)	19.75%	12.97%	10.33%
*	Inception date is September 30, 2014.
(b)	The S&P 500 Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2060 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
39

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.8%
International Equity	37.9
Domestic Fixed Income	9.8
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
See accompanying notes to financial statements.
40

STATE STREET TARGET RETIREMENT 2065 FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Target Retirement 2065 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s primary benchmark is the S&P 500 Index (the “Primary Index”) and the Fund’s secondary benchmark is the State Street Target Retirement 2065 Composite Index (the “Secondary Index”) (the Primary Index and Secondary Index collectively, the “Indices”).
For the period from March 30th, 2020(1) (inception) ended December 31, 2020 (the “Reporting Period”), the total return for the Fund's Class K was 43.34%, and the Index was 44.92%. The total return of the Secondary Index was 46.03% for the Reporting Period. The Fund and returns of the Indices reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and returns of the Indices do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund is a “fund of funds” that invests in wide variety of asset classes. During the Reporting Period, the Fund’s diverse exposures, specifically the exposure to long term treasuries, contributed to its underperformance relative to the equity only Primary Index. The Fund underperformed the composite Secondary Index. The Fund was launched at the end of Q1 during extreme market volatility, and the Fund experienced heightened levels of tracking during certain periods of 2020 related to expenses, fees, and redemptions that created the need to frequently raise cash by short settling ETFs due to the relatively small size (AUM) of the Fund. In doing so, the Fund experienced elevated levels of cash drag.
2020 was an unprecedented year for global markets. Little in the way of diagnostics are needed to ascertain the source of the havoc that was wreaked upon capital markets during the first quarter of 2020. The spread of the Coronavirus Disease 2019 (COVID-19) served as the proximate source. But it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. Amid the shock to markets and economies in March, policy makers globally responded with unprecedented monetary and fiscal stimulus, which helped stem the fallout and led to a recovery over the final nine months. Despite a tumultuous ride which included the shortest bear market in history, 2020 delivered positive returns for every asset class in the Fund.
In the U.S., equity markets built upon their late 2019 momentum through the first half of January. Relatively upbeat fourth quarter earnings alongside rebounding December retails sales and a big positive surprise from the Philly Fed Business Outlook Survey helped lift US large cap equities to new highs in the middle of the month. However, the optimism was derailed amidst increased risk-aversion over concerns surrounding the spreading coronavirus. By March 11th, the WHO declared the coronavirus outbreak a global pandemic and the Dow Jones Industrial Index had fallen by 20%, technically entering a bear market. Significant monetary and fiscal policies would be announced boosting sentiment, but it would not be enough to prevent equities from posting some of the worst quarterly returns in recent memory. For the first quarter the S&P 500 was down 19.69%, and small cap stocks as represented by the Russell 2000 were down 30.61%.
Equity markets would rebound strongly in the second and third quarters bolstered by the unprecedented action of Congress and the Federal Reserve (the “Fed”), which injected trillions of dollars into the economy to provide emergency income for unemployed workers and to help keep businesses afloat. Encouraging economic data also contributed to the strong equity performance as U.S. labor market, retail sales and manufacturing data rebounded strongly in May. Markets showed no signs of slowing through most of the summer. In August, at the annual conference in Jackson Hole, the Fed introduced flexible average inflation targeting – allowing for higher inflation than traditionally targeted in order to drive a stronger labor market. Trading in equities got choppier into fall as fiscal support waned and services growth remained restricted given persistent and rising coronavirus cases.
The final quarter of the year saw housing and personal spending register robust gains. Risk assets rallied to close the year on positive news flow on vaccines and US election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth and small cap equities performed spectacularly erasing their underperformance versus large caps for the year. The S&P 500 Index gained 12.15% during the 4th quarter and gained 18.4% for the Reporting Period. The Russell 2000 Index returned an eye popping 31.37% during the fourth quarter and returned 19.96% for the Reporting Period.
Outside of the U.S., international equity markets posted positive annual performance boosted by a 4th quarter which yielded encouraging vaccine data, and U.S. dollar depreciation. European equity performance was negative through the first three quarters of 2020 but rallied in the final quarter on the back of positive vaccine news. The MSCI Europe Index posted a gain of 15.66% for the fourth quarter and returned 5.93% for the entirety of the Reporting Period. Emerging market equities had a particularly strong fourth quarter benefiting from a falling U.S. dollar and increasing global trade activity. The U.S. dollar declined by nearly 4% in the quarter, its weakest fourth quarter performance since 2003, amid increased risk appetite and continued monetary support. Meanwhile China continued its sustained economic recovery, led by growth in exports and manufacturing. The MSCI Emerging Markets Index, was up 19.77% for the quarter and returned 18.69% for the Reporting Period. Overall, international equity markets as measured by the MSCI All Country World Index Ex U.S. (ACWI Ex U.S.) posted a gain of 17.08% for the final quarter and was up 11.13% for the Reporting Period.
Within fixed income, momentum from the coronavirus outbreak and sudden oil price war between Saudi Arabia and Russia pressured U.S. rates in March, with the yield on the 10-Year U.S. Treasury note sliding below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). Bond yields remained low through the second quarter as central banks introduced massive stimulus measures and cut policy rates. Against the backdrop of a risk-on sentiment, lower equity volatility and loosening financial conditions, spread products broadly outperformed government bonds during the second quarter. The U.S. Treasury curve initially flattened in the third quarter, but as the Average Inflation Targeting framework was announced by the Fed, it steepened again, ending the quarter roughly where it started. Spreads in credit saw modest tightening overall in the third quarter, albeit with bouts of volatility, in particular with a risk-off wave seen over the last few weeks of September.
See accompanying notes to financial statements.
41

STATE STREET TARGET RETIREMENT 2065 FUND
Management’s Discussion Of Fund Performance (Unaudited)  (continued)
The final quarter of the year saw the short end of the U.S. Treasury curve remain unchanged but yields on longer maturities drift higher. U.S. 10-year Treasury yields moved up by 24 bp to end at 0.93% for the year. On the year, the Bloomberg Barclays U.S. Long Treasury Index rose an impressive 17.70%.
The Fund did not invest in derivatives during the Reporting Period.
The top positive contributors to the Fund’s performance during the Reporting Period were State Street Equity 500 Index II Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Global All Cap Equity ex.-U.S. Index Portfolio. There were no negative contributors to the Fund’s performance during the Reporting Period.
(1) The Fund was seeded with cash on March 27, 2020, but its inception date is March 30, 2020 when it commenced investment operations, the trade date for its initial investments made in accordance with its investment objective.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

State Street Target Retirement 2065 Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
Total Return Inception Date to December 31, 2020*
State Street Target Retirement 2065 Fund Class I	43.15%
State Street Target Retirement 2065 Fund Class K	43.34%
S&P 500 Index(b)	44.92%
State Street Target Retirement 2065 Composite Index(c)	46.03%
*	The Fund was seeded with cash on March 27, 2020, but its inception date is March 30, 2020 when it commenced investment operations, the trade date for its initial investments made in accordance with its investment objective.
(b)	The S&P 500 Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
(c)	The State Street Target Retirement 2065 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
43

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of December 31, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.7%
International Equity	37.9
Domestic Fixed Income	9.8
Short Term Investments	1.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 18.6%
State Street Equity 500 Index II Portfolio	232,684	$ 80,222,366
State Street Small/Mid Cap Equity Index Portfolio	46,069	15,098,214
		95,320,580
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	329,346	35,878,953
SPDR Portfolio Short Term Corporate Bond ETF (b)	651,140	20,445,796
SPDR Portfolio Short Term Treasury ETF (b)	2,631,962	80,827,553
State Street Aggregate Bond Index Portfolio	954,590	102,360,710
		239,513,012
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	4,412,037	92,233,634
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	505,235	58,814,413
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	580,432	25,806,007
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $453,669,180)		511,687,646
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	1,550,043	1,550,043
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	36,692,913	$ 36,692,913
TOTAL SHORT-TERM INVESTMENTS (Cost $38,242,956)		$ 38,242,956
TOTAL INVESTMENTS—107.2% (Cost $491,912,136)		549,930,602
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.2)%		(36,991,693)
NET ASSETS—100.0%		$ 512,938,909
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 511,687,646	$—	$—	$ 511,687,646
Short-Term Investments	38,242,956	—	—	38,242,956
TOTAL INVESTMENTS	$549,930,602	$—	$—	$549,930,602
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases*	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,011,577	$ 39,447,025	$ 58,998,414	$ 11,568,989	$ 400,203	$ 4,956,981	4,412,037	$ 92,233,634	$1,391,880	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	140,001	15,335,709	20,947,262	3,146,188	(185,688)	2,927,858	329,346	35,878,953	1,554,897	—
SPDR Dow Jones Global Real Estate ETF	213,856	11,017,861	16,245,749	3,472,258	(477,455)	2,492,110	580,432	25,806,007	764,505	—
SPDR Portfolio Short Term Corporate Bond ETF	284,632	8,778,051	13,671,330	2,727,278	(1,446)	725,139	651,140	20,445,796	306,982	—
SPDR Portfolio Short Term Treasury ETF	1,156,208	34,639,992	56,969,545	11,673,120	388,035	503,101	2,631,962	80,827,553	380,358	—
State Street Aggregate Bond Index Portfolio	4,270,245	43,770,015	71,172,747	15,766,365	869,515	2,314,798	954,590	102,360,710	1,982,636	538,970
State Street Equity 500 Index II Portfolio	2,433,925	36,776,602	45,714,405	21,512,499	1,469,813	17,774,045	232,684	80,222,366	1,298,173	1,642,826
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,074,612	22,115,361	38,827,867	17,287,634	(924,020)	16,082,839	505,235	58,814,413	1,061,789	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	885,816	885,816	82,648,372	81,984,145	—	—	1,550,043	1,550,043	4,058	—
State Street Navigator Securities Lending Portfolio II	—	—	653,195,949	616,503,036	—	—	36,692,913	36,692,913	69,909	—
State Street Small/Mid Cap Equity Index Portfolio	544,010	6,925,254	8,552,165	6,950,000	854,132	5,716,663	46,069	15,098,214	221,195	287,518
Total		$219,691,686	$1,066,943,805	$792,591,512	$2,393,089	$53,493,534		$549,930,602	$9,036,382	$2,469,314
*	Includes $119,833,539 from the merger with State Street Target Retirement 2015 Fund. (See Note 10)
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 24.6%
State Street Equity 500 Index II Portfolio	510,053	$ 175,850,802
State Street Small/Mid Cap Equity Index Portfolio	111,145	36,425,544
		212,276,346
DOMESTIC FIXED INCOME — 36.8%
SPDR Bloomberg Barclays High Yield Bond ETF	553,744	60,324,871
SPDR Portfolio Short Term Corporate Bond ETF (b)	486,701	15,282,412
SPDR Portfolio Short Term Treasury ETF (b)	1,936,201	59,460,733
State Street Aggregate Bond Index Portfolio	1,695,732	181,833,361
		316,901,377
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,423,377	155,185,696
INTERNATIONAL EQUITY — 15.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,146,664	133,483,175
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	975,660	43,377,844
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $765,206,716)		861,224,438
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	2,639,920	2,639,920
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	46,474,866	$ 46,474,866
TOTAL SHORT-TERM INVESTMENTS (Cost $49,114,786)		$ 49,114,786
TOTAL INVESTMENTS—105.6% (Cost $814,321,502)		910,339,224
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.6)%		(48,218,888)
NET ASSETS—100.0%		$ 862,120,336
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$861,224,438	$—	$—	$861,224,438
Short-Term Investments	49,114,786	—	—	49,114,786
TOTAL INVESTMENTS	$910,339,224	$—	$—	$910,339,224
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,242,468	$142,024,798	$ 43,886,844	$ 39,497,170	$ 1,100,505	$ 7,670,719	7,423,377	$155,185,696	$ 1,650,996	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	504,405	55,252,524	19,798,947	14,585,776	(1,135,317)	994,493	553,744	60,324,871	2,819,096	—
SPDR Dow Jones Global Real Estate ETF	770,441	39,693,119	15,294,279	8,269,734	(1,440,181)	(1,899,639)	975,660	43,377,844	1,330,275	—
SPDR Portfolio Short Term Corporate Bond ETF	127,963	3,946,379	12,299,292	1,339,949	23,064	353,626	486,701	15,282,412	191,732	—
SPDR Portfolio Short Term Treasury ETF	474,514	14,216,439	49,708,205	4,808,024	118,644	225,469	1,936,201	59,460,733	214,169	—
State Street Aggregate Bond Index Portfolio	19,207,489	196,876,757	63,383,045	85,382,576	3,757,174	3,198,961	1,695,732	181,833,361	3,980,678	936,921
State Street Equity 500 Index II Portfolio	11,935,738	180,349,008	37,073,173	61,518,884	7,242,032	12,705,473	510,053	175,850,802	2,840,364	3,594,453
State Street Global All Cap Equity ex-U.S. Index Portfolio	11,138,131	118,732,478	43,842,888	45,682,725	(2,697,898)	19,288,432	1,146,664	133,483,175	2,406,857	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,011,720	2,011,720	171,759,560	171,131,360	—	—	2,639,920	2,639,920	7,199	—
State Street Navigator Securities Lending Portfolio II	4,036,500	4,036,500	867,768,952	825,330,586	—	—	46,474,866	46,474,866	129,208	—
State Street Small/Mid Cap Equity Index Portfolio	2,766,643	35,219,362	10,492,871	19,815,000	1,856,729	8,671,582	111,145	36,425,544	536,067	696,804
Total		$792,359,084	$1,335,308,056	$1,277,361,784	$ 8,824,752	$ 51,209,116		$910,339,224	$16,106,641	$5,228,178
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 32.5%
State Street Equity 500 Index II Portfolio	983,103	$ 338,944,393
State Street Small/Mid Cap Equity Index Portfolio	242,534	79,485,731
		418,430,124
DOMESTIC FIXED INCOME — 30.9%
SPDR Bloomberg Barclays High Yield Bond ETF	754,771	82,224,753
SPDR Portfolio Long Term Treasury ETF (b)	1,137,775	51,347,786
SPDR Portfolio Short Term Corporate Bond ETF (b)	84,693	2,659,360
SPDR Portfolio Short Term Treasury ETF	266,523	8,184,921
State Street Aggregate Bond Index Portfolio	2,365,286	253,629,634
		398,046,454
INFLATION LINKED — 11.2%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	6,914,446	144,546,494
INTERNATIONAL EQUITY — 22.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,431,053	282,998,878
REAL ESTATE — 3.0%
SPDR Dow Jones Global Real Estate ETF (b)	872,313	38,783,036
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,124,254,767)		1,282,804,986
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	5,728,591	$ 5,728,591
State Street Navigator Securities Lending Portfolio II (a)(e)	1,703,196	1,703,196
TOTAL SHORT-TERM INVESTMENTS (Cost $7,431,787)		$ 7,431,787
TOTAL INVESTMENTS—100.2% (Cost $1,131,686,554)		1,290,236,773
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(2,143,940)
NET ASSETS—100.0%		$ 1,288,092,833
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,282,804,986	$—	$—	$1,282,804,986
Short-Term Investments	7,431,787	—	—	7,431,787
TOTAL INVESTMENTS	$1,290,236,773	$—	$—	$1,290,236,773
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$ —	$ 143,461,508	$ 4,240,985	$ 159,466	$ 5,166,505	6,914,446	$ 144,546,494	$ 1,826,828	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	571,127	62,561,251	29,999,629	10,709,409	(912,869)	1,286,151	754,771	82,224,753	3,470,368	—
SPDR Dow Jones Global Real Estate ETF	508,118	26,178,239	16,689,704	2,571,631	(561,799)	(951,477)	872,313	38,783,036	1,022,337	—
SPDR Portfolio Long Term Treasury ETF	1,273,299	49,493,132	25,202,754	31,986,426	8,013,569	624,757	1,137,775	51,347,786	777,186	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	2,755,256	119,953	6,497	17,560	84,693	2,659,360	16,356	—
SPDR Portfolio Short Term Treasury ETF	—	—	8,387,159	199,930	(291)	(2,017)	266,523	8,184,921	6,810	—
SPDR Portfolio TIPS ETF	3,656,543	104,394,303	4,829,071	111,995,605	5,222,507	(2,450,276)	—	—	—	—
State Street Aggregate Bond Index Portfolio	19,295,451	197,778,370	104,752,950	56,728,143	2,543,307	5,283,150	2,365,286	253,629,634	4,901,058	1,281,065
State Street Equity 500 Index II Portfolio	20,206,795	305,324,680	86,485,790	88,412,328	7,577,722	27,968,529	983,103	338,944,393	5,355,234	6,776,999
State Street Global All Cap Equity ex-U.S. Index Portfolio	20,861,867	222,387,502	93,852,228	67,191,070	(2,869,963)	36,820,181	2,431,053	282,998,878	5,008,873	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,868,313	7,868,313	252,497,278	254,637,000	—	—	5,728,591	5,728,591	12,727	—
State Street Navigator Securities Lending Portfolio II	—	—	624,557,844	622,854,648	—	—	1,703,196	1,703,196	105,178	—
State Street Small/Mid Cap Equity Index Portfolio	5,670,365	72,183,742	20,472,579	33,290,001	3,536,062	16,583,349	242,534	79,485,731	1,144,678	1,487,902
Total		$1,048,169,532	$1,413,943,750	$1,284,937,129	$22,714,208	$90,346,412		$1,290,236,773	$23,647,633	$9,545,966
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 39.1%
State Street Equity 500 Index II Portfolio	1,287,822	$ 444,002,348
State Street Small/Mid Cap Equity Index Portfolio	361,330	118,418,561
		562,420,909
DOMESTIC FIXED INCOME — 29.7%
SPDR Bloomberg Barclays High Yield Bond ETF	667,628	72,731,394
SPDR Portfolio Long Term Treasury ETF	2,797,054	126,231,047
State Street Aggregate Bond Index Portfolio	2,129,289	228,323,641
		427,286,082
INFLATION LINKED — 2.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	1,358,366	28,396,642
INTERNATIONAL EQUITY — 28.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,503,715	407,867,498
REAL ESTATE — 0.5%
SPDR Dow Jones Global Real Estate ETF (b)	161,817	7,194,384
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,223,928,883)		1,433,165,515
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	3,707,162	3,707,162
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	1,251,125	$ 1,251,125
TOTAL SHORT-TERM INVESTMENTS (Cost $4,958,287)		$ 4,958,287
TOTAL INVESTMENTS—100.1% (Cost $1,228,887,170)		1,438,123,802
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(1,132,756)
NET ASSETS—100.0%		$ 1,436,991,046
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,433,165,515	$—	$—	$1,433,165,515
Short-Term Investments	4,958,287	—	—	4,958,287
TOTAL INVESTMENTS	$1,438,123,802	$—	$—	$1,438,123,802
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$ —	$ 29,223,280	$ 1,294,859	$ (3,151)	$ 471,372	1,358,366	$ 28,396,642	$ 211,215	$ —
SPDR Bloomberg Barclays High Yield Bond ETF	404,416	44,299,729	31,933,498	5,126,432	(461,088)	2,085,687	667,628	72,731,394	2,842,684	—
SPDR Dow Jones Global Real Estate ETF	—	—	6,436,617	—	—	757,767	161,817	7,194,384	96,670	—
SPDR Portfolio Long Term Treasury ETF	2,691,017	104,599,831	67,019,441	63,263,090	15,916,232	1,958,633	2,797,054	126,231,047	1,724,123	—
SPDR Portfolio TIPS ETF	1,099,008	31,376,678	1,097,106	33,297,010	1,498,935	(675,709)	—	—	—	—
State Street Aggregate Bond Index Portfolio	14,212,438	145,677,484	97,569,328	21,171,439	931,739	5,316,529	2,129,289	228,323,641	4,180,612	1,141,856
State Street Equity 500 Index II Portfolio	24,144,263	364,819,813	110,247,618	78,706,237	6,160,487	41,480,667	1,287,822	444,002,348	6,871,912	8,696,341
State Street Global All Cap Equity ex-U.S. Index Portfolio	26,713,912	284,770,304	134,256,419	63,539,654	203,327	52,177,102	3,503,715	407,867,498	7,071,804	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,267,668	5,267,668	249,667,697	251,228,203	—	—	3,707,162	3,707,162	13,616	—
State Street Navigator Securities Lending Portfolio II	212,325	212,325	608,067,388	607,028,588	—	—	1,251,125	1,251,125	103,680	—
State Street Small/Mid Cap Equity Index Portfolio	7,955,106	101,268,501	29,958,104	42,050,000	4,413,182	24,828,774	361,330	118,418,561	1,673,203	2,174,901
Total		$1,082,292,333	$1,365,476,496	$1,166,705,512	$28,659,663	$128,400,822		$1,438,123,802	$24,789,519	$12,013,098
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 43.5%
State Street Equity 500 Index II Portfolio	1,225,187	$ 422,407,676
State Street Small/Mid Cap Equity Index Portfolio	392,510	128,637,225
		551,044,901
DOMESTIC FIXED INCOME — 24.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	292,411	31,855,254
SPDR Portfolio Long Term Treasury ETF	2,739,335	123,626,189
State Street Aggregate Bond Index Portfolio	1,407,952	150,974,679
		306,456,122
INTERNATIONAL EQUITY — 32.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,473,501	404,350,298
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,065,944,565)		1,261,851,321
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	4,053,164	4,053,164
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	299,700	$ 299,700
TOTAL SHORT-TERM INVESTMENTS (Cost $4,352,864)		$ 4,352,864
TOTAL INVESTMENTS—100.1% (Cost $1,070,297,429)		1,266,204,185
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(861,735)
NET ASSETS—100.0%		$ 1,265,342,450
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,261,851,321	$—	$—	$1,261,851,321
Short-Term Investments	4,352,864	—	—	4,352,864
TOTAL INVESTMENTS	$1,266,204,185	$—	$—	$1,266,204,185
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	95,734	$ 10,486,702	$ 23,663,553	$ 3,881,922	$ (188,905)	$ 1,775,826	292,411	$ 31,855,254	$ 1,037,910	$ —
SPDR Portfolio Long Term Treasury ETF	2,273,624	88,375,765	62,107,443	41,827,122	10,902,855	4,067,248	2,739,335	123,626,189	1,551,283	—
SPDR Portfolio TIPS ETF	271,623	7,754,837	260,508	8,236,280	302,276	(81,341)	—	—	—	—
State Street Aggregate Bond Index Portfolio	9,773,612	100,179,518	70,980,007	24,095,692	982,869	2,927,977	1,407,952	150,974,679	2,680,324	737,256
State Street Equity 500 Index II Portfolio	21,863,367	330,355,480	104,479,034	56,158,418	2,184,790	41,546,790	1,225,187	422,407,676	6,468,747	8,186,138
State Street Global All Cap Equity ex-U.S. Index Portfolio	25,129,154	267,876,782	128,092,148	42,156,266	(7,801)	50,545,435	3,473,501	404,350,298	6,923,913	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,473,779	7,473,779	206,684,270	210,104,885	—	—	4,053,164	4,053,164	12,581	—
State Street Navigator Securities Lending Portfolio II	—	—	254,124,671	253,824,971	—	—	299,700	299,700	45,136	—
State Street Small/Mid Cap Equity Index Portfolio	8,217,694	104,611,247	32,890,386	40,029,998	4,261,223	26,904,367	392,510	128,637,225	1,800,290	2,340,096
Total		$ 917,114,110	$883,282,020	$680,315,554	$18,437,307	$127,686,302		$1,266,204,185	$20,520,184	$11,263,490
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 47.3%
State Street Equity 500 Index II Portfolio	1,145,732	$ 395,014,109
State Street Small/Mid Cap Equity Index Portfolio	421,641	138,184,457
		533,198,566
DOMESTIC FIXED INCOME — 17.7%
SPDR Portfolio Long Term Treasury ETF (b)	2,444,829	110,335,133
State Street Aggregate Bond Index Portfolio	837,846	89,842,189
		200,177,322
INTERNATIONAL EQUITY — 34.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,358,134	390,920,341
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $940,577,503)		1,124,296,229
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	4,613,762	4,613,762
State Street Navigator Securities Lending Portfolio II (a)(e)	2,010,200	2,010,200
TOTAL SHORT-TERM INVESTMENTS (Cost $6,623,962)		$ 6,623,962
TOTAL INVESTMENTS—100.3% (Cost $947,201,465)		1,130,920,191
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(3,162,674)
NET ASSETS—100.0%		$ 1,127,757,517

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,124,296,229	$—	$—	$1,124,296,229
Short-Term Investments	6,623,962	—	—	6,623,962
TOTAL INVESTMENTS	$1,130,920,191	$—	$—	$1,130,920,191
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,951,123	$ 75,840,151	$ 60,888,019	$ 39,103,510	$ 9,802,116	$ 2,908,357	2,444,829	$ 110,335,133	$ 1,354,834	$ —
State Street Aggregate Bond Index Portfolio	5,348,069	54,817,705	45,912,586	13,060,000	542,886	1,629,012	837,846	89,842,189	1,517,372	428,404
State Street Equity 500 Index II Portfolio	19,446,130	293,831,019	101,373,569	42,529,143	2,286,048	40,052,616	1,145,732	395,014,109	5,979,048	7,566,430
State Street Global All Cap Equity ex-U.S. Index Portfolio	23,335,005	248,751,155	120,048,191	27,906,331	2,197,187	47,830,139	3,358,134	390,920,341	6,622,088	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,517,621	4,517,621	182,577,487	182,481,346	—	—	4,613,762	4,613,762	10,653	—
State Street Navigator Securities Lending Portfolio II	—	—	248,942,460	246,932,260	—	—	2,010,200	2,010,200	9,450	—
State Street Small/Mid Cap Equity Index Portfolio	8,471,002	107,835,854	34,699,328	38,270,000	4,503,809	29,415,466	421,641	138,184,457	1,912,882	2,486,446
Total		$785,593,505	$794,441,640	$590,282,590	$19,332,046	$121,835,590		$1,130,920,191	$17,406,327	$10,481,280
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 50.1%
State Street Equity 500 Index II Portfolio	900,809	$ 310,571,868
State Street Small/Mid Cap Equity Index Portfolio	384,176	125,905,953
		436,477,821
DOMESTIC FIXED INCOME — 12.8%
SPDR Portfolio Long Term Treasury ETF	1,884,220	85,034,849
State Street Aggregate Bond Index Portfolio	242,176	25,968,587
		111,003,436
INTERNATIONAL EQUITY — 36.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,752,509	320,419,519
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $718,263,868)		867,900,776
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b)(c) (Cost $4,087,329)	4,087,329	4,087,329
TOTAL INVESTMENTS—100.2% (Cost $722,351,197)		871,988,105
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(1,575,530)
NET ASSETS—100.0%		$ 870,412,575

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$867,900,776	$—	$—	$867,900,776
Short-Term Investment	4,087,329	—	—	4,087,329
TOTAL INVESTMENTS	$871,988,105	$—	$—	$871,988,105
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,472,359	$ 57,230,594	$ 48,489,236	$ 30,325,561	$ 7,935,412	$ 1,705,168	1,884,220	$ 85,034,849	$ 1,036,788	$ —
State Street Aggregate Bond Index Portfolio	1,151,918	11,807,156	15,784,954	2,110,001	138,598	347,880	242,176	25,968,587	379,746	115,208
State Street Equity 500 Index II Portfolio	14,904,611	225,208,677	84,740,944	33,612,641	50,809	34,184,079	900,809	310,571,868	4,644,225	5,877,223
State Street Global All Cap Equity ex-U.S. Index Portfolio	18,711,759	199,467,354	96,891,590	17,121,044	(657,873)	41,839,492	2,752,509	320,419,519	5,358,317	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,825,017	4,825,017	155,452,154	156,189,842	—	—	4,087,329	4,087,329	9,364	—
State Street Navigator Securities Lending Portfolio II	—	—	219,438,122	219,438,122	—	—	—	—	12,384	—
State Street Small/Mid Cap Equity Index Portfolio	7,509,057	95,590,294	32,341,079	33,140,000	2,894,860	28,219,720	384,176	125,905,953	1,720,129	2,235,898
Total		$594,129,092	$653,138,079	$ 491,937,211	$10,361,806	$106,296,339		$871,988,105	$13,160,953	$8,228,329
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	637,545	$ 219,806,474
State Street Small/Mid Cap Equity Index Portfolio	297,327	97,442,759
		317,249,233
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF (b)	1,325,876	59,836,784
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,997,969	232,583,582
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $505,893,444)		609,669,599
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	2,538,129	2,538,129
State Street Navigator Securities Lending Portfolio II (a)(e)	27,600	27,600
TOTAL SHORT-TERM INVESTMENTS (Cost $2,565,729)		$ 2,565,729
TOTAL INVESTMENTS—100.1% (Cost $508,459,173)		612,235,328
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(663,475)
NET ASSETS—100.0%		$ 611,571,853

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$609,669,599	$—	$—	$609,669,599
Short-Term Investments	2,565,729	—	—	2,565,729
TOTAL INVESTMENTS	$612,235,328	$—	$—	$612,235,328
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	955,477	$ 37,139,391	$ 37,009,137	$ 20,571,245	$5,313,496	$ 946,005	1,325,876	$ 59,836,784	$ 699,110	$ —
State Street Equity 500 Index II Portfolio	9,736,522	147,118,844	69,786,704	20,018,582	(112,494)	23,032,002	637,545	219,806,474	3,263,981	4,130,537
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,427,071	132,472,577	80,261,011	9,691,277	(521,892)	30,063,163	1,997,969	232,583,582	3,861,620	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,553,827	3,553,827	115,899,087	116,914,785	—	—	2,538,129	2,538,129	6,940	—
State Street Navigator Securities Lending Portfolio II	—	—	189,706,489	189,678,889	—	—	27,600	27,600	7,312	—
State Street Small/Mid Cap Equity Index Portfolio	5,154,800	65,620,603	28,697,080	20,580,000	2,302,460	21,402,616	297,327	97,442,759	1,314,348	1,708,446
Total		$385,905,242	$521,359,508	$377,454,778	$6,981,570	$75,443,786		$612,235,328	$ 9,153,311	$5,838,983
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	346,647	$ 119,513,323
State Street Small/Mid Cap Equity Index Portfolio	161,610	52,964,533
		172,477,856
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF (b)	720,811	32,530,201
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,085,984	126,419,462
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $277,482,170)		331,427,519
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d) (Cost $1,901,285)	1,901,285	1,901,285
TOTAL INVESTMENTS—100.1% (Cost $279,383,455)		333,328,804
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(414,051)
NET ASSETS—100.0%		$ 332,914,753

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$331,427,519	$—	$—	$331,427,519
Short-Term Investment	1,901,285	—	—	1,901,285
TOTAL INVESTMENTS	$333,328,804	$—	$—	$333,328,804
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	490,948	$ 19,083,149	$ 22,453,562	$ 12,247,633	$ 3,111,017	$ 130,106	720,811	$ 32,530,201	$ 367,246	$ —
State Street Equity 500 Index II Portfolio	5,004,160	75,612,850	44,474,768	12,559,353	(320,663)	12,305,721	346,647	119,513,323	1,771,444	2,241,747
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,386,689	68,082,107	47,690,941	4,938,144	(528,842)	16,113,400	1,085,984	126,419,462	2,095,956	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,338,809	2,338,809	71,998,401	72,435,925	—	—	1,901,285	1,901,285	4,532	—
State Street Navigator Securities Lending Portfolio II	—	—	75,217,661	75,217,661	—	—	—	—	4,651	—
State Street Small/Mid Cap Equity Index Portfolio	2,649,033	33,722,194	18,701,766	11,940,000	980,954	11,499,619	161,610	52,964,533	713,860	927,906
Total		$198,839,109	$280,537,099	$189,338,716	$3,242,466	$40,048,846		$333,328,804	$4,957,689	$3,169,653
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	146,610	$ 50,546,808
State Street Small/Mid Cap Equity Index Portfolio	68,264	22,372,292
		72,919,100
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF (b)	305,095	13,768,937
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	459,410	53,479,873
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $118,663,095)		140,167,910
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d) (Cost $755,775)	755,775	755,775
TOTAL INVESTMENTS—100.1% (Cost $119,418,870)		140,923,685
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(73,841)
NET ASSETS—100.0%		$ 140,849,844

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$140,167,910	$—	$—	$140,167,910
Short-Term Investment	755,775	—	—	755,775
TOTAL INVESTMENTS	$140,923,685	$—	$—	$140,923,685
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	185,180	$ 7,197,947	$ 12,619,561	$ 7,292,747	$1,517,760	$ (273,584)	305,095	$ 13,768,937	$ 149,230	$ —
State Street Equity 500 Index II Portfolio	1,886,325	28,502,371	23,889,115	6,742,994	(327,925)	5,226,241	146,610	50,546,808	740,419	936,992
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,410,723	25,698,310	24,723,466	3,402,894	(512,960)	6,973,951	459,410	53,479,873	875,969	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	628,414	628,414	37,142,744	37,015,383	—	—	755,775	755,775	2,137	—
State Street Navigator Securities Lending Portfolio II	—	—	77,622,512	77,622,512	—	—	—	—	4,163	—
State Street Small/Mid Cap Equity Index Portfolio	997,941	12,703,782	10,279,297	5,758,978	346,057	4,802,134	68,264	22,372,292	298,410	387,887
Total		$74,730,824	$186,276,695	$137,835,508	$1,022,932	$16,728,742		$140,923,685	$2,070,328	$1,324,879
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	3,843	$ 1,324,993
State Street Small/Mid Cap Equity Index Portfolio	1,784	584,792
		1,909,785
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	8,004	361,220
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,042	1,401,751
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,393,475)		3,672,756
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b)(c) (Cost $48,118)	48,118	48,118
TOTAL INVESTMENTS—100.7% (Cost $3,441,593)		3,720,874
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(26,644)
NET ASSETS—100.0%		$ 3,694,230

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,672,756	$—	$—	$3,672,756
Short-Term Investment	48,118	—	—	48,118
TOTAL INVESTMENTS	$3,720,874	$—	$—	$3,720,874
Affiliate Table
	Number of Shares Held at 3/30/20*	Value at 3/30/20*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	—	$—	$ 932,551	$ 563,211	$ (5,067)	$ (3,053)	8,004	$ 361,220	$ 1,676	$ —
State Street Equity 500 Index II Portfolio	—	—	1,455,689	252,938	45,565	76,677	3,843	1,324,993	18,978	24,015
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	1,491,551	274,864	51,441	133,623	12,042	1,401,751	22,451	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,861,119	2,813,001	—	—	48,118	48,118	20	—
State Street Small/Mid Cap Equity Index Portfolio	—	—	651,347	192,330	53,741	72,034	1,784	584,792	7,648	9,941
Total		$—	$7,392,257	$4,096,344	$145,680	$279,281		$3,720,874	$50,773	$33,956
*	Commencement of operations.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$549,930,602	$910,339,224	$1,290,236,773	$1,438,123,802
Cash	82	—	103	99,729
Receivable for investments sold	14,339,299	31,309,707	47,600,000	48,500,271
Receivable for fund shares sold	274,962	620,191	2,918,580	1,250,263
Dividends receivable — unaffiliated issuers	1,359	10	—	—
Dividends receivable — affiliated issuers	94	117	266	57
Securities lending income receivable — unaffiliated issuers	—	—	—	892
Securities lending income receivable — affiliated issuers	5,235	8,272	1,798	1,631
Receivable from Adviser	98,334	141,677	121,419	117,238
Prepaid expenses and other assets	773	1,282	1,757	1,900
TOTAL ASSETS	564,650,740	942,420,480	1,340,880,696	1,488,095,783
LIABILITIES
Payable upon return of securities loaned	36,692,913	46,474,866	1,703,196	1,251,125
Payable for investments purchased	14,821,453	32,175,214	50,713,634	49,312,291
Payable for fund shares repurchased	42,612	1,506,079	174,836	323,521
Advisory fee payable	21,337	35,781	52,938	59,173
Custodian fees payable	8,200	7,969	8,116	8,053
Administration fees payable	21,747	36,168	53,261	59,468
Trustees’ fees and expenses payable	56	234	296	293
Transfer agent fees payable	40,501	12,623	16,801	18,970
Sub-transfer agent fee payable	158	83	232	245
Registration and filing fees payable	17,970	3,551	14,442	21,951
Professional fees payable	40,251	33,884	34,112	34,091
Printing and postage fees payable	3,781	6,184	7,913	7,893
Distribution payable	2	976	17	—
Accrued expenses and other liabilities	850	6,532	8,069	7,663
TOTAL LIABILITIES	51,711,831	80,300,144	52,787,863	51,104,737
NET ASSETS	$512,938,909	$862,120,336	$1,288,092,833	$1,436,991,046
NET ASSETS CONSIST OF:
Paid-in Capital	$459,624,860	$760,089,678	$ 1,114,394,234	$1,206,451,330
Total distributable earnings (loss)	53,314,049	102,030,658	173,698,599	230,539,716
NET ASSETS	$512,938,909	$862,120,336	$1,288,092,833	$1,436,991,046
Class I
Net Assets	$ 21,801,361	$ 41,182,376	$ 59,791,963	$ 69,750,189
Shares Outstanding	1,817,911	3,370,337	4,577,688	5,092,630
Net asset value, offering and redemption price per share	$ 11.99	$ 12.22	$ 13.06	$ 13.70
Class K
Net Assets	$491,137,548	$820,937,960	$1,228,300,870	$1,367,240,857
Shares Outstanding	41,016,923	67,126,057	93,856,947	99,660,738
Net asset value, offering and redemption price per share	$ 11.97	$ 12.23	$ 13.09	$ 13.72
COST OF INVESTMENTS:
Investments in affiliated issuers	491,912,136	814,321,502	1,131,686,554	1,228,887,170
* Includes investments in securities on loan, at value	$ 37,096,808	$ 45,296,198	$ 3,417,773	$ 3,481,217
See accompanying notes to financial statements.
66

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$1,266,204,185	$1,130,920,191	$871,988,105	$612,235,328	$333,328,804	$140,923,685	$3,720,874
—	—	—	—	—	—	—
38,600,000	33,300,000	24,030,000	15,370,000	8,100,000	3,550,000	90,200
1,320,089	1,493,304	1,116,058	949,514	964,580	501,478	40,662
—	—	—	—	—	—	—
86	182	73	33	27	12	3
21	—	15	468	21	40	—
781	774	1,513	—	—	—	—
89,494	71,131	58,694	46,697	32,933	28,461	—
1,629	1,444	1,117	745	389	156	2
1,306,216,285	1,165,787,026	897,195,575	628,602,785	342,426,754	145,003,832	3,851,741

299,700	2,010,200	—	27,600	—	—	—
39,963,623	35,526,256	26,373,534	16,657,317	9,307,780	4,023,230	115,782
415,430	311,465	254,830	214,159	102,517	51,289	2,540
51,933	46,353	35,625	25,018	13,535	5,685	10,473
8,033	8,047	8,044	8,044	8,068	8,080	8,107
52,157	46,557	35,752	25,081	13,599	5,748	140
244	202	152	101	50	13	—
20,469	20,878	22,072	21,983	21,382	20,853	133
—	—	—	—	71	65	185
15,143	14,814	10,925	11,397	5,441	1,934	335
33,906	33,756	33,573	33,345	34,191	34,991	19,796
6,969	5,972	4,412	4,310	4,081	1,794	—
—	—	350	—	—	11	—
6,228	5,009	3,731	2,577	1,286	295	20
40,873,835	38,029,509	26,783,000	17,030,932	9,512,001	4,153,988	157,511
$1,265,342,450	$1,127,757,517	$870,412,575	$ 611,571,853	$332,914,753	$140,849,844	$3,694,230

$1,054,005,584	$ 927,353,692	$708,638,647	$499,162,749	$274,219,518	$ 117,471,271	$3,349,042
211,336,866	200,403,825	161,773,928	112,409,104	58,695,235	23,378,573	345,188
$1,265,342,450	$1,127,757,517	$870,412,575	$ 611,571,853	$332,914,753	$140,849,844	$3,694,230

$ 49,518,267	$ 51,116,129	$ 23,058,828	$ 24,015,569	$ 8,939,921	$ 3,458,135	$ 136,868
3,497,363	3,562,047	1,581,550	1,658,001	607,231	235,345	10,000
$ 14.16	$ 14.35	$ 14.58	$ 14.48	$ 14.72	$ 14.69	$ 13.69

$1,215,824,183	$1,076,641,388	$847,353,747	$587,556,284	$323,974,832	$137,391,709	$3,557,362
85,572,456	74,963,976	58,128,712	40,541,416	22,038,674	9,349,947	259,866
$ 14.21	$ 14.36	$ 14.58	$ 14.49	$ 14.70	$ 14.69	$ 13.69

1,070,297,429	947,201,465	722,351,197	508,459,173	279,383,455	119,418,870	3,441,593
$ 294,138	$ 2,057,928	$ —	$ 45,130	$ 216,624	$ 401,657	$ —
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2020

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
	Year Ended 12/31/20	Year Ended 12/31/20	Year Ended 12/31/20	Year Ended 12/31/20
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4	$ 29	$ 7	$ 4
Dividend income — affiliated issuers	8,966,473	15,977,433	23,542,455	24,685,839
Unaffiliated securities lending income	2,495	2,293	3,015	11,969
Affiliated securities lending income	69,909	129,208	105,178	103,680
TOTAL INVESTMENT INCOME (LOSS)	9,038,881	16,108,963	23,650,655	24,801,492
EXPENSES
Advisory fee	198,105	377,866	523,263	565,403
Administration fees	198,105	377,866	523,263	565,403
Sub-transfer agent fee
Class I	3,324	7,560	9,826	11,880
Custodian fees	48,994	49,754	49,746	51,125
Trustees’ fees and expenses	24,036	29,906	32,886	33,375
Transfer agent fees	185,178	121,737	164,625	186,304
Registration and filing fees	56,431	39,627	40,069	40,460
Professional fees	25,829	35,767	37,535	37,877
Printing and postage fees	23,544	21,853	33,802	36,687
Insurance expense	1,630	3,785	4,914	4,983
Miscellaneous expenses	6,070	14,273	18,169	18,332
TOTAL EXPENSES	771,246	1,079,994	1,438,098	1,551,829
Expenses waived/reimbursed by the Adviser	(889,558)	(1,271,948)	(1,530,831)	(1,251,593)
NET EXPENSES	(118,312)	(191,954)	(92,733)	300,236
NET INVESTMENT INCOME (LOSS)	$ 9,157,193	$16,300,917	$ 23,743,388	$ 24,501,256
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	2,393,089	8,824,752	22,714,208	28,659,663
Capital gain distributions — affiliated issuers	2,469,314	5,228,178	9,545,966	12,013,098
Net realized gain (loss)	4,862,403	14,052,930	32,260,174	40,672,761
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	53,493,534	51,209,116	90,346,412	128,400,822
NET REALIZED AND UNREALIZED GAIN (LOSS)	58,355,937	65,262,046	122,606,586	169,073,583
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$67,513,130	$81,562,963	$146,349,974	$193,574,839
See accompanying notes to financial statements.
68

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund
Year Ended 12/31/20	Year Ended 12/31/20	Year Ended 12/31/20	Year Ended 12/31/20	Year Ended 12/31/20	Year Ended 12/31/20	For the Period 3/30/20 12/31/20(a)

$ 7	$ 9	$ 4	$ 5	$ —	$ 2	$ —
20,475,048	17,396,877	13,148,569	9,145,999	4,953,038	2,066,165	50,773
3,180	17	71	146	109	167	—
45,136	9,450	12,384	7,312	4,651	4,163	—
20,523,371	17,406,353	13,161,028	9,153,462	4,957,798	2,070,497	50,773

487,413	428,030	328,222	221,815	116,689	47,188	562
487,413	428,030	328,222	221,815	116,689	47,188	562

9,166	8,188	3,810	3,833	1,333	485	185
49,971	49,420	49,310	49,334	49,432	49,619	36,675
31,444	29,991	27,833	25,598	23,374	21,846	11,004
201,486	206,257	217,562	220,653	213,902	207,619	4,026
40,330	39,954	38,958	38,436	36,456	36,539	50,967
36,784	35,948	34,676	33,325	33,041	33,083	19,800
35,905	33,228	30,718	28,059	29,484	21,280	7,752
4,196	3,542	2,706	1,816	913	276	1
15,461	13,261	10,435	7,261	4,424	2,363	1,393
1,399,569	1,275,849	1,072,452	851,945	625,737	467,486	132,927
(1,000,473)	(865,313)	(766,022)	(648,479)	(520,551)	(425,570)	(132,522)
399,096	410,536	306,430	203,466	105,186	41,916	405
$ 20,124,275	$ 16,995,817	$ 12,854,598	$ 8,949,996	$ 4,852,612	$ 2,028,581	$ 50,368

18,437,307	19,332,046	10,361,806	6,981,570	3,242,466	1,022,932	145,680
11,263,490	10,481,280	8,228,329	5,838,983	3,169,653	1,324,879	33,956
29,700,797	29,813,326	18,590,135	12,820,553	6,412,119	2,347,811	179,636

127,686,302	121,835,590	106,296,339	75,443,786	40,048,846	16,728,742	279,281
157,387,099	151,648,916	124,886,474	88,264,339	46,460,965	19,076,553	458,917
$ 177,511,374	$168,644,733	$137,741,072	$97,214,335	$51,313,577	$21,105,134	$ 509,285
(a)	For the period March 30, 2020 (commencement of investment operations) through December 31, 2020. (See Note 1)
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,157,193	$ 6,553,981	$ 16,300,917	$ 27,715,398
Net realized gain (loss)	4,862,403	942,013	14,052,930	37,256,373
Net change in unrealized appreciation/depreciation	53,493,534	21,318,121	51,209,116	88,050,399
Net increase (decrease) in net assets resulting from operations	67,513,130	28,814,115	81,562,963	153,022,170
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(345,325)	(2,544)	(1,577,020)	(123,081)
Class K	(7,847,441)	(7,906,347)	(31,592,022)	(60,051,009)
Total distributions to shareholders	(8,192,766)	(7,908,891)	(33,169,042)	(60,174,090)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	22,072,370	36,093	39,357,657	183,576
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	66,884	—	—	—
Reinvestment of distributions	344,568	2,544	1,577,020	123,081
Cost of shares redeemed	(1,368,139)	(79,030)	(2,692,400)	(186,334)
Net increase (decrease) from capital share transactions	21,115,683	(40,393)	38,242,277	120,323
Class K
Proceeds from sale of shares sold	171,166,360	62,986,257	211,425,786	188,599,090
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	119,576,117	—	—	—
Reinvestment of distributions	7,827,465	7,906,200	31,548,475	60,034,433
Cost of shares redeemed	(85,211,638)	(73,560,726)	(252,638,819)	(405,393,139)
Net increase (decrease) from capital share transactions	213,358,304	(2,668,269)	(9,664,558)	(156,759,616)
Net increase (decrease) in net assets from beneficial interest transactions	234,473,987	(2,708,662)	28,577,719	(156,639,293)
Net increase (decrease) in net assets during the period	293,794,351	18,196,562	76,971,640	(63,791,213)
Net assets at beginning of period	219,144,558	200,947,996	785,148,696	848,939,909
NET ASSETS AT END OF PERIOD	$512,938,909	$219,144,558	$ 862,120,336	$ 785,148,696
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	1,893,325	3,352	3,279,118	16,272
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	6,596	—	—	—
Reinvestment of distributions	28,762	230	129,264	10,815
Shares redeemed	(117,871)	(7,228)	(223,781)	(16,167)
Net increase (decrease) from share transactions	1,810,812	(3,646)	3,184,601	10,920
Class K
Shares sold	16,407,034	5,836,547	18,436,114	16,710,557
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	11,815,879	—	—	—
Reinvestment of distributions	654,470	716,791	2,583,823	5,270,802
Shares redeemed	(7,713,029)	(6,777,725)	(22,606,597)	(35,610,279)
Net increase (decrease) from share transactions	21,164,354	(224,387)	(1,586,660)	(13,628,920)
See accompanying notes to financial statements.
70

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/20	Year Ended 12/31/19

$ 23,743,388	$ 34,231,879	$ 24,501,256	$ 32,723,493	$ 20,124,275	$ 25,568,252
32,260,174	58,036,721	40,672,761	67,393,740	29,700,797	54,220,182
90,346,412	128,169,172	128,400,822	134,494,398	127,686,302	122,168,831
146,349,974	220,437,772	193,574,839	234,611,631	177,511,374	201,957,265

(2,700,654)	(124,624)	(3,268,395)	(177,060)	(2,145,820)	(72,448)
(55,486,221)	(83,964,667)	(64,236,287)	(86,578,774)	(52,763,736)	(69,858,786)
(58,186,875)	(84,089,291)	(67,504,682)	(86,755,834)	(54,909,556)	(69,931,234)

56,424,959	780,421	63,258,080	837,094	45,493,926	609,906
—	—	—	—	—	—
2,700,654	118,083	3,268,395	177,060	2,145,821	72,447
(2,712,029)	(181,680)	(1,700,614)	(174,664)	(1,481,320)	(24,272)
56,413,584	716,824	64,825,861	839,490	46,158,427	658,081

329,308,524	282,492,001	358,927,216	319,322,790	319,670,456	250,711,635
—	—	—	—	—	—
55,400,772	83,944,195	64,052,106	86,518,276	52,565,459	69,765,244
(278,400,579)	(474,617,976)	(252,053,876)	(441,473,068)	(184,215,092)	(341,227,921)
106,308,717	(108,181,780)	170,925,446	(35,632,002)	188,020,823	(20,751,042)
162,722,301	(107,464,956)	235,751,307	(34,792,512)	234,179,250	(20,092,961)
250,885,400	28,883,525	361,821,464	113,063,285	356,781,068	111,933,070
1,037,207,433	1,008,323,908	1,075,169,582	962,106,297	908,561,382	796,628,312
$1,288,092,833	$1,037,207,433	$1,436,991,046	$1,075,169,582	$1,265,342,450	$ 908,561,382

4,415,804	65,171	4,752,369	66,374	3,360,339	50,472
—	—	—	—	—	—
206,947	9,906	238,918	14,454	151,648	5,782
(214,398)	(15,416)	(130,145)	(14,986)	(109,770)	(2,010)
4,408,353	59,661	4,861,142	65,842	3,402,217	54,244

27,204,784	24,057,026	28,912,861	26,618,976	25,184,188	20,472,870
—	—	—	—	—	—
4,238,774	7,030,502	4,671,926	7,051,204	3,701,793	5,550,139
(24,262,408)	(39,913,999)	(21,285,976)	(36,182,374)	(15,506,619)	(27,376,674)
7,181,150	(8,826,471)	12,298,811	(2,512,194)	13,379,362	(1,353,665)
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,995,817	$ 21,296,550	$ 12,854,598	$ 15,939,260
Net realized gain (loss)	29,813,326	47,190,558	18,590,135	34,006,646
Net change in unrealized appreciation/depreciation	121,835,590	104,396,007	106,296,339	82,635,681
Net increase (decrease) in net assets resulting from operations	168,644,733	172,883,115	137,741,072	132,581,587
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(2,254,749)	(83,420)	(892,914)	(56,415)
Class K	(47,647,713)	(57,985,145)	(32,999,187)	(43,234,896)
Total distributions to shareholders	(49,902,462)	(58,068,565)	(33,892,101)	(43,291,311)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	46,742,899	245,281	21,016,069	147,771
Reinvestment of distributions	2,254,749	83,420	892,915	56,415
Cost of shares redeemed	(1,703,229)	(384,068)	(1,210,540)	(171,691)
Net increase (decrease) from capital share transactions	47,294,419	(55,367)	20,698,444	32,495
Class K
Proceeds from sale of shares sold	278,923,160	241,586,471	242,253,293	199,427,941
Reinvestment of distributions	47,515,072	57,913,388	32,902,700	43,206,782
Cost of shares redeemed	(145,091,691)	(271,893,792)	(117,740,815)	(209,719,595)
Net increase (decrease) from capital share transactions	181,346,541	27,606,067	157,415,178	32,915,128
Net increase (decrease) in net assets from beneficial interest transactions	228,640,960	27,550,700	178,113,622	32,947,623
Net increase (decrease) in net assets during the period	347,383,231	142,365,250	281,962,593	122,237,899
Net assets at beginning of period	780,374,286	638,009,036	588,449,982	466,212,083
NET ASSETS AT END OF PERIOD	$1,127,757,517	$ 780,374,286	$ 870,412,575	$ 588,449,982
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	3,418,786	19,886	1,532,464	12,028
Reinvestment of distributions	157,235	6,600	61,284	4,439
Shares redeemed	(124,559)	(31,486)	(87,798)	(13,939)
Net increase (decrease) from share transactions	3,451,462	(5,000)	1,505,950	2,528
Class K
Shares sold	22,215,701	19,646,112	19,592,095	16,202,511
Reinvestment of distributions	3,311,155	4,578,133	2,258,250	3,399,432
Shares redeemed	(12,114,713)	(21,669,158)	(9,911,551)	(16,634,746)
Net increase (decrease) from share transactions	13,412,143	2,555,087	11,938,794	2,967,197
See accompanying notes to financial statements.
72

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/20	Year Ended 12/31/19

$ 8,949,996	$ 11,233,708	$ 4,852,612	$ 5,713,172	$ 2,028,581	$ 1,570,258
12,820,553	27,975,617	6,412,119	10,329,391	2,347,811	674,947
75,443,786	51,030,303	40,048,846	26,881,987	16,728,742	7,928,334
97,214,335	90,239,628	51,313,577	42,924,550	21,105,134	10,173,539

(948,192)	(28,559)	(261,233)	(13,842)	(67,966)	(5,268)
(23,295,939)	(33,329,248)	(9,529,649)	(15,108,285)	(2,725,775)	(2,337,955)
(24,244,131)	(33,357,807)	(9,790,882)	(15,122,127)	(2,793,741)	(2,343,223)

22,225,844	128,451	8,179,430	75,215	3,061,050	31,453
948,192	28,559	259,902	11,559	65,517	1,903
(1,090,661)	(148,130)	(372,802)	(3,768)	(125,458)	(19,312)
22,083,375	8,880	8,066,530	83,006	3,001,109	14,044

197,996,802	171,005,376	134,127,162	113,461,276	76,516,272	53,057,576
23,204,210	33,311,720	9,502,968	15,090,746	2,713,511	2,325,770
(85,798,218)	(180,896,944)	(56,144,533)	(93,247,285)	(34,228,340)	(14,641,838)
135,402,794	23,420,152	87,485,597	35,304,737	45,001,443	40,741,508
157,486,169	23,429,032	95,552,127	35,387,743	48,002,552	40,755,552
230,456,373	80,310,853	137,074,822	63,190,166	66,313,945	48,585,868
381,115,480	300,804,627	195,839,931	132,649,765	74,535,899	25,950,031
$ 611,571,853	$ 381,115,480	$332,914,753	$195,839,931	$140,849,844	$ 74,535,899

1,636,647	10,460	597,938	6,300	227,030	2,629
65,483	2,268	17,656	912	4,460	152
(79,668)	(12,114)	(27,401)	(307)	(9,164)	(1,546)
1,622,462	614	588,193	6,905	222,326	1,235

15,939,478	13,934,015	10,621,756	9,262,919	6,170,154	4,482,573
1,601,395	2,645,887	646,901	1,192,945	184,718	185,764
(7,203,634)	(14,440,931)	(4,681,287)	(7,413,695)	(2,940,767)	(1,245,077)
10,337,239	2,138,971	6,587,370	3,042,169	3,414,105	3,423,260
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

State Street Target Retirement 2065 Fund
For the Period 3/30/20*- 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 50,368
Net realized gain (loss)	179,636
Net change in unrealized appreciation/depreciation	279,281
Net increase (decrease) in net assets resulting from operations	509,285
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(6,273)
Class K	(157,824)
Total distributions to shareholders	(164,097)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	100,000
Net increase (decrease) from capital share transactions	100,000
Class K
Proceeds from sale of shares sold	3,894,813
Reinvestment of distributions	151,366
Cost of shares redeemed	(797,137)
Net increase (decrease) from capital share transactions	3,249,042
Net increase (decrease) in net assets from beneficial interest transactions	3,349,042
Net increase (decrease) in net assets during the period	3,694,230
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$3,694,230
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	10,000
Net increase (decrease) from share transactions	10,000
Class K
Shares sold	311,069
Reinvestment of distributions	11,024
Shares redeemed	(62,227)
Net increase (decrease) from share transactions	259,866
*	For the period March 30, 2020 (commencement of investment operations) through December 31, 2020. (See Note 1)
See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.05	$10.02	$10.73	$10.12	$ 9.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.29	0.28	0.19	0.19
Net realized and unrealized gain (loss)	0.75	1.11	(0.55)	0.71	0.32
Total from investment operations	1.13	1.40	(0.27)	0.90	0.51
Distributions to shareholders from:
Net investment income	(0.18)	(0.31)	(0.29)	(0.20)	(0.17)
Net realized gains	(0.01)	(0.06)	(0.15)	(0.09)	(0.01)
Total distributions	(0.19)	(0.37)	(0.44)	(0.29)	(0.18)
Net asset value, end of period	$ 11.99	$ 11.05	$10.02	$10.73	$10.12
Total return (b)	10.25%	13.98%	(2.50)%(c)	8.92%	5.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,801	$ 78	$ 108	$ 139	$ 612
Ratios to Average Net Assets:
Total expenses (d)	0.24%	0.24%	0.25%	0.36%	0.66%
Net expenses (d)	0.02%	(0.03)%(e)	(0.03)%(e)	(0.05)%(e)	(0.03)%(e)
Net investment income (loss)	3.26%	2.64%	2.62%	1.78%	1.89%
Portfolio turnover rate	24%	26%	53%	25%	37%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.03	$ 10.00	$ 10.71	$ 10.12	$ 9.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.32	0.29	0.28	0.23
Net realized and unrealized gain (loss)	0.87	1.08	(0.56)	0.60	0.29
Total from investment operations	1.13	1.40	(0.27)	0.88	0.52
Distributions to shareholders from:
Net investment income	(0.18)	(0.31)	(0.29)	(0.20)	(0.17)
Net realized gains	(0.01)	(0.06)	(0.15)	(0.09)	(0.01)
Total distributions	(0.19)	(0.37)	(0.44)	(0.29)	(0.18)
Net asset value, end of period	$ 11.97	$ 11.03	$ 10.00	$ 10.71	$ 10.12
Total return (b)	10.29%	14.00%	(2.50)%(c)	8.83%	5.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$491,138	$219,066	$200,840	$135,420	$55,499
Ratios to Average Net Assets:
Total expenses (d)	0.19%	0.24%	0.24%	0.36%	0.66%
Net expenses (d)	(0.03)%(e)	(0.03)%(e)	(0.04)%(e)	(0.02)%(e)	(0.04)%(e)
Net investment income (loss)	2.29%	2.92%	2.69%	2.61%	2.23%
Portfolio turnover rate	24%	26%	53%	25%	37%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.39	$10.29	$ 11.34	$10.27	$ 9.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.32	0.43	0.25	0.16
Net realized and unrealized gain (loss)	0.92	1.48	(0.90)	1.13	0.54
Total from investment operations	1.32	1.80	(0.47)	1.38	0.70
Distributions to shareholders from:
Net investment income	(0.25)	(0.33)	(0.29)	(0.23)	(0.17)
Net realized gains	(0.24)	(0.37)	(0.29)	(0.08)	(0.01)
Total distributions	(0.49)	(0.70)	(0.58)	(0.31)	(0.18)
Net asset value, end of period	$ 12.22	$ 11.39	$10.29	$ 11.34	$10.27
Total return (b)	11.57%	17.53%	(4.17)%(c)	13.38%	7.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,182	$ 2,116	$1,798	$ 680	$ 797
Ratios to Average Net Assets:
Total expenses (d)	0.19%	0.15%	0.16%	0.15%	0.30%
Net expenses (d)	0.03%	0.01%	0.02%	0.01%	0.07%
Net investment income (loss)	3.39%	2.83%	3.85%	2.29%	1.54%
Portfolio turnover rate	37%	21%	22%	18%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.40	$ 10.29	$ 11.34	$ 10.28	$ 9.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.33	0.29	0.29	0.27
Net realized and unrealized gain (loss)	1.08	1.48	(0.76)	1.08	0.45
Total from investment operations	1.32	1.81	(0.47)	1.37	0.72
Distributions to shareholders from:
Net investment income	(0.25)	(0.33)	(0.29)	(0.23)	(0.17)
Net realized gains	(0.24)	(0.37)	(0.29)	(0.08)	(0.01)
Total distributions	(0.49)	(0.70)	(0.58)	(0.31)	(0.18)
Net asset value, end of period	$ 12.23	$ 11.40	$ 10.29	$ 11.34	$ 10.28
Total return (b)	11.68%	17.55%	(4.16)%(c)	13.38%	7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$820,938	$783,033	$847,142	$775,643	$235,727
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.14%	0.15%	0.15%	0.24%
Net expenses (d)	(0.03)%(e)	(0.01)%(e)	0.01%	0.02%	0.01%
Net investment income (loss)	2.13%	2.88%	2.60%	2.67%	2.60%
Portfolio turnover rate	37%	21%	22%	18%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.92	$10.53	$ 11.74	$10.33	$ 9.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	0.37	0.23	0.26	0.15
Net realized and unrealized gain (loss)	1.26	1.81	(0.87)	1.45	0.63
Total from investment operations	1.76	2.18	(0.64)	1.71	0.78
Distributions to shareholders from:
Net investment income	(0.25)	(0.33)	(0.29)	(0.23)	(0.16)
Net realized gains	(0.37)	(0.46)	(0.28)	(0.07)	(0.03)
Total distributions	(0.62)	(0.79)	(0.57)	(0.30)	(0.19)
Net asset value, end of period	$ 13.06	$ 11.92	$10.53	$ 11.74	$10.33
Total return (b)	14.66%	20.76%	(5.48)%(c)	16.54%	8.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,792	$2,019	$1,155	$2,232	$ 2,110
Ratios to Average Net Assets:
Total expenses (d)	0.19%	0.15%	0.15%	0.15%	0.33%
Net expenses (d)	0.04%	0.02%	0.05%	0.03%	0.08%
Net investment income (loss)	3.96%	3.10%	1.98%	2.36%	1.53%
Portfolio turnover rate	39%	27%	15%	10%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.94	$ 10.55	$ 11.75	$ 10.34	$ 9.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.33	0.31	0.30	0.29
Net realized and unrealized gain (loss)	1.50	1.85	(0.94)	1.41	0.49
Total from investment operations	1.77	2.18	(0.63)	1.71	0.78
Distributions to shareholders from:
Net investment income	(0.25)	(0.33)	(0.29)	(0.23)	(0.16)
Net realized gains	(0.37)	(0.46)	(0.28)	(0.07)	(0.03)
Total distributions	(0.62)	(0.79)	(0.57)	(0.30)	(0.19)
Net asset value, end of period	$ 13.09	$ 11.94	$ 10.55	$ 11.75	$ 10.34
Total return (b)	14.84%	20.63%	(5.38)%(c)	16.52%	8.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,228,301	$1,035,188	$1,007,169	$830,080	$206,696
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.14%	0.14%	0.15%	0.28%
Net expenses (d)	(0.01)%(e)	0.01%	0.04%	0.04%	0.04%
Net investment income (loss)	2.24%	2.83%	2.63%	2.63%	2.81%
Portfolio turnover rate	39%	27%	15%	10%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.26	$10.67	$ 11.98	$10.37	$ 9.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.38	0.29	0.25	0.14
Net realized and unrealized gain (loss)	1.58	2.03	(1.05)	1.64	0.65
Total from investment operations	2.11	2.41	(0.76)	1.89	0.79
Distributions to shareholders from:
Net investment income	(0.24)	(0.32)	(0.27)	(0.23)	(0.16)
Net realized gains	(0.43)	(0.50)	(0.28)	(0.05)	(0.02)
Total distributions	(0.67)	(0.82)	(0.55)	(0.28)	(0.18)
Net asset value, end of period	$ 13.70	$12.26	$10.67	$ 11.98	$10.37
Total return (b)	17.26%	22.55%	(6.24)%	18.27%	8.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$69,750	$2,837	$1,768	$1,716	$1,522
Ratios to Average Net Assets:
Total expenses (c)	0.19%	0.15%	0.15%	0.15%	0.30%
Net expenses (c)	0.08%	0.04%	0.07%	0.06%	0.08%
Net investment income (loss)	4.00%	3.12%	2.44%	2.25%	1.39%
Portfolio turnover rate	27%	30%	12%	7%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.27	$ 10.69	$ 12.00	$ 10.38	$ 9.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.33	0.29	0.28	0.25
Net realized and unrealized gain (loss)	1.86	2.07	(1.04)	1.62	0.55
Total from investment operations	2.13	2.40	(0.75)	1.90	0.80
Distributions to shareholders from:
Net investment income	(0.25)	(0.32)	(0.28)	(0.23)	(0.16)
Net realized gains	(0.43)	(0.50)	(0.28)	(0.05)	(0.02)
Total distributions	(0.68)	(0.82)	(0.56)	(0.28)	(0.18)
Net asset value, end of period	$ 13.72	$ 12.27	$ 10.69	$ 12.00	$ 10.38
Total return (b)	17.24%	22.52%	(6.22)%	18.35%	8.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,367,241	$1,072,332	$960,339	$778,969	$225,549
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.14%	0.14%	0.15%	0.26%
Net expenses (c)	0.03%	0.03%	0.06%	0.06%	0.05%
Net investment income (loss)	2.13%	2.75%	2.43%	2.46%	2.48%
Portfolio turnover rate	27%	30%	12%	7%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.54	$10.80	$12.18	$10.43	$ 9.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.36	0.30	0.13	0.11
Net realized and unrealized gain (loss)	1.71	2.19	(1.14)	1.91	0.74
Total from investment operations	2.27	2.55	(0.84)	2.04	0.85
Distributions to shareholders from:
Net investment income	(0.24)	(0.30)	(0.26)	(0.22)	(0.16)
Net realized gains	(0.41)	(0.51)	(0.28)	(0.07)	(0.03)
Total distributions	(0.65)	(0.81)	(0.54)	(0.29)	(0.19)
Net asset value, end of period	$ 14.16	$12.54	$10.80	$12.18	$10.43
Total return (b)	18.05%	23.62%	(6.88)%(c)	19.56%	8.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,518	$1,193	$ 442	$ 371	$ 840
Ratios to Average Net Assets:
Total expenses (d)	0.20%	0.21%	0.16%	0.17%	0.36%
Net expenses (d)	0.10%	0.12%	0.07%	0.07%	0.09%
Net investment income (loss)	4.14%	2.95%	2.49%	1.10%	1.08%
Portfolio turnover rate	22%	28%	13%	6%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.57	$ 10.83	$ 12.21	$ 10.44	$ 9.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.32	0.28	0.27	0.27
Net realized and unrealized gain (loss)	2.03	2.24	(1.12)	1.79	0.58
Total from investment operations	2.29	2.56	(0.84)	2.06	0.85
Distributions to shareholders from:
Net investment income	(0.24)	(0.31)	(0.26)	(0.22)	(0.16)
Net realized gains	(0.41)	(0.51)	(0.28)	(0.07)	(0.03)
Total distributions	(0.65)	(0.82)	(0.54)	(0.29)	(0.19)
Net asset value, end of period	$ 14.21	$ 12.57	$ 10.83	$ 12.21	$ 10.44
Total return (b)	18.19%	23.61%	(6.85)%(c)	19.73%	8.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,215,824	$907,369	$796,187	$584,717	$165,008
Ratios to Average Net Assets:
Total expenses (d)	0.14%	0.15%	0.15%	0.17%	0.33%
Net expenses (d)	0.04%	0.05%	0.07%	0.08%	0.06%
Net investment income (loss)	2.03%	2.60%	2.30%	2.34%	2.64%
Portfolio turnover rate	22%	28%	13%	6%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.65	$10.79	$12.26	$10.39	$ 9.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	0.29	0.31	0.24	0.09
Net realized and unrealized gain (loss)	1.79	2.37	(1.23)	1.91	0.78
Total from investment operations	2.37	2.66	(0.92)	2.15	0.87
Distributions to shareholders from:
Net investment income	(0.23)	(0.30)	(0.26)	(0.23)	(0.16)
Net realized gains	(0.44)	(0.50)	(0.29)	(0.05)	(0.03)
Total distributions	(0.67)	(0.80)	(0.55)	(0.28)	(0.19)
Net asset value, end of period	$ 14.35	$12.65	$10.79	$12.26	$10.39
Total return (b)	18.70%	24.64%	(7.46)%(c)	20.59%	9.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$51,116	$1,398	$1,247	$ 912	$ 708
Ratios to Average Net Assets:
Total expenses (d)	0.20%	0.17%	0.19%	0.17%	0.38%
Net expenses (d)	0.10%	0.07%	0.09%	0.07%	0.10%
Net investment income (loss)	4.25%	2.33%	2.50%	2.14%	0.86%
Portfolio turnover rate	19%	32%	11%	6%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.66	$ 10.79	$ 12.27	$ 10.40	$ 9.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.32	0.28	0.26	0.24
Net realized and unrealized gain (loss)	2.12	2.35	(1.21)	1.89	0.63
Total from investment operations	2.37	2.67	(0.93)	2.15	0.87
Distributions to shareholders from:
Net investment income	(0.23)	(0.30)	(0.26)	(0.23)	(0.16)
Net realized gains	(0.44)	(0.50)	(0.29)	(0.05)	(0.03)
Total distributions	(0.67)	(0.80)	(0.55)	(0.28)	(0.19)
Net asset value, end of period	$ 14.36	$ 12.66	$ 10.79	$ 12.27	$ 10.40
Total return (b)	18.79%	24.66%	(7.52)%(c)	20.69%	8.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,076,641	$778,976	$636,762	$458,132	$143,526
Ratios to Average Net Assets:
Total expenses (d)	0.15%	0.16%	0.16%	0.17%	0.32%
Net expenses (d)	0.05%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	1.94%	2.63%	2.24%	2.30%	2.31%
Portfolio turnover rate	19%	32%	11%	6%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.72	$10.77	$12.29	$10.36	$ 9.64
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	0.29	0.33	0.20	0.15
Net realized and unrealized gain (loss)	1.87	2.45	(1.31)	2.02	0.75
Total from investment operations	2.45	2.74	(0.98)	2.22	0.90
Distributions to shareholders from:
Net investment income	(0.22)	(0.30)	(0.26)	(0.24)	(0.16)
Net realized gains	(0.37)	(0.49)	(0.28)	(0.05)	(0.02)
Total distributions	(0.59)	(0.79)	(0.54)	(0.29)	(0.18)
Net asset value, end of period	$ 14.58	$12.72	$10.77	$12.29	$10.36
Total return (b)	19.26%	25.45%	(7.96)%(c)	21.45%	9.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,059	$ 962	$ 787	$ 762	$ 853
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.21%	0.20%	0.21%	0.59%
Net expenses (d)	0.10%	0.09%	0.08%	0.06%	0.06%
Net investment income (loss)	4.27%	2.34%	2.68%	1.73%	1.46%
Portfolio turnover rate	18%	32%	11%	5%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.72	$ 10.77	$ 12.29	$ 10.36	$ 9.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.32	0.28	0.28	0.27
Net realized and unrealized gain (loss)	2.21	2.42	(1.26)	1.94	0.64
Total from investment operations	2.46	2.74	(0.98)	2.22	0.91
Distributions to shareholders from:
Net investment income	(0.23)	(0.30)	(0.26)	(0.24)	(0.16)
Net realized gains	(0.37)	(0.49)	(0.28)	(0.05)	(0.02)
Total distributions	(0.60)	(0.79)	(0.54)	(0.29)	(0.18)
Net asset value, end of period	$ 14.58	$ 12.72	$ 10.77	$ 12.29	$ 10.36
Total return (b)	19.28%	25.49%	(7.94)%(c)	21.45%	9.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$847,354	$587,488	$465,425	$300,444	$76,304
Ratios to Average Net Assets:
Total expenses (d)	0.16%	0.17%	0.19%	0.21%	0.57%
Net expenses (d)	0.05%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	1.93%	2.62%	2.29%	2.39%	2.62%
Portfolio turnover rate	18%	32%	11%	5%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.60	$10.70	$12.24	$10.33	$ 9.62
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	0.28	0.37	0.15	0.08
Net realized and unrealized gain (loss)	1.87	2.47	(1.37)	2.06	0.80
Total from investment operations	2.48	2.75	(1.00)	2.21	0.88
Distributions to shareholders from:
Net investment income	(0.22)	(0.29)	(0.26)	(0.25)	(0.15)
Net realized gains	(0.38)	(0.56)	(0.28)	(0.05)	(0.02)
Total distributions	(0.60)	(0.85)	(0.54)	(0.30)	(0.17)
Net asset value, end of period	$ 14.48	$12.60	$10.70	$12.24	$10.33
Total return (b)	19.67%	25.76%	(8.14)%	21.30%	9.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,016	$ 448	$ 374	$ 240	$ 366
Ratios to Average Net Assets:
Total expenses (c)	0.24%	0.25%	0.25%	0.25%	0.97%
Net expenses (c)	0.10%	0.09%	0.08%	0.06%	0.12%
Net investment income (loss)	4.48%	2.32%	3.05%	1.34%	0.76%
Portfolio turnover rate	16%	41%	11%	5%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.60	$ 10.70	$ 12.24	$ 10.33	$ 9.61
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.34	0.28	0.27	0.26
Net realized and unrealized gain (loss)	2.24	2.42	(1.28)	1.94	0.63
Total from investment operations	2.49	2.76	(1.00)	2.21	0.89
Distributions to shareholders from:
Net investment income	(0.22)	(0.30)	(0.26)	(0.25)	(0.15)
Net realized gains	(0.38)	(0.56)	(0.28)	(0.05)	(0.02)
Total distributions	(0.60)	(0.86)	(0.54)	(0.30)	(0.17)
Net asset value, end of period	$ 14.49	$ 12.60	$ 10.70	$ 12.24	$ 10.33
Total return (b)	19.76%	25.81%	(8.13)%	21.42%	9.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$587,556	$380,668	$300,431	$212,217	$48,016
Ratios to Average Net Assets:
Total expenses (c)	0.19%	0.21%	0.23%	0.25%	0.90%
Net expenses (c)	0.05%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	1.98%	2.74%	2.30%	2.37%	2.61%
Portfolio turnover rate	16%	41%	11%	5%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$12.68	$10.70	$12.25	$10.32	$ 9.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	0.33	0.31	0.11	0.16
Net realized and unrealized gain (loss)	1.86	2.41	(1.29)	2.11	0.73
Total from investment operations	2.49	2.74	(0.98)	2.22	0.89
Distributions to shareholders from:
Net investment income	(0.22)	(0.30)	(0.25)	(0.24)	(0.15)
Net realized gains	(0.23)	(0.46)	(0.32)	(0.05)	(0.02)
Total distributions	(0.45)	(0.76)	(0.57)	(0.29)	(0.17)
Net asset value, end of period	$14.72	$12.68	$10.70	$12.25	$10.32
Total return (b)	19.60%	25.65%	(7.93)%(c)	21.60%	9.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,940	$ 241	$ 130	$ 105	$ 271
Ratios to Average Net Assets:
Total expenses (d)	0.32%	0.30%	0.40%	0.52%	2.09%
Net expenses (d)	0.09%	0.05%	0.07%	0.06%	0.04%
Net investment income (loss)	4.61%	2.69%	2.53%	0.95%	1.58%
Portfolio turnover rate	18%	42%	16%	7%	14%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.66	$ 10.68	$ 12.23	$ 10.31	$ 9.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.35	0.30	0.31	0.26
Net realized and unrealized gain (loss)	2.23	2.39	(1.28)	1.90	0.63
Total from investment operations	2.49	2.74	(0.98)	2.21	0.89
Distributions to shareholders from:
Net investment income	(0.22)	(0.30)	(0.25)	(0.24)	(0.15)
Net realized gains	(0.23)	(0.46)	(0.32)	(0.05)	(0.02)
Total distributions	(0.45)	(0.76)	(0.57)	(0.29)	(0.17)
Net asset value, end of period	$ 14.70	$ 12.66	$ 10.68	$ 12.23	$ 10.31
Total return (b)	19.65%	25.70%	(7.94)%(c)	21.53%	9.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$323,975	$195,598	$132,520	$81,529	$18,718
Ratios to Average Net Assets:
Total expenses (d)	0.27%	0.30%	0.40%	0.51%	2.09%
Net expenses (d)	0.04%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	2.05%	2.86%	2.49%	2.67%	2.61%
Portfolio turnover rate	18%	42%	16%	7%	14%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$12.53	$10.28	$ 11.91	$10.09	$ 9.50
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	0.29	0.30	0.15	0.15
Net realized and unrealized gain (loss)	1.87	2.37	(1.27)	2.01	0.71
Total from investment operations	2.46	2.66	(0.97)	2.16	0.86
Distributions to shareholders from:
Net investment income	(0.22)	(0.28)	(0.24)	(0.23)	(0.14)
Net realized gains	(0.08)	(0.13)	(0.42)	(0.11)	(0.13)
Total distributions	(0.30)	(0.41)	(0.66)	(0.34)	(0.27)
Net asset value, end of period	$14.69	$12.53	$10.28	$ 11.91	$10.09
Total return (b)	19.61%	25.86%	(8.13)%	21.45%	9.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,458	$ 163	$ 121	$ 103	$ 170
Ratios to Average Net Assets:
Total expenses (c)	0.54%	0.85%	1.56%	3.13%	11.36%
Net expenses (c)	0.09%	0.04%	0.06%	0.06%	0.05%
Net investment income (loss)	4.41%	2.42%	2.55%	1.31%	1.51%
Portfolio turnover rate	25%	29%	38%	18%	55%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.53	$ 10.28	$ 11.91	$ 10.08	$ 9.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.39	0.34	0.33	0.29
Net realized and unrealized gain (loss)	2.19	2.27	(1.31)	1.84	0.57
Total from investment operations	2.46	2.66	(0.97)	2.17	0.86
Distributions to shareholders from:
Net investment income	(0.22)	(0.28)	(0.24)	(0.23)	(0.14)
Net realized gains	(0.08)	(0.13)	(0.42)	(0.11)	(0.13)
Total distributions	(0.30)	(0.41)	(0.66)	(0.34)	(0.27)
Net asset value, end of period	$ 14.69	$ 12.53	$ 10.28	$ 11.91	$10.08
Total return (b)	19.63%	25.87%	(8.13)%	21.57%	8.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$137,392	$74,373	$25,829	$12,141	$3,344
Ratios to Average Net Assets:
Total expenses (c)	0.49%	0.84%	1.56%	3.07%	11.36%
Net expenses (c)	0.04%	0.04%	0.06%	0.07%	0.06%
Net investment income (loss)	2.12%	3.33%	2.87%	2.94%	2.91%
Portfolio turnover rate	25%	29%	38%	18%	55%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class I
For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19
Net realized and unrealized gain (loss)	4.13
Total from investment operations	4.32
Distributions to shareholders from:
Net investment income	(0.23)
Net realized gains	(0.40)
Total distributions	(0.63)
Net asset value, end of period	$13.69
Total return (b)	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 137
Ratios to Average Net Assets:
Total expenses (c)	12.01%(d)
Net expenses (c)	0.22%(d)
Net investment income (loss)	2.08%(d)
Portfolio turnover rate	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class K
For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45
Net realized and unrealized gain (loss)	3.88
Total from investment operations	4.33
Distributions to shareholders from:
Net investment income	(0.24)
Net realized gains	(0.40)
Total distributions	(0.64)
Net asset value, end of period	$13.69
Total return (b)	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,557
Ratios to Average Net Assets:
Total expenses (c)	11.81%(d)
Net expenses (c)	0.02%(d)
Net investment income (loss)	4.70%(d)
Portfolio turnover rate	86%(e)
*	For the period March 30, 2020 (commencement of investment operations) through December 31, 2020. (See Note 1)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2065 Fund	Class I Class K	March 30, 2020 March 30, 2020	Diversified
The State Street Target Retirement 2065 Fund in the table above was seeded with cash on March 27, 2020, but its inception date is March 30, 2020 when it commenced investment operations, the trade date for its initial investments made in accordance with its investment objective.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2021, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2021 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$ 211,265,946	$ 94,104,332
State Street Target Retirement 2020 Fund	295,779,541	280,209,099
State Street Target Retirement 2025 Fund	536,888,629	407,445,482
State Street Target Retirement 2030 Fund	507,741,412	308,448,721
State Street Target Retirement 2035 Fund	422,473,078	216,385,698
State Street Target Retirement 2040 Fund	362,921,692	160,868,983
State Street Target Retirement 2045 Fund	278,247,802	116,309,246
State Street Target Retirement 2050 Fund	215,753,933	70,861,104
State Street Target Retirement 2055 Fund	133,321,036	41,685,130
State Street Target Retirement 2060 Fund	71,511,439	23,197,612
State Street Target Retirement 2065 Fund	4,531,136	1,283,341
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. State Street Target Retirement 2065 Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed each Fund’s tax positions (excluding the State Street Target Retirement 2065 Fund) taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, Non-REIT return of capital basis adjustments and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 7,750,309	$ 442,457	$ 8,192,766
State Street Target Retirement 2020 Fund	16,334,210	16,834,832	33,169,042
State Street Target Retirement 2025 Fund	24,848,790	33,338,085	58,186,875
State Street Target Retirement 2030 Fund	24,953,049	42,551,633	67,504,682
State Street Target Retirement 2035 Fund	20,533,229	34,376,327	54,909,556
State Street Target Retirement 2040 Fund	17,075,444	32,827,018	49,902,462
State Street Target Retirement 2045 Fund	12,921,471	20,970,630	33,892,101
State Street Target Retirement 2050 Fund	9,006,515	15,237,616	24,244,131
State Street Target Retirement 2055 Fund	4,994,927	4,795,955	9,790,882
State Street Target Retirement 2060 Fund	2,395,233	398,508	2,793,741
State Street Target Retirement 2065 Fund	164,097	—	164,097
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 6,717,433	$ 1,191,458	$ 7,908,891
State Street Target Retirement 2020 Fund	28,504,687	31,669,403	60,174,090
State Street Target Retirement 2025 Fund	35,201,034	48,888,257	84,089,291
State Street Target Retirement 2030 Fund	33,647,936	53,107,898	86,755,834
State Street Target Retirement 2035 Fund	26,424,015	43,507,219	69,931,234
State Street Target Retirement 2040 Fund	21,978,600	36,089,965	58,068,565
State Street Target Retirement 2045 Fund	16,446,580	26,844,731	43,291,311
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement 2050 Fund	$ 11,563,356	$21,794,451	$33,357,807
State Street Target Retirement 2055 Fund	5,930,088	9,192,039	15,122,127
State Street Target Retirement 2060 Fund	1,718,785	624,438	2,343,223
State Street Target Retirement 2065 Fund	—	—	—
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$1,007,848	$(4,743,256)	$ 3,351,853	$ 53,697,604	$ 53,314,049
State Street Target Retirement 2020 Fund	—	—	10,672,593	91,358,065	102,030,658
State Street Target Retirement 2025 Fund	—	—	18,335,827	155,362,772	173,698,599
State Street Target Retirement 2030 Fund	—	—	23,053,798	207,485,918	230,539,716
State Street Target Retirement 2035 Fund	—	—	17,665,499	193,671,367	211,336,866
State Street Target Retirement 2040 Fund	—	—	17,431,306	182,972,519	200,403,825
State Street Target Retirement 2045 Fund	—	—	12,734,161	149,039,767	161,773,928
State Street Target Retirement 2050 Fund	—	—	8,897,826	103,511,278	112,409,104
State Street Target Retirement 2055 Fund	—	—	4,965,353	53,729,882	58,695,235
State Street Target Retirement 2060 Fund	965,091	—	1,195,763	21,217,719	23,378,573
State Street Target Retirement 2065 Fund	39,210	—	33,956	272,022	345,188
As of December 31, 2020, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Target Retirement Fund	$117,529	$4,625,727
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 496,232,998	$ 53,697,604	$ —	$ 53,697,604
State Street Target Retirement 2020 Fund	818,981,159	91,358,065	—	91,358,065
State Street Target Retirement 2025 Fund	1,134,874,001	155,364,789	2,017	155,362,772
State Street Target Retirement 2030 Fund	1,230,637,884	207,485,918	—	207,485,918
State Street Target Retirement 2035 Fund	1,072,532,818	193,671,367	—	193,671,367
State Street Target Retirement 2040 Fund	947,947,672	182,972,519	—	182,972,519
State Street Target Retirement 2045 Fund	722,948,338	149,039,767	—	149,039,767
State Street Target Retirement 2050 Fund	508,724,050	103,511,278	—	103,511,278
State Street Target Retirement 2055 Fund	279,598,922	53,729,882	—	53,729,882
State Street Target Retirement 2060 Fund	119,705,966	21,255,609	37,890	21,217,719
State Street Target Retirement 2065 Fund	3,448,852	275,075	3,053	272,022
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2020.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Target Retirement Fund	$ 37,096,808	$ 36,692,913	$ 1,356,369	$ 38,049,282
State Street Target Retirement 2020 Fund	45,296,198	46,474,866	—	46,474,866
State Street Target Retirement 2025 Fund	3,417,773	1,703,196	1,790,300	3,493,496
State Street Target Retirement 2030 Fund	3,481,217	1,251,125	2,298,700	3,549,825
State Street Target Retirement 2035 Fund	294,138	299,700	—	299,700
State Street Target Retirement 2040 Fund	2,057,928	2,010,200	87,400	2,097,600
State Street Target Retirement 2050 Fund	45,130	27,600	18,400	46,000
State Street Target Retirement 2055 Fund	216,624	—	220,800	220,800
State Street Target Retirement 2060 Fund	401,657	—	409,400	409,400
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$36,692,913	$—	$—	$—	$36,692,913	$36,692,913
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	46,474,866	—	—	—	46,474,866	46,474,866
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	1,703,196	—	—	—	1,703,196	1,703,196
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	1,251,125	—	—	—	1,251,125	1,251,125
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	299,700	—	—	—	299,700	299,700
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	2,010,200	—	—	—	2,010,200	2,010,200
State Street Target Retirement 2050 Fund	Mutual Funds and Exchange Traded Products	27,600	—	—	—	27,600	27,600
8.    Line of Credit
Prior to October 8, 2020, the Funds, except the State Street Target Retirement 2065 Fund, and other affiliated funds (each a “Participant” and, collectively, the “Participants”) had access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expired October 7, 2020 and the Funds do not have access to such revolving credit facility and as of December 31, 2020, the Funds have no outstanding loans.
Prior to October 8, 2020, the participants were charged an annual commitment fee which was calculated based on the unused portion of the shared credit line. Commitment fees were allocated among each Participant based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Reorganization
On March 27, 2020, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2015 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	6,733	6,596	$ 66,884	$ 85,168	$ 152,052
Class K	12,046,939	11,815,879	119,576,117	280,140,772	399,716,889
Assuming the acquisition had been completed on January 1, 2020, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended December 31, 2020, are as follows:
Net Investment income (loss)	$ 9,770,213
Total net realized and change in unrealized gain (loss)	$35,202,572
Net increase (decrease) in net assets resulting from operations	$44,972,785
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2020.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund and the Board of Trustees of State Street Institutional Investment Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (collectively referred to as the “Funds”) (eleven of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting State Street Institutional Investment Trust) at December 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting State Street Institutional Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
State Street Target Retirement 2065 Fund	For the period from March 30, 2020 (commencement of operations) through December 31, 2020	For the period from March 30, 2020 (commencement of operations) through December 31, 2020	For the period from March 30, 2020 (commencement of operations) to December 31, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.02%	$1,098.50	$ 0.11	$1,025.00	$ 0.10
Class K	0.00(c)	1,098.90	0.00	1,025.10	0.00
State Street Target Retirement 2020 Fund
Class I	0.03	1,125.60	0.16	1,025.00	0.15
Class K	(0.03)	1,126.70	(0.16)	1,025.30	(0.15)
State Street Target Retirement 2025 Fund
Class I	0.04	1,154.40	0.22	1,024.90	0.20
Class K	(0.02)	1,155.20	(0.11)	1,025.20	(0.10)
State Street Target Retirement 2030 Fund
Class I	0.08	1,176.40	0.44	1,024.70	0.41
Class K	0.03	1,176.30	0.16	1,025.00	0.15
State Street Target Retirement 2035 Fund
Class I	0.10	1,192.90	0.55	1,024.60	0.51
Class K	0.04	1,193.30	0.22	1,024.90	0.20
State Street Target Retirement 2040 Fund
Class I	0.10	1,208.90	0.56	1,024.60	0.51
Class K	0.05	1,209.00	0.28	1,024.90	0.25
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement 2045 Fund
Class I	0.10%	$1,224.40	$ 0.56	$1,024.60	$ 0.51
Class K	0.04	1,224.60	0.22	1,024.90	0.20
State Street Target Retirement 2050 Fund
Class I	0.10	1,232.90	0.56	1,024.60	0.51
Class K	0.04	1,232.90	0.22	1,024.90	0.20
State Street Target Retirement 2055 Fund
Class I	0.09	1,231.90	0.50	1,024.70	0.46
Class K	0.04	1,232.50	0.22	1,024.90	0.20
State Street Target Retirement 2060 Fund
Class I	0.09	1,232.50	0.51	1,024.70	0.46
Class K	0.05	1,232.70	0.28	1,024.90	0.25
State Street Target Retirement 2065 Fund
Class I	0.21	1,222.50	1.17	1,024.10	1.07
Class K	0.02	1,223.00	0.11	1,025.00	0.10
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
(c)	Amount is less than 0.005%.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the year ended December 31, 2020:
Amount
State Street Target Retirement Fund	$ 442,457
State Street Target Retirement 2020 Fund	16,834,832
State Street Target Retirement 2025 Fund	33,338,085
State Street Target Retirement 2030 Fund	42,551,633
State Street Target Retirement 2035 Fund	34,376,327
State Street Target Retirement 2040 Fund	32,827,018
State Street Target Retirement 2045 Fund	20,970,630
State Street Target Retirement 2050 Fund	15,237,616
State Street Target Retirement 2055 Fund	4,795,955
State Street Target Retirement 2060 Fund	398,508
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
State Street Target Retirement Fund	$ 89,968
State Street Target Retirement 2020 Fund	203,940
State Street Target Retirement 2025 Fund	424,416
State Street Target Retirement 2030 Fund	599,214
State Street Target Retirement 2035 Fund	586,683
State Street Target Retirement 2040 Fund	561,108
State Street Target Retirement 2045 Fund	454,025
State Street Target Retirement 2050 Fund	327,206
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Amount
State Street Target Retirement 2055 Fund	$177,596
State Street Target Retirement 2060 Fund	74,223
State Street Target Retirement 2065 Fund	1,902
The amount of foreign source income earned on the following Funds during the year ended December 31, 2020 was as follows:
Amount
State Street Target Retirement Fund	$ 910,680
State Street Target Retirement 2020 Fund	2,064,325
State Street Target Retirement 2025 Fund	4,296,035
State Street Target Retirement 2030 Fund	6,065,381
State Street Target Retirement 2035 Fund	5,938,536
State Street Target Retirement 2040 Fund	5,679,665
State Street Target Retirement 2045 Fund	4,595,748
State Street Target Retirement 2050 Fund	3,312,055
State Street Target Retirement 2055 Fund	1,797,669
State Street Target Retirement 2060 Fund	751,306
State Street Target Retirement 2065 Fund	19,256
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Funds' trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

117

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

STATE STREET CHINA EQUITY SELECT FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street China Equity Select Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the MSCI China Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class K Shares was 49.76%, and the Index was 29.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
After a relatively brief COVID-driven market drop early in the year, Chinese equites rose sharply the rest of the year. The Fund outperformed the Index significantly during the Reporting Period with broad-based contribution, adding value in 10 of 11 sectors. The primary drivers of Fund performance during the Reporting Period relative to the Index were stock selection in consumer-related names and healthcare, while information technology was the lone detracting sector. In keeping with our thesis on the long-term secular growth and transformation of consumption in China, nine of the top 11 individual stock contributors for the Reporting Period were consumer related. These included JD.com, a leading ecommerce provider in China, Wuliangye Yibin, a strong brand in China for white liquors, Netease, an online platform focused on gaming, and TAL Education, a provider of education services including tutoring. All these names were up significantly during the year. In healthcare, all eight of the Fund’s holdings outperformed. Most notable was Wuxi Biologics, a pharma company specializing in outsourced research in biologics. In IT, the Fund was hurt by an underweight to the top performing sector in the index, as well as stock selection, primarily driven by Venustech Group, a network security software provider that is a relatively new initiation in the Fund.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Tencent, JD.com, and GSX Techedu. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were CNOOC, Venustech Group, and Industrial and Commercial Bank of China.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street China Equity Select Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street China Equity Select Fund Class K	49.76%	43.45%
MSCI China Index(1)	29.49%	30.52%
*	Inception date is May 29, 2019.
(1)	The MSCI China Index captures large and mid-cap representation across China H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs). The index covers about 85% of this China equity universe. Currently, the index also includes Large Cap A shares represented at 5% of their free float adjusted market capitalization.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street China Equity Select Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2020

% of Net Assets
Common Stocks	98.3%
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2020

Description	% of Net Assets
Consumer Discretionary	38.0%
Communication Services	22.5
Financials	14.2
Health Care	9.0
Consumer Staples	8.1
TOTAL	91.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUTOMOBILES — 2.8%
NIO, Inc. ADR (a)	3,600	$ 175,464
XPeng, Inc. ADR (a)	1,200	51,396
		226,860
BANKS — 5.8%
China Construction Bank Corp. Class H	216,000	164,079
China Merchants Bank Co., Ltd. Class H	47,600	300,805
		464,884
BEVERAGES — 7.0%
Kweichow Moutai Co., Ltd. Class A	900	276,789
Wuliangye Yibin Co., Ltd. Class A	6,400	287,508
		564,297
BIOTECHNOLOGY — 1.0%
BeiGene, Ltd. ADR (a)	300	77,517
CAPITAL MARKETS — 1.9%
Hong Kong Exchanges & Clearing, Ltd.	2,800	153,472
DIVERSIFIED CONSUMER SERVICES — 2.2%
GSX Techedu, Inc. ADR (a)	800	41,368
TAL Education Group ADR (a)	1,942	138,872
		180,240
ENTERTAINMENT — 4.2%
NetEase, Inc. ADR	2,800	268,156
NetEase, Inc.	3,700	70,432
		338,588
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,000	131,144
HOUSEHOLD DURABLES — 3.2%
Gree Electric Appliances, Inc. of Zhuhai Class A	11,300	107,736
Midea Group Co., Ltd. Class A	9,600	145,463
		253,199
HOUSEHOLD PRODUCTS — 1.1%
Blue Moon Group Holdings, Ltd. (a) (b)	44,900	88,366
INSURANCE — 6.5%
AIA Group, Ltd.	15,800	193,581
Ping An Insurance Group Co. of China, Ltd. Class H	26,600	325,903
		519,484
INTERACTIVE MEDIA & SERVICES — 18.3%
Baidu, Inc. ADR (a)	850	183,804
Tencent Holdings, Ltd.	17,700	1,287,464
		1,471,268
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 25.9%
Alibaba Group Holding, Ltd. ADR (a)	4,683	$ 1,089,875
JD.com, Inc. ADR (a)	6,877	604,488
Meituan Class B (a)	10,200	387,539
		2,081,902
LIFE SCIENCES TOOLS & SERVICES — 5.5%
Hangzhou Tigermed Consulting Co., Ltd. Class H (a) (b)	1,600	37,040
Pharmaron Beijing Co., Ltd. Class H (b)	7,300	123,332
WuXi AppTec Co., Ltd. Class H (b)	5,260	102,977
Wuxi Biologics Cayman, Inc. (a) (b)	13,500	178,982
		442,331
PHARMACEUTICALS — 0.9%
Jiangsu Hengrui Medicine Co., Ltd. Class A	4,300	73,773
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
Longfor Group Holdings, Ltd. (b)	30,000	175,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
SG Micro Corp. Class A	1,500	60,908
SOFTWARE — 1.4%
Venustech Group, Inc. Class A	24,600	110,606
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Xiaomi Corp. Class B (a) (b)	41,400	177,264
TEXTILES, APPAREL & LUXURY GOODS — 3.8%
ANTA Sports Products, Ltd.	16,000	253,603
Shenzhou International Group Holdings, Ltd.	2,800	54,889
		308,492
TOTAL COMMON STOCKS (Cost $5,102,803)		7,900,250
TOTAL INVESTMENTS — 98.3% (Cost $5,102,803)		7,900,250
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		133,331
NET ASSETS — 100.0%		$ 8,033,581
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,900,250	$—	$—	$7,900,250
TOTAL INVESTMENTS	$7,900,250	$—	$—	$7,900,250
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146	$146	$2,120,263	$2,120,409	$—	$—	—	$—	$547
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value	$7,900,250
Foreign currency, at value	115,597
Receivable for investments sold	380,550
Dividends receivable — unaffiliated issuers	1,835
Dividends receivable — affiliated issuers	8
Receivable from Adviser	4,965
Prepaid expenses and other assets	10
TOTAL ASSETS	8,403,215
LIABILITIES
Due to custodian	299,327
Advisory fee payable	6,495
Custodian fees payable	8,901
Administration fees payable	361
Transfer agent fees payable	62
Registration and filing fees payable	305
Professional fees payable	36,122
Printing and postage fees payable	17,772
Accrued expenses and other liabilities	289
TOTAL LIABILITIES	369,634
NET ASSETS	$8,033,581
NET ASSETS CONSIST OF:
Paid-in Capital	$4,999,727
Total distributable earnings (loss)	3,033,854
NET ASSETS	$8,033,581
Class K
Net Assets	$8,033,581
Shares Outstanding	500,000
Net asset value, offering and redemption price per share	$ 16.07
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,102,803
Foreign currency, at cost	$ 114,670
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income — unaffiliated issuers	80,867
Dividend income — affiliated issuers	547
Foreign taxes withheld	(5,920)
TOTAL INVESTMENT INCOME (LOSS)	75,494
EXPENSES
Advisory fee	62,991
Administration fees	3,500
Custodian fees	51,341
Trustees’ fees and expenses	21,055
Transfer agent fees	744
Registration and filing fees	3,306
Professional fees and expenses	33,501
Printing and postage fees	41,136
Insurance expense	26
Miscellaneous expenses	1,183
TOTAL EXPENSES	218,783
Expenses waived/reimbursed by the Adviser	(155,792)
NET EXPENSES	62,991
NET INVESTMENT INCOME (LOSS)	$ 12,503
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	979,634
Foreign currency transactions	10,040
Net realized gain (loss)	989,674
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,901,542
Foreign currency translations	(91)
Net change in unrealized appreciation/depreciation	1,901,451
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,891,125
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,903,628
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	For the Period 5/29/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,503	$ 42,241
Net realized gain (loss)	989,674	(3,111)
Net change in unrealized appreciation/depreciation	1,901,451	896,973
Net increase (decrease) in net assets resulting from operations	2,903,628	936,103
Distributions to shareholders	(765,600)	(40,550)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	5,000,000
Net increase (decrease) in net assets from beneficial interest transactions	—	5,000,000
Net increase (decrease) in net assets during the period	2,138,028	5,895,553
Net assets at beginning of period	5,895,553	—
NET ASSETS AT END OF PERIOD	$8,033,581	$5,895,553
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	500,000
Net increase (decrease) from share transactions	—	500,000
*	Inception date.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20	For the Period 5/30/19*- 12/31/19
Net asset value, beginning of period	$ 11.79	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.09
Net realized and unrealized gain (loss)	5.78	1.78
Total from investment operations	5.81	1.87
Distributions to shareholders from:
Net investment income	(0.04)	(0.08)
Net realized gains	(1.49)	—
Total distributions	(1.53)	(0.08)
Net asset value, end of period	$16.07	$ 11.79
Total return (b)	49.76%	18.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,034	$5,896
Ratios to average net assets:
Total expenses	3.13%	5.35%(c)
Net expenses	0.90%	0.90%(c)
Net investment income (loss)	0.18%	1.32%(c)
Portfolio turnover rate	53%	18%(d)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street China Equity Select Fund	Class K	May 30, 2019	Non-Diversified
The Fund was formed on May 29, 2019 and commenced operations on May 30, 2019.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.90% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended December 31, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $155,792.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street China Equity Select Fund	1	100.00%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street China Equity Select Fund	$3,542,642	$4,327,338
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies and wash sales loss deferrals.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street China Equity Select Fund	$450,050	$315,550	$765,600
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street China Equity Select Fund	$ 40,550	$ —	$ 40,550
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street China Equity Select Fund	$42,465	$—	$193,687	$2,797,702	$3,033,854
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street China Equity Select Fund	$5,103,525	$2,834,420	$36,718	$2,797,702
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Special Risk Considerations of Investing in China
Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets or U.S. or foreign government interventions or restrictions that could preclude the Fund from making certain investments or result in the Fund selling investments at disadvantageous times), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET CHINA EQUITY SELECT FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street China Equity Select Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street China Equity Select Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from May 29, 2019 (inception date) through December 31, 2019, the financial highlights for the year then ended and the period from May 30, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from May 29, 2019 (inception date) through December 31, 2019, and its financial highlights for the year then ended and the period from May 30, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street China Equity Select Fund	0.90%	$1,297.30	$5.20	$1,020.60	$4.57
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2020, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2020:
Amount
State Street China Equity Select Fund	$315,550
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITCHINAAR

Annual Report
December 31, 2020
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Management’s Discussion Of Fund Performance (Unaudited)
The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”). The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio (the “Portfolio”) and employ its currency hedging strategy by directly entering into currency hedging transactions.
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 2.45%, and the Index was 2.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Fund and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Fund had positive performance in 2020. The Fund’s performance was driven by the US Dollar, reopening of the global economy, accommodative monetary policy, progress on the battle against COVID-19 despite the onset of the global coronavirus pandemic. In the first calendar quarter of 2020, strong macro and earnings data was offset by the outbreak of coronavirus and its worldwide spread resulting in travel bans, quarantines, lockdowns and shuttered economies. Performance in the second calendar quarter of the reporting period was positive on optimism that the spread of COVID-19 was slowing, ongoing monetary and fiscal policy intervention, the reopening of some economies and positive news regarding the development of vaccines for the virus. Positive performance continued in the third calendar quarter of the reporting period on optimism around progress on treatments and vaccines for COVID-19, declining new virus cases, and strong macro and earnings data. The Fund had positive performance in the fourth quarter of the reporting period on the back of the rollout of a number of vaccines for COVID-19, ongoing fiscal stimulus, a post-Brexit deal between the UK and EU despite the beginning of the second wave of the pandemic.
The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SoftBank Group Corp., LVMH Moet Hennessy Louis Vuitton SE, and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were BP PLC, Royal Dutch Shell PLC Class A, and HSBC Holdings PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

State Street Hedged International Developed Equity Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Average Annual Total Return Five Years Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street Hedged International Developed Equity Index Fund Class K	2.45%	7.58%	4.96%
MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index(1)	2.50%	7.60%	5.28%
*	Inception date is May 29, 2015.
(1)	The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Mutual Funds and Exchange Traded Products	99.2%
Short-Term Investment	3.2
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2%
UNITED STATES — 99.2%
State Street International Developed Equity Portfolio, (a) (Cost: $2,885,662,038)		$ 3,655,808,068
SHORT-TERM INVESTMENT — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c) (Cost $115,897,903)	115,888,798	115,911,975
TOTAL INVESTMENTS — 102.4% (Cost $3,001,559,941)		3,771,720,043
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(87,510,937)
NET ASSETS — 100.0%		$ 3,684,209,106

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.

At December 31, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank Of America, N.A.	USD 3,409,597	CHF 3,030,000	01/05/2021	$ 18,198
Bank Of America, N.A.	USD 3,935,178	JPY 410,382,000	01/05/2021	39,659
Bank Of America, N.A.	JPY 289,543,000	USD 2,804,489	01/05/2021	62
Bank Of America, N.A.	SEK 3,656,000	USD 441,484	01/05/2021	(3,689)
Bank of Montreal	USD 966,825	CHF 856,000	01/05/2021	1,556
Bank of Montreal	USD 3,087,292	EUR 2,548,000	01/05/2021	30,313
Bank of Montreal	USD 607,436,484	EUR 496,454,157	01/05/2021	(45)
Bank of Montreal	USD 1,327,136	GBP 993,000	01/05/2021	30,245
Bank of Montreal	USD 264,565,344	GBP 193,544,273	01/05/2021	(125)
Bank of Montreal	USD 2,422,657	JPY 252,131,000	01/05/2021	19,408
Bank of Montreal	HKD 85,520,000	USD 11,032,118	01/05/2021	2,759
Bank of Montreal	JPY 7,907,444,000	USD 75,892,204	01/05/2021	(696,919)
Bank of Montreal	JPY 46,031,245,305	USD 441,792,511	01/05/2021	(4,052,279)
Bank of Montreal	EUR 496,454,157	USD 607,819,746	02/02/2021	(30,590)
Bank of Montreal	GBP 193,544,273	USD 264,616,730	02/02/2021	(6,793)
Barclays Bank PLC	USD 710,498	AUD 939,000	01/05/2021	14,081
Barclays Bank PLC	USD 2,549,759	JPY 264,151,000	01/05/2021	8,728
Barclays Bank PLC	SEK 973,594,531	USD 113,974,015	01/05/2021	(4,575,587)
Barclays Bank PLC	NOK 175,934,520	USD 19,869,616	01/05/2021	(678,801)
Barclays Bank PLC	DKK 537,680,566	USD 86,500,491	01/05/2021	(1,882,934)
Barclays Bank PLC	AUD 325,799,050	USD 240,147,131	01/05/2021	(11,255,767)
Barclays Bank PLC	NZD 16,232,581	USD 11,408,745	01/05/2021	(278,712)
Barclays Bank PLC	ILS 34,970,174	USD 10,582,544	01/05/2021	(308,877)
Barclays Bank PLC	HKD 817,376,035	USD 105,437,945	01/05/2021	22,437
Barclays Bank PLC	CHF 308,000,571	USD 340,694,275	01/05/2021	(7,742,368)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	SGD 48,550,299	USD 36,239,004	01/05/2021	$ (495,608)
BNP Paribas S.A.	JPY 335,486,000	USD 3,240,221	01/05/2021	(9,195)
Citibank N.A.	USD 3,253,376	EUR 2,670,000	01/05/2021	13,502
Citibank N.A.	USD 1,404,859	GBP 1,041,000	01/05/2021	18,135
Citibank N.A.	USD 478,089	HKD 3,706,000	01/05/2021	(133)
Citibank N.A.	USD 475,657,081	JPY 49,109,215,305	01/05/2021	—
Citibank N.A.	JPY 49,109,215,305	USD 475,804,553	02/02/2021	(15,473)
Goldman Sachs Bank USA	USD 868,994	DKK 5,312,000	01/05/2021	4,187
Goldman Sachs Bank USA	GBP 1,141,000	USD 1,537,410	01/05/2021	(22,279)
HSBC Bank USA	USD 607,436,484	EUR 496,454,157	01/05/2021	(45)
HSBC Bank USA	USD 264,565,345	GBP 193,544,274	01/05/2021	(125)
HSBC Bank USA	USD 376,177	SGD 503,000	01/05/2021	4,407
HSBC Bank USA	GBP 167,021,273	USD 223,115,368	01/05/2021	(5,194,253)
HSBC Bank USA	EUR 441,241,157	USD 528,418,055	01/05/2021	(11,462,523)
HSBC Bank USA	EUR 3,391,000	USD 4,135,791	01/05/2021	(13,267)
HSBC Bank USA	EUR 496,454,157	USD 607,833,647	02/02/2021	(16,689)
HSBC Bank USA	GBP 193,544,274	USD 264,621,473	02/02/2021	(2,051)
JP Morgan Chase Bank, N.A.	USD 1,282,044	GBP 941,000	01/05/2021	4,256
JP Morgan Chase Bank, N.A.	USD 1,555,715	CHF 1,374,000	02/02/2021	42
JP Morgan Chase Bank, N.A.	USD 1,130,748	NOK 9,682,000	02/02/2021	44
JP Morgan Chase Bank, N.A.	USD 5,749,830	SEK 47,207,000	02/02/2021	402
JP Morgan Chase Bank, N.A.	DKK 11,107,000	USD 1,826,695	02/02/2021	(196)
Morgan Stanley Bank, N.A.	USD 1,085,906	AUD 1,459,000	01/05/2021	39,932
Morgan Stanley Bank, N.A.	USD 2,162,293	GBP 1,617,000	01/05/2021	48,064
Morgan Stanley Bank, N.A.	USD 4,921,299	GBP 3,683,000	01/05/2021	113,175
Morgan Stanley Bank, N.A.	USD 9,019,573	JPY 934,572,000	01/05/2021	32,410
Morgan Stanley Bank, N.A.	USD 1,222,672	SEK 10,185,000	01/05/2021	17,503
Morgan Stanley Bank, N.A.	AUD 1,030,000	USD 782,808	01/05/2021	(11,992)
Morgan Stanley Bank, N.A.	CHF 938,000	USD 1,061,276	01/05/2021	130
Royal Bank of Canada	USD 2,502,982	AUD 3,324,000	01/05/2021	61,983
Royal Bank of Canada	USD 269,625,352	AUD 349,414,050	01/05/2021	66
Royal Bank of Canada	USD 360,248,398	CHF 318,441,571	01/05/2021	—
Royal Bank of Canada	USD 92,544,681	DKK 562,995,566	01/05/2021	—
Royal Bank of Canada	USD 1,471,762	GBP 1,089,000	01/05/2021	16,846
Royal Bank of Canada	USD 115,269,193	HKD 893,780,035	01/05/2021	—
Royal Bank of Canada	USD 12,057,485	ILS 38,714,174	01/05/2021	—
Royal Bank of Canada	USD 22,894,495	NOK 196,021,520	01/05/2021	—
Royal Bank of Canada	USD 11,687,458	NZD 16,232,581	01/05/2021	(1)
Royal Bank of Canada	USD 131,714,331	SEK 1,081,710,531	01/05/2021	—
Royal Bank of Canada	USD 40,386,108	SGD 53,376,299	01/05/2021	—
Royal Bank of Canada	SEK 115,962,000	USD 13,576,450	01/05/2021	(543,647)
Royal Bank of Canada	NOK 20,087,000	USD 2,268,658	01/05/2021	(77,420)
Royal Bank of Canada	CHF 16,119,000	USD 17,829,963	01/05/2021	(405,231)
Royal Bank of Canada	DKK 30,627,000	USD 4,927,613	01/05/2021	(106,825)
Royal Bank of Canada	ILS 3,744,000	USD 1,133,068	01/05/2021	(32,996)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	USD 3,910,817	AUD 5,067,000	02/02/2021	$ 332
Royal Bank of Canada	USD 1,613,219	HKD 12,508,000	02/02/2021	80
Royal Bank of Canada	USD 2,582,321	JPY 266,519,000	02/02/2021	(14)
Royal Bank of Canada	USD 1,464,020	SGD 1,935,000	02/02/2021	89
Royal Bank of Canada	AUD 349,414,050	USD 269,691,740	02/02/2021	(16,225)
Royal Bank of Canada	NZD 16,232,581	USD 11,688,675	02/02/2021	(680)
Royal Bank of Canada	HKD 893,780,035	USD 115,278,114	02/02/2021	(2,862)
Royal Bank of Canada	SEK 1,081,710,531	USD 131,752,834	02/02/2021	(9,128)
Royal Bank of Canada	DKK 562,995,566	USD 92,594,909	02/02/2021	(7,215)
Royal Bank of Canada	ILS 38,714,174	USD 12,059,551	02/02/2021	(3,889)
Royal Bank of Canada	CHF 318,441,571	USD 360,548,192	02/02/2021	(17,861)
Royal Bank of Canada	NOK 196,021,520	USD 22,893,158	02/02/2021	(822)
Royal Bank of Canada	SGD 53,376,299	USD 40,385,497	02/02/2021	(1,451)
Societe Generale	GBP 1,322,000	USD 1,784,208	01/05/2021	(22,899)
Standard Chartered Bank	USD 663,828	AUD 896,000	01/05/2021	27,571
Standard Chartered Bank	USD 647,736	AUD 849,000	01/05/2021	7,395
Standard Chartered Bank	USD 748,944	AUD 983,000	01/05/2021	9,588
Standard Chartered Bank	USD 876,298	CHF 774,000	01/05/2021	(683)
Standard Chartered Bank	USD 5,010,614	EUR 4,148,000	01/05/2021	64,671
Standard Chartered Bank	USD 3,424,101	EUR 2,795,000	01/05/2021	(4,279)
Standard Chartered Bank	USD 11,501,787	EUR 9,447,000	01/05/2021	57,089
Standard Chartered Bank	AUD 1,193,000	USD 903,888	01/05/2021	(16,690)
Standard Chartered Bank	CHF 1,087,000	USD 1,224,325	01/05/2021	(5,383)
Toronto Dominion Bank	USD 919,924	CHF 817,000	01/05/2021	4,337
Toronto Dominion Bank	USD 1,494,670	CHF 1,330,000	01/05/2021	9,940
Toronto Dominion Bank	USD 2,677,718	JPY 276,484,000	01/05/2021	223
Toronto Dominion Bank	EUR 128,130,000	USD 153,438,750	01/05/2021	(3,334,700)
Toronto Dominion Bank	GBP 59,947,000	USD 80,075,824	01/05/2021	(1,868,689)
Toronto Dominion Bank	JPY 46,031,245,305	USD 441,788,271	01/05/2021	(4,056,519)
UBS AG	USD 1,013,807	CHF 896,000	01/05/2021	(175)
UBS AG	USD 2,962,473	EUR 2,414,000	01/05/2021	(8,823)
UBS AG	USD 1,088,742	HKD 8,440,000	01/05/2021	(250)
UBS AG	USD 2,318,204	JPY 238,813,000	01/05/2021	(5,133)
UBS AG	USD 526,165	SEK 4,472,000	01/05/2021	18,367
UBS AG	EUR 2,927,000	USD 3,588,613	01/05/2021	7,283
UBS AG	SEK 3,155,000	USD 383,041	01/05/2021	(1,127)
UBS AG	HKD 3,030,000	USD 390,826	01/05/2021	52
Westpac Banking Corp.	USD 475,657,081	JPY 49,109,215,305	01/05/2021	—
Westpac Banking Corp.	AUD 29,842,000	USD 21,997,792	01/05/2021	(1,029,793)
Westpac Banking Corp.	SGD 5,329,000	USD 3,977,703	01/05/2021	(54,378)
Westpac Banking Corp.	GBP 167,021,274	USD 223,113,698	01/05/2021	(5,195,924)
Westpac Banking Corp.	EUR 441,241,157	USD 528,421,585	01/05/2021	(11,458,993)
Westpac Banking Corp.	USD 10,672,781	EUR 8,717,000	02/02/2021	171
Westpac Banking Corp.	GBP 1,307,000	USD 1,786,938	02/02/2021	(58)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	JPY 49,109,215,305	USD 475,811,007	02/02/2021	$ (9,019)
Total				$(76,287,379)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
During the period ended December 31, 2020, average notional value related to forward foreign currency exchange contracts was $10,886,602,637.
At December 31, 2020, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	230	03/19/2021	$24,571,826	$24,504,200	$(67,626)
During the period ended December 31, 2020, average notional value related to futures contracts was $71,417,006.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,655,808,068	$ —	$—	$3,655,808,068
Short-Term Investment	115,911,975	—	—	115,911,975
TOTAL INVESTMENTS	$3,771,720,043	$ —	$—	$3,771,720,043
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	769,718	—	769,718
Futures Contracts	(67,626)	—	—	(67,626)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (67,626)	$ 769,718	$—	$ 702,092
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,771,652,417	$ 769,718	$—	$3,772,422,135
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(77,057,097)	—	(77,057,097)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$(77,057,097)	$—	$ (77,057,097)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	99,822,414	$99,832,396	$582,301,688	$566,159,966	$(75,976)	$13,833	115,888,798	$115,911,975	$—
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,655,808,068
Investment in affiliated issuers, at value	115,911,975
Total Investments	3,771,720,043
Foreign currency, at value	63,211
Net cash at broker	6,127,785
Receivable for fund shares sold	5,258,204
Unrealized appreciation on forward foreign currency exchange contracts	769,718
Dividends receivable — affiliated issuers	4,825
Receivable from Adviser	167,350
Receivable for foreign taxes recoverable	201,643
Prepaid expenses and other assets	349,181
TOTAL ASSETS	3,784,661,960
LIABILITIES
Due to custodian	20,050,100
Payable for fund shares repurchased	2,444,253
Payable to broker – accumulated variation margin on open futures contracts	67,125
Unrealized depreciation on forward foreign currency exchange contracts	77,057,097
Advisory fee payable	436,690
Custodian fees payable	23,416
Administration fees payable	155,971
Transfer agent fees payable	2,658
Registration and filing fees payable	3,793
Professional fees payable	33,108
Printing and postage fees payable	18,297
Accrued expenses and other liabilities	160,346
TOTAL LIABILITIES	100,452,854
NET ASSETS	$3,684,209,106
NET ASSETS CONSIST OF:
Paid-in Capital	$3,289,831,732
Total distributable earnings (loss)	394,377,374
NET ASSETS	$3,684,209,106
Class K
Net Assets	$3,684,209,106
Shares Outstanding	35,137,415
Net asset value, offering and redemption price per share	$ 104.85
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,885,662,038
Investment in affiliated issuers	115,897,903
Total cost of investments	$3,001,559,941
Foreign currency, at cost	$ 61,787
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 91,245,153
Securities Lending income allocated from affiliated Portfolio	482,721
Expenses allocated from affiliated Portfolio	(4,822,321)
Foreign taxes withheld allocated from affiliated Portfolio	(7,690,583)
TOTAL INVESTMENT INCOME (LOSS)	79,214,970
EXPENSES
Advisory fee	4,834,264
Administration fees	1,726,523
Custodian fees	177,657
Trustees’ fees and expenses	20,999
Transfer agent fees	17,993
Registration and filing fees	86,483
Professional fees and expenses	42,538
Printing and postage fees	42,021
Insurance expense	15,001
Miscellaneous expenses	755,176
TOTAL EXPENSES	7,718,655
Expenses waived/reimbursed by the Adviser	(5,657,221)
NET EXPENSES	2,061,434
NET INVESTMENT INCOME (LOSS)	$ 77,153,536
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(122,073,393)
Foreign currency transactions allocated from affiliated Portfolio	1,663,768
Futures contracts allocated from affiliated Portfolio	13,005,715
Investments - affiliated issuers	(75,976)
Forward foreign currency exchange contracts	(169,558,689)
Foreign currency transactions	(1,209)
Futures contracts	(7,784,554)
Net realized gain (loss)	(284,824,338)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	277,495,154
Foreign currency transactions allocated from affiliated Portfolio	690,066
Future contracts allocated from affiliated Portfolio	674,032
Investments - affiliated issuers	13,833
Forward foreign currency exchange contracts	(12,859,145)
Foreign currency translations	18,406
Futures contracts	(1,116,816)
Net change in unrealized appreciation/depreciation	264,915,530
NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,908,808)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 57,244,728
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 77,153,536	$ 105,727,302
Net realized gain (loss)	(284,824,338)	109,623,221
Net change in unrealized appreciation/depreciation	264,915,530	526,360,746
Net increase (decrease) in net assets resulting from operations	57,244,728	741,711,269
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(73,489,711)	(186,407,608)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	1,036,070,604	605,074,489
Reinvestment of distributions	72,834,788	185,888,647
Cost of shares redeemed	(1,181,194,756)	(496,367,578)
Net increase (decrease) in net assets from beneficial interest transactions	(72,289,364)	294,595,558
Net increase (decrease) in net assets during the period	(88,534,347)	849,899,219
Net assets at beginning of period	3,772,743,453	2,922,844,234
NET ASSETS AT END OF PERIOD	$ 3,684,209,106	$3,772,743,453
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	11,157,983	6,097,166
Reinvestment of distributions	688,289	1,763,649
Shares redeemed	(12,869,024)	(4,939,014)
Net increase (decrease) from share transactions	(1,022,752)	2,921,801
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 8.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)(b)
Net asset value, beginning of period	$ 104.30	$ 87.90	$ 104.00	$ 91.80	$ 90.00
Income (loss) from investment operations:
Net investment income (loss) (c)	2.15	3.10	2.90	2.70	2.40
Net realized and unrealized gain (loss)	0.53	18.60	(12.60)	12.70	3.40
Total from investment operations	2.68	21.70	(9.70)	15.40	5.80
Distributions to shareholders from:
Net investment income	(2.13)	(3.20)	(5.00)	—	(2.00)
Net realized gains	—	(2.10)	(1.40)	(3.20)	(2.00)
Total distributions	(2.13)	(5.30)	(6.40)	(3.20)	(4.00)
Net asset value, end of period	$ 104.85	$ 104.30	$ 87.90	$ 104.00	$ 91.80
Total return (d)	2.45%	24.82%	(9.25)%	16.85%	6.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,684,209	$3,772,743	$2,922,844	$2,894,400	$2,113,394
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.36%	0.35%	0.34%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.23%	3.08%	2.85%	2.69%	2.79%
Portfolio turnover rate (e)	8%	3%	14%	4%	1%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 8.
(b)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the affiliated Portfolio.
(c)	Net investment income per share is calculated using the average shares method.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

For the period ended December 31, 2020, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$769,718	$—	$—	$—	$769,718
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$77,057,097	$—	$ —	$—	$77,057,097
Futures Contracts	—	—	—	67,125	—	67,125
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(169,558,689)	$—	$ —	$—	$(169,558,689)
Futures Contracts	—	—	—	(7,784,554)	—	(7,784,554)

16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(12,859,145)	$—	$ —	$—	$(12,859,145)
Futures Contracts	—	—	—	(1,116,816)	—	(1,116,816)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ 57,919	$ (3,689)	$—	$ 54,230
Bank of Montreal	84,281	(84,281)	—	—
Barclays Bank PLC	45,246	(45,246)	—	—
Citibank N.A.	31,637	(15,606)	—	16,031
Goldman Sachs Capital Markets L.P.	4,187	(4,187)	—	—
HSBC Bank USA	4,407	(4,407)	—	—
JP Morgan Chase Bank, N.A.	4,744	(196)	—	4,548
Morgan Stanley Bank, N.A.	251,214	(11,992)	—	239,222
Royal Bank of Canada	79,396	(79,396)	—	—
Standard Chartered Bank	166,314	(27,035)	—	139,279
Toronto Dominion Bank	14,500	(14,500)	—	—
UBS AG	25,702	(15,508)	—	10,194
Westpac Banking Corp.	171	(171)	—	—
	$769,718	$(306,214)	$—	$463,504
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ (3,689)	$ 3,689	$—	$ —
Bank of Montreal	(4,786,751)	84,281	—	(4,702,470)
Barclays Bank PLC	(27,218,654)	45,246	—	(27,173,408)
BNP Paribas S.A.	(9,195)	—	—	(9,195)
Citibank N.A.	(15,606)	15,606	—	—
Goldman Sachs Capital Markets L.P.	(22,279)	4,187	—	(18,092)
HSBC Bank USA	(16,688,953)	4,407	—	(16,684,546)
JP Morgan Chase Bank, N.A.	(196)	196	—	—
Morgan Stanley Bank, N.A.	(11,992)	11,992	—	—
Royal Bank of Canada	(1,226,267)	79,396	—	(1,146,871)
Societe Generale	(22,899)	—	—	(22,899)
Standard Chartered Bank	(27,035)	27,035	—	—
Toronto Dominion Bank	(9,259,908)	14,500	—	(9,245,408)
UBS AG	(15,508)	15,508	—	—
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Westpac Banking Corp.	$(17,748,165)	$ 171	$—	(17,747,994)
	$(77,057,097)	$306,214	$—	$(76,750,883)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended December 31, 2020, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currencies, futures contracts, forward contracts, passive foreign investment companies, partnerships and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$73,489,711	$—	$73,489,711
The tax character of distributions paid during the year ended December 31, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 151,901,213	$ 34,506,395	$ 186,407,608
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Hedged International Developed Equity Index Fund	$9,058,033	$(307,294,654)	$—	$692,613,995	$394,377,374
As of December 31, 2020, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Hedged International Developed Equity Index Fund	$84,895,326	$222,399,328
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,003,016,354	$694,163,028	$—	$694,163,028
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Share Splits
The Board authorized a 1-for-10 reverse share split for the Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Hedged International Developed Equity Index Fund and Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,129.20	$1.07	$1,024.10	$1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended December 31, 2020.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2020, is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2020, the total amount of foreign taxes that will be passed through are:
Amount
State Street Hedged International Developed Equity Index Fund	$5,435,791
The amount of foreign source income earned on the Fund during the year ended December 31, 2020 was as follows:
Amount
State Street Hedged International Developed Equity Index Fund	$91,262,247
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors. (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - Present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's trustees and officers and is available, without charge, upon request and by calling 1-800-997-7327.

29

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Annual Report
December 31, 2020
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management’s Discussion Of Fund Performance (Unaudited)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Portfolio was 7.96%, and the Index was 7.82%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had positive performance in 2020. The Portfolio’s performance was driven by the reopening of the global economy, accommodative monetary policy, progress on the battle against COVID-19 despite the onset of the global coronavirus pandemic. In the first calendar quarter of 2020, strong macro and earnings data was offset by the outbreak of coronavirus and its worldwide spread resulting in travel bans, quarantines, lockdowns and shuttered economies. Performance in the second calendar quarter of the reporting period was positive on optimism that the spread of COVID-19 was slowing, ongoing monetary and fiscal policy intervention, the reopening of some economies and positive news regarding the development of vaccines for the virus. Positive performance continued in the third calendar quarter of the reporting period on optimism around progress on treatments and vaccines for COVID-19, declining new virus cases, and strong macro and earnings data. The Portfolio had positive performance in the fourth quarter of the reporting period on the back of the rollout of a number of vaccines for COVID-19, ongoing fiscal stimulus, a post-Brexit deal between the UK and EU despite the beginning of the second wave of the pandemic.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were SoftBank Group Corp., LVMH Moet Hennessy Louis Vuitton SE, and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were BP PLC, Royal Dutch Shell PLC Class A, and HSBC Holdings PLC.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street International Developed Equity Index Portfolio	7.96%	8.06%
MSCI EAFE (Europe, Australasia, Far East) Index(1)	7.82%	8.04%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2020

Description	Market Value	% of Net Assets
Nestle SA	76,544,851	2.1%
Roche Holding AG	55,294,553	1.5
Novartis AG	47,287,257	1.3
ASML Holding NV	46,331,721	1.3
LVMH Moet Hennessy Louis Vuitton SE	39,038,222	1.1
TOTAL	264,496,604	7.3%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 7.7%
Afterpay, Ltd. (a)	47,262	$ 4,303,428
AGL Energy, Ltd.	150,670	1,389,361
AMP, Ltd.	717,643	863,880
Ampol, Ltd.	51,429	1,127,853
APA Group Stapled Security	266,666	1,985,708
Aristocrat Leisure, Ltd.	124,478	2,977,658
ASX, Ltd.	43,582	2,421,364
Aurizon Holdings, Ltd.	422,789	1,272,356
AusNet Services	383,490	519,340
Australia & New Zealand Banking Group, Ltd.	630,052	11,036,280
BHP Group PLC	477,579	12,566,906
BHP Group, Ltd.	661,284	21,651,177
BlueScope Steel, Ltd.	107,733	1,453,151
Brambles, Ltd.	340,909	2,788,462
CIMIC Group, Ltd. (a)(b)	24,790	466,179
Coca-Cola Amatil, Ltd.	124,122	1,238,419
Cochlear, Ltd.	15,192	2,215,630
Coles Group, Ltd.	304,255	4,258,881
Commonwealth Bank of Australia	397,649	25,195,119
Computershare, Ltd.	102,451	1,153,432
Crown Resorts, Ltd.	91,949	683,272
CSL, Ltd.	102,018	22,292,555
Dexus REIT	242,238	1,757,076
Evolution Mining, Ltd.	377,056	1,451,867
Fortescue Metals Group, Ltd.	380,407	6,877,669
Glencore PLC (a)	2,248,297	7,160,808
Goodman Group REIT	366,906	5,353,858
GPT Group REIT	413,810	1,436,925
Insurance Australia Group, Ltd.	512,434	1,858,473
LendLease Corp., Ltd. Stapled Security	151,641	1,532,881
Macquarie Group, Ltd.	76,458	8,170,158
Magellan Financial Group, Ltd.	27,349	1,132,433
Medibank Pvt, Ltd.	647,264	1,503,379
Mirvac Group REIT	845,804	1,723,035
National Australia Bank, Ltd.	736,197	12,838,756
Newcrest Mining, Ltd.	187,132	3,722,643
Northern Star Resources, Ltd.	173,353	1,697,514
Oil Search, Ltd.	449,817	1,287,746
Orica, Ltd.	92,163	1,077,432
Origin Energy, Ltd.	392,018	1,439,904
Qantas Airways, Ltd. (a)	178,931	669,650
QBE Insurance Group, Ltd.	313,570	2,063,973
Ramsay Health Care, Ltd.	42,271	2,028,214
REA Group, Ltd.	11,311	1,299,270
Rio Tinto PLC	250,250	18,711,725
Rio Tinto, Ltd.	82,040	7,206,143
Santos, Ltd.	383,100	1,853,532
Scentre Group REIT	1,199,790	2,573,775
Security Description	Shares	Value
SEEK, Ltd.	76,262	$ 1,678,922
Sonic Healthcare, Ltd.	101,699	2,523,005
South32, Ltd.	1,038,863	1,980,048
Stockland REIT	553,225	1,784,426
Suncorp Group, Ltd.	284,230	2,136,237
Sydney Airport Stapled Security (a)	302,380	1,495,655
Tabcorp Holdings, Ltd.	481,417	1,448,794
Telstra Corp., Ltd.	964,855	2,218,701
TPG TELECOM, Ltd. (a)	98,984	551,471
Transurban Group Stapled Security	607,362	6,402,046
Treasury Wine Estates, Ltd.	147,841	1,072,366
Vicinity Centres REIT	796,496	986,459
Washington H Soul Pattinson & Co., Ltd.	28,102	652,499
Wesfarmers, Ltd.	256,073	9,958,979
Westpac Banking Corp.	802,643	11,996,996
WiseTech Global, Ltd.	35,073	832,221
Woodside Petroleum, Ltd.	215,480	3,781,098
Woolworths Group, Ltd.	286,016	8,675,886
		282,465,059
AUSTRIA — 0.2%
Erste Group Bank AG	65,346	1,994,055
OMV AG	34,411	1,389,418
Raiffeisen Bank International AG (a)	34,387	701,798
Verbund AG	15,343	1,311,289
Voestalpine AG	26,238	940,632
		6,337,192
BELGIUM — 0.9%
Ageas SA/NV	38,086	2,030,833
Anheuser-Busch InBev SA	173,208	12,082,051
Elia Group SA	6,832	815,031
Etablissements Franz Colruyt NV	12,414	736,218
Galapagos NV (a)	9,816	966,594
Groupe Bruxelles Lambert SA	25,073	2,531,554
KBC Group NV (a)	56,404	3,953,071
Proximus SADP	40,640	806,044
Sofina SA	3,463	1,173,692
Solvay SA	17,518	2,076,540
UCB SA	27,486	2,841,104
Umicore SA	46,251	2,223,437
		32,236,169
BRAZIL — 0.0%
Yara International ASA	40,982	1,704,003
CHILE — 0.0% (c)
Antofagasta PLC	83,473	1,643,659
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	842,500	2,553,409

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (d)	393,700	$ 1,299,834
ESR Cayman, Ltd. (a)(d)	387,200	1,388,234
Prosus NV	108,318	11,710,570
Wilmar International, Ltd.	440,800	1,550,880
		18,502,927
DENMARK — 2.5%
Ambu A/S Class B (b)	37,433	1,619,523
AP Moller - Maersk A/S Class A	700	1,455,577
AP Moller - Maersk A/S Class B	1,358	3,034,768
Carlsberg AS Class B	23,330	3,739,856
Chr. Hansen Holding A/S (a)	24,085	2,479,961
Coloplast A/S Class B	27,539	4,208,146
Danske Bank A/S (a)	149,220	2,468,808
Demant A/S (a)	23,412	925,935
DSV Panalpina A/S	46,802	7,847,134
Genmab A/S (a)	14,725	5,961,646
GN Store Nord A/S	29,936	2,397,439
H Lundbeck A/S	14,575	500,248
Novo Nordisk A/S Class B	386,825	27,128,937
Novozymes A/S Class B	45,083	2,590,040
Orsted A/S (d)	43,168	8,823,771
Pandora A/S	22,173	2,482,093
Rockwool International A/S Class B	1,854	694,240
Tryg A/S (b)	34,769	1,097,908
Vestas Wind Systems A/S	44,649	10,565,009
		90,021,039
FINLAND — 1.2%
Elisa Oyj	34,231	1,879,305
Fortum Oyj	102,132	2,461,783
Kesko Oyj Class B	62,859	1,618,210
Kone Oyj Class B	75,357	6,127,815
Neste Oyj	97,043	7,024,478
Nokia Oyj (a)	1,270,136	4,896,890
Nordea Bank Abp (a)	732,904	5,998,844
Orion Oyj Class B	23,073	1,059,508
Sampo Oyj Class A	106,567	4,507,584
Stora Enso Oyj Class R	132,563	2,537,579
UPM-Kymmene Oyj	121,370	4,524,864
Wartsila OYJ Abp	95,439	951,711
		43,588,571
FRANCE — 10.4%
Accor SA (a)	42,276	1,531,113
Adevinta ASA (a)	47,690	802,079
Aeroports de Paris (a)	5,916	768,007
Air Liquide SA	106,167	17,439,159
Airbus SE (a)	130,953	14,385,228
Alstom SA (a)	57,713	3,291,353
Amundi SA (a)(d)	13,764	1,124,975
Arkema SA	16,060	1,837,295
Atos SE (a)	23,181	2,120,993
Security Description	Shares	Value
AXA SA	431,941	$ 10,312,119
BioMerieux	8,992	1,269,649
BNP Paribas SA (a)	254,514	13,423,353
Bollore SA	188,302	779,202
Bouygues SA	50,447	2,077,027
Bureau Veritas SA (a)	64,040	1,705,030
Capgemini SE	35,592	5,521,961
Carrefour SA	135,532	2,326,597
Cie de Saint-Gobain (a)	118,530	5,438,526
Cie Generale des Etablissements Michelin SCA	38,792	4,981,341
CNP Assurances (a)	32,643	526,414
Covivio REIT	11,839	1,091,491
Credit Agricole SA (a)	263,491	3,327,110
Danone SA	140,446	9,238,263
Dassault Aviation SA (a)	605	664,002
Dassault Systemes SE	29,110	5,917,854
Edenred	53,791	3,054,519
Eiffage SA (a)	20,205	1,954,013
Electricite de France SA (a)	144,832	2,285,112
Engie SA (a)	416,383	6,378,507
EssilorLuxottica SA	63,489	9,908,334
Eurazeo SE (a)	7,897	536,262
Faurecia SE (a)	19,469	998,350
Gecina SA REIT	9,903	1,530,354
Getlink SE (a)	95,283	1,653,154
Hermes International	7,043	7,579,920
Iliad SA	3,166	651,179
Ipsen SA	9,549	793,322
Kering SA	17,120	12,451,001
Klepierre SA REIT	44,201	994,570
La Francaise des Jeux SAEM (d)	18,485	846,114
Legrand SA	59,995	5,358,702
L'Oreal SA	56,488	21,481,218
LVMH Moet Hennessy Louis Vuitton SE	62,450	39,038,222
Natixis SA (a)	221,885	757,178
Orange SA	454,223	5,409,812
Orpea SA (a)	12,027	1,582,667
Pernod Ricard SA	46,446	8,910,787
Peugeot SA (a)	132,282	3,620,666
Publicis Groupe SA	47,631	2,375,448
Remy Cointreau SA	4,727	880,861
Renault SA (a)	41,712	1,825,073
Safran SA (a)	71,530	10,148,005
Sanofi	254,491	24,505,798
Sartorius Stedim Biotech	6,218	2,215,459
Schneider Electric SE	120,103	17,384,423
SCOR SE (a)	33,341	1,077,787
SEB SA	4,983	908,445
Societe Generale SA (a)	177,778	3,702,630
Sodexo SA	20,638	1,747,917
Suez SA	75,713	1,502,599
Teleperformance	13,084	4,343,222

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Thales SA	23,415	$ 2,145,842
TOTAL SE	566,150	24,452,761
Ubisoft Entertainment SA (a)	19,445	1,875,756
Unibail-Rodamco-Westfield REIT (b)	30,212	2,387,257
Valeo SA	53,270	2,103,962
Veolia Environnement SA	120,108	2,940,632
Vinci SA	115,700	11,517,706
Vivendi SA	189,349	6,111,664
Wendel SE	5,133	615,173
Worldline SA (a)(d)	52,595	5,090,291
		381,532,815
GERMANY — 9.1%
Adidas AG (a)	42,649	15,545,369
Allianz SE	93,671	23,002,457
Aroundtown SA	214,113	1,603,305
BASF SE	205,843	16,300,326
Bayer AG	219,842	12,953,101
Bayerische Motoren Werke AG	73,517	6,497,213
Bayerische Motoren Werke AG Preference Shares	12,415	838,509
Bechtle AG	6,283	1,371,461
Beiersdorf AG	22,225	2,568,144
Brenntag AG	35,766	2,771,853
Carl Zeiss Meditec AG	8,478	1,129,648
Commerzbank AG (a)	228,232	1,470,548
Continental AG	25,118	3,726,392
Covestro AG (d)	39,692	2,451,568
Daimler AG	193,677	13,694,697
Delivery Hero SE (a)(d)	28,895	4,490,018
Deutsche Bank AG (a)	448,939	4,915,679
Deutsche Boerse AG	43,060	7,336,534
Deutsche Lufthansa AG (a)	64,206	849,618
Deutsche Post AG	223,432	11,071,898
Deutsche Telekom AG	746,102	13,652,315
Deutsche Wohnen SE	78,026	4,171,028
E.ON SE	509,982	5,655,831
Evonik Industries AG	48,315	1,577,210
Fresenius Medical Care AG & Co. KGaA	48,583	4,054,062
Fresenius SE & Co. KGaA	92,062	4,262,390
Fuchs Petrolub SE Preference Shares	15,262	867,212
GEA Group AG	34,919	1,250,992
Hannover Rueck SE	14,012	2,233,913
HeidelbergCement AG	33,201	2,486,945
HelloFresh SE (a)	34,012	2,630,092
Henkel AG & Co. KGaA Preference Shares	39,237	4,431,178
Henkel AG & Co. KGaA	23,494	2,266,629
HOCHTIEF AG	6,344	617,483
Infineon Technologies AG	291,774	11,206,232
KION Group AG	13,825	1,203,713
Knorr-Bremse AG	17,109	2,337,877
LANXESS AG	20,021	1,537,412
Security Description	Shares	Value
LEG Immobilien AG	16,849	$ 2,619,417
Merck KGaA	29,082	4,994,113
MTU Aero Engines AG	12,036	3,142,666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,853	9,462,823
Nemetschek SE	13,024	962,505
Porsche Automobil Holding SE Preference Shares	34,064	2,350,696
Puma SE (a)	22,562	2,547,457
Rational AG	1,178	1,097,582
RWE AG	147,597	6,243,076
SAP SE	234,722	30,792,950
Sartorius AG Preference Shares	8,092	3,401,972
Scout24 AG (d)	25,456	2,088,385
Siemens AG	171,830	24,707,708
Siemens Energy AG (a)	90,243	3,312,504
Siemens Healthineers AG (d)	58,540	3,006,885
Symrise AG	28,935	3,837,730
TeamViewer AG (a)(d)	30,298	1,624,827
Telefonica Deutschland Holding AG	255,715	705,545
Uniper SE	42,784	1,478,318
United Internet AG	23,175	976,289
Volkswagen AG	6,792	1,413,591
Volkswagen AG Preference Shares	41,297	7,701,621
Vonovia SE	118,913	8,694,840
Zalando SE (a)(d)	33,849	3,771,336
		331,965,688
HONG KONG — 2.7%
AIA Group, Ltd.	2,718,200	33,303,327
ASM Pacific Technology, Ltd.	61,200	807,439
Bank of East Asia, Ltd.	247,439	528,459
CK Asset Holdings, Ltd.	562,679	2,888,194
CK Infrastructure Holdings, Ltd.	153,000	821,843
CLP Holdings, Ltd.	359,000	3,319,680
Hang Lung Properties, Ltd.	474,000	1,250,127
Hang Seng Bank, Ltd.	175,100	3,019,258
Henderson Land Development Co., Ltd.	323,436	1,261,817
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	577,614
HKT Trust & HKT, Ltd. Stapled Security	774,000	1,004,203
Hong Kong & China Gas Co., Ltd.	2,425,424	3,622,254
Hong Kong Exchanges & Clearing, Ltd.	269,630	14,778,820
Hongkong Land Holdings, Ltd.	254,100	1,049,433
Jardine Matheson Holdings, Ltd.	49,900	2,794,400

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Jardine Strategic Holdings, Ltd.	47,600	$ 1,184,288
Link REIT	485,718	4,422,537
Melco Resorts & Entertainment, Ltd. ADR	43,123	799,932
MTR Corp., Ltd.	346,101	1,934,971
New World Development Co., Ltd.	349,269	1,626,110
PCCW, Ltd.	971,136	584,897
Power Assets Holdings, Ltd.	316,000	1,711,666
Sino Land Co., Ltd. (b)	648,759	845,060
Sun Hung Kai Properties, Ltd.	297,000	3,830,355
Swire Pacific, Ltd. Class A	113,500	629,429
Swire Properties, Ltd.	280,600	816,050
Techtronic Industries Co., Ltd.	302,000	4,307,692
WH Group, Ltd. (d)	2,056,809	1,724,209
Wharf Real Estate Investment Co., Ltd.	356,000	1,852,577
Xinyi Glass Holdings, Ltd.	418,000	1,167,123
		98,463,764
IRELAND — 0.7%
CRH PLC	179,063	7,453,527
Flutter Entertainment PLC (a)	35,500	7,249,472
Kerry Group PLC Class A	36,348	5,270,121
Kingspan Group PLC (a)	33,279	2,337,243
Smurfit Kappa Group PLC	56,403	2,625,212
		24,935,575
ISRAEL — 0.6%
Azrieli Group, Ltd.	7,846	498,744
Bank Hapoalim BM (a)	243,316	1,666,413
Bank Leumi Le-Israel BM	315,202	1,855,400
Check Point Software Technologies, Ltd. (a)	25,910	3,443,698
Elbit Systems, Ltd.	6,111	805,271
ICL Group, Ltd.	162,743	829,225
Israel Discount Bank, Ltd. Class A	235,706	907,353
Mizrahi Tefahot Bank, Ltd.	33,833	782,391
Nice, Ltd. (a)	14,292	4,006,104
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,604,100
Teva Pharmaceutical Industries, Ltd. (a)	71,135	676,833
Wix.com, Ltd. (a)	12,700	3,174,492
		20,250,024
ITALY — 2.0%
Amplifon SpA (a)	28,656	1,193,512
Assicurazioni Generali SpA	250,878	4,377,275
Atlantia SpA (a)	109,746	1,975,926
Davide Campari-Milano NV	126,872	1,449,888
DiaSorin SpA	5,764	1,199,637
Enel SpA	1,823,781	18,467,787
Eni SpA	563,571	5,894,335
Security Description	Shares	Value
Ferrari NV	28,263	$ 6,523,742
FinecoBank Banca Fineco SpA (a)	135,677	2,224,502
Infrastrutture Wireless Italiane SpA (d)	77,345	939,730
Intesa Sanpaolo SpA (a)	3,782,826	8,852,424
Mediobanca Banca di Credito Finanziario SpA (a)	130,859	1,207,248
Moncler SpA (a)	45,559	2,794,990
Nexi SpA (a)(d)	101,136	2,021,992
Poste Italiane SpA (d)	121,311	1,234,938
Prysmian SpA	55,227	1,965,023
Recordati Industria Chimica e Farmaceutica SpA	22,652	1,256,360
Snam SpA	435,950	2,454,204
Telecom Italia SpA (b)(e)	1,679,791	775,673
Telecom Italia SpA (e)	1,172,567	608,023
Terna Rete Elettrica Nazionale SpA	315,092	2,409,567
UniCredit SpA (a)	468,004	4,379,446
		74,206,222
JAPAN — 24.7%
ABC-Mart, Inc.	8,800	489,244
Acom Co., Ltd.	91,400	390,405
Advantest Corp.	45,000	3,369,170
Aeon Co., Ltd.	148,100	4,855,620
Aeon Mall Co., Ltd.	24,100	397,290
AGC, Inc. (b)	45,000	1,569,083
Air Water, Inc.	37,200	660,805
Aisin Seiki Co., Ltd.	37,200	1,115,153
Ajinomoto Co., Inc.	100,600	2,277,616
Alfresa Holdings Corp.	45,600	834,311
Amada Co., Ltd.	65,200	715,498
ANA Holdings, Inc. (a)	28,500	628,549
Asahi Group Holdings, Ltd. (b)	102,600	4,217,487
Asahi Intecc Co., Ltd.	43,800	1,597,240
Asahi Kasei Corp.	290,100	2,962,957
Astellas Pharma, Inc.	412,800	6,373,221
Azbil Corp.	28,400	1,551,417
Bandai Namco Holdings, Inc.	45,400	3,925,037
Bank of Kyoto, Ltd. (b)	12,500	650,153
Bridgestone Corp. (b)	122,200	4,005,277
Brother Industries, Ltd.	53,900	1,109,898
Calbee, Inc.	20,900	629,561
Canon, Inc. (b)	228,400	4,375,759
Capcom Co., Ltd.	20,300	1,317,352
Casio Computer Co., Ltd.	41,000	748,956
Central Japan Railway Co.	31,800	4,493,796
Chiba Bank, Ltd.	134,000	737,198
Chubu Electric Power Co., Inc.	152,800	1,839,609
Chugai Pharmaceutical Co., Ltd.	150,900	8,043,031
Chugoku Electric Power Co., Inc.	60,000	702,601

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc. (b)	29,100	$ 453,503
Concordia Financial Group, Ltd.	213,800	751,701
Cosmos Pharmaceutical Corp.	3,900	630,074
CyberAgent, Inc.	22,200	1,528,810
Dai Nippon Printing Co., Ltd.	58,500	1,051,068
Daifuku Co., Ltd.	22,600	2,793,123
Dai-ichi Life Holdings, Inc.	241,500	3,630,277
Daiichi Sankyo Co., Ltd.	380,600	13,031,343
Daikin Industries, Ltd.	56,300	12,498,387
Daito Trust Construction Co., Ltd.	15,100	1,409,889
Daiwa House Industry Co., Ltd.	128,800	3,822,395
Daiwa House REIT Investment Corp.	452	1,117,249
Daiwa Securities Group, Inc.	327,300	1,489,961
Denso Corp.	98,500	5,852,090
Dentsu Group, Inc. (b)	47,400	1,407,148
Disco Corp.	6,400	2,154,099
East Japan Railway Co.	66,600	4,441,290
Eisai Co., Ltd.	56,500	4,034,268
ENEOS HoldingS, Inc.	701,100	2,515,254
FANUC Corp.	43,700	10,734,002
Fast Retailing Co., Ltd.	13,200	11,822,403
Fuji Electric Co., Ltd.	30,600	1,101,061
FUJIFILM Holdings Corp.	80,200	4,224,201
Fujitsu, Ltd.	44,100	6,366,512
Fukuoka Financial Group, Inc.	40,900	726,134
GLP J-REIT	834	1,313,462
GMO Payment Gateway, Inc.	9,000	1,206,451
Hakuhodo DY Holdings, Inc.	55,500	760,642
Hamamatsu Photonics KK	32,300	1,845,804
Hankyu Hanshin Holdings, Inc.	50,400	1,674,386
Harmonic Drive Systems, Inc.	8,900	794,789
Hikari Tsushin, Inc.	4,800	1,124,161
Hino Motors, Ltd.	63,000	536,365
Hirose Electric Co., Ltd.	8,010	1,214,165
Hisamitsu Pharmaceutical Co., Inc.	13,200	783,728
Hitachi Construction Machinery Co., Ltd.	24,800	703,802
Hitachi Metals, Ltd.	41,700	632,497
Hitachi, Ltd.	219,900	8,657,983
Honda Motor Co., Ltd.	368,100	10,259,167
Hoshizaki Corp. (b)	11,500	1,054,821
Hoya Corp.	85,600	11,831,198
Hulic Co., Ltd.	65,600	719,888
Ibiden Co., Ltd.	24,300	1,133,270
Idemitsu Kosan Co., Ltd.	48,540	1,067,226
Iida Group Holdings Co., Ltd.	35,900	724,641
Inpex Corp.	226,600	1,220,297
Isuzu Motors, Ltd.	127,300	1,208,330
Security Description	Shares	Value
Ito En, Ltd.	11,600	$ 733,672
ITOCHU Corp.	306,000	8,784,774
Itochu Techno-Solutions Corp.	22,200	792,358
Japan Airlines Co., Ltd. (a)	28,300	546,840
Japan Airport Terminal Co., Ltd.	12,400	750,642
Japan Exchange Group, Inc.	119,100	3,043,109
Japan Post Bank Co., Ltd.	94,700	776,899
Japan Post Holdings Co., Ltd.	354,500	2,756,478
Japan Post Insurance Co., Ltd.	55,100	1,127,136
Japan Real Estate Investment Corp. REIT	281	1,622,122
Japan Retail Fund Investment Corp. REIT	633	1,150,185
Japan Tobacco, Inc. (b)	273,500	5,568,279
JFE Holdings, Inc. (a)	101,300	969,387
JSR Corp.	43,400	1,208,113
Kajima Corp.	98,500	1,318,485
Kakaku.com, Inc.	33,100	907,288
Kansai Electric Power Co., Inc.	159,100	1,500,467
Kansai Paint Co., Ltd.	37,800	1,162,429
Kao Corp.	107,300	8,283,026
KDDI Corp.	360,200	10,696,626
Keihan Holdings Co., Ltd.	23,800	1,139,920
Keikyu Corp.	55,000	942,370
Keio Corp.	22,700	1,758,923
Keisei Electric Railway Co., Ltd.	26,300	889,021
Keyence Corp.	40,900	22,976,415
Kikkoman Corp.	33,200	2,305,623
Kintetsu Group Holdings Co., Ltd.	38,900	1,703,017
Kirin Holdings Co., Ltd.	187,100	4,410,881
Kobayashi Pharmaceutical Co., Ltd.	11,200	1,367,931
Kobe Bussan Co., Ltd.	26,600	819,294
Koei Tecmo Holdings Co., Ltd.	10,400	634,607
Koito Manufacturing Co., Ltd.	22,500	1,529,856
Komatsu, Ltd.	193,500	5,280,510
Konami Holdings Corp.	19,200	1,078,599
Kose Corp.	7,100	1,210,325
Kubota Corp.	237,100	5,169,375
Kuraray Co., Ltd. (b)	75,800	805,391
Kurita Water Industries, Ltd.	23,800	909,400
Kyocera Corp.	72,700	4,454,455
Kyowa Kirin Co., Ltd.	63,500	1,730,728
Kyushu Electric Power Co., Inc.	74,100	637,327
Kyushu Railway Co.	34,000	732,723
Lasertec Corp.	17,600	2,064,371
Lawson, Inc.	12,000	558,477
Lion Corp. (b)	53,300	1,289,587

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Lixil Corp.	58,000	$ 1,254,995
M3, Inc.	98,300	9,276,351
Makita Corp.	51,600	2,583,873
Marubeni Corp.	362,400	2,408,278
Marui Group Co., Ltd.	48,700	854,709
Mazda Motor Corp.	114,100	764,756
McDonald's Holdings Co. Japan, Ltd. (b)	16,000	774,856
Medipal Holdings Corp.	46,300	869,092
MEIJI Holdings Co., Ltd.	24,800	1,743,891
Mercari, Inc. (a)	16,900	748,874
MINEBEA MITSUMI, Inc.	79,200	1,571,036
MISUMI Group, Inc.	67,200	2,203,225
Mitsubishi Chemical Holdings Corp.	282,700	1,709,151
Mitsubishi Corp.	300,600	7,398,175
Mitsubishi Electric Corp.	416,000	6,273,543
Mitsubishi Estate Co., Ltd.	273,800	4,394,272
Mitsubishi Gas Chemical Co., Inc.	35,900	823,741
Mitsubishi Heavy Industries, Ltd.	73,400	2,243,696
Mitsubishi UFJ Financial Group, Inc.	2,762,700	12,204,634
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	550,879
Mitsui & Co., Ltd.	362,200	6,628,669
Mitsui Chemicals, Inc.	41,300	1,210,059
Mitsui Fudosan Co., Ltd.	211,900	4,430,105
Miura Co., Ltd.	19,600	1,093,477
Mizuho Financial Group, Inc.	541,740	6,860,623
MonotaRO Co., Ltd.	28,600	1,454,308
MS&AD Insurance Group Holdings, Inc.	98,800	3,005,771
Murata Manufacturing Co., Ltd.	129,700	11,708,112
Nabtesco Corp. (b)	24,800	1,085,728
Nagoya Railroad Co., Ltd.	43,100	1,136,309
NEC Corp.	56,000	3,004,891
Nexon Co., Ltd.	112,900	3,477,379
NGK Insulators, Ltd.	51,400	792,569
NGK Spark Plug Co., Ltd.	36,100	616,440
NH Foods, Ltd.	21,000	923,435
Nidec Corp.	100,000	12,572,037
Nihon M&A Center, Inc.	34,700	2,319,047
Nintendo Co., Ltd.	25,300	16,131,522
Nippon Building Fund, Inc. REIT	301	1,743,406
Nippon Express Co., Ltd.	15,300	1,026,965
Nippon Paint Holdings Co., Ltd.	33,000	3,621,386
Nippon Prologis REIT, Inc.	499	1,556,279
Nippon Sanso Holdings Corp.	34,900	647,667
Nippon Shinyaku Co., Ltd.	11,200	734,408
Nippon Steel Corp. (a)	181,200	2,330,705
Nippon Telegraph & Telephone Corp.	289,300	7,412,883
Security Description	Shares	Value
Nippon Yusen KK	36,900	$ 858,480
Nissan Chemical Corp.	28,900	1,808,262
Nissan Motor Co., Ltd. (a)	525,100	2,848,138
Nisshin Seifun Group, Inc.	46,800	743,850
Nissin Foods Holdings Co., Ltd.	15,300	1,310,010
Nitori Holdings Co., Ltd.	18,500	3,873,989
Nitto Denko Corp.	36,000	3,218,364
Nomura Holdings, Inc.	709,300	3,744,186
Nomura Real Estate Holdings, Inc.	31,100	687,697
Nomura Real Estate Master Fund, Inc. REIT	889	1,270,923
Nomura Research Institute, Ltd.	69,200	2,476,575
NSK, Ltd.	92,100	799,279
NTT Data Corp.	146,500	2,002,145
Obayashi Corp.	143,500	1,237,009
Obic Co., Ltd.	15,700	3,152,317
Odakyu Electric Railway Co., Ltd.	69,600	2,184,164
Oji Holdings Corp.	182,000	1,034,762
Olympus Corp.	257,900	5,636,606
Omron Corp.	41,800	3,724,732
Ono Pharmaceutical Co., Ltd.	82,700	2,489,531
Oracle Corp.	7,900	1,029,154
Oriental Land Co., Ltd.	45,000	7,426,994
ORIX Corp.	303,100	4,651,673
Orix JREIT, Inc.	642	1,060,206
Osaka Gas Co., Ltd.	85,000	1,738,777
Otsuka Corp.	24,100	1,272,168
Otsuka Holdings Co., Ltd.	88,200	3,774,203
Pan Pacific International Holdings Corp.	88,400	2,044,643
Panasonic Corp.	488,900	5,637,420
PeptiDream, Inc. (a)	23,400	1,187,622
Persol Holdings Co., Ltd.	41,200	742,634
Pigeon Corp. (b)	25,300	1,042,680
Pola Orbis Holdings, Inc. (b)	20,800	421,863
Rakuten, Inc. (a)(b)	204,500	1,968,841
Recruit Holdings Co., Ltd.	293,000	12,262,608
Renesas Electronics Corp. (a)	167,600	1,751,566
Resona Holdings, Inc.	468,000	1,633,660
Ricoh Co., Ltd.	145,300	952,764
Rinnai Corp.	7,700	893,467
Rohm Co., Ltd.	20,500	1,983,583
Ryohin Keikaku Co., Ltd.	51,300	1,045,925
Santen Pharmaceutical Co., Ltd.	78,900	1,280,038
SBI Holdings, Inc.	50,600	1,199,266
SCSK Corp.	11,000	628,602
Secom Co., Ltd.	46,700	4,304,750
Sega Sammy Holdings, Inc.	45,300	713,866
Seibu Holdings, Inc.	48,100	471,007
Seiko Epson Corp.	56,900	843,759
Sekisui Chemical Co., Ltd.	81,000	1,532,994

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Sekisui House, Ltd.	144,400	$ 2,937,091
Seven & i Holdings Co., Ltd.	171,700	6,085,043
SG Holdings Co., Ltd.	73,800	2,010,030
Sharp Corp. (b)	55,600	842,253
Shimadzu Corp.	50,100	1,945,867
Shimamura Co., Ltd.	5,100	535,464
Shimano, Inc.	16,900	3,942,433
Shimizu Corp.	125,300	910,214
Shin-Etsu Chemical Co., Ltd.	79,200	13,838,617
Shinsei Bank, Ltd. (b)	42,700	525,659
Shionogi & Co., Ltd.	61,000	3,329,314
Shiseido Co., Ltd.	88,700	6,130,691
Shizuoka Bank, Ltd.	103,100	754,938
SMC Corp.	12,700	7,743,377
Softbank Corp.	639,800	8,012,605
SoftBank Group Corp.	352,200	27,488,281
Sohgo Security Services Co., Ltd.	15,800	818,732
Sompo Holdings, Inc.	74,600	3,015,214
Sony Corp.	283,400	28,231,575
Square Enix Holdings Co., Ltd.	22,500	1,364,231
Stanley Electric Co., Ltd.	26,500	853,431
Subaru Corp.	143,800	2,872,657
SUMCO Corp.	64,500	1,413,759
Sumitomo Chemical Co., Ltd.	364,100	1,463,524
Sumitomo Corp.	273,200	3,613,295
Sumitomo Dainippon Pharma Co., Ltd.	37,000	545,799
Sumitomo Electric Industries, Ltd.	173,700	2,299,008
Sumitomo Metal Mining Co., Ltd.	52,900	2,346,158
Sumitomo Mitsui Financial Group, Inc.	291,000	8,985,500
Sumitomo Mitsui Trust Holdings, Inc.	74,900	2,304,783
Sumitomo Realty & Development Co., Ltd.	66,500	2,048,879
Sundrug Co., Ltd.	16,700	666,415
Suntory Beverage & Food, Ltd.	29,500	1,042,908
Suzuken Co., Ltd.	17,400	628,621
Suzuki Motor Corp.	81,000	3,751,678
Sysmex Corp.	38,500	4,623,953
T&D Holdings, Inc.	119,000	1,402,712
Taiheiyo Cement Corp.	29,800	744,387
Taisei Corp.	44,200	1,521,924
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	545,256
Takeda Pharmaceutical Co., Ltd.	352,717	12,828,247
TDK Corp.	28,500	4,289,699
Teijin, Ltd.	40,600	762,884
Terumo Corp.	148,300	6,193,710
THK Co., Ltd.	24,600	793,433
TIS, Inc.	51,100	1,046,302
Security Description	Shares	Value
Tobu Railway Co., Ltd.	41,600	$ 1,238,995
Toho Co., Ltd.	23,800	1,002,760
Toho Gas Co., Ltd.	17,900	1,184,145
Tohoku Electric Power Co., Inc.	96,500	794,469
Tokio Marine Holdings, Inc.	142,000	7,300,460
Tokyo Century Corp.	9,800	776,444
Tokyo Electric Power Co. Holdings, Inc. (a)	289,600	762,954
Tokyo Electron, Ltd.	33,800	12,571,263
Tokyo Gas Co., Ltd.	88,000	2,031,982
Tokyu Corp.	110,800	1,374,738
Tokyu Fudosan Holdings Corp.	158,700	845,416
Toppan Printing Co., Ltd.	59,400	837,106
Toray Industries, Inc.	303,500	1,795,808
Toshiba Corp.	84,500	2,361,204
Tosoh Corp.	54,900	855,046
TOTO, Ltd.	32,800	1,969,684
Toyo Suisan Kaisha, Ltd.	19,300	938,409
Toyoda Gosei Co., Ltd.	16,800	487,346
Toyota Industries Corp.	33,600	2,665,349
Toyota Motor Corp.	477,100	36,769,671
Toyota Tsusho Corp.	47,600	1,920,229
Trend Micro, Inc. (a)(b)	31,700	1,823,798
Tsuruha Holdings, Inc.	8,200	1,165,926
Unicharm Corp.	89,700	4,250,205
United Urban Investment Corp. REIT	602	744,009
USS Co., Ltd.	53,400	1,078,913
Welcia Holdings Co., Ltd.	21,000	792,242
West Japan Railway Co.	37,200	1,945,303
Yakult Honsha Co., Ltd.	29,300	1,475,713
Yamada Holdings Co., Ltd.	160,900	854,019
Yamaha Corp.	31,400	1,846,075
Yamaha Motor Co., Ltd.	63,400	1,292,010
Yamato Holdings Co., Ltd.	73,600	1,875,554
Yamazaki Baking Co., Ltd. (b)	30,000	500,944
Yaskawa Electric Corp.	55,100	2,737,789
Yokogawa Electric Corp.	54,700	1,088,225
Z Holdings Corp.	592,500	3,583,292
ZOZO, Inc.	22,600	557,968
		903,654,023
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	158,813	3,668,679
Eurofins Scientific SE (a)	28,499	2,393,125
SES SA	94,603	893,138
Tenaris SA	94,688	767,427
		7,722,369
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	475,000	3,690,908
Sands China, Ltd.	553,200	2,429,304
SJM Holdings, Ltd.	457,000	510,997

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Wynn Macau, Ltd. (a)	316,800	$ 531,960
		7,163,169
MEXICO — 0.0% (c)
Fresnillo PLC	42,398	654,612
NETHERLANDS — 4.3%
ABN AMRO Bank NV (a)(d)	90,661	889,645
Adyen NV (a)(d)	4,050	9,439,993
Aegon NV	410,480	1,624,755
Akzo Nobel NV	42,537	4,572,774
Altice Europe NV (a)	128,434	837,271
Argenx SE (a)	10,057	2,977,868
ASML Holding NV	95,250	46,331,721
EXOR NV	25,598	2,074,039
Heineken Holding NV	24,720	2,330,466
Heineken NV	58,187	6,494,380
ING Groep NV (a)	883,608	8,260,979
JDE Peet's NV (a)	17,251	779,921
Just Eat Takeaway.com NV (a)(d)	28,703	3,245,047
Koninklijke Ahold Delhaize NV	248,657	7,031,085
Koninklijke DSM NV	38,715	6,669,659
Koninklijke KPN NV	826,431	2,514,804
Koninklijke Philips NV (a)	202,382	10,841,000
Koninklijke Vopak NV	17,144	901,781
NN Group NV	65,730	2,857,462
Randstad NV (a)	25,994	1,693,296
Royal Dutch Shell PLC Class A	913,890	16,212,654
Royal Dutch Shell PLC Class B	825,059	14,203,688
Wolters Kluwer NV	59,994	5,069,394
		157,853,682
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)(b)	166,643	1,448,194
Auckland International Airport, Ltd. (a)	272,054	1,484,762
Fisher & Paykel Healthcare Corp., Ltd.	131,099	3,112,080
Mercury NZ, Ltd.	166,846	784,443
Meridian Energy, Ltd.	305,752	1,633,449
Ryman Healthcare, Ltd.	94,456	1,033,046
Spark New Zealand, Ltd.	418,418	1,415,927
Xero, Ltd. (a)	27,944	3,165,879
		14,077,780
NORWAY — 0.5%
DNB ASA (a)	217,000	4,257,909
Equinor ASA	226,820	3,839,962
Gjensidige Forsikring ASA	43,976	983,071
Mowi ASA	96,866	2,160,887
Norsk Hydro ASA	297,037	1,382,850
Orkla ASA	173,932	1,767,364
Schibsted ASA Class A (a)	17,399	744,369
Schibsted ASA Class B (a)	24,544	916,750
Security Description	Shares	Value
Telenor ASA	155,677	$ 2,652,816
		18,705,978
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	636,398	4,014,795
Galp Energia SGPS SA	106,082	1,136,240
Jeronimo Martins SGPS SA	58,599	990,877
		6,141,912
RUSSIA — 0.0% (c)
Evraz PLC	129,609	835,529
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	747,915	1,686,367
CapitaLand Integrated Commercial Trust REIT	950,091	1,552,753
CapitaLand, Ltd.	615,482	1,527,470
City Developments, Ltd.	96,600	582,531
DBS Group Holdings, Ltd.	396,952	7,520,658
Genting Singapore, Ltd.	1,319,900	848,875
Keppel Corp., Ltd.	337,300	1,373,037
Mapletree Commercial Trust REIT	493,800	795,819
Mapletree Logistics Trust REIT	602,432	916,194
Oversea-Chinese Banking Corp., Ltd.	744,149	5,664,237
Singapore Airlines, Ltd. (a)	267,049	864,805
Singapore Exchange, Ltd.	182,300	1,280,024
Singapore Technologies Engineering, Ltd.	346,900	1,002,654
Singapore Telecommunications, Ltd.	1,811,900	3,166,867
Suntec Real Estate Investment Trust	349,400	393,906
United Overseas Bank, Ltd.	268,090	4,582,267
UOL Group, Ltd.	95,932	559,631
Venture Corp., Ltd.	54,700	803,748
		35,121,843
SOUTH AFRICA — 0.2%
Anglo American PLC	271,942	9,012,617
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	57,032	1,894,568
Aena SME SA (a)(d)	15,827	2,753,721
Amadeus IT Group SA	100,117	7,295,990
Banco Bilbao Vizcaya Argentaria SA	1,482,700	7,320,125
Banco Santander SA (a)	3,877,982	12,042,568
CaixaBank SA	787,847	2,025,301
Cellnex Telecom SA (d)	72,479	4,356,044
Enagas SA	57,883	1,272,330
Endesa SA (b)	72,976	1,995,626
Ferrovial SA	107,824	2,981,574

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Grifols SA	66,280	$ 1,936,594
Iberdrola SA	1,353,201	19,371,795
Industria de Diseno Textil SA	242,746	7,734,188
Naturgy Energy Group SA	64,019	1,485,145
Red Electrica Corp. SA	102,455	2,102,894
Repsol SA	320,514	3,235,360
Siemens Gamesa Renewable Energy SA	53,578	2,169,227
Telefonica SA (e)	1,146,742	4,553,046
		86,526,096
SWEDEN — 3.1%
Alfa Laval AB (a)	68,956	1,900,109
Assa Abloy AB Class B	225,531	5,561,005
Atlas Copco AB Class A	149,433	7,662,204
Atlas Copco AB Class B	87,420	3,920,437
Boliden AB	62,314	2,211,043
Electrolux AB Class B (b)	48,614	1,132,692
Epiroc AB Class A	154,026	2,806,679
Epiroc AB Class B	81,797	1,384,440
EQT AB (b)	50,827	1,302,154
Essity AB Class B	138,577	4,463,122
Evolution Gaming Group AB (d)	36,824	3,743,134
Fastighets AB Balder Class B (a)	23,305	1,217,102
Hennes & Mauritz AB Class B (a)	179,187	3,752,813
Hexagon AB Class B	64,490	5,887,891
Husqvarna AB Class B	101,271	1,313,278
ICA Gruppen AB	22,934	1,147,461
Industrivarden AB Class A (a)	24,590	821,009
Industrivarden AB Class C (a)	35,307	1,141,425
Investment AB Latour Class B	30,644	745,153
Investor AB Class B	101,253	7,387,571
Kinnevik AB Class B	54,272	2,745,800
L E Lundbergforetagen AB Class B (a)	17,802	955,070
Lundin Energy AB	41,757	1,130,292
Nibe Industrier AB Class B	73,037	2,398,534
Sandvik AB (a)	258,581	6,338,148
Securitas AB Class B	64,085	1,035,888
Skandinaviska Enskilda Banken AB Class A (a)	364,332	3,748,660
Skanska AB Class B	74,574	1,904,179
SKF AB Class B	84,434	2,193,986
Svenska Cellulosa AB SCA Class B (a)	130,517	2,277,379
Svenska Handelsbanken AB Class A (a)	346,035	3,480,343
Swedbank AB Class A (a)	198,217	3,478,461
Swedish Match AB	36,672	2,848,007
Tele2 AB Class B	108,904	1,440,110
Telefonaktiebolaget LM Ericsson Class B	662,795	7,880,050
Telia Co. AB	528,084	2,183,698
Security Description	Shares	Value
Volvo AB Class B (a)	316,788	$ 7,475,573
		113,014,900
SWITZERLAND — 9.6%
ABB, Ltd.	411,826	11,512,213
Adecco Group AG	33,927	2,270,628
Alcon, Inc. (a)	109,281	7,274,273
Baloise Holding AG	10,882	1,938,928
Banque Cantonale Vaudoise	5,917	644,615
Barry Callebaut AG	655	1,559,047
Chocoladefabriken Lindt & Spruengli AG (e)	223	2,177,148
Chocoladefabriken Lindt & Spruengli AG (e)	23	2,300,130
Cie Financiere Richemont SA	117,843	10,675,793
Clariant AG	44,228	941,649
Coca-Cola HBC AG	42,572	1,383,266
Credit Suisse Group AG	557,509	7,190,002
EMS-Chemie Holding AG	1,955	1,886,549
Geberit AG	8,492	5,324,132
Givaudan SA	2,057	8,679,914
Julius Baer Group, Ltd.	50,226	2,897,818
Kuehne + Nagel International AG	12,486	2,836,347
LafargeHolcim, Ltd.	120,168	6,609,614
Logitech International SA	36,336	3,531,862
Lonza Group AG	16,629	10,700,351
Nestle SA	648,972	76,544,851
Novartis AG	499,696	47,287,257
Partners Group Holding AG	4,167	4,902,630
Roche Holding AG	158,180	55,294,553
Schindler Holding AG (e)	9,092	2,454,156
Schindler Holding AG (e)	4,748	1,280,529
SGS SA	1,377	4,159,274
Sika AG	31,586	8,640,189
Sonova Holding AG (a)	11,929	3,103,875
STMicroelectronics NV	145,889	5,405,055
Straumann Holding AG	2,396	2,795,943
Swatch Group AG (e)	6,518	1,780,753
Swatch Group AG (e)	9,932	525,392
Swiss Life Holding AG	6,808	3,176,219
Swiss Prime Site AG	16,514	1,623,470
Swiss Re AG	64,994	6,127,722
Swisscom AG	5,823	3,142,885
Temenos AG	15,104	2,112,800
UBS Group AG	819,425	11,559,737
Vifor Pharma AG	10,512	1,652,998
Zurich Insurance Group AG	34,237	14,466,338
		350,370,905
UNITED KINGDOM — 11.6%
3i Group PLC	212,705	3,366,966
Admiral Group PLC	40,919	1,625,448
Ashtead Group PLC	102,427	4,813,631
Associated British Foods PLC (a)	80,678	2,496,801
AstraZeneca PLC	294,972	29,531,231

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Auto Trader Group PLC (d)	214,211	$ 1,745,181
AVEVA Group PLC	28,129	1,231,198
Aviva PLC	861,837	3,831,141
BAE Systems PLC	728,819	4,869,712
Barclays PLC (a)	3,900,883	7,821,432
Barratt Developments PLC (a)	226,275	2,072,353
Berkeley Group Holdings PLC	27,613	1,789,895
BP PLC	4,514,650	15,724,467
British American Tobacco PLC	514,699	19,052,607
British Land Co. PLC REIT	181,839	1,215,481
BT Group PLC	2,007,643	3,629,398
Bunzl PLC	78,023	2,605,545
Burberry Group PLC (a)	89,298	2,184,368
CK Hutchison Holdings, Ltd.	603,500	4,210,728
CNH Industrial NV (a)	225,330	2,846,628
Coca-Cola European Partners PLC (e)	19,400	966,702
Coca-Cola European Partners PLC (e)	24,266	1,171,297
Compass Group PLC	401,181	7,474,612
Croda International PLC	29,832	2,689,772
DCC PLC	23,359	1,653,365
Diageo PLC	524,608	20,638,500
Direct Line Insurance Group PLC	313,441	1,366,781
Entain PLC (a)	134,435	2,082,986
Experian PLC	203,939	7,741,562
Fiat Chrysler Automobiles NV (a)	248,964	4,465,727
GlaxoSmithKline PLC	1,125,994	20,655,752
Halma PLC	85,146	2,850,398
Hargreaves Lansdown PLC	78,544	1,637,326
Hikma Pharmaceuticals PLC	37,237	1,281,689
HSBC Holdings PLC (a)	4,574,037	23,687,509
Imperial Brands PLC	215,288	4,518,789
Informa PLC (a)	324,059	2,431,918
InterContinental Hotels Group PLC (a)	39,391	2,525,354
Intertek Group PLC	35,767	2,761,402
J Sainsbury PLC	366,395	1,129,402
JD Sports Fashion PLC (a)	107,276	1,261,111
Johnson Matthey PLC	41,585	1,378,481
Kingfisher PLC (a)	485,075	1,792,949
Land Securities Group PLC REIT	147,078	1,354,663
Legal & General Group PLC	1,355,182	4,931,262
Lloyds Banking Group PLC (a)	15,661,042	7,801,021
London Stock Exchange Group PLC	70,467	8,676,940
M&G PLC	546,615	1,479,073
Melrose Industries PLC (a)	1,075,500	2,617,609
Mondi PLC	112,066	2,634,077
National Grid PLC	784,991	9,281,821
Security Description	Shares	Value
Natwest Group PLC (a)	1,072,932	$ 2,458,828
Next PLC (a)	29,174	2,825,853
Ocado Group PLC (a)	107,997	3,376,216
Pearson PLC	177,276	1,648,795
Persimmon PLC	73,993	2,798,673
Phoenix Group Holdings PLC	126,470	1,211,184
Prudential PLC	589,595	10,856,099
Reckitt Benckiser Group PLC	158,331	14,158,881
RELX PLC (e)	318,236	7,797,599
RELX PLC (e)	117,823	2,887,571
Rentokil Initial PLC (a)	407,362	2,837,673
Rolls-Royce Holdings PLC (a)	1,934,729	2,942,203
RSA Insurance Group PLC	226,162	2,094,196
Sage Group PLC	253,546	2,017,122
Schroders PLC	29,656	1,352,761
Segro PLC REIT	270,316	3,501,460
Severn Trent PLC	55,915	1,749,551
Smith & Nephew PLC	199,036	4,108,289
Smiths Group PLC	90,381	1,858,753
Spirax-Sarco Engineering PLC	16,478	2,544,153
SSE PLC	233,444	4,786,592
St James's Place PLC	124,600	1,930,599
Standard Chartered PLC (a)	600,229	3,822,629
Standard Life Aberdeen PLC	508,523	1,955,387
Taylor Wimpey PLC (a)	844,503	1,913,983
Tesco PLC	2,199,052	6,955,867
Unilever PLC (e)	271,383	16,292,863
Unilever PLC (e)	312,266	18,937,450
United Utilities Group PLC	148,328	1,814,674
Vodafone Group PLC	5,952,015	9,839,803
Whitbread PLC (a)	46,813	1,983,721
Wm Morrison Supermarkets PLC	495,781	1,201,914
WPP PLC	277,941	3,039,450
		423,104,853
UNITED STATES — 0.3%
CyberArk Software, Ltd. (a)	8,100	1,308,879
Ferguson PLC	49,842	6,052,802
James Hardie Industries PLC CDI (a)	96,301	2,840,154
QIAGEN NV (a)	52,113	2,706,733
		12,908,568
TOTAL COMMON STOCKS (Cost $2,784,632,528)		3,554,721,543

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/26/21) (a) (Cost: $121,536)	346,285	118,932

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
WARRANTS — 0.0% (c)
SWITZERLAND — 0.0% (c)
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	240,970	$ 62,699
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	66,248,210	66,261,459
State Street Navigator Securities Lending Portfolio II (h) (i)	23,014,357	23,014,357
TOTAL SHORT-TERM INVESTMENTS (Cost $89,275,816)		89,275,816
TOTAL INVESTMENTS — 99.7% (Cost $2,874,029,880)		3,644,178,990
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		11,643,385
NET ASSETS — 100.0%		$ 3,655,822,375
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At December 31, 2020, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	913	03/19/2021	$95,465,100	$97,271,020	$1,805,920
During the fiscal year ended December 31, 2020, average notional value related to futures contracts was $66,125,093.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,554,721,543	$—	$—	$3,554,721,543
Rights	118,932	—	—	118,932
Warrants	62,699	—	—	62,699
Short-Term Investments	89,275,816	—	—	89,275,816
TOTAL INVESTMENTS	$3,644,178,990	$—	$—	$3,644,178,990
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	1,805,920	—	—	1,805,920
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,805,920	$—	$—	$ 1,805,920
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,645,984,910	$—	$—	$3,645,984,910
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	15.8%
Industrials	14.8
Health Care	12.5
Consumer Discretionary	12.2
Consumer Staples	10.6
Information Technology	8.7
Materials	7.7
Communication Services	5.1
Utilities	3.8
Energy	3.0
Real Estate	3.0
Short-Term Investments	2.5
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$ 727,803,042	$ 679,792,351	$887	$(608)	66,248,210	$66,261,459	$204,104
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	352,080,170	347,428,435	—	—	23,014,357	23,014,357	329,165
Total		$ 36,613,111	$1,079,883,212	$1,027,220,786	$887	$(608)		$89,275,816	$533,269
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value*	$3,554,903,174
Investments in affiliated issuers, at value	89,275,816
Total Investments	3,644,178,990
Foreign currency, at value	1,908,632
Net cash at broker	6,324,317
Receivable from broker — accumulated variation margin on futures contracts	1,808,245
Receivable for investments sold	11,415,214
Dividends receivable — unaffiliated issuers	2,814,741
Interest receivable - unaffiliated issuers	5,270
Securities lending income receivable — unaffiliated issuers	5,717
Securities lending income receivable — affiliated issuers	13,938
Receivable for foreign taxes recoverable	10,976,209
Prepaid expenses and other assets	456
TOTAL ASSETS	3,679,451,729
LIABILITIES
Due to custodian	34,290
Payable upon return of securities loaned	23,014,357
Advisory fee payable	427,106
Custodian fees payable	90,554
Trustees’ fees and expenses payable	851
Professional fees payable	49,568
Printing and postage fees payable	689
Accrued expenses and other liabilities	11,939
TOTAL LIABILITIES	23,629,354
NET ASSETS	$3,655,822,375
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,784,754,064
Investments in affiliated issuers	89,275,816
Total cost of investments	$2,874,029,880
Foreign currency, at cost	$ 1,888,754
* Includes investments in securities on loan, at value	$ 40,236,786
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 91,212,358
Dividend income — affiliated issuers	204,104
Unaffiliated securities lending income	153,557
Affiliated securities lending income	329,165
Foreign taxes withheld	(7,700,594)
TOTAL INVESTMENT INCOME (LOSS)	84,198,590
EXPENSES
Advisory fee	3,715,533
Administration fees	422,219
Custodian fees	490,968
Trustees’ fees and expenses	58,710
Professional fees and expenses	58,825
Printing and postage fees	2,344
Insurance expense	9,030
Miscellaneous expenses	64,708
TOTAL EXPENSES	4,822,337
NET INVESTMENT INCOME (LOSS)	$ 79,376,253
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(122,074,721)
Investments — affiliated issuers	887
Foreign currency transactions	1,663,879
Futures contracts	13,005,766
Net realized gain (loss)	(107,404,189)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	277,497,153
Investments — affiliated issuers	(608)
Foreign currency translations	690,069
Futures contracts	674,032
Net change in unrealized appreciation/depreciation	278,860,646
NET REALIZED AND UNREALIZED GAIN (LOSS)	171,456,457
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 250,832,710
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 79,376,253	$ 104,047,058
Net realized gain (loss)	(107,404,189)	(14,404,816)
Net change in unrealized appreciation/depreciation	278,860,646	559,062,853
Net increase (decrease) in net assets resulting from operations	250,832,710	648,705,095
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	768,794,916	566,042,704
Withdrawals	(1,090,211,334)	(297,852,001)
Net increase (decrease) in net assets from capital transactions	(321,416,418)	268,190,703
Net increase (decrease) in net assets during the period	(70,583,708)	916,895,798
Net assets at beginning of period	3,726,406,083	2,809,510,285
NET ASSETS AT END OF PERIOD	$ 3,655,822,375	$3,726,406,083
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	7.96%	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,655,822	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	2.35%	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	8%	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,808,245	$—	$1,808,245

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$13,005,766	$—	$13,005,766
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$674,032	$—	$674,032
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$260,779,987	$544,904,998
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,949,940,040	$931,237,092	$235,192,222	$696,044,870
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 40,236,786	$ 23,014,357	$ 19,402,120	$ 42,416,477
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$23,014,357	$—	$—	$—	$23,014,357	$23,014,357
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2020.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,212.70	$0.78	$1,024.40	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and SSGA FM’s management of each Portfolio’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
32

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $639,882 and $674,279, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $269,028 and $270,795, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $36,534,447 and $35,152,927, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2021